TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 2.3%
265,804		Aptiv plc	$35,511,415
678,782		General Motors Co	34,400,672
76,793	*	Tesla, Inc	60,937,549
		TOTAL AUTOMOBILES & COMPONENTS	130,849,636

BANKS - 4.2%
2,768,253		Bank of America Corp	82,078,702
257,272	n	Citigroup, Inc	14,919,203
471,935		Citizens Financial Group, Inc	17,197,312
869,400		JPMorgan Chase & Co	111,865,698
732,612		Radian Group, Inc	14,066,150
		TOTAL BANKS	240,127,065

CAPITAL GOODS - 6.9%
331,578	*	Builders FirstSource, Inc	12,682,859
84,566	n	Carlisle Cos, Inc	12,256,150
143,555		Deere & Co	41,458,684
212,035		Dover Corp	24,699,957
384,149		Eaton Corp	45,214,337
2,396,661		General Electric Co	25,596,339
146,399		HEICO Corp (Class A)	15,563,678
321,197		Honeywell International, Inc	62,752,258
366,842		ITT, Inc	27,406,766
80,450		Jacobs Engineering Group, Inc	8,122,232
69,978		Northrop Grumman Corp	20,056,395
214,515		Otis Worldwide Corp	13,868,395
222,987		Owens Corning, Inc	17,303,791
193,126		Raytheon Technologies Corp	12,887,298
79,077	*	Teledyne Technologies, Inc	28,231,280
179,687		Trane Technologies plc	25,758,131
136,467	*	Virgin Galactic Holdings, Inc	6,044,123
		TOTAL CAPITAL GOODS	399,902,673

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
145,886	*	Stericycle, Inc	9,552,615
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,552,615

CONSUMER DURABLES & APPAREL - 1.8%
134,306		Brunswick Corp	11,612,097
342,945		Callaway Golf Co	9,564,736
1,346,024	*	Mattel, Inc	24,389,955
229,626		Nike, Inc (Class B)	30,675,737
500,880	*	Tempur Sealy International, Inc	13,223,232
77,700	n	Whirlpool Corp	14,381,493
		TOTAL CONSUMER DURABLES & APPAREL	103,847,250
1

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.0%
54,010	*	Airbnb, Inc	$9,917,856
233,323	*,n	Caesars Entertainment, Inc	16,423,606
15,002	*,n	Chipotle Mexican Grill, Inc (Class A)	22,202,960
59,834		Churchill Downs, Inc	11,215,883
203,193	n	Darden Restaurants, Inc	23,751,230
77,024	*	Flutter Entertainment plc	14,325,694
153,582	n	Hilton Worldwide Holdings, Inc	15,571,679
		TOTAL CONSUMER SERVICES	113,408,908

DIVERSIFIED FINANCIALS - 2.7%
209,399		Blackstone Group, Inc	14,069,519
347,138		Discover Financial Services	28,999,909
1,403,016		Equitable Holdings, Inc	34,766,736
213,947		Lazard Ltd (Class A)	8,814,616
812,171		Morgan Stanley	54,456,066
249,181		Voya Financial, Inc	13,819,578
		TOTAL DIVERSIFIED FINANCIALS	154,926,424

ENERGY - 1.8%
203,227	*	Cheniere Energy, Inc	12,870,366
355,580	n	Chevron Corp	30,295,416
1,115,211		EQT Corp	18,189,091
389,078		Hess Corp	21,002,431
182,297		Pioneer Natural Resources Co	22,039,707
		TOTAL ENERGY	104,397,011

FOOD & STAPLES RETAILING - 1.5%
380,972	*	BJ’s Wholesale Club Holdings, Inc	16,027,492
185,096	*	Performance Food Group Co	8,677,301
280,619		Walmart, Inc	39,424,163
44,850	*	Zur Rose Group AG.	20,567,097
		TOTAL FOOD & STAPLES RETAILING	84,696,053

FOOD, BEVERAGE & TOBACCO - 3.0%
336,595		Coca-Cola Co	16,207,049
67,544	*	Freshpet, Inc	9,409,555
149,734		Hershey Co	21,777,313
448,903		Kraft Heinz Co	15,042,740
572,473		Mondelez International, Inc	31,737,903
252,927	*	Monster Beverage Corp	21,961,651
437,314		PepsiCo, Inc	59,723,973
		TOTAL FOOD, BEVERAGE & TOBACCO	175,860,184

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
213,845		Abbott Laboratories	26,429,103
91,321		Anthem, Inc	27,120,510
241,177		Danaher Corp	57,361,538
57,861	*,n	DexCom, Inc	21,689,196
440,085	*	Envista Holdings Corp	15,640,621
101,602	*	Guardant Health, Inc	15,799,111
58,281	n	Humana, Inc	22,328,034
57,238	*	IDEXX Laboratories, Inc	27,398,686
471,063		Medtronic plc	52,443,444
126,491	n	STERIS plc	23,667,731
2

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

127,746		UnitedHealth Group, Inc	$42,613,511
55,377		West Pharmaceutical Services, Inc	16,584,858
227,895		Zimmer Biomet Holdings, Inc	35,020,624
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	384,096,967

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
94,735		Estee Lauder Cos (Class A)	22,419,038
581,221		Procter & Gamble Co	74,518,344
135,216		Reckitt Benckiser Group plc	11,463,395
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	108,400,777

INSURANCE - 2.0%
219,213		Assurant, Inc	29,696,785
102,062		Everest Re Group Ltd	21,543,247
674,224		Hartford Financial Services Group, Inc	32,376,236
614,992		Metlife, Inc	29,611,865
		TOTAL INSURANCE	113,228,133

MATERIALS - 3.8%
617,257		CF Industries Holdings, Inc	25,542,095
728,151	n	Corteva, Inc	29,024,099
505,038		Dow, Inc	26,211,472
394,244	n	DuPont de Nemours, Inc	31,322,686
147,298		FMC Corp	15,950,900
260,395		Linde plc	63,900,933
211,831		PPG Industries, Inc	28,535,754
		TOTAL MATERIALS	220,487,939

MEDIA & ENTERTAINMENT - 9.6%
110,693	*	Alphabet, Inc (Class C)	203,203,568
877,518		Comcast Corp (Class A)	43,498,567
393,599	*	Facebook, Inc	101,678,430
108,697	*,n	Match Group, Inc	15,202,362
102,081	*,n	Netflix, Inc	54,346,904
384,678	*,n	Snap, Inc	20,364,853
115,289	*,n	Take-Two Interactive Software, Inc	23,109,680
473,653	*	Walt Disney Co	79,654,225
166,425		World Wrestling Entertainment, Inc (Class A)	9,374,720
		TOTAL MEDIA & ENTERTAINMENT	550,433,309

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
72,291	*	10X Genomics, Inc	12,372,605
619,329		AbbVie, Inc	63,468,836
277,809	*	Acadia Pharmaceuticals, Inc	13,348,722
670,011	*,n	Alkermes plc	14,063,531
272,061		AstraZeneca plc	27,753,252
1,038,136	*	Avantor, Inc	30,614,631
158,513	*,n	Axsome Therapeutics, Inc	10,793,150
146,513	*	Catalent, Inc	16,856,321
445,733		Daiichi Sankyo Co Ltd	14,348,597
145,855		Eli Lilly & Co	30,333,464
255,756	*	Genmab A.S. (ADR)	10,148,398
220,228		Gilead Sciences, Inc	14,446,957
222,314	*	Horizon Therapeutics Plc	16,113,319
100,081	*	Ionis Pharmaceuticals, Inc	6,011,866
3

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

102,677	*	IQVIA Holdings, Inc	$18,255,971
24,925		Lonza Group AG.	15,919,584
475,814		Merck & Co, Inc	36,670,985
99,929		Merck KGaA	16,655,045
1,436,738		Pfizer, Inc	51,578,894
46,955	*	Seagen, Inc	7,713,298
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	427,467,426

REAL ESTATE - 1.7%
135,983		American Tower Corp	30,917,095
16,505		Equinix, Inc	12,213,040
335,939		Prologis, Inc	34,668,905
199,225		Simon Property Group, Inc	18,513,979
		TOTAL REAL ESTATE	96,313,019

RETAILING - 8.5%
75,932	*	Amazon.com, Inc	243,453,179
104,445	n	Best Buy Co, Inc	11,365,705
255,364	*,e,n	Children’s Place, Inc	18,761,593
222,490		Dick’s Sporting Goods, Inc	14,909,055
299,932	n	Expedia Group, Inc	37,221,561
259,663	n	Home Depot, Inc	70,321,934
132,172	e,n	Nordstrom, Inc	4,685,497
548,651	*	Petco Health & Wellness Co, Inc	14,281,386
251,008		Target Corp	45,475,119
1,988,150	*	THG Holdings Ltd	19,640,502
411,537	*,n	Urban Outfitters, Inc	11,288,460
		TOTAL RETAILING	491,403,991

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.8%
392,796	*	Advanced Micro Devices, Inc	33,639,049
65,194		Broadcom, Inc	29,369,897
178,427	*	Cree, Inc	18,035,401
114,160	*,n	Enphase Energy, Inc	20,817,076
917,916	n	Intel Corp	50,953,517
549,524		Marvell Technology Group Ltd	28,278,505
70,924		Monolithic Power Systems, Inc	25,198,588
104,981		NVIDIA Corp	54,547,078
171,484		NXP Semiconductors NV	27,518,038
409,419		QUALCOMM, Inc	63,984,001
197,095		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	23,950,984
57,286		Universal Display Corp	13,222,755
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	389,514,889

SOFTWARE & SERVICES - 11.7%
37,052	*	Affirm Holdings, Inc	3,690,009
140,971	*	Anaplan, Inc	9,402,766
147,044	*	Check Point Software Technologies	18,783,400
362,070	*	Fiserv, Inc	37,180,968
121,187	*	Liveperson, Inc	7,678,408
191,703	n	Mastercard, Inc (Class A)	60,633,742
1,448,960		Microsoft Corp	336,100,762
97,225	*,n	nCino, Inc	6,971,032
216,640	*	Nuance Communications, Inc	9,865,786
233,868	*	PayPal Holdings, Inc	54,797,611
149,046	*	Qualtrics International, Inc	6,558,024
4

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

281,178	*	salesforce.com, Inc	$63,422,510
72,167	*	ServiceNow, Inc	39,198,228
80,550	*	Synopsys, Inc	20,576,497
		TOTAL SOFTWARE & SERVICES	674,859,743

TECHNOLOGY HARDWARE & EQUIPMENT - 9.1%
2,873,246	n	Apple, Inc	379,153,542
283,878	*	Calix, Inc	8,573,116
215,417	*	Ciena Corp	11,501,114
472,334		Cisco Systems, Inc	21,056,650
124,585	n	Cognex Corp	10,232,166
401,196		Corning, Inc	14,390,900
232,273	*	Keysight Technologies, Inc	32,887,534
121,221	*,n	Lumentum Holdings, Inc	11,370,530
310,004		TE Connectivity Ltd	37,324,481
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	526,490,033

TELECOMMUNICATION SERVICES - 1.1%
176,156	*	T-Mobile US, Inc	22,209,748
741,241		Verizon Communications, Inc	40,582,945
		TOTAL TELECOMMUNICATION SERVICES	62,792,693

TRANSPORTATION - 1.4%
447,580		Delta Air Lines, Inc	16,990,137
140,019		DSV AS	21,846,502
502,648	*	InPost S.A.	12,077,767
209,260		United Parcel Service, Inc (Class B)	32,435,300
		TOTAL TRANSPORTATION	83,349,706

UTILITIES - 1.5%
162,002		Eversource Energy	14,175,175
630,194		NextEra Energy, Inc	50,963,789
529,309		RWE AG.	22,738,202
		TOTAL UTILITIES	87,877,166

		TOTAL COMMON STOCKS	5,734,283,610
		(Cost $2,982,762,630)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
16,500		Boeing Co	108,900
		TOTAL CAPITAL GOODS	108,900

MATERIALS - 0.0%
62,000		DuPont de Nemours, Inc	300,080
		TOTAL MATERIALS	300,080

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
50,000		Lumentum Holdings, Inc	467,500
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	467,500

		TOTAL PURCHASED OPTIONS (Cost $1,341,321)	876,480
5

TIAA-CREF FUNDS - Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.1%
$5,182,000		Federal Home Loan Bank (FHLB)	0.075%	02/03/21	$5,181,988
		TOTAL GOVERNMENT AGENCY DEBT			5,181,988

REPURCHASE AGREEMENT - 0.5%
30,965,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	30,965,000
		TOTAL REPURCHASE AGREEMENT			30,965,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
110,770	c	State Street Navigator Securities Lending	0.060		110,770
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			110,770

		TOTAL SHORT-TERM INVESTMENTS			36,257,758
		(Cost $36,257,748)
		TOTAL INVESTMENTS - 100.2%			5,771,417,848
		(Cost $3,020,361,699)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(12,741,759)
		NET ASSETS - 100.0%			$5,758,676,089

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $315,760.
	n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $30,965,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $31,584,375.

Purchased options outstanding as of January 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Boeing Co, Call	165	$500,781	$250.00	05/21/21	$108,900
DuPont de Nemours, Inc, Call	620	325,522	87.50	07/16/21	300,080
Lumentum Holdings, Inc, Call	500	515,018	100.00	06/18/21	467,500
Total	1,285	$1,341,321			$876,480
6

TIAA-CREF FUNDS - Growth & Income Fund

Written options outstanding as of January 31, 2021 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Alkermes plc, Put	1,000	$(144,811)	$14.00	05/21/21	$(80,000)
American Superconductor Corp, Put	1,000	(38,963)	19.00	02/19/21	(37,500)
Apple, Inc, Call	1,268	(1,361,921)	150.00	09/17/21	(1,356,760)
Apple, Inc, Put	1,848	(1,785,543)	105.00	06/18/21	(705,936)
Apple, Inc, Put	1,268	(447,511)	110.00	06/18/21	(608,640)
Arcturus Therapeutics Holdings, Inc, Put	1,000	(1,468,312)	45.00	06/18/21	(730,000)
Axsome Therapeutics, Inc, Put	700	(96,573)	57.50	03/19/21	(220,500)
Best Buy Co, Inc, Call	400	(52,385)	125.00	02/19/21	(18,800)
Biogen, Inc, Put	150	(559,272)	250.00	03/19/21	(75,000)
Boeing Co, Call	165	(334,607)	280.00	05/21/21	(58,575)
Boeing Co, Put	167	(524,687)	205.00	05/21/21	(465,930)
Caesars Entertainment, Inc, Call	444	(41,275)	90.00	02/19/21	(26,418)
Carlisle Cos, Inc, Call	260	(72,269)	170.00	03/19/21	(42,250)
Carlisle Cos, Inc, Put	260	(85,269)	125.00	03/19/21	(63,050)
CarMax, Inc, Put	500	(56,541)	80.00	02/19/21	(9,000)
Chevron Corp, Call	222	(72,806)	105.00	03/19/21	(8,658)
Chevron Corp, Put	222	(51,717)	80.00	03/19/21	(65,934)
Chevron Corp, Put	222	(220,433)	72.50	06/18/21	(76,590)
Children’s Place, Inc, Call	615	(583,428)	80.00	06/18/21	(768,750)
Children’s Place, Inc, Put	722	(262,665)	30.00	03/19/21	(55,955)
Children’s Place, Inc, Put	615	(193,871)	40.00	06/18/21	(150,675)
Children’s Place, Inc, Put	750	(278,967)	45.00	06/18/21	(266,250)
Chipotle Mexican Grill, Inc, Call	44	(299,375)	1,600.00	06/18/21	(448,756)
Chipotle Mexican Grill, Inc, Put	44	(115,597)	1,000.00	06/18/21	(69,960)
Citigroup, Inc, Call	445	(171,207)	75.00	09/17/21	(87,220)
Citigroup, Inc, Put	291	(90,972)	52 .50	09/17/21	(139,680)
Citigroup, Inc, Put	154	(57,046)	55.00	09/17/21	(89,320)
Cognex Corp, Put	600	(29,378)	68.00	02/19/21	(30,000)
Corteva, Inc, Call	800	(92,329)	50.00	06/18/21	(72,000)
Corteva, Inc, Put	800	(97,249)	34.00	06/18/21	(144,000)
Darden Restaurants, Inc, Call	300	(25,189)	140.00	02/19/21	(10,500)
DexCom, Inc, Put	320	(868,504)	320.00	03/19/21	(297,600)
DuPont de Nemours, Inc, Call	620	(153,734)	95.00	07/16/21	(202,740)
DuPont de Nemours, Inc, Put	620	(178,534)	67.50	07/16/21	(228,780)
Enphase Energy, Inc, Call	300	(656,975)	240.00	05/21/21	(550,500)
Enphase Energy, Inc, Call	100	(254,791)	250.00	05/21/21	(168,000)
Enphase Energy, Inc, Put	200	(111,590)	130.00	02/19/21	(39,800)
Enphase Energy, Inc, Put	200	(229,588)	130.00	05/21/21	(231,400)
Enphase Energy, Inc, Put	200	(219,588)	140.00	05/21/21	(294,000)
Expedia Group, Inc, Call	320	(290,849)	175.00	07/16/21	(153,600)
Expedia Group, Inc, Put	320	(254,057)	115.00	07/16/21	(454,400)
FireEye, Inc, Put	1,000	(28,014)	15.00	02/19/21	(8,000)
Freeport-McMoRan, Inc, Put	1,000	(36,963)	24.00	02/19/21	(52,000)
Hilton Worldwide Holdings, Inc, Call	320	(28,468)	125.00	02/19/21	(4,800)
Home Depot, Inc, Call	240	(320,802)	300.00	04/16/21	(109,200)
Home Depot, Inc, Put	240	(216,135)	250.00	04/16/21	(178,560)
Humana, Inc, Call	160	(237,575)	480.00	05/21/21	(50,800)
IAC/InterActive Corp, Put	300	(158,386)	135.00	03/19/21	(13,500)
Intel Corp, Call	1,000	(56,073)	70.00	03/19/21	(23,000)
Intel Corp, Put	1,000	(38,973)	47.50	03/19/21	(68,000)
Kirby Corp, Put	900	(829,623)	45.00	03/19/21	(130,500)
Lumentum Holdings, Inc, Call	500	(294,976)	110.00	06/18/21	(330,000)
Lumentum Holdings, Inc, Put	500	(249,977)	80.00	06/18/21	(275,000)
7

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Mastercard, Inc, Call	120	$(21,816)	$390.00	02/05/21	$(360)
Match Group, Inc, Call	230	(41,193)	172.50	02/19/21	(17,135)
Menora Mivtachim Holdings Ltd, Call	250	(39,505)	155.00	02/19/21	(10,000)
Menora Mivtachim Holdings Ltd, Put	600	(14,438)	45.00	02/19/21	(49,500)
nCino, Inc, Put	666	(68,260)	60.00	02/19/21	(36,630)
NetFlix, Inc, Call	160	(27,730)	680.00	02/05/21	(1,280)
NetFlix, Inc, Put	160	(14,992)	500.00	02/05/21	(47,360)
Nevro Corp, Put	100	(35,688)	125.00	03/19/21	(22,250)
Nordstrom, Inc, Call	1,320	(292,986)	50.00	04/16/21	(191,400)
Nordstrom, Inc, Put	1,980	(554,317)	30.00	07/16/21	(827,640)
Roku, Inc, Put	150	(173,446)	295.00	04/16/21	(173,446)
Snap, Inc, Call	580	(34,778)	70.00	02/05/21	(38,860)
STERIS plc, Put	230	(42,681)	175.00	02/19/21	(62,100)
Take-Two Interactive Software, Inc, Put	250	(22,241)	160.00	02/19/21	(33,750)
Take-Two Interactive Software, Inc, Put	100	(11,496)	165.00	02/19/21	(16,750)
Teradata Corp, Put	1,665	(480,366)	22.50	04/16/21	(199,800)
Twitter, Inc, Put	900	(238,463)	41.00	03/19/21	(153,900)
Universal Health Services, Inc, Put	332	(222,755)	110.00	07/16/21	(255,640)
Urban Outfitters, Inc, Put	1,600	(71,941)	24.00	02/19/21	(112,000)
Whirlpool Corp, Put	250	(47,877)	170.00	02/19/21	(63,250)
Wynn Resorts Ltd, Put	225	(35,728)	95.00	02/19/21	(100,800)
Wynn Resorts Ltd, Put	225	(341,505)	77.50	03/19/21	(51,975)
Wynn Resorts Ltd, Put	450	(329,827)	87.50	06/18/21	(417,375)
XPO Logistics, Inc, Put	400	(77,184)	100.00	02/19/21	(92,000)
Total	40,579	$(18,667,556)			$(13,821,988)

8

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.6%
134,872	*	Tesla, Inc	$107,024,978
		TOTAL AUTOMOBILES & COMPONENTS	107,024,978

BANKS - 0.2%
508,902	*,e	Rocket Cos, Inc	10,870,147
		TOTAL BANKS	10,870,147

CAPITAL GOODS - 1.8%
1,245,070	*	Churchill Capital Corp IV	30,491,764
460,200	*	Liberty Media Acquisition Corp	5,752,500
214,641		Roper Technologies Inc	84,334,596
		TOTAL CAPITAL GOODS	120,578,860

COMMERCIAL & PROFESSIONAL SERVICES - 2.7%
213,438	*	Cimpress plc	19,506,099
1,289,450	*	Clarivate Analytics plc	37,316,683
1,474,914		Experian Group Ltd	51,552,089
701,318		Waste Connections, Inc	69,086,836
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	177,461,707

CONSUMER DURABLES & APPAREL - 2.1%
206,638		Essilor International S.A.	29,230,531
448,789		Nike, Inc (Class B)	59,953,723
155,503	*	Peloton Interactive, Inc	22,723,653
4,326,800		Prada S.p.A	26,587,611
		TOTAL CONSUMER DURABLES & APPAREL	138,495,518

CONSUMER SERVICES - 3.1%
39,290	*	Airbnb, Inc	7,214,823
2,228,101		Carnival Corp	41,598,646
45,816	*	Chipotle Mexican Grill, Inc (Class A)	67,807,680
279,434	*	Flutter Entertainment plc	51,971,928
666,061		Las Vegas Sands Corp	32,030,873
		TOTAL CONSUMER SERVICES	200,623,950

DIVERSIFIED FINANCIALS - 0.9%
506,824	*	Ribbit LEAP Ltd	7,146,218
157,911		S&P Global, Inc	50,057,787
		TOTAL DIVERSIFIED FINANCIALS	57,204,005

FOOD & STAPLES RETAILING - 2.2%
400,218		Costco Wholesale Corp	141,048,830
		TOTAL FOOD & STAPLES RETAILING	141,048,830

FOOD, BEVERAGE & TOBACCO - 2.3%
62,524		Constellation Brands, Inc (Class A)	13,188,187
9

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

2,603,461		Davide Campari-Milano NV	$27,982,881
1,037,503		Keurig Dr Pepper, Inc	32,992,596
912,114	*	Monster Beverage Corp	79,198,859
		TOTAL FOOD, BEVERAGE & TOBACCO	153,362,523

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
497,710		Alcon, Inc	35,719,337
134,754	*	Align Technology, Inc	70,797,056
831,779	*	Boston Scientific Corp	29,478,248
325,974		Cigna Corp	70,752,657
44,996	*	DexCom, Inc	16,866,751
162,576	*	GoodRx Holdings, Inc	7,579,293
274,816	*	Guardant Health, Inc	42,733,888
81,135	*	Intuitive Surgical, Inc	60,659,771
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	334,587,001

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
193,894		Estee Lauder Cos (Class A)	45,885,015
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	45,885,015

INSURANCE - 0.1%
196,969	*,e	Root, Inc	3,969,910
		TOTAL INSURANCE	3,969,910

MATERIALS - 0.4%
122,089		Linde plc	29,960,641
		TOTAL MATERIALS	29,960,641

MEDIA & ENTERTAINMENT - 16.7%
195,095	*	Alphabet, Inc (Class C)	358,143,695
439,152		Electronic Arts, Inc	62,886,566
1,073,720	*	Facebook, Inc	277,374,088
453,296	*	IAC/InterActive Corp	95,169,495
629,161	*	Match Group, Inc	87,994,458
82,688	*	Netflix, Inc	44,022,264
635,800		Tencent Holdings Ltd	56,651,862
910,054	*	Twitter, Inc	45,985,029
348,966	*	Walt Disney Co	58,685,612
		TOTAL MEDIA & ENTERTAINMENT	1,086,913,069

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
131,724	*	10X Genomics, Inc	22,544,563
503,821		AstraZeneca plc	51,395,354
2,836,564	*	Avantor, Inc	83,650,272
24,155		Eli Lilly & Co	5,023,515
234,342	*	Horizon Therapeutics Plc	16,985,108
236,070	*	Illumina, Inc	100,669,691
65,222		Lonza Group AG.	41,657,257
529,958		Merck & Co, Inc	40,843,863
213,438	*	Vertex Pharmaceuticals, Inc	48,894,377
702,406		Zoetis, Inc	108,346,126
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	520,010,126

RETAILING - 13.6%
64,354	*	Alibaba Group Holding Ltd (ADR)	16,334,976
10

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

160,591	*	Amazon.com, Inc	$514,886,864
406,708	*	ASOS plc	24,849,786
53,136	*	Booking Holdings, Inc	103,313,919
586,302	*	CarMax, Inc	69,054,649
286,713	*	Driven Brands Holdings, Inc	8,056,635
385,688	*	GrubHub, Inc	29,030,736
375,704	*	JD.com, Inc (ADR)	33,321,188
606,730	*	Petco Health & Wellness Co, Inc	15,793,182
1,082,959		TJX Companies, Inc	69,352,694
		TOTAL RETAILING	883,994,629

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.4%
710,449		Applied Materials, Inc	68,686,209
156,784		Broadcom, Inc	70,631,192
1,187,866		Intel Corp	65,938,442
1,036,961		Marvell Technology Group Ltd	53,362,013
210,406		NVIDIA Corp	109,324,854
476,298		QUALCOMM, Inc	74,435,851
138,267		Skyworks Solutions, Inc	23,401,690
678,987		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	82,510,500
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	548,290,751

SOFTWARE & SERVICES - 22.1%
18,173	*	Adobe, Inc	8,337,227
28,217	*,g	Adyen NV	58,946,021
40,505	*	Affirm Holdings, Inc	4,033,893
101,650	*	DocuSign, Inc	23,673,269
259,869		Intuit, Inc	93,872,479
1,682,198		Microsoft Corp	390,202,648
1,166,469	*	PayPal Holdings, Inc	273,315,351
212,405	*	Qualtrics International, Inc	9,345,820
967,579	*	salesforce.com, Inc	218,247,119
174,902	*	ServiceNow, Inc	94,999,770
608,955	*	Slack Technologies, Inc	25,679,632
132,500	*	Synopsys, Inc	33,847,125
1,057,631		Visa, Inc (Class A)	204,387,191
		TOTAL SOFTWARE & SERVICES	1,438,887,545

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
2,306,496		Apple, Inc	304,365,212
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	304,365,212

TELECOMMUNICATION SERVICES - 1.5%
538,008	g	Cellnex Telecom SAU	31,518,542
44,000	*,g	Kuaishou Technology	659,206
500,041	*	T-Mobile US, Inc	63,045,169
		TOTAL TELECOMMUNICATION SERVICES	95,222,917

TRANSPORTATION - 1.2%
1,545,671	*	Uber Technologies, Inc	78,721,024
		TOTAL TRANSPORTATION	78,721,024

		TOTAL COMMON STOCKS	6,477,478,358
		(Cost $3,793,065,550)
11

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.1%
$3,829,000		Federal Home Loan Bank (FHLB)	0.060%	02/17/21	$3,828,932
		TOTAL GOVERNMENT AGENCY DEBT			3,828,932

REPURCHASE AGREEMENT - 0.2%
15,990,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	15,990,000
		TOTAL REPURCHASE AGREEMENT			15,990,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
5,610,502	c	State Street Navigator Securities Lending	0.060		5,610,502
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,610,502

		TOTAL SHORT-TERM INVESTMENTS			25,429,434
		(Cost $25,429,400)
		TOTAL INVESTMENTS - 99.8%			6,502,907,792
		(Cost $3,818,494,950)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			13,297,674
		NET ASSETS - 100.0%			$6,516,205,466

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,626,408.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2021, the aggregate value of these securities is $91,123,769 or 1.4% of net assets.
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $15,990,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $16,309,817.
12

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.3%
336,458		General Motors Co	$17,051,691
		TOTAL AUTOMOBILES & COMPONENTS	17,051,691

BANKS - 12.0%
5,293,510		Bank of America Corp	156,952,572
1,973,031		Citigroup, Inc	114,416,068
1,627,735		JPMorgan Chase & Co	209,440,662
363,596		PNC Financial Services Group, Inc	52,183,298
1,156,281		US Bancorp	49,546,641
741,864		Wells Fargo & Co	22,166,896
		TOTAL BANKS	604,706,137

CAPITAL GOODS - 14.0%
207,987		Allegion plc	22,256,689
158,815		Boeing Co	30,840,285
292,040		Caterpillar, Inc	53,396,594
364,969		Deere & Co	105,403,047
438,058		Dover Corp	51,029,376
442,483		Eaton Corp	52,080,249
588,505		Honeywell International, Inc	114,976,222
1,106,228		Masco Corp	60,079,243
296,473		Parker-Hannifin Corp	78,449,720
717,896		Raytheon Technologies Corp	47,905,200
162,404		Stanley Black & Decker, Inc	28,175,470
448,628		Trane Technologies plc	64,310,824
		TOTAL CAPITAL GOODS	708,902,919

CONSUMER DURABLES & APPAREL - 1.5%
16,847	*	NVR, Inc	74,909,849
		TOTAL CONSUMER DURABLES & APPAREL	74,909,849

CONSUMER SERVICES - 2.1%
559,518		Hilton Worldwide Holdings, Inc	56,729,530
236,729		McDonald’s Corp	49,201,755
		TOTAL CONSUMER SERVICES	105,931,285

DIVERSIFIED FINANCIALS - 5.9%
630,157		American Express Co	73,262,053
330,533	*	Berkshire Hathaway, Inc (Class B)	75,318,555
78,683		BlackRock, Inc	55,177,240
356,187		Goldman Sachs Group, Inc	96,587,229
		TOTAL DIVERSIFIED FINANCIALS	300,345,077

ENERGY - 3.3%
878,589		Chevron Corp	74,855,783
1,078,839		ConocoPhillips	43,185,925
13

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

606,175		EOG Resources, Inc	$30,890,678
347,705		Valero Energy Corp	19,620,993
		TOTAL ENERGY	168,553,379

FOOD & STAPLES RETAILING - 1.7%
596,298		Walmart, Inc	83,773,906
		TOTAL FOOD & STAPLES RETAILING	83,773,906

FOOD, BEVERAGE & TOBACCO - 1.5%
864,138		Mondelez International, Inc	47,907,811
209,980		PepsiCo, Inc	28,676,968
		TOTAL FOOD, BEVERAGE & TOBACCO	76,584,779

HEALTH CARE EQUIPMENT & SERVICES - 8.3%
220,332		Anthem, Inc	65,434,197
356,555		Cigna Corp	77,390,263
336,287		HCA Healthcare, Inc	54,639,912
618,578		Medtronic plc	68,866,289
223,482		UnitedHealth Group, Inc	74,549,125
508,857		Zimmer Biomet Holdings, Inc	78,196,055
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	419,075,841

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
418,222		Procter & Gamble Co	53,620,243
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	53,620,243

INSURANCE - 4.2%
1,493,477		American International Group, Inc	55,915,779
553,107		Chubb Ltd	80,571,097
389,388		Marsh & McLennan Cos, Inc	42,797,635
442,991		Prudential Financial, Inc	34,677,335
		TOTAL INSURANCE	213,961,846

MATERIALS - 4.1%
356,285		Ball Corp	31,360,206
707,978	*	Crown Holdings, Inc	63,824,217
412,042		DuPont de Nemours, Inc	32,736,737
429,209		PPG Industries, Inc	57,818,744
167,212		Reliance Steel & Aluminum Co	19,409,969
		TOTAL MATERIALS	205,149,873

MEDIA & ENTERTAINMENT - 8.3%
63,418	*	Alphabet, Inc (Class C)	116,418,960
73,922	*	Charter Communications, Inc	44,912,050
2,782,583		Comcast Corp (Class A)	137,932,639
725,643	*	Walt Disney Co	122,031,383
		TOTAL MEDIA & ENTERTAINMENT	421,295,032

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
146,691		Amgen, Inc	35,415,608
1,039,055		Bristol-Myers Squibb Co	63,829,149
1,004,453		Johnson & Johnson	163,856,418
652,668		Merck & Co, Inc	50,301,123
1,884,778		Pfizer, Inc	67,663,530
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	381,065,828
14

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.0%
478,351		Prologis, Inc	$49,365,823
		TOTAL REAL ESTATE	49,365,823

RETAILING - 2.6%
17,490	*	Booking Holdings, Inc	34,006,332
353,970		Home Depot, Inc	95,862,155
		TOTAL RETAILING	129,868,487

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
357,358		Analog Devices, Inc	52,649,554
870,596		Applied Materials, Inc	84,169,221
1,330,263		Intel Corp	73,842,899
56,701		Lam Research Corp	27,440,449
710,596	*	Micron Technology, Inc	55,618,349
353,997		NXP Semiconductors NV	56,805,899
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	350,526,371

SOFTWARE & SERVICES - 3.4%
269,527		Accenture plc	65,203,972
358,774		Microsoft Corp	83,221,217
424,786		Oracle Corp	25,669,818
		TOTAL SOFTWARE & SERVICES	174,095,007

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
1,019,008		Cisco Systems, Inc	45,427,377
720,064		TE Connectivity Ltd	86,695,705
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	132,123,082

TELECOMMUNICATION SERVICES - 1.7%
393,353	*	T-Mobile US, Inc	49,593,946
652,808		Verizon Communications, Inc	35,741,238
		TOTAL TELECOMMUNICATION SERVICES	85,335,184

TRANSPORTATION - 2.8%
433,632		CSX Corp	37,186,112
408,855		Union Pacific Corp	80,736,597
162,483		United Parcel Service, Inc (Class B)	25,184,865
		TOTAL TRANSPORTATION	143,107,574

UTILITIES - 2.8%
530,980		American Electric Power Co, Inc	42,961,592
1,914,301		Centerpoint Energy, Inc	40,372,608
464,609		Entergy Corp	44,291,176
177,094		NextEra Energy, Inc	14,321,592
		TOTAL UTILITIES	141,946,968

		TOTAL COMMON STOCKS	5,041,296,181
		(Cost $3,715,728,531)
15

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.2%
$7,486,000		Federal Home Loan Bank (FHLB)	0.060%	02/17/21	$7,485,867
		TOTAL GOVERNMENT AGENCY DEBT			7,485,867

REPURCHASE AGREEMENT - 0.2%
10,775,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	10,775,000
		TOTAL REPURCHASE AGREEMENT			10,775,000

		TOTAL SHORT-TERM INVESTMENTS			18,260,867
		(Cost $18,260,801)
		TOTAL INVESTMENTS - 100.0%			5,059,557,048
		(Cost $3,733,989,332)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			1,561,013
		NET ASSETS - 100.0%			$5,061,118,061

	*	Non-income producing
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $10,775,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $10,990,518.
16

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AUTOMOBILES & COMPONENTS - 0.8%
98,529		Aptiv plc	$13,163,475
		TOTAL AUTOMOBILES & COMPONENTS	13,163,475

CAPITAL GOODS - 3.2%
83,376		Ametek, Inc	9,443,166
115,426	*	Liberty Media Acquisition Corp	1,442,825
97,938		Owens Corning, Inc	7,599,989
21,359	*	Teledyne Technologies, Inc	7,625,376
34,617	*	TransDigm Group, Inc	19,152,894
21,820		W.W. Grainger, Inc	7,950,990
		TOTAL CAPITAL GOODS	53,215,240

COMMERCIAL & PROFESSIONAL SERVICES - 4.5%
119,679	*	Cimpress plc	10,937,464
797,328	*	Clarivate Analytics plc	23,074,672
323,024		Experian Group Ltd	11,290,531
123,631	*	Stericycle, Inc	8,095,358
219,415		Waste Connections, Inc	21,614,572
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	75,012,597

CONSUMER DURABLES & APPAREL - 5.8%
274,464	*	Capri Holdings Ltd	11,434,170
109,017		Garmin Ltd	12,521,693
45,150	*	Lululemon Athletica, Inc	14,839,902
149,819	*	Peloton Interactive, Inc	21,893,050
1,452,600		Prada S.p.A	8,926,034
558,499	*	Tempur Sealy International, Inc	14,744,373
797,879	*	Under Armour, Inc (Class C)	11,944,249
		TOTAL CONSUMER DURABLES & APPAREL	96,303,471

CONSUMER SERVICES - 4.0%
17,344	*	Chipotle Mexican Grill, Inc (Class A)	25,669,120
64,922	*	Flutter Entertainment plc	12,074,842
96,812		Royal Caribbean Cruises Ltd	6,292,780
121,618	*	Shake Shack, Inc	13,793,914
92,610		Wynn Resorts Ltd	9,217,473
		TOTAL CONSUMER SERVICES	67,048,129

DIVERSIFIED FINANCIALS - 2.6%
139,988		Discover Financial Services	11,694,597
33,812		MSCI, Inc (Class A)	13,365,884
143,338		Tradeweb Markets, Inc	8,713,517
179,783		Voya Financial, Inc	9,970,765
		TOTAL DIVERSIFIED FINANCIALS	43,744,763
17

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.2%
81,099	*,e	Beyond Meat, Inc	$14,442,110
775,527		Davide Campari-Milano NV	8,335,627
257,912		Fevertree Drinks plc	8,625,961
69,186	*	Monster Beverage Corp	6,007,421
		TOTAL FOOD, BEVERAGE & TOBACCO	37,411,119

HEALTH CARE EQUIPMENT & SERVICES - 12.3%
214,629	*	1Life Healthcare, Inc	10,860,227
79,944	*	Align Technology, Inc	42,000,979
59,088	*	Eargo, Inc	3,106,847
291,984	*	GoodRx Holdings, Inc	13,612,294
125,976	*	Guardant Health, Inc	19,589,268
32,844	*	IDEXX Laboratories, Inc	15,721,766
69,782	*	Insulet Corp	18,644,355
119,516	*	Molina Healthcare, Inc	25,529,813
69,820	*	Nevro Corp	11,296,178
192,755	*	Oak Street Health, Inc	9,998,202
40,036		Teleflex, Inc	15,118,794
63,384		West Pharmaceutical Services, Inc	18,982,874
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	204,461,597

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
30,335		Clorox Co	6,353,969
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,353,969

INSURANCE - 1.7%
482,980	*,e	Root, Inc	9,734,462
159,572	*	Trupanion, Inc	17,903,978
		TOTAL INSURANCE	27,638,440

MATERIALS - 0.2%
124,765	*	Axalta Coating Systems Ltd	3,367,407
		TOTAL MATERIALS	3,367,407

MEDIA & ENTERTAINMENT - 6.6%
34,381	*	Bilibili, Inc (ADR)	3,915,652
157,713	*	IAC/InterActive Corp	33,111,844
84,711	*	Liberty Broadband Corp (Class C)	12,372,042
167,205	*	Match Group, Inc	23,385,291
55,887	*	Take-Two Interactive Software, Inc	11,202,549
524,384	*	Twitter, Inc	26,497,124
		TOTAL MEDIA & ENTERTAINMENT	110,484,502

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
114,005	*	10X Genomics, Inc	19,511,956
46,429	*	Alkermes plc	974,545
883,740	*	Avantor, Inc	26,061,493
99,570	*	Berkeley Lights, Inc	7,169,040
189,674	*	BioMarin Pharmaceutical, Inc	15,701,214
145,358	*	Catalent, Inc	16,723,438
472,852	*	Elanco Animal Health, Inc	13,726,893
107,991	*	Exact Sciences Corp	14,812,045
295,790	*	Horizon Therapeutics Plc	21,438,859
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	136,119,483
18

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 0.4%
203,715		Americold Realty Trust	$7,111,691
		TOTAL REAL ESTATE	7,111,691

RETAILING - 10.3%
251,429	*,g	Allegro.eu S.A.	4,961,016
159,575	*	ASOS plc	9,750,004
14,561	*	AutoZone, Inc	16,284,586
52,462	*	Burlington Stores, Inc	13,057,792
142,076	*	CarMax, Inc	16,733,711
149,819	*	Dollar Tree, Inc	15,230,600
72,495	*	Driven Brands Holdings, Inc	2,037,110
106,666		Expedia Group, Inc	13,237,251
352,795	*	Farfetch Ltd	21,605,166
58,569	*	Five Below, Inc	10,292,330
211,004	*	Groupon, Inc	7,210,007
164,090	*	GrubHub, Inc	12,351,054
152,397	*	Petco Health & Wellness Co, Inc	3,966,894
791,000	*	THG Holdings Ltd	7,814,117
199,468	*	Trip.com Group Ltd (ADR)	6,349,066
242,263	*	Vipshop Holdings Ltd (ADR)	6,642,851
123,957	*	Vroom, Inc	4,565,336
		TOTAL RETAILING	172,088,891

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
121,131		Entegris, Inc	11,918,079
433,637		Marvell Technology Group Ltd	22,314,960
76,102		MKS Instruments, Inc	12,029,443
76,221		Monolithic Power Systems, Inc	27,080,559
96,362		NXP Semiconductors NV	15,463,210
100,379		Skyworks Solutions, Inc	16,989,146
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	105,795,397

SOFTWARE & SERVICES - 25.0%
11,274	*,g	Adyen NV	23,551,669
10,356	*	Affirm Holdings, Inc	1,031,354
399,930	*	Anaplan, Inc	26,675,331
154,602		Aveva Group plc	7,672,789
172,703	*	Black Knight, Inc	14,108,108
159,572	*	Datadog, Inc	16,396,023
125,169	*	DocuSign, Inc	29,150,608
14,588	*	Fair Isaac Corp	6,566,205
69,795	*	HubSpot, Inc	25,977,699
58,689	*	MongoDB, Inc	21,692,041
230,137	*	nCino, Inc	16,500,823
263,583	*	Nuance Communications, Inc	12,003,570
69,694	*	Okta, Inc	18,051,443
96,362	*	Paylocity Holding Corp	18,064,021
124,742	*	Proofpoint, Inc	16,101,697
45,282	*	Qualtrics International, Inc	1,992,408
70,224	*	RingCentral, Inc	26,187,934
2,547,141		Sabre Corp	27,458,180
484,303	*	Slack Technologies, Inc	20,423,058
27,495	*	Smartsheet, Inc	1,917,501
172,703	*	Synopsys, Inc	44,116,981
45,345	*	Twilio, Inc	16,298,353
19

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

170,392	*	Zendesk, Inc	$24,577,342
		TOTAL SOFTWARE & SERVICES	416,515,138

TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
39,263	*	Arista Networks, Inc	12,075,728
26,245		Cognex Corp	2,155,502
109,017	*	Keysight Technologies, Inc	15,435,717
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	29,666,947

TELECOMMUNICATION SERVICES - 0.4%
112,816	g	Cellnex Telecom SAU	6,609,188
10,900	*,g	Kuaishou Technology	163,303
		TOTAL TELECOMMUNICATION SERVICES	6,772,491

TRANSPORTATION - 0.7%
264,476	*	Lyft, Inc (Class A)	11,758,603
		TOTAL TRANSPORTATION	11,758,603

		TOTAL COMMON STOCKS	1,624,033,350
		(Cost $1,053,971,236)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.4%
$5,162,000		Federal Farm Credit Bank (FFCB)	0.050%	03/02/21	5,161,792
1,368,000		Federal Home Loan Bank (FHLB)	0.060	02/17/21	1,367,975
		TOTAL GOVERNMENT AGENCY DEBT			6,529,767

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
4,821,209	c	State Street Navigator Securities Lending	0.060		4,821,209
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,821,209

		TOTAL SHORT-TERM INVESTMENTS			11,350,976
		(Cost $11,350,965)
		TOTAL INVESTMENTS - 98.2%			1,635,384,326
		(Cost $1,065,322,201)
		OTHER ASSETS & LIABILITIES, NET - 1.8%			30,136,952
		NET ASSETS - 100.0%			$1,665,521,278

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,895,746.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/21, the aggregate value of these securities is $35,285,176 or 2.1% of net assets.
20

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.1%
419,457		General Motors Co	$21,258,081
		TOTAL AUTOMOBILES & COMPONENTS	21,258,081

BANKS - 5.4%
311,823		East West Bancorp, Inc	18,690,671
679,356		Fifth Third Bancorp	19,653,769
1,938,407		Huntington Bancshares, Inc	25,635,432
108,662		Signature Bank	17,949,876
353,905		Western Alliance Bancorp	24,129,243
		TOTAL BANKS	106,058,991

CAPITAL GOODS - 13.3%
241,279		A.O. Smith Corp	13,101,450
188,843		AGCO Corp	20,942,689
233,195		Air Lease Corp	9,241,518
301,306		Crane Co	22,802,838
186,912		Eaton Corp	21,999,542
105,504		Hubbell, Inc	16,416,422
425,178		Owens Corning, Inc	32,993,813
127,718		Parker-Hannifin Corp	33,795,460
189,367		Stanley Black & Decker, Inc	32,853,281
209,133		Timken Co	15,823,003
230,189		Toro Co	21,695,313
287,814	*	WESCO International, Inc	21,905,523
		TOTAL CAPITAL GOODS	263,570,852

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
293,896		Republic Services, Inc	26,603,466
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	26,603,466

CONSUMER DURABLES & APPAREL - 5.8%
297,015		Brunswick Corp	25,679,917
397,305	*	Capri Holdings Ltd	16,551,726
143,626	*	Mohawk Industries, Inc	20,624,694
1,430,407		Newell Brands Inc	34,358,376
390,101		Pulte Homes, Inc	16,969,394
		TOTAL CONSUMER DURABLES & APPAREL	114,184,107

CONSUMER SERVICES - 3.0%
529,596		Wyndham Destinations, Inc	23,429,327
299,610		Wyndham Hotels & Resorts, Inc	17,428,314
187,495		Yum! Brands, Inc	19,028,867
		TOTAL CONSUMER SERVICES	59,886,508

DIVERSIFIED FINANCIALS - 11.4%
1,849,319		AGNC Investment Corp	28,849,377
21

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

881,249		Ally Financial, Inc	$33,346,462
127,003		Ameriprise Financial, Inc	25,130,084
498,006		Discover Financial Services	41,603,421
464,206		OneMain Holdings, Inc	21,613,431
964,938		Synchrony Financial	32,470,164
2,999,181		Two Harbors Investment Corp	18,205,029
443,592		Voya Financial, Inc	24,601,612
		TOTAL DIVERSIFIED FINANCIALS	225,819,580

ENERGY - 2.5%
725,169	*	ChampionX Corp	11,087,834
829,439		Devon Energy Corp	13,652,566
209,074		Pioneer Natural Resources Co	25,277,047
		TOTAL ENERGY	50,017,447

FOOD, BEVERAGE & TOBACCO - 1.3%
402,782		Tyson Foods, Inc (Class A)	25,902,910
		TOTAL FOOD, BEVERAGE & TOBACCO	25,902,910

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
545,824	*	Centene Corp	32,913,187
713,577	*	Envista Holdings Corp	25,360,527
131,369		McKesson Corp	22,919,950
140,622	*	Molina Healthcare, Inc	30,038,265
223,211		Zimmer Biomet Holdings, Inc	34,300,834
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	145,532,763

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
391,712		Energizer Holdings, Inc	17,172,654
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,172,654

INSURANCE - 3.6%
157,511		Allstate Corp	16,882,029
972,047	*	BRP Group, Inc	22,561,211
415,661		Prudential Financial, Inc	32,537,943
		TOTAL INSURANCE	71,981,183

MATERIALS - 6.7%
151,879		Avery Dennison Corp	22,913,985
435,714	*	Berry Global Group, Inc	21,511,200
400,177		DuPont de Nemours, Inc	31,794,063
785,009	*	Freeport-McMoRan, Inc (Class B)	21,124,592
255,556		Newmont Goldcorp Corp	15,231,137
390,063		Nutrien Ltd	19,179,398
		TOTAL MATERIALS	131,754,375

MEDIA & ENTERTAINMENT - 0.5%
55,054	*	Take-Two Interactive Software, Inc	11,035,574
		TOTAL MEDIA & ENTERTAINMENT	11,035,574

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.3%
140,692	*	Jazz Pharmaceuticals plc	21,877,606
145,414	*	United Therapeutics Corp	23,821,722
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	45,699,328
22

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 8.7%
164,923		Camden Property Trust	$16,846,884
243,302		Equity Lifestyle Properties, Inc	14,802,494
642,197		Invitation Homes, Inc	18,931,968
671,708		MGM Growth Properties LLC	20,923,704
535,582		Omega Healthcare Investors, Inc	19,398,780
258,593		Regency Centers Corp	12,200,418
632,113		Rexford Industrial Realty, Inc	30,935,610
196,409		Simon Property Group, Inc	18,252,288
139,606		Sun Communities, Inc	19,981,807
		TOTAL REAL ESTATE	172,273,953

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
268,973	*	Cree, Inc	27,187,791
47,158		Lam Research Corp	22,822,114
496,185		Marvell Technology Group Ltd	25,533,680
123,742		MKS Instruments, Inc	19,559,898
154,326		NXP Semiconductors NV	24,764,693
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	119,868,176

SOFTWARE & SERVICES - 3.7%
148,215	*	Check Point Software Technologies	18,932,984
117,792	*	j2 Global, Inc	12,090,171
158,414	*	Proofpoint, Inc	20,448,079
81,847	*	Synopsys, Inc	20,907,816
		TOTAL SOFTWARE & SERVICES	72,379,050

TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
252,828	*	Ciena Corp	13,498,487
1,207,297		Hewlett Packard Enterprise Co	14,898,045
816,545	*	Vontier Corp	26,480,554
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	54,877,086

TRANSPORTATION - 1.7%
166,737		Kansas City Southern	33,792,588
		TOTAL TRANSPORTATION	33,792,588

UTILITIES - 10.0%
719,853		Alliant Energy Corp	35,020,848
326,101		American Electric Power Co, Inc	26,384,832
1,251,572		Centerpoint Energy, Inc	26,395,654
574,410		Evergy, Inc	30,863,049
470,590		Exelon Corp	19,557,720
913,132		FirstEnergy Corp	28,087,940
102,580		Sempra Energy	12,695,301
897,841		Vistra Energy Corp	17,929,885
		TOTAL UTILITIES	196,935,229

		TOTAL COMMON STOCKS	1,966,603,901
		(Cost $1,631,072,601)

23

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENT - 0.2%
$3,035,000	r	Fixed Income Clearing Corp (FICC)	0.040%	02/01/21	$3,035,000
		TOTAL REPURCHASE AGREEMENT			3,035,000

		TOTAL SHORT-TERM INVESTMENTS			3,035,000
		(Cost $3,035,000)
		TOTAL INVESTMENTS - 99.7%			1,969,638,901
		(Cost $1,634,107,601)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			5,037,419
		NET ASSETS - 100.0%			$1,974,676,320

	*	Non-income producing
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $3,035,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $3,095,723.
24

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
200,140	*	Adient plc	$6,462,521
88,150	*	Gentherm, Inc	5,400,069
121,410	*	Goodyear Tire & Rubber Co	1,280,875
388,900	*	Modine Manufacturing Co	4,880,695
51,620		Patrick Industries, Inc	3,564,877
67,390		Standard Motor Products, Inc	2,643,710
73,440	*	Visteon Corp	9,362,131
		TOTAL AUTOMOBILES & COMPONENTS	33,594,878

BANKS - 9.2%
63,410		Amalgamated Bank	929,591
112,790	*	Axos Financial, Inc	4,393,170
92,820		Bank of NT Butterfield & Son Ltd	2,822,656
100,810		Banner Corp	4,458,826
299,110		Cathay General Bancorp	10,115,900
181,560		Central Pacific Financial Corp	3,609,413
156,253		ConnectOne Bancorp, Inc	3,320,376
235,520	*	Customers Bancorp, Inc	5,233,254
339,440		Essent Group Ltd	14,198,775
78,310		Federal Agricultural Mortgage Corp (Class C)	5,951,560
108,278		First Bancorp	3,687,949
385,120		First Financial Bancorp	7,055,398
101,010		First Merchants Corp	3,805,047
218,660		Flagstar Bancorp, Inc	9,369,581
242,040		Glacier Bancorp, Inc	11,291,166
199,096		Great Western Bancorp, Inc	4,778,304
226,070		Heritage Commerce Corp	1,984,895
380,297		Hilltop Holdings, Inc	11,424,122
168,020		Horizon Bancorp	2,659,757
95,319		Independent Bank Corp (MI)	1,750,057
133,730		Independent Bank Group, Inc	8,213,697
952,140		Investors Bancorp, Inc	10,959,131
235,320		Kearny Financial Corp	2,435,562
149,120		Lakeland Bancorp, Inc	1,954,963
26,110		Lakeland Financial Corp	1,532,657
293,660	*	Mr Cooper Group, Inc	7,996,362
214,670		National Bank Holdings Corp	7,142,071
232,100	*	NMI Holdings, Inc	4,922,841
185,630		OceanFirst Financial Corp	3,371,041
503,750		OFG Bancorp	8,654,425
315,190		Pacific Premier Bancorp, Inc	10,480,067
64,670		Peapack Gladstone Financial Corp	1,521,038
78,120		PennyMac Financial Services, Inc	4,530,960
187,960		Premier Financial Corp	5,217,770
61,855		QCR Holdings, Inc	2,398,737
788,940		Radian Group, Inc	15,147,648
290,260		Simmons First National Corp (Class A)	7,169,422
25

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

288,210	*	The Bancorp, Inc	$4,833,282
184,280	*	Tristate Capital Holdings, Inc	3,381,538
686,292		United Community Banks, Inc	20,472,090
151,360		Walker & Dunlop, Inc	12,459,955
269,020		WesBanco, Inc	7,801,580
195,680		WSFS Financial Corp	8,408,370
		TOTAL BANKS	273,845,004

CAPITAL GOODS - 12.5%
264,354		Advanced Drainage Systems, Inc	21,803,918
97,300	*	Aerovironment, Inc	11,167,121
47,920		Altra Industrial Motion Corp	2,463,567
331,650	*,g	API Group Corp	5,939,851
81,710		Applied Industrial Technologies, Inc	5,751,567
101,240		Astec Industries, Inc	6,020,743
200,303	*	Atkore International Group, Inc	8,885,441
210,042	*	Bloom Energy Corp	7,332,566
245,150		Boise Cascade Co	11,676,494
687,488	*	Builders FirstSource, Inc	26,296,416
34,900	*	Chart Industries, Inc	4,191,839
121,250		Columbus McKinnon Corp	5,236,787
363,500		Comfort Systems USA, Inc	20,148,805
148,730	*	Construction Partners Inc	4,226,907
453,980	*	Cornerstone Building Brands, Inc	5,166,292
67,669		CSW Industrials, Inc	7,884,792
96,296		EMCOR Group, Inc	8,502,937
62,695		EnPro Industries, Inc	4,525,952
211,066	*	Evoqua Water Technologies Corp	5,751,549
341,550		Federal Signal Corp	11,165,270
87,370	*	Gibraltar Industries, Inc	7,830,973
291,300	*	Great Lakes Dredge & Dock Corp	3,970,419
156,430		Hillenbrand, Inc	6,429,273
76,590		Insteel Industries, Inc	1,933,132
45,370	*	Mastec, Inc	3,500,296
310,320		Maxar Technologies, Inc	12,993,098
190,520		Mueller Industries, Inc	6,506,258
599,500	*	Plug Power, Inc	37,870,415
21,140		Powell Industries, Inc	606,084
276,620		Primoris Services Corp	8,051,025
62,240		Raven Industries, Inc	2,008,485
77,548	*	RBC Bearings, Inc	12,976,107
507,390	*	Resideo Technologies, Inc	11,720,709
364,284	d	Rexnord Corp	13,791,792
116,910		Rush Enterprises, Inc (Class A)	4,909,051
139,470		Shyft Group, Inc	4,211,994
37,980		Simpson Manufacturing Co, Inc	3,494,160
32,300	*	SiteOne Landscape Supply, Inc	5,093,064
263,530	*	Sunrun, Inc	18,254,723
114,600	*	The ExOne Company	3,179,004
43,600	*	Titan Machinery, Inc	928,680
127,880		Triton International Ltd	5,925,959
514,660	*	WillScot Mobile Mini Holdings Corp	12,202,589
		TOTAL CAPITAL GOODS	372,526,104

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
136,750		ABM Industries, Inc	5,024,195
26

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

111,592		Exponent, Inc	$9,215,267
84,640	*	Franklin Covey Co	2,035,592
373,230		Healthcare Services Group	12,100,117
203,370		HNI Corp	6,560,716
75,313		ICF International, Inc	5,808,892
485,160		KAR Auction Services, Inc	8,956,054
107,790		Kforce, Inc	4,597,243
84,930		McGrath RentCorp	5,927,265
260,838	*	TriNet Group, Inc	19,330,704
488,560	*	Upwork, Inc	20,250,812
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	99,806,857

CONSUMER DURABLES & APPAREL - 3.7%
365,540		Callaway Golf Co	10,194,911
173,470	*	Century Communities, Inc	8,142,682
201,520	*	CROCS, Inc	14,110,430
29,810	*	Deckers Outdoor Corp	8,703,924
28,530		Johnson Outdoors, Inc	3,110,626
87,660		La-Z-Boy, Inc	3,394,195
240,000	*	Purple Innovation, Inc	8,169,600
199,502	*	Skyline Champion Corp	6,709,252
561,510	*	Sonos, Inc	14,683,487
256,880	*	Taylor Morrison Home Corp	6,673,742
267,650	*,e	Turtle Beach Corp	8,002,735
174,800	*	Vista Outdoor, Inc	5,098,916
218,380	*	YETI Holdings, Inc	14,373,772
		TOTAL CONSUMER DURABLES & APPAREL	111,368,272

CONSUMER SERVICES - 4.5%
258,600	*	Adtalem Global Education, Inc	9,979,374
112,890	*	American Public Education, Inc	3,248,974
13,930	*	Biglari Holdings, Inc (B Shares)	1,598,328
339,250		Bloomin’ Brands, Inc	7,147,997
43,500	*	Bluegreen Vacations Holding Corp	569,415
121,850	*	Caesars Entertainment, Inc	8,577,021
134,120		Carriage Services, Inc	4,442,054
375,190	*	Carrols Restaurant Group, Inc	2,303,667
129,840	*	Chuy’s Holdings, Inc	4,554,787
64,424		Collectors Universe	5,882,555
101,200	*	Dave & Buster’s Entertainment, Inc	3,442,824
399,900	*	Everi Holdings, Inc	5,230,692
95,450	*,e	GAN Ltd	2,253,574
284,010	*	Hilton Grand Vacations, Inc	8,440,777
1,172,150	*	Houghton Mifflin Harcourt Co	5,778,700
622,970		International Game Technology plc	10,036,047
105,550		Jack in the Box, Inc	9,936,477
387,750	*	Laureate Education, Inc	5,044,628
271,650	*	Noodles & Co	2,300,876
423,999	*	Perdoceo Education Corp	5,015,908
168,790	*	Red Robin Gourmet Burgers, Inc	4,420,610
338,470		Red Rock Resorts, Inc	7,947,276
314,500	*	SeaWorld Entertainment, Inc	8,985,265
147,160	*	Stride, Inc	3,789,370
20,550		Wingstop, Inc	3,083,528
		TOTAL CONSUMER SERVICES	134,010,724
27

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.1%
1,814,820		BGC Partners, Inc (Class A)	$6,442,611
272,920	*	Blucora, Inc	4,519,555
497,230		Brightsphere Investment Group, Inc	9,114,226
176,780	*	Cannae Holdings, Inc	6,715,872
256,360		Cowen Group, Inc	6,447,454
288,533	*	Enova International, Inc	6,520,846
353,270		Federated Investors, Inc (Class B)	9,538,290
136,030	*	Green Dot Corp	6,832,787
56,590		Hamilton Lane, Inc	4,265,188
78,700		Piper Jaffray Cos	7,187,671
483,624		Stifel Financial Corp	25,061,396
		TOTAL DIVERSIFIED FINANCIALS	92,645,896

ENERGY - 2.9%
1,257,200	*	Antero Resources Corp	8,724,968
393,536		Berry Petroleum Co LLC	1,515,113
324,580		Brigham Minerals, Inc	4,346,126
590,100	*	ChampionX Corp	9,022,629
247,210		Delek US Holdings, Inc	4,637,660
501,230	*	Green Plains Inc	9,628,628
1,577,205	*	NexTier Oilfield Solutions, Inc	5,236,321
562,000	*	Oceaneering International, Inc	4,748,900
498,729	*	Par Pacific Holdings, Inc	6,623,121
282,460		PBF Energy, Inc	2,392,436
360,960	*	PDC Energy, Inc	7,836,442
890,430	*	ProPetro Holding Corp	7,114,536
118,399	*	Renewable Energy Group, Inc	10,608,550
120,130		World Fuel Services Corp	3,674,777
		TOTAL ENERGY	86,110,207

FOOD & STAPLES RETAILING - 1.3%
206,278		Andersons, Inc	4,744,394
537,121	*	BJ’s Wholesale Club Holdings, Inc	22,596,680
123,058		Natural Grocers by Vitamin C	2,048,916
202,690	*	Performance Food Group Co	9,502,107
		TOTAL FOOD & STAPLES RETAILING	38,892,097

FOOD, BEVERAGE & TOBACCO - 1.3%
120,992		Calavo Growers, Inc	9,213,541
250,510	*	Celsius Holdings, Inc	13,377,234
55,227		Lancaster Colony Corp	9,641,529
191,629	*	Simply Good Foods Co	5,469,092
		TOTAL FOOD, BEVERAGE & TOBACCO	37,701,396

HEALTH CARE EQUIPMENT & SERVICES - 7.7%
50,300	*	Addus HomeCare Corp	5,661,265
561,410	*	Allscripts Healthcare Solutions, Inc	9,263,265
237,890	*	Alphatec Holdings Inc	3,539,803
213,310	*	Angiodynamics, Inc	3,997,429
590,900	*	Antares Pharma, Inc	2,588,142
44,200	*	Biodesix, Inc	1,068,756
1,435,090	*	Brookdale Senior Living, Inc	7,089,345
341,780	*,e	Co-Diagnostics, Inc	4,388,455
85,210	e	Conmed Corp	9,534,999
377,620	*	Covetrus, Inc	12,865,513
28

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

62,830	*	CryoLife, Inc	$1,503,522
61,550		Ensign Group, Inc	4,818,134
319,470	*	Evolent Health, Inc	5,453,353
466,060	*	GenMark Diagnostics, Inc	6,436,289
178,920	*	Health Catalyst, Inc	8,888,746
152,394	*	HealthStream, Inc	3,547,732
319,808	*	HMS Holdings Corp	11,775,331
78,000	*	Inari Medical, Inc	7,442,760
441,349	*	Inovalon Holdings, Inc	10,768,916
341,477	*	Intersect ENT, Inc	7,672,988
434,117	*	Lantheus Holdings, Inc	7,063,084
25,690	*	Magellan Health Services, Inc	2,414,346
280,775	*	Meridian Bioscience, Inc	6,205,128
202,398	*	Natus Medical, Inc	4,932,439
84,640	*	Neogen Corp	6,844,837
241,750	*	NextGen Healthcare, Inc	4,781,815
408,990	*	Option Care Health, Inc	7,558,135
136,598	*	Pennant Group, Inc	7,344,874
82,000	*	Phreesia, Inc	5,353,780
633,880	*	R1 RCM, Inc	15,992,792
29,317	*	Schrodinger, Inc	2,648,205
369,540	*	Select Medical Holdings Corp	9,497,178
64,870	*	SI-BONE, Inc	1,899,394
318,590	*	Tenet Healthcare Corp	15,059,749
224,020	*,e	Zynex Inc	4,048,041
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	229,948,540

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
279,150	*	BellRing Brands, Inc	6,493,029
433,330	*	elf Beauty, Inc	9,429,261
75,301	*,e	Lifevantage Corp	673,191
67,590	*	USANA Health Sciences, Inc	5,593,748
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	22,189,229

INSURANCE - 1.4%
107,720		American Equity Investment Life Holding Co	3,144,347
157,068		Amerisafe, Inc	8,717,274
269,510		Conseco, Inc	5,716,307
125,510		Heritage Insurance Holdings, Inc	1,169,753
118,948		James River Group Holdings Ltd	5,290,807
204,460	*	Selectquote, Inc	4,318,195
146,110		Stewart Information Services Corp	6,776,582
397,711	*	Third Point Reinsurance Ltd	3,670,872
246,686		Universal Insurance Holdings, Inc	3,303,126
		TOTAL INSURANCE	42,107,263

MATERIALS - 4.9%
189,540		Avient Corp	7,284,022
99,830		Balchem Corp	10,684,805
901,430	*	Coeur Mining, Inc	8,157,942
280,430		Domtar Corp	8,404,487
673,900	*,†	Ferroglobe plc	0
58,830		Innospec, Inc	5,164,686
117,800	*	Koppers Holdings, Inc	3,920,384
338,750		Louisiana-Pacific Corp	12,875,888
127,780		Materion Corp	8,713,318
29

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

171,144		Myers Industries, Inc	$3,431,437
50,394		Olympic Steel, Inc	687,878
188,585		Schnitzer Steel Industries, Inc (Class A)	5,567,029
169,870		Sensient Technologies Corp	11,980,931
100,330		Stepan Co	11,305,184
613,620	*	Summit Materials, Inc	12,597,619
196,670		Trinseo S.A.	9,996,736
791,090	e	United States Steel Corp	14,049,758
218,072	*	US Concrete, Inc	9,658,409
		TOTAL MATERIALS	144,480,513

MEDIA & ENTERTAINMENT - 1.7%
294,710	*	Cargurus, Inc	8,620,268
264,730	*	Cars.com, Inc	3,073,515
493,140	*	Glu Mobile, Inc	4,344,563
325,320	*	Gray Television, Inc	5,546,706
210,670	*	Liberty Braves Group (Class C)	5,641,743
146,400	*	TechTarget, Inc	10,936,080
750,080		TEGNA, Inc	12,023,782
176,440	*	WideOpenWest, Inc	1,879,086
		TOTAL MEDIA & ENTERTAINMENT	52,065,743

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.7%
94,246	*	Acadia Pharmaceuticals, Inc	4,528,520
654,340	*	Affimed NV	3,749,368
20,340	*	Albireo Pharma, Inc	745,868
47,100	*	Aligos Therapeutics, Inc	1,326,807
553,217	*	Amicus Therapeutics, Inc	10,461,333
770,600	*	Amneal Pharmaceuticals, Inc	3,706,586
443,480	*,e	Aquestive Therapeutics, Inc	2,346,009
5,193	*	Arcutis Biotherapeutics, Inc	141,717
97,801	*	Arena Pharmaceuticals, Inc	7,260,746
125,622	*	Arrowhead Pharmaceuticals Inc	9,694,250
146,245	*	Arvinas, Inc	11,032,723
348,880	*	Atara Biotherapeutics, Inc	6,440,325
135,710	*	Athenex, Inc	1,773,730
139,200	*	Avid Bioservices, Inc	2,030,928
42,850	*	Axsome Therapeutics, Inc	2,917,656
5,192	*,e	Beam Therapeutics, Inc	500,664
887,000	*	BioCryst Pharmaceuticals, Inc	7,557,240
977,030	*	BioDelivery Sciences International, Inc	3,761,565
104,350	*	Biohaven Pharmaceutical Holding Co Ltd	8,892,707
822	*	Black Diamond Therapeutics, Inc	20,361
136,270	*,e	Cara Therapeutics, Inc	2,548,249
170,862	*	CareDx, Inc	13,058,983
393,930	*,e	Cassava Sciences, Inc	7,807,693
357,070	*	Catalyst Pharmaceuticals, Inc	1,299,735
219,600	*	Codexis, Inc	5,114,484
145,259	*	Concert Pharmaceuticals, Inc	1,520,862
380,267	*	CytomX Therapeutics, Inc	2,627,645
152,580	*	Editas Medicine, Inc	9,360,783
85,420	*	Emergent Biosolutions, Inc	9,127,127
51,230	*	Fate Therapeutics, Inc	4,642,975
142,520	*	Five Prime Therapeutics, Inc	2,382,934
761,286	*	Fluidigm Corp	4,933,133
281,770	*	G1 Therapeutics, Inc	6,799,110
30

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

191,700	*	GlycoMimetics, Inc	$695,871
485,830	*	Gossamer Bio, Inc	4,906,883
108,900	*	Immunic, Inc	1,803,384
150,000	*	Immunovant, Inc	5,854,500
502,090	*,e	Inovio Pharmaceuticals, Inc	6,401,647
137,186	*	Intellia Therapeutics, Inc	8,590,587
242,374	*	Intra-Cellular Therapies, Inc	7,792,324
234,675	*,e	Invitae Corp	11,621,106
402,510	*	IVERIC bio, Inc	2,117,203
326,980	*	Karyopharm Therapeutics, Inc	4,979,905
106,398	*	Kiniksa Pharmaceuticals Ltd	2,094,977
160,872	*	Kura Oncology, Inc	4,818,116
137,730		Luminex Corp	3,868,836
1,137,060	*	Mustang Bio, Inc	4,741,540
287,820	*	Myriad Genetics, Inc	7,929,441
137,921	*	NanoString Technologies, Inc	9,658,608
246,704	*	Natera, Inc	26,308,515
189,640	*	NeoGenomics, Inc	10,054,713
149,320	*	Neoleukin Therapeutics, Inc	1,881,432
101,690	*	Novavax, Inc	22,467,389
260,640	*	Ocular Therapeutix, Inc	4,730,616
287,230	*,e	Omeros Corp	5,589,496
266,400	*	Organogenesis Holdings Inc	2,786,544
70,000	*	Pacific Biosciences of California, Inc	2,264,500
1,592	*	Passage Bio, Inc	29,707
121,494		Phibro Animal Health Corp	2,519,786
158,570	*,e	Provention Bio, Inc	2,183,509
109,888	*	Quanterix Corp	7,114,149
2,384	*	REVOLUTION Medicines, Inc	100,462
515,540	*	Sangamo Therapeutics Inc	7,042,276
332,165	*	Solid Biosciences, Inc	2,165,716
171,830	*	Sutro Biopharma, Inc	3,806,034
128,870	*	TG Therapeutics, Inc	6,220,555
241,750	*	Translate Bio, Inc	5,772,990
410,596	*	Travere Therapeutics, Inc	10,367,549
121,716	*	Twist Bioscience Corp	20,027,151
43,050	*	Ultragenyx Pharmaceutical, Inc	5,966,299
113,930	*	Veracyte, Inc	6,459,831
114,830	*	Vericel Corp	4,739,034
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	408,585,997

REAL ESTATE - 5.9%
352,290		Armada Hoffler Properties, Inc	3,787,118
217,359		Bluerock Residential Growth REIT, Inc	2,273,575
340,250		CareTrust REIT, Inc	7,642,015
2,202,990		Colony Capital, Inc	10,926,831
326,580		Columbia Property Trust, Inc	4,441,488
1,399,830		Diversified Healthcare Trust	5,627,317
103,830		EastGroup Properties, Inc	14,031,586
253,720		Four Corners Property Trust, Inc	6,688,059
227,130		Global Net Lease, Inc	3,659,064
361,260		Healthcare Realty Trust, Inc	10,841,413
333,110		Independence Realty Trust, Inc	4,423,701
406,160		National Storage Affiliates Trust	14,841,086
373,738		Newmark Group, Inc	2,526,469
106,460		Office Properties Income Trust	2,463,484
31

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

550,600		Physicians Realty Trust	$9,707,078
594,230		Piedmont Office Realty Trust, Inc	9,139,257
135,898		PS Business Parks, Inc	18,498,436
185,260		QTS Realty Trust, Inc	12,060,426
484,270	*	Realogy Holdings Corp	6,876,634
112,980		RMR Group, Inc	4,166,702
478,720		STAG Industrial, Inc	14,265,856
479,990		Uniti Group, Inc	5,908,677
		TOTAL REAL ESTATE	174,796,272

RETAILING - 4.5%
83,518	*	Aaron’s Co, Inc	1,414,795
367,000		Abercrombie & Fitch Co (Class A)	8,466,690
386,968	*	At Home Group, Inc	9,430,410
307,110	e	Bed Bath & Beyond, Inc	10,850,196
169,180		Buckle, Inc	6,652,158
90,740		Citi Trends, Inc	5,353,660
127,730	*	Conn’s, Inc	2,009,193
93,770	e	Dillard’s, Inc (Class A)	8,233,944
111,700	*,e	GrowGeneration Corp	4,824,323
204,250	*,e	Hibbett Sports, Inc	11,529,912
131,350	*	MarineMax, Inc	5,494,370
41,490	*	Overstock.com, Inc	3,219,624
530,440		Rent-A-Center, Inc	22,968,052
144,740	*	Sleep Number Corp	15,594,288
372,950	*	Sportsman’s Warehouse Holdings, Inc	6,534,084
56,758	*	Stamps.com, Inc	12,958,419
		TOTAL RETAILING	135,534,118

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
600,780		Amkor Technology, Inc	9,324,106
135,701		Brooks Automation, Inc	10,280,708
316,222	*	Formfactor, Inc	12,923,993
107,720	*	Ichor Holdings Ltd	3,888,692
349,587	*	Lattice Semiconductor Corp	14,021,934
85,520	*	MACOM Technology Solutions Holdings, Inc	4,862,667
256,460	*	MaxLinear, Inc	8,050,279
445,595	*	Rambus, Inc	8,464,077
110,100	*	Semtech Corp	7,811,595
41,880	*	Silicon Laboratories, Inc	5,493,400
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	85,121,451

SOFTWARE & SERVICES - 7.6%
72,700	*	Alarm.com Holdings, Inc	6,755,284
225,390	*	Avaya Holdings Corp	5,012,674
36,747	*,h	BM Technologies, Inc	532,097
543,980	*	Box, Inc	9,432,613
135,800	*	ChannelAdvisor Corp	2,783,900
776,090	*	Cloudera, Inc	11,850,894
120,436	*	Commvault Systems, Inc	7,560,972
436,450	*	Digital Turbine, Inc	24,969,305
110,160	*	Domo, Inc	6,983,042
276,100		KBR, Inc	8,020,705
632,320	*,e	Limelight Networks, Inc	2,880,218
157,300	*	LiveRamp Holdings, Inc	11,909,183
159,254		Mantech International Corp (Class A)	14,283,491
32

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

294,285		NIC, Inc	$7,922,152
678,063		Perspecta, Inc	19,629,924
233,035		Progress Software Corp	9,363,346
95,104	*	Rapid7, Inc	8,256,929
117,900		Sapiens International Corp NV	3,850,614
93,281	*	SecureWorks Corp	1,291,009
117,170	*	Sprout Social, Inc	7,733,220
69,200	*	SPS Commerce, Inc	6,843,188
304,279	*	Tenable Holdings, Inc	15,058,768
183,150	*	Verint Systems, Inc	13,521,965
192,360	*	Workiva, Inc	18,749,329
		TOTAL SOFTWARE & SERVICES	225,194,822

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
243,110	*	Calix, Inc	7,341,922
605,930	*	Diebold, Inc	8,277,004
43,019	*	ePlus, Inc	3,615,317
926,760	*	Extreme Networks, Inc	7,497,488
87,950	*	II-VI, Inc	7,393,957
115,130	*	Insight Enterprises, Inc	8,761,393
117,053	*	OSI Systems, Inc	10,537,111
276,046	*	Ribbon Communications, Inc	2,017,896
449,991	*	Sanmina Corp	13,994,720
527,811	*	TTM Technologies, Inc	7,077,946
65,489	*	Vishay Precision Group, Inc	2,094,993
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	78,609,747

TELECOMMUNICATION SERVICES - 0.6%
261,433	*	Boingo Wireless, Inc	3,016,937
294,956	*	Liberty Latin America Ltd (Class A)	2,976,106
79,403	*	Liberty Latin America Ltd (Class C)	785,296
107,602		Spok Holdings, Inc	1,196,534
779,546	*	Vonage Holdings Corp	9,728,734
		TOTAL TELECOMMUNICATION SERVICES	17,703,607

TRANSPORTATION - 1.1%
154,902		ArcBest Corp	7,179,708
92,720	*	Avis Budget Group, Inc	3,833,045
123,106		Forward Air Corp	8,825,469
134,727		Heartland Express, Inc	2,528,826
187,059	*	Hub Group, Inc (Class A)	9,844,915
184,344	*	Radiant Logistics, Inc	1,069,195
		TOTAL TRANSPORTATION	33,281,158

UTILITIES - 1.5%
169,868		Black Hills Corp	10,042,596
142,425		Clearway Energy, Inc (Class A)	4,106,113
62,730		Northwest Natural Holding Co	2,930,118
185,791		NorthWestern Corp	10,120,036
127,135		South Jersey Industries, Inc	2,936,818
100,787		Southwest Gas Holdings Inc	6,043,189
40,710		Spire, Inc	2,491,045
148,370	*	Sunnova Energy International, Inc	6,506,024
		TOTAL UTILITIES	45,175,939

		TOTAL COMMON STOCKS	2,975,295,834
		(Cost $2,118,504,017)
33

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.1%
$2,240,000		Federal Home Loan Bank (FHLB)	0.085%	02/23/21	$2,239,945
		TOTAL GOVERNMENT AGENCY DEBT			2,239,945

REPURCHASE AGREEMENT - 0.1%
2,640,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	2,640,000
		TOTAL REPURCHASE AGREEMENT			2,640,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
50,677,802	c	State Street Navigator Securities Lending	0.060		50,677,802
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			50,677,802

		TOTAL SHORT-TERM INVESTMENTS			55,557,747
		(Cost $55,557,685)
		TOTAL INVESTMENTS - 101.7%			3,030,853,581
		(Cost $2,174,061,702)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(49,931,286)
		NET ASSETS - 100.0%			$2,980,922,295

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $72,342,003.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/21, the aggregate value of these securities is $5,939,851 or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $2,640,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $2,692,895.

Futures contracts outstanding as of January 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
CME E-mini Russell 2000 Index Futures	30	03/19/21	$ 3,005,551	$ 3,102,300	$ 96,749

34

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.5%
121,761	*	Adient plc	$3,931,662
88,580		Gentex Corp	2,927,569
93,320		Harley-Davidson, Inc	3,741,199
85,375	*	Stoneridge, Inc	2,343,544
28,790		Thor Industries, Inc	3,483,878
		TOTAL AUTOMOBILES & COMPONENTS	16,427,852

BANKS - 6.4%
66,810	*	Axos Financial, Inc	2,602,250
77,819		Bank of NT Butterfield & Son Ltd	2,366,476
85,355		BankUnited	2,957,551
117,823		Berkshire Hills Bancorp, Inc	1,953,505
33,960		BOK Financial Corp	2,508,286
71,111		Cathay General Bancorp	2,404,974
102,535		Central Pacific Financial Corp	2,038,396
18,907		Commerce Bancshares, Inc	1,263,933
38,663		ConnectOne Bancorp, Inc	821,589
68,788		Essent Group Ltd	2,877,402
477,252		First Bancorp (Puerto Rico)	4,342,993
1,110		First Citizens Bancshares, Inc (Class A)	661,549
68,460		First Financial Bancorp	1,254,187
34,211		Flagstar Bancorp, Inc	1,465,941
82,355		Great Western Bancorp, Inc	1,976,520
97,789		Hilltop Holdings, Inc	2,937,582
17,030		International Bancshares Corp	643,904
218,885		MGIC Investment Corp	2,565,332
95,628		National Bank Holdings Corp	3,181,544
83,669	*	NMI Holdings, Inc	1,774,619
113,260		OFG Bancorp	1,945,807
107,379		PacWest Bancorp	3,241,772
61,396		Popular, Inc	3,484,223
46,552		Prosperity Bancshares, Inc	3,139,467
136,112		Radian Group, Inc	2,613,350
69,408		TFS Financial Corp	1,226,439
81,426	*	The Bancorp, Inc	1,365,514
169,900		Umpqua Holdings Corp	2,465,249
72,334		Washington Federal, Inc	1,893,704
34,810		Westamerica Bancorporation	1,943,094
79,165		WSFS Financial Corp	3,401,720
		TOTAL BANKS	69,318,872

CAPITAL GOODS - 11.5%
72,752		Advanced Drainage Systems, Inc	6,000,585
81,536	*	Aecom Technology Corp	4,084,954
37,920		AGCO Corp	4,205,328
26,100		Allegion plc	2,792,961
35

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

19,420		Applied Industrial Technologies, Inc	$1,366,974
45,200	*	Array Technologies, Inc	1,842,352
101,568	*	Atkore International Group, Inc	4,505,556
16,260	*	Axon Enterprise, Inc	2,669,242
56,199		AZZ, Inc	2,674,510
64,770	*	Beacon Roofing Supply, Inc	2,575,903
199,117	*	Bloom Energy Corp	6,951,174
79,047		Boise Cascade Co	3,765,009
151,786	*	Builders FirstSource, Inc	5,805,814
43,570		BWX Technologies, Inc	2,349,294
43,672		Comfort Systems USA, Inc	2,420,739
63,841		EMCOR Group, Inc	5,637,160
32,715		EnPro Industries, Inc	2,361,696
122,116	*	Evoqua Water Technologies Corp	3,327,661
68,305		Federal Signal Corp	2,232,890
29,697	*	Gibraltar Industries, Inc	2,661,742
15,457		Graco, Inc	1,065,606
110,920		Howmet Aerospace, Inc	2,726,414
84,765		ITT, Inc	6,332,793
269,683	*	MRC Global, Inc	1,863,510
48,610	*	MYR Group, Inc	2,703,202
308,740	*	NOW, Inc	2,559,455
96,552		Primoris Services Corp	2,810,146
45,929		Quanta Services, Inc	3,236,617
18,380	*	RBC Bearings, Inc	3,075,525
24,150		Regal-Beloit Corp	3,030,342
97,184		Rexnord Corp	3,679,386
16,616		Simpson Manufacturing Co, Inc	1,528,672
53,920	*	SPX Corp	2,788,203
19,500	*	Sunrun, Inc	1,350,765
45,620		Toro Co	4,299,685
104,071		UFP Industries, Inc	5,613,590
43,712	*	Vectrus, Inc	2,246,797
179,360	*	Welbilt, Inc	2,315,538
		TOTAL CAPITAL GOODS	123,457,790

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
68,424		ABM Industries, Inc	2,513,898
56,206		CoreLogic Inc	4,231,750
101,010		KAR Auction Services, Inc	1,864,644
89,950		Kforce, Inc	3,836,367
96,080		Kimball International, Inc (Class B)	1,161,607
33,540		Manpower, Inc	2,966,278
29,221	*	SP Plus Corp	847,409
75,920	*	Upwork, Inc	3,146,884
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,568,837

CONSUMER DURABLES & APPAREL - 4.3%
11,480	*	Cavco Industries, Inc	2,165,817
66,737	*	CROCS, Inc	4,672,925
46,911	*	Malibu Boats, Inc	3,288,930
168,930	*	Nautilus, Inc	4,140,474
191,251		Newell Brands Inc	4,593,849
853	*	NVR, Inc	3,792,847
101,045		Pulte Homes, Inc	4,395,458
66,448	*	Skyline Champion Corp	2,234,646
36

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

137,590	*	Sonos, Inc	$3,597,979
94,393		Steven Madden Ltd	3,171,605
146,870	*	Tempur Sealy International, Inc	3,877,368
6,311	*	TopBuild Corp	1,261,884
31,500	*	Vista Outdoor, Inc	918,855
71,370	*	YETI Holdings, Inc	4,697,573
		TOTAL CONSUMER DURABLES & APPAREL	46,810,210

CONSUMER SERVICES - 3.1%
79,564		ARAMARK Holdings Corp	2,728,250
69,350	*	Bally’s Corp	3,639,488
83,420	*	Boyd Gaming Corp	3,767,247
44,200	*	Caesars Entertainment, Inc	3,111,238
47,002	*	frontdoor, Inc	2,586,990
122,370		H&R Block, Inc	2,108,435
249,800	*	Houghton Mifflin Harcourt Co	1,231,514
167,520		International Game Technology plc	2,698,747
97,845	*	Perdoceo Education Corp	1,157,506
132,340		Red Rock Resorts, Inc	3,107,343
19,655		Strategic Education, Inc	1,736,912
71,654	*	Terminix Global Holdings, Inc	3,416,463
79,340	*	WW International Inc	2,107,271
		TOTAL CONSUMER SERVICES	33,397,404

DIVERSIFIED FINANCIALS - 6.6%
82,999		Artisan Partners Asset Management, Inc	4,017,152
162,274		Brightsphere Investment Group, Inc	2,974,482
103,142	*	Cannae Holdings, Inc	3,918,365
37,588		Cohen & Steers, Inc	2,462,014
99,556		Federated Investors, Inc (Class B)	2,688,012
119,768		iShares Russell 2000 Index Fund	24,619,510
115,240		Jefferies Financial Group, Inc	2,690,854
133,760	*	LendingClub Corp	1,451,296
79,233		LPL Financial Holdings, Inc	8,584,103
18,056		Morningstar, Inc	4,150,894
74,073		OneMain Holdings, Inc	3,448,839
52,710		PROG Holdings, Inc	2,486,858
141,340		Starwood Property Trust, Inc	2,651,538
38,571	*	StoneX Group, Inc	2,064,320
104,756		Virtu Financial, Inc	2,909,074
		TOTAL DIVERSIFIED FINANCIALS	71,117,311

ENERGY - 2.6%
58,784		Cimarex Energy Co	2,479,509
246,334	*	Clean Energy Fuels Corp	2,519,997
115,110		Devon Energy Corp	1,894,711
74,750	*	Green Plains Inc	1,435,947
482,710		Marathon Oil Corp	3,494,820
355,809	*	NexTier Oilfield Solutions, Inc	1,181,286
201,330	*	Oceaneering International, Inc	1,701,238
425,080		Patterson-UTI Energy, Inc	2,614,242
21,541	*	Renewable Energy Group, Inc	1,930,074
316,650		SM Energy Co	2,656,694
130,700		Targa Resources Investments, Inc	3,577,259
72,644		World Fuel Services Corp	2,222,180
		TOTAL ENERGY	27,707,957
37

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.2%
92,343		Andersons, Inc	$2,123,889
26,480	*	BJ’s Wholesale Club Holdings, Inc	1,114,014
123,650	*	Rite Aid Corp	3,250,758
124,810		SpartanNash Co	2,311,481
159,424	*	United Natural Foods, Inc	4,317,202
		TOTAL FOOD & STAPLES RETAILING	13,117,344

FOOD, BEVERAGE & TOBACCO - 1.4%
73,683		Bunge Ltd	4,821,816
14,703	*	Freshpet, Inc	2,048,275
155,643	*	Hostess Brands, Inc	2,389,120
65,970		Lamb Weston Holdings, Inc	4,927,959
20,500	*	Mission Produce, Inc	394,215
		TOTAL FOOD, BEVERAGE & TOBACCO	14,581,385

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
81,840	*,e	Accelerate Diagnostics, Inc	839,679
150,400	*	Alphatec Holdings Inc	2,237,952
20,000	*	Angiodynamics, Inc	374,800
67,960	*,e	Co-Diagnostics, Inc	872,607
269,770	*	Community Health Systems, Inc	2,514,256
36,880		Encompass Health Corp	2,965,152
138,050	*	Evolent Health, Inc	2,356,514
34,000	*	Globus Medical, Inc	2,097,460
45,431		Hill-Rom Holdings, Inc	4,363,193
74,100	*	HMS Holdings Corp	2,728,362
18,000	*	Inari Medical, Inc	1,717,560
55,600	*	Inovalon Holdings, Inc	1,356,640
16,855	*	Magellan Health Services, Inc	1,584,033
40,321	*	ModivCare, Inc	6,393,701
31,920	*	Molina Healthcare, Inc	6,818,431
35,900	*	Natus Medical, Inc	874,883
18,347	*	Nevro Corp	2,968,361
54,808	*	Orthofix Medical Inc	2,214,791
92,610		Owens & Minor, Inc	2,693,099
78,537		Patterson Cos, Inc	2,488,052
179,830	*	R1 RCM, Inc	4,537,111
38,036	*	Schrodinger, Inc	3,435,792
81,426	*	Select Medical Holdings Corp	2,092,648
19,330	*	Shockwave Medical Inc	2,243,053
5,766	*	Teladoc, Inc	1,521,244
66,760	*	Tenet Healthcare Corp	3,155,745
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	67,445,119

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
119,594	*	elf Beauty, Inc	2,602,365
22,804		Medifast, Inc	5,351,415
35,270		Spectrum Brands Holdings, Inc	2,665,354
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,619,134

INSURANCE - 2.2%
50,511		American Financial Group, Inc	4,755,105
76,020		Brown & Brown, Inc	3,275,702
59,180		First American Financial Corp	3,094,522
38

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

32,412		Kemper Corp	$2,280,184
25,776		Mercury General Corp	1,366,386
40,057		Selective Insurance Group, Inc	2,602,904
54,590		W.R. Berkley Corp	3,392,223
3,179		White Mountains Insurance Group Ltd	3,242,580
		TOTAL INSURANCE	24,009,606

MATERIALS - 4.7%
32,422		Avery Dennison Corp	4,891,507
41,892		Avient Corp	1,609,910
128,270	*	Axalta Coating Systems Ltd	3,462,007
81,156		CF Industries Holdings, Inc	3,358,235
84,280		Domtar Corp	2,525,872
181,035		Element Solutions, Inc	3,083,026
204,714		Graphic Packaging Holding Co	3,205,821
21,479		Innospec, Inc	1,885,641
85,810		Louisiana-Pacific Corp	3,261,638
18,597		Materion Corp	1,268,130
38,084		Reliance Steel & Aluminum Co	4,420,791
20,896		Royal Gold, Inc	2,233,365
26,053		Scotts Miracle-Gro Co (Class A)	5,768,395
40,780		Sensient Technologies Corp	2,876,213
103,487		Silgan Holdings, Inc	3,770,031
147,614	*	Summit Materials, Inc	3,030,515
		TOTAL MATERIALS	50,651,097

MEDIA & ENTERTAINMENT - 1.7%
45,594	*	EverQuote Inc	2,054,466
154,680	*	iHeartMedia, Inc	2,249,047
12,722	*	Liberty Broadband Corp (Class C)	1,858,048
82,024	*	Liberty Media Group (Class C)	3,299,826
103,940	*,e	Lions Gate Entertainment Corp (Class A)	1,454,121
57,640		Meredith Corp	1,264,045
44,970	*	Yelp, Inc	1,465,572
32,750	*	Zillow Group, Inc (Class C)	4,272,565
		TOTAL MEDIA & ENTERTAINMENT	17,917,690

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
77,326	*	Acadia Pharmaceuticals, Inc	3,715,514
19,500	*	Acceleron Pharma, Inc	2,252,835
45,248	*	Agios Pharmaceuticals, Inc	2,125,299
62,082	*	Alkermes plc	1,303,101
9,300	*	Allakos, Inc	1,239,969
216,357	*	Amicus Therapeutics, Inc	4,091,311
21,500	*	AnaptysBio, Inc	557,280
18,590	*	Arcutis Biotherapeutics, Inc	507,321
29,910	*	Arena Pharmaceuticals, Inc	2,220,518
9,800	*	Arvinas, Inc	739,312
127,400	*	Avantor, Inc	3,757,026
39,900	*	Avid Bioservices, Inc	582,141
37,286	*	Bluebird Bio, Inc	1,661,091
33,200	*	Cara Therapeutics, Inc	620,840
35,360	*	CareDx, Inc	2,702,565
23,742	*	Charles River Laboratories International, Inc	6,150,365
111,200	*	Exelixis, Inc	2,469,752
44,970	*	Five Prime Therapeutics, Inc	751,898
39

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

86,967	*,e	Flexion Therapeutics, Inc	$1,058,388
82,250	*	G1 Therapeutics, Inc	1,984,693
109,940	*	Gossamer Bio, Inc	1,110,394
116,361	*	Halozyme Therapeutics, Inc	5,537,620
110,803	*	Horizon Therapeutics Plc	8,031,001
25,130	*	Immunovant, Inc	980,824
42,600	*	Intellia Therapeutics, Inc	2,667,612
41,600	*	Invitae Corp	2,060,032
16,415	*	Jazz Pharmaceuticals plc	2,552,533
24,310	*	Keros Therapeutics, Inc	1,386,886
71,800	*	Kura Oncology, Inc	2,150,410
149,800	*	Lexicon Pharmaceuticals, Inc	1,184,918
66,590	*	MacroGenics, Inc	1,361,100
437,280	*	MannKind Corp	1,539,226
44,416	*	Natera, Inc	4,736,522
17,266	*	Neurocrine Biosciences, Inc	1,894,944
21,728	*	Novavax, Inc	4,800,584
30,350	*	Nurix Therapeutics, Inc	1,104,133
57,044		Perrigo Co plc	2,435,779
62,708		Phibro Animal Health Corp	1,300,564
79,840	*	PPD, Inc	2,567,654
34,551	*	PRA Health Sciences, Inc	4,258,065
93,089	*	Radius Health, Inc	1,740,764
8,164	*	Reata Pharmaceuticals, Inc	845,709
26,916	*	Sarepta Therapeutics, Inc	2,406,290
9,405	*	Seagen, Inc	1,544,959
44,600	*	Syros Pharmaceuticals, Inc	488,147
66,610	*	Travere Therapeutics, Inc	1,681,903
21,125	*	United Therapeutics Corp	3,460,698
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	106,320,490

REAL ESTATE - 6.2%
141,271		Alexander & Baldwin, Inc	2,136,018
146,720		American Homes 4 Rent	4,435,346
116,320		CareTrust REIT, Inc	2,612,547
151,216		Columbia Property Trust, Inc	2,056,538
99,760		CubeSmart	3,475,638
474,080		Diversified Healthcare Trust	1,905,802
77,856		Equity Lifestyle Properties, Inc	4,736,759
64,249		First Industrial Realty Trust, Inc	2,611,079
101,825		Gaming and Leisure Properties, Inc	4,188,062
60,068		Getty Realty Corp	1,596,007
75,742		Healthcare Realty Trust, Inc	2,273,017
113,206		Kennedy-Wilson Holdings, Inc	1,946,011
37,029		Life Storage, Inc	3,020,826
74,450		National Retail Properties, Inc	2,903,550
54,343		NexPoint Residential Trust, Inc	2,144,918
109,610		Omega Healthcare Investors, Inc	3,970,074
210,720		Paramount Group, Inc	1,873,301
159,030		Park Hotels & Resorts, Inc	2,652,620
63,560		Regency Centers Corp	2,998,761
73,840		Rexford Industrial Realty, Inc	3,613,730
26,228		RMR Group, Inc	967,289
52,815		STAG Industrial, Inc	1,573,887
157,140		VICI Properties, Inc	3,972,499
118,492		Weingarten Realty Investors	2,667,255
		TOTAL REAL ESTATE	66,331,534
40

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 5.6%
45,801	*	Autonation, Inc	$3,264,695
68,650		Bed Bath & Beyond, Inc	2,425,404
77,320		Camping World Holdings, Inc	2,641,251
55,700	*,e	CarParts.com, Inc	875,047
44,230	*	Container Store Group, Inc	602,855
91,609		Core-Mark Holding Co, Inc	2,809,648
30,620	*	Etsy, Inc	6,096,136
11,600	*	GameStop Corp (Class A)	3,770,000
17,380	*	GrubHub, Inc	1,308,193
25,970	*	Hibbett Sports, Inc	1,466,006
92,210		Kohl’s Corp	4,062,773
195,945	*	Magnite, Inc	6,787,535
64,160	*	MarineMax, Inc	2,683,813
59,027	*	National Vision Holdings, Inc	2,737,082
82,000	*	ODP Corp	3,500,580
13,840		Pool Corp	4,901,851
9,730	*	RH	4,625,253
34,715		Sonic Automotive, Inc (Class A)	1,420,885
405,210	*,e	Waitr Holdings Inc	1,434,443
68,262	*	Zumiez, Inc	2,940,727
		TOTAL RETAILING	60,354,177

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
15,800	*	Alpha & Omega Semiconductor Ltd	454,092
11,500	*	Ambarella, Inc	1,085,140
213,384		Amkor Technology, Inc	3,311,720
60,563		Brooks Automation, Inc	4,588,253
25,745	*	Enphase Energy, Inc	4,694,601
76,277	*	Formfactor, Inc	3,117,441
29,500	*	Ichor Holdings Ltd	1,064,950
46,165	*	Impinj, Inc	2,445,360
106,426	*	Lattice Semiconductor Corp	4,268,747
45,143		Marvell Technology Group Ltd	2,323,059
187,788	*	NeoPhotonics Corp Ltd	2,091,958
81,399		Teradyne, Inc	9,237,158
67,200	*	Ultra Clean Holdings	2,593,920
12,376		Universal Display Corp	2,856,628
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	44,133,027

SOFTWARE & SERVICES - 10.2%
41,123		Amdocs Ltd	2,904,106
23,477	*	Avalara, Inc	3,521,550
70,160	*	Avaya Holdings Corp	1,560,358
55,618	*	Black Knight, Inc	4,543,434
60,559		Booz Allen Hamilton Holding Co	5,157,810
16,339	*	CACI International, Inc (Class A)	3,941,294
151,390	*	Cloudera, Inc	2,311,725
28,211	*	Concentrix Corp	3,016,320
14,714	*	DocuSign, Inc	3,426,743
74,630	*	Domo, Inc	4,730,796
98,203	*	Dynatrace, Inc	4,076,407
35,665	*	Elastic NV	5,419,653
65,681		EVERTEC, Inc	2,279,131
41,741	*	Five9, Inc	6,939,441
65,980		Genpact Ltd	2,525,714
8,550	*	Globant S.A.	1,641,600
41

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

16,649		Mantech International Corp (Class A)	$1,493,249
142,490	*	Nuance Communications, Inc	6,488,995
112,265	*	Nutanix, Inc	3,426,328
24,719	*	Paylocity Holding Corp	4,633,824
41,991		Pegasystems, Inc	5,351,753
156,879		Perspecta, Inc	4,541,647
74,961		Progress Software Corp	3,011,933
48,587	*	RealPage, Inc	4,206,177
27,900	*	Smartsheet, Inc	1,945,746
55,503	*	SPS Commerce, Inc	5,488,692
109,496	*	SVMK, Inc	2,760,394
62,300	*	Veritone, Inc	2,446,521
38,462	*	Zendesk, Inc	5,547,759
		TOTAL SOFTWARE & SERVICES	109,339,100

TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
325,930	*	Arlo Technologies, Inc	2,741,071
46,085	*	Arrow Electronics, Inc	4,499,279
94,975		Avnet, Inc	3,353,567
48,400	*	Cambium Networks Corp	1,778,700
42,000		Cognex Corp	3,449,460
14,380	*	ePlus, Inc	1,208,495
41,290	*	Insight Enterprises, Inc	3,142,169
78,146		Jabil Inc	3,232,900
130,773	*	Knowles Corp	2,522,611
87,581		National Instruments Corp	3,625,854
89,442	*	Sanmina Corp	2,781,646
28,211		Synnex Corp	2,302,582
62,030	*	Trimble Inc	4,088,397
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	38,726,731

TELECOMMUNICATION SERVICES - 0.2%
147,453	*	Liberty Latin America Ltd (Class A)	1,487,801
44,464	*	Liberty Latin America Ltd (Class C)	439,749
		TOTAL TELECOMMUNICATION SERVICES	1,927,550

TRANSPORTATION - 1.8%
55,382		Alaska Air Group, Inc	2,704,303
75,011	*	Echo Global Logistics, Inc	1,975,040
29,106		Forward Air Corp	2,086,609
97,115	*	Hub Group, Inc (Class A)	5,111,162
36,004		Landstar System, Inc	5,018,958
129,590		Marten Transport Ltd	2,054,001
		TOTAL TRANSPORTATION	18,950,073

UTILITIES - 1.9%
38,051		Brookfield Renewable Corp	2,128,953
97,134		Clearway Energy, Inc (Class A)	2,800,373
121,866		MDU Resources Group, Inc	3,203,857
140,066		NRG Energy, Inc	5,800,133
31,820		ONE Gas, Inc	2,326,997
185,777		Vistra Energy Corp	3,709,967
		TOTAL UTILITIES	19,970,280

		TOTAL COMMON STOCKS	1,073,200,570
		(Cost $808,631,568)

42

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.5%

REPURCHASE AGREEMENT - 0.3%
$3,095,000	r	Fixed Income Clearing Corp (FICC)	0.040%	02/01/21	$3,095,000
		TOTAL REPURCHASE AGREEMENT			3,095,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
2,361,658	c	State Street Navigator Securities Lending	0.060		2,361,658
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,361,658

		TOTAL SHORT-TERM INVESTMENTS			5,456,658
		(Cost $5,456,658)
		TOTAL INVESTMENTS - 100.4%			1,078,657,228
		(Cost $814,088,226)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(3,921,158)
		NET ASSETS - 100.0%			$1,074,736,070

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,866,936.
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $3,095,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $3,156,933.

43

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUTOMOBILES & COMPONENTS - 2.2%
65,670		Aptiv plc	$8,773,512
12,746		BorgWarner, Inc	535,205
86,264	*	Tenneco, Inc	871,266
162,767	*	Tesla, Inc	129,160,497
		TOTAL AUTOMOBILES & COMPONENTS	139,340,480

BANKS - 2.5%
1,694		Ameris Bancorp	66,252
26,689		Associated Banc-Corp	478,801
47,422		Bank OZK	1,762,202
3,518		Banner Corp	155,601
47,884		Berkshire Hills Bancorp, Inc	793,917
6,267		Brookline Bancorp, Inc	78,902
8,221		Bryn Mawr Bank Corp	255,509
1,799		Cadence BanCorp	32,238
3,985		Camden National Corp	149,637
471,252		Citizens Financial Group, Inc	17,172,423
440		Columbia Banking System, Inc	16,949
108,335		Comerica, Inc	6,196,762
353		Commerce Bancshares, Inc	23,598
1,572		Community Trust Bancorp, Inc	57,315
3,270		Cullen/Frost Bankers, Inc	301,625
46,110	*	Customers Bancorp, Inc	1,024,564
12,542		Federal Agricultural Mortgage Corp (Class C)	953,192
10,587		First Busey Corp	218,833
44,108		First Republic Bank	6,395,219
1,130		FNB Corp	11,142
540		Glacier Bancorp, Inc	25,191
52,448		Great Western Bancorp, Inc	1,258,752
1,279		Hancock Whitney Corp	43,665
8,920		Heartland Financial USA, Inc	380,527
3,902		Heritage Financial Corp	92,087
19,184		HomeStreet, Inc	698,298
285,811		Huntington Bancshares, Inc	3,779,851
118,883		Investors Bancorp, Inc	1,368,343
94,874		Kearny Financial Corp	981,946
218,676		Keycorp	3,686,877
24,031		Live Oak Bancshares, Inc	958,356
82,152		M&T Bank Corp	10,882,675
17,553		MGIC Investment Corp	205,721
15,374	*	Mr Cooper Group, Inc	418,634
26,162		National Bank Holdings Corp	870,410
310		NBT Bancorp, Inc	10,233
468,877		New York Community Bancorp, Inc	4,904,453
7,838		Old National Bancorp	131,600
166,628		People’s United Financial, Inc	2,276,138
53,702		Pinnacle Financial Partners, Inc	3,680,198
44

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

259,889		PNC Financial Services Group, Inc	$37,299,269
682,855		Regions Financial Corp	11,615,364
12,826		Stock Yards Bancorp, Inc	579,735
19,485	*	SVB Financial Group	8,530,143
1,879	*	Texas Capital Bancshares, Inc	113,153
10,055		TFS Financial Corp	177,672
17,614	*	The Bancorp, Inc	295,387
3,796		Trico Bancshares	141,591
31,975	*	Tristate Capital Holdings, Inc	586,741
513,618		Truist Financial Corp	24,643,392
350		Trustmark Corp	9,615
2,167		UMB Financial Corp	153,792
650		Umpqua Holdings Corp	9,432
3,046		United Bankshares, Inc	96,436
17,523		Univest Financial Corp	393,391
3,230		Webster Financial Corp	151,003
21,910		WesBanco, Inc	635,390
1,553		Westamerica Bancorporation	86,688
230		Wintrust Financial Corp	13,844
684		WSFS Financial Corp	29,391
55,123		Zions Bancorporation	2,433,129
		TOTAL BANKS	160,793,194

CAPITAL GOODS - 5.5%
213,347		3M Co	37,476,534
954		Acuity Brands, Inc	114,709
16,472	*	Aegion Corp	302,591
85,519	*	Axon Enterprise, Inc	14,038,799
46,198		Barnes Group, Inc	2,220,738
419	*	Beacon Roofing Supply, Inc	16,664
145,855	*	Bloom Energy Corp	5,091,798
17,565		Carlisle Cos, Inc	2,545,696
186,879		Caterpillar, Inc	34,168,956
41,474		Cubic Corp	2,537,379
35,835		Cummins, Inc	8,400,441
74,317		Curtiss-Wright Corp	7,713,361
99,550		Deere & Co	28,750,040
171,470		Eaton Corp	20,182,019
1,365		EMCOR Group, Inc	120,530
119,034		Fastenal Co	5,426,760
99,730		Fortive Corp	6,590,158
300		GATX Corp	27,840
245		Granite Construction, Inc	7,255
11,668	*	Herc Holdings, Inc	746,519
143,741		Hexcel Corp	6,275,732
1,801		IDEX Corp	335,328
160,575		Illinois Tool Works, Inc	31,185,271
317,614		Johnson Controls International plc	15,823,530
171,085		Masco Corp	9,291,626
92,806	*	Mercury Systems, Inc	6,594,794
23,535		Moog, Inc (Class A)	1,738,530
3,829	*	MYR Group, Inc	212,931
6,412		Owens Corning, Inc	497,571
59,731		PACCAR, Inc	5,448,662
47,521		Parker-Hannifin Corp	12,574,532
165,839	*	Plug Power, Inc	10,476,050
45

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

37,955		Rockwell Automation, Inc	$9,432,956
36,980		Roper Technologies Inc	14,529,812
3,916		Rush Enterprises, Inc (Class A)	164,433
9,292		Snap-On, Inc	1,672,467
11,029		Stanley Black & Decker, Inc	1,913,421
37,441	*	Teledyne Technologies, Inc	13,366,811
69,059		Trane Technologies plc	9,899,608
19,636	*	Trimas Corp	621,479
30,230	*	United Rentals, Inc	7,346,192
20,461	*	Vectrus, Inc	1,051,695
13,236		W.W. Grainger, Inc	4,823,066
1,174		Wabash National Corp	18,725
4,192	*	WESCO International, Inc	319,053
36,655		Woodward Inc	4,103,527
36,530		Xylem, Inc	3,528,433
		TOTAL CAPITAL GOODS	349,725,022

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
540		ABM Industries, Inc	19,840
9,872		ACCO Brands Corp	79,864
970	*	ASGN Inc	80,423
15,838		Cintas Corp	5,038,385
140,578	*	Copart, Inc	15,428,436
650		Covanta Holding Corp	9,198
11,966	*	FTI Consulting, Inc	1,315,901
4,282		Heidrick & Struggles International, Inc	124,863
8,866	*	Huron Consulting Group, Inc	469,543
4,156		ICF International, Inc	320,552
262,982		IHS Markit Ltd	22,900,473
39,570		Kelly Services, Inc (Class A)	772,406
5,758		Kimball International, Inc (Class B)	69,614
590		Knoll, Inc	8,826
19,611		Resources Connection, Inc	226,311
52,605		Robert Half International, Inc	3,550,838
1,210		Steelcase, Inc (Class A)	15,645
120,100		TransUnion	10,453,504
2,825	*	TriNet Group, Inc	209,361
14,026		Verisk Analytics, Inc	2,573,771
34,600		Viad Corp	1,193,700
145,676		Waste Management, Inc	16,216,652
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,078,106

CONSUMER DURABLES & APPAREL - 1.5%
13,930		Callaway Golf Co	388,508
396		Columbia Sportswear Co	34,634
48,547		DR Horton, Inc	3,728,410
41,286		Ethan Allen Interiors, Inc	976,414
6,860		Garmin Ltd	787,940
26,976	*,e	GoPro, Inc	241,435
9,306	*	Green Brick Partners, Inc	185,189
258		Hasbro, Inc	24,205
23,776	*,e	iRobot Corp	2,855,498
39,735		Lennar Corp (Class A)	3,303,965
27,336	*	Lululemon Athletica, Inc	8,984,796
17,259	*	Mohawk Industries, Inc	2,478,392
5,483		Newell Brands Inc	131,702
46

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

417,432		Nike, Inc (Class B)	$55,764,741
2,134	*	NVR, Inc	9,488,788
1,614		PVH Corp	137,610
136,133	*	Sonos, Inc	3,559,878
57,495		VF Corp	4,419,641
		TOTAL CONSUMER DURABLES & APPAREL	97,491,746

CONSUMER SERVICES - 2.4%
26,652	*	American Public Education, Inc	767,045
33,683	*	Bright Horizons Family Solutions	5,118,806
27,978		Carriage Services, Inc	926,631
10,283	*	Chipotle Mexican Grill, Inc (Class A)	15,218,840
42,424		Darden Restaurants, Inc	4,958,941
79,641	*	Dave & Buster’s Entertainment, Inc	2,709,387
320		Dine Brands Global Inc.	22,003
24,042		Domino’s Pizza, Inc	8,913,812
36,071	*	El Pollo Loco Holdings, Inc	734,045
12,999	*	frontdoor, Inc	715,465
7,258		Graham Holdings Co	4,123,342
237,102		Hilton Worldwide Holdings, Inc	24,039,772
17,475		Marriott Vacations Worldwide Corp	2,145,231
28,107	*	Planet Fitness, Inc	2,023,704
214,045		Royal Caribbean Cruises Ltd	13,912,925
79,942		Service Corp International	4,031,475
3,259	*	Shake Shack, Inc	369,636
73,527		Six Flags Entertainment Corp	2,514,623
477,754		Starbucks Corp	46,251,365
87,949	*	Terminix Global Holdings, Inc	4,193,408
19,207		Vail Resorts, Inc	5,108,294
74,915		Wendy’s	1,528,266
23,431	*	WW International Inc	622,327
		TOTAL CONSUMER SERVICES	150,949,343

DIVERSIFIED FINANCIALS - 5.9%
178,603		Ally Financial, Inc	6,758,338
360,260		American Express Co	41,883,828
502,214		Bank of New York Mellon Corp	20,003,184
60,682		BlackRock, Inc	42,553,859
616,865		Charles Schwab Corp	31,793,222
127,359		CME Group, Inc	23,146,225
280		Cohen & Steers, Inc	18,340
358,261		Discover Financial Services	29,929,124
8,872		Factset Research Systems, Inc	2,682,360
93,919		Franklin Resources, Inc	2,469,130
9,333	*	Green Dot Corp	468,797
350,309		Intercontinental Exchange Group, Inc	38,656,598
36,329		Invesco Ltd	748,014
18,792		MarketAxess Holdings, Inc	10,161,962
66,740		Moody’s Corp	17,770,192
635,766		Morgan Stanley	42,628,110
22,879		Nasdaq Inc	3,094,842
14,006	*,†	NewStar Financial, Inc	3,382
119,931		Northern Trust Corp	10,696,646
5,668	*	PRA Group, Inc	186,874
2,432		PROG Holdings, Inc	114,742
107,469		S&P Global, Inc	34,067,673
47

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

123,600		State Street Corp	$8,652,000
27,351		T Rowe Price Group, Inc	4,279,884
25,591		Voya Financial, Inc	1,419,277
		TOTAL DIVERSIFIED FINANCIALS	374,186,603

ENERGY - 2.3%
365,578		Antero Midstream Corp	2,961,182
168,015		Apache Corp	2,399,254
255,419		Baker Hughes Co	5,131,368
2,812	*	ChampionX Corp	42,996
131,742	*	Cheniere Energy, Inc	8,343,221
501,595		Chevron Corp	42,735,894
12,907		Cimarex Energy Co	544,417
473,573		ConocoPhillips	18,957,127
2,207		Delek US Holdings, Inc	41,403
211,025		EQT Corp	3,441,818
244,595	*	Helix Energy Solutions Group, Inc	1,007,731
96,629		Hess Corp	5,216,034
950,369		Kinder Morgan, Inc	13,381,196
681,982		Kosmos Energy Ltd	1,514,000
1,400,276		Marathon Oil Corp	10,137,998
4,184	*	Nov, Inc	51,798
12,097	*	Oceaneering International, Inc	102,220
19,522		ONEOK, Inc	777,561
496,614		Schlumberger Ltd	11,029,797
101,258	*	Select Energy Services, Inc	508,315
744,346	*	Southwestern Energy Co	2,806,184
201,345		Valero Energy Corp	11,361,898
		TOTAL ENERGY	142,493,412

FOOD & STAPLES RETAILING - 0.7%
191,931	*	BJ’s Wholesale Club Holdings, Inc	8,074,537
53,353		Casey’s General Stores, Inc	10,002,620
53,344	*	Chefs’ Warehouse Holdings, Inc	1,455,758
47,513	*	Performance Food Group Co	2,227,409
37,095		Pricesmart, Inc	3,482,479
59,184		SpartanNash Co	1,096,088
201,369	*	Sprouts Farmers Market, Inc	4,561,008
92,192	*	United Natural Foods, Inc	2,496,559
249,841	*	US Foods Holding Corp	7,742,573
		TOTAL FOOD & STAPLES RETAILING	41,139,031

FOOD, BEVERAGE & TOBACCO - 2.6%
47,253	*	Beyond Meat, Inc	8,414,814
75,680		Campbell Soup Co	3,640,965
1,091,109		Coca-Cola Co	52,536,899
13,309	*	Darling International, Inc	825,291
52,427		Fresh Del Monte Produce, Inc	1,282,889
366,471		General Mills, Inc	21,291,965
3,800	*	Hain Celestial Group, Inc	158,023
206,505		Hormel Foods Corp	9,676,824
130,364		Kellogg Co	7,683,654
70,056		McCormick & Co, Inc	6,272,814
402,532		PepsiCo, Inc	54,973,795
6,553	*	TreeHouse Foods, Inc	276,733
		TOTAL FOOD, BEVERAGE & TOBACCO	167,034,666
48

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
36,512	*	Abiomed, Inc	$12,715,304
40,357	*,e	Accelerate Diagnostics, Inc	414,063
42,465	*	Align Technology, Inc	22,310,262
255,113	*	Allscripts Healthcare Solutions, Inc	4,209,364
59,123	*	Angiodynamics, Inc	1,107,965
198,633	*	Antares Pharma, Inc	870,013
13,330	*	AtriCure, Inc	776,206
983	*,e	Axonics Modulation Technologies, Inc	50,821
42,429		Becton Dickinson & Co	11,107,488
1,171	*	BioTelemetry, Inc	83,680
18,940		Cardinal Health, Inc	1,017,646
408,000	*	Centene Corp	24,602,400
305,608		Cerner Corp	24,482,257
238,681	*	Cerus Corp	1,572,908
168,908		Cigna Corp	36,661,481
19,097		Computer Programs & Systems, Inc	587,806
34,556		Cooper Cos, Inc	12,579,766
86,367	*	Covetrus, Inc	2,942,524
349,817		CVS Health Corp	25,064,388
174,825		Dentsply Sirona, Inc	9,351,389
47,832	*	DexCom, Inc	17,929,825
356,778	*	Edwards Lifesciences Corp	29,462,727
141,106	*	Envista Holdings Corp	5,014,907
38,127	*	GenMark Diagnostics, Inc	526,534
12,520	*	Glaukos Corp	1,110,399
11,862	*	Globus Medical, Inc	731,767
10,134	*	Guardant Health, Inc	1,575,837
5,238	*	Haemonetics Corp	598,651
105,672		HCA Healthcare, Inc	17,169,587
55,315	*	Health Catalyst, Inc	2,748,049
22,037	*	Henry Schein, Inc	1,451,136
5,398	*	Heska Corp	903,409
92,217	*	Hologic, Inc	7,352,461
88,343		Humana, Inc	33,845,087
49,662	*	IDEXX Laboratories, Inc	23,772,206
7,998	*	Inogen, Inc	391,342
18,829	*	Integer Holding Corp	1,389,580
18,561	*	Intersect ENT, Inc	417,066
37,957	*	Laboratory Corp of America Holdings	8,688,737
25,670		LeMaitre Vascular, Inc	1,233,700
7,921	*	LivaNova plc	498,231
1,635	*	Magellan Health Services, Inc	153,657
12,655	*	Meridian Bioscience, Inc	279,675
57,619	*	Merit Medical Systems, Inc	3,120,069
2,365	*	ModivCare, Inc	375,018
94,024	*	NextGen Healthcare, Inc	1,859,795
36,544	*	Omnicell, Inc	4,304,883
51,150	*	OraSure Technologies, Inc	779,014
30,909	*	Orthofix Medical Inc	1,249,033
13,076	*	Penumbra, Inc	3,414,013
1,887		Premier, Inc	63,913
22,904		Quest Diagnostics, Inc	2,958,052
60,260	*	Quidel Corp	15,123,452
68,280		Resmed, Inc	13,763,200
49

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

41,276	*	Staar Surgical Co	$4,234,092
27,192		STERIS plc	5,087,895
27,194	*	Tactile Systems Technology, Inc	1,483,433
14,310	*	Tandem Diabetes Care, Inc	1,325,821
86,043	*,e	Teladoc, Inc	22,700,725
14,585	*	Triple-S Management Corp (Class B)	341,727
31,883	*	Varian Medical Systems, Inc	5,597,698
52,629	*	Vocera Communications, Inc	2,313,045
37,317		West Pharmaceutical Services, Inc	11,176,068
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	451,023,247

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
71,778		Clorox Co	15,034,620
260,833		Colgate-Palmolive Co	20,344,974
67,985		Estee Lauder Cos (Class A)	16,088,650
54,856		Kimberly-Clark Corp	7,246,478
619,963		Procter & Gamble Co	79,485,456
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	138,200,178

INSURANCE - 2.6%
275,241		Aflac, Inc	12,435,388
96,775		Allstate Corp	10,372,344
63,527		Aon plc	12,902,334
198,853		Chubb Ltd	28,966,917
1,444	*	eHealth, Inc	69,095
249,166	*	Genworth Financial, Inc (Class A)	707,631
73,799		Lincoln National Corp	3,357,117
178,033		Loews Corp	8,063,115
237,157		Marsh & McLennan Cos, Inc	26,065,926
245,742		Progressive Corp	21,426,245
268,139		Prudential Financial, Inc	20,989,921
128,444		Travelers Cos, Inc	17,506,917
366		White Mountains Insurance Group Ltd	373,320
12,115		Willis Towers Watson plc	2,458,618
		TOTAL INSURANCE	165,694,888

MATERIALS - 2.9%
15,724		Amcor plc	172,021
10,332		Aptargroup, Inc	1,373,846
203,433		Ball Corp	17,906,173
78,491	*	Century Aluminum Co	765,287
1,709		Compass Minerals International, Inc	99,566
441,519	e	DuPont de Nemours, Inc	35,078,685
140,693		Ecolab, Inc	28,773,125
945		H.B. Fuller Co	48,091
13,047	e	International Flavors & Fragrances, Inc	1,466,222
202,293		Linde plc	49,642,702
15,280		Martin Marietta Materials, Inc	4,391,625
121,472		Mosaic Co	3,153,413
417,007		Newmont Goldcorp Corp	24,853,617
127,761		Nucor Corp	6,225,794
19,087		PPG Industries, Inc	2,571,210
2,337		Reliance Steel & Aluminum Co	271,279
4,126		Schnitzer Steel Industries, Inc (Class A)	121,799
145,000	*	Summit Materials, Inc	2,976,850
21,681		Trinseo S.A.	1,102,045
50

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,495	*	US Concrete, Inc	$1,173,464
		TOTAL MATERIALS	182,166,814

MEDIA & ENTERTAINMENT - 8.1%
446,292		Activision Blizzard, Inc	40,612,572
58,199	*	Alphabet, Inc (Class A)	106,350,525
56,656	*	Alphabet, Inc (Class C)	104,005,685
2,875		Cable One, Inc	5,750,000
21,905	*	Cardlytics, Inc	2,678,324
183,270	e	Cinemark Holdings, Inc	3,709,385
280,533	*,e	Discovery, Inc (Class A)	11,619,677
475,103	*	Discovery, Inc (Class C)	16,642,858
155,882		Electronic Arts, Inc	22,322,302
155,166	*	Gray Television, Inc	2,645,580
103,389	*	iHeartMedia, Inc	1,503,276
84,829	*	Imax Corp	1,603,268
104,365		Interpublic Group of Cos, Inc	2,512,066
48,734		John Wiley & Sons, Inc (Class A)	2,222,758
19,147	*	Liberty Broadband Corp (Class A)	2,779,570
170,308	*	Liberty Broadband Corp (Class C)	24,873,483
223,677	*	Live Nation, Inc	14,863,337
17,298	*	Madison Square Garden Co	2,800,373
58,591		New York Times Co (Class A)	2,905,528
200,000		Nuveen ESG Large-Cap ETF	6,988,000
294,588		Omnicom Group, Inc	18,376,399
499,407	*	Pinterest, Inc	34,214,374
38,431		Scholastic Corp	990,367
79,157		Sinclair Broadcast Group, Inc (Class A)	2,494,237
2,058,500	e	Sirius XM Holdings, Inc	12,886,210
77,379	*	Take-Two Interactive Software, Inc	15,510,621
8,077		TEGNA, Inc	129,474
179,898	*	TripAdvisor, Inc	5,571,441
469,482	*	Twitter, Inc	23,722,925
39,121		World Wrestling Entertainment, Inc (Class A)	2,203,686
1,539,472	*	Zynga, Inc	15,256,168
		TOTAL MEDIA & ENTERTAINMENT	510,744,469

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
387,840		AbbVie, Inc	39,745,843
54,132	*	Acadia Pharmaceuticals, Inc	2,601,043
72,985	*	Aerie Pharmaceuticals, Inc	1,254,612
150,551		Agilent Technologies, Inc	18,091,714
46,854	*	Agios Pharmaceuticals, Inc	2,200,732
180,747		Amgen, Inc	43,637,748
19,093	*	AnaptysBio, Inc	494,891
39,118	*	Assembly Biosciences, Inc	218,278
68,699	*	Atara Biotherapeutics, Inc	1,268,184
7,618	*	Avrobio, Inc	109,014
2,503	*	Axsome Therapeutics, Inc	170,429
253,324	*	BioCryst Pharmaceuticals, Inc	2,158,320
59,313	*	Biogen, Inc	16,762,447
47,040	*	BioMarin Pharmaceutical, Inc	3,893,971
53,151	*	Bluebird Bio, Inc	2,367,877
694,911		Bristol-Myers Squibb Co	42,688,383
54,314	*	Collegium Pharmaceutical, Inc	1,311,140
263,904		Eli Lilly & Co	54,884,115
51

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,990	*,e	Esperion Thereapeutics, Inc	$157,135
34,362	*,e	Flexion Therapeutics, Inc	418,186
369,794		Gilead Sciences, Inc	24,258,486
32,627	*	Halozyme Therapeutics, Inc	1,552,719
13,651	*	Illumina, Inc	5,821,332
32,728	*	Insmed, Inc	1,230,246
91,116	*	Intra-Cellular Therapies, Inc	2,929,379
56,297	*	IQVIA Holdings, Inc	10,009,607
27,862	*	Jazz Pharmaceuticals plc	4,332,541
67,163	*	Karyopharm Therapeutics, Inc	1,022,892
32,897	*	MacroGenics, Inc	672,415
688,678		Merck & Co, Inc	53,076,413
5,838	*	Mettler-Toledo International, Inc	6,819,368
2,895	*	Mirati Therapeutics, Inc	594,430
5,398	*,e	Novavax, Inc	1,192,634
365,030	*,e	Opko Health, Inc	1,974,812
42,303		Perrigo Co plc	1,806,338
66,120	*	Prothena Corp plc	741,205
9,835	*	Regeneron Pharmaceuticals, Inc	4,955,266
14,849	*	Repligen Corp	2,969,800
74,418	*	Revance Therapeutics, Inc	1,893,194
5,837	*	Sage Therapeutics, Inc	470,754
87,463	*	Sangamo Therapeutics Inc	1,194,745
382,901	*,e	TherapeuticsMD, Inc	631,787
101,827		Thermo Fisher Scientific, Inc	51,901,222
5,640	*	Tricida, Inc	37,111
28,275	*	Ultragenyx Pharmaceutical, Inc	3,918,632
138,897	*	Vertex Pharmaceuticals, Inc	31,818,525
18,425	*	Waters Corp	4,876,545
47,090	*,e	ZIOPHARM Oncology, Inc	174,704
230,091		Zoetis, Inc	35,491,537
14,602	*	Zogenix, Inc	276,854
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	493,079,555

REAL ESTATE - 3.1%
48,860		Alexandria Real Estate Equities, Inc	8,164,995
159,263		American Tower Corp	36,210,036
5,584		Americold Realty Trust	194,937
72,632		Boston Properties, Inc	6,629,123
54,010		Brixmor Property Group, Inc	914,389
27,618		CatchMark Timber Trust, Inc	251,876
84,154	*	CBRE Group, Inc	5,131,711
7,957		Coresite Realty	1,069,739
23,373		Cousins Properties, Inc	737,184
31,197		CyrusOne, Inc	2,275,821
309,873	*	DiamondRock Hospitality Co	2,540,959
8,358		Douglas Emmett, Inc	231,600
19,598		Easterly Government Properties, Inc	430,176
36,148		Equinix, Inc	26,748,074
33,420		First Industrial Realty Trust, Inc	1,358,189
52,368		Franklin Street Properties Corp	215,233
204,267		Healthpeak Properties Inc	6,056,517
296,126		Host Hotels and Resorts, Inc	4,012,507
32,022	*	Howard Hughes Corp	2,759,336
24,076		Hudson Pacific Properties	564,341
27,253		iStar Inc	413,701
52

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,945	*	Jones Lang LaSalle, Inc	$869,218
4,739		Kilroy Realty Corp	268,370
88,542		Kimco Realty Corp	1,461,828
243,312		Macerich Co	3,819,998
4,166		Paramount Group, Inc	37,036
412,858		Park Hotels & Resorts, Inc	6,886,471
540		Piedmont Office Realty Trust, Inc	8,305
349,941		Prologis, Inc	36,113,911
4,690		QTS Realty Trust, Inc	305,319
59,974	*	Realogy Holdings Corp	851,631
15,022		Regency Centers Corp	708,738
33,735		RLJ Lodging Trust	435,519
2,009		RMR Group, Inc	74,092
50,222		SBA Communications Corp	13,493,145
30,349		UDR, Inc	1,166,919
63,246		Ventas, Inc	2,913,743
297		Washington REIT	6,516
177,561		Welltower, Inc	10,760,197
238,457		Weyerhaeuser Co	7,437,474
58,638		Xenia Hotels & Resorts, Inc	848,492
		TOTAL REAL ESTATE	195,377,366

RETAILING - 5.4%
42,656	*	1-800-FLOWERS.COM, Inc (Class A)	1,310,819
1,216	*	Aaron’s Co, Inc	20,599
15,656		Advance Auto Parts, Inc	2,334,936
20,438	*	Booking Holdings, Inc	39,738,217
250		Buckle, Inc	9,830
1,601	*	CarMax, Inc	188,566
110,482		Designer Brands, Inc	1,353,404
19,185	*	Dollar Tree, Inc	1,950,347
669,526		eBay, Inc	37,834,914
242,982		Expedia Group, Inc	30,154,066
6,360	*	Five Below, Inc	1,117,643
20,838	*	Gap, Inc	421,969
24,775	*	Genesco, Inc	961,518
41,091	*	Groupon, Inc	1,404,079
29,239	*	Hibbett Sports, Inc	1,650,542
257,453		Home Depot, Inc	69,723,421
17,745	*	Lands’ End, Inc	489,939
77,025	*	LKQ Corp	2,702,807
212,649		Lowe’s Companies, Inc	35,480,486
424,516	*,e	Macy’s, Inc	6,384,721
35,671	*	MarineMax, Inc	1,492,118
397		Pool Corp	140,609
147,288	*	Quotient Technology, Inc	1,304,972
106,917	*	RealReal, Inc	2,531,795
44,159		Ross Stores, Inc	4,914,455
5,448	*	Sally Beauty Holdings, Inc	82,265
16,066		Shoe Carnival, Inc	754,941
201,938		Target Corp	36,585,107
318,134		TJX Companies, Inc	20,373,301
15,754		Tractor Supply Co	2,232,972
110,844	*	Wayfair, Inc	30,185,038
28,742		Williams-Sonoma, Inc	3,705,419
860		Winmark Corp	146,742
53

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

18,394	*	Zumiez, Inc	$792,414
		TOTAL RETAILING	340,474,971

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
352,557		Applied Materials, Inc	34,085,211
22,180	*	Cirrus Logic, Inc	2,078,044
27,359	*	Cree, Inc	2,765,448
75,276	*	First Solar, Inc	7,463,615
1,224,872		Intel Corp	67,992,645
56,941		Lam Research Corp	27,556,597
155,501		NVIDIA Corp	80,796,765
18,585	*	Silicon Laboratories, Inc	2,437,794
337,042		Texas Instruments, Inc	55,844,489
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	281,020,608

SOFTWARE & SERVICES - 13.8%
221,682		Accenture plc	53,629,309
140,281	*	Adobe, Inc	64,356,714
8,239	*	Anaplan, Inc	549,541
21,767	*	Aspen Technology, Inc	2,914,601
136,139	*	Autodesk, Inc	37,769,043
154,389		Automatic Data Processing, Inc	25,492,712
147,482	*	Avaya Holdings Corp	3,280,000
50,952	*	Benefitfocus, Inc	626,710
11,196	*	Bill.Com Holdings, Inc	1,364,568
86,552	*	Blackline, Inc	11,218,870
7,095	*,h	BM Technologies, Inc	102,736
133,543	*	Cadence Design Systems, Inc	17,412,672
31,906	*	ChannelAdvisor Corp	654,073
27,122	*	Concentrix Corp	2,899,884
296,557	*	Conduent, Inc	1,429,405
55,469		CSG Systems International, Inc	2,390,159
437,308		DXC Technology Co	12,332,086
38,717	*	Elastic NV	5,883,435
57,024	*	ExlService Holdings, Inc	4,372,600
107,101	*	Five9, Inc	17,805,541
182		InterDigital, Inc	11,686
388,803		International Business Machines Corp	46,310,325
113,870		Intuit, Inc	41,133,260
216,899	*	Limelight Networks, Inc	987,975
17,107	*	Liveperson, Inc	1,083,899
1,367,259	d	Microsoft Corp	317,149,398
87,517	*	New Relic, Inc	6,579,528
123,295	*	Nutanix, Inc	3,762,963
104,832	*	Okta, Inc	27,152,536
5,290	*	OneSpan, Inc	123,363
27,817	*	Paylocity Holding Corp	5,214,575
54,901	*	Perficient, Inc	2,998,144
21,141	*	Qualys, Inc	2,927,394
28,640	*	Rapid7, Inc	2,486,525
475,652		Sabre Corp	5,127,529
279,296	*	salesforce.com, Inc	62,998,006
100,455		Science Applications International Corp	9,646,694
34,748	*	Smartsheet, Inc	2,423,326
61,226	*	SPS Commerce, Inc	6,054,639
110,299	*	SVMK, Inc	2,780,638
54

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

67,259	*	Sykes Enterprises, Inc	$2,595,525
58,543	*	Teradata Corp	1,574,807
29,975		TTEC Holdings, Inc	2,265,510
47,472	*	Virtusa Corp	2,423,446
134,149	*	VMware, Inc (Class A)	18,492,440
74,003	*	WEX, Inc	13,956,966
66,646	*	Workday, Inc	15,163,964
9,332	*	Workiva, Inc	909,590
		TOTAL SOFTWARE & SERVICES	870,819,310

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
2,880,741		Apple, Inc	380,142,582
1,070		Belden CDT, Inc	50,547
3,739		Benchmark Electronics, Inc	94,709
131,980	*	Ciena Corp	7,046,412
1,189,490		Cisco Systems, Inc	53,027,464
2,876		Cognex Corp	236,206
34,326		CTS Corp	1,046,943
64,924		Dolby Laboratories, Inc (Class A)	5,715,260
1,447	*	Fabrinet	114,226
1,520,006		Hewlett Packard Enterprise Co	18,756,874
171,708		HP, Inc	4,179,373
11,733	*	Insight Enterprises, Inc	892,881
3,493	*	Itron, Inc	300,468
50,404	*	Keysight Technologies, Inc	7,136,702
17,293	*	Kimball Electronics, Inc	331,507
14,814	*	Lumentum Holdings, Inc	1,389,553
6,814		Methode Electronics, Inc	257,229
3,474		Motorola Solutions, Inc	582,069
3,344	*	Novanta, Inc	417,732
500	*	OSI Systems, Inc	45,010
55,453	*	Ribbon Communications, Inc	405,361
11,038	*	Rogers Corp	1,722,701
27,122		Synnex Corp	2,213,698
38,152	*	Trimble Inc	2,514,598
46,715	*	TTM Technologies, Inc	626,448
73,134		Vishay Intertechnology, Inc	1,576,038
13,798	*	Zebra Technologies Corp (Class A)	5,351,278
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	496,173,869

TELECOMMUNICATION SERVICES - 1.6%
72,710	*	Boingo Wireless, Inc	839,073
167,393	*	Iridium Communications, Inc	8,247,453
210,036	*	T-Mobile US, Inc	26,481,339
1,148,820		Verizon Communications, Inc	62,897,895
		TOTAL TELECOMMUNICATION SERVICES	98,465,760

TRANSPORTATION - 2.2%
43,563		ArcBest Corp	2,019,145
26,629	*	Avis Budget Group, Inc	1,100,843
55,101		CH Robinson Worldwide, Inc	4,714,442
382,556		CSX Corp	32,806,090
775,300		Delta Air Lines, Inc	29,430,388
45,853	*	Echo Global Logistics, Inc	1,207,310
8		Expeditors International of Washington, Inc	716
5,175		Kansas City Southern	1,048,817
55

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

180		Landstar System, Inc			$25,092
113,436		Norfolk Southern Corp			26,841,226
1,373		Old Dominion Freight Line			266,362
9		Ryder System, Inc			563
271,656		United Parcel Service, Inc (Class B)			42,106,680
		TOTAL TRANSPORTATION			141,567,674

UTILITIES - 2.5%
276,600		American Electric Power Co, Inc			22,379,706
31,187		American Water Works Co, Inc			4,959,357
126,378		Centerpoint Energy, Inc			2,665,312
10,650		CMS Energy Corp			605,772
187,145		Consolidated Edison, Inc			13,246,123
187,480		Dominion Energy, Inc			13,665,417
19,802		DTE Energy Co			2,350,893
134,706		Eversource Energy			11,786,775
290		Ormat Technologies, Inc			33,106
206,735		Public Service Enterprise Group, Inc			11,666,056
163,123		Sempra Energy			20,188,103
6,282		South Jersey Industries, Inc			145,114
499,130		Southern Co			29,408,740
18,122	*	Sunnova Energy International, Inc			794,650
30,558		UGI Corp			1,099,782
112,385		WEC Energy Group, Inc			9,991,027
180,121		Xcel Energy, Inc			11,525,943
		TOTAL UTILITIES			156,511,876

		TOTAL COMMON STOCKS			6,225,552,188
		(Cost $3,880,680,602)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.0%

GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000		Federal Home Loan Bank (FHLB)	0.085%	04/08/21	9,998,717
		TOTAL GOVERNMENT AGENCY DEBT			9,998,717

REPURCHASE AGREEMENT - 0.4%
24,070,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	24,070,000
		TOTAL REPURCHASE AGREEMENT			24,070,000

TREASURY DEBT - 1.0%
15,600,000		United States Treasury Bill	0.092	02/02/21	15,599,989
31,712,000		United States Treasury Bill	0.040-0.068	02/04/21	31,711,898
15,000,000		United States Treasury Bill	0.071	03/04/21	14,999,354
		TOTAL TREASURY DEBT			62,311,241
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
31,179,346	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060%	$31,179,346
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		31,179,346

		TOTAL SHORT-TERM INVESTMENTS		127,559,304
		(Cost $127,558,697)
		TOTAL INVESTMENTS - 100.4%		6,353,111,492
		(Cost $4,008,239,299)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%		(26,395,463)
		NET ASSETS - 100.0%		$6,326,716,029

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,449,167.
h	All or a portion of these securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $24,070,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $24,551,492.

Futures contracts outstanding as of January 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	511	03/19/21	$ 96,069,759	$ 94,667,860	$ (1,401,899)
57

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AUTOMOBILES & COMPONENTS - 2.0%
8,582	*	American Axle & Manufacturing Holdings, Inc	$75,608
3,153	*	Tenneco, Inc	31,845
14,774	*	Tesla, Inc	11,723,612
		TOTAL AUTOMOBILES & COMPONENTS	11,831,065

BANKS - 2.7%
1,105		Amalgamated Bank	16,199
1,874	*	Amerant Bancorp Inc	26,723
5,989		Berkshire Hills Bancorp, Inc	99,298
3,941		Brookline Bancorp, Inc	49,617
3,200		Bryn Mawr Bank Corp	99,456
339		Camden National Corp	12,729
1,460		CBTX, Inc	38,427
49,591		Citizens Financial Group, Inc	1,807,096
3,253		Comerica, Inc	186,072
2,370	*	Customers Bancorp, Inc	52,661
2,710	*	Dime Community Bancshares, Inc	66,205
129		Federal Agricultural Mortgage Corp (Class C)	9,804
119		First Commonwealth Financial Corp	1,396
5,530		First Republic Bank	801,795
4,571		Great Western Bancorp, Inc	109,704
414		HomeStreet, Inc	15,070
16,834		Huntington Bancshares, Inc	222,630
11,424		Investors Bancorp, Inc	131,490
3,981		Kearny Financial Corp	41,203
1,103		Keycorp	18,597
262		Live Oak Bancshares, Inc	10,449
9,075		M&T Bank Corp	1,202,165
940		MGIC Investment Corp	11,017
1,482		National Bank Holdings Corp	49,306
22,902		New York Community Bancorp, Inc	239,555
26,507		PNC Financial Services Group, Inc	3,804,285
1,527		Premier Financial Corp	42,389
2,454		QCR Holdings, Inc	95,166
65,064		Regions Financial Corp	1,106,739
2,387	*	SVB Financial Group	1,044,981
6,131	*	Texas Capital Bancshares, Inc	369,209
3,574	*	Tristate Capital Holdings, Inc	65,583
79,591		Truist Financial Corp	3,818,776
1,445		Univest Financial Corp	32,440
3,256		WesBanco, Inc	94,424
5,184		Zions Bancorporation	228,822
		TOTAL BANKS	16,021,478

CAPITAL GOODS - 5.9%
21,820		3M Co	3,832,901
58

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,505	*	Aegion Corp	$46,017
9,282	*	Axon Enterprise, Inc	1,523,733
13,622	*	Bloom Energy Corp	475,544
430		Carlisle Cos, Inc	62,320
22,806		Caterpillar, Inc	4,169,849
2,596		Cubic Corp	158,823
6,919		Curtiss-Wright Corp	718,123
12,676		Deere & Co	3,660,829
25,610		Eaton Corp	3,014,297
271		EMCOR Group, Inc	23,929
28,654		Fastenal Co	1,306,336
18,048		Fortive Corp	1,192,612
3,873		Granite Construction, Inc	114,680
10,161		Hexcel Corp	443,629
15,647		Illinois Tool Works, Inc	3,038,804
32,510		Johnson Controls International plc	1,619,648
8,920	*	Mercury Systems, Inc	633,855
1,616		Moog, Inc (Class A)	119,374
3,920		Owens Corning, Inc	304,192
4,301		Parker-Hannifin Corp	1,138,088
23,795	*	Plug Power, Inc	1,503,130
5,962		Quanta Services, Inc	420,142
4,893		Raven Industries, Inc	157,897
1,214		Rockwell Automation, Inc	301,715
2,252		Roper Technologies Inc	884,833
1,574		Stanley Black & Decker, Inc	273,073
4,420	*	Teledyne Technologies, Inc	1,577,984
2,387		Trane Technologies plc	342,177
1,593	*	United Rentals, Inc	387,115
1,821	*	Vectrus, Inc	93,599
537		W.W. Grainger, Inc	195,678
143	*	WESCO International, Inc	10,884
3,439		Woodward Inc	384,996
1,778		Xylem, Inc	171,737
		TOTAL CAPITAL GOODS	34,302,543

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
6,190		ACCO Brands Corp	50,077
6,861		Cintas Corp	2,182,621
30,056	*	Copart, Inc	3,298,646
1,243		Heidrick & Struggles International, Inc	36,246
278		ICF International, Inc	21,442
15,579		IHS Markit Ltd	1,356,619
162		Insperity, Inc	12,715
4,819		Interface, Inc	48,383
5,463		Kelly Services, Inc (Class A)	106,638
7		Kforce, Inc	299
2,978		Kimball International, Inc (Class B)	36,004
4,140		Knoll, Inc	61,935
2,521		Resources Connection, Inc	29,092
1,902	*	SP Plus Corp	55,158
5,558		TransUnion	483,768
1,943	*	TrueBlue, Inc	36,120
393		Verisk Analytics, Inc	72,116
2,446		Viad Corp	84,387
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,972,266
59

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.6%
702		Garmin Ltd	$80,632
5		Hasbro, Inc	469
1,724	*,e	iRobot Corp	207,052
4,908		Lennar Corp (Class A)	408,100
6,784	*	Lululemon Athletica, Inc	2,229,765
40,612		Nike, Inc (Class B)	5,425,357
118	*	NVR, Inc	524,685
9,623	*	Sonos, Inc	251,641
4,203		VF Corp	323,085
		TOTAL CONSUMER DURABLES & APPAREL	9,450,786

CONSUMER SERVICES - 2.3%
1,192	*	American Public Education, Inc	34,306
3,091	*	Bright Horizons Family Solutions	469,739
1,115		Carriage Services, Inc	36,929
91	*	Chipotle Mexican Grill, Inc (Class A)	134,680
8,720		Darden Restaurants, Inc	1,019,281
5,630	*	Dave & Buster’s Entertainment, Inc	191,533
2,879		Domino’s Pizza, Inc	1,067,418
1,397	*	El Pollo Loco Holdings, Inc	28,429
128	*	frontdoor, Inc	7,045
333		Graham Holdings Co	189,181
25,553		Hilton Worldwide Holdings, Inc	2,590,819
26,064		Royal Caribbean Cruises Ltd	1,694,160
1,399		Service Corp International	70,551
4,968		Six Flags Entertainment Corp	169,906
46,134		Starbucks Corp	4,466,232
8,519	*	Terminix Global Holdings, Inc	406,186
2,511		Vail Resorts, Inc	667,825
191	*	WW International Inc	5,073
		TOTAL CONSUMER SERVICES	13,249,293

DIVERSIFIED FINANCIALS - 5.9%
6,499		Ally Financial, Inc	245,922
35,511		American Express Co	4,128,509
47,646		Bank of New York Mellon Corp	1,897,740
6,352		BlackRock, Inc	4,454,404
68,568		Charles Schwab Corp	3,533,995
19,549		CME Group, Inc	3,552,835
4,164		Cowen Group, Inc	104,725
21,600		Discover Financial Services	1,804,464
2,579	*	Encore Capital Group, Inc	76,596
34,784		Intercontinental Exchange Group, Inc	3,838,414
5,572		Moody’s Corp	1,483,601
61,968		Morgan Stanley	4,154,954
544	*,†	NewStar Financial, Inc	131
1,455		Northern Trust Corp	129,771
12,971		S&P Global, Inc	4,111,807
11,874		State Street Corp	831,180
1,591		T Rowe Price Group, Inc	248,960
		TOTAL DIVERSIFIED FINANCIALS	34,598,008

ENERGY - 2.1%
18,670		Archrock, Inc	165,603
60

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

107,270		Baker Hughes Co	$2,155,054
7,428		Cactus, Inc	194,614
28,536	*	ChampionX Corp	436,315
38,591	*	Cheniere Energy, Inc	2,443,968
20,285	*	Clean Energy Fuels Corp	207,516
9,940		Delek US Holdings, Inc	186,474
98,292		Devon Energy Corp	1,617,886
2,093		DMC Global, Inc	119,657
5,027	*	Dril-Quip, Inc	151,413
18,779	*	Frank’s International NV	52,206
21,912	*	Helix Energy Solutions Group, Inc	90,277
9,970		Liberty Oilfield Services, Inc	119,839
59,944	*	Nov, Inc	742,107
15,244	*	Oceaneering International, Inc	128,812
66,311		ONEOK, Inc	2,641,167
5,324	*	Renewable Energy Group, Inc	477,030
9,050	*	Select Energy Services, Inc	45,431
8,372		World Fuel Services Corp	256,100
		TOTAL ENERGY	12,231,469

FOOD & STAPLES RETAILING - 0.5%
17,173	*	BJ’s Wholesale Club Holdings, Inc	722,468
4,345	*	Chefs’ Warehouse Holdings, Inc	118,575
19,326	*	Performance Food Group Co	906,003
5,542		SpartanNash Co	102,638
18,448	*	Sprouts Farmers Market, Inc	417,847
6,704	*	United Natural Foods, Inc	181,545
24,573	*	US Foods Holding Corp	761,517
		TOTAL FOOD & STAPLES RETAILING	3,210,593

FOOD, BEVERAGE & TOBACCO - 3.2%
6,700	*	Beyond Meat, Inc	1,193,136
108,972		Coca-Cola Co	5,247,002
1,258	*	Darling International, Inc	78,009
2,570		Fresh Del Monte Produce, Inc	62,888
53,245		General Mills, Inc	3,093,534
87	*	Hain Celestial Group, Inc	3,618
38,355		Hormel Foods Corp	1,797,315
6,455		Kellogg Co	380,458
9,648		McCormick & Co, Inc	863,882
42,037		PepsiCo, Inc	5,740,993
		TOTAL FOOD, BEVERAGE & TOBACCO	18,460,835

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
2,773	*	Abiomed, Inc	965,697
126	*	Acadia Healthcare Co, Inc	6,386
3,696	*	Accelerate Diagnostics, Inc	37,921
5,929	*	Align Technology, Inc	3,114,978
8,131	*	Allscripts Healthcare Solutions, Inc	134,162
43	*	AMN Healthcare Services, Inc	3,101
2,779	*	Angiodynamics, Inc	52,078
9,859	*	Antares Pharma, Inc	43,182
9,666		Becton Dickinson & Co	2,530,462
22,631	*	Brookdale Senior Living, Inc	111,797
40,893	*	Centene Corp	2,465,848
22,079		Cerner Corp	1,768,749
61

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

10,266	*	Cerus Corp	$67,653
19,153		Cigna Corp	4,157,159
711		Computer Programs & Systems, Inc	21,885
2,215		Cooper Cos, Inc	806,349
51,678		CVS Health Corp	3,702,729
15,250		Dentsply Sirona, Inc	815,723
5,557	*	DexCom, Inc	2,083,041
31,182	*	Edwards Lifesciences Corp	2,575,010
295		Encompass Health Corp	23,718
9,467	*	Envista Holdings Corp	336,457
8,210	*	GenMark Diagnostics, Inc	113,380
517	*	Guardant Health, Inc	80,394
4,734		HCA Healthcare, Inc	769,180
3,910	*	Health Catalyst, Inc	194,249
1,150		Hill-Rom Holdings, Inc	110,446
6,341	*	Hologic, Inc	505,568
6,640		Humana, Inc	2,543,850
6,189	*	IDEXX Laboratories, Inc	2,962,551
90	*	Integer Holding Corp	6,642
3,298	*	Intersect ENT, Inc	74,106
62	*	LivaNova plc	3,900
2,340	*	NextGen Healthcare, Inc	46,285
5,147	*	Omnicell, Inc	606,317
4,963	*	OraSure Technologies, Inc	75,586
1,385	*	Orthofix Medical Inc	55,968
69	*	Penumbra, Inc	18,015
4,943	*	Quidel Corp	1,240,545
7,333	*	Quotient Ltd	44,438
586	*	RadNet, Inc	10,495
6,489		Resmed, Inc	1,307,988
2,949	*	Staar Surgical Co	302,508
368	*	Tactile Systems Technology, Inc	20,074
1,379	*	Tandem Diabetes Care, Inc	127,764
5,780	*	Teladoc, Inc	1,524,937
272	*	Tivity Health, Inc	6,134
3,682	*	Triple-S Management Corp (Class B)	86,269
2,785	*	Varian Medical Systems, Inc	488,962
3,852	*	Vocera Communications, Inc	169,295
3,424		West Pharmaceutical Services, Inc	1,025,454
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	40,345,385

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
1,263		Clorox Co	264,548
26,913		Colgate-Palmolive Co	2,099,214
13,426		Estee Lauder Cos (Class A)	3,177,263
1,875		Kimberly-Clark Corp	247,687
59,343		Procter & Gamble Co	7,608,366
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,397,078

INSURANCE - 2.9%
48,655		Aflac, Inc	2,198,233
5,460		Allstate Corp	585,203
6,011		Aon plc	1,220,834
23,041		Chubb Ltd	3,356,382
13,095	*	Genworth Financial, Inc (Class A)	37,190
39,017		Loews Corp	1,767,080
62

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

25,881		Marsh & McLennan Cos, Inc	$2,844,581
6,495		ProAssurance Corp	119,053
12,140		Progressive Corp	1,058,486
24,771		Prudential Financial, Inc	1,939,074
11,412		Travelers Cos, Inc	1,555,456
156		White Mountains Insurance Group Ltd	159,120
300		Willis Towers Watson plc	60,882
		TOTAL INSURANCE	16,901,574

MATERIALS - 2.9%
31,181		Ball Corp	2,744,552
81		Compass Minerals International, Inc	4,719
4,541		Domtar Corp	136,094
48,026		DuPont de Nemours, Inc	3,815,666
16,713		Ecolab, Inc	3,417,976
1,370		Innospec, Inc	120,272
1,497	e	International Flavors & Fragrances, Inc	168,233
1,019		Martin Marietta Materials, Inc	292,871
47,168		Mosaic Co	1,224,481
898		Myers Industries, Inc	18,005
55,783		Newmont Goldcorp Corp	3,324,667
6,517		PPG Industries, Inc	877,905
955		Reliance Steel & Aluminum Co	110,856
1,689		Schnitzer Steel Industries, Inc (Class A)	49,859
2,886		Scotts Miracle-Gro Co (Class A)	638,989
4,276		Trinseo S.A.	217,349
1,227	*	US Concrete, Inc	54,344
		TOTAL MATERIALS	17,216,838

MEDIA & ENTERTAINMENT - 8.0%
33,960		Activision Blizzard, Inc	3,090,360
5,339	*	Alphabet, Inc (Class A)	9,756,275
5,192	*	Alphabet, Inc (Class C)	9,531,162
336		Cable One, Inc	672,000
16,687		Cinemark Holdings, Inc	337,745
24,973	*	Discovery, Inc (Class A)	1,034,382
44,563	*	Discovery, Inc (Class C)	1,561,042
18,047		Electronic Arts, Inc	2,584,330
13,335	*	Gray Television, Inc	227,362
768	*	Hemisphere Media Group, Inc	8,018
9,193	*	iHeartMedia, Inc	133,666
7,724	*	Imax Corp	145,984
32,301		Interpublic Group of Cos, Inc	777,485
3,586		John Wiley & Sons, Inc (Class A)	163,557
4,125	*	Liberty Broadband Corp (Class A)	598,826
9,113	*	Liberty Broadband Corp (Class C)	1,330,954
23,654	*	Live Nation, Inc	1,571,808
2,286	*	Madison Square Garden Co	370,081
10,118		New York Times Co (Class A)	501,752
17,682		Omnicom Group, Inc	1,103,003
45,397	*	Pinterest, Inc	3,110,148
2,171		Scholastic Corp	55,947
6,895		Sinclair Broadcast Group, Inc (Class A)	217,261
190,814	e	Sirius XM Holdings, Inc	1,194,496
8,178	*	Take-Two Interactive Software, Inc	1,639,280
18,129		TEGNA, Inc	290,608
63

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

14,313	*	TripAdvisor, Inc	$443,274
68,642	*	Twitter, Inc	3,468,480
4,324	*	WideOpenWest, Inc	46,051
4,343		World Wrestling Entertainment, Inc (Class A)	244,641
64,519	*	Zynga, Inc	639,383
		TOTAL MEDIA & ENTERTAINMENT	46,849,361

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
42,168		AbbVie, Inc	4,321,377
4,202	*	Aerie Pharmaceuticals, Inc	72,232
1,340		Agilent Technologies, Inc	161,028
6,524	*	Agios Pharmaceuticals, Inc	306,432
16,172		Amgen, Inc	3,904,406
1,705	*	Assembly Biosciences, Inc	9,514
7,200	*	Atara Biotherapeutics, Inc	132,912
3,874	*	Avrobio, Inc	55,437
18,693	*	BioCryst Pharmaceuticals, Inc	159,264
5,322	*	Biogen, Inc	1,504,050
1,272	*	BioMarin Pharmaceutical, Inc	105,296
8,261	*	Bluebird Bio, Inc	368,028
80,498		Bristol-Myers Squibb Co	4,944,992
27,031		Eli Lilly & Co	5,621,637
1,573	*	Esperion Thereapeutics, Inc	49,534
2,615	*	Flexion Therapeutics, Inc	31,825
45,225		Gilead Sciences, Inc	2,966,760
1,546	*	Illumina, Inc	659,276
4,157	*	Insmed, Inc	156,262
5,648	*	Intra-Cellular Therapies, Inc	181,583
1,896	*	IQVIA Holdings, Inc	337,109
3,271	*,e	Kala Pharmaceuticals, Inc	24,304
8,497	*	Karyopharm Therapeutics, Inc	129,409
5,337	*	MacroGenics, Inc	109,088
74,175		Merck & Co, Inc	5,716,667
51,404	*,e	Opko Health, Inc	278,096
2,785	*	Prothena Corp plc	31,220
5,509	*	Radius Health, Inc	103,018
417	*	Reata Pharmaceuticals, Inc	43,197
2,210	*	Revance Therapeutics, Inc	56,222
6,238	*	Sage Therapeutics, Inc	503,095
7,138	*	Sangamo Therapeutics Inc	97,505
29,622	*	TherapeuticsMD, Inc	48,876
11,483		Thermo Fisher Scientific, Inc	5,852,885
2,551	*	Ultragenyx Pharmaceutical, Inc	353,543
13,118	*	Vertex Pharmaceuticals, Inc	3,005,072
183	*	Waters Corp	48,435
18,261		Zoetis, Inc	2,816,759
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	45,266,345

REAL ESTATE - 3.6%
2,875		Alexandria Real Estate Equities, Inc	480,441
349		American Campus Communities, Inc	14,365
19,491		American Tower Corp	4,431,474
5,091		Boston Properties, Inc	464,656
1,428	*	CBRE Group, Inc	87,080
3,538		City Office REIT, Inc	33,328
58,844		Colony Capital, Inc	291,866
64

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

37		CyrusOne, Inc	$2,699
24,207	*	DiamondRock Hospitality Co	198,497
11,972		Empire State Realty Trust, Inc	118,044
4,531		Equinix, Inc	3,352,759
8,585		Franklin Street Properties Corp	35,284
4,263		Healthpeak Properties Inc	126,398
39,784		Host Hotels and Resorts, Inc	539,073
2,503	*	Howard Hughes Corp	215,684
973		Hudson Pacific Properties	22,807
6,811		Iron Mountain, Inc	229,326
22,106	e	Macerich Co	347,064
15,635		Paramount Group, Inc	138,995
33,468		Park Hotels & Resorts, Inc	558,246
39,195		Prologis, Inc	4,044,924
1,297		Regency Centers Corp	61,193
21,708		RLJ Lodging Trust	280,250
8,969		SBA Communications Corp	2,409,701
3,687		SL Green Realty Corp	248,826
17,766		Sunstone Hotel Investors, Inc	190,096
1,117		UDR, Inc	42,949
3,285		Ventas, Inc	151,340
25,318		Welltower, Inc	1,534,271
13,732		Xenia Hotels & Resorts, Inc	198,702
		TOTAL REAL ESTATE	20,850,338

RETAILING - 5.5%
4,018	*	1-800-FLOWERS.COM, Inc (Class A)	123,473
2,119	*	Booking Holdings, Inc	4,120,035
5,095		Designer Brands, Inc	62,414
60,286		eBay, Inc	3,406,762
22,548		Expedia Group, Inc	2,798,207
797	*	GameStop Corp (Class A)	259,025
1,171	*	Genesco, Inc	45,446
2,786	*	Groupon, Inc	95,198
703	*	Hibbett Sports, Inc	39,684
25,881		Home Depot, Inc	7,009,092
519	*	Lands’ End, Inc	14,330
11	*	LKQ Corp	386
27,355		Lowe’s Companies, Inc	4,564,182
39,162	*	Macy’s, Inc	588,996
5,592	e	Nordstrom, Inc	198,236
13,828	*	Quotient Technology, Inc	122,516
9,923	*	RealReal, Inc	234,977
1,635	*	Signet Jewelers Ltd	66,414
18,879		Target Corp	3,420,308
35,913		TJX Companies, Inc	2,299,868
9,786	*	Wayfair, Inc	2,664,924
104		Winmark Corp	17,746
309	*	Zumiez, Inc	13,312
		TOTAL RETAILING	32,165,531

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
39,983		Applied Materials, Inc	3,865,556
67		Brooks Automation, Inc	5,076
1,373	*	Cree, Inc	138,783
12,862	*	First Solar, Inc	1,275,267
65

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

116,137		Intel Corp	$6,446,765
5,261		Lam Research Corp	2,546,061
14,496		NVIDIA Corp	7,531,977
1,540	*	Silicon Laboratories, Inc	202,002
31,271		Texas Instruments, Inc	5,181,292
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	27,192,779

SOFTWARE & SERVICES - 13.1%
21,426		Accenture plc	5,183,378
13,459	*	Adobe, Inc	6,174,585
10,967	*	Autodesk, Inc	3,042,575
24,585		Automatic Data Processing, Inc	4,059,475
5,540	*	Avaya Holdings Corp	123,210
2,397	*	Benefitfocus, Inc	29,483
3,627	*	Blackline, Inc	470,132
364	*,h	BM Technologies, Inc	5,271
1,366	*	Cadence Design Systems, Inc	178,113
1,156	*	ChannelAdvisor Corp	23,698
5,062	*	Concentrix Corp	541,229
25,754	*	Conduent, Inc	124,134
3,962		CSG Systems International, Inc	170,723
37,624		DXC Technology Co	1,060,997
330	*	Elastic NV	50,147
3,754	*	ExlService Holdings, Inc	287,857
4,489	*	Five9, Inc	746,296
37,751		International Business Machines Corp	4,496,522
8,996		Intuit, Inc	3,249,625
19,627	*	Limelight Networks, Inc	89,401
126,545	d	Microsoft Corp	29,353,378
6,139	*	New Relic, Inc	461,530
3,674	*	Nutanix, Inc	112,130
12,350	*	Okta, Inc	3,198,773
3,577	*	Perficient, Inc	195,340
33,623		Sabre Corp	362,456
24,981	*	salesforce.com, Inc	5,634,714
8,735		Science Applications International Corp	838,822
2,174	*	SPS Commerce, Inc	214,987
5,395	*	SVMK, Inc	136,008
4,281	*	Sykes Enterprises, Inc	165,204
9,005	*	Teradata Corp	242,234
1,948		TTEC Holdings, Inc	147,230
3,213	*	Virtusa Corp	164,024
9,518	*	VMware, Inc (Class A)	1,312,056
6,534	*	WEX, Inc	1,232,312
11,584	*	Workday, Inc	2,635,708
		TOTAL SOFTWARE & SERVICES	76,513,757

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
265,910		Apple, Inc	35,089,484
246		Badger Meter, Inc	22,561
9,562	*	Ciena Corp	510,515
122,569		Cisco Systems, Inc	5,464,126
2,290		Dolby Laboratories, Inc (Class A)	201,589
214	*	Fabrinet	16,893
194,312		Hewlett Packard Enterprise Co	2,397,810
32,284		HP, Inc	785,793
66

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

565	*	Insight Enterprises, Inc	$42,996
681	*	Keysight Technologies, Inc	96,423
3,987	*	Kimball Electronics, Inc	76,431
172	*	Lumentum Holdings, Inc	16,134
600		Methode Electronics, Inc	22,650
1,595		MTS Systems Corp	93,371
147	*	OSI Systems, Inc	13,233
644	*	Ribbon Communications, Inc	4,708
5,062		Synnex Corp	413,160
10,674	*	TTM Technologies, Inc	143,138
48		Vishay Intertechnology, Inc	1,034
2,060	*	Vishay Precision Group, Inc	65,899
557	*	Zebra Technologies Corp (Class A)	216,021
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	45,693,969

TELECOMMUNICATION SERVICES - 1.6%
5,309	*	Boingo Wireless, Inc	61,266
8,310	*	Cincinnati Bell, Inc	126,644
7,938	*	Iridium Communications, Inc	391,105
19,522	*	T-Mobile US, Inc	2,461,334
115,465		Verizon Communications, Inc	6,321,709
		TOTAL TELECOMMUNICATION SERVICES	9,362,058

TRANSPORTATION - 1.8%
3,575	*	Avis Budget Group, Inc	147,791
45,799		CSX Corp	3,927,493
5,920		Kansas City Southern	1,199,806
5,982		Macquarie Infrastructure Co LLC	166,240
1,477		Old Dominion Freight Line	286,538
2,512		Ryder System, Inc	157,226
28,409		United Parcel Service, Inc (Class B)	4,403,395
		TOTAL TRANSPORTATION	10,288,489

UTILITIES - 1.9%
12,599		American Water Works Co, Inc	2,003,493
27,119		Consolidated Edison, Inc	1,919,483
30,321		Eversource Energy	2,653,087
1,853		Ormat Technologies, Inc	211,538
27,681		Sempra Energy	3,425,801
5,408		Southwest Gas Holdings Inc	324,264
22,816		UGI Corp	821,148
		TOTAL UTILITIES	11,358,814

		TOTAL COMMON STOCKS	574,730,652
		(Cost $444,972,303)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)
67

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 1.4%
$3,855,000		Federal Home Loan Bank (FHLB)	0.060%	02/17/21	$3,854,932
4,728,000		FHLB	0.055	02/24/21	4,727,879
		TOTAL GOVERNMENT AGENCY DEBT			8,582,811

REPURCHASE AGREEMENT - 0.1%
330,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	330,000
		TOTAL REPURCHASE AGREEMENT			330,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
1,208,782	c	State Street Navigator Securities Lending	0.060		1,208,782
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,208,782

		TOTAL SHORT-TERM INVESTMENTS			10,121,593
		(Cost $10,121,514)
		TOTAL INVESTMENTS - 99.9%			584,852,245
		(Cost $455,093,817)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			308,131
		NET ASSETS - 100.0%			$585,160,376

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	d	All or a portion of these securities have been segregated to cover margin requirements on open future contracts.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,952,251.
	h	All or a portion of these securities were purchased on a delayed delivery basis.
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $330,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $336,676.

Futures contracts outstanding as of January 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	46	03/19/21	$8,746,277	$8,521,960	$(224,317)
68

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 101.1%

BRAZIL - 12.1%
9,984,365	a	Arcos Dorados Holdings, Inc	$49,322,763
1,428,000	*	B2W Companhia Global Do Varejo	21,484,988
2,993,200		Banco Bradesco S.A. (Preference)	13,534,336
3,781,200		Banco Itau Holding Financeira S.A.	19,585,336
2,881,000		Cia Brasileira de Distribuicao	39,744,468
9,037,000	*	Empresa Brasileira de Aeronautica S.A.	14,518,264
7,474,500		Lojas Americanas S.A. (Preference)	32,909,439
		TOTAL BRAZIL	191,099,594

CHINA - 30.5%
466,833	*	Alibaba Group Holding Ltd (ADR)	118,496,220
4,512,400	g	Budweiser Brewing Co APAC Ltd	15,086,717
6,336,000		China Life Insurance Co Ltd	13,456,182
6,029,238		China Merchants Bank Co Ltd (Class A)	47,527,352
5,441,565		Foxconn Industrial Internet Co Ltd	11,987,573
4,523,000		Geely Automobile Holdings Ltd	16,394,919
1,707,757		Gree Electric Appliances, Inc of Zhuhai	14,818,170
349,367	*	Huazhu Group Ltd (ADR)	16,944,299
1,237,983	*,e	HUYA, Inc (ADR)	32,051,380
272,356	*	JD.com, Inc (ADR)	24,155,254
3,014,863		Ping An Insurance Group Co of China Ltd (Class A)	36,795,372
1,365,976		Tencent Holdings Ltd	121,712,933
481,097	*	Vipshop Holdings Ltd (ADR)	13,191,680
		TOTAL CHINA	482,618,051

HONG KONG - 2.1%
2,065,170		Melco Crown Entertainment Ltd (ADR)	33,022,068
22,290	*,†	Mongolian Metals Corporation	0
		TOTAL HONG KONG	33,022,068

INDIA - 8.8%
19,355,557	*	Edelweiss Capital Ltd	16,407,056
2,731,881	*	ICICI Bank Ltd	20,192,599
422,616	*	MakeMyTrip Ltd	12,057,234
1,707,044		Piramal Healthcare Ltd	30,554,213
2,422,304		Reliance Industries Ltd	60,959,447
		TOTAL INDIA	140,170,549

INDONESIA - 3.1%
46,008,700		PT Astra International Tbk	19,936,910
5,642,600		PT Bank Central Asia Tbk	13,571,181
9,237,400		PT United Tractors Tbk	14,998,497
		TOTAL INDONESIA	48,506,588
69

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

ITALY - 1.7%
4,353,571	e	Prada S.p.A	$26,752,115
		TOTAL ITALY	26,752,115

KOREA, REPUBLIC OF - 11.2%
236,551	*	Amorepacific Corp	47,149,736
194,432		Hynix Semiconductor, Inc	21,228,184
1,500,563		Samsung Electronics Co Ltd	109,701,608
		TOTAL KOREA, REPUBLIC OF	178,079,528

MACAU - 2.5%
2,445,079		Galaxy Entertainment Group Ltd	18,447,554
13,018,500	*	Wynn Macau Ltd	20,626,115
		TOTAL MACAU	39,073,669

MEXICO - 6.0%
489,300		Fomento Economico Mexicano SAB de C.V. (ADR)	33,296,865
3,792,148	*	Grupo Televisa SAB (ADR)	28,479,031
11,771,900		Wal-Mart de Mexico SAB de C.V.	33,508,482
		TOTAL MEXICO	95,284,378

PERU - 1.0%
100,145		Credicorp Ltd	15,054,798
		TOTAL PERU	15,054,798

RUSSIA - 2.5%
724,837		MMC Norilsk Nickel PJSC (ADR)	23,419,483
1,203,004		Sberbank of Russia (ADR)	16,493,185
		TOTAL RUSSIA	39,912,668

SOUTH AFRICA - 3.3%
183,561	*	Capitec Bank Holdings Ltd	16,802,652
153,952		Naspers Ltd (N Shares)	35,613,592
		TOTAL SOUTH AFRICA	52,416,244

TAIWAN - 10.6%
3,333,000		ASE Industrial Holding Co Ltd	10,975,275
1,167,000		Delta Electronics, Inc	11,746,514
101,326	*	Sea Ltd (ADR)	21,958,358
4,661,400		Taiwan Semiconductor Manufacturing Co Ltd	98,511,192
1,728,000		Win Semiconductors Corp	25,368,576
		TOTAL TAIWAN	168,559,915

TANZANIA, UNITED REPUBLIC OF - 1.5%
1,019,938		AngloGold Ashanti Ltd (ADR)	23,927,745
		TOTAL TANZANIA, UNITED REPUBLIC OF	23,927,745

THAILAND - 0.8%
6,659,900		Airports of Thailand PCL (ADR)	13,184,127
		TOTAL THAILAND	13,184,127

TURKEY - 2.3%
5,495,500		Anadolu Efes Biracilik Ve Malt Sanayii AS	18,592,840
14,076,583	*	Turkiye Garanti Bankasi AS	17,831,122
		TOTAL TURKEY	36,423,962
70

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

UNITED STATES - 1.1%
172,364		Wynn Resorts Ltd			$17,155,389
		TOTAL UNITED STATES			17,155,389

		TOTAL COMMON STOCKS			1,601,241,388
		(Cost $1,229,303,067)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc			3,582
		TOTAL PHILIPPINES			3,582

		TOTAL PREFERRED STOCKS			3,582
		(Cost $4,057)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
70,450		Lojas Americanas S.A. (expires 02/11/21)			59,230
		TOTAL BRAZIL			59,230

		TOTAL RIGHTS / WARRANTS			59,230
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.8%

GOVERNMENT AGENCY DEBT - 1.7%
$20,000,000		Federal Home Loan Bank (FHLB)	0.075-0.080%	02/03/21	19,999,955
6,200,000		FHLB	0.060	02/17/21	6,199,890
		TOTAL GOVERNMENT AGENCY DEBT			26,199,845

REPURCHASE AGREEMENT - 0.2%
3,225,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	3,225,000
		TOTAL REPURCHASE AGREEMENT			3,225,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
30,567,867	c	State Street Navigator Securities Lending	0.060		30,567,867
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			30,567,867

		TOTAL SHORT-TERM INVESTMENTS			59,992,712
		(Cost $59,992,615)
		TOTAL INVESTMENTS - 104.8%			1,661,296,912
		(Cost $1,289,299,739)
		OTHER ASSETS & LIABILITIES, NET - (4.8)%			(76,739,457)
		NET ASSETS - 100.0%			$1,584,557,455
71

TIAA-CREF FUNDS - Emerging Markets Equity Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,256,399.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/21, the aggregate value of these securities is $15,086,717 or 1.0% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $3,225,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $3,289,598.
72

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
January 31, 2021

SECTOR	VALUE	% OF NET ASSETS

CONSUMER DISCRETIONARY	$491,387,939	31.0%
INFORMATION TECHNOLOGY	289,518,922	18.3
FINANCIALS	277,805,384	17.5
COMMUNICATION SERVICES	204,201,702	12.9
CONSUMER STAPLES	187,379,107	11.8
ENERGY	75,957,944	4.8
MATERIALS	47,347,229	3.0
INDUSTRIALS	27,702,391	1.7
REAL ESTATE	3,582	0.0
SHORT-TERM INVESTMENTS	59,992,712	3.8
OTHER ASSETS & LIABILITIES, NET	(76,739,457)	(4.8)

NET ASSETS	$1,584,557,455	100 .0%
73

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.4%

AUSTRALIA - 7.5%
2,420,173		BHP Billiton Ltd	$80,710,344
1,368,203		Commonwealth Bank of Australia	86,869,680
272,289		CSL Ltd	56,451,364
3,344,100		Fortescue Metals Group Ltd	55,083,104
4,706,760	*	NEXTDC Ltd	41,444,360
1,417,299		Rio Tinto plc	107,526,405
		TOTAL AUSTRALIA	428,085,257

BRAZIL - 1.3%
8,990,100		Banco Bradesco S.A. (Preference)	40,650,487
1,102,400		Cia Brasileira de Distribuicao	15,208,018
3,582,500		Lojas Americanas S.A. (Preference)	15,773,372
		TOTAL BRAZIL	71,631,877

CHINA - 2.8%
620,115	*	GDS Holdings Ltd (ADR)	64,219,109
37,600	*,g	Kuaishou Technology	563,322
463,740		Tencent Holdings Ltd	41,320,752
3,906,000	*,g	Wuxi Biologics Cayman, Inc	54,691,502
		TOTAL CHINA	160,794,685

DENMARK - 3.3%
622,263		DSV AS	97,088,751
484,251	g	Orsted AS	91,972,355
		TOTAL DENMARK	189,061,106

FINLAND - 0.8%
662,815		Neste Oil Oyj	46,689,067
		TOTAL FINLAND	46,689,067

FRANCE - 13.9%
1,229,539		Airbus SE	123,639,484
1,809,675		BNP Paribas S.A.	86,784,160
1,674,637		Compagnie de Saint-Gobain	83,248,186
5,032,063		Credit Agricole S.A.	56,953,431
353,459		Dassault Systemes S.A.	70,558,683
533,932		Essilor International S.A.	75,528,780
112,704		Kering	73,971,355
869,897		Schneider Electric S.A.	127,318,683
1,071,373		Valeo S.A.	39,884,067
639,977		Vinci S.A.	59,343,880
		TOTAL FRANCE	797,230,709
74

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 11.6%
210,820		Adidas-Salomon AG.	$66,846,551
278,364		BASF SE	21,513,693
634,490		Bayerische Motoren Werke AG.	53,721,537
812,123		HeidelbergCement AG.	60,031,485
3,438,390		Infineon Technologies AG.	137,754,139
840,757		Lanxess AG.	63,338,590
1,610,561		RWE AG.	69,186,926
1,090,702		Siemens AG.	168,993,514
545,351	*	Siemens Energy AG.	20,238,163
		TOTAL GERMANY	661,624,598

HONG KONG - 2.1%
1,902,524		Hong Kong Exchanges and Clearing Ltd	121,632,459
		TOTAL HONG KONG	121,632,459

IRELAND - 1.5%
2,056,270		CRH plc	84,378,625
		TOTAL IRELAND	84,378,625

ITALY - 2.3%
6,405,255		Enel S.p.A.	63,527,236
1,255,164	e	Moncler S.p.A	70,731,209
		TOTAL ITALY	134,258,445

JAPAN - 20.0%
3,848,800		Daiichi Sankyo Co Ltd	123,896,775
379,016		Daikin Industries Ltd	80,022,538
223,100		Fanuc Ltd	58,244,511
2,634,979	*	Hitachi Ltd	108,548,696
563,800		Kao Corp	40,907,487
265,628		Nintendo Co Ltd	152,904,831
2,793,200		ORIX Corp	44,819,382
2,297,200		Recruit Holdings Co Ltd	99,922,217
1,167,700	*	SBI Holdings, Inc	29,150,691
2,133,159		Sony Corp	204,170,223
1,866,500		Sumitomo Mitsui Financial Group, Inc	57,989,025
639,800		Tokio Marine Holdings, Inc	31,427,531
1,586,789		Toyota Motor Corp	111,290,754
		TOTAL JAPAN	1,143,294,661

KOREA, REPUBLIC OF - 1.1%
77,480		LG Chem Ltd	63,196,786
		TOTAL KOREA, REPUBLIC OF	63,196,786

NETHERLANDS - 4.5%
312,469		ASML Holding NV	166,812,752
10,436,418		ING Groep NV	92,793,943
		TOTAL NETHERLANDS	259,606,695

RUSSIA - 1.6%
1,418,551		Sberbank of Russia (ADR)	19,448,334
804,491		TCS Group Holding plc (ADR)	33,185,254
600,321	*	Yandex NV	37,604,108
		TOTAL RUSSIA	90,237,696
75

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SPAIN - 0.7%
41,088	*	Iberdrola S.A.	$556,300
2,876,174		Iberdrola S.A.	38,941,045
		TOTAL SPAIN	39,497,345

SWITZERLAND - 6.9%
6,008,495		Credit Suisse Group	78,816,817
116,050		Lonza Group AG.	74,121,075
997,552		Nestle S.A.	111,822,162
342,148		Roche Holding AG.	118,079,303
28,476	*	Zur Rose Group AG.	13,058,387
		TOTAL SWITZERLAND	395,897,744

TAIWAN - 1.6%
755,239		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	91,776,643
		TOTAL TAIWAN	91,776,643

UNITED KINGDOM - 12.5%
1,341,510		Ashtead Group plc	67,326,167
1,287,146		AstraZeneca plc	131,303,230
45,955,613		Barclays plc	83,831,984
462,188		British American Tobacco plc	16,794,923
1,959,657		Diageo plc	78,674,686
7,053,745		HSBC Holdings plc	36,909,471
348,458		Linde plc (Xetra)	85,085,958
23,076,929		Lloyds TSB Group plc	10,355,334
737,261		Reckitt Benckiser Group plc	62,503,800
25,804,583		Tesco plc	84,442,871
6,119,362	*	THG Holdings Ltd	60,451,848
		TOTAL UNITED KINGDOM	717,680,272

UNITED STATES - 1.4%
860,455		Las Vegas Sands Corp	41,379,281
372,085		Wynn Resorts Ltd	37,033,620
		TOTAL UNITED STATES	78,412,901

		TOTAL COMMON STOCKS	5,574,987,571
		(Cost $4,361,067,696)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
33,766		Lojas Americanas S.A. (expires 02/11/21)	28,388
		TOTAL BRAZIL	28,388

		TOTAL RIGHTS / WARRANTS	28,388
		(Cost $0)
76

TIAA-CREF FUNDS - International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.1%

GOVERNMENT AGENCY DEBT - 2.1%
$2,184,000		Federal Home Loan Bank (FHLB)	0.080%	02/03/21	$2,183,995
22,324,000		FHLB	0.060-0.080	02/17/21	22,323,603
57,674,000		FHLB	0.055-0.085	02/24/21	57,672,526
10,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.070	02/24/21	9,999,744
13,000,000		Federal Farm Credit Bank (FFCB)	0.080	02/25/21	12,999,653
7,065,000		FHLB	0.085	03/19/21	7,064,549
10,000,000		FHLB	0.085	04/08/21	9,998,717
		TOTAL GOVERNMENT AGENCY DEBT			122,242,787

REPURCHASE AGREEMENT - 0.3%
17,475,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	17,475,000
		TOTAL REPURCHASE AGREEMENT			17,475,000

TREASURY DEBT - 0.7%
22,351,000		United States Cash Management Bill	0.063-0.068	02/16/21	22,350,604
17,134,000		United States Treasury Bill	0.093	02/04/21	17,133,945
		TOTAL TREASURY DEBT			39,484,549

		TOTAL SHORT-TERM INVESTMENTS			179,202,336
		(Cost $179,199,665)
		TOTAL INVESTMENTS - 100.6%			5,754,218,295
		(Cost $4,540,267,361)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(32,898,349)
		NET ASSETS - 100.0%			$5,721,319,946

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,978,440.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/21, the aggregate value of these securities is $147,227,179 or 2.6% of net assets.
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $17,475,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $17,824,515.
77

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$985,386,094	17.2%
FINANCIALS	911,617,983	15.9
CONSUMER DISCRETIONARY	850,810,984	14.9
INFORMATION TECHNOLOGY	681,114,382	11.9
MATERIALS	620,864,990	10.9
HEALTH CARE	558,543,249	9.8
CONSUMER STAPLES	423,412,336	7.4
UTILITIES	264,183,862	4.6
COMMUNICATION SERVICES	232,393,012	4.1
ENERGY	46,689,067	0.8
SHORT-TERM INVESTMENTS	179,202,336	3.1
OTHER ASSETS & LIABILITIES, NET	(32,898,349)	(0.6)

NET ASSETS	$5,721,319,946	100 .0%

78

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUSTRALIA - 6.6%
261,664	*	Afterpay Touch Group Ltd	$26,711,895
562,926		Australia & New Zealand Banking Group Ltd	10,134,901
119,100		CSL Ltd	24,691,991
1,295,656		IDP Education Ltd	22,551,103
1,865,100	*	NEXTDC Ltd	16,422,736
1,689,807	*	PointsBet Holdings Ltd	19,822,604
2,667,100	*	Zip Co Ltd	14,628,057
		TOTAL AUSTRALIA	134,963,287

BRAZIL - 6.5%
302,369	*	Arco Platform Ltd	9,597,192
909,400		Banco Inter S.A.	21,981,239
4,073,400		Banco Itau Holding Financeira S.A.	21,098,833
1,743,700		Localiza Rent A Car	20,358,145
4,870,000		Magazine Luiza S.A.	22,492,397
403,393	*	Pagseguro Digital Ltd	19,746,087
271,047	*	StoneCo Ltd	19,488,280
		TOTAL BRAZIL	134,762,173

CANADA - 6.8%
897,032		Alimentation Couche Tard, Inc	27,358,161
803,995		Dollarama, Inc	31,430,467
318,658	*	Lightspeed POS, Inc	20,715,574
538,500		Nutrien Ltd	26,521,783
30,702	*	Shopify, Inc (Class A)	33,476,044
		TOTAL CANADA	139,502,029

CHINA - 8.7%
228,051	*	GDS Holdings Ltd (ADR)	23,616,962
311,000	*	JD.com, Inc (ADR)	27,582,590
252,600		Silergy Corp	23,554,372
735,200		Tencent Holdings Ltd	65,508,727
11,128,034	g	Topsports International Holdings Ltd	18,032,560
1,472,000	*,g	Wuxi Biologics Cayman, Inc	20,610,827
		TOTAL CHINA	178,906,038

DENMARK - 2.8%
146,100		Carlsberg AS (Class B)	21,344,050
510,300		Novo Nordisk AS	35,551,676
		TOTAL DENMARK	56,895,726

FRANCE - 4.6%
171,602		Essilor International S.A.	24,274,420
83,512		L’Oreal S.A.	29,379,526
127,639		Teleperformance	41,748,418
		TOTAL FRANCE	95,402,364
79

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 6.5%
309,000		Bayer AG.	$18,701,556
81,100		Bechtle AG.	17,233,144
161,482		Beiersdorf AG.	17,626,576
118,700		Deutsche Boerse AG.	19,057,641
278,006	*	HelloFresh SE	23,475,448
166,241	*,e,g	Just Eat Takeaway.com NV	19,065,483
373,151	*,g	TeamViewer AG.	19,297,316
		TOTAL GERMANY	134,457,164

HONG KONG - 0.7%
946,100		Melco Crown Entertainment Ltd (ADR)	15,128,139
		TOTAL HONG KONG	15,128,139

INDONESIA - 1.2%
85,976,300		Bank Rakyat Indonesia	25,489,125
		TOTAL INDONESIA	25,489,125

IRELAND - 4.5%
491,610		CRH plc	20,173,117
109,518	*	Flutter Entertainment plc	20,369,252
610,422	*	Keywords Studios plc	22,788,721
587,889		Smurfit Kappa Group plc	28,308,998
		TOTAL IRELAND	91,640,088

ITALY - 4.7%
590,185		Amplifon S.p.A.	23,394,087
2,208,500		Davide Campari-Milano NV	23,737,706
119,600		Ferrari NV	24,887,428
451,089		Moncler S.p.A	25,419,842
		TOTAL ITALY	97,439,063

JAPAN - 11.9%
68,400	*,e	Amazia, Inc	1,271,959
153,200	*,e	BASE, Inc	15,659,058
639,100		Benefit One, Inc	18,115,544
152,400		GMO Payment Gateway, Inc	21,712,295
2,174,800		Infomart Corp	18,629,561
123,900		IR Japan Holdings Ltd	20,698,515
857,800		Japan Elevator Service Holdings Co Ltd	20,191,025
398,700		MonotaRO Co Ltd	19,978,256
354,000		Paltac Corp	18,395,239
462,302		Seria Co Ltd	16,097,829
147,099	*	SHIFT, Inc	18,070,083
544,400		SMS Co Ltd	20,200,298
245,800		TechnoPro Holdings, Inc	18,715,883
199,400	e	Workman Co Ltd	16,444,259
		TOTAL JAPAN	244,179,804

NETHERLANDS - 4.9%
11,177	*,g	Adyen NV	23,349,033
88,896		ASML Holding NV	47,457,464
3,492,429		ING Groep NV	31,052,442
		TOTAL NETHERLANDS	101,858,939
80

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.9%
750,000		Fisher & Paykel Healthcare Corp	$18,587,752
		TOTAL NEW ZEALAND	18,587,752

NORWAY - 2.8%
1,467,893		Aker BP ASA	36,458,115
1,162,538		Equinor ASA	20,834,060
		TOTAL NORWAY	57,292,175

PHILIPPINES - 0.9%
5,703,054		Banco de Oro Universal Bank	11,908,590
6,009,020		Robinsons Retail Holdings, Inc	7,638,991
		TOTAL PHILIPPINES	19,547,581

POLAND - 1.2%
693,182	*,g	Allegro.eu S.A.	13,677,367
466,552	*	InPost S.A.	11,210,443
		TOTAL POLAND	24,887,810

PORTUGAL - 1.0%
1,204,396		Jeronimo Martins SGPS S.A.	19,694,982
		TOTAL PORTUGAL	19,694,982

SPAIN - 1.2%
376,699		Amadeus IT Holding S.A.	24,049,679
142,139	*,†,e	Let’s GOWEX S.A.	1,725
		TOTAL SPAIN	24,051,404

SWEDEN - 3.6%
287,127		Hexagon AB (B Shares)	25,022,007
652,000	e	Intrum Justitia AB	17,724,495
396,800		Swedish Match AB	30,598,338
		TOTAL SWEDEN	73,344,840

SWITZERLAND - 4.1%
4,306		Givaudan S.A.	17,347,890
52,867		Lonza Group AG.	33,766,125
98,700		Roche Holding AG.	34,062,532
		TOTAL SWITZERLAND	85,176,547

TAIWAN - 0.8%
1,197,540		Dadi Early-Childhood Education Group Ltd	6,505,579
2,700,349		Hota Industrial Manufacturing Co Ltd	11,012,966
		TOTAL TAIWAN	17,518,545

UNITED KINGDOM - 10.4%
986,180		Ashtead Group plc	49,493,272
3,252,963		Beazley plc	13,845,560
457,780		Dechra Pharmaceuticals plc	22,566,317
2,207,886		Electrocomponents plc	26,442,246
447,623		Fevertree Drinks plc	14,970,915
85,385		Linde plc (Xetra)	20,849,183
199,421		London Stock Exchange Group plc	23,674,269
81

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

2,502,520	*	THG Holdings Ltd			$24,721,852
6,603,400		Tritax Big Box REIT plc			16,630,087
		TOTAL UNITED KINGDOM			213,193,701

UNITED STATES - 1.0%
60,900	*	Lululemon Athletica, Inc			20,016,612
		TOTAL UNITED STATES			20,016,612

		TOTAL COMMON STOCKS			2,023,935,888
		(Cost $1,164,418,004)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
225,308	*	PointsBet Holdings Ltd			0
112,654	e	PointsBet Holdings Pty Ltd (expires 09/30/22)			352,993
		TOTAL AUSTRALIA			352,993

		TOTAL RIGHTS / WARRANTS			352,993
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.3%

GOVERNMENT AGENCY DEBT - 1.9%
$7,813,000		Federal Home Loan Bank (FHLB)	0.050-0.080%	02/03/21	7,812,983
12,500,000		FHLB	0.080	03/05/21	12,499,445
10,452,000		FHLB	0.070	03/17/21	10,451,361
6,365,000		FHLB	0.085	04/08/21	6,364,183
		TOTAL GOVERNMENT AGENCY DEBT			37,127,972

TREASURY DEBT - 0.6%
12,124,000		United States Cash Management Bill	0.068	02/16/21	12,123,785
		TOTAL TREASURY DEBT			12,123,785

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
37,906,519	c	State Street Navigator Securities Lending	0.060		37,906,519
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			37,906,519

		TOTAL SHORT-TERM INVESTMENTS			87,158,276
		(Cost $87,157,369)
		TOTAL INVESTMENTS - 102.6%			2,111,447,157
		(Cost $1,251,575,373)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%			(52,717,210)
		NET ASSETS - 100.0%			$2,058,729,947
82

TIAA-CREF FUNDS - International Opportunities Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $64,662,263.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/21, the aggregate value of these securities is $114,032,586 or 5.5% of net assets.
83

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

SECTOR	VALUE	% OF NET ASSETS

INFORMATION TECHNOLOGY	$437,000,310	21.2%
CONSUMER DISCRETIONARY	431,353,623	21.0
INDUSTRIALS	284,876,538	13.8
HEALTH CARE	231,932,864	11.3
FINANCIALS	192,870,656	9.4
CONSUMER STAPLES	192,349,246	9.3
MATERIALS	113,200,971	5.5
COMMUNICATION SERVICES	66,782,411	3.3
ENERGY	57,292,175	2.8
REAL ESTATE	16,630,087	0.8
SHORT-TERM INVESTMENTS	87,158,276	4.2
OTHER ASSETS & LIABILITIES, NET	(52,717,210)	(2.6)

NET ASSETS	$2,058,729,947	100.0%
84

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 5.7%
283,768		Ansell Ltd	$7,932,260
43,811		Appen Ltd	741,534
12,165		ARB Corp Ltd	324,910
1,232,000		Austal Ltd	2,404,332
779,000		Bunnings Warehouse Property Trust	2,549,065
260,000		BWX Ltd	810,833
438,691		carsales.com Ltd	6,540,056
456,567	*	Champion Iron Ltd	1,769,619
239,466		Charter Hall Group	2,474,302
951,824		Cleanaway Waste Management Ltd	1,603,513
19,760	e	Clinuvel Pharmaceuticals Ltd	328,953
396,000		Futuris Corp Ltd	3,210,793
561,000		GDI Property Group	494,855
107,531		Growthpoint Properties Australia Ltd	261,500
1,044,006		Independence Group NL	5,079,280
911,000		Ingenia Communities Group	3,469,821
141,000		JB Hi-Fi Ltd	5,541,616
2,203,328	*	Mayne Pharma Group Ltd	527,379
275,000		Mineral Resources Ltd	7,162,576
107,713		Moelis Australia Ltd	357,053
97,843		Netwealth Group Ltd	1,284,112
1,322,708		Perenti Global Ltd	1,304,560
298,000		Pinnacle Investment Management Group Ltd	1,669,680
209,000		Premier Investments Ltd	3,559,439
143,952		Ramelius Resources Ltd	166,834
2,721,324	*	SolGold plc	1,075,708
641,816		St Barbara Ltd	1,071,232
655,851		Waypoint REIT	1,281,944
61,116	*	Zip Co Ltd	335,199
		TOTAL AUSTRALIA	65,332,958

AUSTRIA - 0.7%
47,520	*	ams AG.	1,188,608
20,000		Schoeller-Bleckmann Oilfield Equipment AG.	750,793
6,629	*	Semperit AG. Holding	208,163
77,000		Telekom Austria AG.	585,890
159,000		Wienerberger AG.	5,410,441
		TOTAL AUSTRIA	8,143,895

BELGIUM - 0.5%
8,000		Aedifica S.A.	965,438
23,000		Befimmo SCA Sicafi	978,203
5,263		Gimv NV	313,729
36,000	*	KBC Ancora	1,403,911
4,467		Montea C.V.A	544,649
85

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

20,000	*	Tessenderlo Chemie NV	$853,342
20,000		Warehouses De Pauw CVA	718,109
		TOTAL BELGIUM	5,777,381

BRAZIL - 2.4%
688,600	*	Azul S.A.	5,076,968
1,051,200		Banco Pan S.A.	1,804,066
1,767,300		BR Properties S.A.	2,907,062
285,500		Cia de Saneamento de Minas Gerais-COPASA	809,319
1,166,000		Cia Energetica de Sao Paulo (Class B)	6,233,414
476,600	*	Gol Linhas Aereas Inteligentes S.A.	2,086,225
1,308,700		JHSF Participacoes S.A.	1,726,946
379,000		LOG Commercial Properties e Participacoes S.A.	2,320,521
205,300	*	Marisa Lojas S.A.	234,890
313,400		SIMPAR S.A.	2,027,701
444,400		Transmissora Alianca de Energia Eletrica S.A.	2,606,425
		TOTAL BRAZIL	27,833,537

BURKINA FASO - 0.1%
422,000	*	IAMGOLD Corp	1,432,242
		TOTAL BURKINA FASO	1,432,242

CANADA - 5.3%
67,952	*,e	Aurora Cannabis, Inc	753,517
154,000		Canaccord Financial, Inc	1,413,849
147,000		Canadian Western Bank	3,270,499
75,614	*	Canfor Corp	1,396,087
121,000		Cascades, Inc	1,466,667
181,000	*	Celestica, Inc	1,467,816
2,286		Cogeco, Inc	164,413
401,000		Corus Entertainment, Inc	1,486,405
1,523,249	e	Crescent Point Energy Corp	4,193,030
147,000		Enerflex Ltd	756,411
7,696		Exchange Income Corp	218,407
82,986		Granite REIT	4,860,724
73,000	e	Intertape Polymer Group, Inc	1,311,288
140,000		Killam Apartment REIT	1,922,502
148,412		Labrador Iron Ore Royalty Corp	3,696,518
90,000		Linamar Corp	4,594,487
120,000		Martinrea International, Inc	1,272,493
13,171		Maverix Metals, Inc	67,773
1,100,595	*	MEG Energy Corp	3,666,498
26,427	*	Novagold Resources, Inc	240,969
73,249	*	Parex Resources, Inc	1,108,401
124,000		Rogers Sugar, Inc	528,485
11,596	e	Russel Metals, Inc	208,207
41,944		Slate Grocery REIT	389,017
15,892	*	SunOpta, Inc	224,942
163,000		TFI International, Inc	10,827,151
100,000	e	Timbercreek Financial Corp	675,660
113,000		Tourmaline Oil Corp	1,610,057
170,579		TransAlta Corp	1,496,693
44,903	*	Trillium Therapeutics, Inc	589,928
264,000	e	Vermilion Energy, Inc	1,156,129
86

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,177,425	e	Whitecap Resources, Inc	$4,217,092
		TOTAL CANADA	61,252,115

CHILE - 0.2%
424,519,368		Corpbanca S.A.	1,444,895
80,818		Empresa Nacional de Telecomunicaciones S.A.	494,932
40,083		Inversiones La Construccion S.A.	296,906
340,910		Vina Concha y Toro S.A.	547,130
		TOTAL CHILE	2,783,863

CHINA - 2.4%
24,224	*	111, Inc (ADR)	266,948
88,000	*	21Vianet Group, Inc (ADR)	3,320,240
595,000		Chaowei Power Holdings Ltd	252,338
550,000	*,e,g	China Logistics Property Holdings Co Ltd	315,008
745,000		China Shineway Pharmaceutical Group Ltd	526,695
1,840,000		China South City Holdings Ltd	198,556
1,954,000		China Suntien Green Energy Cor	569,591
1,405,000		Citic 1616 Holdings Ltd	443,087
946,000		Cofco International Ltd	390,952
259,000	*,e,g	CStone Pharmaceuticals	349,420
3,090,823		Fushan International Energy Group Ltd	728,969
11,346,000		Gemdale Properties and Investment Corp Ltd	1,603,661
19,800	*	Genetron Holdings Ltd (ADR)	456,390
119,000	*	Immunotech Biopharm Ltd	175,417
959,000	*,g	InnoCare Pharma Ltd	1,667,355
17,880	*	JinkoSolar Holding Co Ltd (ADR)	1,108,381
99,000	*	KWG Living Group Holdings Ltd	104,321
5,238,000		Lonking Holdings Ltd	1,738,273
19,200	*	Niu Technologies (ADR)	839,616
23,760	*,e	Qutoutiao, Inc (ADR)	72,706
348,000		Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	228,289
1,712,000	e	Shougang Concord International Enterprises Co Ltd	408,975
3,117,000		SITC International Co Ltd	7,145,393
86,550	*	So-Young International, Inc (ADR)	1,010,038
1,989,000		TCL Multimedia Technology Holdings Ltd	1,700,371
2,940,000		Tiangong International Co Ltd	1,649,502
		TOTAL CHINA	27,270,492

COLOMBIA - 0.0%
172,761		Cementos Argos S.A.	282,691
25,255	*	Corp Financiera Colombiana S.A.	227,995
		TOTAL COLOMBIA	510,686

COTE D’IVOIRE - 0.1%
30,680		Endeavour Mining Corp	651,628
		TOTAL COTE D’IVOIRE	651,628

DENMARK - 1.8%
115,000		Alm Brand AS	1,285,897
51,891		Chemometec A.S.	4,299,398
21,000		PER Aarsleff A.S.	970,617
30,000		Ringkjoebing Landbobank A.S.	2,638,449
87

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

80,000		Royal Unibrew A.S.	$7,897,218
111,000	g	Scandinavian Tobacco Group A.S.	2,009,677
30,000		Topdanmark AS	1,385,218
		TOTAL DENMARK	20,486,474

FINLAND - 1.4%
2,038		Admicom Oyj	271,864
187,554		Kesko Oyj (B Shares)	4,870,141
29,194		Sanoma-WSOY Oyj	559,768
40,000		Tokmanni Group Corp	774,730
77,031		Uponor Oyj	1,810,090
234,000		Valmet Corp	7,490,998
		TOTAL FINLAND	15,777,591

FRANCE - 1.3%
18,792		ABC Arbitrage	168,757
61,530	*	Cellectis S.A.	1,721,926
49,903		Coface S.A.	490,915
4,064		Icade	292,256
20,248		M6-Metropole Television	344,499
251,933		Mercialys S.A	2,284,220
2,989		Pharmagest Inter@ctive	416,414
136,431		Rexel S.A.	2,076,048
31,000		Sechilienne-Sidec	1,578,160
18,000		Sopra Group S.A.	2,986,081
7,321	*	Valneva SE	83,948
14,407	g	Verallia S.A.	473,517
7,000	*	Virbac S.A.	1,822,145
		TOTAL FRANCE	14,738,886

GERMANY - 3.2%
99,796	g	ADO Properties S.A.	3,010,730
127,000	*	ADVA AG. Optical Networking	1,389,638
105,208	*	Aurelius AG.	2,328,788
5,813		bet-at-home.com AG.	268,199
35,305		CropEnergies AG.	534,919
7,524		Dermapharm Holding SE	530,131
74,000		DIC Asset AG.	1,247,759
7,959		Draegerwerk AG.	678,685
48,000		Eckert & Ziegler Strahlen- und Medizintechnik AG.	3,197,946
3,195	*	FinTech Group AG.	295,062
80,000		Grand City Properties S.A.	1,987,081
5,345	g	JOST Werke AG.	270,936
11,000	*	Morphosys AG.	1,313,435
1,831		New Work SE	507,729
41,000		Patrizia Immobilien AG.	1,249,068
862,000		Sirius Real Estate Ltd	1,113,873
1,070		Sixt AG. (Preference)	72,500
29,301		Stabilus S.A.	2,193,201
4,600		STRATEC Biomedical AG.	757,211
22,658		TAG Tegernsee Immobilien und Beteiligungs AG.	695,753
726,022	*	ThyssenKrupp AG.	8,417,811
35,356		Wacker Chemie AG.	5,116,994
		TOTAL GERMANY	37,177,449
88

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.1%
760,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	$614,752
3,143,000		China High Speed Transmission Equipment Group Co Ltd	2,959,262
1,370,000		Concord New Energy Group Ltd	91,781
2,803,000		Digital China Holdings Ltd	2,076,143
96,000		Hang Lung Group Ltd	242,798
341,000		Johnson Electric Holdings Ltd	1,007,144
1,903,734		K Wah International Holdings Ltd	897,032
1,162,800		Man Wah Holdings Ltd	2,564,620
17,820,000		Skyway Securities Group Ltd	257,420
1,656,000		United Laboratories Ltd	1,148,159
960,000		VST Holdings Ltd	838,149
		TOTAL HONG KONG	12,697,260

INDIA - 2.3%
15,137		Aarti Drugs Ltd	139,283
25,856		Adani Gas Ltd	134,546
4,506	*	Affle India Ltd	224,680
5,650		Amara Raja Batteries Ltd	70,977
1,300		Amber Enterprises India Ltd	45,788
74,501		Apollo Tyres Ltd	200,292
241,048		Ashok Leyland Ltd	364,795
2,137		Bata India Ltd	43,875
637,996		Central Depository Services India Ltd	4,212,223
30,098		Cholamandalam Investment and Finance Co Ltd	163,651
119,000		Crompton Greaves Consumer Electricals Ltd	696,121
13,261		Deepak Nitrite Ltd	176,013
647		Dixon Technologies India Ltd	124,886
108,364		Escorts Ltd	1,785,500
23,746		Exide Industries Ltd	62,839
471,053	*	Federal Bank Ltd	465,870
101,256	*	Future Enterprises Ltd	109,847
234,293		Glenmark Pharmaceuticals Ltd	1,510,110
1,452		GMM Pfaudler Ltd	70,899
19,594	*	Godrej Properties Ltd	336,436
21,245		Granules India Ltd	97,850
10,108,245	*	Idea Cellular Ltd	1,546,638
378,119	*	IDFC Bank Ltd	244,400
31,634		India Cements Ltd	66,892
195,570		Indiabulls Housing Finance Ltd	509,380
9,794	g	IndiaMart InterMesh Ltd	1,043,722
7,402		IOL Chemicals and Pharmaceuticals Ltd	68,579
1,058,000	*	Jindal Steel & Power Ltd	3,759,224
40,179		Kaveri Seed Co Ltd	299,643
19,325		KPIT Cummins Infosystems Ltd	66,008
171,325		L&T Finance Holdings Ltd	201,324
249,814	g	Laurus Labs Ltd	1,178,231
34,471		LIC Housing Finance Ltd	186,318
10,466		Mahanagar Gas Ltd	148,082
109,871	*	Mahindra & Mahindra Financial Services Ltd	232,310
55,528		Manappuram General Finance & Leasing Ltd	118,490
6,175	*	Max India Ltd	57,700
63,624		MindTree Ltd	1,431,009
89

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

29,001		Mphasis Ltd	$607,084
24,634		Multi Commodity Exchange of India Ltd	553,834
6,051		NIIT Technologies Ltd	197,895
161,488	g	RBL Bank Ltd	471,909
52,502	*	SpiceJet Ltd	59,362
1,317		SRF Ltd	96,762
12,390		Strides Arcolab Ltd	137,935
26,741	*	Sun Pharma Advanced Research Company Ltd	65,749
31,647		Tanla Platforms Ltd	292,833
35,382		Tata Elxsi Ltd	1,300,111
232,367		Tata Power Co Ltd	239,387
108,000		Torrent Power Ltd	456,313
6,927		Voltas Ltd	86,101
42,196	*	Wockhardt Ltd	277,412
		TOTAL INDIA	27,037,118

INDONESIA - 1.1%
16,139,000	*	PT Erajaya Swasembada Tbk	3,173,344
1,152,900	*	PT Indosat Tbk	411,616
1,392,800		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	72,404
13,201,700	*	PT Lippo Karawaci Tbk	163,984
42,643,000		PT Puradelta Lestari Tbk	661,049
1,274,800		PT Selamat Sempurna Tbk	111,622
13,300,700	*	PT Surya Citra Media Tbk	2,056,289
6,019,500		PT Tambang Batubara Bukit Asam Tbk	1,102,147
34,347,000		Tower Bersama Infrastructure	5,464,466
		TOTAL INDONESIA	13,216,921

ISRAEL - 2.1%
23,613		Amot Investments Ltd	130,058
41,000		Ashtrom Group Ltd	774,246
236,075		Bayside Land Corp	1,880,312
111,085	*,e	Compugen Ltd	1,350,794
14,000		Elco Holdings Ltd	698,106
2,000		Electra Israel Ltd	1,051,010
18,383	*	Fattal Holdings 1998 Ltd	1,782,183
25,054	*	Fiverr International Ltd	5,173,902
107,000		Gazit Globe Ltd	643,523
60,163	*	Kornit Digital Ltd	5,452,874
139,379		Maytronics Ltd	2,418,655
34,231	*	Nova Measuring Instruments Ltd	2,497,401
20,444		Shapir Engineering and Industry Ltd	146,767
		TOTAL ISRAEL	23,999,831

ITALY - 3.0%
120,000		ACEA S.p.A.	2,374,308
491,057		Actelios S.p.A.	3,781,759
259,046		Azimut Holding S.p.A.	5,443,211
375,000	g	Banca Farmafactoring S.p.A	2,063,749
185,840	e	Buzzi Unicem S.p.A.	4,572,299
2,827	g	Carel Industries S.p.A	58,322
135,000	*	Cerved Information Solutions S.p.A	1,152,751
72,789		De’Longhi S.p.A.	2,612,299
20,279		Gruppo MutuiOnline S.p.A	791,198
90

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

73,303	*,g	GVS S.p.A	$1,329,905
1,250,000		Hera S.p.A.	4,366,953
765,000		Piaggio & C S.p.A.	2,712,015
21,000	*	Sesa S.p.A	2,464,202
22,557	*	Tinexta S.p.A	532,971
		TOTAL ITALY	34,255,942

JAPAN - 18.5%
362,500		Alps Electric Co Ltd	4,844,316
34,000		Altech Corp	675,536
900		Amuse, Inc	21,302
41,000	e	Anritsu Corp	1,010,185
30,000		Arata Corp	1,319,560
160,300		ASKUL Corp	5,660,940
13,200		BayCurrent Consulting, Inc	1,990,175
168,000		Bunka Shutter Co Ltd	1,499,110
23,500		Cocokara Fine Holdings, Inc	1,530,457
44,000		Computer Engineering & Consulting Ltd	590,184
14,129		Daiichi Jitsugyo Co Ltd	558,036
90,000		Daio Paper Corp	1,625,476
86,400		Daiwabo Co Ltd	7,282,136
223,800		DCM Japan Holdings Co Ltd	2,261,479
156,100		Dena Co Ltd	2,914,217
151,900		Dowa Holdings Co Ltd	5,555,855
111,100		ES-Con Japan Ltd	776,285
50,500		Foster Electric Co Ltd	749,298
1,161,400		Fujikura Ltd	5,443,069
25,800		Futaba Corp/Chiba	235,501
25,000		Fuyo General Lease Co Ltd	1,732,666
18,400		Gakken Co Ltd	301,399
62,000		GMO internet, Inc	1,751,468
24,000		Godo Steel Ltd	440,720
123,000		Goldcrest Co Ltd	2,117,744
46,800		Green Hospital Supply, Inc	2,692,701
106,800	*	GungHo Online Entertainment Inc	2,662,562
11,800		Haseko Corp	139,089
86,000		Hosiden Corp	782,874
3,599		Hosokawa Micron Corp	212,691
51,000		Inaba Denki Sangyo Co Ltd	1,192,126
28,300		Inabata & Co Ltd	397,322
60,000		Itochu Enex Co Ltd	576,617
33,000	*	Jafco Co Ltd	1,784,655
2,882,300	*	Japan Display, Inc	1,290,865
272,000	e	Japan Investment Adviser Co Ltd	2,879,996
51,880		JDC Corp	274,479
27,100		Joshin Denki Co Ltd	709,655
116,900		Joyful Honda Co Ltd	1,549,100
56,000		Kaken Pharmaceutical Co Ltd	2,197,772
100,000		Kanto Denka Kogyo Co Ltd	799,463
122,000		Kinden Corp	1,960,380
90,700		Kintetsu World Express, Inc	2,223,549
131,800	*	Kobe Steel Ltd	613,134
74,000	e	Kohnan Shoji Co Ltd	2,012,246
148,200		Komeri Co Ltd	3,935,398
91

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

35,800		Komori Corp	$233,105
557,200		K’s Holdings Corp	7,534,361
83,900		Kumagai Gumi Co Ltd	2,075,784
80,000		LEC, Inc	1,025,041
423,565		Maeda Corp	3,468,199
43,800		Maeda Road Construction Co Ltd	739,669
18,000		Maruzen Showa Unyu Co Ltd	577,786
27,900		Maxell Holdings Ltd	366,567
10,200	*	Maxvalu Tokai Co Ltd	261,944
168,900		Mitsubishi Materials Corp	3,588,732
913,400		Mitsubishi Motors Corp	2,076,661
15,000		Mitsubishi Research Institute, Inc	603,715
47,000		Mitsui-Soko Co Ltd	1,004,508
1,749		Mori Hills REIT Investment Corp	2,438,081
47,000		Musashino Bank Ltd	675,228
48,000		Nichiha Corp	1,438,308
48,000		Nihon Unisys Ltd	1,821,498
471,900		Nikon Corp	3,760,771
87,000		Nippo Corp	2,167,920
269,100		Nippon Electric Glass Co Ltd	5,912,049
77,000		Nippon Konpo Unyu Soko Co Ltd	1,553,883
16,000		Nippon Steel Trading Co Ltd	548,887
110,000		Nojima Corp	2,809,212
255,800	e	Nomura Co Ltd	1,855,145
854,500		NTN Corp	2,257,018
159,900		Onward Kashiyama Co Ltd	373,958
18,000		Optorun Co Ltd	424,881
26,000		Organo Corp	1,727,649
876,600		Penta-Ocean Construction Co Ltd	7,182,171
22,400	e	Pressance Corp	315,254
79,000		Prima Meat Packers Ltd	2,466,835
50,000		Proto Corp	491,254
23,800	e	Raysum Co Ltd	207,349
593,000		Rengo Co Ltd	4,932,113
10,100		Riken Vitamin Co Ltd	131,997
16,000		Sakai Moving Service Co Ltd	743,452
167,500		Sankyo Co Ltd	4,784,276
316,100		Sanwa Shutter Corp	3,603,749
15,100		Sanyo Special Steel Co Ltd	210,849
100,000		SBS Holdings, Inc	2,294,868
28,000		Seria Co Ltd	974,989
19,700		Shiga Bank Ltd	360,311
21,300		Shima Seiki Manufacturing Ltd	419,966
7,600		Shinko Plantech Co Ltd	83,985
30,000		Sinko Industries Ltd	522,627
49,000		Starts Corp, Inc	1,261,188
27,100		Sumitomo Bakelite Co Ltd	972,016
386,600		Sumitomo Forestry Co Ltd	7,486,852
380,660		Sumitomo Mitsui Construction Co Ltd	1,584,176
78,300		Sun Frontier Fudousan Co Ltd	659,248
1,361,000	e	Suruga Bank Ltd	4,002,242
35,000		Taikisha Ltd	933,295
301,000		Takara Leben Co Ltd	907,434
80,800		Takasago Thermal Engineering Co Ltd	1,220,082
92

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

69,000		Tamron Co Ltd	$1,344,443
92,000		TechMatrix Corp	1,674,898
49,300		Telepark Corp	920,348
41,000		Toa Corp/Tokyo	801,840
231,000		Toda Corp	1,630,054
163,000		Toho Pharmaceutical Co Ltd	3,069,621
63,000		Tokyo Tatemono Co Ltd	850,531
197,000		Tosei Corp	1,946,823
98,900		Toyo Construction Co Ltd	486,528
11,600		Trancom Co Ltd	906,758
24,100	*	Trans Cosmos, Inc/Japan	604,202
79,400		Uchida Yoko Co Ltd	3,178,950
56,300		World Co Ltd	653,993
326,000		Yamaguchi Financial Group, Inc	1,853,819
116,000		Yellow Hat Ltd	1,862,689
36,000	e	Yokogawa Bridge Holdings Corp	669,214
107,000		Zenkoku Hosho Co Ltd	4,776,267
		TOTAL JAPAN	213,077,904

KOREA, REPUBLIC OF - 5.2%
11,349	*	Binex Co Ltd	266,772
70,433	*	Boditech Med, Inc	1,171,361
1,807	*	Cuckoo Electronics Co Ltd	155,646
38,984	*	Daewoong Co Ltd	1,620,463
119,352	*	Dongbu HiTek Co Ltd	6,516,878
29,172	*	Dongwon Development Co Ltd	125,490
25,000	*	Global & Yuasa Battery Co Ltd	2,269,248
3,903	*	Hanssem Co Ltd	330,189
21,368	*	Hyundai Electric & Energy System Co Ltd	318,928
195,616	*	Hyundai Rotem Co Ltd	3,348,863
17,427	*	Ilyang Pharmaceutical Co Ltd	792,198
192,092	*	JB Financial Group Co Ltd	889,329
17,010	*	Jin Air Co Ltd	244,439
53,866		Kginicis Co Ltd	858,822
1,932	*	Korea District Heating Corp	64,941
230,201	*	KPM Tech Co Ltd	500,507
192,697		LG International Corp	4,538,041
200,413		LOTTE Reit Co Ltd	909,296
38,000	*	LS Industrial Systems Co Ltd	2,078,403
107,712	*	NICE Information Service Co Ltd	2,047,647
9,603	*	OCI Co Ltd	844,512
40,750	*	Osstem Implant Co Ltd	2,498,890
52,000		S&T Daewoo Co Ltd	3,352,567
188,424	*	Samsung Techwin Co Ltd	6,846,547
66,616	*	SK Chemicals Co Ltd	3,776,652
28,440		Soulbrain Co Ltd	6,805,319
85,670	*	Technosemichem Co Ltd	3,365,723
261,675	*	TELCON, Inc	1,159,242
91,298	*	TY Holdings Co Ltd	1,934,812
8,015	*	Webzen, Inc	249,895
		TOTAL KOREA, REPUBLIC OF	59,881,620

MALAYSIA - 1.4%
3,175,200		Bursa Malaysia BHD	7,335,503
93

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,123,900		Drb-Hicom BHD	$490,580
1,111,600	*	Greatech Technology Bhd	1,532,956
5,389,500		Inari Amertron BHD	4,503,608
252,700		IOI Properties Group BHD	81,007
739,500		UWC BHD	2,313,764
80,700		ViTrox Corp BHD	331,384
		TOTAL MALAYSIA	16,588,802

MALTA - 0.4%
66,982	*	Kambi Group plc	3,740,968
72,000		Kindred Group plc (ADR)	863,354
		TOTAL MALTA	4,604,322

MEXICO - 0.2%
164,460		Bolsa Mexicana de Valores S.A. de C.V.	369,050
151,500		Concentradora Fibra Danhos S.A. de C.V.	180,774
96,800		Grupo Cementos de Chihuahua SAB de C.V.	615,867
219,900		Grupo Comercial Chedraui S.a. DE C.V.	299,293
534,100	g	Mexico Real Estate Management S.A. de C.V.	663,098
201,500		PLA Administradora Industrial S de RL de C.V.	283,785
20	e	Qualitas Controladora SAB de C.V.	105
20	*,e	Regional SAB de C.V.	82
		TOTAL MEXICO	2,412,054

NETHERLANDS - 2.3%
38,907		ASM International NV	9,966,733
46,015		BE Semiconductor Industries NV	3,163,697
25,574	g	Euronext NV	2,754,237
179,038	g	Signify NV	8,542,987
443,777	*	TNT NV	1,829,485
		TOTAL NETHERLANDS	26,257,139

NEW ZEALAND - 0.1%
64,076		Argosy Property Ltd	70,780
783,390		Precinct Properties New Zealand Ltd	967,039
		TOTAL NEW ZEALAND	1,037,819

NORWAY - 0.7%
282,000	g	Europris ASA	1,561,507
178,453	g	Fjordkraft Holding ASA	1,515,700
108,602		Frontline Ltd (Sigmax MTF)	627,521
20,636		Kongsberg Gruppen ASA	399,171
198,502		Norwegian Finans Holding ASA	1,675,834
23,264		Selvaag Bolig ASA	141,775
118,000	g	Skandiabanken ASA	928,287
130,000		Sparebanken Nord-Norge	1,176,729
		TOTAL NORWAY	8,026,524

PAKISTAN - 0.2%
476,000		Engro Chemical Pakistan Ltd	914,069
682,000		Fauji Fertilizer Co Ltd	468,977
115,665	*	Lucky Cement Ltd	524,863
		TOTAL PAKISTAN	1,907,909
94

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PERU - 0.2%
502,000		HudBay Minerals, Inc	$2,857,916
		TOTAL PERU	2,857,916

POLAND - 0.2%
35,000		Asseco Poland S.A.	637,107
6,568		Mercator Medical S.A.	650,620
3,649		PlayWay S.A.	617,902
57,297		Warsaw Stock Exchange	676,046
		TOTAL POLAND	2,581,675

PORTUGAL - 0.3%
516,590		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	1,781,414
641,000		Redes Energeticas Nacionais S.A.	1,824,141
		TOTAL PORTUGAL	3,605,555

QATAR - 0.0%
48,455		Al Meera Consumer Goods Co	267,880
		TOTAL QATAR	267,880

RUSSIA - 0.1%
153,266		AFK Sistema	1,264,444
		TOTAL RUSSIA	1,264,444

SAUDI ARABIA - 1.0%
157,541	*	Al Hammadi Co for Development and Investment	1,171,874
46,100		Arabian Cement Co	557,399
15,866		Eastern Province Cement Co	191,192
350,303	*	Saudi Ceramic Co	4,543,749
56,835		Saudi Pharmaceutical Industries & Medical Appliances Corp	582,887
10,289		Saudia Dairy & Foodstuff Co	439,585
360,000		Yamama Cement Co	2,965,846
73,000		Yanbu Cement Co	912,816
		TOTAL SAUDI ARABIA	11,365,348

SINGAPORE - 1.3%
448,050	g	BW LPG Ltd	2,926,458
58,837		China Yuchai International Ltd	939,627
5,902,000		Frasers Logistics & Industrial Trust	6,379,687
1,107,000		Japfa Ltd	722,074
984,100		Keppel Infrastructure Trust	410,367
202,400		Parkway Life REIT	631,372
2,217,300		Sheng Siong Group Ltd	2,696,490
365,100		Soilbuild Business Space REIT	145,101
		TOTAL SINGAPORE	14,851,176

SOUTH AFRICA - 0.6%
218,699		African Rainbow Minerals Ltd	3,965,935
1,185,266	*,e	Brait S.A.	237,727
277,471	*,e	Massmart Holdings Ltd	738,378
477,128	*,e	Royal Bafokeng Platinum Ltd	2,169,710
		TOTAL SOUTH AFRICA	7,111,750
95

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SPAIN - 1.3%
76,000		Cia de Distribucion Integral Logista Holdings SAU	$1,429,745
51,146	g	ContourGlobal plc	139,710
6,847,000	*,e	Distribuidora Internacional de Alimentacion S.A.	990,453
16,498	g	Euskaltel S.A.	177,187
371,654		Faes Farma S.A. (Sigma)	1,656,708
28,000		Grupo Catalana Occidente S.A.	951,298
730,394	*	Mediaset Espana Comunicacion SA	3,754,555
10,166		Pharma Mar S.A.	1,292,134
44,000		Viscofan S.A.	3,107,658
232,700		Zardoya Otis S.A.	1,531,324
		TOTAL SPAIN	15,030,772

SWEDEN - 5.6%
221,000		Arjo AB	1,642,366
250,142		Avanza Bank Holding AB	6,825,075
191,000		Axfood AB	4,590,243
231,000		Betsson AB	2,170,842
101,000		Bilia AB	1,252,365
156,000	*	Biovitrum AB	2,945,490
25,000		Castellum AB	599,784
111,000	*	Clas Ohlson AB (B Shares)	1,008,944
357,000	*,e	Collector AB	930,598
60,873		Fortnox AB	2,986,720
315,000		Getinge AB (B Shares)	8,125,189
65,000		Hexpol AB	710,382
116,000		Inwido AB	1,580,133
8,218	*	K-fast Holding AB	238,075
595,305	g	LeoVegas AB	2,429,329
4,650		Lifco AB	426,865
19,794		Lime Technologies AB	842,285
104,000		Lindab International AB	2,218,305
59,707		Micronic Laser Systems AB	1,673,687
56,292		MIPS AB	3,328,756
187,111		NCC AB (B Shares)	3,133,701
178,000	*,g	Nobina AB	1,416,710
30,000		Nolato AB (B Shares)	2,776,642
257,226	*	Nyfosa AB	2,485,406
44,992	*,g	Oncopeptides AB	813,743
94,866		Paradox Interactive AB	2,640,031
42,644	g	Thule Group AB	1,581,321
50,383		Troax Group AB	1,173,861
88,227		Wihlborgs Fastigheter AB	1,811,830
		TOTAL SWEDEN	64,358,678

SWITZERLAND - 4.1%
1,681		Bachem Holding AG.	671,501
100		Belimo Holding AG.	770,635
2,596		Burckhardt Compression Holding AG.	896,882
58,000		Cembra Money Bank AG.	6,301,533
2,000		Emmi AG.	2,079,402
98,000	g	Galenica AG.	6,473,392
1,000		Gurit Holding AG.	2,938,818
96

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

666		Interroll Holding AG.	$2,192,668
213		LEM Holding S.A.	435,629
33,000		PSP Swiss Property AG.	4,221,976
9,000		Sulzer AG.	969,556
13,111		Tecan Group AG.	6,343,582
32,435	g	VAT Group AG.	9,005,231
25,000	*	Vetropack Holding AG.	1,653,101
13,714		VZ Holding AG.	1,156,976
19,000		Zehnder Group AG.	1,389,765
		TOTAL SWITZERLAND	47,500,647

TAIWAN - 5.9%
342,000		Benq Corp	349,044
1,491,000		Cheng Loong Corp	1,528,728
1,300,000		Cheng Uei Precision Industry Co Ltd	2,075,321
364,000		Chicony Power Technology Co Ltd	908,489
332,000		Chong Hong Construction Co	935,631
794,000		Compeq Manufacturing Co	1,200,638
848,000		Everlight Electronics Co Ltd	1,254,622
20,000		Ginko International Co Ltd	93,016
258,000		Global Unichip Corp	3,628,076
506		Hannstar Board Corp	745
918,000		Kindom Construction Co	1,048,268
1,343,000		King’s Town Bank	1,817,519
686,000		KMC Kuei Meng International In	4,850,207
765,000		Marketech International Corp	3,091,502
600		Mercuries & Associates Holding Ltd	424
325,000		Merida Industry Co Ltd	3,070,544
58,000		Parade Technologies Ltd	2,486,880
1,455,000		Radiant Opto-Electronics Corp	5,960,570
331,000	*	Shining Building Business Co Ltd	151,152
574,000		Simplo Technology Co Ltd	7,365,659
143,000		Swancor Ind Co Ltd	704,456
355,000		Systex Corp	1,062,843
534,000		Taiwan Hon Chuan Enterprise Co Ltd	1,081,922
224,000		Taiwan Secom Co Ltd	690,845
393,000		Taiwan Surface Mounting Technology Co Ltd	1,740,680
35,000	*	Tanvex BioPharma, Inc	43,649
422,000		TCI Co Ltd	3,041,866
275,000		Topco Scientific Co Ltd	1,161,144
1,177,000		Tripod Technology Corp	5,381,696
292,000		United Integrated Services Co Ltd	2,487,792
1,414,944		USI Corp	1,014,028
123,700		Voltronic Power Technology Corp	5,635,246
1,936,000		Yuen Foong Yu Paper Manufacturing Co Ltd	1,616,449
		TOTAL TAIWAN	67,479,651

THAILAND - 0.0%
678,500		SC Asset Corp PCL	61,543
		TOTAL THAILAND	61,543

TURKEY - 1.3%
942,165		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,187,612
112,000		Coca-Cola Icecek AS	1,130,370
97

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

88,926	*	Izmir Demir Celik Sanayi AS	$150,210
155,000	*	Migros Ticaret AS	935,010
3,535,334	*	Sok Marketler Ticaret AS.	6,392,733
76,812		Turk Traktor ve Ziraat Makineleri AS	1,842,151
5,956,084	*	Turkiye Sinai Kalkinma Bankasi AS	1,471,057
		TOTAL TURKEY	15,109,143

UNITED ARAB EMIRATES - 0.0%
575,171	*	DAMAC Properties Dubai Co PJSC	214,344
		TOTAL UNITED ARAB EMIRATES	214,344

UNITED KINGDOM - 12.0%
747,830		888 Holdings plc	3,094,411
259,869	*	AO World plc	1,106,222
241,000		Ashmore Group plc	1,484,929
3,361,000		Assura Group Ltd	3,328,461
611,938	*	Avacta Group plc	1,031,290
1,170,124	g	Avast plc	7,544,634
16,127		Avon Rubber plc	681,671
47,658		Bellway plc	1,792,463
237,752		Big Yellow Group plc	3,587,667
47,000	*	Blue Prism Group plc	1,008,159
278,000		Brewin Dolphin Holdings plc	1,118,430
495,846		Cairn Energy plc	1,223,218
251,987		Civitas Social Housing plc	371,436
185,000	g	CMC Markets plc	1,020,248
56,000		Computacenter plc	1,792,698
243,056	*,g	Countryside Properties plc	1,430,782
109,520		Dechra Pharmaceuticals plc	5,398,801
84,085	*	Dialog Semiconductor plc	5,292,990
93,346		Diploma plc	2,949,604
54,568	*	Draper Esprit plc	514,392
515,728		Drax Group plc	2,639,950
639,000		Empiric Student Property plc	641,760
88,000		Fevertree Drinks plc	2,943,192
152,281		Future plc	3,607,628
39,000		Games Workshop Group plc	5,503,298
58,861		GB Group plc	690,350
805,000		GCP Student Living plc	1,618,418
21,000		Genus plc	1,410,629
149,000		Grainger plc	541,760
612,000	*	Halfords Group plc	2,284,999
120,537		HomeServe plc	1,718,343
588,000		Howden Joinery Group plc	5,391,320
186,000		IG Group Holdings plc	1,906,138
810,000	*	Indivior plc	1,520,456
1,621,916	*	IP Group plc	2,103,370
118,447		Kainos Group plc	2,008,836
91,154		Lancashire Holdings Ltd	848,216
8,251		Marshalls plc	73,243
336,000		Ninety One plc	1,072,405
498,000		OSB Group plc	2,797,573
316,326		Paragon Group of Cos plc	1,960,167
104,339		Pennon Group plc	1,332,363
98

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,419		Pets at Home Group plc	$95,499
419,273		Picton Property Income Ltd	473,935
259,534		QinetiQ plc	1,065,843
14,378		Rathbone Brothers	315,587
1,068,678		Rightmove plc	8,747,978
1,341,962		Rotork plc	5,951,426
957,834	*	Royal Mail plc	5,291,507
402,000		Safestore Holdings plc	4,451,018
14,051		Smart Metering Systems plc	131,491
676,990		Spirent Communications plc	2,203,323
308,000	*	Sports Direct International plc	1,795,376
48,954	*	Team17 Group plc	537,936
3,270,684		Tritax Big Box REIT plc	8,236,932
492,350		Unite Group plc	6,457,426
527,556		Warehouse REIT plc	896,310
65,225		Weir Group plc	1,685,153
		TOTAL UNITED KINGDOM	138,723,660

UNITED STATES - 2.1%
30,413	*	Beyondspring Inc	369,214
15,779	*	Burford Capital Ltd	133,641
1,056,000		Diversified Gas & Oil plc	1,662,317
73,355		iShares Core MSCI Emerging Markets ETF	4,682,249
41,842		iShares MSCI Canada Index Fund	1,280,365
206,901	e	iShares MSCI EAFE Small-Cap ETF	14,087,889
4,159	*	Taro Pharmaceutical Industries Ltd	310,844
57,140	*,e	UroGen Pharma Ltd	1,261,080
		TOTAL UNITED STATES	23,787,599

		TOTAL COMMON STOCKS	1,150,342,143
		(Cost $950,113,143)

RIGHTS / WARRANTS - 0.0%

INDIA - 0.0%
39,358		L&T Finance Holdings Ltd (expires 02/15/21)	11,186
		TOTAL INDIA	11,186

KOREA, REPUBLIC OF - 0.0%
82,743		LOTTE Reit Co Ltd (expires 03/09/21)	13,330
		TOTAL KOREA, REPUBLIC OF	13,330

		TOTAL RIGHTS / WARRANTS	24,516
		(Cost $0)
99

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	RATE	VALUE

SHORT-TERM INVESTMENTS - 2.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
22,850,567	c	State Street Navigator Securities Lending	0.060%	$22,850,567
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		22,850,567

		TOTAL SHORT-TERM INVESTMENTS		22,850,567
		(Cost $22,850,567)
		TOTAL INVESTMENTS - 101.7%		1,173,217,226
		(Cost $972,963,710)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%		(20,130,038)
		NET ASSETS - 100.0%		$1,153,087,188

Abbreviation(s):
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $33,962,155.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/21, the aggregate value of these securities is $65,167,042 or 5.7% of net assets.
100

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

		% OF
SECTOR	VALUE	NET ASSETS

INDUSTRIALS	$233,366,235	20.2%
INFORMATION TECHNOLOGY	148,345,658	12.9
CONSUMER DISCRETIONARY	143,624,488	12.4
FINANCIALS	129,115,758	11.2
MATERIALS	117,367,786	10.2
REAL ESTATE	110,685,177	9.6
HEALTH CARE	94,393,836	8.2
CONSUMER STAPLES	59,082,640	5.1
COMMUNICATION SERVICES	51,682,917	4.5
UTILITIES	32,244,313	2.8
ENERGY	30,457,851	2.6
SHORT-TERM INVESTMENTS	22,850,567	2.0
OTHER ASSETS & LIABILITIES, NET	(20,130,038)	(1.7)

NET ASSETS	$1,153,087,188	100.0%
101

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUSTRALIA - 6.9%
8,425		Ampol Ltd	$167,742
74,309		APA Group	552,511
205,677		AusNet Services	270,751
198,546		Australia & New Zealand Banking Group Ltd	3,574,616
8,834		Australian Stock Exchange Ltd	482,707
61,918		BlueScope Steel Ltd	777,376
40,091		Brambles Ltd	322,578
32,482		Coca-Cola Amatil Ltd	323,329
4,415		Cochlear Ltd	663,836
24,361		Coles Group Ltd	337,236
100,486		Commonwealth Bank of Australia	6,380,038
29,863		Computershare Ltd	325,947
28,159		CSL Ltd	5,837,966
39,866		Dexus Property Group	273,010
123,256		Evolution Mining Ltd	440,201
170,960		Fortescue Metals Group Ltd	2,816,006
114,345		Goodman Group	1,538,738
84,960		GPT Group	279,205
71,463		Insurance Australia Group Ltd	263,419
35,032		Lend Lease Corp Ltd	319,394
29,451		Macquarie Group Ltd	2,937,103
190,339		Mirvac Group	343,475
120,833		Newcrest Mining Ltd	2,296,606
2,654		Orica Ltd	30,807
442,159		Origin Energy Ltd	1,589,312
83,107		QBE Insurance Group Ltd	509,747
10,912		QR National Ltd	30,779
24,861		Ramsay Health Care Ltd	1,192,935
61,244		Seek Ltd	1,304,921
161,570		Stockland Trust Group	545,266
53,700	*	Sydney Airport	233,343
306,717		Transurban Group	3,090,512
186,464		Vicinity Centres	216,968
270,866		Westpac Banking Corp	4,342,304
36,576		Wisetech Global Ltd	866,643
14,624		Woodside Petroleum Ltd	271,444
		TOTAL AUSTRALIA	45,748,771

AUSTRIA - 0.5%
23,330	*	Erste Bank der Oesterreichischen Sparkassen AG.	712,479
36,973		OMV AG.	1,551,455
28,764		Voestalpine AG.	1,049,811
		TOTAL AUSTRIA	3,313,745
102

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

BELGIUM - 1.0%
21,028		KBC Groep NV	$1,466,377
3,149	e	Solvay S.A.	358,167
19,737		UCB S.A.	2,043,811
42,609		Umicore S.A.	2,413,352
		TOTAL BELGIUM	6,281,707

CHILE - 0.3%
99,001		Antofagasta plc	1,930,754
		TOTAL CHILE	1,930,754

DENMARK - 2.5%
3,923	*	Christian Hansen Holding	354,910
7,347		Coloplast AS	1,096,671
2,016	*	Genmab AS	802,659
14,973		GN Store Nord	1,140,687
15,526		H Lundbeck AS	552,413
92,536		Novo Nordisk AS	6,446,815
2,296		Novozymes AS	137,802
16,379	g	Orsted AS	3,110,815
4,056		Pandora AS	390,294
798		Tryg A.S.	24,826
10,425		Vestas Wind Systems AS	2,238,432
		TOTAL DENMARK	16,296,324

FINLAND - 0.9%
3,543		Elisa Oyj (Series A)	210,939
17,399		Kesko Oyj (B Shares)	451,793
44,330		Neste Oil Oyj	3,122,630
12,657		Orion Oyj (Class B)	580,722
28,559		Stora Enso Oyj (R Shares)	518,279
24,422		UPM-Kymmene Oyj	872,647
50,005		Wartsila Oyj (B Shares)	490,156
		TOTAL FINLAND	6,247,166

FRANCE - 9.8%
17,588		Accor S.A.	591,410
18,929		Air Liquide	3,095,779
14,375	g	Amundi S.A.	1,069,809
16,314		Atos Origin S.A.	1,251,929
131,028		AXA S.A.	2,902,840
85,468		BNP Paribas S.A.	4,098,674
15,655		Bouygues S.A.	614,174
17,989		Cap Gemini S.A.	2,599,606
64,656		Carrefour S.A.	1,096,401
43,095		CNP Assurances	653,150
47,834		Danone	3,180,894
6,830		Eiffage S.A.	619,943
25,261		Essilor International S.A.	3,573,363
9,592		Eurazeo	671,774
11,576		Fonciere Des Regions	950,508
3,308		Gecina S.A.	469,981
37,510		Getlink S.E.	578,054
4,996		Kering	3,279,040
48,945		Klepierre	1,173,071
103

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

15,519		Legrand S.A.	$1,425,993
15,874		L’Oreal S.A.	5,584,474
9,831		Michelin (C.G.D.E.) (Class B)	1,354,784
234,655		Natixis	883,302
136,990		Orange S. A.	1,607,772
32,903		Schneider Electric S.A.	4,815,704
2,120		SEB S.A.	402,880
134,795		Societe Generale	2,512,983
2,559		Teleperformance	837,003
150,280		Total S.A.	6,334,058
26,446		Unibail-Rodamco-Westfield	2,233,086
6,233		Unibail-Rodamco-Westfield	525,702
41,688		Valeo S.A.	1,551,922
45,560		Vivendi Universal S.A.	1,399,990
5,026		Wendel	580,238
		TOTAL FRANCE	64,520,291

GERMANY - 9.1%
8,440		Adidas-Salomon AG.	2,676,145
25,810		Allianz AG.	5,833,293
59,050		BASF SE	4,563,750
38,582		Bayerische Motoren Werke AG.	3,266,693
11,496		Beiersdorf AG.	1,254,847
9,703		Brenntag AG.	760,066
16,493	*,g	Delivery Hero AG.	2,505,037
8,918		Deutsche Boerse AG.	1,431,812
76,957		Deutsche Post AG.	3,801,295
28,770		Deutsche Wohnen AG.	1,423,727
22,418		HeidelbergCement AG.	1,657,121
15,986	*	HelloFresh SE	1,349,893
24,808		Henkel KGaA	2,319,673
22,517		Henkel KGaA (Preference)	2,332,122
6,128		Hochtief AG.	569,776
3,912		LEG Immobilien AG.	560,791
15,943		Merck KGaA	2,657,201
10,384		MTU Aero Engines Holding AG.	2,409,437
8,617		Muenchener Rueckver AG.	2,284,866
5,666		Puma AG. Rudolf Dassler Sport	554,437
58,274		SAP AG.	7,394,270
44,587		Siemens AG.	6,908,316
253,860		Telefonica Deutschland Holding AG.	695,688
9,784	*,g	Zalando SE	1,121,843
		TOTAL GERMANY	60,332,099

HONG KONG - 3.4%
77,000		ASM Pacific Technology	1,118,146
792,517		BOC Hong Kong Holdings Ltd	2,363,288
265,500		CLP Holdings Ltd	2,491,601
139,281		Hang Seng Bank Ltd	2,511,845
1,812,039		Hong Kong & China Gas Ltd	2,602,514
80,038		Hong Kong Exchanges and Clearing Ltd	5,117,002
287,430		Link REIT	2,493,527
387,731		MTR Corp	2,250,116
124,968		Swire Pacific Ltd (Class A)	780,997
104

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

293,800		Swire Properties Ltd	$851,616
		TOTAL HONG KONG	22,580,652

IRELAND - 0.8%
71,458		CRH plc	2,932,265
20,090		Kerry Group plc (Class A)	2,726,353
		TOTAL IRELAND	5,658,618

ISRAEL - 0.3%
285,075	*	Bank Hapoalim Ltd	2,006,110
		TOTAL ISRAEL	2,006,110

ITALY - 2.2%
16,236		Amplifon S.p.A.	643,572
93,459		Assicurazioni Generali S.p.A.	1,595,048
532,290		Enel S.p.A.	5,279,245
295,534		ENI S.p.A.	2,985,121
1,568,518		Intesa Sanpaolo S.p.A.	3,419,534
		TOTAL ITALY	13,922,520

JAPAN - 25.3%
52,900		Aeon Co Ltd	1,657,291
60,200		Ajinomoto Co, Inc	1,423,498
37,037		Alfresa Holdings Corp	738,331
22,714		All Nippon Airways Co Ltd	483,033
121,000		Asahi Kasei Corp	1,345,497
164,600		Astellas Pharma, Inc	2,671,793
2,000		Capcom Co Ltd	125,478
2,900	*	Casio Computer Co Ltd	51,234
20,081		Central Japan Railway Co	2,875,441
10,700		Century Leasing System, Inc	868,572
64,865		Chugai Pharmaceutical Co Ltd	3,394,329
8,427		Dai Nippon Printing Co Ltd	145,258
6,800		Daifuku Co Ltd	776,067
127,900		Daiichi Sankyo Co Ltd	4,117,231
12,575		Daikin Industries Ltd	2,654,989
44,349		Daiwa House Industry Co Ltd	1,257,331
52,159		Denso Corp	2,899,263
34,332		East Japan Railway Co	2,264,612
36,648		Eisai Co Ltd	2,674,697
1,900	e	Fast Retailing Co Ltd	1,633,092
19,472		Fujitsu Ltd	2,971,423
10,616		Hankyu Hanshin Holdings, Inc	343,481
30,911	*	Hino Motors Ltd	266,427
23,400	*	Hitachi Construction Machinery Co Ltd	682,098
24,563		Hitachi Metals Ltd	391,895
140,661		Honda Motor Co Ltd	3,714,390
70,141		Hulic Co Ltd	793,016
9,500		Ibiden Co Ltd	440,832
178,250		Inpex Holdings, Inc	1,031,808
15		Japan Retail Fund Investment Corp	28,463
50,600		Kajima Corp	677,969
2,900		Kansai Paint Co Ltd	85,362
30,100		Kao Corp	2,183,958
105

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

115,596		KDDI Corp	$3,397,682
1,500		Keio Corp	109,778
11,246		Keyence Corp	6,037,764
24,200		Kikkoman Corp	1,707,621
3,165		Kintetsu Corp	133,211
3,200		Kobayashi Pharmaceutical Co Ltd	360,349
25,600		Kobe Bussan Co Ltd	709,117
69,200		Komatsu Ltd	1,896,045
4,700		Kose Corp	755,378
71,272		Kubota Corp	1,565,928
5,300		Kuraray Co Ltd	56,781
19,500		Kyowa Hakko Kogyo Co Ltd	578,001
2,400		Kyushu Railway Co	50,402
3,200	e	Lawson, Inc	155,417
12,000		Lion Corp	274,271
1,600		Marui Co Ltd	28,674
15,100		MEIJI Holdings Co Ltd	1,030,725
114,879		Mitsubishi Chemical Holdings Corp	785,764
128,079		Mitsubishi Corp	3,244,511
63,526		Mitsubishi Estate Co Ltd	1,004,980
89,800		Mitsubishi UFJ Lease & Finance Co Ltd	439,408
3,900		Mitsui Chemicals, Inc	111,753
93,500		Mitsui Fudosan Co Ltd	1,897,829
17,600		Mitsui Sumitomo Insurance Group Holdings, Inc	506,376
4,500		Miura Co Ltd	256,214
38,700		Murata Manufacturing Co Ltd	3,717,059
4,500		Nabtesco Corp	201,861
37,601		NEC Corp	2,045,825
5,600		NGK Insulators Ltd	98,070
5,900		NGK Spark Plug Co Ltd	110,059
7,404		Nintendo Co Ltd	4,262,003
4,000		Nippon Express Co Ltd	271,766
21,700		Nippon Paint Co Ltd	1,951,368
196,154	*	Nippon Steel Corp	2,265,893
21,400		Nippon Yusen Kabushiki Kaisha	492,921
5,313		Nissin Food Products Co Ltd	459,224
1,562		Nitori Co Ltd	309,999
17,700		Nitto Denko Corp	1,604,372
19,800		NKSJ Holdings, Inc	790,660
21,100		Nomura Real Estate Holdings, Inc	471,287
166		Nomura Real Estate Master Fund, Inc	252,747
63,300		Nomura Research Institute Ltd	2,132,221
12,285		Obayashi Corp	102,902
2,121		Odakyu Electric Railway Co Ltd	61,652
12,600		Omron Corp	1,116,317
71,200		Ono Pharmaceutical Co Ltd	2,125,256
13,082		Oriental Land Co Ltd	2,047,482
92,900		Osaka Gas Co Ltd	1,717,971
8,000		Otsuka Corp	402,808
168,606		Panasonic Corp	2,188,882
209,870	*	Rakuten, Inc	2,065,689
68,929		Recruit Holdings Co Ltd	2,998,232
288,800		Resona Holdings, Inc	1,002,532
52,100		Santen Pharmaceutical Co Ltd	861,673
106

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

11,001		Secom Co Ltd	$996,790
6,224		Sekisui Chemical Co Ltd	112,257
17,563	e	Sekisui House Ltd	339,325
74,200		SG Holdings Co Ltd	1,901,944
52,808	*,e	Sharp Corp	1,096,922
14,000		Shimadzu Corp	535,237
13,068		Shimizu Corp	92,054
21,300		Shin-Etsu Chemical Co Ltd	3,707,875
28,100		Shionogi & Co Ltd	1,525,549
31,200		Shiseido Co Ltd	2,025,488
258,900	e	Softbank Corp	3,401,029
400		Sohgo Security Services Co Ltd	19,683
68,915		Sony Corp	6,596,035
25,714		Stanley Electric Co Ltd	804,399
6,700		Sumisho Computer Systems Corp	372,639
253,100		Sumitomo Chemical Co Ltd	1,191,441
43,408		Sumitomo Dainippon Pharma Co Ltd	705,646
51,871		Sumitomo Metal Mining Co Ltd	2,249,025
69,500		Sumitomo Mitsui Trust Holdings, Inc	2,079,284
33,900		Suntory Beverage & Food Ltd	1,184,204
14,500		Sysmex Corp	1,691,603
7,700		T&D Holdings, Inc	89,734
6,600		TDK Corp	1,067,166
2,900		Teijin Ltd	53,054
2,200		Toho Gas Co Ltd	129,329
30,126		Tokio Marine Holdings, Inc	1,479,815
10,800		Tokyo Electron Ltd	4,106,731
38,100		Tokyo Gas Co Ltd	834,874
8,300		Tokyu Corp	97,593
29,700		Toray Industries, Inc	193,784
1,824		Toto Ltd	101,024
6,000		Toyo Suisan Kaisha Ltd	295,286
115,895		Toyota Motor Corp	8,128,391
54,700		Uni-Charm Corp	2,453,264
4,169		USS Co Ltd	82,094
10,100	e	Welcia Holdings Co Ltd	342,173
4,200		West Japan Railway Co	223,906
18,800		Yakult Honsha Co Ltd	960,245
13,800		Yamada Denki Co Ltd	70,350
2,470		Yamaha Corp	139,200
13,086	e	Yaskawa Electric Corp	671,160
15,598		Yokogawa Electric Corp	337,203
		TOTAL JAPAN	167,375,674

NETHERLANDS - 3.5%
414,114		Aegon NV	1,717,024
7,504		Akzo Nobel NV	763,903
21,327		ASML Holding NV	11,385,499
10,464		DSM NV	1,829,245
117,774		Koninklijke KPN NV	367,926
4,972		Koninklijke Vopak NV	251,646
26,410		NN Group NV	1,100,016
36,536		Prosus NV	4,268,531
6,780		Randstad Holdings NV	423,599
107

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

10,753		Wolters Kluwer NV	$893,469
		TOTAL NETHERLANDS	23,000,858

NEW ZEALAND - 0.6%
41,348		Auckland International Airport Ltd	219,967
72,699		Fisher & Paykel Healthcare Corp	1,801,748
50,211		Mercury NZ Ltd	256,066
90,355		Meridian Energy Ltd	461,202
79,890		Ryman Healthcare Ltd	887,500
46,473		Telecom Corp of New Zealand Ltd	159,558
3,870	*	Xero Ltd	381,770
		TOTAL NEW ZEALAND	4,167,811

NORWAY - 1.1%
146,038		Equinor ASA	2,617,174
35,027		Mowi ASA	777,169
337,630		Norsk Hydro ASA	1,491,039
118,885		Orkla ASA	1,155,642
77,234		Telenor ASA	1,274,083
		TOTAL NORWAY	7,315,107

PORTUGAL - 0.4%
185,603		Energias de Portugal S.A.	1,164,933
125,843		Galp Energia SGPS S.A.	1,263,103
2,279		Jeronimo Martins SGPS S.A.	37,268
		TOTAL PORTUGAL	2,465,304

SINGAPORE - 1.5%
604,508		CapitaLand Ltd	1,453,027
77,468		CapitaMall Trust	123,767
49,700		City Developments Ltd	268,449
162,891		DBS Group Holdings Ltd	3,071,676
135,800		Keppel Corp Ltd	510,423
332,095	*	Singapore Airlines Ltd	1,024,380
36,200		Singapore Exchange Ltd	268,931
367,500		Singapore Technologies Engineering Ltd	1,024,622
814,525		Singapore Telecommunications Ltd	1,442,968
74,300		UOL Group Ltd	407,869
		TOTAL SINGAPORE	9,596,112

SPAIN - 2.6%
49,025		Amadeus IT Holding S.A.	3,129,914
687,864		Banco Bilbao Vizcaya Argentaria S.A.	3,138,526
686,840		CaixaBank S.A.	1,733,237
4,354	*	Iberdrola S.A.	58,946
304,763		Iberdrola S.A.	4,126,242
43,174		Industria De Diseno Textil S.A.	1,280,463
38,329		Naturgy Energy Group S.A.	990,224
10,991		Red Electrica Corp S.A.	208,696
262,292		Repsol YPF S.A.	2,576,677
		TOTAL SPAIN	17,242,925
108

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.7%
44,719		Assa Abloy AB	$1,105,980
47,291		Atlas Copco AB (A Shares)	2,565,694
48,519		Atlas Copco AB (B Shares)	2,271,661
67,876		Boliden AB	2,224,080
10,733	e	Electrolux AB (Series B)	262,216
66,096		Essity AB	2,111,160
23,325		Hennes & Mauritz AB (B Shares)	498,674
9,086		Husqvarna AB (B Shares)	112,417
2,585		ICA Gruppen AB	129,572
35,585		Kinnevik AB	1,745,778
15,109		Lundin Petroleum AB	410,406
120,655		Sandvik AB	3,004,925
104,972		Skandinaviska Enskilda Banken AB (Class A)	1,142,041
19,911		Skanska AB (B Shares)	514,501
11,637		SKF AB (B Shares)	318,500
33,890		Svenska Cellulosa AB (B Shares)	596,968
126,071		Svenska Handelsbanken AB	1,256,801
33,046		Tele2 AB (B Shares)	456,062
72,073		TeliaSonera AB	315,845
135,213		Volvo AB (B Shares)	3,331,463
		TOTAL SWEDEN	24,374,744

SWITZERLAND - 9.1%
7,035		Adecco S.A.	439,443
46,851		Alcon, Inc	3,362,373
736		Barry Callebaut AG.	1,632,212
9,228		Clariant AG.	196,058
43,406		Coca-Cola HBC AG.	1,281,459
544		Givaudan S.A.	2,191,652
5,617		Kuehne & Nagel International AG.	1,278,182
6,018		Lonza Group AG.	3,843,693
137,393		Nestle S.A.	15,401,285
34,788		Roche Holding AG.	12,005,748
411		SGS S.A.	1,246,561
9,317		Sika AG.	2,535,265
8,165	*	Sonova Holdings AG	1,969,717
32,245		Swiss Re Ltd	2,842,775
2,365		Swisscom AG.	1,287,219
285,001		UBS Group AG	4,107,955
10,563		Zurich Insurance Group AG	4,223,579
		TOTAL SWITZERLAND	59,845,176

UNITED KINGDOM - 13.1%
155,969		3i Group plc	2,363,479
59,128		Ashtead Group plc	2,967,448
79,742	*	Associated British Foods plc	2,303,427
54,245		AstraZeneca plc	5,533,594
38,045	e	AstraZeneca plc (ADR)	1,925,077
577,881		Aviva plc	2,643,275
81,561		Barratt Developments plc	710,309
14,140		Berkeley Group Holdings plc	808,656
149,216		British Land Co plc	912,492
1,446,096	*	BT Group plc	2,479,580
27,810	*	Burberry Group plc	651,776
109

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY			VALUE

193,877		CNH Industrial NV			$2,470,460
49,682		Coca-Cola European Partners plc (Class A)			2,308,723
178,058	*	Compass Group plc			3,180,609
23,245		Croda International plc			1,997,178
7,785		DCC plc			585,662
310,872		GlaxoSmithKline plc			5,773,296
327,326		Informa plc			2,227,238
35,926		InterContinental Hotels Group plc			2,213,300
22,639		Intertek Group plc			1,705,016
303,469		J Sainsbury plc			1,013,498
101,356	*	JD Sports Fashion plc			1,031,754
16,714		Johnson Matthey plc			672,391
190,476	*	Kingfisher plc			723,084
803,459		Legal & General Group plc			2,672,193
27,477		London Stock Exchange Group plc			3,261,933
84,431		Mondi plc			1,988,342
8,732		Next plc			921,870
72,776	*	Ocado Ltd			2,762,635
139,559		RELX plc			3,455,268
24,506		Schroders plc			1,142,800
137,508		Scottish & Southern Energy plc			2,785,489
150,231		Segro plc			1,955,177
77,415		St. James’s Place plc			1,238,948
422,619		Standard Chartered plc			2,557,138
358,403		Standard Life Aberdeen plc			1,475,423
340,120		Taylor Wimpey plc			678,817
1,003,925		Tesco plc			3,285,242
1,633,680		Vodafone Group plc			2,789,914
58,769		Vodafone Group plc (ADR)			1,007,888
17,032	*	Whitbread plc			647,268
458,465		WM Morrison Supermarkets plc			1,124,337
126,408		WPP plc			1,320,916
		TOTAL UNITED KINGDOM			86,272,920

UNITED STATES - 0.4%
23,651		Ferguson plc			2,746,089
		TOTAL UNITED STATES			2,746,089

		TOTAL COMMON STOCKS			653,241,477
		(Cost $560,579,334)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.5%

GOVERNMENT AGENCY DEBT - 1.6%
$10,801,000		Federal Home Loan Bank (FHLB)	0.060%	02/17/21	10,800,808
		TOTAL GOVERNMENT AGENCY DEBT			10,800,808

REPURCHASE AGREEMENT - 1.2%
7,810,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	7,810,000
		TOTAL REPURCHASE AGREEMENT			7,810,000
110

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
4,888,798	c	State Street Navigator Securities Lending	0.060%	$4,888,798
		Government Money Market Portfolio
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		4,888,798

		TOTAL SHORT-TERM INVESTMENTS		23,499,606
		(Cost $23,499,509)
		TOTAL INVESTMENTS - 102.5%		676,741,083
		(Cost $584,078,843)
		OTHER ASSETS & LIABILITIES, NET - (2.5)%		(16,642,372)
		NET ASSETS - 100.0%		$660,098,711

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,660,560.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/21, the aggregate value of these securities is $7,807,504 or 1.2% of net assets.
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $7,810,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $7,966,293.

Futures contracts outstanding as of January 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	48	03/19/21	$5,144,166	$5,077,200	$(66,966)
111

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

		% OF
SECTOR	VALUE	NET ASSETS

FINANCIALS	$111,589,091	16.9%
INDUSTRIALS	92,856,013	14.1
HEALTH CARE	81,846,143	12.4
CONSUMER DISCRETIONARY	75,787,857	11.5
CONSUMER STAPLES	70,145,625	10.6
MATERIALS	58,725,618	8.9
INFORMATION TECHNOLOGY	53,736,950	8.1
COMMUNICATION SERVICES	31,534,699	4.8
UTILITIES	27,041,409	4.1
REAL ESTATE	25,805,496	3.9
ENERGY	24,172,576	3.7
SHORT-TERM INVESTMENTS	23,499,606	3.5
OTHER ASSETS & LIABILITIES, NET	(16,642,372)	(2.5)

NET ASSETS	$660,098,711	100.0%
112

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 2.2%
70,753	*	Adient plc	$2,284,614
92,921	*	American Axle & Manufacturing Holdings, Inc	818,634
215,083		Aptiv plc	28,735,089
194,421		BorgWarner, Inc	8,163,738
40,763		Cooper Tire & Rubber Co	1,498,040
12,914	*	Cooper-Standard Holding, Inc	394,006
117,047		Dana Inc	2,266,030
21,356	*	Dorman Products, Inc	1,939,766
3,096,495	*	Ford Motor Co	32,606,092
32,830	*	Fox Factory Holding Corp	3,927,781
996,755		General Motors Co	50,515,543
193,948		Gentex Corp	6,409,981
26,801	*	Gentherm, Inc	1,641,829
187,525	*	Goodyear Tire & Rubber Co	1,978,389
123,184		Harley-Davidson, Inc	4,938,447
19,326		LCI Industries, Inc	2,500,398
48,110		Lear Corp	7,253,064
29,900	*	Modine Manufacturing Co	375,245
12,624	*	Motorcar Parts of America, Inc	285,681
18,099		Patrick Industries, Inc	1,249,917
16,977		Standard Motor Products, Inc	666,008
21,060	*	Stoneridge, Inc	578,097
42,121	*	Tenneco, Inc	425,422
606,271	*	Tesla, Inc	481,094,227
43,606		Thor Industries, Inc	5,276,762
22,736	*	Visteon Corp	2,898,385
23,336		Winnebago Industries, Inc	1,611,584
73,958	*,e	Workhorse Group, Inc	2,538,239
13,695	*	XPEL, Inc	657,497
		TOTAL AUTOMOBILES & COMPONENTS	655,528,505

BANKS - 4.1%
322		1st Constitution Bancorp	4,968
18,937		1st Source Corp	745,171
3,172		ACNB Corp	79,459
15,639		Allegiance Bancshares, Inc	550,180
6,491		Altabancorp	209,075
479		Amalgamated Bank	7,022
14,443	*	Amerant Bancorp Inc	205,957
4,767		American National Bankshares, Inc	133,238
49,763		Ameris Bancorp	1,946,231
3,679		Ames National Corp	82,814
7,204		Arrow Financial Corp	211,798
124,921		Associated Banc-Corp	2,241,083
17,088	*	Atlantic Capital Bancshares, Inc	305,704
68,491		Atlantic Union Bankshares Corp	2,249,244
113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,483	*	Axos Financial, Inc	$1,849,463
43,775		Banc of California, Inc	737,609
15,677		Bancfirst Corp	903,466
83,646		BancorpSouth Bank	2,312,812
4,356		Bank First Corp	287,583
6,186,001		Bank of America Corp	183,414,930
9,389		Bank of Commerce Holdings	95,111
32,503	e	Bank of Hawaii Corp	2,541,410
7,005		Bank of Marin Bancorp	260,166
42,377		Bank of NT Butterfield & Son Ltd	1,288,685
162		Bank of Princeton	3,778
97,166		Bank OZK	3,610,689
107		Bank7 Corp	1,711
7,624		BankFinancial Corp	64,652
75,651		BankUnited	2,621,307
2,718		Bankwell Financial Group, Inc	52,865
28,715		Banner Corp	1,270,064
13,685		Bar Harbor Bankshares	294,364
21,947	*	Baycom Corp	322,621
5,794		BCB Bancorp, Inc	66,515
36,773		Berkshire Hills Bancorp, Inc	609,696
25,956		BOK Financial Corp	1,917,110
67,201		Boston Private Financial Holdings, Inc	819,180
865	*	Bridgewater Bancshares, Inc	11,107
63,833		Brookline Bancorp, Inc	803,657
22,997		Bryn Mawr Bank Corp	714,747
6,258		Business First Bancshares, Inc	127,037
35,278		Byline Bancorp, Inc	566,917
1,625		C&F Financial Corp	63,976
98,378		Cadence BanCorp	1,762,934
2,396		Cambridge Bancorp	176,106
11,832		Camden National Corp	444,292
197	*	Capital Bancorp, Inc	2,904
4,674		Capital City Bank Group, Inc	104,370
112,924		Capitol Federal Financial	1,402,516
22,415		Capstar Financial Holdings, Inc	325,017
17,003		Carter Bankshares, Inc	170,200
65,605		Cathay General Bancorp	2,218,761
11,748		CBTX, Inc	309,207
17,070		Central Pacific Financial Corp	339,352
5,936		Central Valley Community Bancorp	90,821
1,697		Century Bancorp, Inc	134,402
1,519		Chemung Financial Corp	50,826
81,947		CIT Group, Inc	3,023,844
1,662,592		Citigroup, Inc	96,413,710
5,365		Citizens & Northern Corp	102,525
339,940		Citizens Financial Group, Inc	12,387,414
14,149		City Holding Co	976,988
5,944		Civista Bancshares, Inc	101,345
8,389		CNB Financial Corp	176,421
318	*	Coastal Financial Corp	6,296
4,675		Codorus Valley Bancorp, Inc	73,865
254		Colony Bankcorp Inc	3,518
56,423		Columbia Banking System, Inc	2,173,414
39,166	*	Columbia Financial, Inc	603,940
110,106		Comerica, Inc	6,298,063
114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

83,939		Commerce Bancshares, Inc	$5,611,322
42,784		Community Bank System, Inc	2,774,542
12,286		Community Bankers Trust Corp	88,705
2,291		Community Financial Corp	54,526
14,988		Community Trust Bancorp, Inc	546,462
41,896		ConnectOne Bancorp, Inc	890,290
34,327	*	CrossFirst Bankshares, Inc	394,760
45,178		Cullen/Frost Bankers, Inc	4,167,219
30,365	*	Customers Bancorp, Inc	674,710
103,715		CVB Financial Corp	2,015,182
25,699		Dime Community Bancshares	408,614
14,216	*	Dime Community Bancshares, Inc	347,297
29,798		Eagle Bancorp, Inc	1,266,117
113,587		East West Bancorp, Inc	6,808,405
125,013	*	Eastern Bankshares, Inc	1,992,707
5,411		Enterprise Bancorp, Inc	137,115
21,373		Enterprise Financial Services Corp	754,681
11,884	*	Equity Bancshares, Inc	262,399
252	*	Esquire Financial Holdings, Inc	5,564
4,168		ESSA Bancorp, Inc	59,519
88,433		Essent Group Ltd	3,699,152
2,542		Evans Bancorp, Inc	75,548
5,387		Farmers & Merchants Bancorp, Inc	123,362
12,585		Farmers National Banc Corp	167,632
28,667		FB Financial Corp	1,070,999
7,299		Federal Agricultural Mortgage Corp (FAMC)	554,724
111		Fidelity D&D Bancorp, Inc	5,462
571,002		Fifth Third Bancorp	16,519,088
9,344		Financial Institutions, Inc	213,884
31,164		First Bancorp (NC)	1,061,446
168,835		First Bancorp (Puerto Rico)	1,536,399
15,845		First Bancorp, Inc	380,755
15,729		First Bancshares, Inc	470,926
607		First Bank	5,493
41,049		First Busey Corp	848,483
3,440		First Business Financial Services, Inc	66,254
2,779	e	First Capital Inc	133,364
357		First Choice Bancorp	7,019
5,120		First Citizens Bancshares, Inc (Class A)	3,051,469
90,917		First Commonwealth Financial Corp	1,066,456
14,950		First Community Bancshares, Inc	320,827
78,777		First Financial Bancorp	1,443,195
105,506		First Financial Bankshares, Inc	3,996,567
16,504		First Financial Corp	633,589
44,505		First Foundation, Inc	901,671
2,629		First Guaranty Bancshares, Inc	42,064
110,210		First Hawaiian, Inc	2,562,383
431,962		First Horizon National Corp	5,999,952
3,000		First Internet Bancorp	91,860
35,990		First Interstate Bancsystem, Inc	1,391,373
45,398		First Merchants Corp	1,710,143
5,811		First Mid-Illinois Bancshares, Inc	196,819
90,274		First Midwest Bancorp, Inc	1,492,229
5,115		First Northwest Bancorp	70,076
13,348		First of Long Island Corp	223,312
137,042		First Republic Bank	19,869,720
115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,060		Flagstar Bancorp, Inc	$1,545,171
23,653		Flushing Financial Corp	432,377
253,884		FNB Corp	2,503,296
581		FNCB Bancorp Inc	3,556
143		Franklin Financial Services Corp	3,862
136		FS Bancorp, Inc	7,292
130,495		Fulton Financial Corp	1,748,633
413	*	FVCBankcorp, Inc	6,373
20,622		German American Bancorp, Inc	697,642
77,098		Glacier Bancorp, Inc	3,596,622
11,044		Great Southern Bancorp, Inc	543,033
48,471		Great Western Bancorp, Inc	1,163,304
1,634		Greene County Bancorp, Inc	38,758
4,754		Guaranty Bancshares, Inc	158,689
67,800		Hancock Whitney Corp	2,314,692
30,987		Hanmi Financial Corp	428,240
42,190		HarborOne Northeast Bancorp, Inc	458,183
200		Hawthorn Bancshares Inc	3,672
7,463		HBT Financial, Inc	111,423
32,636		Heartland Financial USA, Inc	1,392,252
59,301		Heritage Commerce Corp	520,663
30,142		Heritage Financial Corp	711,351
60,638		Hilltop Holdings, Inc	1,821,566
714		Hingham Institution for Savings	156,552
2,987		Home Bancorp, Inc	84,114
127,154		Home Bancshares, Inc	2,695,665
16,139		HomeStreet, Inc	587,460
8,764		HomeTrust Bancshares, Inc	184,044
113,788		Hope Bancorp, Inc	1,272,150
40,241		Horizon Bancorp	637,015
4,974	*	Howard Bancorp, Inc	60,185
807,265		Huntington Bancshares, Inc	10,676,080
28,161		Independent Bank Corp (MA)	2,114,328
17,048		Independent Bank Corp (MI)	313,001
29,379		Independent Bank Group, Inc	1,804,458
45,831		International Bancshares Corp	1,732,870
4,463		Investar Holding Corp	71,988
186,914		Investors Bancorp, Inc	2,151,380
2,428,932		JPMorgan Chase & Co	312,530,680
66,278		Kearny Financial Corp	685,977
777,842		Keycorp	13,114,416
46,893		Lakeland Bancorp, Inc	614,767
21,052		Lakeland Financial Corp	1,235,752
4,763		LCNB Corp	73,255
159		Level One Bancorp, Inc	3,315
22,224		Live Oak Bancshares, Inc	886,293
650		Luther Burbank Corp	6,364
103,027		M&T Bank Corp	13,647,987
13,130		Macatawa Bank Corp	108,979
315		Mackinac Financial Corp	3,944
243	*	MainStreet Bancshares Inc	4,150
9,493		Mercantile Bank Corp	257,735
9,883		Merchants Bancorp	294,711
34,432		Meridian Bancorp, Inc	521,645
31,307		Meta Financial Group, Inc	1,209,389
575		Metrocity Bankshares, Inc	8,188
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,222	*	Metropolitan Bank Holding Corp	$365,745
276,247		MGIC Investment Corp	3,237,615
234		Mid Penn Bancorp, Inc	5,092
17,136		Midland States Bancorp, Inc	315,131
6,314		MidWestOne Financial Group, Inc	155,261
166	*	MMA Capital Holdings Inc	3,931
62,364	*	Mr Cooper Group, Inc	1,698,172
338		MVB Financial Corp	7,575
30,919		National Bank Holdings Corp	1,028,675
2,956		National Bankshares, Inc	91,636
37,070		NBT Bancorp, Inc	1,223,681
360,096		New York Community Bancorp, Inc	3,766,604
7,733	*	Nicolet Bankshares, Inc	524,220
64,429	*	NMI Holdings, Inc	1,366,539
4,268		Northeast Bank	111,224
34,833		Northfield Bancorp, Inc	430,536
3,437		Northrim BanCorp, Inc	110,396
93,361		Northwest Bancshares, Inc	1,190,353
3,515		Norwood Financial Corp	86,750
194		Oak Valley Bancorp	3,017
55,487		OceanFirst Financial Corp	1,007,644
40,803		OFG Bancorp	700,996
2,468		Ohio Valley Banc Corp	53,037
131,964		Old National Bancorp	2,215,676
16,270		Old Second Bancorp, Inc	159,771
521		OP Bancorp	3,954
10,200		Origin Bancorp, Inc	322,218
3,740		Orrstown Financial Services, Inc	64,739
68,985		Pacific Premier Bancorp, Inc	2,293,751
94,181		PacWest Bancorp	2,843,324
12,331		Park National Corp	1,331,871
4,176		Parke Bancorp, Inc	72,328
451		PCB Bancorp	5,340
10,634		PCSB Financial Corp	156,692
369	*	PDL Community Bancorp	3,476
10,924		Peapack Gladstone Financial Corp	256,932
3,034		Penns Woods Bancorp, Inc	65,352
32,390		PennyMac Financial Services, Inc	1,878,620
2,557		Peoples Bancorp of North Carolina, Inc	51,396
8,281		Peoples Bancorp, Inc	252,571
8,670		Peoples Financial Services Corp	312,293
334,040		People’s United Financial, Inc	4,562,986
60,502		Pinnacle Financial Partners, Inc	4,146,202
398	*	Pioneer Bancorp, Inc	4,159
340,282		PNC Financial Services Group, Inc	48,837,273
66,236		Popular, Inc	3,758,893
12,981		Preferred Bank	626,852
5,869		Premier Financial Bancorp, Inc	90,207
30,446		Premier Financial Corp	845,181
129	*	Professional Holding Corp	1,931
72,129		Prosperity Bancshares, Inc	4,864,380
5,101		Provident Bancorp Inc	58,815
201		Provident Financial Holdings, Inc	3,226
62,251		Provident Financial Services, Inc	1,152,889
4,776		Prudential Bancorp, Inc	56,405
11,320		QCR Holdings, Inc	438,990
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

156,925		Radian Group, Inc	$3,012,960
8,732		RBB Bancorp	144,951
4,818		Red River Bancshares Inc	224,422
770,452		Regions Financial Corp	13,105,389
15,596		Reliant Bancorp Inc	320,498
45,940		Renasant Corp	1,626,276
4,408		Republic Bancorp, Inc (Class A)	159,085
30,260	*	Republic First Bancorp, Inc	84,728
18,363		Richmond Mutual Bancorporation, Inc	232,476
10,846		Riverview Bancorp, Inc	56,508
87,686	*,e	Rocket Cos, Inc	1,872,973
35,276		S&T Bancorp, Inc	896,010
36,981		Sandy Spring Bancorp, Inc	1,228,879
41,676	*	Seacoast Banking Corp of Florida	1,269,034
477	*	Select Bancorp, Inc	4,503
40,685		ServisFirst Bancshares, Inc	1,671,340
6,930		Shore Bancshares, Inc	91,823
5,427		Sierra Bancorp	118,688
40,832		Signature Bank	6,745,038
15,308	*	Silvergate Capital Corp	1,424,562
87,270		Simmons First National Corp (Class A)	2,155,569
17,120		SmartFinancial, Inc	338,976
366		South Plains Financial Inc	6,895
55,258		South State Corp	3,853,693
2,839	*	Southern First Bancshares, Inc	113,844
11,382		Southern Missouri Bancorp, Inc	348,858
5,879		Southern National Bancorp of Virginia, Inc	70,960
25,943		Southside Bancshares, Inc	813,832
493		Spirit of Texas Bancshares, Inc	8,844
158,051		Sterling Bancorp	2,917,621
639		Sterling Bancorp, Inc	2,991
18,658		Stock Yards Bancorp, Inc	843,342
6,059		Summit Financial Group, Inc	125,421
41,568	*	SVB Financial Group	18,197,639
117,893		Synovus Financial Corp	4,385,620
124,754		TCF Financial Corp	4,847,940
3,886		Territorial Bancorp, Inc	92,720
41,300	*	Texas Capital Bancshares, Inc	2,487,086
44,702		TFS Financial Corp	789,884
46,628	*	The Bancorp, Inc	781,952
3,722		Timberland Bancorp, Inc	93,981
11,859		Tompkins Financial Corp	793,011
61,577		Towne Bank	1,428,586
27,950		Trico Bancshares	1,042,535
22,891	*	Tristate Capital Holdings, Inc	420,050
18,829	*	Triumph Bancorp, Inc	1,079,655
1,079,365		Truist Financial Corp	51,787,933
107,980		Trustco Bank Corp NY	671,636
57,612		Trustmark Corp	1,582,602
35,576		UMB Financial Corp	2,524,829
180,979		Umpqua Holdings Corp	2,626,005
100,972		United Bankshares, Inc	3,196,774
62,080		United Community Banks, Inc	1,851,846
7,421		United Security Bancshares	50,685
4,323		Unity Bancorp, Inc	81,272
15,084		Univest Financial Corp	338,636
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,092,126		US Bancorp	$46,797,599
327,497		Valley National Bancorp	3,343,744
48,346		Veritex Holdings, Inc	1,235,724
23,174		Walker & Dunlop, Inc	1,907,684
66,939		Washington Federal, Inc	1,752,463
18,629		Washington Trust Bancorp, Inc	811,852
20,736		Waterstone Financial, Inc	382,994
70,482		Webster Financial Corp	3,295,034
2,991,240		Wells Fargo & Co	89,378,251
54,942		WesBanco, Inc	1,593,318
8,913		West Bancorporation, Inc	183,608
21,735		Westamerica Bancorporation	1,213,248
80,154		Western Alliance Bancorp	5,464,900
15,237		Western New England Bancorp, Inc	97,669
42,913		Wintrust Financial Corp	2,582,933
48,216		WSFS Financial Corp	2,071,842
127,165		Zions Bancorporation	5,613,063
		TOTAL BANKS	1,251,693,856

CAPITAL GOODS - 6.0%
449,199		3M Co	78,906,296
106,809		A.O. Smith Corp	5,799,729
32,704	e	Aaon, Inc	2,420,096
25,227		AAR Corp	846,366
30,953		Acuity Brands, Inc	3,721,789
43,587		Advanced Drainage Systems, Inc	3,595,056
121,076	*	Aecom Technology Corp	6,065,908
21,031	*	Aegion Corp	386,339
57,652	*	Aerojet Rocketdyne Holdings, Inc	3,000,210
16,744	*	Aerovironment, Inc	1,921,709
49,583		AGCO Corp	5,498,755
87,071		Air Lease Corp	3,450,624
7,957		Alamo Group, Inc	1,110,718
25,288		Albany International Corp (Class A)	1,758,022
73,537		Allegion plc	7,869,194
4,410		Allied Motion Technologies, Inc	199,552
90,750		Allison Transmission Holdings, Inc	3,693,525
11,442	*,e	Alpha Pro Tech Ltd	163,392
13,325	*	Alta Equipment Group, Inc	126,454
51,464		Altra Industrial Motion Corp	2,645,764
19,102	*	Ameresco, Inc	1,071,431
17,208	*	American Superconductor Corp	425,382
13,665	*	American Woodmark Corp	1,182,159
181,944		Ametek, Inc	20,606,977
112,329	*,g	API Group Corp	2,011,812
16,952		Apogee Enterprises, Inc	595,015
31,414		Applied Industrial Technologies, Inc	2,211,231
38,814		Arcosa, Inc	2,165,433
12,291		Argan, Inc	531,340
37,519		Armstrong World Industries, Inc	2,934,361
42,592	*	Array Technologies, Inc	1,736,050
18,674		Astec Industries, Inc	1,110,543
18,631	*	Astronics Corp	232,142
41,034	*	Atkore International Group, Inc	1,820,268
49,590	*	Axon Enterprise, Inc	8,140,694
55,138	*	AZEK Co, Inc	2,199,455
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,393		AZZ, Inc	$1,208,453
37,717		Barnes Group, Inc	1,813,056
45,934	*	Beacon Roofing Supply, Inc	1,826,795
69,267	*	Bloom Energy Corp	2,418,111
8,755	*	Blue Bird Corp	179,477
428,291		Boeing Co	83,169,829
29,074		Boise Cascade Co	1,384,795
165,139	*	Builders FirstSource, Inc	6,316,567
80,120		BWX Technologies, Inc	4,320,070
14,260	e	Caesarstone Sdot-Yam Ltd	179,391
12,974		CAI International, Inc	421,266
42,087		Carlisle Cos, Inc	6,099,669
694,765		Carrier Global Corp	26,748,452
433,811		Caterpillar, Inc	79,318,003
28,876	*	Chart Industries, Inc	3,468,296
13,995	*	CIRCOR International, Inc	447,420
81,096	*	Colfax Corp	3,010,284
16,924		Columbus McKinnon Corp	730,948
28,355		Comfort Systems USA, Inc	1,571,718
917	*	Concrete Pumping Holdings Inc	5,007
21,066	*	Construction Partners Inc	598,696
40,067	*	Cornerstone Building Brands, Inc	455,962
38,499		Crane Co	2,913,604
10,901		CSW Industrials, Inc	1,270,185
25,900		Cubic Corp	1,584,562
116,075		Cummins, Inc	27,210,301
34,154		Curtiss-Wright Corp	3,544,844
225,691		Deere & Co	65,179,561
101,216		Donaldson Co, Inc	6,016,279
18,206		Douglas Dynamics, Inc	742,805
112,018		Dover Corp	13,048,977
6,881	*	Ducommun, Inc	339,509
10,306	*	DXP Enterprises, Inc	238,996
23,580	*	Dycom Industries, Inc	1,913,281
2,940		Eastern Co	69,208
319,768		Eaton Corp	37,636,694
44,156		EMCOR Group, Inc	3,898,975
478,825		Emerson Electric Co	37,994,764
17,174		Encore Wire Corp	991,799
46,044	*	Energy Recovery, Inc	637,249
43,709		Enerpac Tool Group Corp	885,981
35,655		EnerSys	2,931,911
15,437		EnPro Industries, Inc	1,114,397
20,596		ESCO Technologies, Inc	1,958,268
2,079	*	EVI Industries, Inc	74,657
73,040	*	Evoqua Water Technologies Corp	1,990,340
456,141		Fastenal Co	20,795,468
49,176		Federal Signal Corp	1,607,563
104,844		Flowserve Corp	3,728,253
110,711		Fluor Corp	1,914,193
10,040	*,†	Fortitude Gold Corp	10,542
237,665		Fortive Corp	15,704,903
110,559		Fortune Brands Home & Security, Inc	9,535,714
37,800		Franklin Electric Co, Inc	2,624,076
224,892	*	FuelCell Energy, Inc	4,668,758
36,113	*	Gates Industrial Corp plc	509,916
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,635		GATX Corp	$2,657,328
3,397	*	Gencor Industries, Inc	43,516
48,696	*	Generac Holdings, Inc	11,999,668
200,543		General Dynamics Corp	29,415,647
6,987,587		General Electric Co	74,627,429
390	*	General Finance Corp	2,878
27,130	*	Gibraltar Industries, Inc	2,431,662
28,818	*	GMS, Inc	835,434
14,650		Gorman-Rupp Co	461,475
132,926		Graco, Inc	9,163,918
47,910		GrafTech International Ltd	464,727
4,644		Graham Corp	68,545
41,260	e	Granite Construction, Inc	1,221,709
64,887	*	Great Lakes Dredge & Dock Corp	884,410
26,719		Greenbrier Cos, Inc	966,693
34,348		Griffon Corp	771,456
23,665		H&E Equipment Services, Inc	650,314
56,339	*,e	HC2 Holdings, Inc	196,623
35,918		HEICO Corp	4,228,985
62,568		HEICO Corp (Class A)	6,651,604
24,299		Helios Technologies, Inc	1,325,510
22,822	*	Herc Holdings, Inc	1,460,152
64,480		Hexcel Corp	2,815,197
62,361		Hillenbrand, Inc	2,563,037
563,899		Honeywell International, Inc	110,168,948
313,816		Howmet Aerospace, Inc	7,713,597
43,783		Hubbell, Inc	6,812,635
31,299		Huntington Ingalls	4,924,272
2,869		Hurco Cos, Inc	84,406
6,475		Hyster-Yale Materials Handling, Inc	580,872
60,044		IDEX Corp	11,179,592
9,328	*	IES Holdings, Inc	424,237
253,287		Illinois Tool Works, Inc	49,190,868
277,848	*	Ingersoll Rand, Inc	11,625,160
16,655		Insteel Industries, Inc	420,372
68,159		ITT, Inc	5,092,159
100,298		Jacobs Engineering Group, Inc	10,126,086
53,263	*	JELD-WEN Holding, Inc	1,384,305
26,375		John Bean Technologies Corp	3,056,335
577,745		Johnson Controls International plc	28,783,256
9,951		Kadant, Inc	1,422,495
24,437		Kaman Corp	1,230,647
67,545		Kennametal, Inc	2,558,605
95,446	*	Kratos Defense & Security Solutions, Inc	2,533,137
165,981		L3Harris Technologies, Inc	28,467,401
2,093	*	Lawson Products, Inc	103,792
5,752	*	LB Foster Co (Class A)	87,143
27,835		Lennox International, Inc	7,668,264
45,869		Lincoln Electric Holdings, Inc	5,252,001
8,955		Lindsay Corp	1,252,178
197,991		Lockheed Martin Corp	63,717,464
20,306		Luxfer Holdings plc	334,440
15,481	*	Lydall, Inc	465,978
27,581	*	Manitowoc Co, Inc	362,414
210,750		Masco Corp	11,445,833
18,532	*	Masonite International Corp	1,843,934
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,307	*	Mastec, Inc	$3,572,585
15,354	*	Matrix Service Co	181,024
48,554		Maxar Technologies, Inc	2,032,956
214	*	Mayville Engineering Co Inc	2,996
43,966	*	Mercury Systems, Inc	3,124,224
57,426	*	Meritor, Inc	1,482,165
43,595	*	Middleby Corp	5,916,713
13,352		Miller Industries, Inc	532,478
25,495		Moog, Inc (Class A)	1,883,316
79,358	*	MRC Global, Inc	548,364
35,996		MSC Industrial Direct Co (Class A)	2,792,210
45,799		Mueller Industries, Inc	1,564,036
131,684		Mueller Water Products, Inc (Class A)	1,578,891
16,102	*	MYR Group, Inc	895,432
3,998		National Presto Industries, Inc	357,461
40,666	*	Navistar International Corp	1,789,304
51,775	*	NN, Inc	312,203
46,154		Nordson Corp	8,261,104
124,507		Northrop Grumman Corp	35,684,951
5,472	*	Northwest Pipe Co	165,528
108,136	*	NOW, Inc	896,447
8,201	*	NV5 Global Inc	716,193
128,269		nVent Electric plc	2,870,660
2,535		Omega Flex, Inc	468,975
20,064	*	Orion Energy Systems, Inc	196,427
54,600		Oshkosh Corp	5,000,814
325,144		Otis Worldwide Corp	21,020,560
84,632		Owens Corning, Inc	6,567,443
269,588		PACCAR, Inc	24,591,817
48,376	*	PAE, Inc	401,521
18,484		Park Aerospace Corp	245,468
102,204		Parker-Hannifin Corp	27,044,200
5,098		Park-Ohio Holdings Corp	143,713
19,175	*	Parsons Corp	683,781
132,499		Pentair plc	7,215,896
55,784	*	PGT, Inc	1,155,287
304,172	*	Plug Power, Inc	19,214,545
6,645		Powell Industries, Inc	190,512
1,196		Preformed Line Products Co	76,891
36,023		Primoris Services Corp	1,048,449
21,125	*	Proto Labs, Inc	4,474,275
26,197		Quanex Building Products Corp	576,072
108,840		Quanta Services, Inc	7,669,955
21,813		Raven Industries, Inc	703,906
1,143,855		Raytheon Technologies Corp	76,329,444
19,965	*	RBC Bearings, Inc	3,340,743
32,575		Regal-Beloit Corp	4,087,511
119,779	*	Resideo Technologies, Inc	2,766,895
37,787		REV Group, Inc	390,340
95,549		Rexnord Corp	3,617,485
93,069		Rockwell Automation, Inc	23,130,439
83,560		Roper Technologies Inc	32,831,560
31,772		Rush Enterprises, Inc (Class A)	1,334,106
4,687		Rush Enterprises, Inc (Class B)	181,528
122,802	*	Sensata Technologies Holding plc	6,692,709
32,715		Shyft Group, Inc	987,993
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,042		Simpson Manufacturing Co, Inc	$3,131,864
35,119	*	SiteOne Landscape Supply, Inc	5,537,564
42,196		Snap-On, Inc	7,594,858
85,074		Spirit Aerosystems Holdings, Inc (Class A)	2,881,456
35,202	*	SPX Corp	1,820,295
34,096	*	SPX FLOW, Inc	1,806,065
7,683		Standex International Corp	629,315
122,461		Stanley Black & Decker, Inc	21,245,759
17,061	*	Sterling Construction Co, Inc	349,239
116,831	*	Sunrun, Inc	8,092,883
11,683		Systemax, Inc	448,978
29,050	*	Teledyne Technologies, Inc	10,371,141
15,153		Tennant Co	1,026,616
49,921		Terex Corp	1,785,175
41,471	*	Textainer Group Holdings Ltd	751,040
183,089		Textron, Inc	8,286,608
9,034	*	The ExOne Company	250,603
24,056	*	Thermon Group Holdings	350,977
51,544		Timken Co	3,899,819
10,789	*	Titan Machinery, Inc	229,806
84,389		Toro Co	7,953,663
24,177	*	TPI Composites, Inc	1,448,444
191,301		Trane Technologies plc	27,422,998
232	*	Transcat Inc	8,484
41,916	*	TransDigm Group, Inc	23,191,284
92,777	*	Trex Co, Inc	8,514,145
34,812	*	Trimas Corp	1,101,800
73,255		Trinity Industries, Inc	2,037,222
47,549		Triton International Ltd	2,203,421
39,025		Triumph Group, Inc	422,641
32,622	*	Tutor Perini Corp	486,068
47,947		UFP Industries, Inc	2,586,261
57,649	*	United Rentals, Inc	14,009,283
124,547	*	Univar Solutions Inc	2,315,329
16,682		Valmont Industries, Inc	3,218,291
12,241	*	Vectrus, Inc	629,187
10,108	*	Veritiv Corp	185,179
175,265		Vertiv Holdings Co	3,526,332
15,358	*	Vicor Corp	1,329,081
52,398	*	Virgin Galactic Holdings, Inc	2,320,707
35,187		W.W. Grainger, Inc	12,821,791
42,011		Wabash National Corp	670,075
144,613		Wabtec Corp	10,731,731
26,210		Watsco, Inc	6,250,823
21,239		Watts Water Technologies, Inc (Class A)	2,550,167
104,958	*	Welbilt, Inc	1,355,008
38,114	*	WESCO International, Inc	2,900,857
2,289	*	Willis Lease Finance Corp	63,451
127,065	*	WillScot Mobile Mini Holdings Corp	3,012,711
45,076		Woodward Inc	5,046,258
142,948		Xylem, Inc	13,807,347
		TOTAL CAPITAL GOODS	1,825,505,933

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
53,783		ABM Industries, Inc	1,975,987
35,690	*	Acacia Research (Acacia Technologies)	199,864
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

103,094		ACCO Brands Corp	$834,030
128,146		ADT, Inc	1,157,158
30,535	*	Akerna Corp	177,714
40,522	*	ASGN Inc	3,359,679
4,611		Barrett Business Services, Inc	290,724
13,999		BG Staffing, Inc	176,667
39,719		Brady Corp (Class A)	1,823,499
37,081	*	BrightView Holdings, Inc	525,809
42,229		Brink’s Co	2,877,062
36,120	*	Casella Waste Systems, Inc (Class A)	2,067,509
42,728	*	CBIZ, Inc	1,107,082
16,964	*	Ceco Environmental Corp	117,561
14,513	*	Cimpress plc	1,326,343
70,499		Cintas Corp	22,427,142
39,289	*	Clean Harbors, Inc	3,043,326
163,630	*	Copart, Inc	17,958,392
107,550		CoreCivic, Inc	764,680
63,602		CoreLogic Inc	4,788,595
31,368	*	CoStar Group, Inc	28,222,103
82,721		Covanta Holding Corp	1,170,502
4,778		CRA International, Inc	254,237
28,535		Deluxe Corp	967,051
71,061	*	Dun & Bradstreet Holdings, Inc	1,680,593
30,888		Ennis, Inc	562,162
96,980		Equifax, Inc	17,176,128
41,779		Exponent, Inc	3,450,110
8,725	*	Forrester Research, Inc	346,033
6,930	*	Franklin Covey Co	166,667
28,839	*	FTI Consulting, Inc	3,171,425
20,563	*	GP Strategies Corp	248,401
65,335	*	Harsco Corp	1,086,521
60,182		Healthcare Services Group	1,951,100
15,967		Heidrick & Struggles International, Inc	465,598
8,781	*	Heritage-Crystal Clean, Inc	190,548
47,966		Herman Miller, Inc	1,642,836
40,039		HNI Corp	1,291,658
18,730	*	Huron Consulting Group, Inc	991,941
107,659	*	IAA, Inc	6,151,635
15,156		ICF International, Inc	1,168,982
317,997		IHS Markit Ltd	27,691,179
29,611		Insperity, Inc	2,324,167
37,263		Interface, Inc	374,121
106,287		KAR Auction Services, Inc	1,962,058
19,831		Kelly Services, Inc (Class A)	387,101
13,585		Kforce, Inc	579,400
18,935		Kimball International, Inc (Class B)	228,924
28,443		Knoll, Inc	425,507
46,339		Korn/Ferry International	2,113,058
45,830		Manpower, Inc	4,053,205
8,730	*	Mastech Holdings, Inc	142,386
25,252		Matthews International Corp (Class A)	770,944
19,097		McGrath RentCorp	1,332,780
15,831	*	Mistras Group, Inc	109,392
4,880	*	Montrose Environmental Group, Inc	180,462
29,146	e	MSA Safety, Inc	4,550,274
281,534		Nielsen NV	6,286,654
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,365		NL Industries, Inc	$37,726
12,685	*	Pico Holdings, Inc	109,091
140,422		Pitney Bowes, Inc	1,311,541
26,063		Quad Graphics, Inc	121,975
5,447	*	Red Violet, Inc	122,013
168,347		Republic Services, Inc	15,238,770
33,636		Resources Connection, Inc	388,159
87,527		Robert Half International, Inc	5,908,073
180,033		Rollins, Inc	6,484,789
18,840	*	SP Plus Corp	546,360
77,329		Steelcase, Inc (Class A)	999,864
73,620	*	Stericycle, Inc	4,820,638
23,894	*	Team, Inc	236,073
42,923		Tetra Tech, Inc	5,218,149
152,103		TransUnion	13,239,045
33,150	*	TriNet Group, Inc	2,456,747
29,202	*	TrueBlue, Inc	542,865
11,622		Unifirst Corp	2,473,162
75,675	*	Upwork, Inc	3,136,729
25,222	*	US Ecology, Inc	832,326
126,592		Verisk Analytics, Inc	23,229,632
15,214		Viad Corp	524,883
5,082		VSE Corp	175,837
337,697		Waste Management, Inc	37,592,430
5,288	*	Willdan Group, Inc	236,321
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	318,849,864

CONSUMER DURABLES & APPAREL - 1.5%
27,237		Acushnet Holdings Corp	1,111,814
10,387	*	American Outdoor Brands, Inc	197,145
19,824	*	Beazer Homes USA, Inc	329,475
62,319		Brunswick Corp	5,388,101
76,162		Callaway Golf Co	2,124,158
114,197	*	Capri Holdings Ltd	4,757,447
33,883		Carter’s, Inc	2,983,059
16,508	*	Casper Sleep, Inc	130,743
7,204	*	Cavco Industries, Inc	1,359,107
21,680	*	Century Communities, Inc	1,017,659
11,595		Clarus Corp	186,216
22,178		Columbia Sportswear Co	1,939,688
53,093	*	CROCS, Inc	3,717,572
22,214	*	Deckers Outdoor Corp	6,486,044
264,499		DR Horton, Inc	20,313,523
3,923		Escalade, Inc	81,795
19,032		Ethan Allen Interiors, Inc	450,107
41,043	*	Fossil Group, Inc	595,123
120,228		Garmin Ltd	13,809,388
35,045	*	G-III Apparel Group Ltd	947,617
101,460	*,e	GoPro, Inc	908,067
38,224	*	Green Brick Partners, Inc	760,658
7,328	e	Hamilton Beach Brands Holding Co	140,624
279,050		Hanesbrands, Inc	4,266,674
102,268		Hasbro, Inc	9,594,784
20,337	*	Helen of Troy Ltd	4,967,312
7,092		Hooker Furniture Corp	213,682
18,189	*	Installed Building Products, Inc	1,908,572
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,237	*,e	iRobot Corp	$2,670,664
4,792		Johnson Outdoors, Inc	522,472
71,010		KB Home	2,956,856
40,713		Kontoor Brands, Inc	1,470,554
8,248	*,e	Lakeland Industries, Inc	229,294
36,042		La-Z-Boy, Inc	1,395,546
171	*	Legacy Housing Corp	2,423
106,296		Leggett & Platt, Inc	4,358,136
216,014		Lennar Corp (Class A)	17,961,564
13,710		Lennar Corp (Class B)	917,747
17,675	*	LGI Homes, Inc	1,886,099
4,217		Lifetime Brands, Inc	58,616
7,334	*	Lovesac Co	414,664
90,979	*	Lululemon Athletica, Inc	29,902,978
21,799	*	M/I Homes, Inc	1,076,217
16,508	*	Malibu Boats, Inc	1,157,376
7,010		Marine Products Corp	114,123
11,880	*	MasterCraft Boat Holdings, Inc	303,296
271,276	*	Mattel, Inc	4,915,521
39,500		MDC Holdings, Inc	2,054,790
29,904	*	Meritage Homes Corp	2,400,095
46,047	*	Mohawk Industries, Inc	6,612,349
21,509		Movado Group, Inc	444,376
24,386	*	Nautilus, Inc	597,701
308,113		Newell Brands Inc	7,400,874
981,377		Nike, Inc (Class B)	131,102,153
2,696	*	NVR, Inc	11,987,710
16,947		Oxford Industries, Inc	1,105,622
203,974	*	Peloton Interactive, Inc	29,806,721
45,750		Polaris Inc	5,337,653
212,646		Pulte Homes, Inc	9,250,101
18,952	*	Purple Innovation, Inc	645,126
55,303		PVH Corp	4,715,134
38,295		Ralph Lauren Corp	3,869,710
264		Rocky Brands, Inc	9,097
105,418	*	Skechers U.S.A., Inc (Class A)	3,634,813
42,058	*	Skyline Champion Corp	1,414,411
47,276		Smith & Wesson Brands, Inc	782,891
61,553	*	Sonos, Inc	1,609,611
70,118		Steven Madden Ltd	2,355,965
13,656		Sturm Ruger & Co, Inc	865,244
12,672		Superior Uniform Group, Inc	289,302
221,326		Tapestry, Inc	6,998,328
102,477	*	Taylor Morrison Home Corp	2,662,352
146,120	*	Tempur Sealy International, Inc	3,857,568
92,319		Toll Brothers, Inc	4,717,501
26,439	*	TopBuild Corp	5,286,478
100,427	*	TRI Pointe Homes, Inc	2,028,625
38,478	*	Tupperware Brands Corp	1,157,418
11,345	*	Turtle Beach Corp	339,216
148,547	*	Under Armour, Inc (Class A)	2,599,573
152,501	*	Under Armour, Inc (Class C)	2,282,940
14,788	*	Unifi, Inc	354,173
11,537	*	Universal Electronics, Inc	625,767
26,763	*	Vera Bradley, Inc	226,147
257,947		VF Corp	19,828,386
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,928	*	Vista Outdoor, Inc	$1,398,060
21,268	*	VOXX International Corp (Class A)	397,286
48,849		Whirlpool Corp	9,041,461
64,853		Wolverine World Wide, Inc	1,857,390
62,822	*	YETI Holdings, Inc	4,134,944
		TOTAL CONSUMER DURABLES & APPAREL	461,085,362

CONSUMER SERVICES - 1.9%
34,312	*	Accel Entertainment, Inc	330,425
42,195	*	Adtalem Global Education, Inc	1,628,305
12,621	*	American Public Education, Inc	363,232
181,996		ARAMARK Holdings Corp	6,240,643
9,857	*	Aspen Group, Inc	93,198
15,473	*	Bally’s Corp	812,023
2,328	*	Biglari Holdings, Inc (B Shares)	267,115
17,298		BJ’s Restaurants, Inc	808,509
61,053		Bloomin’ Brands, Inc	1,286,387
277		Bluegreen Vacations Corp	2,141
8,305	*	Bluegreen Vacations Holding Corp	108,712
65,819	*	Boyd Gaming Corp	2,972,386
47,877	*	Bright Horizons Family Solutions	7,275,868
35,248		Brinker International, Inc	2,075,402
140,805	*	Caesars Entertainment, Inc	9,911,264
378,791		Carnival Corp	7,072,028
14,827		Carriage Services, Inc	491,070
36,145	*	Carrols Restaurant Group, Inc	221,930
17,769	*	Century Casinos, Inc	123,495
37,993		Cheesecake Factory	1,708,545
95,802	*	Chegg, Inc	9,126,099
22,327	*	Chipotle Mexican Grill, Inc (Class A)	33,043,960
27,887		Choice Hotels International, Inc	2,806,548
30,261		Churchill Downs, Inc	5,672,424
9,829	*	Chuy’s Holdings, Inc	344,801
7,161		Collectors Universe	653,871
18,172		Cracker Barrel Old Country Store, Inc	2,458,853
103,427		Darden Restaurants, Inc	12,089,582
37,052	*	Dave & Buster’s Entertainment, Inc	1,260,509
48,093	*	Del Taco Restaurants, Inc	462,655
53,108	*	Denny’s Corp	835,389
14,415		Dine Brands Global Inc.	991,175
31,174		Domino’s Pizza, Inc	11,558,072
13,009	*	El Pollo Loco Holdings, Inc	264,733
65,486	*	Everi Holdings, Inc	856,557
144,921		Extended Stay America, Inc	2,127,440
14,335	*	Fiesta Restaurant Group, Inc	215,885
19,983		Franchise Group, Inc	724,983
67,405	*	frontdoor, Inc	3,709,971
16,047	*	GAN Ltd	378,870
18,165	*	Golden Entertainment, Inc	308,805
3,524		Graham Holdings Co	2,002,020
37,327	*	Grand Canyon Education, Inc	3,170,555
157,221		H&R Block, Inc	2,708,918
72,764	*	Hilton Grand Vacations, Inc	2,162,546
218,341		Hilton Worldwide Holdings, Inc	22,137,594
96,493	*	Houghton Mifflin Harcourt Co	475,711
28,561		Hyatt Hotels Corp	1,875,315
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

81,809		International Game Technology plc	$1,317,943
18,395		Jack in the Box, Inc	1,731,705
6,687	*,e	Kura Sushi USA, Inc	151,461
266,095		Las Vegas Sands Corp	12,796,509
88,762	*	Laureate Education, Inc	1,154,794
20,517	*	Lindblad Expeditions Holdings, Inc	322,117
216,318		Marriott International, Inc (Class A)	25,159,947
33,014		Marriott Vacations Worldwide Corp	4,052,799
595,269		McDonald’s Corp	123,720,709
376,106		MGM Resorts International	10,741,587
9,305	*	Monarch Casino & Resort, Inc	491,769
1,621		Nathan’s Famous, Inc	89,982
11,003	*	Noodles & Co	93,195
257,043	*	Norwegian Cruise Line Holdings Ltd	5,822,024
33,948		OneSpaWorld Holdings Ltd	322,167
26,376		Papa John’s International, Inc	2,697,737
121,778	*	Penn National Gaming, Inc	12,630,814
55,150	*	Perdoceo Education Corp	652,425
65,092	*	Planet Fitness, Inc	4,686,624
21,263	*	PlayAGS, Inc	109,504
6,928		RCI Hospitality Holdings, Inc	266,589
19,527	*	Red Robin Gourmet Burgers, Inc	511,412
50,028		Red Rock Resorts, Inc	1,174,657
18,751	*,e	Regis Corp	177,947
142,275		Royal Caribbean Cruises Ltd	9,247,875
34,804		Ruth’s Hospitality Group Inc	633,085
46,725	*	Scientific Games Corp (Class A)	1,832,555
40,645	*	SeaWorld Entertainment, Inc	1,161,228
137,712		Service Corp International	6,944,816
28,493	*	Shake Shack, Inc	3,231,676
61,811		Six Flags Entertainment Corp	2,113,936
933,226		Starbucks Corp	90,345,609
18,982		Strategic Education, Inc	1,677,439
32,869	*	Stride, Inc	846,377
24,593	*	Target Hospitality Corp	43,530
105,433	*	Terminix Global Holdings, Inc	5,027,045
52,266		Texas Roadhouse, Inc (Class A)	3,983,192
30,442	*	Universal Technical Institute, Inc	185,087
32,124		Vail Resorts, Inc	8,543,699
61,718	*	Vivint Smart Home, Inc	1,165,853
147,770		Wendy’s	3,014,508
23,931		Wingstop, Inc	3,590,847
37,987	*	WW International Inc	1,008,935
65,302		Wyndham Destinations, Inc	2,888,960
75,354		Wyndham Hotels & Resorts, Inc	4,383,342
77,784		Wynn Resorts Ltd	7,741,842
322,158		Yum China Holdings, Inc	18,269,580
241,611		Yum! Brands, Inc	24,521,100
		TOTAL CONSUMER SERVICES	581,495,052

DIVERSIFIED FINANCIALS - 4.5%
36,293		Affiliated Managers Group, Inc	3,999,126
428,501		AGNC Investment Corp	6,684,616
12,004		Alerus Financial Corp	288,816
297,661		Ally Financial, Inc	11,263,492
3,682		A-Mark Precious Metals, Inc	105,232
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

525,571		American Express Co	$61,102,884
92,717		Ameriprise Financial, Inc	18,345,913
1,125,191		Annaly Capital Management, Inc	9,136,551
96,007		Anworth Mortgage Asset Corp	234,257
133,742		Apollo Commercial Real Estate Finance, Inc	1,495,236
136,965		Apollo Global Management, Inc	6,292,172
83,530		Arbor Realty Trust, Inc	1,191,138
29,679		Ares Commercial Real Estate Corp	335,966
79,188		Ares Management Corp	3,576,130
88,562	*	Arlington Asset Investment Corp (Class A)	320,594
61,974		ARMOUR Residential REIT, Inc	692,250
42,404		Artisan Partners Asset Management, Inc	2,052,354
18,432	*	Assetmark Financial Holdings, Inc	424,305
2,527		Associated Capital Group, Inc	82,987
13,332		B. Riley Financial, Inc	642,602
27,238		Banco Latinoamericano de Exportaciones S.A. (Class E)	415,107
631,885		Bank of New York Mellon Corp	25,167,980
1,508,838	*	Berkshire Hathaway, Inc (Class B)	343,818,915
229,894		BGC Partners, Inc (Class A)	816,124
118,262		BlackRock, Inc	82,932,410
112,348		Blackstone Mortgage Trust, Inc	2,995,198
41,669	*	Blucora, Inc	690,039
50,193		Brightsphere Investment Group, Inc	920,038
104,231		Broadmark Realty Capital, Inc	1,072,537
69,240	*	Cannae Holdings, Inc	2,630,428
361,215		Capital One Financial Corp	37,660,276
54,913		Capstead Mortgage Corp	293,235
94,985		Carlyle Group, Inc	3,065,166
88,139		CBOE Global Markets, Inc	8,084,990
1,101,566		Charles Schwab Corp	56,774,712
12,922		Cherry Hill Mortgage Investment Corp	113,714
142,903		Chimera Investment Corp	1,443,320
285,299		CME Group, Inc	51,850,240
20,431		Cohen & Steers, Inc	1,338,230
71,161		Colony Credit Real Estate, Inc	562,172
22,571		Cowen Group, Inc	567,661
7,894	*,e	Credit Acceptance Corp	3,045,268
19,299		Curo Group Holdings Corp	280,414
2,791		Diamond Hill Investment Group, Inc	413,710
245,474		Discover Financial Services	20,506,898
19,522	*	Donnelley Financial Solutions, Inc	349,249
16,968		Dynex Capital, Inc	306,272
87,132		Eaton Vance Corp	5,850,042
33,739		Ellington Financial Inc	504,735
19,763		Ellington Residential Mortgage REIT	236,365
25,589	*	Encore Capital Group, Inc	759,993
30,410	*	Enova International, Inc	687,266
321,103		Equitable Holdings, Inc	7,956,932
32,332		Evercore Inc	3,527,421
29,783	*	Ezcorp, Inc (Class A)	133,726
29,606		Factset Research Systems, Inc	8,951,078
80,043		Federated Investors, Inc (Class B)	2,161,161
34,210		FirstCash, Inc	2,014,285
25,851	*	Focus Financial Partners, Inc	1,229,991
216,079		Franklin Resources, Inc	5,680,717
2,638		GAMCO Investors, Inc (Class A)	46,983
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

264,955		Goldman Sachs Group, Inc	$71,847,847
43,495		Granite Point Mortgage Trust, Inc	405,373
17,996		Great Ajax Corp	177,261
40,412	*	Green Dot Corp	2,029,895
23,511		Greenhill & Co, Inc	272,963
155	*,e	GWG Holdings Inc	1,128
23,686		Hamilton Lane, Inc	1,785,214
55,868		Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,304,592
40,652		Houlihan Lokey, Inc	2,636,282
58,875		Interactive Brokers Group, Inc (Class A)	3,602,561
443,126		Intercontinental Exchange Group, Inc	48,898,954
299,224		Invesco Ltd	6,161,022
143,208		Invesco Mortgage Capital, Inc	578,560
175,524		Jefferies Financial Group, Inc	4,098,485
433,861		KKR & Co, Inc	16,898,886
18,595		KKR Real Estate Finance Trust, Inc	318,346
95,614		Ladder Capital Corp	939,886
80,114		Lazard Ltd (Class A)	3,300,697
46,282	*	LendingClub Corp	502,160
9,518	*,e	LendingTree, Inc	3,098,299
62,026		LPL Financial Holdings, Inc	6,719,897
29,529		MarketAxess Holdings, Inc	15,968,102
3,520		Marlin Business Services Corp	50,160
377,631		MFA Financial Inc	1,374,577
41,537		Moelis & Co	2,064,804
129,868		Moody’s Corp	34,578,654
1,068,247		Morgan Stanley	71,625,961
18,135		Morningstar, Inc	4,169,055
65,506		MSCI, Inc (Class A)	25,894,522
91,065		Nasdaq Inc	12,318,363
150,278		Navient Corp	1,691,379
13,847		Nelnet, Inc (Class A)	952,535
335,422		New Residential Investment Corp	3,149,613
318,876		New York Mortgage Trust, Inc	1,189,407
17,297	*,†	NewStar Financial, Inc	4,176
154,094		Northern Trust Corp	13,743,644
48,164		OneMain Holdings, Inc	2,242,516
15,821	*	Oportun Financial Corp	253,294
11,613		Oppenheimer Holdings, Inc	402,623
44,143		Orchid Island Capital, Inc	228,219
83,151		PennyMac Mortgage Investment Trust	1,434,355
15,511		Piper Jaffray Cos	1,416,620
19,621		PJT Partners, Inc	1,353,653
36,421	*	PRA Group, Inc	1,200,800
53,385		PROG Holdings, Inc	2,518,704
9,606		Pzena Investment Management, Inc (Class A)	79,730
98,365		Raymond James Financial, Inc	9,829,614
35,276		Ready Capital Corp	401,441
95,463		Redwood Trust, Inc	819,073
6,244		Regional Management Corp	176,705
193,123		S&P Global, Inc	61,219,991
16,133	*	Safeguard Scientifics, Inc	110,188
61,226		Santander Consumer USA Holdings, Inc	1,353,095
21,936		Sculptor Capital Management, Inc	372,035
92,385		SEI Investments Co	4,882,547
208	*,e	Siebert Financial Corp	1,710
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,599		Silvercrest Asset Management Group, Inc	$55,101
287,684		SLM Corp	3,993,054
218,790		Starwood Property Trust, Inc	4,104,500
280,195		State Street Corp	19,613,650
13,817	*	StepStone Group, Inc	485,253
82,995		Stifel Financial Corp	4,300,801
11,167	*	StoneX Group, Inc	597,658
466,542		Synchrony Financial	15,699,138
181,114		T Rowe Price Group, Inc	28,340,719
50,019		TPG RE Finance Trust, Inc	488,686
65,976		Tradeweb Markets, Inc	4,010,681
215,023		Two Harbors Investment Corp	1,305,190
51,700		Virtu Financial, Inc	1,435,709
5,962		Virtus Investment Partners, Inc	1,252,020
98,535		Voya Financial, Inc	5,464,751
49,212		Waddell & Reed Financial, Inc (Class A)	1,244,571
76,243		Western Asset Mortgage Capital Corp	224,917
5,819		Westwood Holdings Group, Inc	68,897
70,423		WisdomTree Investments, Inc	375,707
3,506	*,e	World Acceptance Corp	502,830
		TOTAL DIVERSIFIED FINANCIALS	1,366,335,625

ENERGY - 2.2%
234,300		Antero Midstream Corp	1,897,830
187,749	*	Antero Resources Corp	1,302,978
299,699		Apache Corp	4,279,702
12,934	*	Arch Resources, Inc	619,797
118,857		Archrock, Inc	1,054,262
36,328		Ardmore Shipping Corp	116,250
14,041	*	Aspen Aerogels, Inc	281,662
522,683		Baker Hughes Co	10,500,701
79,472		Berry Petroleum Co LLC	305,967
13,622	*	Bonanza Creek Energy, Inc	281,430
12,480		Brigham Minerals, Inc	167,107
4,981	*	Bristow Group, Inc	120,590
308,280		Cabot Oil & Gas Corp	5,650,772
35,818		Cactus, Inc	938,432
151,402	*	ChampionX Corp	2,314,937
185,769	*	Cheniere Energy, Inc	11,764,751
1,540,632		Chevron Corp	131,261,846
81,314		Cimarex Energy Co	3,429,825
103,930	*	Clean Energy Fuels Corp	1,063,204
181,126	*	CNX Resources Corp	2,294,866
19,383	*	Comstock Resources Inc	88,193
1,092,535		ConocoPhillips	43,734,176
36,162	*	CONSOL Energy, Inc	293,635
73,192	*,e	Contango Oil & Gas Co	174,929
66,065	e	Continental Resources, Inc	1,300,820
26,262		CVR Energy, Inc	449,080
46,657		Delek US Holdings, Inc	875,285
478,373		Devon Energy Corp	7,874,020
97,577		DHT Holdings, Inc	523,988
35,185	*	Diamond S Shipping Inc	224,832
128,384		Diamondback Energy, Inc	7,278,089
14,982		DMC Global, Inc	856,521
29,064	*	Dorian LPG Ltd	336,852
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,553	*	Dril-Quip, Inc	$769,656
56,752	*	Earthstone Energy, Inc	291,705
212,506		EnCana Corp	3,349,095
99,580	*,e	Energy Fuels, Inc	378,404
467,193		EOG Resources, Inc	23,808,155
217,118		EQT Corp	3,541,195
334,324		Equitrans Midstream Corp	2,223,255
19,412		Evolution Petroleum Corp	61,730
9,925	*	Exterran Corp	42,876
3,392,473	d	Exxon Mobil Corp	152,118,489
28,935		Falcon Minerals Corp	88,541
163,704	*	Frank’s International NV	455,097
96,169	e	Frontline Ltd	567,397
76,643	*	Golar LNG Ltd	830,044
243	*	Goodrich Petroleum Corp	2,350
28,378	*	Green Plains Inc	545,141
693,116		Halliburton Co	12,219,635
118,524	*	Helix Energy Solutions Group, Inc	488,319
88,337		Helmerich & Payne, Inc	2,144,822
219,718		Hess Corp	11,860,378
120,558		HollyFrontier Corp	3,431,081
21,753		International Seaways, Inc	348,266
1,558,618		Kinder Morgan, Inc	21,945,341
265,676		Kosmos Energy Ltd	589,801
45,990		Liberty Oilfield Services, Inc	552,800
75,659	*	Magnolia Oil & Gas Corp	640,832
633,150		Marathon Oil Corp	4,584,006
516,897		Marathon Petroleum Corp	22,309,275
95,767	*	Matador Resources Co	1,463,320
116,486		Murphy Oil Corp	1,440,932
5,942	e	Nabors Industries Ltd	424,378
2,620		Nacco Industries, Inc (Class A)	62,801
18,544	*	National Energy Services Reunited Corp	199,904
69,736	*	Newpark Resources, Inc	166,669
107,612	*	NexTier Oilfield Solutions, Inc	357,272
123,418	e	Nordic American Tankers Ltd	365,317
315,488	*	Nov, Inc	3,905,741
664,400		Occidental Petroleum Corp	13,327,864
77,586	*	Oceaneering International, Inc	655,602
52,702	*	Oil States International, Inc	295,131
351,323		ONEOK, Inc	13,993,195
67,330	*	Overseas Shipholding Group, Inc	139,373
31,390	*	Par Pacific Holdings, Inc	416,859
145,895		Patterson-UTI Energy, Inc	897,254
77,186		PBF Energy, Inc	653,765
87,186	*	PDC Energy, Inc	1,892,808
15,792	*,e	Penn Virginia Corp	158,552
349,094		Phillips 66	23,668,573
158,743		Pioneer Natural Resources Co	19,192,029
18	*	PrimeEnergy Corp	644
69,210	*	ProPetro Holding Corp	552,988
166,807	*	Range Resources Corp	1,536,292
29,957	*	Renewable Energy Group, Inc	2,684,147
3,339	*	Rex American Resources Corp	255,433
36,246	*,e	RPC, Inc	161,657
1,107,828		Schlumberger Ltd	24,604,860
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,638	e	Scorpio Tankers, Inc	$530,417
53,591	*,e	Select Energy Services, Inc	269,027
92,169		SFL Corp Ltd	582,508
90,590		SM Energy Co	760,050
23,417		Solaris Oilfield Infrastructure, Inc	213,095
512,480	*	Southwestern Energy Co	1,932,050
11,888	*	Talos Energy, Inc	100,572
188,788		Targa Resources Investments, Inc	5,167,128
114,035	*,e	Tellurian, Inc	345,526
53,122	*	Tidewater, Inc	504,128
461,580	*,e	Transocean Ltd (NYSE)	1,550,909
145,160	*,e	Uranium Energy Corp	236,611
67,083		US Silica Holdings, Inc	546,056
325,043		Valero Energy Corp	18,342,176
112,755	*,e	W&T Offshore, Inc	272,867
975,011		Williams Cos, Inc	20,699,484
53,429		World Fuel Services Corp	1,634,393
		TOTAL ENERGY	681,005,372

FOOD & STAPLES RETAILING - 1.3%
36,277	e	Albertsons Cos, Inc	630,131
25,464		Andersons, Inc	585,672
109,425	*	BJ’s Wholesale Club Holdings, Inc	4,603,510
29,550		Casey’s General Stores, Inc	5,540,034
27,577	*	Chefs’ Warehouse Holdings, Inc	752,576
353,482		Costco Wholesale Corp	124,577,661
55,971	*	Grocery Outlet Holding Corp	2,389,402
41,112	*,e	HF Foods Group Inc	321,907
14,265	e	Ingles Markets, Inc (Class A)	678,443
619,967		Kroger Co	21,388,861
11,089		Natural Grocers by Vitamin C	184,632
101,630	*	Performance Food Group Co	4,764,414
18,482		Pricesmart, Inc	1,735,090
46,433	*	Rite Aid Corp	1,220,724
29,940		SpartanNash Co	554,489
92,802	*	Sprouts Farmers Market, Inc	2,101,965
388,868		SYSCO Corp	27,807,951
44,657	*	United Natural Foods, Inc	1,209,312
174,315	*	US Foods Holding Corp	5,402,022
4,683		Village Super Market (Class A)	98,671
579,839		Walgreens Boots Alliance, Inc	29,136,910
1,117,512		Walmart, Inc	156,999,261
8,600	e	Weis Markets, Inc	423,808
		TOTAL FOOD & STAPLES RETAILING	393,107,446

FOOD, BEVERAGE & TOBACCO - 2.8%
1,659		Alico, Inc	49,272
1,485,157		Altria Group, Inc	61,010,250
438,076		Archer-Daniels-Midland Co	21,908,181
49,739	e	B&G Foods, Inc (Class A)	1,894,061
41,369	*,e	Beyond Meat, Inc	7,366,991
7,104	*	Boston Beer Co, Inc (Class A)	6,513,587
59	*	Bridgford Foods Corp	988
36,900		Brown-Forman Corp (Class A)	2,439,828
144,364		Brown-Forman Corp (Class B)	10,346,568
109,043		Bunge Ltd	7,135,774
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,213		Calavo Growers, Inc	$1,158,470
23,528	*	Cal-Maine Foods, Inc	902,063
153,012		Campbell Soup Co	7,361,407
27,956	*	Celsius Holdings, Inc	1,492,850
3,101,627		Coca-Cola Co	149,343,340
3,562		Coca-Cola Consolidated Inc	950,555
390,414		ConAgra Brands, Inc	13,508,324
127,811		Constellation Brands, Inc (Class A)	26,959,174
126,960	*	Darling International, Inc	7,872,790
7,025	*	Farmer Bros Co	36,811
181,080		Flowers Foods, Inc	4,157,597
22,222		Fresh Del Monte Produce, Inc	543,772
31,206	*	Freshpet, Inc	4,347,308
486,678		General Mills, Inc	28,275,992
66,270	*	Hain Celestial Group, Inc	2,755,838
117,615		Hershey Co	17,105,926
222,482		Hormel Foods Corp	10,425,507
97,841	*	Hostess Brands, Inc	1,501,859
52,693		Ingredion, Inc	3,976,741
12,260		J&J Snack Foods Corp	1,871,612
88,225		J.M. Smucker Co	10,270,272
7,801		John B. Sanfilippo & Son, Inc	627,434
200,905		Kellogg Co	11,841,341
356,707		Keurig Dr Pepper, Inc	11,343,283
516,617		Kraft Heinz Co	17,311,836
117,174		Lamb Weston Holdings, Inc	8,752,898
15,457		Lancaster Colony Corp	2,698,483
25,890	*	Landec Corp	275,987
10,800		Limoneira Co	172,476
199,146		McCormick & Co, Inc	17,831,533
10,618		MGP Ingredients, Inc	614,782
137,855		Molson Coors Brewing Co (Class B)	6,914,807
1,134,550		Mondelez International, Inc	62,899,452
297,018	*	Monster Beverage Corp	25,790,073
8,868	e	National Beverage Corp	1,343,857
54,771	*	NewAge, Inc	167,052
1,115,621		PepsiCo, Inc	152,360,360
1,247,889		Philip Morris International, Inc	99,394,359
44,477	*	Pilgrim’s Pride Corp	861,964
50,184	*	Post Holdings, Inc	4,759,952
126,721		Primo Water Corp	1,957,839
16,772		Sanderson Farms, Inc	2,284,179
229		Seaboard Corp	720,482
4,345	*	Seneca Foods Corp	157,506
65,281	*	Simply Good Foods Co	1,863,120
13,180	e	Tootsie Roll Industries, Inc	521,664
46,154	*	TreeHouse Foods, Inc	1,949,083
7,811		Turning Point Brands, Inc	367,898
230,386		Tyson Foods, Inc (Class A)	14,816,124
20,406		Universal Corp	936,023
111,224		Vector Group Ltd	1,305,770
5,612	*	Vital Farms, Inc	138,785
		TOTAL FOOD, BEVERAGE & TOBACCO	866,464,110
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
61,406	*	1Life Healthcare, Inc	$3,107,144
1,385,436		Abbott Laboratories	171,226,035
35,497	*	Abiomed, Inc	12,361,830
70,184	*	Acadia Healthcare Co, Inc	3,556,925
25,306	*,e	Accelerate Diagnostics, Inc	259,640
9,032	*	Accolade, Inc	457,832
80,912	*	Accuray, Inc	399,705
7,688	*	Acutus Medical, Inc	199,042
19,506	*	AdaptHealth Corp	746,495
9,851	*	Addus HomeCare Corp	1,108,730
62,594	*	Align Technology, Inc	32,885,636
134,292	*	Allscripts Healthcare Solutions, Inc	2,215,818
46,308	*	Alphatec Holdings Inc	689,063
25,266	*	Amedisys, Inc	7,259,174
34,694	*	American Well Corp	1,228,515
116,023		AmerisourceBergen Corp	12,089,597
37,014	*	AMN Healthcare Services, Inc	2,669,450
23,243	*	Angiodynamics, Inc	435,574
127,038	*	Antares Pharma, Inc	556,426
199,172		Anthem, Inc	59,150,101
21,471	*	Apollo Medical Holdings, Inc	472,362
35,479	*	Apyx Medical Corp	329,600
84,299	*,e	Aspira Women’s Health, Inc	751,947
33,158	*	AtriCure, Inc	1,930,790
1,158		Atrion Corp	754,402
737	*	Avalon GloboCare Corp	914
38,326	*	Avanos Medical, Inc	1,736,168
29,631	*,e	AxoGen, Inc	514,098
24,863	*,e	Axonics Modulation Technologies, Inc	1,285,417
407,967		Baxter International, Inc	31,344,105
221,495		Becton Dickinson & Co	57,985,176
2,803	*	Bellerophon Therapeutics, Inc	19,397
9,619	*,e	Beyond Air, Inc	56,944
10,755	*	BioLife Solutions Inc	407,830
13,421	*,e	BioSig Technologies Inc	59,455
27,717	*	BioTelemetry, Inc	1,980,657
1,144,989	*	Boston Scientific Corp	40,578,410
150,915	*	Brookdale Senior Living, Inc	745,520
30,287	*	Cantel Medical Corp	2,391,764
234,092		Cardinal Health, Inc	12,577,763
28,182	*	Cardiovascular Systems, Inc	1,267,908
9,775	*	Castle Biosciences, Inc	653,263
460,178	*	Centene Corp	27,748,733
242,854		Cerner Corp	19,455,034
132,922	*	Cerus Corp	875,956
190,795	*	Change Healthcare, Inc	4,552,369
10,887	*,e	Chembio Diagnostics, Inc	71,745
12,389		Chemed Corp	6,416,263
283,793		Cigna Corp	61,597,271
20,650	*,e	Co-Diagnostics, Inc	265,146
66,658	*	Community Health Systems, Inc	621,253
7,207		Computer Programs & Systems, Inc	221,831
21,853		Conmed Corp	2,445,351
38,925		Cooper Cos, Inc	14,170,257
6,698	*	Corvel Corp	661,896
89,996	*	Covetrus, Inc	3,066,164
23,078	*	Cross Country Healthcare, Inc	202,163
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,530	*	CryoLife, Inc	$563,073
27,736	*,e	CryoPort, Inc	1,891,595
7,978	*	Cutera, Inc	193,147
1,044,792		CVS Health Corp	74,859,347
39,693	*	CytoSorbents Corp	416,380
504,932		Danaher Corp	120,093,027
62,273	*	DaVita, Inc	7,308,982
174,566		Dentsply Sirona, Inc	9,337,535
73,740	*	DexCom, Inc	27,641,439
4,189	*	Eargo, Inc	220,258
496,667	*	Edwards Lifesciences Corp	41,014,761
13,523	*	Electromed, Inc	134,419
78,151		Encompass Health Corp	6,283,340
40,188		Ensign Group, Inc	3,145,917
126,416	*	Envista Holdings Corp	4,492,825
34,826	*	Enzo Biochem, Inc	98,209
61,468	*	Evolent Health, Inc	1,049,259
121	*	Exagen, Inc	1,900
10,778	*,e	Fulgent Genetics, Inc	1,190,861
58,482	*	GenMark Diagnostics, Inc	807,636
34,414	*	Glaukos Corp	3,052,178
58,427	*	Globus Medical, Inc	3,604,362
65,797	*	Guardant Health, Inc	10,231,434
39,411	*	Haemonetics Corp	4,504,283
27,137	*	Hanger Inc	556,037
214,316		HCA Healthcare, Inc	34,822,064
26,210	*,e	Health Catalyst, Inc	1,302,113
59,024	*	HealthEquity, Inc	4,931,455
16,111	*	HealthStream, Inc	375,064
113,676	*	Henry Schein, Inc	7,485,565
5,193	*	Heska Corp	869,100
53,659		Hill-Rom Holdings, Inc	5,153,410
68,244	*	HMS Holdings Corp	2,512,744
205,747	*	Hologic, Inc	16,404,208
106,203		Humana, Inc	40,687,431
20,965	*,e	iCAD, Inc	318,458
15,759	*	ICU Medical, Inc	3,222,400
67,670	*	IDEXX Laboratories, Inc	32,392,276
5,998	*	Inari Medical, Inc	572,329
16,221	*	InfuSystem Holdings, Inc	285,814
14,803	*	Inogen, Inc	724,311
60,850	*	Inovalon Holdings, Inc	1,484,740
20,781	*	Inspire Medical Systems, Inc	4,187,579
52,636	*	Insulet Corp	14,063,286
26,543	*	Integer Holding Corp	1,958,873
57,153	*	Integra LifeSciences Holdings Corp	3,774,384
22,271	*	Intersect ENT, Inc	500,429
13,721	*	IntriCon Corp	251,506
92,917	*	Intuitive Surgical, Inc	69,468,466
23,873		Invacare Corp	223,451
161	*	iRadimed Corp	3,983
22,977	*	iRhythm Technologies, Inc	3,869,786
10,769	*	Joint Corp	350,316
77,788	*	Laboratory Corp of America Holdings	17,806,451
52,912	*	Lantheus Holdings, Inc	860,878
17,094		LeMaitre Vascular, Inc	821,538
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,082	*	LENSAR, Inc	$56,493
23,977	*	LHC Group, Inc	4,776,698
39,946	*	LivaNova plc	2,512,603
19,000	*	Magellan Health Services, Inc	1,785,620
39,158	*	Masimo Corp	10,021,315
129,274		McKesson Corp	22,554,435
65,575	*	MEDNAX, Inc	1,788,230
1,073,429		Medtronic plc	119,504,851
32,063	*	Meridian Bioscience, Inc	708,592
42,447	*	Merit Medical Systems, Inc	2,298,505
3,778		Mesa Laboratories, Inc	1,047,035
83,334	*,e	Milestone Scientific, Inc	235,002
7,622	*	Misonix Inc	104,879
9,334	*	ModivCare, Inc	1,480,092
47,062	*	Molina Healthcare, Inc	10,052,914
10,302		National Healthcare Corp	659,843
14,060		National Research Corp	636,918
23,183	*	Natus Medical, Inc	564,970
42,090	*	Neogen Corp	3,403,818
26,583	*	Nevro Corp	4,300,864
44,547	*	NextGen Healthcare, Inc	881,140
80,771	*	Novocure Ltd	13,000,900
41,563	*	NuVasive, Inc	2,233,596
18,282	*	Oak Street Health, Inc	948,287
33,575	*	Omnicell, Inc	3,955,135
6,175	*,e	Ontrak, Inc	489,616
10,801	*	OptimizeRx Corp	487,557
35,653	*	Option Care Health, Inc	658,867
57,644	*	OraSure Technologies, Inc	877,918
10,818	*	Orthofix Medical Inc	437,155
8,748	*	OrthoPediatrics Corp	403,983
7,332	*	Outset Medical, Inc	380,018
58,496		Owens & Minor, Inc	1,701,064
68,738		Patterson Cos, Inc	2,177,620
94,787	*,e	PAVmed, Inc	194,313
20,518	*	Pennant Group, Inc	1,103,253
26,313	*	Penumbra, Inc	6,870,061
19,145	*,e	PetIQ, Inc	663,566
22,750	*	Phreesia, Inc	1,485,348
92,131		Premier, Inc	3,120,477
21,500	*	Progyny, Inc	1,005,555
8,672	*	Pulmonx Corp	491,876
26,726	*,e	Pulse Biosciences, Inc	912,693
107,040		Quest Diagnostics, Inc	13,824,216
29,798	*	Quidel Corp	7,478,404
49,325	*	Quotient Ltd	298,910
87,305	*	R1 RCM, Inc	2,202,705
33,988	*	RadNet, Inc	608,725
22,676	*	Repro-Med Systems, Inc	91,611
115,401		Resmed, Inc	23,261,380
10,615	*,e	Retractable Technologies, Inc	170,795
31,391	*	Rockwell Medical, Inc	37,669
23,866	*	Schrodinger, Inc	2,155,816
18,396	*	SeaSpine Holdings Corp	299,119
90,219	*	Select Medical Holdings Corp	2,318,628
11,192	*,e	Sharps Compliance Corp	147,958
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,588	*	Shockwave Medical Inc	$2,621,112
20,661	*	SI-BONE, Inc	604,954
43,122	*	Sientra, Inc	202,242
22,703	*	Silk Road Medical Inc	1,237,995
11,450		Simulations Plus, Inc	906,153
261	*,e	Soliton Inc	2,834
36,743	*	Staar Surgical Co	3,769,097
38,241	*,e	Stereotaxis, Inc	183,939
66,878		STERIS plc	12,513,543
278,205		Stryker Corp	61,486,087
50,925	*	Surgalign Holdings, Inc	85,554
17,669	*	Surgery Partners, Inc	658,700
12,880	*	SurModics, Inc	586,040
16,191	*,e	Tabula Rasa HealthCare, Inc	919,487
17,101	*	Tactile Systems Technology, Inc	932,860
47,849	*	Tandem Diabetes Care, Inc	4,433,210
9,395	*	Tela Bio, Inc	134,349
85,320	*,e	Teladoc, Inc	22,509,976
37,182		Teleflex, Inc	14,041,039
85,226	*	Tenet Healthcare Corp	4,028,633
35,343	*,e	Tivity Health, Inc	796,985
19,671	*	Transmedics Group, Inc	448,105
20,488	*	Triple-S Management Corp (Class B)	480,034
757,883		UnitedHealth Group, Inc	252,814,611
58,922		Universal Health Services, Inc (Class B)	7,346,395
10,927	e	US Physical Therapy, Inc	1,314,955
1,543		Utah Medical Products, Inc	133,732
15,842	*,e	Vapotherm, Inc	547,341
22,834	*	Varex Imaging Corp	442,066
72,565	*	Varian Medical Systems, Inc	12,740,237
107,114	*	Veeva Systems, Inc	29,610,594
27,859	*	Viemed Healthcare, Inc	233,737
87,814	*	ViewRay, Inc	389,894
26,060	*	Vocera Communications, Inc	1,145,337
33,558	*,e	VolitionRX Ltd	154,702
58,756		West Pharmaceutical Services, Inc	17,596,834
166,312		Zimmer Biomet Holdings, Inc	25,557,165
17,649	*,e	Zynex Inc	318,917
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,976,993,722

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
28,978	*	BellRing Brands, Inc	674,028
8,914	*	Central Garden & Pet Co	376,973
32,738	*	Central Garden and Pet Co (Class A)	1,276,782
196,741		Church & Dwight Co, Inc	16,610,843
101,159		Clorox Co	21,188,764
675,510		Colgate-Palmolive Co	52,689,780
228,552		Coty, Inc	1,455,876
44,425		Edgewell Personal Care Co	1,483,795
31,250	*	elf Beauty, Inc	680,000
50,651		Energizer Holdings, Inc	2,220,540
177,477		Estee Lauder Cos (Class A)	41,999,932
73,606	*	Herbalife Nutrition Ltd	3,750,962
14,349		Inter Parfums, Inc	892,221
272,168		Kimberly-Clark Corp	35,953,393
8,497	*	Lifevantage Corp	75,963
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,701		Medifast, Inc	$2,041,864
3,947	*	Nature’s Sunshine Products, Inc	63,349
42,576		Nu Skin Enterprises, Inc (Class A)	2,463,873
2,626		Oil-Dri Corp of America	91,043
1,957,918		Procter & Gamble Co	251,024,667
5,496	*,e	Revlon, Inc (Class A)	63,204
38,567		Reynolds Consumer Products Inc	1,157,010
34,652		Spectrum Brands Holdings, Inc	2,618,652
9,429	*	USANA Health Sciences, Inc	780,344
62,696	*	Veru, Inc	552,979
11,077		WD-40 Co	3,371,949
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	445,558,786

INSURANCE - 2.0%
565,899		Aflac, Inc	25,567,317
11,028		Alleghany Corp	6,251,222
239,478		Allstate Corp	25,667,252
27,286	*	AMBAC Financial Group, Inc	393,464
74,987		American Equity Investment Life Holding Co	2,188,871
59,470		American Financial Group, Inc	5,598,506
690,588		American International Group, Inc	25,855,615
5,917		American National Group, Inc	522,944
15,859		Amerisafe, Inc	880,175
182,738		Aon plc	37,114,088
314,852	*	Arch Capital Group Ltd	9,889,501
28,722	*	Argo Group International Holdings Ltd	1,158,933
150,251		Arthur J. Gallagher & Co	17,340,468
47,110		Assurant, Inc	6,381,992
68,646		Assured Guaranty Ltd	2,454,095
86,007	*	Athene Holding Ltd	3,516,826
65,605		Axis Capital Holdings Ltd	3,011,270
70,252	*	Brighthouse Financial, Inc	2,484,111
186,831		Brown & Brown, Inc	8,050,548
31,729	*	BRP Group, Inc	736,430
361,495		Chubb Ltd	52,658,977
119,862		Cincinnati Financial Corp	10,079,196
32,342	*,e	Citizens, Inc (Class A)	195,669
17,446		CNA Financial Corp	670,275
117,062		Conseco, Inc	2,482,885
563		Crawford & Co	4,284
3,646		Donegal Group, Inc (Class A)	50,570
20,917	*	eHealth, Inc	1,000,878
30,945		Employers Holdings, Inc	943,823
10,221	*	Enstar Group Ltd	2,046,346
20,134		Erie Indemnity Co (Class A)	4,894,575
31,357		Everest Re Group Ltd	6,618,836
7,141		FBL Financial Group, Inc (Class A)	400,182
6,057		FedNat Holding Co	31,496
221,273		Fidelity National Financial Inc	8,032,210
85,558		First American Financial Corp	4,473,828
408,179	*	Genworth Financial, Inc (Class A)	1,159,228
83,796		Globe Life, Inc	7,574,320
32,833	*	GoHealth, Inc	437,007
10,442		Goosehead Insurance, Inc	1,395,051
26,615	*,e	Greenlight Capital Re Ltd (Class A)	199,879
30,198		Hanover Insurance Group, Inc	3,396,369
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

285,630		Hartford Financial Services Group, Inc	$13,715,953
8,950		HCI Group, Inc	497,889
33,356		Heritage Insurance Holdings, Inc	310,878
38,394		Horace Mann Educators Corp	1,503,893
2,871		Independence Holding Co	110,562
763		Investors Title Co	109,109
26,064		James River Group Holdings Ltd	1,159,327
50,135		Kemper Corp	3,526,997
16,754		Kinsale Capital Group, Inc	3,142,380
10,057	*	Lemonade, Inc	1,460,779
147,973		Lincoln National Corp	6,731,292
190,583		Loews Corp	8,631,504
10,825	*	Markel Corp	10,494,621
406,290		Marsh & McLennan Cos, Inc	44,655,334
58,050	*	MBIA, Inc	356,427
23,043		Mercury General Corp	1,221,509
609,883		Metlife, Inc	29,365,866
1,920		National Western Life Group, Inc	345,600
5,736	*	NI Holdings, Inc	97,512
228,956		Old Republic International Corp	4,144,104
16,616	*	Palomar Holdings, Inc	1,654,787
31,948		Primerica, Inc	4,450,676
216,284		Principal Financial Group	10,656,313
45,009		ProAssurance Corp	825,015
470,165		Progressive Corp	40,993,686
9,175	*	ProSight Global, Inc	114,229
3,923		Protective Insurance Corp	55,197
313,350		Prudential Financial, Inc	24,529,038
53,709		Reinsurance Group of America, Inc (Class A)	5,642,130
40,736		RenaissanceRe Holdings Ltd	6,128,324
31,029		RLI Corp	3,002,987
12,226		Safety Insurance Group, Inc	897,877
45,095		Selective Insurance Group, Inc	2,930,273
24,953	*	Selectquote, Inc	527,007
14,719		State Auto Financial Corp	243,452
20,810		Stewart Information Services Corp	965,168
64,678	*	Third Point Reinsurance Ltd	596,978
14,139		Tiptree Inc	68,857
202,396		Travelers Cos, Inc	27,586,575
24,112	*	Trupanion, Inc	2,705,366
13,269		United Fire Group Inc	365,428
12,036		United Insurance Holdings Corp	61,143
23,291		Universal Insurance Holdings, Inc	311,867
150,715		Unum Group	3,501,109
110,881		W.R. Berkley Corp	6,890,145
15,218	*	Watford Holdings Ltd	525,934
2,469		White Mountains Insurance Group Ltd	2,518,380
102,793		Willis Towers Watson plc	20,860,811
		TOTAL INSURANCE	594,999,800

MATERIALS - 2.7%
14,330		Advanced Emissions Solutions, Inc	72,653
21,904	*	AdvanSix, Inc	466,993
176,838		Air Products & Chemicals, Inc	47,173,305
84,397		Albemarle Corp	13,728,016
140,859	*	Alcoa Corp	2,535,462
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

100,911	*	Allegheny Technologies, Inc	$1,716,496
1,258,648		Amcor plc	13,769,609
17,284		American Vanguard Corp	286,050
85,983	*	Amyris, Inc	808,240
54,067		Aptargroup, Inc	7,189,289
79,324	*	Arconic Corp	1,998,965
15,547		Ardagh Group S.A.	264,299
43,074		Ashland Global Holdings, Inc	3,445,489
66,587		Avery Dennison Corp	10,045,981
71,357		Avient Corp	2,742,249
165,381	*	Axalta Coating Systems Ltd	4,463,633
25,874		Balchem Corp	2,769,294
254,902		Ball Corp	22,436,474
105,234	*	Berry Global Group, Inc	5,195,403
48,358		Cabot Corp	2,123,400
11,651		Caledonia Mining Corp plc	175,114
37,844		Carpenter Technology Corp	1,182,247
91,951		Celanese Corp (Series A)	11,231,815
38,515	*	Century Aluminum Co	375,521
167,177		CF Industries Holdings, Inc	6,917,784
5,739		Chase Corp	575,277
130,519		Chemours Co	3,437,870
13,347	*	Clearwater Paper Corp	508,254
319,384		Cleveland-Cliffs, Inc	4,899,351
197,229	*	Coeur Mining, Inc	1,784,922
95,395		Commercial Metals Co	1,878,327
28,562		Compass Minerals International, Inc	1,664,022
600,338		Corteva, Inc	23,929,473
102,169	*	Crown Holdings, Inc	9,210,535
46,986		Domtar Corp	1,408,170
595,062		Dow, Inc	30,883,718
589,083		DuPont de Nemours, Inc	46,802,644
32,403		Eagle Materials, Inc	3,565,302
108,374		Eastman Chemical Co	10,658,583
199,173		Ecolab, Inc	40,732,870
178,521		Element Solutions, Inc	3,040,213
75,640	*	Ferro Corp	1,043,076
48,283	*,†	Ferroglobe plc	0
101,502		FMC Corp	10,991,652
25,160	*	Forterra, Inc	460,428
1,156,235	*	Freeport-McMoRan, Inc (Class B)	31,114,284
25,108		FutureFuel Corp	333,936
18,794	*	Gatos Silver, Inc	248,269
40,309	*	GCP Applied Technologies, Inc	999,260
39,258		Glatfelter Corp	614,388
35,140		Gold Resource Corp	99,095
204,627		Graphic Packaging Holding Co	3,204,459
21,501		Greif, Inc (Class A)	970,985
5,983		Greif, Inc (Class B)	273,423
41,573		H.B. Fuller Co	2,115,650
7,702		Hawkins, Inc	423,071
7,327		Haynes International, Inc	169,913
412,255		Hecla Mining Co	2,345,731
156,767		Huntsman Corp	4,141,784
31,924	*	Ingevity Corp	2,097,088
21,475		Innospec, Inc	1,885,290
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

85,214	e	International Flavors & Fragrances, Inc	$9,576,349
312,318		International Paper Co	15,712,719
16,708	*	Intrepid Potash, Inc	379,773
15,164		Kaiser Aluminum Corp	1,314,719
12,426	*	Koppers Holdings, Inc	413,537
24,477	*	Kraton Corp	687,314
17,841		Kronos Worldwide, Inc	252,629
421,729		Linde plc	103,492,297
117,330	*	Livent Corp	2,137,753
84,912		Louisiana-Pacific Corp	3,227,505
205,418		LyondellBasell Industries NV	17,616,648
1,527	*	Marrone Bio Innovations, Inc	2,535
49,607		Martin Marietta Materials, Inc	14,257,548
16,456		Materion Corp	1,122,135
31,379		Minerals Technologies, Inc	1,933,888
275,862		Mosaic Co	7,161,377
24,595		Myers Industries, Inc	493,130
15,338		Neenah Inc	781,011
5,681		NewMarket Corp	2,228,031
644,636		Newmont Goldcorp Corp	38,420,306
187,119	*	Novagold Resources Inc	1,706,525
240,825		Nucor Corp	11,735,402
131,800		O-I Glass, Inc	1,665,952
116,854		Olin Corp	2,793,979
5,860		Olympic Steel, Inc	79,989
44,569		Orion Engineered Carbons SA	678,786
75,006		Packaging Corp of America	10,085,307
23,022	*	Pactiv Evergreen, Inc	325,301
187,638		PPG Industries, Inc	25,276,715
33,843		PQ Group Holdings, Inc	466,356
10,422		Quaker Chemical Corp	2,731,919
24,034	*	Ranpak Holdings Corp	416,750
52,090	*	Rayonier Advanced Materials, Inc	360,463
49,729		Reliance Steel & Aluminum Co	5,772,542
52,644		Royal Gold, Inc	5,626,591
100,140		RPM International, Inc	8,258,546
11,406	*	Ryerson Holding Corp	140,750
15,755		Schnitzer Steel Industries, Inc (Class A)	465,088
25,956		Schweitzer-Mauduit International, Inc	964,006
32,804		Scotts Miracle-Gro Co (Class A)	7,263,134
123,976		Sealed Air Corp	5,240,465
32,817		Sensient Technologies Corp	2,314,583
65,854		Sherwin-Williams Co	45,557,797
62,514		Silgan Holdings, Inc	2,277,385
79,827		Sonoco Products Co	4,622,782
68,660		Southern Copper Corp (NY)	4,559,711
159,087		Steel Dynamics, Inc	5,451,911
17,654		Stepan Co	1,989,253
93,665	*	Summit Materials, Inc	1,922,942
66,599		SunCoke Energy, Inc	328,333
79,910	*	TimkenSteel Corp	401,947
9,133	*	Trecora Resources	57,629
15,869		Tredegar Corp	231,529
33,542		Trinseo S.A.	1,704,940
72,312		Tronox Holdings plc	1,109,989
3,261	*	UFP Technologies, Inc	150,039
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

834		United States Lime & Minerals, Inc	$100,914
166,316	e	United States Steel Corp	2,953,772
18,032	*	US Concrete, Inc	798,637
146,705		Valvoline, Inc	3,482,777
28,800		Verso Corp	331,200
106,038		Vulcan Materials Co	15,814,507
41,260		Warrior Met Coal, Inc	949,805
27,085		Westlake Chemical Corp	2,070,919
205,389		WestRock Co	8,509,266
30,297		Worthington Industries, Inc	1,585,745
45,169		WR Grace and Co	2,620,705
		TOTAL MATERIALS	836,789,881

MEDIA & ENTERTAINMENT - 8.3%
614,824		Activision Blizzard, Inc	55,948,984
240,845	*	Alphabet, Inc (Class A)	440,110,519
233,302	*	Alphabet, Inc (Class C)	428,281,813
234,374	*	Altice USA, Inc	8,336,683
41,613		AMC Entertainment Holdings, Inc	551,788
28,698	*	AMC Networks, Inc	1,418,255
8,647	*	Boston Omaha Corp	236,063
4,277		Cable One, Inc	8,554,000
21,021	*	Cardlytics, Inc	2,570,238
68,080	*	Cargurus, Inc	1,991,340
71,877	*	Cars.com, Inc	834,492
115,898	*	Charter Communications, Inc	70,414,989
87,962	e	Cinemark Holdings, Inc	1,780,351
3,631,152		Comcast Corp (Class A)	179,996,205
37,208	*	comScore, Inc	118,694
470	*	Daily Journal Corp	156,980
39,986	*	DHI Group, Inc	99,965
124,466	*,e	Discovery, Inc (Class A)	5,155,382
246,061	*	Discovery, Inc (Class C)	8,619,517
195,197	*	DISH Network Corp (Class A)	5,664,617
228,799		Electronic Arts, Inc	32,764,017
63,454		Emerald Holding, Inc	257,623
93,806		Entercom Communications Corp (Class A)	436,198
41,363		Entravision Communications Corp (Class A)	132,362
118,250	*,e	Eros International plc	224,675
51,662	*,e	Eventbrite Inc	922,167
11,437	*	EverQuote Inc	515,351
35,051		EW Scripps Co (Class A)	519,105
1,924,759	*	Facebook, Inc	497,222,992
14,369	*	Fluent, Inc	77,880
270,850		Fox Corp (Class A)	8,445,103
126,403		Fox Corp (Class B)	3,778,186
5,234	*	Gaia, Inc	47,839
114,436	*	Glu Mobile, Inc	1,008,181
74,658	*	Gray Television, Inc	1,272,919
9,282	*	Hemisphere Media Group, Inc	96,904
60,014	*	IAC/InterActive Corp	12,599,939
48,581	*	iHeartMedia, Inc	706,368
40,111	*	Imax Corp	758,098
304,222		Interpublic Group of Cos, Inc	7,322,624
39,246		John Wiley & Sons, Inc (Class A)	1,790,010
6,535	*,e	Liberty Braves Group (Class A)	178,798
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,020	*	Liberty Braves Group (Class C)	$884,276
19,905	*	Liberty Broadband Corp (Class A)	2,889,609
130,091	*	Liberty Broadband Corp (Class C)	18,999,718
19,292	*	Liberty Media Group (Class A)	699,335
159,375	*	Liberty Media Group (Class C)	6,411,656
65,450	*	Liberty SiriusXM Group (Class A)	2,645,489
137,420	*	Liberty SiriusXM Group (Class C)	5,573,755
73,663	*	Liberty TripAdvisor Holdings, Inc	300,545
47,510	*	Lions Gate Entertainment Corp (Class A)	664,665
92,384	*	Lions Gate Entertainment Corp (Class B)	1,141,866
113,788	*	Live Nation, Inc	7,561,213
18,131	*,e	LiveXLive Media, Inc	69,079
10,380		Loral Space & Communications, Inc	263,652
14,556	*	Madison Square Garden Co	2,356,471
14,556	*	Madison Square Garden Entertainment Corp	1,291,845
26,238		Marcus Corp	461,789
178,475	*	Match Group, Inc	24,961,513
8,185	*	MediaAlpha, Inc	450,175
35,804		Meredith Corp	785,182
39,398	*	MSG Networks, Inc	680,403
49,795		National CineMedia, Inc	207,396
340,880	*	Netflix, Inc	181,481,103
130,408		New York Times Co (Class A)	6,466,933
313,449		News Corp (Class A)	6,080,911
99,469		News Corp (Class B)	1,877,975
33,417		Nexstar Media Group Inc	3,798,510
166,828		Omnicom Group, Inc	10,406,731
321,898	*	Pinterest, Inc	22,053,232
43,758	*	QuinStreet, Inc	926,357
86,813	*	Roku, Inc	33,772,861
1,557		Saga Communications, Inc	35,032
23,890		Scholastic Corp	615,645
39,577		Sinclair Broadcast Group, Inc (Class A)	1,247,071
926,441	e	Sirius XM Holdings, Inc	5,799,521
105,160	*	Spotify Technology S.A.	33,125,400
90,063	*	Take-Two Interactive Software, Inc	18,053,128
20,403	*	TechTarget, Inc	1,524,104
179,899		TEGNA, Inc	2,883,781
13,052		Tribune Publishing Co	190,690
77,824	*	TripAdvisor, Inc	2,410,209
91,287	*	TrueCar, Inc	408,966
624,187	*	Twitter, Inc	31,540,169
7,817		ViacomCBS, Inc (Class A)	380,375
434,819		ViacomCBS, Inc (Class B)	21,088,721
1,449,201	*	Walt Disney Co	243,712,132
42,232	*	WideOpenWest, Inc	449,771
36,271		World Wrestling Entertainment, Inc (Class A)	2,043,145
59,867	*	Yelp, Inc	1,951,066
46,263	*	Zillow Group, Inc (Class A)	6,417,603
115,295	*	Zillow Group, Inc (Class C)	15,041,386
707,420	*	Zynga, Inc	7,010,532
		TOTAL MEDIA & ENTERTAINMENT	2,534,010,906

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
46,279	*	10X Genomics, Inc	7,920,651
5,492	*	89bio, Inc	111,488
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,413,569		AbbVie, Inc	$144,862,551
55,363	*	Abeona Therapeutics, Inc	105,743
88,266	*	Acadia Pharmaceuticals, Inc	4,241,181
41,617	*	Acceleron Pharma, Inc	4,808,012
68,121	*	AcelRx Pharmaceuticals, Inc	149,866
60,834	*	Adaptive Biotechnologies Corp	3,374,462
50,388	*,e	ADMA Biologics, Inc	111,861
68,997	*	Adverum Biotechnologies, Inc	850,733
34,304	*	Aeglea BioTherapeutics, Inc	238,413
29,880	*	Aerie Pharmaceuticals, Inc	513,637
57,863	*	Affimed NV	331,555
118,690	*	Agenus, Inc	436,779
72,464	*,e	Agile Therapeutics, Inc	204,348
247,637		Agilent Technologies, Inc	29,758,538
47,081	*	Agios Pharmaceuticals, Inc	2,211,395
108,921	*	Akebia Therapeutics, Inc	352,904
10,592	*	Akero Therapeutics, Inc	311,617
11,326	*	Akouos, Inc	180,310
10,417	*	Albireo Pharma, Inc	381,991
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
37,646	*	Alector, Inc	633,959
170,364	*	Alexion Pharmaceuticals, Inc	26,121,912
8,028	*	Aligos Therapeutics, Inc	226,149
125,057	*	Alkermes plc	2,624,946
19,825	*	Allakos, Inc	2,643,267
42,271	*	Allogene Therapeutics, Inc	1,466,804
14,074	*	Allovir, Inc	514,686
92,589	*	Alnylam Pharmaceuticals, Inc	13,932,793
7,482	*	ALX Oncology Holdings, Inc	592,948
468,794		Amgen, Inc	113,180,935
199,360	*	Amicus Therapeutics, Inc	3,769,898
93,531	*,e	Amneal Pharmaceuticals, Inc	449,884
30,621	*	Amphastar Pharmaceuticals, Inc	556,690
16,335	*	AnaptysBio, Inc	423,403
35,161	*,e	Anavex Life Sciences Corp	220,811
5,085	*	ANI Pharmaceuticals, Inc	145,126
8,992	*	Anika Therapeutics, Inc	332,794
9,685	*	Annexon, Inc	213,070
45,552	*	Apellis Pharmaceuticals, Inc	2,016,587
29,630	*,e	Applied Genetic Technologies Corp	116,742
9,675	*	Applied Molecular Transport, Inc	339,109
13,096	*,e	Applied Therapeutics, Inc	274,230
5,480	*,e	Aprea Therapeutics, Inc	30,250
48,662	*,e	Aptinyx, Inc	169,344
16,175	*,e	Aquestive Therapeutics, Inc	85,566
13,967	*,e	Aravive Inc	73,327
17,502	*,e	Arcturus Therapeutics Holdings, Inc	1,268,195
33,045	*	Arcus Biosciences, Inc	1,147,653
13,405	*	Arcutis Biotherapeutics, Inc	365,822
51,662	*	Ardelyx, Inc	350,785
45,811	*	Arena Pharmaceuticals, Inc	3,401,009
80,693	*	Arrowhead Pharmaceuticals Inc	6,227,079
26,480	*	Arvinas, Inc	1,997,651
23,728	*	Assembly Biosciences, Inc	132,402
57,834	*	Atara Biotherapeutics, Inc	1,067,616
10,736	*	Atea Pharmaceuticals, Inc	783,728
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

56,635	*	Athenex, Inc	$740,219
141,303	*,e	Athersys, Inc	273,421
10,217	*	Athira Pharma, Inc	217,826
20,083	*	Atreca, Inc	261,079
395,451	*	Avantor, Inc	11,661,850
18,249	*,e	Avenue Therapeutics, Inc	108,034
17,272	*	AVEO Pharmaceuticals, Inc	136,967
44,172	*	Avid Bioservices, Inc	644,469
13,061	*	Avidity Biosciences, Inc	298,836
26,435	*	Avrobio, Inc	378,285
37,400	*	Axcella Health, Inc	203,456
22,210	*	Axsome Therapeutics, Inc	1,512,279
1,870	*,e	Aytu BioScience, Inc	13,352
30,904	*,e	Beam Therapeutics, Inc	2,980,073
14,560	*	Berkeley Lights, Inc	1,048,320
14,536	*	Beyondspring Inc	176,467
141,139	*	BioCryst Pharmaceuticals, Inc	1,202,504
61,266	*	BioDelivery Sciences International, Inc	235,874
125,588	*	Biogen, Inc	35,492,425
38,392	*	Biohaven Pharmaceutical Holding Co Ltd	3,271,766
144,448	*	BioMarin Pharmaceutical, Inc	11,957,405
16,874	*	Bio-Rad Laboratories, Inc (Class A)	9,681,795
30,598		Bio-Techne Corp	9,941,596
10,249	*	Bioxcel Therapeutics Inc	474,734
12,879	*	Black Diamond Therapeutics, Inc	319,013
51,175	*	Bluebird Bio, Inc	2,279,846
43,480	*	Blueprint Medicines Corp	4,206,690
31,725	*	BrainStorm Cell Therapeutics, Inc	191,619
73,820	*,e	Bridgebio Pharma, Inc	4,190,012
1,815,259		Bristol-Myers Squibb Co	111,511,360
82,864		Bruker BioSciences Corp	4,796,997
8,485	*	C4 Therapeutics, Inc	306,478
6,432	*,e	Cabaletta Bio, Inc	83,809
83,101	*	Calithera Biosciences, Inc	238,500
4,890	*,e	Calyxt, Inc	43,423
33,868	*,e	Cara Therapeutics, Inc	633,332
37,501	*	CareDx, Inc	2,866,201
32,782	*	CASI Pharmaceuticals, Inc	110,148
18,897	*,e	Cassava Sciences, Inc	374,539
27,064	*,e	Catabasis Pharmaceuticals, Inc	112,316
129,794	*	Catalent, Inc	14,932,800
78,821	*	Catalyst Pharmaceuticals, Inc	286,908
7,851	*	Cellular Biomedicine Group, Inc	153,880
29,568	*,e	CEL-SCI Corp	737,722
68	*	Centogene NV	718
78,552	*	Cerecor Inc	247,439
39,110	*	Charles River Laboratories International, Inc	10,131,445
97,406	*,e	Checkpoint Therapeutics Inc	316,569
39,554	*	ChemoCentryx, Inc	2,254,974
41,097	*	Chiasma, Inc	162,744
86,489	*	Chimerix, Inc	733,427
27,694	*	Chinook Therapeutics, Inc	392,424
34,246	*	ChromaDex Corp	162,326
51,151	*	Cidara Therapeutics, Inc	125,320
64,876	*,e	Clovis Oncology, Inc	512,520
41,571	*	Codexis, Inc	968,189
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,985	*	Coherus Biosciences, Inc	$883,318
25,433	*	Collegium Pharmaceutical, Inc	613,953
30,891	*	Concert Pharmaceuticals, Inc	323,429
22,574	*	Constellation Pharmaceuticals, Inc	744,265
26,842	*	ContraFect Corp	131,257
55,322	*,e	Corbus Pharmaceuticals Holdings, Inc	101,239
73,863	*	Corcept Therapeutics, Inc	2,087,368
21,126	*,e	CorMedix Inc	184,852
12,822	*,e	Cortexyme Inc	502,879
22,077	*	Crinetics Pharmaceuticals, Inc	316,805
24,217	*	Cue Biopharma, Inc	327,898
54,474	*	Cymabay Therapeutics, Inc	291,436
51,919	*,e	Cytokinetics, Inc	1,021,247
30,020	*	CytomX Therapeutics, Inc	207,438
30,488	*	Deciphera Pharmaceuticals, Inc	1,347,570
50,211	*	Denali Therapeutics, Inc	3,439,453
13,115	*,e	DermTech, Inc	537,453
49,976	*	Dicerna Pharmaceuticals, Inc	1,122,961
161,075	*	Durect Corp	331,814
20,577	*	Dyadic International, Inc	114,614
91,273	*,e	Dynavax Technologies Corp	575,933
7,289	*	Dyne Therapeutics, Inc	140,896
11,556	*	Eagle Pharmaceuticals, Inc	539,319
50,184	*	Editas Medicine, Inc	3,078,788
19,717	*	Eiger BioPharmaceuticals, Inc	189,480
362,763	*	Elanco Animal Health, Inc	10,531,010
677,627		Eli Lilly & Co	140,926,087
14,278	*,e	Eloxx Pharmaceuticals, Inc	49,116
36,075	*	Emergent Biosolutions, Inc	3,854,614
14,213	*	Enanta Pharmaceuticals, Inc	683,077
181,166	*	Endo International plc	1,318,888
504	*,e	Enochian Biosciences Inc	1,910
64,407	*	Epizyme, Inc	705,257
21,248	*,e	Esperion Thereapeutics, Inc	669,100
423	*,e	Evelo Biosciences, Inc	7,424
59,988	*,e	Evofem Biosciences Inc	157,768
22,516	*,e	Evolus, Inc	152,208
119,189	*	Exact Sciences Corp	16,347,963
244,572	*	Exelixis, Inc	5,431,944
70,922	*	Exicure, Inc	151,064
58,562	*	Fate Therapeutics, Inc	5,307,474
21,763	*,e	Fennec Pharmaceuticals, Inc	156,694
67,209	*	FibroGen, Inc	3,238,130
18,012	*	Five Prime Therapeutics, Inc	301,161
26,856	*,e	Flexion Therapeutics, Inc	326,838
50,859	*	Fluidigm Corp	329,566
12,575	*	Forma Therapeutics Holdings, Inc	485,772
73,530	*	Fortress Biotech, Inc	234,561
22,920	*	Frequency Therapeutics, Inc	893,651
11,092	*	Fulcrum Therapeutics, Inc	122,678
27,157	*	G1 Therapeutics, Inc	655,298
75,191	*,e	Galectin Therapeutics, Inc	147,374
9,560	*	Generation Bio Co	251,715
23,320	*,e	Genprex, Inc	104,240
200,049	*,e	Geron Corp	356,087
1,007,313		Gilead Sciences, Inc	66,079,733
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

45,561	*	Global Blood Therapeutics, Inc	$2,283,517
22,054	*	GlycoMimetics, Inc	80,056
44,377	*	Gossamer Bio, Inc	448,208
53,752	*,e	Gritstone Oncology, Inc	972,911
109,149	*	Halozyme Therapeutics, Inc	5,194,401
6,122	*	Harpoon Therapeutics, Inc	118,032
35,907	*	Harrow Health, Inc	323,163
63,695	*	Harvard Bioscience, Inc	295,545
71,504	*	Heron Therapeutics, Inc	1,241,309
29,898	*	Homology Medicines, Inc	363,261
17,936	*,e	Hookipa Pharma, Inc	191,736
156,176	*	Horizon Therapeutics Plc	11,319,636
87,042	*,e	iBio, Inc	139,267
14,055	*	Ideaya Biosciences, Inc	247,087
6,220	*,e	IGM Biosciences, Inc	593,015
117,697	*	Illumina, Inc	50,190,709
2,811	*	Immunic, Inc	46,550
149,740	*	Immunogen, Inc	1,067,646
27,216	*	Immunovant, Inc	1,062,240
145,951	*	Incyte Corp	13,099,102
6,092	*	Inhibrx, Inc	193,116
52,569	*	Innoviva, Inc	631,354
125,794	*	Inovio Pharmaceuticals, Inc	1,603,873
5,115	*	Inozyme Pharma, Inc	107,620
79,098	*	Insmed, Inc	2,973,294
40,041	*	Intellia Therapeutics, Inc	2,507,367
22,545	*	Intercept Pharmaceuticals, Inc	794,486
47,970	*	Intra-Cellular Therapies, Inc	1,542,235
92,476	*,e	Invitae Corp	4,579,412
102,899	*	Ionis Pharmaceuticals, Inc	6,181,143
110,036	*	Iovance Biotherapeutics, Inc	4,823,978
152,327	*	IQVIA Holdings, Inc	27,083,741
123,559	*	Ironwood Pharmaceuticals, Inc	1,262,773
6,657	*	iTeos Therapeutics, Inc	213,024
57,635	*	IVERIC bio, Inc	303,160
43,406	*	Jazz Pharmaceuticals plc	6,749,633
2,117,379		Johnson & Johnson	345,408,036
8,662	*	Jounce Therapeutics, Inc	97,881
135,416	*	Kadmon Holdings, Inc	649,997
39,282	*,e	Kala Pharmaceuticals, Inc	291,865
28,085	*,e	Kaleido Biosciences Inc	419,871
25,478	*	KalVista Pharmaceuticals Inc	387,266
12,615	*	Karuna Therapeutics, Inc	1,251,786
48,977	*	Karyopharm Therapeutics, Inc	745,920
9,419	*	Keros Therapeutics, Inc	537,354
37,630	*	Kezar Life Sciences, Inc	199,815
35,019	*	Kindred Biosciences, Inc	175,095
17,956	*	Kiniksa Pharmaceuticals Ltd	353,554
27,865	*,e	Kodiak Sciences, Inc	3,519,628
11,007	*	Kronos Bio, Inc	302,582
10,884	*	Krystal Biotech Inc	758,615
45,810	*	Kura Oncology, Inc	1,372,009
7,639	*	Kymera Therapeutics, Inc	473,236
10,743	*,e	La Jolla Pharmaceutical Co	65,747
25,546	*,e	Lannett Co, Inc	197,982
32,872	*,e	Lexicon Pharmaceuticals, Inc	260,018
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,717	*,e	Ligand Pharmaceuticals, Inc (Class B)	$2,171,746
31,107	*,e	Liquidia Technologies, Inc	85,233
395	*	LogicBio Therapeutics, Inc	3,184
34,895		Luminex Corp	980,201
62,397	*	MacroGenics, Inc	1,275,395
7,135	*,e	Madrigal Pharmaceuticals, Inc	847,353
16,996	*	Magenta Therapeutics, Inc	150,245
154,295	*	MannKind Corp	543,118
17,155	*,e	Marinus Pharmaceuticals, Inc	213,237
96,614	*,e	Marker Therapeutics Inc	185,499
52,150	*	MediciNova, Inc	300,906
21,566	*	Medpace Holdings, Inc	2,863,749
69,191	*	MEI Pharma, Inc	223,487
11,823	*	MeiraGTx Holdings plc	169,424
2,023,590		Merck & Co, Inc	155,958,081
43,368	*	Mersana Therapeutics, Inc	826,594
18,890	*	Mettler-Toledo International, Inc	22,065,409
25,528	*	Minerva Neurosciences, Inc	81,434
36,245	*	Mirati Therapeutics, Inc	7,442,186
5,376	*	Mirum Pharmaceuticals, Inc	97,413
229,611	*	Moderna, Inc	39,759,441
17,414	*	Molecular Templates, Inc	199,390
11,153	*,e	Morphic Holding, Inc	375,410
968	*	Mustang Bio, Inc	4,037
53,111	*	Myriad Genetics, Inc	1,463,208
32,815	*	NanoString Technologies, Inc	2,298,034
23,404	*,e	NantKwest, Inc	441,751
58,474	*	Natera, Inc	6,235,667
139,476	*	Nektar Therapeutics	2,747,677
83,855	*	NeoGenomics, Inc	4,445,992
24,237	*	Neoleukin Therapeutics, Inc	305,386
20,430	*	Neubase Therapeutics, Inc	186,935
73,414	*	Neurocrine Biosciences, Inc	8,057,187
12,885	*	NextCure Inc	149,337
17,618	*	NGM Biopharmaceuticals Inc	452,078
12,693	*,e	Nkarta, Inc	503,404
49,240	*	Novavax, Inc	10,879,086
8,696	*	Nurix Therapeutics, Inc	316,360
55,556	*,e	Nymox Pharmaceutical Corp	132,779
57,733	*	Ocular Therapeutix, Inc	1,047,854
13,206	*	Odonate Therapeutics, Inc	305,191
55,127	*,e	Omeros Corp	1,072,771
64,026	*,e	Oncocyte Corp	327,813
319,376	*,e	Opko Health, Inc	1,727,824
19,877	*,e	Optinose, Inc	79,110
21,434	*	Organogenesis Holdings Inc	224,200
29,283	*	Orgenesis, Inc	190,632
15,190	*	ORIC Pharmaceuticals, Inc	445,371
18,519	*,e	Osmotica Pharmaceuticals plc	77,224
35,176	*,e	Ovid therapeutics, Inc	98,845
4,552	*	Oyster Point Pharma, Inc	85,441
137,313	*	Pacific Biosciences of California, Inc	4,442,076
32,675	*	Pacira BioSciences Inc	2,159,164
34,119	*	Paratek Pharmaceuticals, Inc	221,432
19,788	*	Passage Bio, Inc	369,244
89,046		PerkinElmer, Inc	13,095,995

149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

109,967		Perrigo Co plc	$4,695,591
19,057	*	Personalis, Inc	733,123
25,003	*,†	Pfenex, Inc	18,752
4,461,576		Pfizer, Inc	160,170,578
29,202	*,e	PhaseBio Pharmaceuticals Inc	112,428
8,447	*,e	Phathom Pharmaceuticals, Inc	325,210
12,126		Phibro Animal Health Corp	251,493
20,154	*	Pieris Pharmaceuticals, Inc	51,191
5,930	*,e	Pliant Therapeutics, Inc	145,937
10,300	*	PMV Pharmaceuticals, Inc	351,642
11,274	*,e	Poseida Therapeutics, Inc	98,084
127,294	*	PPD, Inc	4,093,775
50,302	*	PRA Health Sciences, Inc	6,199,218
8,376	*	Praxis Precision Medicines, Inc	426,255
58,974	*	Precigen, Inc	501,279
27,039	*	Precision BioSciences Inc	327,713
6,868	*	Prelude Therapeutics, Inc	446,077
41,502	*	Prestige Consumer Healthcare, Inc.	1,660,080
72,597	*,†	Progenics Pharmaceuticals, Inc	0
25,106	*	Protagonist Therapeutics, Inc	519,945
27,173	*	Prothena Corp plc	304,609
34,533	*	Provention Bio, Inc	475,519
50,067	*	PTC Therapeutics, Inc	2,894,874
19,518	*	Puma Biotechnology, Inc	229,141
179,303	*	QIAGEN NV	9,709,257
15,418	*	Quanterix Corp	998,161
41,785	*	Radius Health, Inc	781,380
8,929	*	RAPT Therapeutics, Inc	177,866
18,930	*	Reata Pharmaceuticals, Inc	1,960,959
48,451	*	Recro Pharma, Inc	151,652
77,606	*	Regeneron Pharmaceuticals, Inc	39,101,007
29,204	*	REGENXBIO, Inc	1,207,001
25,139	*	Relay Therapeutics, Inc	1,246,392
11,432	*,e	Relmada Therapeutics, Inc	373,598
41,871	*	Repligen Corp	8,374,200
15,889	*	Replimune Group, Inc	616,493
45,912	*	Revance Therapeutics, Inc	1,168,001
29,874	*	REVOLUTION Medicines, Inc	1,258,890
24,644	*	Rhythm Pharmaceuticals, Inc	756,324
92,187	*	Rigel Pharmaceuticals, Inc	335,561
27,002	*	Rocket Pharmaceuticals, Inc	1,487,270
82,098		Royalty Pharma plc	3,859,427
29,232	*,e	Rubius Therapeutics, Inc	349,907
41,478	*	Sage Therapeutics, Inc	3,345,201
93,549	*	Sangamo Therapeutics Inc	1,277,879
59,517	*	Sarepta Therapeutics, Inc	5,320,820
4,005	*	Satsuma Pharmaceuticals, Inc	23,309
18,239	*,e	Scholar Rock Holding Corp	1,088,139
23,810	*	scPharmaceuticals, Inc	150,955
99,698	*	Seagen, Inc	16,377,390
66,446	*	Selecta Biosciences, Inc	265,784
43,674	*	Seres Therapeutics, Inc	1,037,258
9,998	*	Shattuck Labs, Inc	496,001
49,591	*	SIGA Technologies, Inc	320,358
46,649	*	Soleno Therapeutics, Inc	91,432
6,328	*	Solid Biosciences, Inc	41,259
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

199,016	*,e	Sorrento Therapeutics, Inc	$2,519,543
119,880	*	Spectrum Pharmaceuticals, Inc	430,369
14,750	*,e	Spero Therapeutics, Inc	267,123
17,291	*	SpringWorks Therapeutics, Inc	1,440,513
9,897	*	Stoke Therapeutics, Inc	604,509
48,076	*	Strongbridge Biopharma plc	129,805
37,057	*	Supernus Pharmaceuticals, Inc	1,089,105
22,286	*	Sutro Biopharma, Inc	493,635
21,852	*	Syndax Pharmaceuticals, Inc	437,914
64,899	*	Syneos Health, Inc	4,825,241
33,750	*	Syros Pharmaceuticals, Inc	369,394
4,889	*	Tarsus Pharmaceuticals, Inc	184,315
19,876	*	TCR2 Therapeutics Inc	511,409
91,679	*	TG Therapeutics, Inc	4,425,345
230,647	*,e	TherapeuticsMD, Inc	380,568
40,680	*	Theravance Biopharma, Inc	758,275
318,191		Thermo Fisher Scientific, Inc	162,181,953
53,759	*	Translate Bio, Inc	1,283,765
34,380	*	Travere Therapeutics, Inc	868,095
25,081	*	Tricida, Inc	165,033
28,800	*	Turning Point Therapeutics Inc	3,614,112
26,083	*	Twist Bioscience Corp	4,291,697
141,966	*,e	Tyme Technologies, Inc	244,182
48,636	*,e	Ultragenyx Pharmaceutical, Inc	6,740,463
34,562	*	United Therapeutics Corp	5,661,947
41,225	*,e	UNITY Biotechnology, Inc	246,319
14,050	*,e	UroGen Pharma Ltd	310,083
45,133	*	Vanda Pharmaceuticals, Inc	647,207
41,727	*,e	Vaxart Inc	499,889
14,209	*,e	Vaxcyte, Inc	348,547
127,867	*,e	VBI Vaccines, Inc	416,846
45,024	*	Veracyte, Inc	2,552,861
134,281	*	Verastem, Inc	261,848
36,565	*	Vericel Corp	1,509,038
12,843	*,e	Verrica Pharmaceuticals, Inc	150,905
208,244	*	Vertex Pharmaceuticals, Inc	47,704,536
953,648	*	Viatris, Inc	16,202,480
16,765	*,e	Viela Bio, Inc	581,410
60,771	*,e	Viking Therapeutics, Inc	444,236
41,403	*,e	Vir Biotechnology, Inc	2,672,150
19,222	*	Voyager Therapeutics, Inc	145,126
113,594	*,e	VYNE Therapeutics, Inc	224,916
48,960	*	Waters Corp	12,958,243
22,758	*	WaVe Life Sciences Ltd	231,449
20,872	*	X4 Pharmaceuticals, Inc	163,010
14,762	*,e	XBiotech, Inc	276,492
45,046	*	Xencor, Inc	2,060,855
29,278	*	Xeris Pharmaceuticals, Inc	148,732
24,276	*	Y-mAbs Therapeutics, Inc	1,019,835
20,754	*	Zentalis Pharmaceuticals, Inc	796,331
173,675	*,e	ZIOPHARM Oncology, Inc	644,334
382,097		Zoetis, Inc	58,938,462
45,182	*	Zogenix, Inc	856,651
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,381,264,839
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.2%
72,354		Acadia Realty Trust	$1,049,133
41,545		Agree Realty Corp	2,625,644
61,154		Alexander & Baldwin, Inc	924,648
2,129		Alexander’s, Inc	568,869
106,125		Alexandria Real Estate Equities, Inc	17,734,549
12,571		Alpine Income Property Trust, Inc	193,845
7,051	*	Altisource Portfolio Solutions S.A.	71,427
39,364		American Assets Trust, Inc	1,087,627
107,937		American Campus Communities, Inc	4,442,687
79,965		American Finance Trust, Inc	582,145
218,261		American Homes 4 Rent	6,598,030
353,272		American Tower Corp	80,319,922
163,423		Americold Realty Trust	5,705,097
117,471	*	Apartment Income REIT Corp	4,554,351
117,471		Apartment Investment and Management Co	539,192
170,238		Apple Hospitality REIT, Inc	2,124,570
28,825		Armada Hoffler Properties, Inc	309,869
112,690		AvalonBay Communities, Inc	18,443,972
19,057		Bluerock Residential Growth REIT, Inc	199,336
123,944		Boston Properties, Inc	11,312,369
136,083		Brandywine Realty Trust	1,496,913
234,330		Brixmor Property Group, Inc	3,967,207
26,393		Broadstone Net Lease, Inc	475,866
36,746		Brookfield Property REIT, Inc	637,543
16,793		Brt Realty Trust	234,766
74,663		Camden Property Trust	7,626,825
72,865		CareTrust REIT, Inc	1,636,548
58,020		CatchMark Timber Trust, Inc	529,142
268,103	*	CBRE Group, Inc	16,348,921
11,339		Centerspace	793,050
46,017		Chatham Lodging Trust	492,842
435		CIM Commercial Trust Corp	6,086
48,735		City Office REIT, Inc	459,084
8,392		Clipper Realty, Inc	58,828
367,520		Colony Capital, Inc	1,822,899
83,368		Columbia Property Trust, Inc	1,133,805
15,842		Community Healthcare Trust, Inc	708,454
35,967		CorePoint Lodging, Inc	244,935
31,741		Coresite Realty	4,267,260
89,187		Corporate Office Properties Trust	2,342,942
117,310		Cousins Properties, Inc	3,699,957
333,294		Crown Castle International Corp	53,080,402
4,644		CTO Realty Growth, Inc	195,652
155,477		CubeSmart	5,416,819
96,164	*	Cushman & Wakefield plc	1,378,030
93,657		CyrusOne, Inc	6,832,278
167,918	*	DiamondRock Hospitality Co	1,376,928
223,744		Digital Realty Trust, Inc	32,207,949
167,049		Diversified Healthcare Trust	671,537
131,266		Douglas Emmett, Inc	3,637,381
294,041		Duke Realty Corp	11,632,262
62,413		Easterly Government Properties, Inc	1,369,965
30,681		EastGroup Properties, Inc	4,146,230
109,215		Empire State Realty Trust, Inc	1,076,860
61,377		EPR Properties	2,432,984
71,098		Equinix, Inc	52,609,676
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

98,504		Equity Commonwealth	$2,808,349
139,500		Equity Lifestyle Properties, Inc	8,487,180
293,735		Equity Residential	18,105,825
76,829		Essential Properties Realty Trust, Inc	1,599,580
52,009		Essex Property Trust, Inc	12,461,876
19,330	*	eXp World Holdings Inc	2,060,385
101,123		Extra Space Storage, Inc	11,506,786
22,483		Farmland Partners, Inc	231,800
5,530	*	Fathom Holdings, Inc	208,979
60,363		Federal Realty Investment Trust	5,285,384
102,502		First Industrial Realty Trust, Inc	4,165,681
13,449	*	Forestar Group, Inc	289,019
61,141		Four Corners Property Trust, Inc	1,611,677
88,433		Franklin Street Properties Corp	363,460
6,508	*	FRP Holdings, Inc	281,080
167,316		Gaming and Leisure Properties, Inc	6,881,707
95,806		Geo Group, Inc	856,506
27,866		Getty Realty Corp	740,400
29,856		Gladstone Commercial Corp	528,750
28,625		Gladstone Land Corp	450,557
33,041		Global Medical REIT, Inc	414,334
84,263		Global Net Lease, Inc	1,357,477
106,589		Healthcare Realty Trust, Inc	3,198,736
169,161		Healthcare Trust of America, Inc	4,778,798
430,781		Healthpeak Properties Inc	12,772,657
43,239		Hersha Hospitality Trust	330,346
81,705		Highwoods Properties, Inc	3,063,120
550,663		Host Hotels and Resorts, Inc	7,461,484
30,482	*	Howard Hughes Corp	2,626,634
119,369		Hudson Pacific Properties	2,798,009
76,273		Independence Realty Trust, Inc	1,012,905
55,002		Industrial Logistics Properties Trust	1,166,592
16,807		Innovative Industrial Properties, Inc	3,144,926
448,392		Invitation Homes, Inc	13,218,596
228,474		Iron Mountain, Inc	7,692,720
59,934		iStar Inc	909,798
98,493		JBG SMITH Properties	2,941,001
40,955	*	Jones Lang LaSalle, Inc	5,988,031
100,883		Kennedy-Wilson Holdings, Inc	1,734,179
89,951		Kilroy Realty Corp	5,093,925
327,368		Kimco Realty Corp	5,404,846
63,990		Kite Realty Group Trust	1,020,001
69,992		Lamar Advertising Co	5,653,954
214,261		Lexington Realty Trust	2,196,175
56,301		Life Storage, Inc	4,593,036
34,203		LTC Properties, Inc	1,321,604
119,379		Macerich Co	1,874,250
80,283		Mack-Cali Realty Corp	1,022,003
25,581	*	Marcus & Millichap, Inc	914,009
7,257	*	Maui Land & Pineapple Co, Inc	83,891
441,775		Medical Properties Trust, Inc	9,325,870
90,815		Mid-America Apartment Communities, Inc	12,055,691
83,471		Monmouth Real Estate Investment Corp (Class A)	1,446,552
34,999		National Health Investors, Inc	2,269,335
137,468		National Retail Properties, Inc	5,361,252
49,859		National Storage Affiliates Trust	1,821,848
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,083		NETSTREIT Corp	$104,810
88,120		New Senior Investment Group, Inc	467,036
119,590		Newmark Group, Inc	808,428
15,499		NexPoint Residential Trust, Inc	611,746
39,570		Office Properties Income Trust	915,650
181,078		Omega Healthcare Investors, Inc	6,558,645
13,256		One Liberty Properties, Inc	265,650
113,186		Outfront Media, Inc	2,063,381
162,364		Paramount Group, Inc	1,443,416
191,613		Park Hotels & Resorts, Inc	3,196,105
107,615		Pebblebrook Hotel Trust	1,977,964
158,906		Physicians Realty Trust	2,801,513
94,193		Piedmont Office Realty Trust, Inc	1,448,688
16,091		Plymouth Industrial REIT, Inc	235,572
53,254		PotlatchDeltic Corp	2,543,411
32,735		Preferred Apartment Communities, Inc	235,365
590,099		Prologis, Inc	60,898,217
16,181		PS Business Parks, Inc	2,202,558
120,777		Public Storage, Inc	27,491,261
48,175		QTS Realty Trust, Inc	3,136,192
10,739	*	Rafael Holdings, Inc	252,152
105,923		Rayonier, Inc	3,257,132
11,593		Re/Max Holdings, Inc	419,898
94,404	*	Realogy Holdings Corp	1,340,537
275,734		Realty Income Corp	16,284,850
78,343	*	Redfin Corp	5,578,805
132,821		Regency Centers Corp	6,266,495
100,002		Retail Opportunities Investment Corp	1,409,028
186,975		Retail Properties of America, Inc	1,722,040
11,897		Retail Value, Inc	185,712
97,953		Rexford Industrial Realty, Inc	4,793,820
143,990		RLJ Lodging Trust	1,858,911
12,486		RMR Group, Inc	460,484
65,165		RPT Realty	602,776
38,462		Ryman Hospitality Properties	2,494,261
167,433		Sabra Healthcare REIT, Inc	2,811,200
14,100		Safehold, Inc	1,037,478
10,328		Saul Centers, Inc	309,117
88,652		SBA Communications Corp	23,818,133
23,632	*	Seritage Growth Properties	420,886
130,619		Service Properties Trust	1,385,868
258,322		Simon Property Group, Inc	24,005,863
124,095		SITE Centers Corp	1,376,214
60,716		SL Green Realty Corp	4,097,134
84,236		Spirit Realty Capital, Inc	3,248,140
27,001		St. Joe Co	1,201,544
119,971		STAG Industrial, Inc	3,575,136
185,248		STORE Capital Corp	5,746,393
3,026	*	Stratus Properties, Inc	79,100
99,511		Summit Hotel Properties, Inc	806,039
83,663		Sun Communities, Inc	11,974,685
169,681		Sunstone Hotel Investors, Inc	1,815,587
79,393		Tanger Factory Outlet Centers, Inc	1,225,034
24,822	*	Tejon Ranch Co	395,414
54,724		Terreno Realty Corp	3,096,284
233,642		UDR, Inc	8,983,535
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,971		UMH Properties, Inc	$455,274
158,081		Uniti Group, Inc	1,945,977
10,729		Universal Health Realty Income Trust	640,307
88,947		Urban Edge Properties	1,226,579
27,003		Urstadt Biddle Properties, Inc (Class A)	373,451
299,259		Ventas, Inc	13,786,862
172,765		VEREIT, Inc	6,086,511
427,601		VICI Properties, Inc	10,809,753
138,204		Vornado Realty Trust	5,494,991
65,408		Washington REIT	1,435,052
92,135		Weingarten Realty Investors	2,073,959
335,571		Welltower, Inc	20,335,603
595,848		Weyerhaeuser Co	18,584,499
40,908		Whitestone REIT	319,082
137,032		WP Carey, Inc	9,098,925
87,223		Xenia Hotels & Resorts, Inc	1,262,117
		TOTAL REAL ESTATE	965,099,909

RETAILING - 7.0%
16,881	*	1-800-FLOWERS.COM, Inc (Class A)	518,753
26,692	*	Aaron’s Co, Inc	452,162
51,014		Abercrombie & Fitch Co (Class A)	1,176,893
52,955		Advance Auto Parts, Inc	7,897,709
339,924	*	Amazon.com, Inc	1,089,864,329
121,019	e	American Eagle Outfitters, Inc	2,745,921
4,719	*	America’s Car-Mart, Inc	560,523
15,914	*	Asbury Automotive Group, Inc	2,269,495
42,828	*	At Home Group, Inc	1,043,718
46,636	*	Autonation, Inc	3,324,214
18,624	*	AutoZone, Inc	20,828,523
99,568	e	Bed Bath & Beyond, Inc	3,517,737
183,017		Best Buy Co, Inc	19,915,910
32,051		Big Lots, Inc	1,912,804
32,901	*	Booking Holdings, Inc	63,970,401
23,393	*	Boot Barn Holdings, Inc	1,339,015
25,555		Buckle, Inc	1,004,823
51,803	*	Burlington Stores, Inc	12,893,767
52,498		Caleres, Inc	793,245
25,127		Camping World Holdings, Inc	858,338
129,989	*	CarMax, Inc	15,310,104
30,269	*,e	CarParts.com, Inc	475,526
44,700	*	Carvana Co	11,675,193
15,437		Cato Corp (Class A)	175,519
11,312	*	Children’s Place, Inc	831,093
9,683		Citi Trends, Inc	571,297
16,105	*	Conn’s, Inc	253,332
26,831	*	Container Store Group, Inc	365,706
37,377		Core-Mark Holding Co, Inc	1,146,353
61,699		Designer Brands, Inc	755,813
48,615		Dick’s Sporting Goods, Inc	3,257,691
9,201		Dillard’s, Inc (Class A)	807,940
200,396		Dollar General Corp	38,999,066
188,045	*	Dollar Tree, Inc	19,116,655
6,009	*,e	Duluth Holdings, Inc	74,932
530,858		eBay, Inc	29,998,786
47,170	*,e	Envela Corp	295,284
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

94,649	*	Etsy, Inc	$18,843,669
108,053		Expedia Group, Inc	13,409,377
43,104	*	Five Below, Inc	7,574,666
75,727	*	Floor & Decor Holdings, Inc	6,972,185
84,819		Foot Locker, Inc	3,716,769
17,333	*,e	Funko, Inc	207,129
45,895	*	GameStop Corp (Class A)	14,915,875
143,959	*	Gap, Inc	2,915,170
8,149	*	Genesco, Inc	316,263
112,465		Genuine Parts Co	10,558,214
53,764	*,e	Greenlane Holdings Inc	237,637
14,350		Group 1 Automotive, Inc	1,974,847
18,599	*	Groupon, Inc	635,528
27,851	*,e	GrowGeneration Corp	1,202,885
73,822	*	GrubHub, Inc	5,556,582
29,494		Guess?, Inc	684,851
10,599	e	Haverty Furniture Cos, Inc	346,481
16,234	*,e	Hibbett Sports, Inc	916,409
861,851		Home Depot, Inc	233,406,488
121,974		Kohl’s Corp	5,374,174
182,184		L Brands, Inc	7,425,820
9,420	*	Lands’ End, Inc	260,086
35,558	*	Leslie’s, Inc	1,016,959
21,821	*	Liquidity Services, Inc	425,946
20,191		Lithia Motors, Inc (Class A)	6,434,468
241,048	*	LKQ Corp	8,458,374
606,033		Lowe’s Companies, Inc	101,116,606
23,947	*	Lumber Liquidators, Inc	669,558
255,025	*	Macy’s, Inc	3,835,576
82,038	*	Magnite, Inc	2,841,796
15,838	*	MarineMax, Inc	662,504
59,341	*	Michaels Cos, Inc	919,785
26,546		Monro Muffler, Inc	1,552,145
21,452		Murphy USA, Inc	2,672,276
64,151	*	National Vision Holdings, Inc	2,974,682
91,705		Nordstrom, Inc	3,250,942
42,563	*	ODP Corp	1,817,014
43,566	*	Ollie’s Bargain Outlet Holdings, Inc	4,127,007
4,976	*	OneWater Marine, Inc	160,874
57,050	*	O’Reilly Automotive, Inc	24,273,063
34,235	*	Overstock.com, Inc	2,656,636
25,064		Penske Auto Group, Inc	1,499,830
16,363	e	PetMed Express, Inc	625,067
30,941		Pool Corp	10,958,683
55,037	*	Quotient Technology, Inc	487,628
302,608		Qurate Retail Group, Inc QVC Group	3,812,861
43,918	*	RealReal, Inc	1,039,978
39,425		Rent-A-Center, Inc	1,707,102
12,436	*	RH	5,911,577
279,141		Ross Stores, Inc	31,065,602
88,309	*,e	Sally Beauty Holdings, Inc	1,333,466
8,730		Shoe Carnival, Inc	410,223
17,458		Shutterstock, Inc	1,134,595
41,549	*,e	Signet Jewelers Ltd	1,687,720
22,039	*	Sleep Number Corp	2,374,482
19,149	e	Sonic Automotive, Inc (Class A)	783,769
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,973	*	Sportsman’s Warehouse Holdings, Inc	$682,807
13,808	*	Stamps.com, Inc	3,152,504
45,761	*	Stitch Fix Inc	4,367,430
399,844		Target Corp	72,439,737
17,669		Tilly’s, Inc	173,156
956,237		TJX Companies, Inc	61,237,417
92,362		Tractor Supply Co	13,091,390
43,030	*	Ulta Beauty, Inc	12,038,073
52,424	*	Urban Outfitters, Inc	1,437,990
19,254	*	Vroom, Inc	709,125
48,192	*,e	Waitr Holdings Inc	170,600
56,760	*	Wayfair, Inc	15,456,883
2,679		Weyco Group, Inc	46,240
61,865		Williams-Sonoma, Inc	7,975,636
3,408		Winmark Corp	581,507
18,171	*	Zumiez, Inc	782,807
		TOTAL RETAILING	2,127,491,771

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
30,243	*	Advanced Energy Industries, Inc	3,102,327
959,820	*	Advanced Micro Devices, Inc	82,198,985
23,081	*	Allegro MicroSystems, Inc	644,422
16,616	*	Alpha & Omega Semiconductor Ltd	477,544
27,031	*	Ambarella, Inc	2,550,645
79,610		Amkor Technology, Inc	1,235,547
294,936		Analog Devices, Inc	43,452,921
733,078		Applied Materials, Inc	70,873,981
23,392	*,e	Atomera, Inc	671,818
23,093	*	Axcelis Technologies, Inc	790,704
24,600	*	AXT, Inc	254,118
316,758		Broadcom, Inc	142,699,479
57,522		Brooks Automation, Inc	4,357,867
18,136	*	Ceva, Inc	1,066,216
47,112	*	Cirrus Logic, Inc	4,413,923
23,005		CMC Materials, Inc	3,388,867
30,797		Cohu, Inc	1,252,822
87,346	*	Cree, Inc	8,828,934
5,871	*	CyberOptics Corp	142,020
34,451	*	Diodes, Inc	2,438,442
26,058	*	DSP Group, Inc	420,316
84,812	*	Enphase Energy, Inc	15,465,468
107,454		Entegris, Inc	10,572,399
73,914	*	First Solar, Inc	7,328,573
62,584	*	Formfactor, Inc	2,557,808
519	*	GSI Technology, Inc	3,726
17,609	*	Ichor Holdings Ltd	635,685
11,186	*,e	Impinj, Inc	592,522
37,731	*	Inphi Corp	6,361,824
3,287,308		Intel Corp	182,478,467
124,424		KLA Corp	34,847,430
115,767		Lam Research Corp	56,025,440
106,693	*	Lattice Semiconductor Corp	4,279,456
38,479	*	MACOM Technology Solutions Holdings, Inc	2,187,916
528,246		Marvell Technology Group Ltd	27,183,539
7,813	*,e	Maxeon Solar Technologies Ltd	317,208
212,196		Maxim Integrated Products, Inc	18,611,711
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

54,502	*	MaxLinear, Inc	$1,710,818
198,648		Microchip Technology, Inc	27,037,979
890,579	*	Micron Technology, Inc	69,705,618
43,916		MKS Instruments, Inc	6,941,802
34,931		Monolithic Power Systems, Inc	12,410,635
38,512	*	Nanometrics, Inc	2,081,574
45,701	*	NeoPhotonics Corp Ltd	509,109
2,893		NVE Corp	184,834
473,046		NVIDIA Corp	245,789,971
322,177	*	ON Semiconductor Corp	11,111,885
23,119	*	PDF Solutions, Inc	446,659
53,134	*	Photronics, Inc	589,787
47,167		Power Integrations, Inc	3,799,302
91,737	*	Qorvo, Inc	15,676,019
902,675		QUALCOMM, Inc	141,070,049
100,313	*	Rambus, Inc	1,905,445
52,567	*	Semtech Corp	3,729,629
34,941	*	Silicon Laboratories, Inc	4,583,211
7,958	*	SiTime Corp	971,274
133,557		Skyworks Solutions, Inc	22,604,522
13,342	*	SMART Global Holdings, Inc	495,655
39,714	*	SolarEdge Technologies, Inc	11,450,738
62,510	*,e	SunPower Corp	3,376,165
27,699	*	Synaptics, Inc	2,748,295
132,344		Teradyne, Inc	15,018,397
739,996		Texas Instruments, Inc	122,609,937
27,339	*	Ultra Clean Holdings	1,055,285
34,383		Universal Display Corp	7,936,284
28,677	*	Veeco Instruments, Inc	529,377
195,699		Xilinx, Inc	25,552,418
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,508,343,743

SOFTWARE & SERVICES - 14.5%
53,380	*,e	2U, Inc	2,183,242
80,091	*	8x8, Inc	2,823,208
42,483	*	A10 Networks, Inc	421,856
513,003		Accenture plc	124,105,686
88,928	*	ACI Worldwide, Inc	3,413,946
387,122	*	Adobe, Inc	177,599,960
17,147	*	Agilysys, Inc	630,838
128,225	*	Akamai Technologies, Inc	14,236,822
36,762	*	Alarm.com Holdings, Inc	3,415,925
37,649		Alliance Data Systems Corp	2,546,955
33,908	*	Altair Engineering, Inc	1,896,474
42,294	*	Alteryx, Inc	5,331,159
104,929		Amdocs Ltd	7,410,086
28,684		American Software, Inc (Class A)	551,020
104,618	*	Anaplan, Inc	6,978,021
68,676	*	Ansys, Inc	24,336,714
12,770	*	Appfolio, Inc	1,951,384
28,424	*	Appian Corp	6,209,507
54,143	*	Aspen Technology, Inc	7,249,748
104,544	*	Atlassian Corp plc	24,163,255
176,541	*	Autodesk, Inc	48,977,770
343,522		Automatic Data Processing, Inc	56,722,353
66,118	*	Avalara, Inc	9,917,700
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

68,194	*	Avaya Holdings Corp	$1,516,635
26,170	*	Benefitfocus, Inc	321,891
12,107	*	BigCommerce Holdings, Inc	967,834
58,626	*	Bill.Com Holdings, Inc	7,145,337
120,608	*	Black Knight, Inc	9,852,468
40,981		Blackbaud, Inc	2,724,827
40,864	*	Blackline, Inc	5,296,792
4,672	*, h	BM Technologies, Inc	67,651
108,216		Booz Allen Hamilton Holding Co	9,216,757
35,352	*	Bottomline Technologies, Inc	1,689,119
114,310	*	Box, Inc	1,982,135
28,026	*	Brightcove, Inc	461,028
91,276		Broadridge Financial Solutions, Inc	12,898,212
19,931	*	CACI International, Inc (Class A)	4,807,756
220,937	*	Cadence Design Systems, Inc	28,807,975
26,773	*	Cardtronics plc	1,040,131
11,387		Cass Information Systems, Inc	462,312
96,042		CDK Global, Inc	4,792,496
28,659	*	Cerence Inc	3,207,229
90,521	*	Ceridian HCM Holding, Inc	8,410,306
32,151	*	ChannelAdvisor Corp	659,095
98,704		Citrix Systems, Inc	13,158,230
166,518	*	Cloudera, Inc	2,542,730
87,227	*	Cloudflare, Inc	6,686,822
427,475		Cognizant Technology Solutions Corp (Class A)	33,321,676
33,445	*	Commvault Systems, Inc	2,099,677
33,603	*	Concentrix Corp	3,592,833
141,134	*	Conduent, Inc	680,266
49,504	*	Cornerstone OnDemand, Inc	2,024,714
54,386	*	Coupa Software, Inc	16,852,590
121,559	*	Crowdstrike Holdings, Inc	26,232,432
27,869		CSG Systems International, Inc	1,200,875
122,232	*	Datadog, Inc	12,559,338
18,171	*	Datto Holding Corp	433,560
8,402	*,e	Digimarc Corp	326,502
65,874	*	Digital Turbine, Inc	3,768,652
142,970	*	DocuSign, Inc	33,296,283
20,740	*	Domo, Inc	1,314,709
193,528	*	Dropbox, Inc	4,379,539
16,799	*	Duck Creek Technologies, Inc	812,064
206,785		DXC Technology Co	5,831,337
146,548	*	Dynatrace, Inc	6,083,207
21,128		Ebix, Inc	1,100,135
17,575	*	eGain Corp	193,325
52,362	*	Elastic NV	7,956,929
54,654	*	Endurance International Group Holdings, Inc	518,120
41,992	*	Envestnet, Inc	3,222,046
42,642	*	EPAM Systems, Inc	14,687,184
40,407	*	Euronet Worldwide, Inc	5,049,259
27,770	*	Everbridge, Inc	3,691,466
49,214		EVERTEC, Inc	1,707,726
31,315	*	Evo Payments, Inc	718,992
26,798	*	ExlService Holdings, Inc	2,054,871
22,451	*	Fair Isaac Corp	10,105,420
62,915	*	Fastly, Inc	6,879,755
494,034		Fidelity National Information Services, Inc	60,993,438
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

179,934	*	FireEye, Inc	$3,778,614
458,679	*	Fiserv, Inc	47,101,746
49,516	*	Five9, Inc	8,232,035
66,107	*	FleetCor Technologies, Inc	16,047,474
106,594	*	Fortinet, Inc	15,429,481
69,303	*	Gartner, Inc	10,527,819
150,261		Genpact Ltd	5,751,991
238,341		Global Payments, Inc	42,071,953
30,997	*	Globant S.A.	5,951,424
132,588	*	GoDaddy, Inc	10,418,765
50,629	*	GreenSky, Inc	249,601
9,221	*	Grid Dynamics Holdings, Inc	119,873
27,303	*	GTT Communications, Inc	126,959
1,410	*	GTY Technology Holdings Inc	10,603
66,439	*	Guidewire Software, Inc	7,623,211
20,078		Hackett Group, Inc	273,462
33,141	*	HubSpot, Inc	12,335,080
11,379	*	I3 Verticals, Inc	330,219
16,673	*	Information Services Group, Inc	58,856
8,965	*,e	Intelligent Systems Corp	362,993
25,810		InterDigital, Inc	1,657,260
710,272		International Business Machines Corp	84,600,498
15,632	*	International Money Express Inc	223,225
203,027		Intuit, Inc	73,339,443
36,829	*	j2 Global, Inc	3,780,129
61,005		Jack Henry & Associates, Inc	8,832,914
43,297	*	Jamf Holding Corp	1,598,958
10,365	*	JFrog Ltd	647,502
110,350		KBR, Inc	3,205,667
107,836		Leidos Holdings, Inc	11,437,086
97,464	*	Limelight Networks, Inc	443,949
49,329	*	Liveperson, Inc	3,125,485
51,697	*	LiveRamp Holdings, Inc	3,913,980
51,251	*	Manhattan Associates, Inc	5,803,151
22,031		Mantech International Corp (Class A)	1,975,960
708,300		Mastercard, Inc (Class A)	224,028,207
48,785		MAXIMUS, Inc	3,661,802
28,158	e	McAfee Corp	530,778
67,130	*	Medallia, Inc	2,785,895
6,007,490		Microsoft Corp	1,393,497,380
6,321	*	MicroStrategy, Inc (Class A)	3,902,016
45,975	*	Mimecast Ltd	1,979,683
33,056	*	Mitek Systems, Inc	533,854
27,685	*	Model N, Inc	940,736
62,894	*	MoneyGram International, Inc	482,397
40,314	*	MongoDB, Inc	14,900,458
11,611	*	nCino, Inc	832,509
38,813	*	New Relic, Inc	2,917,961
54,609		NIC, Inc	1,470,074
441,914		NortonLifelock, Inc	9,311,128
224,977	*	Nuance Communications, Inc	10,245,453
147,904	*	Nutanix, Inc	4,514,030
92,318	*	Okta, Inc	23,911,285
24,026	*	OneSpan, Inc	560,286
1,510,933		Oracle Corp	91,305,681
56,036	*	Pagerduty, Inc	2,730,634
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

75,788	*	Palo Alto Networks, Inc	$26,582,641
258,138		Paychex, Inc	22,540,610
39,500	*	Paycom Software, Inc	14,999,730
29,541	*	Paylocity Holding Corp	5,537,756
942,026	*	PayPal Holdings, Inc	220,726,112
22,339	*,e	Paysign Inc	104,547
31,576		Pegasystems, Inc	4,024,361
24,732	*	Perficient, Inc	1,350,615
111,482		Perspecta, Inc	3,227,404
25,412	*	Ping Identity Holding Corp	760,073
76,770	*	Pluralsight, Inc	1,596,816
37,398		Progress Software Corp	1,502,652
44,878	*	Proofpoint, Inc	5,792,852
31,951	*	PROS Holdings, Inc	1,346,415
83,484	*	PTC, Inc	11,095,858
39,589	*	Q2 Holdings, Inc	5,066,996
12,045		QAD, Inc (Class A)	780,396
26,687	*	Qualys, Inc	3,695,349
26,217	*,e	Rackspace Technology, Inc	605,875
38,399	*	Rapid7, Inc	3,333,801
70,516	*	RealPage, Inc	6,104,570
42,176	*	Repay Holdings Corp	934,198
664	*	Rimini Street, Inc	4,681
62,215	*	RingCentral, Inc	23,201,218
222,626		Sabre Corp	2,399,908
68,891	*	SailPoint Technologies Holding, Inc	3,810,361
703,355	*	salesforce.com, Inc	158,648,754
20,622		Sapiens International Corp NV	673,514
46,564		Science Applications International Corp	4,471,541
3,251	*	SecureWorks Corp	44,994
156,034	*	ServiceNow, Inc	84,751,427
4,876	*,e	ShotSpotter, Inc	224,247
305,148	*	Slack Technologies, Inc	12,868,091
87,356	*	Smartsheet, Inc	6,092,207
45,978	*	Smith Micro Software, Inc	292,420
37,563	*	SolarWinds Corp	631,434
127,423	*	Splunk, Inc	21,028,618
22,364	*	Sprout Social, Inc	1,476,024
28,633	*	SPS Commerce, Inc	2,831,517
297,282	*	Square, Inc	64,201,021
179,050		SS&C Technologies Holdings, Inc	11,258,664
552	*	StarTek, Inc	4,824
161,272	*	StoneCo Ltd	11,595,457
10,756	*	Sumo Logic, Inc	370,114
96,883	*	SVMK, Inc	2,442,420
72,274		Switch, Inc	1,244,558
31,935	*	Sykes Enterprises, Inc	1,232,372
49,008	*	Synchronoss Technologies, Inc	247,000
119,613	*	Synopsys, Inc	30,555,141
18,045	*	TeleNav, Inc	85,894
54,584	*	Tenable Holdings, Inc	2,701,362
88,480	*	Teradata Corp	2,380,112
33,125	*	Trade Desk, Inc	25,373,419
14,750		TTEC Holdings, Inc	1,114,805
7,883	*,e	Tucows, Inc	629,852
111,670	*	Twilio, Inc	40,137,548
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,584	*	Tyler Technologies, Inc	$13,353,399
49,365	*	Unisys Corp	1,179,330
22,576	*,e	Unity Software, Inc	3,382,336
18,511	*	Upland Software, Inc	882,790
24,870	*	Varonis Systems, Inc	4,396,270
51,730	*	Verint Systems, Inc	3,819,226
80,644	*	VeriSign, Inc	15,650,581
18,719	*	Veritone, Inc	735,095
95,406	*	Verra Mobility Corp	1,221,197
49,629	e	VirnetX Holding Corp	300,255
23,373	*	Virtusa Corp	1,193,192
1,356,264		Visa, Inc (Class A)	262,098,018
63,318	*,e	VMware, Inc (Class A)	8,728,386
327,756		Western Union Co	7,299,126
35,151	*	WEX, Inc	6,629,479
139,636	*	Workday, Inc	31,771,379
30,675	*	Workiva, Inc	2,989,892
81,184		Xperi Holding Corp	1,563,604
81,289	*	Yext, Inc	1,371,345
91,190	*	Zendesk, Inc	13,153,246
45,176	*	Zix Corp	368,184
134,504	*	Zoom Video Communications, Inc	50,044,903
57,813	*	Zscaler, Inc	11,545,256
79,308	*	Zuora Inc	1,169,793
		TOTAL SOFTWARE & SERVICES	4,427,489,358

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
96,179	*,e	3D Systems Corp	3,418,202
30,849	*	Acacia Communications, Inc	3,529,126
29,514		Adtran, Inc	507,641
21,041	*	Akoustis Technologies, Inc	317,298
234,887		Amphenol Corp (Class A)	29,332,689
12,941,886		Apple, Inc	1,707,811,277
29,285	*,e	Applied Optoelectronics, Inc	322,428
47,198	*	Arista Networks, Inc	14,516,217
63,646	*	Arlo Technologies, Inc	535,263
59,615	*	Arrow Electronics, Inc	5,820,212
24,982	*	Avid Technology, Inc	425,693
74,005		Avnet, Inc	2,613,117
25,096		Badger Meter, Inc	2,301,554
6,194		Bel Fuse, Inc (Class B)	90,309
31,618		Belden CDT, Inc	1,493,634
29,559		Benchmark Electronics, Inc	748,729
22,266	*	CalAmp Corp	222,883
43,505	*	Calix, Inc	1,313,851
5,581	*	Cambium Networks Corp	205,102
34,964	*	Casa Systems, Inc	269,572
113,647		CDW Corp	14,962,764
122,705	*	Ciena Corp	6,551,220
3,401,174		Cisco Systems, Inc	151,624,337
4,869	*	Clearfield, Inc	152,497
131,953		Cognex Corp	10,837,300
19,568	*	Coherent, Inc	3,930,037
152,281	*	CommScope Holding Co, Inc	2,237,008
14,199		Comtech Telecommunications Corp	303,007
600,883		Corning, Inc	21,553,673
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,353	*	Corsair Gaming, Inc	$428,916
25,341		CTS Corp	772,900
21,059		Daktronics, Inc	101,083
207,098	*	Dell Technologies, Inc	15,095,373
64,839	*,e	Diebold, Inc	885,701
19,910	*	Digi International, Inc	367,738
51,491		Dolby Laboratories, Inc (Class A)	4,532,753
331	*	DZS, Inc	5,097
12,050	*	Eastman Kodak Co	115,559
38,200	*	EchoStar Corp (Class A)	799,908
9,577	*	ePlus, Inc	804,851
79,396	*	Extreme Networks, Inc	642,314
48,658	*	F5 Networks, Inc	9,534,535
30,238	*	Fabrinet	2,386,988
14,954	*	FARO Technologies, Inc	1,055,304
103,893		FLIR Systems, Inc	5,407,631
36,698	*	Genasys, Inc	273,033
69,995	*	Harmonic, Inc	543,161
1,004,585		Hewlett Packard Enterprise Co	12,396,579
1,096,583		HP, Inc	26,690,830
79,729	*	II-VI, Inc	6,702,817
20,490	*	Immersion Corp	259,199
127,246	*,e	Infinera Corp	1,253,373
55,612	*	Inseego Corp	1,021,036
28,024	*	Insight Enterprises, Inc	2,132,626
28,329	*,e	Intellicheck, Inc	328,050
28,474	*	IPG Photonics Corp	6,361,946
15,183	*	Iteris, Inc	98,841
32,767	*	Itron, Inc	2,818,617
117,885		Jabil Inc	4,876,902
260,036		Juniper Networks, Inc	6,350,079
150,066	*	Keysight Technologies, Inc	21,247,845
15,246	*	Kimball Electronics, Inc	292,266
65,142	*	Knowles Corp	1,256,589
6,399	*	KVH Industries, Inc	80,051
18,872		Littelfuse, Inc	4,592,879
60,045	*	Lumentum Holdings, Inc	5,632,221
12,394	*	Luna Innovations, Inc	131,748
30,523		Methode Electronics, Inc	1,152,243
136,381		Motorola Solutions, Inc	22,850,637
13,737		MTS Systems Corp	804,164
9,718	*	Napco Security Technologies, Inc	251,891
105,726		National Instruments Corp	4,377,056
102,195	*	NCR Corp	3,409,225
178,273		NetApp, Inc	11,844,458
25,270	*	Netgear, Inc	1,045,925
56,407	*	Netscout Systems, Inc	1,649,059
26,072	*	nLight, Inc	825,961
27,541	*	Novanta, Inc	3,440,422
15,982	*	OSI Systems, Inc	1,438,700
15,436	*,e	PAR Technology Corp	961,045
9,359		PC Connection, Inc	459,433
28,777		PC-Tel, Inc	211,799
26,778		Plantronics, Inc	849,398
23,230	*	Plexus Corp	1,786,852
190,092	*	Pure Storage, Inc	4,396,828
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,063	*,e	Research Frontiers, Inc	$158,400
78,125	*,e	Resonant, Inc	442,969
59,820	*	Ribbon Communications, Inc	437,284
15,628	*	Rogers Corp	2,439,062
56,690	*	Sanmina Corp	1,763,059
15,742	*	Scansource, Inc	380,799
36,102	*	Super Micro Computer, Inc	1,119,162
33,603		Synnex Corp	2,742,677
200,467	*	Trimble Inc	13,212,780
79,225	*	TTM Technologies, Inc	1,062,407
7,060		Ubiquiti, Inc	2,174,409
45,638	*	Viasat, Inc	1,987,079
187,577	*	Viavi Solutions, Inc	2,898,065
99,472		Vishay Intertechnology, Inc	2,143,622
6,887	*	Vishay Precision Group, Inc	220,315
96,336	*	Vontier Corp	3,124,176
240,071		Western Digital Corp	13,547,207
16,625	*,e	Wrap Technologies Inc	92,435
147,807		Xerox Holdings Corp	3,108,381
42,155	*	Zebra Technologies Corp (Class A)	16,348,974
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,267,382,337

TELECOMMUNICATION SERVICES - 1.4%
13,498	*	Anterix, Inc	489,707
5,718,181		AT&T, Inc	163,711,522
6,018		ATN International, Inc	259,857
14,954	*	Bandwidth Inc	2,663,906
40,530	*	Boingo Wireless, Inc	467,716
41,046	*	Cincinnati Bell, Inc	625,541
34,344		Cogent Communications Group, Inc	1,955,891
73,022	*	Consolidated Communications Holdings, Inc	445,799
46,028	*,e	Gogo, Inc	616,775
13,290	*	IDT Corp (Class B)	186,459
96,136	*	Iridium Communications, Inc	4,736,621
27,994	*	Liberty Latin America Ltd (Class A)	282,459
122,517	*	Liberty Latin America Ltd (Class C)	1,211,693
873,732		Lumen Technologies, Inc	10,816,802
23,568	*	Ooma, Inc	317,461
53,238	*	ORBCOMM, Inc	398,753
39,773		Shenandoah Telecom Co	1,545,977
14,564		Spok Holdings, Inc	161,952
93,170		Telephone & Data Systems, Inc	1,746,937
441,940	*	T-Mobile US, Inc	55,719,795
9,109	*	US Cellular Corp	284,019
3,324,120		Verizon Communications, Inc	181,995,570
188,878	*	Vonage Holdings Corp	2,357,197
		TOTAL TELECOMMUNICATION SERVICES	432,998,409

TRANSPORTATION - 1.9%
46,311	*	Air Transport Services Group, Inc	1,176,762
96,535		Alaska Air Group, Inc	4,713,804
11,011		Allegiant Travel Co	1,998,386
7,085		Amerco, Inc	3,276,387
416,199	e	American Airlines Group, Inc	7,146,137
20,553		ArcBest Corp	952,632
20,147	*	Atlas Air Worldwide Holdings, Inc	1,044,017
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,432	*	Avis Budget Group, Inc	$1,754,139
105,885		CH Robinson Worldwide, Inc	9,059,521
25,561		Copa Holdings S.A. (Class A)	1,977,655
37,506		Costamare, Inc	300,048
15,864	*	Covenant Transportation Group, Inc	239,388
608,936		CSX Corp	52,219,307
36,437	*,e	Daseke, Inc	191,659
511,949		Delta Air Lines, Inc	19,433,584
7,694	*,e	Eagle Bulk Shipping, Inc	150,572
16,250	*	Echo Global Logistics, Inc	427,862
133,470		Expeditors International of Washington, Inc	11,948,234
193,123		FedEx Corp	45,449,567
21,159		Forward Air Corp	1,516,889
19,866		Genco Shipping & Trading Ltd	157,140
46,426		Hawaiian Holdings, Inc	908,557
39,928		Heartland Express, Inc	749,449
26,309	*	Hub Group, Inc (Class A)	1,384,643
67,192		JB Hunt Transport Services, Inc	9,048,075
219,756	*	JetBlue Airways Corp	3,151,301
74,231		Kansas City Southern	15,044,397
46,856	*	Kirby Corp	2,378,411
100,784		Knight-Swift Transportation Holdings, Inc	4,031,360
30,553		Landstar System, Inc	4,259,088
195,365	*	Lyft, Inc (Class A)	8,685,928
58,428		Macquarie Infrastructure Co LLC	1,623,714
49,633		Marten Transport Ltd	786,683
34,325		Matson, Inc	2,052,635
37,352	*	Mesa Air Group, Inc	243,909
203,900		Norfolk Southern Corp	48,246,818
77,848		Old Dominion Freight Line	15,102,512
62	*	PAM Transportation Services, Inc	3,202
27,435	*	Radiant Logistics, Inc	159,123
41,259		Ryder System, Inc	2,582,401
35,633	*	Safe Bulkers, Inc	62,001
20,901	*	Saia, Inc	3,694,252
45,758		Schneider National, Inc	960,918
7,162		Scorpio Bulkers, Inc	115,380
19,971	*	SEACOR Holdings, Inc	833,589
40,317		Skywest, Inc	1,571,960
490,258		Southwest Airlines Co	21,541,936
76,745	*	Spirit Airlines, Inc	1,990,765
1,109,009	*	Uber Technologies, Inc	56,481,828
543,753		Union Pacific Corp	107,374,905
226,271	*	United Airlines Holdings Inc	9,048,577
573,412		United Parcel Service, Inc (Class B)	88,878,860
7,569		Universal Logistics Holdings Inc	160,463
11,478	*	US Xpress Enterprises, Inc	77,476
49,860		Werner Enterprises, Inc	1,956,506
72,888	*	XPO Logistics, Inc	8,047,564
		TOTAL TRANSPORTATION	588,372,876

UTILITIES - 2.6%
529,419		AES Corp	12,912,529
45,208		Allete, Inc	2,840,871
199,953		Alliant Energy Corp	9,727,713
196,041		Ameren Corp	14,256,102
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

397,580		American Electric Power Co, Inc	$32,168,198
28,869		American States Water Co	2,230,419
145,762		American Water Works Co, Inc	23,179,073
4,446		Artesian Resources Corp	181,752
82,099	*	Atlantic Power Corp	243,013
96,683		Atmos Energy Corp	8,604,787
44,497		Avangrid, Inc	2,058,876
54,420		Avista Corp	2,039,662
50,220		Black Hills Corp	2,969,006
27,483	e	Brookfield Infrastructure Corp	1,843,560
81,481		Brookfield Renewable Corp	4,558,862
31,868	*,e	Cadiz, Inc	355,647
40,616		California Water Service Group	2,219,258
402,685		Centerpoint Energy, Inc	8,492,627
15,569		Chesapeake Utilities Corp	1,579,164
27,397		Clearway Energy, Inc (Class A)	789,856
63,551		Clearway Energy, Inc (Class C)	1,968,810
228,921		CMS Energy Corp	13,021,026
267,675		Consolidated Edison, Inc	18,946,037
6,419		Consolidated Water Co, Inc	81,329
653,409		Dominion Energy, Inc	47,626,982
152,068		DTE Energy Co	18,053,513
590,561		Duke Energy Corp	55,512,734
285,439		Edison International	16,601,132
160,923		Entergy Corp	15,340,790
177,368		Essential Utilities Inc	8,212,138
179,956		Evergy, Inc	9,669,036
274,816		Eversource Energy	24,046,400
780,358		Exelon Corp	32,431,678
432,412		FirstEnergy Corp	13,300,993
28,916		Genie Energy Ltd	213,400
6,030		Global Water Resources, Inc	96,902
87,207		Hawaiian Electric Industries, Inc	2,883,063
39,434		Idacorp, Inc	3,482,022
158,548		MDU Resources Group, Inc	4,168,227
30,486		MGE Energy, Inc	1,941,348
13,966		Middlesex Water Co	1,111,694
68,048		National Fuel Gas Co	2,739,612
75,511		New Jersey Resources Corp	2,643,640
1,572,391		NextEra Energy, Inc	127,159,260
301,379		NiSource, Inc	6,675,545
25,330		Northwest Natural Holding Co	1,183,164
39,976		NorthWestern Corp	2,177,493
185,504		NRG Energy, Inc	7,681,721
161,433		OGE Energy Corp	4,926,935
41,649		ONE Gas, Inc	3,045,791
32,420		Ormat Technologies, Inc	3,701,067
33,032		Otter Tail Corp	1,311,040
1,059,684	*,b	PG&E Corp	12,112,188
89,510		Pinnacle West Capital Corp	6,735,628
62,565		PNM Resources, Inc	3,035,654
73,399		Portland General Electric Co	3,104,044
615,947		PPL Corp	17,043,254
404,488		Public Service Enterprise Group, Inc	22,825,258
9,378	*	Pure Cycle Corp	100,063
3,907		RGC Resources, Inc	87,947
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

231,076		Sempra Energy	$28,597,966
21,289		SJW Corp	1,408,693
72,043		South Jersey Industries, Inc	1,664,193
850,399		Southern Co	50,105,509
44,686		Southwest Gas Holdings Inc	2,679,373
7,602	e	Spark Energy, Inc	83,394
41,075		Spire, Inc	2,513,379
43,088	*	Sunnova Energy International, Inc	1,889,409
166,586		UGI Corp	5,995,430
12,521		Unitil Corp	510,481
385,553		Vistra Energy Corp	7,699,493
252,784		WEC Energy Group, Inc	22,472,498
420,360		Xcel Energy, Inc	26,898,836
15,191		York Water Co	659,897
		TOTAL UTILITIES	803,428,084

		TOTAL COMMON STOCKS	30,291,295,546
		(Cost $15,344,631,755)

RIGHTS / WARRANTS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
204		Pulse Biosciences, Inc (Expires 05/14/25)	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0

MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
27,694	†	Chinook Therapeutics, Inc	0
21,703	†	Elanco Animal Health, Inc CVR	1,235
1,988	†	Omthera Pharmaceuticals, Inc	1,193
4,598	†	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,704

		TOTAL RIGHTS / WARRANTS	2,704
		(Cost $822)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.3%
$37,036,000		Federal Farm Credit Bank (FFCB)	0.050%	03/02/21	37,034,508
4,600,000		Federal Home Loan Bank (FHLB)	0.075	02/03/21	4,599,990
27,000,000		FHLB	0.060	03/24/21	26,998,087
4,625,000		FHLB	0.085	06/30/21	4,623,469
		TOTAL GOVERNMENT AGENCY DEBT			73,256,054

REPURCHASE AGREEMENT - 0.0%
10,775,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	10,775,000
		TOTAL REPURCHASE AGREEMENT			10,775,000
167

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.4%
$10,000,000		United States Cash Management Bill	0.063%	02/16/21	$9,999,823
50,196,000		United States Treasury Bill	0.032-0.078	02/02/21	50,195,965
50,000,000		United States Treasury Bill	0.093	02/04/21	49,999,839
		TOTAL TREASURY DEBT			110,195,627

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
72,743,560	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060		72,743,560
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			72,743,560

		TOTAL SHORT-TERM INVESTMENTS			266,970,241
		(Cost $266,969,386)
		TOTAL INVESTMENTS - 100.2%			30,558,268,491
		(Cost $15,611,601,963)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(74,692,623)
		NET ASSETS - 100.0%			$30,483,575,868

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $131,020,238.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2021, the aggregate value of these securities is $2,011,812 or 0.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $10,775,000 on 2/01/21, collateralized by U.S. Treasury Notes valued at $10,990,588.

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Futures contracts outstanding as of January 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	143	03/19/21	$15,238,000	$14,787,630	$(450,370)
S&P 500 E Mini Index	772	03/19/21	146,499,779	143,020,720	(3,479,060)
S&P Mid-Cap 400 E Mini Index	39	03/19/21	9,432,980	9,109,230	(323,750)
Total	954		$171,170,759	$166,917,580	$(4,253,179)
168

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 3.3%
18,861		BorgWarner, Inc	$791,973
523,630	*	Tesla, Inc	415,516,114
		TOTAL AUTOMOBILES & COMPONENTS	416,308,087

BANKS - 0.0%
33,990	*,e	Rocket Cos, Inc	726,026
		TOTAL BANKS	726,026

CAPITAL GOODS - 2.1%
256,692		3M Co	45,090,517
41,399		Allegion plc	4,430,107
51,684		Allison Transmission Holdings, Inc	2,103,539
14,234		Armstrong World Industries, Inc	1,113,241
2,783	*	Array Technologies, Inc	113,435
43,079	*	Axon Enterprise, Inc	7,071,849
8,837	*	AZEK Co, Inc	352,508
41,187		BWX Technologies, Inc	2,220,803
214,725		Carrier Global Corp	8,266,912
9,561		Donaldson Co, Inc	568,306
319,925		Fastenal Co	14,585,381
38,187	*	Generac Holdings, Inc	9,410,041
58,355		Graco, Inc	4,022,994
24,526		HEICO Corp	2,887,691
43,010		HEICO Corp (Class A)	4,572,393
4,306		Huntington Ingalls	677,463
96,287		Illinois Tool Works, Inc	18,699,898
16,702		Lincoln Electric Holdings, Inc	1,912,379
171,202		Lockheed Martin Corp	55,096,228
32,245	*	Mercury Systems, Inc	2,291,330
32,070		Nordson Corp	5,740,209
99,109		Northrop Grumman Corp	28,405,630
19,989		Quanta Services, Inc	1,408,625
38,450		Rockwell Automation, Inc	9,555,978
10,068		Roper Technologies Inc	3,955,818
67,271		Toro Co	6,340,292
7,978	*	TransDigm Group, Inc	4,414,068
79,334	*	Trex Co, Inc	7,280,481
152,015		Vertiv Holdings Co	3,058,542
40,056	*,e	Virgin Galactic Holdings, Inc	1,774,080
22,473		W.W. Grainger, Inc	8,188,936
		TOTAL CAPITAL GOODS	265,609,674

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
53,888		Cintas Corp	17,142,850
142,477	*	Copart, Inc	15,636,851
169

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,481		CoreLogic Inc	$262,084
26,997	*	CoStar Group, Inc	24,289,471
33,341	*	Dun & Bradstreet Holdings, Inc	788,515
61,598		Equifax, Inc	10,909,622
21,426	*	IAA, Inc	1,224,282
149,688		IHS Markit Ltd	13,034,831
5,892		MSA Safety, Inc	919,859
133,558		Rollins, Inc	4,810,759
119,148		TransUnion	10,370,642
109,681		Verisk Analytics, Inc	20,126,463
37,283		Waste Management, Inc	4,150,344
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	123,666,573

CONSUMER DURABLES & APPAREL - 1.2%
78,637	*	Lululemon Athletica, Inc	25,846,409
144,270	*	Mattel, Inc	2,614,172
848,485		Nike, Inc (Class B)	113,349,111
239	*	NVR, Inc	1,062,709
42,811	*	Peloton Interactive, Inc	6,255,971
4,482		Polaris Inc	522,915
95,688	*	Tempur Sealy International, Inc	2,526,163
11,965		VF Corp	919,750
		TOTAL CONSUMER DURABLES & APPAREL	153,097,200

CONSUMER SERVICES - 1.0%
28,467	*	Bright Horizons Family Solutions	4,326,130
83,114	*	Chegg, Inc	7,917,440
19,201	*	Chipotle Mexican Grill, Inc (Class A)	28,417,480
26,890		Domino’s Pizza, Inc	9,969,736
10,599	*	frontdoor, Inc	583,369
98,545		H&R Block, Inc	1,697,930
96,763		Las Vegas Sands Corp	4,653,333
74,011		McDonald’s Corp	15,382,446
31,643	*	Planet Fitness, Inc	2,278,296
466,758		Starbucks Corp	45,186,842
2,183		Vail Resorts, Inc	580,591
127,159		Wendy’s	2,594,044
17,168		Wynn Resorts Ltd	1,708,731
20,105		Yum China Holdings, Inc	1,140,154
14,994		Yum! Brands, Inc	1,521,741
		TOTAL CONSUMER SERVICES	127,958,263

DIVERSIFIED FINANCIALS - 1.5%
57,464		Apollo Global Management, Inc	2,639,896
69,104		Ares Management Corp	3,120,737
6,182		Carlyle Group, Inc	199,493
15,720		CBOE Global Markets, Inc	1,441,996
379	*,e	Credit Acceptance Corp	146,207
25,551		Factset Research Systems, Inc	7,725,089
135,527		Intercontinental Exchange Group, Inc	14,955,405
197,116		iShares Russell 1000 Growth Index Fund	47,158,032
7,244	*,e	LendingTree, Inc	2,358,067
3,545		LPL Financial Holdings, Inc	384,065
25,413		MarketAxess Holdings, Inc	13,742,334
112,405		Moody’s Corp	29,928,955
12,771		Morningstar, Inc	2,935,925
170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

56,389		MSCI, Inc (Class A)	$22,290,572
98,356		S&P Global, Inc	31,178,852
57,050		SLM Corp	791,854
40,144		T Rowe Price Group, Inc	6,281,733
49,428		Tradeweb Markets, Inc	3,004,728
40,534		Virtu Financial, Inc	1,125,629
		TOTAL DIVERSIFIED FINANCIALS	191,409,569

ENERGY - 0.1%
157,995	*	Cheniere Energy, Inc	10,005,823
33,453		Equitrans Midstream Corp	222,463
		TOTAL ENERGY	10,228,286

FOOD & STAPLES RETAILING - 0.9%
16,000	e	Albertsons Cos, Inc	277,920
269,650		Costco Wholesale Corp	95,032,749
28,617	*	Grocery Outlet Holding Corp	1,221,660
72,083	*	Sprouts Farmers Market, Inc	1,632,680
238,601		SYSCO Corp	17,062,358
		TOTAL FOOD & STAPLES RETAILING	115,227,367

FOOD, BEVERAGE & TOBACCO - 2.1%
560,505		Altria Group, Inc	23,025,545
29,191	*,e	Beyond Meat, Inc	5,198,333
6,081	*	Boston Beer Co, Inc (Class A)	5,575,608
26,857		Brown-Forman Corp (Class A)	1,775,785
106,792		Brown-Forman Corp (Class B)	7,653,783
66,291		Campbell Soup Co	3,189,260
1,571,991		Coca-Cola Co	75,691,367
78,828		Hershey Co	11,464,744
62,296		Kellogg Co	3,671,726
22,508		Lamb Weston Holdings, Inc	1,681,348
95,901		McCormick & Co, Inc	8,586,976
255,582	*	Monster Beverage Corp	22,192,185
705,637		PepsiCo, Inc	96,368,845
15,280	*	Pilgrim’s Pride Corp	296,126
		TOTAL FOOD, BEVERAGE & TOBACCO	266,371,631

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
459,442		Abbott Laboratories	56,782,437
30,720	*	Abiomed, Inc	10,698,240
54,030	*	Align Technology, Inc	28,386,281
22,175	*	Amedisys, Inc	6,371,099
21,411	*	American Well Corp	758,164
48,324		AmerisourceBergen Corp	5,035,361
44,577		Anthem, Inc	13,238,477
146,475		Baxter International, Inc	11,253,674
200,720		Cardinal Health, Inc	10,784,686
117,322	*	Centene Corp	7,074,517
210,850		Cerner Corp	16,891,194
118,362	*	Change Healthcare, Inc	2,824,117
10,677		Chemed Corp	5,529,618
66,813		Cigna Corp	14,501,762
3,926		Cooper Cos, Inc	1,429,221
9,914	*	DaVita, Inc	1,163,606
63,503	*	DexCom, Inc	23,804,100
171

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

426,806	*	Edwards Lifesciences Corp	$35,245,639
32,075		Encompass Health Corp	2,578,830
56,954	*	Guardant Health, Inc	8,856,347
31,949	*	Haemonetics Corp	3,651,451
95,814		HCA Healthcare, Inc	15,567,859
5,477		Hill-Rom Holdings, Inc	526,011
123,302	*	Hologic, Inc	9,830,868
34,824		Humana, Inc	13,341,423
3,565	*	ICU Medical, Inc	728,971
58,003	*	IDEXX Laboratories, Inc	27,764,876
45,355	*	Insulet Corp	12,117,949
80,108	*	Intuitive Surgical, Inc	59,891,945
3,654	*	Laboratory Corp of America Holdings	836,437
33,827	*	Masimo Corp	8,657,006
82,646		McKesson Corp	14,419,248
27,275	*	Molina Healthcare, Inc	5,826,213
69,754	*	Novocure Ltd	11,227,604
8,562	*	Oak Street Health, Inc	444,111
22,976	*	Penumbra, Inc	5,998,804
26,456	*	Quidel Corp	6,639,662
99,291		Resmed, Inc	20,014,087
2,895		STERIS plc	541,683
78,303		Stryker Corp	17,305,746
37,007	*	Tandem Diabetes Care, Inc	3,428,699
69,320	*,e	Teladoc, Inc	18,288,696
20,103		Teleflex, Inc	7,591,496
543,655		UnitedHealth Group, Inc	181,352,435
8,246	*	Varian Medical Systems, Inc	1,447,750
93,251	*	Veeva Systems, Inc	25,778,306
50,703		West Pharmaceutical Services, Inc	15,185,041
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	751,611,747

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
171,448		Church & Dwight Co, Inc	14,475,355
61,588		Clorox Co	12,900,222
34,708		Energizer Holdings, Inc	1,521,599
137,082		Estee Lauder Cos (Class A)	32,440,455
7,234	*	Herbalife Nutrition Ltd	368,645
754,545		Procter & Gamble Co	96,740,214
10,022		Reynolds Consumer Products Inc	300,660
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	158,747,150

INSURANCE - 0.6%
925		Alleghany Corp	524,336
156,420		Aon plc	31,768,902
7,981		Axis Capital Holdings Ltd	366,328
10,088		Brown & Brown, Inc	434,692
9,943		Erie Indemnity Co (Class A)	2,417,143
7,113	*	GoHealth, Inc	94,674
16,478		Lincoln National Corp	749,584
272,165		Marsh & McLennan Cos, Inc	29,913,655
16,111		Primerica, Inc	2,244,424
116,233		Progressive Corp	10,134,355
11,466		RenaissanceRe Holdings Ltd	1,724,945
		TOTAL INSURANCE	80,373,038

172

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 0.8%
19,511		Air Products & Chemicals, Inc	$5,204,754
163,043		Amcor plc	1,783,690
23,640		Avery Dennison Corp	3,566,567
205,713		Ball Corp	18,106,858
30,329	*	Berry Global Group, Inc	1,497,343
9,713	*	Crown Holdings, Inc	875,627
34,443		Ecolab, Inc	7,043,938
17,334		FMC Corp	1,877,099
37,827		Graphic Packaging Holding Co	592,371
4,719		NewMarket Corp	1,850,745
32,063		Royal Gold, Inc	3,426,893
72,755		RPM International, Inc	6,000,105
26,252		Scotts Miracle-Gro Co (Class A)	5,812,455
57,024		Sherwin-Williams Co	39,449,203
13,634		WR Grace and Co	791,045
		TOTAL MATERIALS	97,878,693

MEDIA & ENTERTAINMENT - 11.0%
209,464		Activision Blizzard, Inc	19,061,224
161,287	*	Alphabet, Inc (Class A)	294,729,412
156,225	*	Alphabet, Inc (Class C)	286,788,481
207,654	*	Altice USA, Inc	7,386,253
3,646		Cable One, Inc	7,292,000
90,613	*	Charter Communications, Inc	55,052,834
27,440		Electronic Arts, Inc	3,929,408
1,662,771	*	Facebook, Inc	429,543,632
51,678	*	IAC/InterActive Corp	10,849,796
5,536	*	Liberty SiriusXM Group (Class A)	223,765
14,362	*	Liberty SiriusXM Group (Class C)	582,523
97,039	*	Live Nation, Inc	6,448,242
155,124	*	Match Group, Inc	21,695,643
294,448	*	Netflix, Inc	156,761,171
19,894		Nexstar Media Group Inc	2,261,351
231,306	*	Pinterest, Inc	15,846,774
75,418	*	Roku, Inc	29,339,865
489,279	e	Sirius XM Holdings, Inc	3,062,887
90,601	*	Spotify Technology S.A.	28,539,315
72,902	*	Take-Two Interactive Software, Inc	14,613,206
31,344		World Wrestling Entertainment, Inc (Class A)	1,765,607
4,714	*	Zillow Group, Inc (Class A)	653,926
11,163	*	Zillow Group, Inc (Class C)	1,456,325
494,977	*	Zynga, Inc	4,905,222
		TOTAL MEDIA & ENTERTAINMENT	1,402,788,862

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
39,803	*	10X Genomics, Inc	6,812,283
1,146,457		AbbVie, Inc	117,488,913
77,557	*	Acadia Pharmaceuticals, Inc	3,726,614
34,667	*	Acceleron Pharma, Inc	4,005,079
52,442	*	Adaptive Biotechnologies Corp	2,908,958
18,519		Agilent Technologies, Inc	2,225,428
5,948	*	Agios Pharmaceuticals, Inc	279,378
22,434	*	Alexion Pharmaceuticals, Inc	3,439,805
79,584	*	Alnylam Pharmaceuticals, Inc	11,975,800
403,268		Amgen, Inc	97,360,993
173

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

342,041	*	Avantor, Inc	$10,086,789
5,035	*	Berkeley Lights, Inc	362,520
31,753	*	Biogen, Inc	8,973,715
113,049	*	BioMarin Pharmaceutical, Inc	9,358,196
24,894		Bio-Techne Corp	8,088,310
20,613	*	Bluebird Bio, Inc	918,309
569,013		Bristol-Myers Squibb Co	34,954,469
29,536		Bruker BioSciences Corp	1,709,839
29,830	*	Charles River Laboratories International, Inc	7,727,461
583,130		Eli Lilly & Co	121,273,546
89,227	*	Exact Sciences Corp	12,238,375
77,672	*	Exelixis, Inc	1,725,095
41,330	*	Global Blood Therapeutics, Inc	2,071,460
124,442	*	Horizon Therapeutics Plc	9,019,556
101,587	*	Illumina, Inc	43,320,760
125,670	*	Incyte Corp	11,278,883
44,515	*	Ionis Pharmaceuticals, Inc	2,674,016
95,361	*	Iovance Biotherapeutics, Inc	4,180,626
49,628	*	IQVIA Holdings, Inc	8,823,858
245,105		Johnson & Johnson	39,983,979
1,528,195		Merck & Co, Inc	117,777,989
15,312	*	Mettler-Toledo International, Inc	17,885,947
197,759	*	Moderna, Inc	34,243,948
63,550	*	Neurocrine Biosciences, Inc	6,974,613
14,891		PerkinElmer, Inc	2,190,019
94,380	*	PPD, Inc	3,035,261
36,775	*	PRA Health Sciences, Inc	4,532,151
15,464	*	Reata Pharmaceuticals, Inc	1,601,916
66,982	*	Regeneron Pharmaceuticals, Inc	33,748,211
36,042	*	Repligen Corp	7,208,400
31,628		Royalty Pharma plc	1,486,832
3,564	*	Sage Therapeutics, Inc	287,437
51,699	*	Sarepta Therapeutics, Inc	4,621,891
87,558	*	Seagen, Inc	14,383,153
5,480	*	Syneos Health, Inc	407,438
160,450		Thermo Fisher Scientific, Inc	81,781,365
179,665	*	Vertex Pharmaceuticals, Inc	41,157,658
3,030	*	Waters Corp	801,950
297,684		Zoetis, Inc	45,917,757
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,009,036,949

REAL ESTATE - 1.7%
305,286		American Tower Corp	69,409,825
13,985		Americold Realty Trust	488,216
29,628		Brookfield Property REIT, Inc	514,046
21,033		Coresite Realty	2,827,677
267,658		Crown Castle International Corp	42,627,213
61,470		Equinix, Inc	45,485,341
47,883		Equity Lifestyle Properties, Inc	2,913,202
61,055		Extra Space Storage, Inc	6,947,448
114,210		Iron Mountain, Inc	3,845,451
67,537		Public Storage, Inc	15,372,772
10,062		SBA Communications Corp	2,703,358
175,509		Simon Property Group, Inc	16,310,051
		TOTAL REAL ESTATE	209,444,600
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

RETAILING - 11.4%
293,623	*	Amazon.com, Inc	$941,414,063
9,548	*	AutoZone, Inc	10,678,197
28,245		Best Buy Co, Inc	3,073,621
28,281	*	Booking Holdings, Inc	54,987,597
40,474	*	Burlington Stores, Inc	10,073,979
8,035	*	CarMax, Inc	946,362
38,735	*	Carvana Co	10,117,195
174,101		Dollar General Corp	33,881,796
77,493	*	Dollar Tree, Inc	7,877,938
414,647		eBay, Inc	23,431,702
81,376	*	Etsy, Inc	16,201,148
10,442		Expedia Group, Inc	1,295,852
37,727	*	Five Below, Inc	6,629,766
64,661	*	Floor & Decor Holdings, Inc	5,953,338
6,299	*	GrubHub, Inc	474,126
372,040		Home Depot, Inc	100,755,873
11,843	*	Leslie’s, Inc	338,710
523,114		Lowe’s Companies, Inc	87,281,571
33,280	*	Ollie’s Bargain Outlet Holdings, Inc	3,152,614
49,451	*	O’Reilly Automotive, Inc	21,039,917
26,733		Pool Corp	9,468,294
194,967		Ross Stores, Inc	21,697,877
671,753		TJX Companies, Inc	43,019,062
79,626		Tractor Supply Co	11,286,189
34,595	*	Ulta Beauty, Inc	9,678,297
14,718	*	Vroom, Inc	542,064
44,529	*	Wayfair, Inc	12,126,137
8,206		Williams-Sonoma, Inc	1,057,917
		TOTAL RETAILING	1,448,481,202

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
770,912	*	Advanced Micro Devices, Inc	66,020,904
7,992	*	Allegro MicroSystems, Inc	223,137
31,436		Analog Devices, Inc	4,631,466
634,060		Applied Materials, Inc	61,300,921
259,201		Broadcom, Inc	116,770,050
73,097	*	Enphase Energy, Inc	13,329,238
86,527		Entegris, Inc	8,513,391
33,324	*	Inphi Corp	5,618,760
107,403		KLA Corp	30,080,358
100,307		Lam Research Corp	48,543,573
61,920		Maxim Integrated Products, Inc	5,431,003
129,351		Microchip Technology, Inc	17,605,965
28,288		MKS Instruments, Inc	4,471,484
30,032		Monolithic Power Systems, Inc	10,670,069
408,742		NVIDIA Corp	212,378,256
779,218		QUALCOMM, Inc	121,776,189
33,882	*	SolarEdge Technologies, Inc	9,769,197
114,059		Teradyne, Inc	12,943,415
316,795		Texas Instruments, Inc	52,489,763
29,594		Universal Display Corp	6,830,887
169,175		Xilinx, Inc	22,089,180
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	831,487,206
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 26.0%
16,361	*,e	2U, Inc	$669,165
441,174		Accenture plc	106,728,814
332,995	*	Adobe, Inc	152,768,116
90,356	*	Akamai Technologies, Inc	10,032,227
36,881	*	Alteryx, Inc	4,648,850
91,274	*	Anaplan, Inc	6,087,976
59,322	*	Ansys, Inc	21,021,937
43,678	*	Aspen Technology, Inc	5,848,484
91,007	*	Atlassian Corp plc	21,034,448
101,144	*	Autodesk, Inc	28,060,380
255,778		Automatic Data Processing, Inc	42,234,063
56,821	*	Avalara, Inc	8,523,150
7,145	*	BigCommerce Holdings, Inc	571,171
50,582	*	Bill.Com Holdings, Inc	6,164,934
104,509	*	Black Knight, Inc	8,537,340
93,594		Booz Allen Hamilton Holding Co	7,971,401
79,126		Broadridge Financial Solutions, Inc	11,181,295
2,750	*	CACI International, Inc (Class A)	663,355
190,772	*	Cadence Design Systems, Inc	24,874,761
10,983		CDK Global, Inc	548,052
56,462	*	Ceridian HCM Holding, Inc	5,245,884
23,205		Citrix Systems, Inc	3,093,459
75,151	*	Cloudflare, Inc	5,761,076
26,784		Cognizant Technology Solutions Corp (Class A)	2,087,813
47,490	*	Coupa Software, Inc	14,715,726
76,124	*	Crowdstrike Holdings, Inc	16,427,559
105,665	*	Datadog, Inc	10,857,079
7,985	*	Datto Holding Corp	190,522
122,972	*	DocuSign, Inc	28,638,949
169,256	*	Dropbox, Inc	3,830,263
12,004	*	Duck Creek Technologies, Inc	580,273
127,420	*	Dynatrace, Inc	5,289,204
45,316	*	Elastic NV	6,886,219
36,717	*	EPAM Systems, Inc	12,646,436
24,223	*	Everbridge, Inc	3,219,963
19,320	*	Fair Isaac Corp	8,696,125
54,333	*	Fastly, Inc	5,941,314
35,189	*	FireEye, Inc	738,969
118,038	*	Fiserv, Inc	12,121,322
42,502	*	Five9, Inc	7,065,958
56,833	*	FleetCor Technologies, Inc	13,796,211
91,875	*	Fortinet, Inc	13,298,906
59,576	*	Gartner, Inc	9,050,190
49,563		Genpact Ltd	1,897,272
26,712	*	Globant S.A.	5,128,704
115,420	*	GoDaddy, Inc	9,069,704
10,765	*	Guidewire Software, Inc	1,235,176
28,534	*	HubSpot, Inc	10,620,355
174,378		Intuit, Inc	62,990,565
41,223		Jack Henry & Associates, Inc	5,968,678
11,106	*	Jamf Holding Corp	410,145
7,548	*	JFrog Ltd	471,524
8,612		Leidos Holdings, Inc	913,389
38,915	*	Manhattan Associates, Inc	4,406,345
610,764		Mastercard, Inc (Class A)	193,178,546
12,356	e	McAfee Corp	232,911
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

59,743	*	Medallia, Inc	$2,479,335
5,185,462		Microsoft Corp	1,202,819,766
35,247	*	MongoDB, Inc	13,027,644
8,126	*	nCino, Inc	582,634
35,795	*	New Relic, Inc	2,691,068
378,314		NortonLifelock, Inc	7,971,076
132,262	*	Nutanix, Inc	4,036,636
79,453	*	Okta, Inc	20,579,122
1,147,752		Oracle Corp	69,358,653
48,015	*	Pagerduty, Inc	2,339,771
64,654	*	Palo Alto Networks, Inc	22,677,391
175,569		Paychex, Inc	15,330,685
34,037	*	Paycom Software, Inc	12,925,210
26,535	*	Paylocity Holding Corp	4,974,251
813,132	*	PayPal Holdings, Inc	190,524,959
24,683		Pegasystems, Inc	3,145,848
71,843	*	Pluralsight, Inc	1,494,334
38,693	*	Proofpoint, Inc	4,994,492
71,846	*	PTC, Inc	9,549,052
53,074	*	RealPage, Inc	4,594,616
54,327	*	RingCentral, Inc	20,259,625
562,721	*	salesforce.com, Inc	126,927,349
5,494		Science Applications International Corp	527,589
134,562	*	ServiceNow, Inc	73,088,696
262,867	*	Slack Technologies, Inc	11,085,101
76,597	*	Smartsheet, Inc	5,341,875
110,174	*	Splunk, Inc	18,182,015
255,651	*	Square, Inc	55,210,390
32,752		SS&C Technologies Holdings, Inc	2,059,446
140,207	*	StoneCo Ltd	10,080,883
57,011		Switch, Inc	981,729
97,084	*	Synopsys, Inc	24,800,108
54,841	*	Teradata Corp	1,475,223
28,609	*	Trade Desk, Inc	21,914,208
80,631	*	Twilio, Inc	28,981,200
27,542	*	Tyler Technologies, Inc	11,644,482
16,986	*,e	Unity Software, Inc	2,544,843
41,452	*	VeriSign, Inc	8,044,590
1,168,865		Visa, Inc (Class A)	225,883,161
55,959	*,e	VMware, Inc (Class A)	7,713,948
54,932		Western Union Co	1,223,336
2,772	*	WEX, Inc	522,799
121,865	*	Workday, Inc	27,727,943
79,522	*	Zendesk, Inc	11,470,253
118,229	*	Zoom Video Communications, Inc	43,989,464
50,095	*	Zscaler, Inc	10,003,972
		TOTAL SOFTWARE & SERVICES	3,302,653,424

TECHNOLOGY HARDWARE & EQUIPMENT - 12.3%
120,249		Amphenol Corp (Class A)	15,016,695
11,175,566		Apple, Inc	1,474,727,689
33,318	*	Arista Networks, Inc	10,247,284
97,298		CDW Corp	12,810,255
116,187		Cognex Corp	9,542,438
13,105	*	Coherent, Inc	2,632,008
11,338	*	CommScope Holding Co, Inc	166,555
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY		VALUE

11,058	*	Dell Technologies, Inc		$806,018
5,380		Dolby Laboratories, Inc (Class A)		473,601
1,720	*	IPG Photonics Corp		384,300
18,124		Jabil Inc		749,790
43,664	*	Keysight Technologies, Inc		6,182,386
5,702	*	Lumentum Holdings, Inc		534,848
11,599		Motorola Solutions, Inc		1,943,413
81,869		NetApp, Inc		5,439,376
94,698	*	Pure Storage, Inc		2,190,365
4,790		Ubiquiti, Inc		1,475,272
33,322	*	Zebra Technologies Corp (Class A)		12,923,271
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT		1,558,245,564

TRANSPORTATION - 1.3%
13,817		CH Robinson Worldwide, Inc		1,182,183
71,324		Expeditors International of Washington, Inc		6,384,924
15,989		JB Hunt Transport Services, Inc		2,153,079
21,387		Landstar System, Inc		2,981,348
58,392		Old Dominion Freight Line		11,328,048
733,929	*	Uber Technologies, Inc		37,379,004
239,688		Union Pacific Corp		47,331,189
327,152		United Parcel Service, Inc (Class B)		50,708,560
3,410	*	XPO Logistics, Inc		376,498
		TOTAL TRANSPORTATION		159,824,833

UTILITIES - 0.0%
64,316		NRG Energy, Inc		2,663,326
		TOTAL UTILITIES		2,663,326

		TOTAL COMMON STOCKS		12,683,839,270
		(Cost $6,769,863,906)

			RATE

SHORT-TERM INVESTMENTS - 0.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
5,126,415	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060%	5,126,415
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		5,126,415

		TOTAL SHORT-TERM INVESTMENTS		5,126,415
		(Cost $5,126,415)
		TOTAL INVESTMENTS - 99.9%		12,688,965,685
		(Cost $6,774,990,321)
		OTHER ASSETS & LIABILITIES, NET - 0.1%		7,543,400
		NET ASSETS - 100.0%		$12,696,509,085

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,802,840.

178

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.1%
117,360		Aptiv plc	$15,679,296
93,952		BorgWarner, Inc	3,945,044
1,699,201	*	Ford Motor Co	17,892,587
547,685		General Motors Co	27,756,676
106,980		Gentex Corp	3,535,689
67,025		Harley-Davidson, Inc	2,687,032
26,258		Lear Corp	3,958,656
23,368		Thor Industries, Inc	2,827,762
		TOTAL AUTOMOBILES & COMPONENTS	78,282,742

BANKS - 7.7%
71,407		Associated Banc-Corp	1,281,042
3,398,733		Bank of America Corp	100,772,434
17,274		Bank of Hawaii Corp	1,350,654
53,507		Bank OZK	1,988,320
13,741		BOK Financial Corp	1,014,910
915,468		Citigroup, Inc	53,087,989
186,805		Citizens Financial Group, Inc	6,807,174
60,174		Comerica, Inc	3,441,953
44,933		Commerce Bancshares, Inc	3,003,771
24,533		Cullen/Frost Bankers, Inc	2,262,924
61,779		East West Bancorp, Inc	3,703,033
311,786		Fifth Third Bancorp	9,019,969
2,871		First Citizens Bancshares, Inc (Class A)	1,711,087
56,792		First Hawaiian, Inc	1,320,414
240,072		First Horizon National Corp	3,334,600
75,302		First Republic Bank	10,918,037
126,423		FNB Corp	1,246,531
442,712		Huntington Bancshares, Inc	5,854,866
1,331,091		JPMorgan Chase & Co	171,271,479
425,854		Keycorp	7,179,899
56,129		M&T Bank Corp	7,435,409
147,986		MGIC Investment Corp	1,734,396
199,767		New York Community Bancorp, Inc	2,089,563
51,536		PacWest Bancorp	1,555,872
185,337		People’s United Financial, Inc	2,531,703
32,370		Pinnacle Financial Partners, Inc	2,218,316
186,494		PNC Financial Services Group, Inc	26,765,619
36,867		Popular, Inc	2,092,202
39,118		Prosperity Bancshares, Inc	2,638,118
421,174		Regions Financial Corp	7,164,170
32,435	*,e	Rocket Cos, Inc	692,812
22,797		Signature Bank	3,765,836
84,699		Sterling Bancorp	1,563,544
22,339	*	SVB Financial Group	9,779,567
63,215		Synovus Financial Corp	2,351,598
66,113		TCF Financial Corp	2,569,151
179

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

22,192		TFS Financial Corp	$392,133
592,757		Truist Financial Corp	28,440,481
107,808		Umpqua Holdings Corp	1,564,294
596,651		US Bancorp	25,566,495
39,080		Webster Financial Corp	1,826,990
1,650,606		Wells Fargo & Co	49,320,107
43,269		Western Alliance Bancorp	2,950,080
25,142		Wintrust Financial Corp	1,513,297
70,755		Zions Bancorporation	3,123,126
		TOTAL BANKS	582,215,965

CAPITAL GOODS - 9.4%
84,170		3M Co	14,785,302
58,421		A.O. Smith Corp	3,172,260
15,288		Acuity Brands, Inc	1,838,229
66,284	*	Aecom Technology Corp	3,320,828
27,069		AGCO Corp	3,001,952
44,925		Air Lease Corp	1,780,378
14,134		Allegion plc	1,512,479
17,377		Allison Transmission Holdings, Inc	707,244
101,457		Ametek, Inc	11,491,020
13,155		Armstrong World Industries, Inc	1,028,853
22,133	*	Array Technologies, Inc	902,141
26,113	*	AZEK Co, Inc	1,041,648
234,821		Boeing Co	45,599,890
14,536		BWX Technologies, Inc	783,781
23,215		Carlisle Cos, Inc	3,364,550
245,445		Carrier Global Corp	9,449,632
237,982		Caterpillar, Inc	43,512,629
43,413	*	Colfax Corp	1,611,491
21,325		Crane Co	1,613,876
65,222		Cummins, Inc	15,289,341
18,184		Curtiss-Wright Corp	1,887,317
124,091		Deere & Co	35,837,481
49,579		Donaldson Co, Inc	2,946,976
62,995		Dover Corp	7,338,288
177,174		Eaton Corp	20,853,380
263,079		Emerson Electric Co	20,875,319
47,116		Fastenal Co	2,148,018
57,087		Flowserve Corp	2,030,014
130,673		Fortive Corp	8,634,872
60,360		Fortune Brands Home & Security, Inc	5,206,050
19,491	*	Gates Industrial Corp plc	275,213
2,032	*	Generac Holdings, Inc	500,725
111,158		General Dynamics Corp	16,304,655
3,826,605		General Electric Co	40,868,141
35,238		Graco, Inc	2,429,308
29,643		GrafTech International Ltd	287,537
3,837		HEICO Corp	451,768
6,680		HEICO Corp (Class A)	710,151
36,526		Hexcel Corp	1,594,725
308,750		Honeywell International, Inc	60,320,488
173,000		Howmet Aerospace, Inc	4,252,340
23,676		Hubbell, Inc	3,683,986
15,696		Huntington Ingalls	2,469,452
33,017		IDEX Corp	6,147,435
180

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

77,158		Illinois Tool Works, Inc	$14,984,855
151,894	*	Ingersoll Rand, Inc	6,355,245
37,876		ITT, Inc	2,829,716
54,885		Jacobs Engineering Group, Inc	5,541,190
318,289		Johnson Controls International plc	15,857,158
91,862		L3Harris Technologies, Inc	15,755,252
15,153		Lennox International, Inc	4,174,500
14,353		Lincoln Electric Holdings, Inc	1,643,419
115,198		Masco Corp	6,256,403
4,450	*	Mercury Systems, Inc	316,217
24,138	*	Middleby Corp	3,276,009
19,575		MSC Industrial Direct Co (Class A)	1,518,433
4,463		Nordson Corp	798,832
5,655		Northrop Grumman Corp	1,620,780
60,548		nVent Electric plc	1,355,064
29,677		Oshkosh Corp	2,718,116
180,658		Otis Worldwide Corp	11,679,540
46,850		Owens Corning, Inc	3,635,560
148,301		PACCAR, Inc	13,528,017
56,545		Parker-Hannifin Corp	14,962,372
72,333		Pentair plc	3,939,255
47,745		Quanta Services, Inc	3,364,590
627,863		Raytheon Technologies Corp	41,897,298
17,741		Regal-Beloit Corp	2,226,141
26,126		Rockwell Automation, Inc	6,493,095
39,241		Roper Technologies Inc	15,418,181
67,621	*	Sensata Technologies Holding plc	3,685,344
23,577		Snap-On, Inc	4,243,624
49,014		Spirit Aerosystems Holdings, Inc (Class A)	1,660,104
67,611		Stanley Black & Decker, Inc	11,729,832
15,889	*	Teledyne Technologies, Inc	5,672,532
99,800		Textron, Inc	4,516,948
27,595		Timken Co	2,087,838
4,637		Toro Co	437,037
105,564		Trane Technologies plc	15,132,599
17,816	*	TransDigm Group, Inc	9,857,236
39,412		Trinity Industries, Inc	1,096,048
31,561	*	United Rentals, Inc	7,669,639
73,081	*	Univar Solutions Inc	1,358,576
9,180		Valmont Industries, Inc	1,771,006
7,361	*,e	Virgin Galactic Holdings, Inc	326,019
5,190		W.W. Grainger, Inc	1,891,184
77,671		Wabtec Corp	5,763,965
14,277		Watsco, Inc	3,404,922
24,381		Woodward Inc	2,729,453
78,408		Xylem, Inc	7,573,429
		TOTAL CAPITAL GOODS	708,613,736

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
71,179		ADT, Inc	642,746
4,412		Cintas Corp	1,403,545
22,551	*	Clean Harbors, Inc	1,746,800
32,929		CoreLogic Inc	2,479,224
19,648	*	Dun & Bradstreet Holdings, Inc	464,675
13,682		Equifax, Inc	2,423,219
16,002	*	FTI Consulting, Inc	1,759,740
181

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

44,839	*	IAA, Inc	$2,562,100
79,197		IHS Markit Ltd	6,896,475
25,374		Manpower, Inc	2,244,077
12,405		MSA Safety, Inc	1,936,669
159,314		Nielsen NV	3,557,482
92,916		Republic Services, Inc	8,410,756
48,925		Robert Half International, Inc	3,302,438
12,181		Rollins, Inc	438,760
40,033	*	Stericycle, Inc	2,621,361
7,412		TransUnion	645,140
161,311		Waste Management, Inc	17,957,141
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	61,492,348

CONSUMER DURABLES & APPAREL - 1.5%
34,565		Brunswick Corp	2,988,490
63,619	*	Capri Holdings Ltd	2,650,368
18,771		Carter’s, Inc	1,652,599
12,618		Columbia Sportswear Co	1,103,570
144,924		DR Horton, Inc	11,130,163
66,435		Garmin Ltd	7,630,724
151,946		Hanesbrands, Inc	2,323,254
55,752		Hasbro, Inc	5,230,653
57,852		Leggett & Platt, Inc	2,371,932
118,241		Lennar Corp (Class A)	9,831,739
5,886		Lennar Corp (Class B)	394,009
62,469	*	Mattel, Inc	1,131,938
25,456	*	Mohawk Industries, Inc	3,655,482
168,306		Newell Brands Inc	4,042,710
1,318	*	NVR, Inc	5,860,461
84,217	*	Peloton Interactive, Inc	12,306,630
22,837		Polaris Inc	2,664,393
121,482		Pulte Homes, Inc	5,284,467
30,775		PVH Corp	2,623,876
20,931		Ralph Lauren Corp	2,115,078
58,610	*	Skechers U.S.A., Inc (Class A)	2,020,873
121,184		Tapestry, Inc	3,831,838
21,452	*	Tempur Sealy International, Inc	566,333
49,382		Toll Brothers, Inc	2,523,420
82,501	*	Under Armour, Inc (Class A)	1,443,768
83,055	*	Under Armour, Inc (Class C)	1,243,333
134,304		VF Corp	10,323,948
26,732		Whirlpool Corp	4,947,826
		TOTAL CONSUMER DURABLES & APPAREL	113,893,875

CONSUMER SERVICES - 2.5%
100,032		ARAMARK Holdings Corp	3,430,097
7,733	*	Bright Horizons Family Solutions	1,175,184
204,716		Carnival Corp	3,822,048
15,242		Choice Hotels International, Inc	1,533,955
57,009		Darden Restaurants, Inc	6,663,782
77,542		Extended Stay America, Inc	1,138,316
31,212	*	frontdoor, Inc	1,717,908
1,889		Graham Holdings Co	1,073,160
20,916	*	Grand Canyon Education, Inc	1,776,605
25,112		H&R Block, Inc	432,680
119,689		Hilton Worldwide Holdings, Inc	12,135,268
182

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

17,821		Hyatt Hotels Corp	$1,170,127
83,427		Las Vegas Sands Corp	4,012,004
118,862		Marriott International, Inc (Class A)	13,824,839
279,839		McDonald’s Corp	58,161,738
206,315		MGM Resorts International	5,892,356
137,894	*	Norwegian Cruise Line Holdings Ltd	3,123,299
15,174	*	Planet Fitness, Inc	1,092,528
80,364		Royal Caribbean Cruises Ltd	5,223,660
74,239		Service Corp International	3,743,873
36,423		Six Flags Entertainment Corp	1,245,666
216,907		Starbucks Corp	20,998,767
58,332	*	Terminix Global Holdings, Inc	2,781,270
16,107		Vail Resorts, Inc	4,283,818
34,932		Wyndham Destinations, Inc	1,545,392
40,182		Wyndham Hotels & Resorts, Inc	2,337,387
32,305		Wynn Resorts Ltd	3,215,317
163,698		Yum China Holdings, Inc	9,283,313
122,267		Yum! Brands, Inc	12,408,878
		TOTAL CONSUMER SERVICES	189,243,235

DIVERSIFIED FINANCIALS - 9.2%
19,742		Affiliated Managers Group, Inc	2,175,371
240,591		AGNC Investment Corp	3,753,220
163,748		Ally Financial, Inc	6,196,224
287,977		American Express Co	33,480,206
51,672		Ameriprise Financial, Inc	10,224,339
627,394		Annaly Capital Management, Inc	5,094,439
37,681		Apollo Global Management, Inc	1,731,065
350,041		Bank of New York Mellon Corp	13,942,133
826,719	*	Berkshire Hathaway, Inc (Class B)	188,384,458
64,712		BlackRock, Inc	45,379,937
200,194		Capital One Financial Corp	20,872,226
45,854		Carlyle Group, Inc	1,479,709
36,120		CBOE Global Markets, Inc	3,313,288
606,582		Charles Schwab Corp	31,263,236
155,825		CME Group, Inc	28,319,635
4,137	*,e	Credit Acceptance Corp	1,595,930
134,352		Discover Financial Services	11,223,766
48,526		Eaton Vance Corp	3,258,036
173,602		Equitable Holdings, Inc	4,301,857
17,303		Evercore Inc	1,887,757
114,344		Franklin Resources, Inc	3,006,104
145,902		Goldman Sachs Group, Inc	39,564,245
31,923		Interactive Brokers Group, Inc (Class A)	1,953,368
157,445		Intercontinental Exchange Group, Inc	17,374,056
165,243		Invesco Ltd	3,402,353
579,449		iShares Russell 1000 Value Index Fund	78,480,573
99,349		Jefferies Financial Group, Inc	2,319,799
237,667		KKR & Co, Inc	9,257,130
44,161		Lazard Ltd (Class A)	1,819,433
40	*,e	LendingTree, Inc	13,021
31,690		LPL Financial Holdings, Inc	3,433,295
585,558		Morgan Stanley	39,261,664
1,429		Morningstar, Inc	328,513
49,974		Nasdaq Inc	6,759,983
178,756		New Residential Investment Corp	1,678,519
183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

85,299		Northern Trust Corp	$7,607,818
28,480		OneMain Holdings, Inc	1,326,029
53,804		Raymond James Financial, Inc	5,376,634
43,886		S&P Global, Inc	13,911,862
33,080		Santander Consumer USA Holdings, Inc	731,068
49,823		SEI Investments Co	2,633,145
126,117		SLM Corp	1,750,504
119,754		Starwood Property Trust, Inc	2,246,585
154,590		State Street Corp	10,821,300
255,560		Synchrony Financial	8,599,594
74,718		T Rowe Price Group, Inc	11,691,873
5,396		Tradeweb Markets, Inc	328,023
2,931		Virtu Financial, Inc	81,394
55,069		Voya Financial, Inc	3,054,127
		TOTAL DIVERSIFIED FINANCIALS	696,688,844

ENERGY - 4.5%
128,911		Antero Midstream Corp	1,044,179
166,042		Apache Corp	2,371,080
289,990		Baker Hughes Co	5,825,899
171,820		Cabot Oil & Gas Corp	3,149,461
846,510		Chevron Corp	72,122,652
42,252		Cimarex Energy Co	1,782,189
594,308		ConocoPhillips	23,790,149
32,763	e	Continental Resources, Inc	645,104
258,324		Devon Energy Corp	4,252,013
70,357		Diamondback Energy, Inc	3,988,538
257,733		EOG Resources, Inc	13,134,074
120,323		EQT Corp	1,962,468
169,221		Equitrans Midstream Corp	1,125,320
1,856,249		Exxon Mobil Corp	83,234,205
383,961		Halliburton Co	6,769,232
45,779		Helmerich & Payne, Inc	1,111,514
120,741		Hess Corp	6,517,599
61,136		HollyFrontier Corp	1,739,931
860,452		Kinder Morgan, Inc	12,115,164
345,310		Marathon Oil Corp	2,500,044
283,797		Marathon Petroleum Corp	12,248,679
59,314		Murphy Oil Corp	733,714
170,032	*	Nov, Inc	2,104,996
367,844		Occidental Petroleum Corp	7,378,951
192,304		ONEOK, Inc	7,659,468
193,118		Phillips 66	13,093,400
89,166		Pioneer Natural Resources Co	10,780,169
614,711		Schlumberger Ltd	13,652,731
100,948		Targa Resources Investments, Inc	2,762,947
178,769		Valero Energy Corp	10,087,935
533,185		Williams Cos, Inc	11,319,518
		TOTAL ENERGY	341,003,323

FOOD & STAPLES RETAILING - 1.8%
12,252	e	Albertsons Cos, Inc	212,817
16,132		Casey’s General Stores, Inc	3,024,427
22,695		Costco Wholesale Corp	7,998,399
14,202	*	Grocery Outlet Holding Corp	606,284
342,554		Kroger Co	11,818,113
184

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,108	*	Sprouts Farmers Market, Inc	$183,646
61,084		SYSCO Corp	4,368,117
96,279	*	US Foods Holding Corp	2,983,686
320,327		Walgreens Boots Alliance, Inc	16,096,432
612,370		Walmart, Inc	86,031,861
		TOTAL FOOD & STAPLES RETAILING	133,323,782

FOOD, BEVERAGE & TOBACCO - 3.8%
460,013		Altria Group, Inc	18,897,334
242,882		Archer-Daniels-Midland Co	12,146,529
4,562	*	Beyond Meat, Inc	812,401
3,357		Brown-Forman Corp (Class A)	221,965
11,718		Brown-Forman Corp (Class B)	839,829
60,506		Bunge Ltd	3,959,513
42,267		Campbell Soup Co	2,033,465
703,503		Coca-Cola Co	33,873,669
216,508		ConAgra Brands, Inc	7,491,177
70,557		Constellation Brands, Inc (Class A)	14,882,588
85,402		Flowers Foods, Inc	1,960,830
265,665		General Mills, Inc	15,435,137
39,400	*	Hain Celestial Group, Inc	1,638,449
14,904		Hershey Co	2,167,638
123,864		Hormel Foods Corp	5,804,267
29,413		Ingredion, Inc	2,219,799
49,279		J.M. Smucker Co	5,736,568
70,656		Kellogg Co	4,164,465
195,043		Keurig Dr Pepper, Inc	6,202,367
285,196		Kraft Heinz Co	9,556,918
49,309		Lamb Weston Holdings, Inc	3,683,382
47,952		McCormick & Co, Inc	4,293,622
76,495		Molson Coors Brewing Co (Class B)	3,836,989
620,388		Mondelez International, Inc	34,394,311
162,130		PepsiCo, Inc	22,142,094
684,315		Philip Morris International, Inc	54,505,690
15,501	*	Pilgrim’s Pride Corp	300,409
27,924	*	Post Holdings, Inc	2,648,591
111		Seaboard Corp	349,229
24,589	*	TreeHouse Foods, Inc	1,038,394
127,693		Tyson Foods, Inc (Class A)	8,211,937
		TOTAL FOOD, BEVERAGE & TOBACCO	285,449,556

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
468,342		Abbott Laboratories	57,882,388
38,371	*	Acadia Healthcare Co, Inc	1,944,642
6,085	*	American Well Corp	215,470
34,221		AmerisourceBergen Corp	3,565,828
81,539		Anthem, Inc	24,215,452
131,141		Baxter International, Inc	10,075,563
121,430		Becton Dickinson & Co	31,789,160
625,885	*	Boston Scientific Corp	22,181,364
177,780	*	Centene Corp	10,720,134
28,145	*	Change Healthcare, Inc	671,540
113,432		Cigna Corp	24,620,416
18,766		Cooper Cos, Inc	6,831,575
572,460		CVS Health Corp	41,016,759
275,200		Danaher Corp	65,453,568
185

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

27,765	*	DaVita, Inc	$3,258,778
95,820		Dentsply Sirona, Inc	5,125,412
24,181		Encompass Health Corp	1,944,152
69,923	*	Envista Holdings Corp	2,485,063
32,478	*	Globus Medical, Inc	2,003,568
1,463	*	Haemonetics Corp	167,206
56,466		HCA Healthcare, Inc	9,174,596
62,485	*	Henry Schein, Inc	4,114,637
25,795		Hill-Rom Holdings, Inc	2,477,352
33,947	*	Hologic, Inc	2,706,594
36,055		Humana, Inc	13,813,031
6,488	*	ICU Medical, Inc	1,326,666
30,729	*	Integra LifeSciences Holdings Corp	2,029,343
39,554	*	Laboratory Corp of America Holdings	9,054,306
18,168		McKesson Corp	3,169,771
589,617		Medtronic plc	65,642,061
8,477	*	Molina Healthcare, Inc	1,810,772
3,574	*	Oak Street Health, Inc	185,383
53,342		Premier, Inc	1,806,694
59,403		Quest Diagnostics, Inc	7,671,897
34,894		STERIS plc	6,529,016
102,761		Stryker Corp	22,711,209
2,794	*	Tandem Diabetes Care, Inc	258,864
3,108	*	Teladoc, Inc	819,984
7,553		Teleflex, Inc	2,852,239
69,714		UnitedHealth Group, Inc	23,255,196
32,275		Universal Health Services, Inc (Class B)	4,024,047
34,901	*	Varian Medical Systems, Inc	6,127,569
91,576		Zimmer Biomet Holdings, Inc	14,072,484
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	521,801,749

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
16,096		Clorox Co	3,371,468
370,118		Colgate-Palmolive Co	28,869,204
126,637		Coty, Inc	806,678
5,598		Energizer Holdings, Inc	245,416
10,385		Estee Lauder Cos (Class A)	2,457,610
34,050	*	Herbalife Nutrition Ltd	1,735,188
149,248		Kimberly-Clark Corp	19,715,661
23,767		Nu Skin Enterprises, Inc (Class A)	1,375,396
592,312		Procter & Gamble Co	75,940,322
14,449		Reynolds Consumer Products Inc	433,470
18,041		Spectrum Brands Holdings, Inc	1,363,358
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	136,313,771

INSURANCE - 3.4%
304,398		Aflac, Inc	13,752,702
5,525		Alleghany Corp	3,131,846
132,924		Allstate Corp	14,246,794
32,312		American Financial Group, Inc	3,041,852
377,663		American International Group, Inc	14,139,703
3,286		American National Group, Inc	290,417
173,183	*	Arch Capital Group Ltd	5,439,678
82,526		Arthur J. Gallagher & Co	9,524,326
26,121		Assurant, Inc	3,538,612
36,774		Assured Guaranty Ltd	1,314,671
186

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

50,730	*	Athene Holding Ltd	$2,074,350
31,866		Axis Capital Holdings Ltd	1,462,649
38,595	*	Brighthouse Financial, Inc	1,364,719
97,053		Brown & Brown, Inc	4,182,014
197,675		Chubb Ltd	28,795,317
65,625		Cincinnati Financial Corp	5,518,406
12,988		CNA Financial Corp	498,999
4,764		Erie Indemnity Co (Class A)	1,158,128
17,528		Everest Re Group Ltd	3,699,810
121,388		Fidelity National Financial Inc	4,406,384
47,538		First American Financial Corp	2,485,762
43,564		Globe Life, Inc	3,937,750
16,362	*	GoHealth, Inc	217,778
16,590		Hanover Insurance Group, Inc	1,865,877
158,921		Hartford Financial Services Group, Inc	7,631,386
27,102		Kemper Corp	1,906,626
5,691	*	Lemonade, Inc	826,618
73,943		Lincoln National Corp	3,363,667
104,987		Loews Corp	4,754,861
5,924	*	Markel Corp	5,743,200
49,784		Marsh & McLennan Cos, Inc	5,471,759
9,580		Mercury General Corp	507,836
335,837		Metlife, Inc	16,170,552
124,026		Old Republic International Corp	2,244,871
6,941		Primerica, Inc	966,951
119,057		Principal Financial Group	5,865,938
181,995		Progressive Corp	15,868,144
175,163		Prudential Financial, Inc	13,711,760
29,686		Reinsurance Group of America, Inc (Class A)	3,118,514
15,084		RenaissanceRe Holdings Ltd	2,269,237
111,473		Travelers Cos, Inc	15,193,770
89,093		Unum Group	2,069,630
61,025		W.R. Berkley Corp	3,792,094
1,322		White Mountains Insurance Group Ltd	1,348,440
56,913		Willis Towers Watson plc	11,549,924
		TOTAL INSURANCE	254,464,322

MATERIALS - 4.7%
84,490		Air Products & Chemicals, Inc	22,538,552
46,257		Albemarle Corp	7,524,164
589,813		Amcor plc	6,452,554
28,145		Aptargroup, Inc	3,742,441
12,382		Ardagh Group S.A.	210,494
24,241		Ashland Global Holdings, Inc	1,939,038
21,450		Avery Dennison Corp	3,236,161
92,297	*	Axalta Coating Systems Ltd	2,491,096
8,953		Ball Corp	788,043
37,181	*	Berry Global Group, Inc	1,835,626
26,304		Cabot Corp	1,155,009
51,639		Celanese Corp (Series A)	6,307,704
96,615		CF Industries Holdings, Inc	3,997,929
71,637		Chemours Co	1,886,919
331,103		Corteva, Inc	13,197,766
50,969	*	Crown Holdings, Inc	4,594,855
325,104		Dow, Inc	16,872,898
321,968	e	DuPont de Nemours, Inc	25,580,358
187

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,082		Eagle Materials, Inc	$1,989,562
59,443		Eastman Chemical Co	5,846,219
87,451		Ecolab, Inc	17,884,604
95,092		Element Solutions, Inc	1,619,417
45,283		FMC Corp	4,903,696
636,283	*	Freeport-McMoRan, Inc (Class B)	17,122,376
95,253		Graphic Packaging Holding Co	1,491,662
87,760		Huntsman Corp	2,318,619
45,759	e	International Flavors & Fragrances, Inc	5,142,396
172,386		International Paper Co	8,672,740
230,948		Linde plc	56,674,639
112,747		LyondellBasell Industries NV	9,669,183
27,244		Martin Marietta Materials, Inc	7,830,198
151,369		Mosaic Co	3,929,539
592		NewMarket Corp	232,176
355,012		Newmont Goldcorp Corp	21,158,715
132,102		Nucor Corp	6,437,330
62,477		Olin Corp	1,493,825
41,055		Packaging Corp of America	5,520,255
104,196		PPG Industries, Inc	14,036,243
27,291		Reliance Steel & Aluminum Co	3,167,939
8,159		Royal Gold, Inc	872,034
8,839		RPM International, Inc	728,952
1,118		Scotts Miracle-Gro Co (Class A)	247,536
70,135		Sealed Air Corp	2,964,606
34,462		Silgan Holdings, Inc	1,255,451
45,634		Sonoco Products Co	2,642,665
35,868		Southern Copper Corp (NY)	2,381,994
88,818		Steel Dynamics, Inc	3,043,793
81,200		Valvoline, Inc	1,927,688
57,940		Vulcan Materials Co	8,641,172
14,855		Westlake Chemical Corp	1,135,813
112,441		WestRock Co	4,658,431
15,811		WR Grace and Co	917,354
		TOTAL MATERIALS	352,910,429

MEDIA & ENTERTAINMENT - 6.4%
204,425		Activision Blizzard, Inc	18,602,675
29,576	*	Alphabet, Inc (Class A)	54,045,999
28,657	*	Alphabet, Inc (Class C)	52,606,801
6,370	*	Charter Communications, Inc	3,870,157
1,991,103		Comcast Corp (Class A)	98,698,976
64,566	*,e	Discovery, Inc (Class A)	2,674,324
135,750	*	Discovery, Inc (Class C)	4,755,323
104,398	*	DISH Network Corp (Class A)	3,029,630
108,685		Electronic Arts, Inc	15,563,692
148,656		Fox Corp (Class A)	4,635,094
70,118		Fox Corp (Class B)	2,095,827
170,286		Interpublic Group of Cos, Inc	4,098,784
18,421		John Wiley & Sons, Inc (Class A)	840,182
10,841	*	Liberty Broadband Corp (Class A)	1,573,788
71,093	*	Liberty Broadband Corp (Class C)	10,383,133
12,363	*	Liberty Media Group (Class A)	448,159
86,858	*	Liberty Media Group (Class C)	3,494,297
32,143	*	Liberty SiriusXM Group (Class A)	1,299,220
67,211	*	Liberty SiriusXM Group (Class C)	2,726,078
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

26,285	*,e	Lions Gate Entertainment Corp (Class A)	$367,727
51,515	*	Lions Gate Entertainment Corp (Class B)	636,725
8,328	*	Madison Square Garden Co	1,348,220
8,328	*	Madison Square Garden Entertainment Corp	739,110
72,020		New York Times Co (Class A)	3,571,472
170,038		News Corp (Class A)	3,298,737
53,175		News Corp (Class B)	1,003,944
6,776		Nexstar Media Group Inc	770,228
93,214		Omnicom Group, Inc	5,814,689
29,940	*	Pinterest, Inc	2,051,189
205,677	e	Sirius XM Holdings, Inc	1,287,538
3,696	*	Take-Two Interactive Software, Inc	740,863
44,047	*	TripAdvisor, Inc	1,364,136
343,194	*	Twitter, Inc	17,341,593
5,700		ViacomCBS, Inc (Class A)	277,362
234,488		ViacomCBS, Inc (Class B)	11,372,668
794,412	*	Walt Disney Co	133,596,266
23,506	*	Zillow Group, Inc (Class A)	3,260,752
56,505	*	Zillow Group, Inc (Class C)	7,371,642
68,817	*	Zynga, Inc	681,977
		TOTAL MEDIA & ENTERTAINMENT	482,338,977

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
46,789		AbbVie, Inc	4,794,937
1,207	*	Acceleron Pharma, Inc	139,445
125,087		Agilent Technologies, Inc	15,031,705
24,001	*	Agios Pharmaceuticals, Inc	1,127,327
78,297	*	Alexion Pharmaceuticals, Inc	12,005,279
73,543	*	Alkermes plc	1,543,668
1,969	*	Berkeley Lights, Inc	141,768
46,847	*	Biogen, Inc	13,239,431
7,363	*	BioMarin Pharmaceutical, Inc	609,509
9,253	*	Bio-Rad Laboratories, Inc (Class A)	5,309,094
998		Bio-Techne Corp	324,260
15,634	*	Bluebird Bio, Inc	696,495
633,804		Bristol-Myers Squibb Co	38,934,580
26,018		Bruker BioSciences Corp	1,506,182
71,528	*	Catalent, Inc	8,229,296
2,440	*	Charles River Laboratories International, Inc	632,082
200,911	*	Elanco Animal Health, Inc	5,832,446
8,536	*	Exact Sciences Corp	1,170,798
86,462	*	Exelixis, Inc	1,920,321
551,585		Gilead Sciences, Inc	36,183,976
5,957	*	Horizon Therapeutics Plc	431,763
29,083	*	Ionis Pharmaceuticals, Inc	1,747,016
52,396	*	IQVIA Holdings, Inc	9,316,009
24,398	*	Jazz Pharmaceuticals plc	3,793,889
1,003,556		Johnson & Johnson	163,710,090
140,630		Merck & Co, Inc	10,838,354
620	*	Mettler-Toledo International, Inc	724,222
74,117	*	Nektar Therapeutics	1,460,105
39,322		PerkinElmer, Inc	5,783,087
61,935		Perrigo Co plc	2,644,624
2,444,148		Pfizer, Inc	87,744,913
10,819	*	PPD, Inc	347,939
4,123	*	PRA Health Sciences, Inc	508,118
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

99,641	*	QIAGEN NV	$5,395,560
1,090	*	Reata Pharmaceuticals, Inc	112,913
25,724		Royalty Pharma plc	1,209,285
20,765	*	Sage Therapeutics, Inc	1,674,697
29,389	*	Syneos Health, Inc	2,185,072
71,863		Thermo Fisher Scientific, Inc	36,628,571
19,016	*	United Therapeutics Corp	3,115,201
528,706	*	Viatris, Inc	8,982,715
24,379	*	Waters Corp	6,452,390
19,908		Zoetis, Inc	3,070,809
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	507,249,941

REAL ESTATE - 4.4%
58,680		Alexandria Real Estate Equities, Inc	9,806,015
59,985		American Campus Communities, Inc	2,468,983
113,756		American Homes 4 Rent	3,438,844
83,587		Americold Realty Trust	2,918,022
64,522	*	Apartment Income REIT Corp	2,501,518
64,522		Apartment Investment and Management Co	296,156
91,855		Apple Hospitality REIT, Inc	1,146,350
62,283		AvalonBay Communities, Inc	10,193,859
68,186		Boston Properties, Inc	6,223,336
73,832		Brandywine Realty Trust	812,152
129,814		Brixmor Property Group, Inc	2,197,751
41,339		Camden Property Trust	4,222,779
146,253	*	CBRE Group, Inc	8,918,508
5,978		Coresite Realty	803,682
49,189		Corporate Office Properties Trust	1,292,195
64,859		Cousins Properties, Inc	2,045,653
11,987		Crown Castle International Corp	1,909,050
84,655		CubeSmart	2,949,380
52,617		CyrusOne, Inc	3,838,410
122,334		Digital Realty Trust, Inc	17,609,979
72,900		Douglas Emmett, Inc	2,020,059
161,470		Duke Realty Corp	6,387,753
78,010		Empire State Realty Trust, Inc	769,179
34,057		EPR Properties	1,350,019
51,124		Equity Commonwealth	1,457,545
44,963		Equity Lifestyle Properties, Inc	2,735,549
162,809		Equity Residential	10,035,547
28,980		Essex Property Trust, Inc	6,943,898
16,360		Extra Space Storage, Inc	1,861,604
32,976		Federal Realty Investment Trust	2,887,379
60,108		First Industrial Realty Trust, Inc	2,442,789
92,515		Gaming and Leisure Properties, Inc	3,805,142
95,250		Healthcare Trust of America, Inc	2,690,812
236,405		Healthpeak Properties Inc	7,009,408
45,069		Highwoods Properties, Inc	1,689,637
306,396		Host Hotels and Resorts, Inc	4,151,666
17,193	*	Howard Hughes Corp	1,481,521
65,811		Hudson Pacific Properties	1,542,610
245,684		Invitation Homes, Inc	7,242,764
51,890		Iron Mountain, Inc	1,747,136
53,371		JBG SMITH Properties	1,593,658
22,462	*	Jones Lang LaSalle, Inc	3,284,169
50,345		Kilroy Realty Corp	2,851,037
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

181,006		Kimco Realty Corp	$2,988,409
37,413		Lamar Advertising Co	3,022,222
30,654		Life Storage, Inc	2,500,753
247,037		Medical Properties Trust, Inc	5,214,951
49,927		Mid-America Apartment Communities, Inc	6,627,809
76,122		National Retail Properties, Inc	2,968,758
98,595		Omega Healthcare Investors, Inc	3,571,111
61,898		Outfront Media, Inc	1,128,401
101,768		Paramount Group, Inc	904,718
104,913		Park Hotels & Resorts, Inc	1,749,949
324,069		Prologis, Inc	33,443,921
22,945		Public Storage, Inc	5,222,741
58,903		Rayonier, Inc	1,811,267
153,368		Realty Income Corp	9,057,914
73,842		Regency Centers Corp	3,483,866
54,320		Rexford Industrial Realty, Inc	2,658,421
42,605		SBA Communications Corp	11,446,685
30,228		Simon Property Group, Inc	2,809,088
30,260		SL Green Realty Corp	2,041,945
45,070		Spirit Realty Capital, Inc	1,737,899
103,917		STORE Capital Corp	3,223,505
46,384		Sun Communities, Inc	6,638,942
128,388		UDR, Inc	4,936,519
163,633		Ventas, Inc	7,538,572
94,642		VEREIT, Inc	3,334,238
233,709		VICI Properties, Inc	5,908,164
76,892		Vornado Realty Trust	3,057,226
53,144		Weingarten Realty Investors	1,196,271
184,953		Welltower, Inc	11,208,152
327,435		Weyerhaeuser Co	10,212,698
74,992		WP Carey, Inc	4,979,469
		TOTAL REAL ESTATE	330,198,087

RETAILING - 2.5%
29,189		Advance Auto Parts, Inc	4,353,247
24,552	*	Autonation, Inc	1,750,067
4,276	*	AutoZone, Inc	4,782,150
81,958		Best Buy Co, Inc	8,918,670
3,019	*	Burlington Stores, Inc	751,429
65,955	*	CarMax, Inc	7,768,180
26,951		Dick’s Sporting Goods, Inc	1,805,986
52,748	*	Dollar Tree, Inc	5,362,362
25,186		eBay, Inc	1,423,261
52,624		Expedia Group, Inc	6,530,638
45,339		Foot Locker, Inc	1,986,755
79,989	*	Gap, Inc	1,619,777
61,590		Genuine Parts Co	5,782,069
36,429	*	GrubHub, Inc	2,742,011
236,149		Home Depot, Inc	63,953,872
71,352		Kohl’s Corp	3,143,769
100,481		L Brands, Inc	4,095,606
12,754	*	Leslie’s, Inc	364,764
132,734	*	LKQ Corp	4,657,636
47,827		Nordstrom, Inc	1,695,467
2,677	*	Ollie’s Bargain Outlet Holdings, Inc	253,592
12,893		Penske Auto Group, Inc	771,517
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

166,846		Qurate Retail Group, Inc QVC Group	$2,102,260
29,264		Ross Stores, Inc	3,256,791
219,539		Target Corp	39,773,881
101,579		TJX Companies, Inc	6,505,119
1,652	*	Ulta Beauty, Inc	462,163
2,282	*	Vroom, Inc	84,046
3,015	*	Wayfair, Inc	821,045
28,181		Williams-Sonoma, Inc	3,633,095
		TOTAL RETAILING	191,151,225

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
37,427	*	Advanced Micro Devices, Inc	3,205,248
7,301	*	Allegro MicroSystems, Inc	203,844
141,767		Analog Devices, Inc	20,886,532
9,228		Broadcom, Inc	4,157,214
25,596	*	Cirrus Logic, Inc	2,398,089
48,908	*	Cree, Inc	4,943,621
3,614		Entegris, Inc	355,582
40,406	*	First Solar, Inc	4,006,255
1,803,435		Intel Corp	100,108,677
291,494		Marvell Technology Group Ltd	15,000,281
77,763		Maxim Integrated Products, Inc	6,820,593
27,192		Microchip Technology, Inc	3,701,103
488,560	*	Micron Technology, Inc	38,239,591
5,513		MKS Instruments, Inc	871,440
177,837	*	ON Semiconductor Corp	6,133,598
50,378	*	Qorvo, Inc	8,608,593
73,121		Skyworks Solutions, Inc	12,375,729
202,416		Texas Instruments, Inc	33,538,307
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	265,554,297

SOFTWARE & SERVICES - 3.2%
20,885	*,e	2U, Inc	854,196
12,337	*	Akamai Technologies, Inc	1,369,777
20,503		Alliance Data Systems Corp	1,387,028
59,684		Amdocs Ltd	4,214,884
2,014	*	Aspen Technology, Inc	269,675
32,151	*	Autodesk, Inc	8,919,652
25,981		Automatic Data Processing, Inc	4,289,983
706	*	BigCommerce Holdings, Inc	56,438
9,129	*	CACI International, Inc (Class A)	2,202,097
46,597		CDK Global, Inc	2,325,190
15,146	*	Ceridian HCM Holding, Inc	1,407,215
39,333		Citrix Systems, Inc	5,243,482
217,643		Cognizant Technology Solutions Corp (Class A)	16,965,272
18,198	*	Concentrix Corp	1,945,730
18,181	*	Crowdstrike Holdings, Inc	3,923,460
5,374	*	Datto Holding Corp	128,224
1,147	*	Duck Creek Technologies, Inc	55,446
111,125		DXC Technology Co	3,133,725
22,025	*	Euronet Worldwide, Inc	2,752,244
271,995		Fidelity National Information Services, Inc	33,580,503
74,344	*	FireEye, Inc	1,561,224
178,142	*	Fiserv, Inc	18,293,402
50,234		Genpact Ltd	1,922,957
130,469		Global Payments, Inc	23,030,388
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

29,486	*	Guidewire Software, Inc	$3,383,224
389,551		International Business Machines Corp	46,399,420
7,250		Jack Henry & Associates, Inc	1,049,727
4,535	*	Jamf Holding Corp	167,478
53,255		Leidos Holdings, Inc	5,648,225
2,881	*	Manhattan Associates, Inc	326,216
8,275	e	McAfee Corp	155,984
597	*	nCino, Inc	42,805
123,210	*	Nuance Communications, Inc	5,610,983
98,958		Oracle Corp	5,980,032
29,549		Paychex, Inc	2,580,219
1,540		Pegasystems, Inc	196,273
4,850	*	RealPage, Inc	419,864
138,990		Sabre Corp	1,498,312
28,185	*	salesforce.com, Inc	6,357,409
22,143		Science Applications International Corp	2,126,392
20,534	*	SolarWinds Corp	345,177
77,904		SS&C Technologies Holdings, Inc	4,898,603
4,726	*	Synopsys, Inc	1,207,257
11,266	*	Teradata Corp	303,055
10,135	*	Twilio, Inc	3,642,823
2,156	*,e	Unity Software, Inc	323,012
18,244	*	VeriSign, Inc	3,540,613
144,851		Western Union Co	3,225,832
17,344	*	WEX, Inc	3,271,078
		TOTAL SOFTWARE & SERVICES	242,532,205

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
51,525		Amphenol Corp (Class A)	6,434,442
4,579	*	Arista Networks, Inc	1,408,317
34,171	*	Arrow Electronics, Inc	3,336,115
41,127		Avnet, Inc	1,452,195
66,983	*	Ciena Corp	3,576,222
1,866,174		Cisco Systems, Inc	83,194,037
1,840	*	Coherent, Inc	369,546
79,422	*	CommScope Holding Co, Inc	1,166,709
328,771		Corning, Inc	11,793,016
106,407	*	Dell Technologies, Inc	7,756,006
24,355		Dolby Laboratories, Inc (Class A)	2,143,971
23,920	*	EchoStar Corp (Class A)	500,885
27,333	*	F5 Networks, Inc	5,355,901
57,157		FLIR Systems, Inc	2,975,022
575,148		Hewlett Packard Enterprise Co	7,097,326
602,288		HP, Inc	14,659,690
14,531	*	IPG Photonics Corp	3,246,661
52,178		Jabil Inc	2,158,604
144,077		Juniper Networks, Inc	3,518,360
54,457	*	Keysight Technologies, Inc	7,710,567
10,318		Littelfuse, Inc	2,511,092
29,276	*	Lumentum Holdings, Inc	2,746,089
66,826		Motorola Solutions, Inc	11,196,696
56,468		National Instruments Corp	2,337,775
55,706	*	NCR Corp	1,858,352
44,444		NetApp, Inc	2,952,859
45,193	*	Pure Storage, Inc	1,045,314
18,198		Synnex Corp	1,485,321
193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

110,010	*	Trimble Inc	$7,250,759
695		Ubiquiti, Inc	214,053
23,132	*	Viasat, Inc	1,007,167
66,941	*	Vontier Corp	2,170,897
133,427		Western Digital Corp	7,529,286
78,412		Xerox Holdings Corp	1,649,004
1,978	*	Zebra Technologies Corp (Class A)	767,128
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	216,575,384

TELECOMMUNICATION SERVICES - 3.0%
3,134,939		AT&T, Inc	89,753,304
481,794		Lumen Technologies, Inc	5,964,610
49,231		Telephone & Data Systems, Inc	923,081
241,588	*	T-Mobile US, Inc	30,459,415
6,367	*	US Cellular Corp	198,523
1,820,243		Verizon Communications, Inc	99,658,304
		TOTAL TELECOMMUNICATION SERVICES	226,957,237

TRANSPORTATION - 2.8%
52,562		Alaska Air Group, Inc	2,566,602
3,903		Amerco, Inc	1,804,903
237,653	e	American Airlines Group, Inc	4,080,502
48,972		CH Robinson Worldwide, Inc	4,190,044
13,360		Copa Holdings S.A. (Class A)	1,033,663
335,671		CSX Corp	28,785,467
284,837		Delta Air Lines, Inc	10,812,413
28,698		Expeditors International of Washington, Inc	2,569,045
105,887		FedEx Corp	24,919,447
26,832		JB Hunt Transport Services, Inc	3,613,197
134,996	*	JetBlue Airways Corp	1,935,843
41,521		Kansas City Southern	8,415,061
26,200	*	Kirby Corp	1,329,912
54,774		Knight-Swift Transportation Holdings, Inc	2,190,960
3,325		Landstar System, Inc	463,505
108,197	*	Lyft, Inc (Class A)	4,810,439
34,075		Macquarie Infrastructure Co LLC	946,944
112,225		Norfolk Southern Corp	26,554,679
5,902		Old Dominion Freight Line	1,144,988
22,960		Ryder System, Inc	1,437,066
23,804		Schneider National, Inc	499,884
255,975		Southwest Airlines Co	11,247,541
140,891	*	Uber Technologies, Inc	7,175,579
146,359		Union Pacific Corp	28,901,512
126,649	*	United Airlines Holdings Inc	5,064,694
106,490		United Parcel Service, Inc (Class B)	16,505,950
37,866	*	XPO Logistics, Inc	4,180,785
		TOTAL TRANSPORTATION	207,180,625

UTILITIES - 5.4%
289,791		AES Corp	7,068,002
108,953		Alliant Energy Corp	5,300,563
107,957		Ameren Corp	7,850,633
217,158		American Electric Power Co, Inc	17,570,254
79,226		American Water Works Co, Inc	12,598,518
53,593		Atmos Energy Corp	4,769,777
24,058		Avangrid, Inc	1,113,164
194

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

220,787		Centerpoint Energy, Inc			$4,656,398
125,240		CMS Energy Corp			7,123,651
148,202		Consolidated Edison, Inc			10,489,738
357,309		Dominion Energy, Inc			26,044,253
85,012		DTE Energy Co			10,092,625
323,299		Duke Energy Corp			30,390,106
157,249		Edison International			9,145,602
88,075		Entergy Corp			8,396,190
98,025		Essential Utilities Inc			4,538,557
99,222		Evergy, Inc			5,331,198
151,911		Eversource Energy			13,292,212
426,434		Exelon Corp			17,722,597
237,639		FirstEnergy Corp			7,309,776
46,879		Hawaiian Electric Industries, Inc			1,549,820
22,231		Idacorp, Inc			1,962,997
87,361		MDU Resources Group, Inc			2,296,721
38,577		National Fuel Gas Co			1,553,110
860,530		NextEra Energy, Inc			69,591,061
167,771		NiSource, Inc			3,716,128
69,606		NRG Energy, Inc			2,882,384
87,575		OGE Energy Corp			2,672,789
579,679	*,b	PG&E Corp			6,625,731
49,319		Pinnacle West Capital Corp			3,711,255
341,313		PPL Corp			9,444,131
222,906		Public Service Enterprise Group, Inc			12,578,586
126,697		Sempra Energy			15,680,021
465,475		Southern Co			27,425,787
91,146		UGI Corp			3,280,345
216,856		Vistra Energy Corp			4,330,614
138,175		WEC Energy Group, Inc			12,283,757
229,296		Xcel Energy, Inc			14,672,651
		TOTAL UTILITIES			407,061,702

		TOTAL COMMON STOCKS			7,532,497,357
		(Cost $5,838,399,439)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENT - 0.1%
$4,830,000	r	Fixed Income Clearing Corp (FICC)	0.040%	02/01/21	4,830,000
		TOTAL REPURCHASE AGREEMENT			4,830,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
19,527,668	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060		19,527,668
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			19,527,668

		TOTAL SHORT-TERM INVESTMENTS			24,357,668
		(Cost $24,357,668)
		TOTAL INVESTMENTS - 100.2%			7,556,855,025
		(Cost $5,862,757,107)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(15,155,716)
		NET ASSETS - 100.0%			$7,541,699,309
195

TIAA-CREF FUNDS - Large-Cap Value Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,653,881.
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $4,830,000 on 02/01/21, collateralized by U.S. Treasury Notes valued at $4,926,682.
196

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 2.4%
60,548		Aptiv plc	$8,089,213
54,890		BorgWarner, Inc	2,304,831
862,189	*	Ford Motor Co	9,078,850
283,613		General Motors Co	14,373,507
169,222	*	Tesla, Inc	134,282,734
		TOTAL AUTOMOBILES & COMPONENTS	168,129,135

BANKS - 3.9%
1,702,248		Bank of America Corp	50,471,653
463,800		Citigroup, Inc	26,895,762
91,168		Citizens Financial Group, Inc	3,322,162
30,139		Comerica, Inc	1,723,951
159,176		Fifth Third Bancorp	4,604,961
38,718		First Republic Bank	5,613,723
234,648		Huntington Bancshares, Inc	3,103,220
681,402		JPMorgan Chase & Co	87,675,995
218,497		Keycorp	3,683,859
28,383		M&T Bank Corp	3,759,896
108,911		People’s United Financial, Inc	1,487,724
94,702		PNC Financial Services Group, Inc	13,591,631
214,369		Regions Financial Corp	3,646,417
11,633	*	SVB Financial Group	5,092,695
299,563		Truist Financial Corp	14,373,033
307,386		US Bancorp	13,171,490
923,335		Wells Fargo & Co	27,589,250
38,127		Zions Bancorporation	1,682,926
		TOTAL BANKS	271,490,348

CAPITAL GOODS - 5.5%
128,884		3M Co	22,639,763
31,311		A.O. Smith Corp	1,700,187
19,449		Allegion plc	2,081,237
51,391		Ametek, Inc	5,820,545
118,457		Boeing Co	23,003,165
178,059		Carrier Global Corp	6,855,271
121,044		Caterpillar, Inc	22,131,685
33,052		Cummins, Inc	7,748,050
69,933		Deere & Co	20,196,650
32,208		Dover Corp	3,751,910
90,128		Eaton Corp	10,608,066
133,627		Emerson Electric Co	10,603,302
129,467		Fastenal Co	5,902,401
25,885		Flowserve Corp	920,471
75,584		Fortive Corp	4,994,591
32,380		Fortune Brands Home & Security, Inc	2,792,775
52,699		General Dynamics Corp	7,729,889
197

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

1,955,576		General Electric Co	$20,885,552
156,318		Honeywell International, Inc	30,539,848
86,820		Howmet Aerospace, Inc	2,134,036
9,303		Huntington Ingalls	1,463,641
16,134		IDEX Corp	3,003,989
65,060		Illinois Tool Works, Inc	12,635,303
84,318	*	Ingersoll Rand, Inc	3,527,865
28,982		Jacobs Engineering Group, Inc	2,926,023
161,752		Johnson Controls International plc	8,058,485
46,803		L3Harris Technologies, Inc	8,027,183
54,824		Lockheed Martin Corp	17,643,460
57,555		Masco Corp	3,125,812
34,488		Northrop Grumman Corp	9,884,606
91,357		Otis Worldwide Corp	5,906,230
78,270		PACCAR, Inc	7,139,789
28,661		Parker-Hannifin Corp	7,583,987
35,803		Pentair plc	1,949,831
30,131		Quanta Services, Inc	2,123,332
338,814		Raytheon Technologies Corp	22,609,058
25,539		Rockwell Automation, Inc	6,347,208
23,683		Roper Technologies Inc	9,305,288
11,804		Snap-On, Inc	2,124,602
36,671		Stanley Black & Decker, Inc	6,362,052
8,434	*	Teledyne Technologies, Inc	3,011,022
49,909		Textron, Inc	2,258,881
53,469		Trane Technologies plc	7,664,781
12,155	*	TransDigm Group, Inc	6,725,118
16,300	*	United Rentals, Inc	3,961,063
10,091		W.W. Grainger, Inc	3,677,059
39,349		Wabtec Corp	2,920,089
39,473		Xylem, Inc	3,812,697
		TOTAL CAPITAL GOODS	388,817,848

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
19,556		Cintas Corp	6,221,155
47,225	*	Copart, Inc	5,182,944
27,279		Equifax, Inc	4,831,384
83,643		IHS Markit Ltd	7,283,632
82,733		Nielsen NV	1,847,428
47,412		Republic Services, Inc	4,291,734
26,681		Robert Half International, Inc	1,800,967
47,007		Rollins, Inc	1,693,192
36,683		Verisk Analytics, Inc	6,731,331
86,232		Waste Management, Inc	9,599,346
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	49,483,113

CONSUMER DURABLES & APPAREL - 1.2%
74,046		DR Horton, Inc	5,686,733
32,763		Garmin Ltd	3,763,158
72,611		Hanesbrands, Inc	1,110,222
27,910		Hasbro, Inc	2,618,516
30,816		Leggett & Platt, Inc	1,263,456
60,919		Lennar Corp (Class A)	5,065,415
13,275	*	Mohawk Industries, Inc	1,906,290
84,735		Newell Brands Inc	2,035,335
280,696		Nike, Inc (Class B)	37,498,179
198

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

782	*	NVR, Inc	$3,477,147
59,957		Pulte Homes, Inc	2,608,130
15,200		PVH Corp	1,295,952
11,568		Ralph Lauren Corp	1,168,946
62,102		Tapestry, Inc	1,963,665
39,270	*	Under Armour, Inc (Class A)	687,225
47,694	*	Under Armour, Inc (Class C)	713,979
72,524		VF Corp	5,574,920
14,422		Whirlpool Corp	2,669,368
		TOTAL CONSUMER DURABLES & APPAREL	81,106,636

CONSUMER SERVICES - 1.6%
165,767		Carnival Corp	3,094,870
6,271	*	Chipotle Mexican Grill, Inc (Class A)	9,281,080
29,868		Darden Restaurants, Inc	3,491,270
8,913		Domino’s Pizza, Inc	3,304,584
61,816		Hilton Worldwide Holdings, Inc	6,267,524
71,206		Las Vegas Sands Corp	3,424,297
60,611		Marriott International, Inc (Class A)	7,049,665
165,990		McDonald’s Corp	34,499,362
91,807		MGM Resorts International	2,622,008
70,417	*	Norwegian Cruise Line Holdings Ltd	1,594,945
39,379		Royal Caribbean Cruises Ltd	2,559,635
261,414		Starbucks Corp	25,307,489
21,784		Wynn Resorts Ltd	2,168,162
66,477		Yum! Brands, Inc	6,746,751
		TOTAL CONSUMER SERVICES	111,411,642

DIVERSIFIED FINANCIALS - 4.7%
145,279		American Express Co	16,890,137
27,007		Ameriprise Financial, Inc	5,343,875
180,702		Bank of New York Mellon Corp	7,197,361
434,368	*	Berkshire Hathaway, Inc (Class B)	98,979,436
31,643		BlackRock, Inc	22,189,970
101,549		Capital One Financial Corp	10,587,499
25,047		CBOE Global Markets, Inc	2,297,561
333,133		Charles Schwab Corp	17,169,675
79,800		CME Group, Inc	14,502,852
67,804		Discover Financial Services	5,664,346
58,985		Franklin Resources, Inc	1,550,716
77,154		Goldman Sachs Group, Inc	20,921,850
124,847		Intercontinental Exchange Group, Inc	13,776,866
83,754		Invesco Ltd	1,724,495
8,474		MarketAxess Holdings, Inc	4,582,400
36,490		Moody’s Corp	9,715,827
321,182		Morgan Stanley	21,535,253
18,488		MSCI, Inc (Class A)	7,308,306
25,638		Nasdaq Inc	3,468,052
46,561		Northern Trust Corp	4,152,776
26,218		Raymond James Financial, Inc	2,619,965
53,598		S&P Global, Inc	16,990,566
79,641		State Street Corp	5,574,870
120,087		Synchrony Financial	4,040,928
50,585		T Rowe Price Group, Inc	7,915,541
		TOTAL DIVERSIFIED FINANCIALS	326,701,123
199

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 2.4%
86,365		Apache Corp	$1,233,292
148,506		Baker Hughes Co	2,983,486
81,871		Cabot Oil & Gas Corp	1,500,695
431,158		Chevron Corp	36,734,662
304,939		ConocoPhillips	12,206,708
131,860		Devon Energy Corp	2,170,416
34,038		Diamondback Energy, Inc	1,929,614
130,396		EOG Resources, Inc	6,644,980
941,870	d	Exxon Mobil Corp	42,233,451
201,860		Halliburton Co	3,558,792
58,286		Hess Corp	3,146,278
35,227		HollyFrontier Corp	1,002,560
428,316		Kinder Morgan, Inc	6,030,689
183,191		Marathon Oil Corp	1,326,303
146,757		Marathon Petroleum Corp	6,334,032
86,912	*	Nov, Inc	1,075,971
186,738		Occidental Petroleum Corp	3,745,964
99,731		ONEOK, Inc	3,972,286
98,503		Phillips 66	6,678,503
44,993		Pioneer Natural Resources Co	5,439,654
309,341		Schlumberger Ltd	6,870,464
90,807		TechnipFMC plc	970,727
92,663		Valero Energy Corp	5,228,973
269,357		Williams Cos, Inc	5,718,449
		TOTAL ENERGY	168,736,949

FOOD & STAPLES RETAILING - 1.4%
98,292		Costco Wholesale Corp	34,641,050
173,629		Kroger Co	5,990,200
113,987		SYSCO Corp	8,151,210
159,396		Walgreens Boots Alliance, Inc	8,009,649
308,804		Walmart, Inc	43,383,874
		TOTAL FOOD & STAPLES RETAILING	100,175,983

FOOD, BEVERAGE & TOBACCO - 3.1%
417,541		Altria Group, Inc	17,152,584
124,362		Archer-Daniels-Midland Co	6,219,344
42,468		Brown-Forman Corp (Class B)	3,043,681
45,398		Campbell Soup Co	2,184,098
861,645		Coca-Cola Co	41,488,207
108,939		ConAgra Brands, Inc	3,769,289
37,513		Constellation Brands, Inc (Class A)	7,912,617
136,486		General Mills, Inc	7,929,837
32,954		Hershey Co	4,792,830
62,733		Hormel Foods Corp	2,939,668
26,544		J.M. Smucker Co	3,089,987
55,716		Kellogg Co	3,283,901
142,218		Kraft Heinz Co	4,765,725
32,648		Lamb Weston Holdings, Inc	2,438,806
55,802		McCormick & Co, Inc	4,996,511
42,213		Molson Coors Brewing Co (Class B)	2,117,404
319,114		Mondelez International, Inc	17,691,680
83,410	*	Monster Beverage Corp	7,242,490
309,358		PepsiCo, Inc	42,249,022
346,914		Philip Morris International, Inc	27,631,700
200

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

65,031		Tyson Foods, Inc (Class A)	$4,182,144
		TOTAL FOOD, BEVERAGE & TOBACCO	217,121,525

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
396,733		Abbott Laboratories	49,032,231
10,208	*	Abiomed, Inc	3,554,936
15,763	*	Align Technology, Inc	8,281,565
33,442		AmerisourceBergen Corp	3,484,656
55,412		Anthem, Inc	16,456,256
113,435		Baxter International, Inc	8,715,211
64,506		Becton Dickinson & Co	16,887,026
319,013	*	Boston Scientific Corp	11,305,821
66,441		Cardinal Health, Inc	3,569,875
128,231	*	Centene Corp	7,732,329
68,337		Cerner Corp	5,474,477
80,480		Cigna Corp	17,468,184
11,206		Cooper Cos, Inc	4,079,432
292,114		CVS Health Corp	20,929,968
140,847		Danaher Corp	33,499,050
16,518	*	DaVita, Inc	1,938,718
48,052		Dentsply Sirona, Inc	2,570,301
21,469	*	DexCom, Inc	8,047,655
139,114	*	Edwards Lifesciences Corp	11,488,034
59,418		HCA Healthcare, Inc	9,654,237
32,307	*	Henry Schein, Inc	2,127,416
57,851	*	Hologic, Inc	4,612,460
29,360		Humana, Inc	11,248,110
19,167	*	IDEXX Laboratories, Inc	9,174,860
26,185	*	Intuitive Surgical, Inc	19,576,953
21,982	*	Laboratory Corp of America Holdings	5,031,900
36,199		McKesson Corp	6,315,640
301,672		Medtronic plc	33,585,144
29,450		Quest Diagnostics, Inc	3,803,467
32,193		Resmed, Inc	6,489,143
18,926		STERIS plc	3,541,244
72,926		Stryker Corp	16,117,375
10,442		Teleflex, Inc	3,943,212
212,272		UnitedHealth Group, Inc	70,809,694
17,040		Universal Health Services, Inc (Class B)	2,124,547
20,295	*	Varian Medical Systems, Inc	3,563,193
16,234		West Pharmaceutical Services, Inc	4,861,921
46,290		Zimmer Biomet Holdings, Inc	7,113,384
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	458,209,625

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
55,744		Church & Dwight Co, Inc	4,706,466
28,029		Clorox Co	5,870,954
193,549		Colgate-Palmolive Co	15,096,822
50,376		Estee Lauder Cos (Class A)	11,921,481
75,443		Kimberly-Clark Corp	9,966,020
553,103		Procter & Gamble Co	70,913,336
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	118,475,079

INSURANCE - 1.8%
144,788		Aflac, Inc	6,541,522
67,983		Allstate Corp	7,286,418
201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

194,714		American International Group, Inc	$7,290,092
50,932		Aon plc	10,344,289
43,410		Arthur J. Gallagher & Co	5,009,948
12,839		Assurant, Inc	1,739,299
101,333		Chubb Ltd	14,761,178
33,355		Cincinnati Financial Corp	2,804,822
8,278		Everest Re Group Ltd	1,747,320
21,471		Globe Life, Inc	1,940,764
82,158		Hartford Financial Services Group, Inc	3,945,227
40,663		Lincoln National Corp	1,849,760
52,779		Loews Corp	2,390,361
112,927		Marsh & McLennan Cos, Inc	12,411,807
174,257		Metlife, Inc	8,390,475
54,350		Principal Financial Group	2,677,825
130,443		Progressive Corp	11,373,325
86,222		Prudential Financial, Inc	6,749,458
56,229		Travelers Cos, Inc	7,664,013
45,587		Unum Group	1,058,986
30,882		W.R. Berkley Corp	1,919,007
28,933		Willis Towers Watson plc	5,871,663
		TOTAL INSURANCE	125,767,559

MATERIALS - 2.6%
49,271		Air Products & Chemicals, Inc	13,143,532
23,387		Albemarle Corp	3,804,129
348,534		Amcor plc	3,812,962
18,259		Avery Dennison Corp	2,754,735
73,384		Ball Corp	6,459,260
26,993		Celanese Corp (Series A)	3,297,195
45,995		CF Industries Holdings, Inc	1,903,273
168,075		Corteva, Inc	6,699,470
164,782		Dow, Inc	8,552,186
165,512		DuPont de Nemours, Inc	13,149,928
30,249		Eastman Chemical Co	2,974,989
55,321		Ecolab, Inc	11,313,698
29,755		FMC Corp	3,222,169
324,219	*	Freeport-McMoRan, Inc (Class B)	8,724,733
24,638	e	International Flavors & Fragrances, Inc	2,768,819
86,480		International Paper Co	4,350,809
116,885		Linde plc	28,683,579
57,277		LyondellBasell Industries NV	4,912,076
13,556		Martin Marietta Materials, Inc	3,896,130
79,386		Mosaic Co	2,060,861
178,835		Newmont Goldcorp Corp	10,658,566
65,917		Nucor Corp	3,212,135
20,944		Packaging Corp of America	2,816,130
52,785		PPG Industries, Inc	7,110,667
33,656		Sealed Air Corp	1,422,639
18,223		Sherwin-Williams Co	12,606,671
30,049		Vulcan Materials Co	4,481,508
57,610		WestRock Co	2,386,782
		TOTAL MATERIALS	181,179,631

MEDIA & ENTERTAINMENT - 9.0%
172,114		Activision Blizzard, Inc	15,662,374
67,207	*	Alphabet, Inc (Class A)	122,811,384
202

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

64,892	*	Alphabet, Inc (Class C)	$119,124,840
32,497	*	Charter Communications, Inc	19,743,877
1,017,155		Comcast Corp (Class A)	50,420,373
32,448	*,e	Discovery, Inc (Class A)	1,343,996
65,948	*	Discovery, Inc (Class C)	2,310,158
54,106	*	DISH Network Corp (Class A)	1,570,156
64,716		Electronic Arts, Inc	9,267,331
536,496	*	Facebook, Inc	138,593,012
78,872		Fox Corp (Class A)	2,459,229
34,115		Fox Corp (Class B)	1,019,697
87,598		Interpublic Group of Cos, Inc	2,108,484
31,439	*	Live Nation, Inc	2,089,122
98,838	*	Netflix, Inc	52,620,363
83,491		News Corp (Class A)	1,619,725
25,832		News Corp (Class B)	487,708
49,996		Omnicom Group, Inc	3,118,751
25,276	*	Take-Two Interactive Software, Inc	5,066,574
176,750	*	Twitter, Inc	8,931,178
127,367		ViacomCBS, Inc (Class B)	6,177,300
404,588	*	Walt Disney Co	68,039,564
		TOTAL MEDIA & ENTERTAINMENT	634,585,196

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
395,204		AbbVie, Inc	40,500,506
68,130		Agilent Technologies, Inc	8,187,182
48,444	*	Alexion Pharmaceuticals, Inc	7,427,919
129,685		Amgen, Inc	31,309,850
34,283	*	Biogen, Inc	9,688,719
4,916	*	Bio-Rad Laboratories, Inc (Class A)	2,820,653
504,469		Bristol-Myers Squibb Co	30,989,531
36,805	*	Catalent, Inc	4,234,415
176,850		Eli Lilly & Co	36,779,494
280,174		Gilead Sciences, Inc	18,379,414
32,431	*	Illumina, Inc	13,829,876
42,307	*	Incyte Corp	3,797,053
42,890	*	IQVIA Holdings, Inc	7,625,842
587,567		Johnson & Johnson	95,849,805
566,145		Merck & Co, Inc	43,632,795
5,295	*	Mettler-Toledo International, Inc	6,185,089
25,014		PerkinElmer, Inc	3,678,809
30,274		Perrigo Co plc	1,292,700
1,244,057		Pfizer, Inc	44,661,646
23,161	*	Regeneron Pharmaceuticals, Inc	11,669,438
88,714		Thermo Fisher Scientific, Inc	45,217,526
58,024	*	Vertex Pharmaceuticals, Inc	13,292,138
269,870	*	Viatris, Inc	4,585,091
13,815	*	Waters Corp	3,656,416
105,976		Zoetis, Inc	16,346,798
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	505,638,705

REAL ESTATE - 2.4%
27,657		Alexandria Real Estate Equities, Inc	4,621,761
99,067		American Tower Corp	22,523,873
31,151		AvalonBay Communities, Inc	5,098,484
32,228		Boston Properties, Inc	2,941,449
74,841	*	CBRE Group, Inc	4,563,804
203

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

96,248		Crown Castle International Corp	$15,328,456
62,476		Digital Realty Trust, Inc	8,993,420
82,410		Duke Realty Corp	3,260,140
19,935		Equinix, Inc	14,751,103
77,879		Equity Residential	4,800,461
14,647		Essex Property Trust, Inc	3,509,568
28,906		Extra Space Storage, Inc	3,289,214
16,185		Federal Realty Investment Trust	1,417,159
123,824		Healthpeak Properties Inc	3,671,382
162,236		Host Hotels and Resorts, Inc	2,198,298
62,614		Iron Mountain, Inc	2,108,213
96,627		Kimco Realty Corp	1,595,312
24,421		Mid-America Apartment Communities, Inc	3,241,888
164,783		Prologis, Inc	17,005,606
34,265		Public Storage, Inc	7,799,399
77,062		Realty Income Corp	4,551,282
35,045		Regency Centers Corp	1,653,423
24,817		SBA Communications Corp	6,667,583
73,573		Simon Property Group, Inc	6,837,139
16,318		SL Green Realty Corp	1,101,128
66,466		UDR, Inc	2,555,618
80,976		Ventas, Inc	3,730,564
33,255		Vornado Realty Trust	1,322,219
92,713		Welltower, Inc	5,618,408
168,276		Weyerhaeuser Co	5,248,528
		TOTAL REAL ESTATE	172,004,882

RETAILING - 7.7%
15,244		Advance Auto Parts, Inc	2,273,490
95,242	*	Amazon.com, Inc	305,364,900
5,266	*	AutoZone, Inc	5,889,337
51,148		Best Buy Co, Inc	5,565,925
9,128	*	Booking Holdings, Inc	17,747,844
37,610	*	CarMax, Inc	4,429,706
54,571		Dollar General Corp	10,620,062
52,095	*	Dollar Tree, Inc	5,295,978
145,045		eBay, Inc	8,196,493
28,125	*	Etsy, Inc	5,599,406
30,112		Expedia Group, Inc	3,736,899
45,479	*	Gap, Inc	920,950
31,808		Genuine Parts Co	2,986,135
240,608		Home Depot, Inc	65,161,459
52,682		L Brands, Inc	2,147,318
61,811	*	LKQ Corp	2,168,948
163,225		Lowe’s Companies, Inc	27,234,091
16,162	*	O’Reilly Automotive, Inc	6,876,446
8,990		Pool Corp	3,184,078
79,089		Ross Stores, Inc	8,801,815
111,450		Target Corp	20,191,397
268,043		TJX Companies, Inc	17,165,474
26,134		Tractor Supply Co	3,704,233
12,644	*	Ulta Beauty, Inc	3,537,286
		TOTAL RETAILING	538,799,670

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
267,865	*	Advanced Micro Devices, Inc	22,939,959
204

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

82,022		Analog Devices, Inc	$12,084,301
203,765		Applied Materials, Inc	19,700,000
90,226		Broadcom, Inc	40,646,813
28,144	*	Enphase Energy, Inc	5,132,058
912,760		Intel Corp	50,667,308
34,809		KLA Corp	9,748,957
32,073		Lam Research Corp	15,521,728
60,866		Maxim Integrated Products, Inc	5,338,557
58,242		Microchip Technology, Inc	7,927,319
248,460	*	Micron Technology, Inc	19,446,964
138,308		NVIDIA Corp	71,863,454
25,312	*	Qorvo, Inc	4,325,315
251,919		QUALCOMM, Inc	39,369,901
36,981		Skyworks Solutions, Inc	6,259,034
37,232		Teradyne, Inc	4,225,087
205,741		Texas Instruments, Inc	34,089,226
54,386		Xilinx, Inc	7,101,180
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	376,387,161

SOFTWARE & SERVICES - 13.8%
141,138		Accenture plc	34,144,105
106,866	*	Adobe, Inc	49,026,915
35,658	*	Akamai Technologies, Inc	3,959,108
19,147	*	Ansys, Inc	6,785,122
49,479	*	Autodesk, Inc	13,726,959
95,524		Automatic Data Processing, Inc	15,772,923
25,800		Broadridge Financial Solutions, Inc	3,645,798
61,559	*	Cadence Design Systems, Inc	8,026,678
27,701		Citrix Systems, Inc	3,692,820
119,359		Cognizant Technology Solutions Corp (Class A)	9,304,034
56,935		DXC Technology Co	1,605,567
138,292		Fidelity National Information Services, Inc	17,073,530
128,057	*	Fiserv, Inc	13,150,173
18,818	*	FleetCor Technologies, Inc	4,568,070
29,341	*	Fortinet, Inc	4,247,110
20,022	*	Gartner, Inc	3,041,542
67,088		Global Payments, Inc	11,842,374
198,664		International Business Machines Corp	23,662,869
58,515		Intuit, Inc	21,137,373
17,021		Jack Henry & Associates, Inc	2,464,471
30,088		Leidos Holdings, Inc	3,191,133
196,628		Mastercard, Inc (Class A)	62,191,470
1,688,176		Microsoft Corp	391,589,305
132,526		NortonLifelock, Inc	2,792,323
422,490		Oracle Corp	25,531,071
71,012		Paychex, Inc	6,200,768
11,002	*	Paycom Software, Inc	4,177,899
261,899	*	PayPal Holdings, Inc	61,365,555
204,115	*	salesforce.com, Inc	46,040,179
43,676	*	ServiceNow, Inc	23,723,056
34,500	*	Synopsys, Inc	8,813,025
9,263	*	Tyler Technologies, Inc	3,916,304
22,368	*	VeriSign, Inc	4,340,958
378,785		Visa, Inc (Class A)	73,200,201
91,845		Western Union Co	2,045,388
		TOTAL SOFTWARE & SERVICES	969,996,176
205

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
66,540		Amphenol Corp (Class A)	$8,309,515
3,568,566		Apple, Inc	470,907,969
12,005	*	Arista Networks, Inc	3,692,258
32,301		CDW Corp	4,252,750
941,319		Cisco Systems, Inc	41,964,001
168,482		Corning, Inc	6,043,449
14,293	*	F5 Networks, Inc	2,800,713
31,827		FLIR Systems, Inc	1,656,595
287,040		Hewlett Packard Enterprise Co	3,542,074
307,993		HP, Inc	7,496,550
7,751	*	IPG Photonics Corp	1,731,806
72,375		Juniper Networks, Inc	1,767,398
41,361	*	Keysight Technologies, Inc	5,856,304
38,385		Motorola Solutions, Inc	6,431,407
49,184		NetApp, Inc	3,267,785
49,387		Seagate Technology, Inc	3,265,468
74,760		TE Connectivity Ltd	9,001,104
55,895	*	Trimble Inc	3,684,039
30,233	*	Vontier Corp	980,456
67,031		Western Digital Corp	3,782,559
35,183		Xerox Holdings Corp	739,899
12,123	*	Zebra Technologies Corp (Class A)	4,701,663
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	595,875,762

TELECOMMUNICATION SERVICES - 1.6%
1,594,648		AT&T, Inc	45,654,772
220,968		Lumen Technologies, Inc	2,735,584
131,266	*	T-Mobile US, Inc	16,550,018
921,595		Verizon Communications, Inc	50,457,326
		TOTAL TELECOMMUNICATION SERVICES	115,397,700

TRANSPORTATION - 1.8%
28,329		Alaska Air Group, Inc	1,383,305
136,186	e	American Airlines Group, Inc	2,338,314
31,037		CH Robinson Worldwide, Inc	2,655,526
170,474		CSX Corp	14,618,998
143,037		Delta Air Lines, Inc	5,429,685
39,185		Expeditors International of Washington, Inc	3,507,841
53,697		FedEx Corp	12,637,052
18,087		JB Hunt Transport Services, Inc	2,435,595
20,536		Kansas City Southern	4,162,031
56,687		Norfolk Southern Corp	13,413,278
21,097		Old Dominion Freight Line	4,092,818
127,465		Southwest Airlines Co	5,600,812
151,094		Union Pacific Corp	29,836,532
65,501	*	United Airlines Holdings Inc	2,619,385
159,440		United Parcel Service, Inc (Class B)	24,713,200
		TOTAL TRANSPORTATION	129,444,372

UTILITIES - 2.8%
145,177		AES Corp	3,540,867
53,696		Alliant Energy Corp	2,612,310
55,135		Ameren Corp	4,009,417
109,919		American Electric Power Co, Inc	8,893,546
206

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

40,379		American Water Works Co, Inc			$6,421,069
26,537		Atmos Energy Corp			2,361,793
125,277		Centerpoint Energy, Inc			2,642,092
64,194		CMS Energy Corp			3,651,355
77,196		Consolidated Edison, Inc			5,463,933
181,743		Dominion Energy, Inc			13,247,247
42,859		DTE Energy Co			5,088,220
165,865		Duke Energy Corp			15,591,310
83,868		Edison International			4,877,763
45,393		Entergy Corp			4,327,315
50,120		Evergy, Inc			2,692,948
77,347		Eversource Energy			6,767,862
216,232		Exelon Corp			8,986,602
121,405		FirstEnergy Corp			3,734,418
439,026		NextEra Energy, Inc			35,504,033
78,346		NiSource, Inc			1,735,364
53,497		NRG Energy, Inc			2,215,311
24,187		Pinnacle West Capital Corp			1,820,072
175,024		PPL Corp			4,842,914
113,952		Public Service Enterprise Group, Inc			6,430,311
64,413		Sempra Energy			7,971,753
237,559		Southern Co			13,996,976
70,622		WEC Energy Group, Inc			6,278,296
117,746		Xcel Energy, Inc			7,534,566
		TOTAL UTILITIES			193,239,663

		TOTAL COMMON STOCKS			6,998,175,483
		(Cost $3,293,739,474)
PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENT - 0.1%
$5,785,000	r	Fixed Income Clearing Corp (FICC)	0.040%	02/01/21	5,785,000
		TOTAL REPURCHASE AGREEMENT			5,785,000

TREASURY DEBT - 0.1%
8,062,000		United States Treasury Bill	0.092	02/04/21	8,061,974
		TOTAL TREASURY DEBT			8,061,974

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
4,686,260	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060		4,686,260
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,686,260

		TOTAL SHORT-TERM INVESTMENTS			18,533,234
		(Cost $18,533,198)
		TOTAL INVESTMENTS - 100.0%			7,016,708,717
		(Cost $3,312,272,672)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			1,790,691
		NET ASSETS - 100.0%			$7,018,499,408
207

TIAA-CREF FUNDS - S&P 500 Index Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,320,797.
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $5,785,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $5,900,712.

Futures contracts outstanding as of January 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	76	03/19/21	$14,299,237	$14,079,760	$(219,477)
208

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.5%
143,857	*	Adient plc	$4,645,143
182,288	*	American Axle & Manufacturing Holdings, Inc	1,605,957
83,471		Cooper Tire & Rubber Co	3,067,559
27,009	*	Cooper-Standard Holding, Inc	824,045
236,332		Dana Inc	4,575,388
43,389	*	Dorman Products, Inc	3,941,023
66,722	*	Fox Factory Holding Corp	7,982,620
54,494	*	Gentherm, Inc	3,338,302
382,628	*	Goodyear Tire & Rubber Co	4,036,725
40,353		LCI Industries, Inc	5,220,871
78,672	*	Modine Manufacturing Co	987,334
29,659	*	Motorcar Parts of America, Inc	671,183
36,992		Patrick Industries, Inc	2,554,668
34,612		Standard Motor Products, Inc	1,357,829
41,770	*	Stoneridge, Inc	1,146,587
81,510	*	Tenneco, Inc	823,251
44,481	*	Visteon Corp	5,670,438
51,356		Winnebago Industries, Inc	3,546,645
152,732	*,e	Workhorse Group, Inc	5,241,762
26,944	*	XPEL, Inc	1,293,581
		TOTAL AUTOMOBILES & COMPONENTS	62,530,911

BANKS - 9.1%
13,720		1st Constitution Bancorp	211,700
29,271		1st Source Corp	1,151,814
11,721		ACNB Corp	293,611
30,330		Allegiance Bancshares, Inc	1,067,009
26,559		Altabancorp	855,465
20,399		Amalgamated Bank	299,049
36,185	*	Amerant Bancorp Inc	515,998
16,123		American National Bankshares, Inc	450,638
108,413		Ameris Bancorp	4,240,032
13,346		Ames National Corp	300,418
20,398		Arrow Financial Corp	599,701
37,533	*	Atlantic Capital Bancshares, Inc	671,465
129,637		Atlantic Union Bankshares Corp	4,257,279
3,751		Auburn National Bancorporation, Inc	148,277
94,043	*	Axos Financial, Inc	3,662,975
69,664		Banc of California, Inc	1,173,838
29,877		Bancfirst Corp	1,721,812
162,196		BancorpSouth Bank	4,484,719
10,074	e	Bank First Corp	665,085
24,830		Bank of Commerce Holdings	251,528
21,324		Bank of Marin Bancorp	791,973
82,343		Bank of NT Butterfield & Son Ltd	2,504,051
6,887		Bank of Princeton	160,605
4,543		Bank7 Corp	72,643
209

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,737		BankFinancial Corp	$184,330
150,281		BankUnited	5,207,237
10,923		Bankwell Financial Group, Inc	212,452
57,928		Banner Corp	2,562,155
27,319		Bar Harbor Bankshares	587,632
15,527	*	Baycom Corp	228,247
22,156		BCB Bancorp, Inc	254,351
77,453		Berkshire Hills Bancorp, Inc	1,284,171
9,368	*	Bogota Financial Corp	84,968
131,755		Boston Private Financial Holdings, Inc	1,606,093
36,837	*	Bridgewater Bancshares, Inc	472,987
128,116		Brookline Bancorp, Inc	1,612,980
31,617		Bryn Mawr Bank Corp	982,656
31,016		Business First Bancshares, Inc	629,625
44,685		Byline Bancorp, Inc	718,088
5,305		C&F Financial Corp	208,858
198,778		Cadence BanCorp	3,562,102
12,117	*	California Bancorp, Inc	163,701
10,173		Cambridge Bancorp	747,716
27,074		Camden National Corp	1,016,629
8,393	*	Capital Bancorp, Inc	123,713
22,845		Capital City Bank Group, Inc	510,129
214,037		Capitol Federal Financial	2,658,340
23,608		Capstar Financial Holdings, Inc	342,316
30,234		Carter Bankshares, Inc	302,642
123,050		Cathay General Bancorp	4,161,551
7,897		CB Financial Services, Inc	142,225
30,502		CBTX, Inc	802,813
48,968		Central Pacific Financial Corp	973,484
13,356		Central Valley Community Bancorp	204,347
4,239		Century Bancorp, Inc	335,729
5,721		Chemung Financial Corp	191,425
10,981		ChoiceOne Financial Services, Inc	282,651
158,244		CIT Group, Inc	5,839,204
21,602		Citizens & Northern Corp	412,814
7,476	e	Citizens Holding Co	150,940
25,210		City Holding Co	1,740,751
24,288		Civista Bancshares, Inc	414,110
23,959		CNB Financial Corp	503,858
13,535	*	Coastal Financial Corp	267,993
15,088		Codorus Valley Bancorp, Inc	238,390
10,806		Colony Bankcorp Inc	149,663
119,374		Columbia Banking System, Inc	4,598,286
78,077	*	Columbia Financial, Inc	1,203,947
84,790		Community Bank System, Inc	5,498,632
24,694		Community Bankers Trust Corp	178,291
7,045		Community Financial Corp	167,671
28,253		Community Trust Bancorp, Inc	1,030,104
59,068		ConnectOne Bancorp, Inc	1,255,195
8,071	e	County Bancorp, Inc	174,576
81,861	*	CrossFirst Bankshares, Inc	941,402
46,456	*	Customers Bancorp, Inc	1,032,252
206,559		CVB Financial Corp	4,013,441
47,253		Dime Community Bancshares	751,323
27,500	*	Dime Community Bancshares, Inc	671,825
10,059		Eagle Bancorp Montana, Inc	215,162
210

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,561		Eagle Bancorp, Inc	$2,275,807
271,595	*	Eastern Bankshares, Inc	4,329,224
13,817		Enterprise Bancorp, Inc	350,123
40,158		Enterprise Financial Services Corp	1,417,979
23,479	*	Equity Bancshares, Inc	518,416
10,733	*	Esquire Financial Holdings, Inc	236,985
11,255		ESSA Bancorp, Inc	160,721
177,606		Essent Group Ltd	7,429,259
7,709		Evans Bancorp, Inc	229,111
14,657		Farmers & Merchants Bancorp, Inc	335,645
42,907		Farmers National Banc Corp	571,521
51,223		FB Financial Corp	1,913,691
14,973		Federal Agricultural Mortgage Corp (FAMC)	1,137,948
6,246	e	Fidelity D&D Bancorp, Inc	307,366
24,377		Financial Institutions, Inc	557,990
44,807		First Bancorp (NC)	1,526,126
353,298		First Bancorp (Puerto Rico)	3,215,012
15,618		First Bancorp, Inc	375,301
34,281		First Bancshares, Inc	1,026,373
25,831		First Bank	233,771
81,042		First Busey Corp	1,675,138
12,667		First Business Financial Services, Inc	243,966
4,693	e	First Capital Inc	225,217
16,621		First Choice Bancorp	326,769
156,728		First Commonwealth Financial Corp	1,838,419
28,041		First Community Bancshares, Inc	601,760
11,344		First Community Corp	192,735
160,686		First Financial Bancorp	2,943,768
211,092		First Financial Bankshares, Inc	7,996,165
24,042		First Financial Corp	922,972
65,288		First Foundation, Inc	1,322,735
6,249		First Guaranty Bancshares, Inc	99,984
13,698		First Internet Bancorp	419,433
66,244		First Interstate Bancsystem, Inc	2,560,993
89,155		First Merchants Corp	3,358,469
22,191		First Mid-Illinois Bancshares, Inc	751,609
186,390		First Midwest Bancorp, Inc	3,081,027
11,269		First Northwest Bancorp	154,385
35,195		First of Long Island Corp	588,812
3,021		First Savings Financial Group, Inc	182,438
10,786		First United Corp	168,585
10,003	*	First Western Financial, Inc	184,755
78,656		Flagstar Bancorp, Inc	3,370,410
46,633		Flushing Financial Corp	852,451
24,717		FNCB Bancorp Inc	151,268
6,082		Franklin Financial Services Corp	164,275
6,068		FS Bancorp, Inc	325,366
264,075		Fulton Financial Corp	3,538,605
17,587	*	FVCBankcorp, Inc	271,367
40,252		German American Bancorp, Inc	1,361,725
156,670		Glacier Bancorp, Inc	7,308,656
19,726		Great Southern Bancorp, Inc	969,927
93,070		Great Western Bancorp, Inc	2,233,680
3,120		Greene County Bancorp, Inc	74,006
11,895		Guaranty Bancshares, Inc	397,055
141,265		Hancock Whitney Corp	4,822,787
211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,366		Hanmi Financial Corp	$696,058
84,726		HarborOne Northeast Bancorp, Inc	920,124
8,548		Hawthorn Bancshares Inc	156,941
15,829		HBT Financial, Inc	236,327
55,577		Heartland Financial USA, Inc	2,370,915
101,510		Heritage Commerce Corp	891,258
56,387		Heritage Financial Corp	1,330,733
116,985		Hilltop Holdings, Inc	3,514,229
2,423		Hingham Institution for Savings	531,267
11,365		Home Bancorp, Inc	320,038
250,070		Home Bancshares, Inc	5,301,484
36,828		HomeStreet, Inc	1,340,539
25,940		HomeTrust Bancshares, Inc	544,740
187,879		Hope Bancorp, Inc	2,100,487
68,500		Horizon Bancorp	1,084,355
20,861	*	Howard Bancorp, Inc	252,418
53,690		Independent Bank Corp (MA)	4,031,045
36,159		Independent Bank Corp (MI)	663,879
60,402		Independent Bank Group, Inc	3,709,891
86,987		International Bancshares Corp	3,288,978
15,412		Investar Holding Corp	248,596
376,702		Investors Bancorp, Inc	4,335,840
132,387		Kearny Financial Corp	1,370,205
83,816		Lakeland Bancorp, Inc	1,098,828
41,110		Lakeland Financial Corp	2,413,157
6,266		Landmark Bancorp, Inc	147,940
18,657		LCNB Corp	286,945
6,781		Level One Bancorp, Inc	141,384
8,088	*,e	Limestone Bancorp, Inc	105,548
46,313		Live Oak Bancshares, Inc	1,846,962
27,683		Luther Burbank Corp	271,017
41,374		Macatawa Bank Corp	343,404
20,820		Mackinac Financial Corp	260,666
16,031	*	MainStreet Bancshares Inc	273,809
23,968		Mercantile Bank Corp	650,731
14,370		Merchants Bancorp	428,513
73,331		Meridian Bancorp, Inc	1,110,965
8,582		Meridian Corp	174,043
54,539		Meta Financial Group, Inc	2,106,842
29,837		Metrocity Bankshares, Inc	424,879
11,009	*	Metropolitan Bank Holding Corp	436,617
14,066		Mid Penn Bancorp, Inc	306,076
9,497		Middlefield Banc Corp	194,689
35,305		Midland States Bancorp, Inc	649,259
21,689		MidWestOne Financial Group, Inc	533,333
7,084	*	MMA Capital Holdings Inc	167,749
120,384	*	Mr Cooper Group, Inc	3,278,056
14,402		MVB Financial Corp	322,749
48,249		National Bank Holdings Corp	1,605,244
9,960		National Bankshares, Inc	308,760
67,787		NBT Bancorp, Inc	2,237,649
15,864	*	Nicolet Bankshares, Inc	1,075,421
133,280	*	NMI Holdings, Inc	2,826,869
12,065		Northeast Bank	314,414
77,894		Northfield Bancorp, Inc	962,770
12,859		Northrim BanCorp, Inc	413,031
212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

197,261		Northwest Bancshares, Inc	$2,515,078
8,879		Norwood Financial Corp	219,134
8,267	e	Oak Valley Bancorp	128,552
97,790		OceanFirst Financial Corp	1,775,866
81,671		OFG Bancorp	1,403,108
4,666		Ohio Valley Banc Corp	100,272
261,072		Old National Bancorp	4,383,399
49,526		Old Second Bancorp, Inc	486,345
22,204		OP Bancorp	168,528
35,056		Origin Bancorp, Inc	1,107,419
20,109		Orrstown Financial Services, Inc	348,087
130,842		Pacific Premier Bancorp, Inc	4,350,497
23,362		Park National Corp	2,523,330
16,102		Parke Bancorp, Inc	278,887
15,783	e	Partners Bancorp	106,693
27,378		PCB Bancorp	324,156
24,441		PCSB Financial Corp	360,138
15,712	*	PDL Community Bancorp	148,007
34,560		Peapack Gladstone Financial Corp	812,851
10,726		Penns Woods Bancorp, Inc	231,038
69,416		PennyMac Financial Services, Inc	4,026,128
5,310		Peoples Bancorp of North Carolina, Inc	106,731
33,405		Peoples Bancorp, Inc	1,018,853
10,436		Peoples Financial Services Corp	375,905
16,955	*	Pioneer Bancorp, Inc	177,180
7,352		Plumas Bancorp	183,065
22,385		Preferred Bank	1,080,972
20,251		Premier Financial Bancorp, Inc	311,258
60,499		Premier Financial Corp	1,679,452
11,614	*	Professional Holding Corp	173,862
27,206		Provident Bancorp Inc	313,685
8,540		Provident Financial Holdings, Inc	137,067
113,173		Provident Financial Services, Inc	2,095,964
15,523		Prudential Bancorp, Inc	183,327
23,572		QCR Holdings, Inc	914,122
308,053		Radian Group, Inc	5,914,618
25,818		RBB Bancorp	428,579
7,570		Red River Bancshares Inc	352,611
30,038		Reliant Bancorp Inc	617,281
88,556		Renasant Corp	3,134,882
16,512		Republic Bancorp, Inc (Class A)	595,918
71,588	*	Republic First Bancorp, Inc	200,446
20,153		Richmond Mutual Bancorporation, Inc	255,137
31,200		Riverview Bancorp, Inc	162,552
61,604		S&T Bancorp, Inc	1,564,742
4,045		Salisbury Bancorp, Inc	148,330
76,501		Sandy Spring Bancorp, Inc	2,542,128
11,319		SB Financial Group, Inc	195,592
87,372	*	Seacoast Banking Corp of Florida	2,660,477
15,696	*	Security National Financial Corp	134,986
20,322	*	Select Bancorp, Inc	191,840
76,613		ServisFirst Bancshares, Inc	3,147,262
15,695		Shore Bancshares, Inc	207,959
21,936		Sierra Bancorp	479,740
25,771	*	Silvergate Capital Corp	2,398,249
177,016		Simmons First National Corp (Class A)	4,372,295
213

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,371		SmartFinancial, Inc	$363,746
15,593		South Plains Financial Inc	293,772
112,801		South State Corp	7,866,742
10,088	*	Southern First Bancshares, Inc	404,529
11,360		Southern Missouri Bancorp, Inc	348,184
32,075		Southern National Bancorp of Virginia, Inc	387,145
51,865		Southside Bancshares, Inc	1,627,005
27,660		Spirit of Texas Bancshares, Inc	496,220
6,207		Standard AVB Financial Corp	203,652
10,335		Sterling Bancorp, Inc	48,368
32,984		Stock Yards Bancorp, Inc	1,490,877
20,802		Summit Financial Group, Inc	430,601
11,960		Territorial Bancorp, Inc	285,366
82,714	*	Texas Capital Bancshares, Inc	4,981,037
86,990	*	The Bancorp, Inc	1,458,822
12,056		Timberland Bancorp, Inc	304,414
23,206		Tompkins Financial Corp	1,551,785
111,738		Towne Bank	2,592,322
44,933		Trico Bancshares	1,676,001
51,541	*	Tristate Capital Holdings, Inc	945,777
37,422	*	Triumph Bancorp, Inc	2,145,777
151,845		Trustco Bank Corp NY	944,476
104,795		Trustmark Corp	2,878,719
71,308		UMB Financial Corp	5,060,729
199,365		United Bankshares, Inc	6,311,896
127,537		United Community Banks, Inc	3,804,429
14,975		United Security Bancshares	102,279
14,239		Unity Bancorp, Inc	267,693
50,102		Univest Financial Corp	1,124,790
638,810		Valley National Bancorp	6,522,250
77,462		Veritex Holdings, Inc	1,979,929
46,183		Walker & Dunlop, Inc	3,801,785
122,751		Washington Federal, Inc	3,213,621
30,121		Washington Trust Bancorp, Inc	1,312,673
37,789		Waterstone Financial, Inc	697,963
105,913		WesBanco, Inc	3,071,477
24,263		West Bancorporation, Inc	499,818
42,611		Westamerica Bancorporation	2,378,546
28,934		Western New England Bancorp, Inc	185,467
81,830		WSFS Financial Corp	3,516,235
		TOTAL BANKS	387,980,102

CAPITAL GOODS - 10.9%
66,872		Aaon, Inc	4,948,528
54,385		AAR Corp	1,824,617
91,109		Advanced Drainage Systems, Inc	7,514,670
50,607	*	Aegion Corp	929,651
118,154	*	Aerojet Rocketdyne Holdings, Inc	6,148,734
35,339	*	Aerovironment, Inc	4,055,857
15,323		Alamo Group, Inc	2,138,938
50,995		Albany International Corp (Class A)	3,545,172
10,908		Allied Motion Technologies, Inc	493,587
20,089	*,e	Alpha Pro Tech Ltd	286,871
27,509	*,e	Alta Equipment Group, Inc	261,060
105,593		Altra Industrial Motion Corp	5,428,536
38,902	*	Ameresco, Inc	2,182,013
214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,968	*	American Superconductor Corp	$963,289
27,546	*	American Woodmark Corp	2,383,004
227,879	*,g	API Group Corp	4,081,313
40,483		Apogee Enterprises, Inc	1,420,953
63,206		Applied Industrial Technologies, Inc	4,449,070
79,071		Arcosa, Inc	4,411,371
23,565		Argan, Inc	1,018,715
36,074		Astec Industries, Inc	2,145,321
46,408	*	Astronics Corp	578,244
78,537	*	Atkore International Group, Inc	3,483,901
41,466		AZZ, Inc	1,973,367
76,459		Barnes Group, Inc	3,675,384
88,658	*	Beacon Roofing Supply, Inc	3,525,929
145,143	*	Bloom Energy Corp	5,066,942
27,733	*	Blue Bird Corp	568,527
63,279		Boise Cascade Co	3,013,979
331,403	*	Builders FirstSource, Inc	12,676,165
35,727	e	Caesarstone Sdot-Yam Ltd	449,446
25,106		CAI International, Inc	815,192
58,034	*	Chart Industries, Inc	6,970,464
33,279	*	CIRCOR International, Inc	1,063,930
36,742		Columbus McKinnon Corp	1,586,887
58,722		Comfort Systems USA, Inc	3,254,960
43,300	*	Concrete Pumping Holdings Inc	236,418
42,257	*	Construction Partners Inc	1,200,944
70,619	*	Cornerstone Building Brands, Inc	803,644
22,115		CSW Industrials, Inc	2,576,840
52,030		Cubic Corp	3,183,195
35,865		Douglas Dynamics, Inc	1,463,292
16,798	*	Ducommun, Inc	828,813
26,361	*	DXP Enterprises, Inc	611,312
49,833	*	Dycom Industries, Inc	4,043,450
8,488		Eastern Co	199,808
88,887		EMCOR Group, Inc	7,848,722
32,362		Encore Wire Corp	1,868,906
69,353	*	Energy Recovery, Inc	959,846
87,466		Enerpac Tool Group Corp	1,772,936
69,774		EnerSys	5,737,516
33,996		EnPro Industries, Inc	2,454,171
41,798		ESCO Technologies, Inc	3,974,154
9,791	*	EVI Industries, Inc	351,595
148,567	*	Evoqua Water Technologies Corp	4,048,451
96,859		Federal Signal Corp	3,166,321
226,511		Fluor Corp	3,916,375
31,466	*,†	Fortitude Gold Corp	33,039
75,262		Franklin Electric Co, Inc	5,224,688
471,074	*	FuelCell Energy, Inc	9,779,496
56,819		GATX Corp	5,272,803
15,863	*	Gencor Industries, Inc	203,205
16,584	*	General Finance Corp	122,390
53,956	*	Gibraltar Industries, Inc	4,836,076
67,718	*	GMS, Inc	1,963,145
28,728		Gorman-Rupp Co	904,932
20,773		Graham Corp	306,610
75,548		Granite Construction, Inc	2,236,976
103,824	*	Great Lakes Dredge & Dock Corp	1,415,121
215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,544		Greenbrier Cos, Inc	$1,864,862
70,590		Griffon Corp	1,585,451
52,840		H&E Equipment Services, Inc	1,452,043
73,679	*,e	HC2 Holdings, Inc	257,140
48,818		Helios Technologies, Inc	2,663,022
40,536	*	Herc Holdings, Inc	2,593,493
120,808		Hillenbrand, Inc	4,965,209
9,746		Hurco Cos, Inc	286,727
15,203		Hyster-Yale Materials Handling, Inc	1,363,861
13,056	*	IES Holdings, Inc	593,787
33,403		Insteel Industries, Inc	843,092
108,972	*	JELD-WEN Holding, Inc	2,832,182
51,301		John Bean Technologies Corp	5,944,760
18,401		Kadant, Inc	2,630,423
44,292		Kaman Corp	2,230,545
136,125		Kennametal, Inc	5,156,415
194,848	*	Kratos Defense & Security Solutions, Inc	5,171,266
7,476	*	Lawson Products, Inc	370,735
16,315	*	LB Foster Co (Class A)	247,172
17,515		Lindsay Corp	2,449,122
41,122		LSI Industries, Inc	394,977
50,839		Luxfer Holdings plc	837,318
29,014	*	Lydall, Inc	873,321
54,380	*	Manitowoc Co, Inc	714,553
39,605	*	Masonite International Corp	3,940,698
92,852	*	Mastec, Inc	7,163,532
42,964	*	Matrix Service Co	506,546
97,059		Maxar Technologies, Inc	4,063,860
11,877	*	Mayville Engineering Co Inc	166,278
115,079	*	Meritor, Inc	2,970,189
18,268		Miller Industries, Inc	728,528
48,359		Moog, Inc (Class A)	3,572,279
118,841	*	MRC Global, Inc	821,191
91,390		Mueller Industries, Inc	3,120,969
256,103		Mueller Water Products, Inc (Class A)	3,070,675
27,117	*	MYR Group, Inc	1,507,976
8,368		National Presto Industries, Inc	748,183
81,138	*	Navistar International Corp	3,570,072
20,889	*,e	Nesco Holdings, Inc	159,174
67,463	*	NN, Inc	406,802
16,707	*	Northwest Pipe Co	505,387
172,013	*	NOW, Inc	1,425,988
18,349	*	NV5 Global Inc	1,602,418
4,779		Omega Flex, Inc	884,115
42,017	*	Orion Energy Systems, Inc	411,346
95,471	*	PAE, Inc	792,409
35,996		Park Aerospace Corp	478,027
14,122		Park-Ohio Holdings Corp	398,099
36,394	*	Parsons Corp	1,297,810
91,824	*	PGT, Inc	1,901,675
647,680	*,h	Plug Power, Inc	40,913,946
15,137		Powell Industries, Inc	433,978
5,078		Preformed Line Products Co	326,465
76,501		Primoris Services Corp	2,226,562
43,194	*	Proto Labs, Inc	9,148,489
55,323		Quanex Building Products Corp	1,216,553
216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,020		Raven Industries, Inc	$1,807,765
39,765	*	RBC Bearings, Inc	6,653,877
229,929	*	Resideo Technologies, Inc	5,311,360
44,286		REV Group, Inc	457,474
196,927		Rexnord Corp	7,455,656
66,766		Rush Enterprises, Inc (Class A)	2,803,504
10,605		Rush Enterprises, Inc (Class B)	410,732
58,386		Shyft Group, Inc	1,763,257
71,461		Simpson Manufacturing Co, Inc	6,574,412
71,865	*	SiteOne Landscape Supply, Inc	11,331,673
69,944	*	SPX Corp	3,616,804
69,254	*	SPX FLOW, Inc	3,668,384
19,412		Standex International Corp	1,590,037
47,125	*	Sterling Construction Co, Inc	964,649
244,285	*	Sunrun, Inc	16,921,622
20,047		Systemax, Inc	770,406
29,552		Tennant Co	2,002,148
112,387		Terex Corp	4,018,959
80,770	*	Textainer Group Holdings Ltd	1,462,745
17,538	*	The ExOne Company	486,504
49,731	*	Thermon Group Holdings	725,575
30,380	*	Titan Machinery, Inc	647,094
51,175	*	TPI Composites, Inc	3,065,894
9,875	*	Transcat Inc	361,129
69,774	*	Trimas Corp	2,208,347
98,775		Triton International Ltd	4,577,234
84,248		Triumph Group, Inc	912,406
67,522	*	Tutor Perini Corp	1,006,078
95,764		UFP Industries, Inc	5,165,510
14,536	*	Ultralife Corp	85,326
17,748	*	Vectrus, Inc	912,247
21,329	*	Veritiv Corp	390,747
31,212	*	Vicor Corp	2,701,087
87,851		Wabash National Corp	1,401,223
44,787		Watts Water Technologies, Inc (Class A)	5,377,575
208,313	*	Welbilt, Inc	2,689,321
80,497	*	WESCO International, Inc	6,126,627
3,003	*	Willis Lease Finance Corp	83,243
257,542	*	WillScot Mobile Mini Holdings Corp	6,106,321
		TOTAL CAPITAL GOODS	466,296,424

COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
109,351		ABM Industries, Inc	4,017,556
81,399	*	Acacia Research (Acacia Technologies)	455,834
155,880		ACCO Brands Corp	1,261,069
14,374	*,e	Akerna Corp	83,657
82,136	*	ASGN Inc	6,809,896
11,399		Barrett Business Services, Inc	718,707
23,514		BG Staffing, Inc	296,747
76,626		Brady Corp (Class A)	3,517,900
65,632	*	BrightView Holdings, Inc	930,662
80,525	e	Brink’s Co	5,486,168
79,699	*	Casella Waste Systems, Inc (Class A)	4,561,971
83,821	*	CBIZ, Inc	2,171,802
56,141	*	Ceco Environmental Corp	389,057
29,108	*	Cimpress plc	2,660,180
217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

1,670		Compx International, Inc	$23,296
195,524		CoreCivic, Inc	1,390,176
194,443		Covanta Holding Corp	2,751,368
12,905		CRA International, Inc	686,675
69,081		Deluxe Corp	2,341,155
42,055		Ennis, Inc	765,401
82,947		Exponent, Inc	6,849,763
19,243	*	Forrester Research, Inc	763,177
20,028	*	Franklin Covey Co	481,673
19,950	*	GP Strategies Corp	240,996
126,410	*	Harsco Corp	2,102,198
119,056		Healthcare Services Group	3,859,796
31,901		Heidrick & Struggles International, Inc	930,233
22,945	*	Heritage-Crystal Clean, Inc	497,907
97,756		Herman Miller, Inc	3,348,143
68,369		HNI Corp	2,205,584
38,017	*	Huron Consulting Group, Inc	2,013,380
8,594	*	IBEX Ltd	158,301
29,305		ICF International, Inc	2,260,295
58,704		Insperity, Inc	4,607,677
87,218		Interface, Inc	875,669
210,265		KAR Auction Services, Inc	3,881,492
53,724		Kelly Services, Inc (Class A)	1,048,692
31,049		Kforce, Inc	1,324,240
60,047		Kimball International, Inc (Class B)	725,968
81,786		Knoll, Inc	1,223,519
89,280		Korn/Ferry International	4,071,168
6,144	*	Mastech Holdings, Inc	100,209
48,917		Matthews International Corp (Class A)	1,493,436
39,267		McGrath RentCorp	2,740,444
39,652	*	Mistras Group, Inc	273,995
18,720	*	Montrose Environmental Group, Inc	692,266
9,268		NL Industries, Inc	41,799
26,441	*	Pico Holdings, Inc	227,393
283,763		Pitney Bowes, Inc	2,650,346
53,179		Quad Graphics, Inc	248,878
10,400	*,e	Red Violet, Inc	232,960
55,447		Resources Connection, Inc	639,858
36,466	*	SP Plus Corp	1,057,514
137,445		Steelcase, Inc (Class A)	1,777,164
48,496	*	Team, Inc	479,140
88,126		Tetra Tech, Inc	10,713,478
65,988	*	TriNet Group, Inc	4,890,371
58,793	*	TrueBlue, Inc	1,092,962
24,665		Unifirst Corp	5,248,712
151,795	*	Upwork, Inc	6,291,903
52,048	*	US Ecology, Inc	1,717,584
34,410		Viad Corp	1,187,145
17,002		VSE Corp	588,269
18,190	*	Willdan Group, Inc	812,911
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	129,987,885

CONSUMER DURABLES & APPAREL - 3.6%
55,859		Acushnet Holdings Corp	2,280,164
22,127	*	American Outdoor Brands, Inc	419,970
45,604	*	Beazer Homes USA, Inc	757,938
218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

151,858		Callaway Golf Co	$4,235,320
40,697	*	Casper Sleep, Inc	322,320
15,021	*	Cavco Industries, Inc	2,833,862
46,984	*	Century Communities, Inc	2,205,429
39,006		Clarus Corp	626,436
107,752	*	CROCS, Inc	7,544,795
45,365	*	Deckers Outdoor Corp	13,245,673
17,839		Escalade, Inc	371,943
36,403		Ethan Allen Interiors, Inc	860,931
74,678	*	Fossil Group, Inc	1,082,831
71,254	*	G-III Apparel Group Ltd	1,926,708
199,649	*	GoPro, Inc	1,786,859
38,140	*	Green Brick Partners, Inc	758,986
10,453		Hamilton Beach Brands Holding Co	200,593
41,380	*	Helen of Troy Ltd	10,107,065
19,246		Hooker Furniture Corp	579,882
37,392	*	Installed Building Products, Inc	3,923,543
45,746	*,e	iRobot Corp	5,494,095
9,379		Johnson Outdoors, Inc	1,022,592
144,276		KB Home	6,007,653
83,646		Kontoor Brands, Inc	3,021,293
12,276	*,e	Lakeland Industries, Inc	341,273
73,861		La-Z-Boy, Inc	2,859,898
13,139	*	Legacy Housing Corp	186,180
35,893	*	LGI Homes, Inc	3,830,142
20,138		Lifetime Brands, Inc	279,918
15,439	*	Lovesac Co	872,921
44,624	*	M/I Homes, Inc	2,203,087
33,680	*	Malibu Boats, Inc	2,361,305
11,799		Marine Products Corp	192,088
29,573	*	MasterCraft Boat Holdings, Inc	754,999
83,356		MDC Holdings, Inc	4,336,179
60,851	*	Meritage Homes Corp	4,883,901
22,718		Movado Group, Inc	469,354
47,332	*	Nautilus, Inc	1,160,107
25,592		Oxford Industries, Inc	1,669,622
27,124	*	Purple Innovation, Inc	923,301
11,234		Rocky Brands, Inc	387,124
87,088	*	Skyline Champion Corp	2,928,769
88,510		Smith & Wesson Brands, Inc	1,465,726
133,702	*	Sonos, Inc	3,496,307
136,722		Steven Madden Ltd	4,593,859
27,082		Sturm Ruger & Co, Inc	1,715,915
18,501		Superior Uniform Group, Inc	422,378
206,777	*	Taylor Morrison Home Corp	5,372,066
54,127	*	TopBuild Corp	10,822,694
206,365	*	TRI Pointe Homes, Inc	4,168,573
77,627	*	Tupperware Brands Corp	2,335,020
21,356	*	Turtle Beach Corp	638,544
23,363	*	Unifi, Inc	559,544
22,198	*	Universal Electronics, Inc	1,204,020
32,491	*	Vera Bradley, Inc	274,549
95,068	*	Vista Outdoor, Inc	2,773,134
31,848	*	VOXX International Corp (Class A)	594,921
132,482		Wolverine World Wide, Inc	3,794,284
130,871	*	YETI Holdings, Inc	8,613,929
		TOTAL CONSUMER DURABLES & APPAREL	155,102,512
219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 4.2%
76,426	*	Accel Entertainment, Inc	$735,982
85,178	*	Adtalem Global Education, Inc	3,287,019
23,067	*	American Public Education, Inc	663,868
29,802	*	Aspen Group, Inc	281,778
30,011	*	Bally’s Corp	1,574,977
140	*	Biglari Holdings, Inc (A Shares)	79,951
1,683	*	Biglari Holdings, Inc (B Shares)	193,107
35,443		BJ’s Restaurants, Inc	1,656,606
143,844		Bloomin’ Brands, Inc	3,030,793
11,785		Bluegreen Vacations Corp	91,098
20,148	*	Bluegreen Vacations Holding Corp	263,737
132,877	*	Boyd Gaming Corp	6,000,725
72,899		Brinker International, Inc	4,292,293
292,939	*	Caesars Entertainment, Inc	20,619,976
28,599		Carriage Services, Inc	947,199
63,462	*	Carrols Restaurant Group, Inc	389,657
41,827	*	Century Casinos, Inc	290,698
67,801	e	Cheesecake Factory	3,049,011
62,156		Churchill Downs, Inc	11,651,142
31,490	*	Chuy’s Holdings, Inc	1,104,669
15,534		Collectors Universe	1,418,410
39,223		Cracker Barrel Old Country Store, Inc	5,307,264
69,913	*	Dave & Buster’s Entertainment, Inc	2,378,440
44,551	*	Del Taco Restaurants, Inc	428,581
99,827	*	Denny’s Corp	1,570,279
25,783		Dine Brands Global Inc.	1,772,839
29,146	*	El Pollo Loco Holdings, Inc	593,121
133,022	*	Everi Holdings, Inc	1,739,928
29,014	*	Fiesta Restaurant Group, Inc	436,951
35,060		Franchise Group, Inc	1,271,977
39,456	*	GAN Ltd	931,556
27,024	*	Golden Entertainment, Inc	459,408
141,023	*	Hilton Grand Vacations, Inc	4,191,204
173,829	*	Houghton Mifflin Harcourt Co	856,977
163,462		International Game Technology plc	2,633,373
37,498	e	Jack in the Box, Inc	3,530,062
5,140	*,e	Kura Sushi USA, Inc	116,421
174,112	*	Laureate Education, Inc	2,265,197
43,316	*	Lindblad Expeditions Holdings, Inc	680,061
65,611		Marriott Vacations Worldwide Corp	8,054,406
20,134	*	Monarch Casino & Resort, Inc	1,064,082
4,421		Nathan’s Famous, Inc	245,410
52,986	*	Noodles & Co	448,791
71,120		OneSpaWorld Holdings Ltd	674,929
54,137		Papa John’s International, Inc	5,537,132
253,617	*	Penn National Gaming, Inc	26,305,155
110,517	*	Perdoceo Education Corp	1,307,416
36,402	*	PlayAGS, Inc	187,470
15,720		RCI Hospitality Holdings, Inc	604,906
28,857	*,e	Red Robin Gourmet Burgers, Inc	755,765
107,723		Red Rock Resorts, Inc	2,529,336
35,965	*,e	Regis Corp	341,308
52,142		Ruth’s Hospitality Group Inc	948,463
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

92,877	*	Scientific Games Corp (Class A)	$3,642,636
85,166	*	SeaWorld Entertainment, Inc	2,433,193
57,248	*	Shake Shack, Inc	6,493,068
39,223		Strategic Education, Inc	3,466,137
62,909	*	Stride, Inc	1,619,907
47,667	*	Target Hospitality Corp	84,371
106,382		Texas Roadhouse, Inc (Class A)	8,107,372
47,139	*	Universal Technical Institute, Inc	286,605
127,325	*	Vivint Smart Home, Inc	2,405,169
48,581		Wingstop, Inc	7,289,579
74,002	*	WW International Inc	1,965,493
		TOTAL CONSUMER SERVICES	179,584,434

DIVERSIFIED FINANCIALS - 4.1%
23,632		Alerus Financial Corp	568,586
7,888		A-Mark Precious Metals, Inc	225,439
161,632		Anworth Mortgage Asset Corp	394,382
227,619		Apollo Commercial Real Estate Finance, Inc	2,544,780
188,820		Arbor Realty Trust, Inc	2,692,573
52,133		Ares Commercial Real Estate Corp	590,146
61,592	*	Arlington Asset Investment Corp (Class A)	222,963
102,030		ARMOUR Residential REIT, Inc	1,139,675
87,860		Artisan Partners Asset Management, Inc	4,252,424
26,866	*	Assetmark Financial Holdings, Inc	618,455
3,259		Associated Capital Group, Inc	107,026
7,942	*	Atlanticus Holdings Corp	204,348
30,503		B. Riley Financial, Inc	1,470,245
50,095		Banco Latinoamericano de Exportaciones S.A. (Class E)	763,448
485,090		BGC Partners, Inc (Class A)	1,722,069
225,799		Blackstone Mortgage Trust, Inc	6,019,801
77,387	*	Blucora, Inc	1,281,529
100,954		Brightsphere Investment Group, Inc	1,850,487
210,316		Broadmark Realty Capital, Inc	2,164,152
140,998	*	Cannae Holdings, Inc	5,356,514
154,079		Capstead Mortgage Corp	822,782
20,134		Cherry Hill Mortgage Investment Corp	177,179
317,930		Chimera Investment Corp	3,211,093
39,631		Cohen & Steers, Inc	2,595,830
137,889		Colony Credit Real Estate, Inc	1,089,323
42,207		Cowen Group, Inc	1,061,506
30,163		Curo Group Holdings Corp	438,268
4,916		Diamond Hill Investment Group, Inc	728,699
48,255	*	Donnelley Financial Solutions, Inc	863,282
34,005		Dynex Capital, Inc	613,790
67,705		Ellington Financial Inc	1,012,867
23,525		Ellington Residential Mortgage REIT	281,359
51,355	*	Encore Capital Group, Inc	1,525,244
55,689	*	Enova International, Inc	1,258,571
78,539	*	Ezcorp, Inc (Class A)	352,640
151,919		Federated Investors, Inc (Class B)	4,101,813
66,482		FirstCash, Inc	3,914,460
51,302	*	Focus Financial Partners, Inc	2,440,949
8,005		GAMCO Investors, Inc (Class A)	142,569
90,009		Granite Point Mortgage Trust, Inc	838,884
35,881		Great Ajax Corp	353,428
83,902	*	Green Dot Corp	4,214,397
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,633		Greenhill & Co, Inc	$297,599
6,613	*,e	GWG Holdings Inc	48,143
52,480		Hamilton Lane, Inc	3,955,418
118,449		Hannon Armstrong Sustainable Infrastructure Capital, Inc	7,006,258
84,304		Houlihan Lokey, Inc	5,467,114
291,919		Invesco Mortgage Capital, Inc	1,179,353
142,622	e	iShares Russell 2000 Index Fund	29,317,378
45,928		KKR Real Estate Finance Trust, Inc	786,287
171,125		Ladder Capital Corp	1,682,159
118,892	*	LendingClub Corp	1,289,978
8,046		Marlin Business Services Corp	114,656
750,209		MFA Financial Inc	2,730,761
85,842		Moelis & Co	4,267,206
300,785		Navient Corp	3,385,335
28,134		Nelnet, Inc (Class A)	1,935,338
611,454		New York Mortgage Trust, Inc	2,280,723
35,784	*,†	NewStar Financial, Inc	8,640
31,025	*	Oportun Financial Corp	496,710
16,620		Oppenheimer Holdings, Inc	576,215
96,281		Orchid Island Capital, Inc	497,773
162,040		PennyMac Mortgage Investment Trust	2,795,190
28,460		Piper Jaffray Cos	2,599,252
38,244		PJT Partners, Inc	2,638,454
73,104	*	PRA Group, Inc	2,410,239
108,158		PROG Holdings, Inc	5,102,894
30,321		Pzena Investment Management, Inc (Class A)	251,664
67,253		Ready Capital Corp	765,339
185,165		Redwood Trust, Inc	1,588,716
14,235		Regional Management Corp	402,851
30,407	*	Safeguard Scientifics, Inc	207,680
29,718		Sculptor Capital Management, Inc	504,017
8,842	*,e	Siebert Financial Corp	72,681
15,048		Silvercrest Asset Management Group, Inc	230,385
31,822	*	StepStone Group, Inc	1,117,589
163,417		Stifel Financial Corp	8,468,269
26,771	*	StoneX Group, Inc	1,432,784
6,037	*,e	SWK Holdings Corp	82,164
95,896		TPG RE Finance Trust, Inc	936,904
452,019		Two Harbors Investment Corp	2,743,755
1,276		Value Line, Inc	39,301
11,900		Virtus Investment Partners, Inc	2,499,000
100,455		Waddell & Reed Financial, Inc (Class A)	2,540,507
108,368		Western Asset Mortgage Capital Corp	319,686
8,527		Westwood Holdings Group, Inc	100,960
232,018		WisdomTree Investments, Inc	1,237,816
7,582	*,e	World Acceptance Corp	1,087,410
		TOTAL DIVERSIFIED FINANCIALS	175,726,526

ENERGY - 2.2%
3,503		Adams Resources & Energy, Inc	84,808
398,449	*	Antero Resources Corp	2,765,236
25,229	*	Arch Resources, Inc	1,208,974
213,284		Archrock, Inc	1,891,829
86,300		Ardmore Shipping Corp	276,160
32,725	*	Aspen Aerogels, Inc	656,463
114,203		Berry Petroleum Co LLC	439,682
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,121	*	Bonanza Creek Energy, Inc	$684,280
59,165		Brigham Minerals, Inc	792,219
10,636	*	Bristow Group, Inc	257,498
76,672		Cactus, Inc	2,008,806
299,490	*	ChampionX Corp	4,579,202
212,577	*	Clean Energy Fuels Corp	2,174,663
355,529	*	CNX Resources Corp	4,504,552
35,351	*	Comstock Resources Inc	160,847
43,030	*	CONSOL Energy, Inc	349,404
150,470	*,e	Contango Oil & Gas Co	359,623
47,827		CVR Energy, Inc	817,842
99,684		Delek US Holdings, Inc	1,870,072
175,888		DHT Holdings, Inc	944,519
41,840	*	Diamond S Shipping Inc	267,358
22,684		DMC Global, Inc	1,296,844
66,020	*	Dorian LPG Ltd	765,172
57,882	*	Dril-Quip, Inc	1,743,406
37,679	*	Earthstone Energy, Inc	193,670
428,315		EnCana Corp	6,750,244
185,019	*,e	Energy Fuels, Inc	703,072
45,753		Evolution Petroleum Corp	145,494
42,790	*	Exterran Corp	184,853
61,773		Falcon Minerals Corp	189,025
290,316	*	Frank’s International NV	807,078
190,624	e	Frontline Ltd	1,124,682
146,653	*	Golar LNG Ltd	1,588,252
14,289	*	Goodrich Petroleum Corp	138,175
57,390	*	Green Plains Inc	1,102,462
226,166	*	Helix Energy Solutions Group, Inc	931,804
38,016		International Seaways, Inc	608,636
647,675		Kosmos Energy Ltd	1,437,838
121,231		Liberty Oilfield Services, Inc	1,457,197
204,998	*	Magnolia Oil & Gas Corp	1,736,333
178,292	*	Matador Resources Co	2,724,302
10,510	e	Nabors Industries Ltd	750,624
4,470		Nacco Industries, Inc (Class A)	107,146
33,971	*	National Energy Services Reunited Corp	366,207
149,191	*	Newpark Resources, Inc	356,566
33,891	*,e	NextDecade Corp	78,966
287,125	*	NexTier Oilfield Solutions, Inc	953,255
233,030	e	Nordic American Tankers Ltd	689,769
153,202	*	Oceaneering International, Inc	1,294,557
114,838	*	Oil States International, Inc	643,093
100,296	*	Overseas Shipholding Group, Inc	207,613
64,405	*	Par Pacific Holdings, Inc	855,298
317,085		Patterson-UTI Energy, Inc	1,950,073
154,102		PBF Energy, Inc	1,305,244
165,102	*	PDC Energy, Inc	3,584,364
21,464	*,e	Penn Virginia Corp	215,499
750	*	PrimeEnergy Corp	26,835
127,984	*	ProPetro Holding Corp	1,022,592
349,386	*	Range Resources Corp	3,217,845
62,295	*	Renewable Energy Group, Inc	5,581,632
8,758	*	Rex American Resources Corp	669,987
83,751	*	RPC, Inc	373,529
83,122	e	Scorpio Tankers, Inc	1,034,038
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

119,793	*	Select Energy Services, Inc	$601,361
159,504		SFL Corp Ltd	1,008,065
187,121		SM Energy Co	1,569,945
46,387		Solaris Oilfield Infrastructure, Inc	422,122
1,061,171	*	Southwestern Energy Co	4,000,615
19,740	*	Talos Energy, Inc	167,000
238,928	*,e	Tellurian, Inc	723,952
73,003	*	Tidewater, Inc	692,798
931,957	*,e	Transocean Ltd (NYSE)	3,131,375
264,302	*,e	Uranium Energy Corp	430,812
117,412		US Silica Holdings, Inc	955,734
147,897	*,e	W&T Offshore, Inc	357,911
1,058	*	Whiting Petroleum Corp	21,520
103,393		World Fuel Services Corp	3,162,792
		TOTAL ENERGY	95,253,310

FOOD & STAPLES RETAILING - 0.8%
52,624		Andersons, Inc	1,210,352
221,620	*	BJ’s Wholesale Club Holdings, Inc	9,323,553
48,541	*	Chefs’ Warehouse Holdings, Inc	1,324,684
56,638	*,e	HF Foods Group Inc	443,476
22,858	e	Ingles Markets, Inc (Class A)	1,087,127
15,412		Natural Grocers by Vitamin C	256,610
214,338	*	Performance Food Group Co	10,048,165
37,646		Pricesmart, Inc	3,534,206
88,024	*	Rite Aid Corp	2,314,151
59,062		SpartanNash Co	1,093,828
89,219	*	United Natural Foods, Inc	2,416,051
12,578		Village Super Market (Class A)	265,018
14,870		Weis Markets, Inc	732,794
		TOTAL FOOD & STAPLES RETAILING	34,050,015

FOOD, BEVERAGE & TOBACCO - 1.9%
8,727		Alico, Inc	259,192
105,520	e	B&G Foods, Inc (Class A)	4,018,202
2,497	*	Bridgford Foods Corp	41,825
26,464		Calavo Growers, Inc	2,015,234
60,637	*	Cal-Maine Foods, Inc	2,324,823
58,642	*	Celsius Holdings, Inc	3,131,483
7,270		Coca-Cola Consolidated Inc	1,940,072
261,001	*	Darling International, Inc	16,184,672
38,889	*	Farmer Bros Co	203,778
50,269		Fresh Del Monte Produce, Inc	1,230,082
62,747	*	Freshpet, Inc	8,741,285
197,574	*	Hostess Brands, Inc	3,032,761
24,776		J&J Snack Foods Corp	3,782,304
13,969		John B. Sanfilippo & Son, Inc	1,123,527
5,132	*,e	Laird Superfood, Inc	222,421
30,422		Lancaster Colony Corp	5,311,073
49,835	*	Landec Corp	531,241
24,847		Limoneira Co	396,807
21,578		MGP Ingredients, Inc	1,249,366
11,920	*	Mission Produce, Inc	229,222
19,328	e	National Beverage Corp	2,928,965
152,757	*	NewAge, Inc	465,909
253,981		Primo Water Corp	3,924,006
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,886		Sanderson Farms, Inc	$4,478,744
10,762	*	Seneca Foods Corp	390,122
138,241	*	Simply Good Foods Co	3,945,398
27,685	e	Tootsie Roll Industries, Inc	1,095,772
19,050		Turning Point Brands, Inc	897,255
39,273		Universal Corp	1,801,452
225,480		Vector Group Ltd	2,647,135
16,187	*	Vital Farms, Inc	400,305
		TOTAL FOOD, BEVERAGE & TOBACCO	78,944,433

HEALTH CARE EQUIPMENT & SERVICES - 7.4%
128,647	*	1Life Healthcare, Inc	6,509,538
48,667	*,e	Accelerate Diagnostics, Inc	499,323
21,464	*,e	Accolade, Inc	1,088,010
155,609	*	Accuray, Inc	768,708
16,146	*	Acutus Medical, Inc	418,020
41,072	*	AdaptHealth Corp	1,571,825
24,273	*	Addus HomeCare Corp	2,731,926
257,119	*	Allscripts Healthcare Solutions, Inc	4,242,464
90,103	*	Alphatec Holdings Inc	1,340,733
76,209	*	AMN Healthcare Services, Inc	5,496,193
59,126	*	Angiodynamics, Inc	1,108,021
270,773	*	Antares Pharma, Inc	1,185,986
31,771	*	Apollo Medical Holdings, Inc	698,962
66,773	*	Apyx Medical Corp	620,321
127,288	*,e	Aspira Women’s Health, Inc	1,135,409
72,426	*	AtriCure, Inc	4,217,366
2,461		Atrion Corp	1,603,268
31,384	*,e	Avalon GloboCare Corp	38,916
77,454	*	Avanos Medical, Inc	3,508,666
59,834	*,e	AxoGen, Inc	1,038,120
49,472	*,e	Axonics Modulation Technologies, Inc	2,557,702
5,682	*	Bellerophon Therapeutics, Inc	39,319
20,983	*,e	Beyond Air, Inc	124,219
4,949	*	Biodesix, Inc	119,667
22,074	*	BioLife Solutions Inc	837,046
36,998	*,e	BioSig Technologies Inc	163,901
54,077	*	BioTelemetry, Inc	3,864,342
306,900	*	Brookdale Senior Living, Inc	1,516,086
61,928	*	Cantel Medical Corp	4,890,454
65,205	*	Cardiovascular Systems, Inc	2,933,573
18,846	*	Castle Biosciences, Inc	1,259,478
266,662	*	Cerus Corp	1,757,303
31,463	*,e	Chembio Diagnostics, Inc	207,341
43,565	*,e	Co-Diagnostics, Inc	559,375
139,943	*	Community Health Systems, Inc	1,304,269
21,820		Computer Programs & Systems, Inc	671,620
44,412		Conmed Corp	4,969,703
14,320	*	Corvel Corp	1,415,102
190,117	*	Covetrus, Inc	6,477,286
68,459	*	Cross Country Healthcare, Inc	599,701
57,365	*	CryoLife, Inc	1,372,744
57,441	*,e	CryoPort, Inc	3,917,476
27,133	*	Cutera, Inc	656,890
68,952	*	CytoSorbents Corp	723,307
13,080	*	Eargo, Inc	687,746
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,193	*	Electromed, Inc	$111,258
83,149		Ensign Group, Inc	6,508,904
66,719	*	Enzo Biochem, Inc	188,148
124,104	*	Evolent Health, Inc	2,118,455
11,267	*	Exagen, Inc	176,892
30,465	*	Five Star Senior Living, Inc	220,262
10,089	*	FONAR Corp	179,786
22,180	*,e	Fulgent Genetics, Inc	2,450,668
114,958	*	GenMark Diagnostics, Inc	1,587,570
69,837	*	Glaukos Corp	6,193,844
60,878	*	Hanger Inc	1,247,390
55,074	*	Health Catalyst, Inc	2,736,076
122,027	*	HealthEquity, Inc	10,195,356
38,754	*	HealthStream, Inc	902,193
11,371	*	Heska Corp	1,903,051
143,876	*	HMS Holdings Corp	5,297,514
31,792	*,e	iCAD, Inc	482,920
12,497	*	Inari Medical, Inc	1,192,464
23,923	*	InfuSystem Holdings, Inc	421,523
29,058	*	Inogen, Inc	1,421,808
120,940	*	Inovalon Holdings, Inc	2,950,936
42,357	*	Inspire Medical Systems, Inc	8,535,359
53,709	*	Integer Holding Corp	3,963,724
54,922	*	Intersect ENT, Inc	1,234,097
13,359	*	IntriCon Corp	244,870
58,986		Invacare Corp	552,109
9,882	*	iRadimed Corp	244,481
46,739	*	iRhythm Technologies, Inc	7,871,782
23,269	*	Joint Corp	756,941
107,944	*	Lantheus Holdings, Inc	1,756,249
27,236		LeMaitre Vascular, Inc	1,308,962
13,045	*	LENSAR, Inc	91,185
49,647	*	LHC Group, Inc	9,890,675
79,924	*	LivaNova plc	5,027,220
38,766	*	Magellan Health Services, Inc	3,643,229
119,821	*	MEDNAX, Inc	3,267,519
68,274	*	Meridian Bioscience, Inc	1,508,855
88,526	*	Merit Medical Systems, Inc	4,793,683
7,993		Mesa Laboratories, Inc	2,215,180
56,071	*,e	Milestone Scientific, Inc	158,120
23,040	*	Misonix Inc	317,030
19,456	*	ModivCare, Inc	3,085,138
43,104	*,e	NantHealth, Inc	181,899
19,992		National Healthcare Corp	1,280,488
23,803		National Research Corp	1,078,276
52,125	*	Natus Medical, Inc	1,270,286
10,702	*,e	Nemaura Medical, Inc	45,484
85,136	*	Neogen Corp	6,884,948
55,037	*	Nevro Corp	8,904,436
91,549	*	NextGen Healthcare, Inc	1,810,839
85,250	*	NuVasive, Inc	4,581,335
68,682	*	Omnicell, Inc	8,090,740
12,904	*,e	Ontrak, Inc	1,023,158
23,288	*	OptimizeRx Corp	1,051,220
70,596	*	Option Care Health, Inc	1,304,614
114,169	*	OraSure Technologies, Inc	1,738,794
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,635	*	Orthofix Medical Inc	$1,237,960
20,885	*	OrthoPediatrics Corp	964,469
16,295	*	Outset Medical, Inc	844,570
118,823		Owens & Minor, Inc	3,455,373
138,142		Patterson Cos, Inc	4,376,339
57,888	*,e	PAVmed, Inc	118,670
41,937	*	Pennant Group, Inc	2,254,953
35,553	*,e	PetIQ, Inc	1,232,267
54,375	*	Phreesia, Inc	3,550,144
7,359	*,e	Progenity, Inc	50,630
42,977	*	Progyny, Inc	2,010,034
18,993	*	Pulmonx Corp	1,077,283
20,409	*,e	Pulse Biosciences, Inc	696,967
118,827	*	Quotient Ltd	720,092
177,039	*	R1 RCM, Inc	4,466,694
74,588	*	RadNet, Inc	1,335,871
53,231	*	Repro-Med Systems, Inc	215,053
20,903	*,e	Retractable Technologies, Inc	336,329
109,022	*,e	Rockwell Medical, Inc	130,826
48,595	*	Schrodinger, Inc	4,389,586
42,799	*	SeaSpine Holdings Corp	695,912
177,278	*	Select Medical Holdings Corp	4,556,045
23,007	*,e	Sharps Compliance Corp	304,153
46,410	*	Shockwave Medical Inc	5,385,416
47,277	*	SI-BONE, Inc	1,384,271
76,409	*	Sientra, Inc	358,358
44,963	*	Silk Road Medical Inc	2,451,832
22,613		Simulations Plus, Inc	1,789,593
11,117	*,e	Soliton Inc	120,731
75,008	*	Staar Surgical Co	7,694,321
72,478	*,e	Stereotaxis, Inc	348,619
106,320	*	Surgalign Holdings, Inc	178,618
36,662	*	Surgery Partners, Inc	1,366,759
21,908	*	SurModics, Inc	996,814
32,915	*,e	Tabula Rasa HealthCare, Inc	1,869,243
29,850	*	Tactile Systems Technology, Inc	1,628,318
8,703	*	Tela Bio, Inc	124,453
168,410	*	Tenet Healthcare Corp	7,960,741
70,375	*	Tivity Health, Inc	1,586,956
40,378	*	Transmedics Group, Inc	919,811
37,147	*	Triple-S Management Corp (Class B)	870,354
20,254		US Physical Therapy, Inc	2,437,366
5,769		Utah Medical Products, Inc	499,999
31,621	*,e	Vapotherm, Inc	1,092,506
64,710	*	Varex Imaging Corp	1,252,786
29,424	*,e	Venus Concept, Inc	55,906
51,439	*	Viemed Healthcare, Inc	431,573
179,127	*	ViewRay, Inc	795,324
51,689	*	Vocera Communications, Inc	2,271,732
37,829	*	VolitionRX Ltd	174,392
28,956	*,e	Zynex Inc	523,235
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	317,237,615

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
64,750	*	BellRing Brands, Inc	1,506,085
15,580	*	Central Garden & Pet Co	658,878
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

63,454	*	Central Garden and Pet Co (Class A)	$2,474,706
86,593		Edgewell Personal Care Co	2,892,206
72,610	*	elf Beauty, Inc	1,579,994
30,038		Inter Parfums, Inc	1,867,763
20,175	*	Lifevantage Corp	180,365
18,355		Medifast, Inc	4,307,368
11,943	*	Nature’s Sunshine Products, Inc	191,685
8,492		Oil-Dri Corp of America	294,418
13,374	*,e	Revlon, Inc (Class A)	153,801
19,016	*	USANA Health Sciences, Inc	1,573,764
80,103	*,e	Veru, Inc	706,508
21,857		WD-40 Co	6,653,489
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,041,030

INSURANCE - 1.8%
70,492	*	AMBAC Financial Group, Inc	1,016,495
145,051		American Equity Investment Life Holding Co	4,234,039
32,758		Amerisafe, Inc	1,818,069
53,049	*	Argo Group International Holdings Ltd	2,140,527
70,315	*	BRP Group, Inc	1,632,011
75,026	*,e	Citizens, Inc (Class A)	453,907
226,772		Conseco, Inc	4,809,834
23,966	e	Crawford & Co	182,381
15,067		Donegal Group, Inc (Class A)	208,979
42,274	*	eHealth, Inc	2,022,811
46,277		Employers Holdings, Inc	1,411,449
19,617	*	Enstar Group Ltd	3,927,520
15,831		FBL Financial Group, Inc (Class A)	887,169
20,602		FedNat Holding Co	107,130
819,417	*	Genworth Financial, Inc (Class A)	2,327,144
21,692		Goosehead Insurance, Inc	2,898,051
49,145	*,e	Greenlight Capital Re Ltd (Class A)	369,079
10,657		HCI Group, Inc	592,849
35,555		Heritage Insurance Holdings, Inc	331,373
67,038		Horace Mann Educators Corp	2,625,878
7,592		Independence Holding Co	292,368
2,664		Investors Title Co	380,952
48,009		James River Group Holdings Ltd	2,135,440
34,594		Kinsale Capital Group, Inc	6,488,451
85,767	*	MBIA, Inc	526,609
4,231		National Western Life Group, Inc	761,580
11,769	*	NI Holdings, Inc	200,073
33,291	*	Palomar Holdings, Inc	3,315,451
87,224		ProAssurance Corp	1,598,816
13,820	*	ProSight Global, Inc	172,059
15,417		Protective Insurance Corp	216,917
63,786		RLI Corp	6,173,209
23,386		Safety Insurance Group, Inc	1,717,468
95,162		Selective Insurance Group, Inc	6,183,627
51,032	*	Selectquote, Inc	1,077,796
26,870		State Auto Financial Corp	444,430
42,288		Stewart Information Services Corp	1,961,317
129,251	*	Third Point Reinsurance Ltd	1,192,987
28,499		Tiptree Inc	138,790
21,328	*	Trean Insurance Group, Inc	317,574
49,300	*	Trupanion, Inc	5,531,460
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,248		United Fire Group Inc	$1,025,810
20,143		United Insurance Holdings Corp	102,326
41,415		Universal Insurance Holdings, Inc	554,547
27,062	*	Watford Holdings Ltd	935,263
		TOTAL INSURANCE	77,442,015

MATERIALS - 3.9%
45,077		Advanced Emissions Solutions, Inc	228,540
44,111	*	AdvanSix, Inc	940,447
47,180	*	AgroFresh Solutions, Inc	92,473
306,785	*	Alcoa Corp	5,522,130
210,073	*	Allegheny Technologies, Inc	3,573,342
46,599		American Vanguard Corp	771,214
171,433	*,e	Amyris, Inc	1,611,470
162,540	*	Arconic Corp	4,096,008
149,522		Avient Corp	5,746,131
51,785		Balchem Corp	5,542,549
17,404		Caledonia Mining Corp plc	261,582
76,026		Carpenter Technology Corp	2,375,052
84,009	*	Century Aluminum Co	819,088
11,795		Chase Corp	1,182,331
26,505	*	Clearwater Paper Corp	1,009,310
639,351	e	Cleveland-Cliffs, Inc	9,807,644
398,079	*	Coeur Mining, Inc	3,602,615
192,973		Commercial Metals Co	3,799,638
55,176		Compass Minerals International, Inc	3,214,554
89,817		Domtar Corp	2,691,816
132,216	*	Ferro Corp	1,823,259
69,112	*,†	Ferroglobe plc	0
47,575	*	Forterra, Inc	870,623
41,500		FutureFuel Corp	551,950
38,744	*	Gatos Silver, Inc	511,808
80,228	*	GCP Applied Technologies, Inc	1,988,852
70,439		Glatfelter Corp	1,102,370
110,132		Gold Resource Corp	310,572
41,790		Greif, Inc (Class A)	1,887,236
9,662		Greif, Inc (Class B)	441,553
83,942		H.B. Fuller Co	4,271,808
16,181		Hawkins, Inc	888,822
22,259		Haynes International, Inc	516,186
852,599		Hecla Mining Co	4,851,288
67,159	*	Ingevity Corp	4,411,675
40,487		Innospec, Inc	3,554,354
15,883	*	Intrepid Potash, Inc	361,021
25,423		Kaiser Aluminum Corp	2,204,174
32,455	*	Koppers Holdings, Inc	1,080,102
50,751	*	Kraton Corp	1,425,088
35,257		Kronos Worldwide, Inc	499,239
238,701	*	Livent Corp	4,349,132
179,737		Louisiana-Pacific Corp	6,831,803
135,131	*	Marrone Bio Innovations, Inc	224,318
32,791		Materion Corp	2,236,018
55,675		Minerals Technologies, Inc	3,431,250
59,517		Myers Industries, Inc	1,193,316
26,739		Neenah Inc	1,361,550
381,207	*	Novagold Resources Inc	3,476,608
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

259,696		O-I Glass, Inc	$3,282,558
18,166		Olympic Steel, Inc	247,966
96,147		Orion Engineered Carbons SA	1,464,319
64,584	*	Pactiv Evergreen, Inc	912,572
55,032		PQ Group Holdings, Inc	758,341
21,734		Quaker Chemical Corp	5,697,133
46,468	*	Ranpak Holdings Corp	805,755
107,988	*	Rayonier Advanced Materials, Inc	747,277
25,392	*	Ryerson Holding Corp	313,337
40,648		Schnitzer Steel Industries, Inc (Class A)	1,199,929
50,201		Schweitzer-Mauduit International, Inc	1,864,465
69,197		Sensient Technologies Corp	4,880,464
35,075		Stepan Co	3,952,251
185,768	*	Summit Materials, Inc	3,813,817
147,169		SunCoke Energy, Inc	725,543
81,072	*	TimkenSteel Corp	407,792
37,600	*	Trecora Resources	237,256
41,483		Tredegar Corp	605,237
62,672		Trinseo S.A.	3,185,618
147,378		Tronox Holdings plc	2,262,252
11,572	*	UFP Technologies, Inc	532,428
3,243		United States Lime & Minerals, Inc	392,403
355,059	e	United States Steel Corp	6,305,848
25,631	*	US Concrete, Inc	1,135,197
50,539		Verso Corp	581,199
83,922		Warrior Met Coal, Inc	1,931,885
58,913		Worthington Industries, Inc	3,083,506
		TOTAL MATERIALS	164,870,257

MEDIA & ENTERTAINMENT - 1.5%
89,760		AMC Entertainment Holdings, Inc	1,190,218
46,774	*,e	AMC Networks, Inc	2,311,571
23,168	*	Boston Omaha Corp	632,486
42,025	*	Cardlytics, Inc	5,138,397
143,465	*	Cargurus, Inc	4,196,351
110,859	*	Cars.com, Inc	1,287,073
177,003	e	Cinemark Holdings, Inc	3,582,541
95,556	*	comScore, Inc	304,824
1,721	*	Daily Journal Corp	574,814
73,841	*	DHI Group, Inc	184,602
40,887		Emerald Holding, Inc	166,001
169,137		Entercom Communications Corp (Class A)	786,487
94,998		Entravision Communications Corp (Class A)	303,994
242,946	*,e	Eros International plc	461,597
107,987	*,e	Eventbrite Inc	1,927,568
22,632	*	EverQuote Inc	1,019,798
92,738		EW Scripps Co (Class A)	1,373,450
66,765	*	Fluent, Inc	361,866
21,658	*	Gaia, Inc	197,954
115,916	*	Gannett Co, Inc	519,304
233,320	*	Glu Mobile, Inc	2,055,549
144,715	*	Gray Television, Inc	2,467,391
28,671	*	Hemisphere Media Group, Inc	299,325
95,690	*	iHeartMedia, Inc	1,391,333
78,969	*	Imax Corp	1,492,514
14,316	*	Liberty Braves Group (Class A)	391,686
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

59,670	*	Liberty Braves Group (Class C)	$1,597,963
118,933	*	Liberty TripAdvisor Holdings, Inc	485,247
66,377	*,e	LiveXLive Media, Inc	252,896
20,907		Loral Space & Communications, Inc	531,038
44,049		Marcus Corp	775,262
17,554	*	MediaAlpha, Inc	965,470
65,100		Meredith Corp	1,427,643
50,028	*	MSG Networks, Inc	863,984
130,776		National CineMedia, Inc	544,682
76,013	*	QuinStreet, Inc	1,609,195
6,767		Saga Communications, Inc	152,257
46,607		Scholastic Corp	1,201,062
70,984		Sinclair Broadcast Group, Inc (Class A)	2,236,706
39,366	*	TechTarget, Inc	2,940,640
358,802		TEGNA, Inc	5,751,596
29,996		Tribune Publishing Co	438,242
177,249	*	TrueCar, Inc	794,075
85,695	*	WideOpenWest, Inc	912,652
117,932	*	Yelp, Inc	3,843,404
		TOTAL MEDIA & ENTERTAINMENT	61,942,708

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.7%
10,486	*	89bio, Inc	212,866
130,504	*	Abeona Therapeutics, Inc	249,263
160,239	*,e	AcelRx Pharmaceuticals, Inc	352,526
109,116	*,e	ADMA Biologics, Inc	242,238
147,359	*	Adverum Biotechnologies, Inc	1,816,936
67,104	*	Aeglea BioTherapeutics, Inc	466,373
58,968	*	Aerie Pharmaceuticals, Inc	1,013,660
140,989	*	Affimed NV	807,867
243,776	*	Agenus, Inc	897,096
109,474	*,e	Agile Therapeutics, Inc	308,717
239,866	*	Akebia Therapeutics, Inc	777,166
21,758	*	Akero Therapeutics, Inc	640,120
23,545	*	Akouos, Inc	374,836
27,735	*	Albireo Pharma, Inc	1,017,042
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
76,643	*	Alector, Inc	1,290,668
16,550	*	Aligos Therapeutics, Inc	466,213
42,893	*	Allakos, Inc	5,718,924
90,154	*	Allogene Therapeutics, Inc	3,128,344
28,891	*	Allovir, Inc	1,056,544
15,509	*	ALX Oncology Holdings, Inc	1,229,088
421,664	*	Amicus Therapeutics, Inc	7,973,666
158,849	*,e	Amneal Pharmaceuticals, Inc	764,064
57,253	*	Amphastar Pharmaceuticals, Inc	1,040,860
37,069	*	AnaptysBio, Inc	960,828
84,579	*,e	Anavex Life Sciences Corp	531,156
18,270	*	ANI Pharmaceuticals, Inc	521,426
22,317	*	Anika Therapeutics, Inc	825,952
25,525	*	Annexon, Inc	561,550
97,483	*	Apellis Pharmaceuticals, Inc	4,315,572
37,433	*	Applied Genetic Technologies Corp	147,486
20,006	*	Applied Molecular Transport, Inc	701,210
21,275	*	Applied Therapeutics, Inc	445,498
11,833	*,e	Aprea Therapeutics, Inc	65,318
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,511	*,e	Aptinyx, Inc	$137,498
32,363	*,e	Aquestive Therapeutics, Inc	171,200
19,481	*,e	Aravive Inc	102,275
36,012	*,e	Arcturus Therapeutics Holdings, Inc	2,609,430
68,964	*	Arcus Biosciences, Inc	2,395,120
33,897	*	Arcutis Biotherapeutics, Inc	925,049
116,656	*	Ardelyx, Inc	792,094
94,822	*	Arena Pharmaceuticals, Inc	7,039,585
162,716	*	Arrowhead Pharmaceuticals Inc	12,556,794
55,818	*	Arvinas, Inc	4,210,910
48,927	*	Assembly Biosciences, Inc	273,013
120,116	*	Atara Biotherapeutics, Inc	2,217,341
23,733	*	Atea Pharmaceuticals, Inc	1,732,509
107,429	*	Athenex, Inc	1,404,097
284,745	*,e	Athersys, Inc	550,982
21,049	*	Athira Pharma, Inc	448,765
45,284	*	Atreca, Inc	588,692
11,127	*,e	Avenue Therapeutics, Inc	65,872
37,834	*	AVEO Pharmaceuticals, Inc	300,024
87,859	*	Avid Bioservices, Inc	1,281,863
26,979	*	Avidity Biosciences, Inc	617,280
49,269	*	Avrobio, Inc	705,039
12,519	*	Axcella Health, Inc	68,103
45,693	*	Axsome Therapeutics, Inc	3,111,236
4,966	*,e	Aytu BioScience, Inc	35,457
3,697	*,e	Aziyo Biologics, Inc	59,817
65,269	*,e	Beam Therapeutics, Inc	6,293,890
27,129	*	Beyondspring Inc	329,346
287,385	*	BioCryst Pharmaceuticals, Inc	2,448,520
164,801	*	BioDelivery Sciences International, Inc	634,484
78,717	*	Biohaven Pharmaceutical Holding Co Ltd	6,708,263
21,059	*	Bioxcel Therapeutics Inc	975,453
29,063	*	Black Diamond Therapeutics, Inc	719,891
90,518	*	Blueprint Medicines Corp	8,757,616
48,554	*,e	BrainStorm Cell Therapeutics, Inc	293,266
152,415	*,e	Bridgebio Pharma, Inc	8,651,078
17,483	*	C4 Therapeutics, Inc	631,486
20,442	*,e	Cabaletta Bio, Inc	266,359
110,101	*	Calithera Biosciences, Inc	315,990
15,056	*,e	Calyxt, Inc	133,697
66,066	*,e	Cara Therapeutics, Inc	1,235,434
78,293	*	CareDx, Inc	5,983,934
122,975	*	CASI Pharmaceuticals, Inc	413,196
53,622	*,e	Cassava Sciences, Inc	1,062,788
29,040	*,e	Catabasis Pharmaceuticals, Inc	120,516
28,274	*	Catalyst Biosciences, Inc	159,748
158,496	*	Catalyst Pharmaceuticals, Inc	576,925
18,869	*	Cellular Biomedicine Group, Inc	369,832
50,358	*,e	CEL-SCI Corp	1,256,432
6,654	*	Centogene NV	70,266
60,276	*	Cerecor Inc	189,869
11,574	*	Champions Oncology, Inc	127,083
8,813	*	Checkmate Pharmaceuticals, Inc	137,923
69,729	*,e	Checkpoint Therapeutics Inc	226,619
82,211	*	ChemoCentryx, Inc	4,686,849
81,833	*	Chiasma, Inc	324,059
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

80,213	*	Chimerix, Inc	$680,206
20,265	*	Chinook Therapeutics, Inc	287,155
66,245	*	ChromaDex Corp	314,001
53,598	*	Cidara Therapeutics, Inc	131,315
133,313	*,e	Clovis Oncology, Inc	1,053,173
84,639	*	Codexis, Inc	1,971,242
9,141	*	Codiak Biosciences, Inc	218,287
39,217	*	Cohbar, Inc	67,845
93,151	*	Coherus Biosciences, Inc	1,751,239
55,005	*	Collegium Pharmaceutical, Inc	1,327,821
45,976	*	Concert Pharmaceuticals, Inc	481,369
51,291	*	Constellation Pharmaceuticals, Inc	1,691,064
36,361	*	ContraFect Corp	177,805
106,951	*,e	Corbus Pharmaceuticals Holdings, Inc	195,720
159,221	*	Corcept Therapeutics, Inc	4,499,585
48,311	*,e	CorMedix Inc	422,721
27,179	*,e	Cortexyme Inc	1,065,960
43,166	*	Crinetics Pharmaceuticals, Inc	619,432
44,155	*	Cue Biopharma, Inc	597,859
116,466	*	Cymabay Therapeutics, Inc	623,093
106,600	*,e	Cytokinetics, Inc	2,096,822
73,221	*	CytomX Therapeutics, Inc	505,957
61,586	*	Deciphera Pharmaceuticals, Inc	2,722,101
102,856	*	Denali Therapeutics, Inc	7,045,636
13,483	*,e	DermTech, Inc	552,533
108,031	*	Dicerna Pharmaceuticals, Inc	2,427,457
336,469	*	Durect Corp	693,126
30,875	*,e	Dyadic International, Inc	171,974
170,834	*,e	Dynavax Technologies Corp	1,077,963
23,318	*	Dyne Therapeutics, Inc	450,737
17,397	*	Eagle Pharmaceuticals, Inc	811,918
102,509	*,e	Editas Medicine, Inc	6,288,927
51,589	*	Eiger BioPharmaceuticals, Inc	495,770
62,219	*,e	Eloxx Pharmaceuticals, Inc	214,033
74,032	*	Emergent Biosolutions, Inc	7,910,319
30,764	*	Enanta Pharmaceuticals, Inc	1,478,518
358,053	*	Endo International plc	2,606,626
21,446	*,e	Enochian Biosciences Inc	81,280
146,537	*	Epizyme, Inc	1,604,580
43,316	*,e	Esperion Thereapeutics, Inc	1,364,021
24,617	*,e	Eton Pharmaceuticals, Inc	219,584
35,082	*,e	Evelo Biosciences, Inc	615,689
123,763	*,e	Evofem Biosciences Inc	325,497
32,742	*,e	Evolus, Inc	221,336
94,909	*	Exicure, Inc	202,156
122,577	*	Fate Therapeutics, Inc	11,109,154
35,027	*,e	Fennec Pharmaceuticals, Inc	252,194
139,699	*	FibroGen, Inc	6,730,698
51,282	*	Five Prime Therapeutics, Inc	857,435
70,379	*,e	Flexion Therapeutics, Inc	856,512
120,058	*	Fluidigm Corp	777,976
11,807	*	Foghorn Therapeutics, Inc	194,816
25,968	*	Forma Therapeutics Holdings, Inc	1,003,144
127,759	*	Fortress Biotech, Inc	407,551
40,345	*,e	Frequency Therapeutics, Inc	1,573,052
18,759	*	Fulcrum Therapeutics, Inc	207,475
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,118	*	G1 Therapeutics, Inc	$1,329,997
70,721	*,e	Galectin Therapeutics, Inc	138,613
14,027	*	Galera Therapeutics, Inc	157,663
19,874	*	Generation Bio Co	523,282
47,708	*,e	Genprex, Inc	213,255
462,247	*,e	Geron Corp	822,800
52,131	*	GlycoMimetics, Inc	189,236
91,072	*	Gossamer Bio, Inc	919,827
10,721	*	Graybug Vision, Inc	328,599
44,732	*,e	Gritstone Oncology, Inc	809,649
217,468	*	Halozyme Therapeutics, Inc	10,349,302
10,157	*	Harmony Biosciences Holdings, Inc	364,230
18,973	*	Harpoon Therapeutics, Inc	365,799
36,542	*	Harrow Health, Inc	328,878
60,379	*	Harvard Bioscience, Inc	280,159
145,136	*	Heron Therapeutics, Inc	2,519,561
54,223	*	Homology Medicines, Inc	658,809
19,898	*,e	Hookipa Pharma, Inc	212,710
296,463	*,e	iBio, Inc	474,341
26,406	*	Ideaya Biosciences, Inc	464,217
11,311	*,e	IGM Biosciences, Inc	1,078,391
7,955	*,e	IMARA, Inc	103,574
10,596	*	Immunic, Inc	175,470
297,141	*	Immunogen, Inc	2,118,615
61,318	*	Immunovant, Inc	2,393,242
13,296	*	Inhibrx, Inc	421,483
100,266	*	Innoviva, Inc	1,204,195
260,017	*,e	Inovio Pharmaceuticals, Inc	3,315,217
16,177	*	Inozyme Pharma, Inc	340,364
164,409	*	Insmed, Inc	6,180,134
81,934	*	Intellia Therapeutics, Inc	5,130,707
41,601	*	Intercept Pharmaceuticals, Inc	1,466,019
109,679	*	Intra-Cellular Therapies, Inc	3,526,180
188,811	*,e	Invitae Corp	9,349,921
264,568	*	Ironwood Pharmaceuticals, Inc	2,703,885
15,970	*	iTeos Therapeutics, Inc	511,040
129,151	*	IVERIC bio, Inc	679,334
27,178	*	Jounce Therapeutics, Inc	307,111
277,344	*	Kadmon Holdings, Inc	1,331,251
63,369	*,e	Kala Pharmaceuticals, Inc	470,832
17,986	*,e	Kaleido Biosciences Inc	268,891
22,144	*	KalVista Pharmaceuticals Inc	336,589
25,252	*	Karuna Therapeutics, Inc	2,505,756
112,820	*,e	Karyopharm Therapeutics, Inc	1,718,249
21,330	*	Keros Therapeutics, Inc	1,216,877
48,241	*	Kezar Life Sciences, Inc	256,160
69,781	*	Kindred Biosciences, Inc	348,905
43,001	*	Kiniksa Pharmaceuticals Ltd	846,690
52,020	*	Kodiak Sciences, Inc	6,570,646
23,915	*	Kronos Bio, Inc	657,423
21,732	*	Krystal Biotech Inc	1,514,720
100,864	*	Kura Oncology, Inc	3,020,877
16,487	*,e	Kymera Therapeutics, Inc	1,021,370
34,153	*,e	La Jolla Pharmaceutical Co	209,016
53,355	*,e	Lannett Co, Inc	413,501
69,718	*,e	Lexicon Pharmaceuticals, Inc	551,469
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,168	*,e	Ligand Pharmaceuticals, Inc (Class B)	$4,294,189
26,916	*,e	Liquidia Technologies, Inc	73,750
16,807	*	LogicBio Therapeutics, Inc	135,464
68,243		Luminex Corp	1,916,946
6,745	*	Lyra Therapeutics, Inc	71,295
89,775	*	MacroGenics, Inc	1,835,001
14,043	*,e	Madrigal Pharmaceuticals, Inc	1,667,747
42,473	*	Magenta Therapeutics, Inc	375,461
348,781	*	MannKind Corp	1,227,709
40,606	*,e	Marinus Pharmaceuticals, Inc	504,733
72,995	*,e	Marker Therapeutics Inc	140,150
72,113	*,e	MediciNova, Inc	416,092
45,325	*	Medpace Holdings, Inc	6,018,707
173,968	*	MEI Pharma, Inc	561,917
35,554	*	MeiraGTx Holdings plc	509,489
87,138	*	Mersana Therapeutics, Inc	1,660,850
10,906	*	Metacrine, Inc	106,115
50,061	*	Minerva Neurosciences, Inc	159,695
69,466	*	Mirati Therapeutics, Inc	14,263,454
8,944	*	Mirum Pharmaceuticals, Inc	162,065
46,970	*	Molecular Templates, Inc	537,807
21,832	*,e	Morphic Holding, Inc	734,865
82,910	*	Mustang Bio, Inc	345,735
116,668	*	Myriad Genetics, Inc	3,214,203
72,205	*	NanoString Technologies, Inc	5,056,516
49,690	*,e	NantKwest, Inc	937,899
123,732	*	Natera, Inc	13,194,780
171,853	*	NeoGenomics, Inc	9,111,646
55,602	*	Neoleukin Therapeutics, Inc	700,585
27,677	*	Neubase Therapeutics, Inc	253,245
7,879	*,e	NeuroBo Pharmaceuticals, Inc	40,340
26,374	*	NextCure Inc	305,675
37,573	*	NGM Biopharmaceuticals Inc	964,123
26,307	*,e	Nkarta, Inc	1,043,336
99,773	*,e	Novavax, Inc	22,043,847
17,946	*	Nurix Therapeutics, Inc	652,875
62,993	*,e	Nymox Pharmaceutical Corp	150,553
112,229	*	Ocular Therapeutix, Inc	2,036,956
20,943	*	Odonate Therapeutics, Inc	483,993
95,054	*,e	Omeros Corp	1,849,751
124,928	*,e	Oncocyte Corp	639,631
10,863	*	Oncorus, Inc	241,702
652,353	*,e	Opko Health, Inc	3,529,230
76,970	*,e	Optinose, Inc	306,341
34,821	*	Organogenesis Holdings Inc	364,228
29,018	*	Orgenesis, Inc	188,907
36,309	*	ORIC Pharmaceuticals, Inc	1,064,580
18,496	*,e	Osmotica Pharmaceuticals plc	77,128
68,485	*,e	Ovid therapeutics, Inc	192,443
13,731	*,e	Oyster Point Pharma, Inc	257,731
289,241	*	Pacific Biosciences of California, Inc	9,356,946
69,512	*	Pacira BioSciences Inc	4,593,353
16,518	*	Pandion Therapeutics, Inc	297,324
82,391	*	Paratek Pharmaceuticals, Inc	534,718
40,733	*	Passage Bio, Inc	760,078
38,102	*	Personalis, Inc	1,465,784
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,966	*,e	PhaseBio Pharmaceuticals Inc	$146,169
17,898	*	Phathom Pharmaceuticals, Inc	689,073
32,782		Phibro Animal Health Corp	679,899
77,933	*	Pieris Pharmaceuticals, Inc	197,950
16,919	*,e	Pliant Therapeutics, Inc	416,377
22,349	*	PMV Pharmaceuticals, Inc	762,995
22,428	*,e	Poseida Therapeutics, Inc	195,124
18,051	*	Praxis Precision Medicines, Inc	918,615
105,474	*	Precigen, Inc	896,529
69,859	*	Precision BioSciences Inc	846,691
15,020	*,e	Prelude Therapeutics, Inc	975,549
81,060	*	Prestige Consumer Healthcare, Inc.	3,242,400
137,717	*,†	Progenics Pharmaceuticals, Inc	0
48,671	*	Protagonist Therapeutics, Inc	1,007,976
8,040	*	Protara Therapeutics, Inc	144,559
49,272	*	Prothena Corp plc	552,339
76,530	*	Provention Bio, Inc	1,053,818
102,450	*	PTC Therapeutics, Inc	5,923,659
52,255	*	Puma Biotechnology, Inc	613,474
33,798	*	Quanterix Corp	2,188,083
73,857	*	Radius Health, Inc	1,381,126
17,705	*	RAPT Therapeutics, Inc	352,684
33,131	*	Recro Pharma, Inc	103,700
54,287	*	REGENXBIO, Inc	2,243,682
53,811	*	Relay Therapeutics, Inc	2,667,949
25,154	*,e	Relmada Therapeutics, Inc	822,033
38,919	*	Replimune Group, Inc	1,510,057
105,740	*	Revance Therapeutics, Inc	2,690,026
62,895	*	REVOLUTION Medicines, Inc	2,650,395
54,037	*	Rhythm Pharmaceuticals, Inc	1,658,396
290,839	*	Rigel Pharmaceuticals, Inc	1,058,654
55,090	*	Rocket Pharmaceuticals, Inc	3,034,357
69,886	*,e	Rubius Therapeutics, Inc	836,535
189,249	*	Sangamo Therapeutics Inc	2,585,141
15,016	*,e	Satsuma Pharmaceuticals, Inc	87,393
41,858	*,e	Scholar Rock Holding Corp	2,497,248
8,929	*	scPharmaceuticals, Inc	56,610
108,559	*	Selecta Biosciences, Inc	434,236
88,001	*	Seres Therapeutics, Inc	2,090,024
21,444	*	Shattuck Labs, Inc	1,063,837
96,294	*	SIGA Technologies, Inc	622,059
53,975	*	Soleno Therapeutics, Inc	105,791
39,671	*	Solid Biosciences, Inc	258,655
409,580	*,e	Sorrento Therapeutics, Inc	5,185,283
232,146	*	Spectrum Pharmaceuticals, Inc	833,404
33,508	*,e	Spero Therapeutics, Inc	606,830
39,303	*	SpringWorks Therapeutics, Inc	3,274,333
11,422	*	Spruce Biosciences, Inc	236,778
7,308	*	SQZ Biotechnologies Co	175,904
20,305	*	Stoke Therapeutics, Inc	1,240,229
52,657	*	Strongbridge Biopharma plc	142,174
78,260	*	Supernus Pharmaceuticals, Inc	2,300,061
41,755	*	Sutro Biopharma, Inc	924,873
43,145	*	Syndax Pharmaceuticals, Inc	864,626
66,295	*,e	Syros Pharmaceuticals, Inc	725,599
10,088	*	Tarsus Pharmaceuticals, Inc	380,318
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,228	*	Taysha Gene Therapies, Inc	$369,928
40,853	*	TCR2 Therapeutics Inc	1,051,148
188,575	*	TG Therapeutics, Inc	9,102,515
402,116	*,e	TherapeuticsMD, Inc	663,491
73,678	*	Theravance Biopharma, Inc	1,373,358
111,709	*	Translate Bio, Inc	2,667,611
78,645	*	Travere Therapeutics, Inc	1,985,786
45,266	*	Tricida, Inc	297,850
60,096	*	Turning Point Therapeutics Inc	7,541,447
53,555	*	Twist Bioscience Corp	8,811,940
89,629	*,e	Tyme Technologies, Inc	154,162
102,377	*,e	Ultragenyx Pharmaceutical, Inc	14,188,428
50,989	*,e	UNITY Biotechnology, Inc	304,659
32,317	*,e	UroGen Pharma Ltd	713,236
85,753	*	Vanda Pharmaceuticals, Inc	1,229,698
84,317	*,e	Vaxart Inc	1,010,118
29,791	*,e	Vaxcyte, Inc	730,773
274,344	*,e	VBI Vaccines, Inc	894,361
92,821	*	Veracyte, Inc	5,262,951
279,575	*	Verastem, Inc	545,171
75,990	*	Vericel Corp	3,136,107
20,030	*,e	Verrica Pharmaceuticals, Inc	235,353
33,280	*,e	Viela Bio, Inc	1,154,150
106,890	*,e	Viking Therapeutics, Inc	781,366
87,648	*,e	Vir Biotechnology, Inc	5,656,802
38,785	*	Voyager Therapeutics, Inc	292,827
30,865	*,e	vTv Therapeutics, Inc	62,965
233,823	*,e	VYNE Therapeutics, Inc	462,970
53,722	*	WaVe Life Sciences Ltd	546,353
25,626	*,e	X4 Pharmaceuticals, Inc	200,139
22,872	*,e	XBiotech, Inc	428,393
91,829	*	Xencor, Inc	4,201,177
72,369	*	Xeris Pharmaceuticals, Inc	367,635
9,763	*,e	XOMA Corp	353,616
50,618	*	Y-mAbs Therapeutics, Inc	2,126,462
47,028	*	Zentalis Pharmaceuticals, Inc	1,804,464
339,984	*,e	ZIOPHARM Oncology, Inc	1,261,341
92,154	*	Zogenix, Inc	1,747,240
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	586,071,117

REAL ESTATE - 5.8%
137,949		Acadia Realty Trust	2,000,260
88,398		Agree Realty Corp	5,586,754
120,806		Alexander & Baldwin, Inc	1,826,587
3,267		Alexander’s, Inc	872,942
10,895		Alpine Income Property Trust, Inc	168,001
8,515	*	Altisource Portfolio Solutions S.A.	86,257
83,236		American Assets Trust, Inc	2,299,811
177,135		American Finance Trust, Inc	1,289,543
2,523	*	American Realty Investors, Inc	21,773
90,404		Armada Hoffler Properties, Inc	971,843
36,499		Bluerock Residential Growth REIT, Inc	381,780
58,137		Broadstone Net Lease, Inc	1,048,210
15,565		Brt Realty Trust	217,599
155,338		CareTrust REIT, Inc	3,488,891
74,012		CatchMark Timber Trust, Inc	674,989
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,596		Centerspace	$1,440,484
74,176		Chatham Lodging Trust	794,425
18,535		CIM Commercial Trust Corp	259,305
68,862		City Office REIT, Inc	648,680
24,541		Clipper Realty, Inc	172,032
781,972		Colony Capital, Inc	3,878,581
191,830		Columbia Property Trust, Inc	2,608,888
34,205		Community Healthcare Trust, Inc	1,529,648
61,306		CorePoint Lodging, Inc	417,494
12,037		CTO Realty Growth, Inc	507,119
178,838	*	Cushman & Wakefield plc	2,562,749
329,913	*	DiamondRock Hospitality Co	2,705,287
389,997		Diversified Healthcare Trust	1,567,788
132,530		Easterly Government Properties, Inc	2,909,033
63,362		EastGroup Properties, Inc	8,562,741
170,144		Essential Properties Realty Trust, Inc	3,542,398
40,213	*	eXp World Holdings Inc	4,286,304
48,957		Farmland Partners, Inc	504,747
8,537	*	Fathom Holdings, Inc	322,613
26,897	*	Forestar Group, Inc	578,016
116,940		Four Corners Property Trust, Inc	3,082,538
166,358		Franklin Street Properties Corp	683,731
10,641	*	FRP Holdings, Inc	459,585
190,509		Geo Group, Inc	1,703,150
55,902		Getty Realty Corp	1,485,316
54,153		Gladstone Commercial Corp	959,050
38,745		Gladstone Land Corp	609,846
73,234		Global Medical REIT, Inc	918,354
144,649		Global Net Lease, Inc	2,330,295
217,550		Healthcare Realty Trust, Inc	6,528,675
66,368		Hersha Hospitality Trust	507,051
151,141		Independence Realty Trust, Inc	2,007,152
4,142		Indus Realty Trust, Inc	263,970
106,690		Industrial Logistics Properties Trust	2,262,895
34,965		Innovative Industrial Properties, Inc	6,542,651
116,981		iStar Inc	1,775,772
198,712		Kennedy-Wilson Holdings, Inc	3,415,859
134,935		Kite Realty Group Trust	2,150,864
447,253		Lexington Realty Trust	4,584,343
63,756		LTC Properties, Inc	2,463,532
250,278		Macerich Co	3,929,365
139,485		Mack-Cali Realty Corp	1,775,644
37,359	*	Marcus & Millichap, Inc	1,334,837
14,335	*	Maui Land & Pineapple Co, Inc	165,713
156,026		Monmouth Real Estate Investment Corp (Class A)	2,703,931
70,363		National Health Investors, Inc	4,562,337
102,534		National Storage Affiliates Trust	3,746,592
21,109		NETSTREIT Corp	363,708
143,115		New Senior Investment Group, Inc	758,509
243,813		Newmark Group, Inc	1,648,176
34,862		NexPoint Residential Trust, Inc	1,376,003
77,341		Office Properties Income Trust	1,789,671
26,959		One Liberty Properties, Inc	540,258
213,851		Pebblebrook Hotel Trust	3,930,581
336,085		Physicians Realty Trust	5,925,179
205,560		Piedmont Office Realty Trust, Inc	3,161,513
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,302		Plymouth Industrial REIT, Inc	$590,021
107,168		PotlatchDeltic Corp	5,118,344
88,736		Preferred Apartment Communities, Inc	638,012
32,890		PS Business Parks, Inc	4,476,987
102,877		QTS Realty Trust, Inc	6,697,293
14,630	*	Rafael Holdings, Inc	343,512
28,655		Re/Max Holdings, Inc	1,037,884
187,624	*	Realogy Holdings Corp	2,664,261
161,646	*	Redfin Corp	11,510,812
190,949		Retail Opportunities Investment Corp	2,690,471
354,619		Retail Properties of America, Inc	3,266,041
33,537		Retail Value, Inc	523,513
266,137		RLJ Lodging Trust	3,435,829
24,169		RMR Group, Inc	891,353
122,235		RPT Realty	1,130,674
82,465		Ryman Hospitality Properties	5,347,855
336,509		Sabra Healthcare REIT, Inc	5,649,986
29,029		Safehold, Inc	2,135,954
19,029		Saul Centers, Inc	569,538
58,305	*	Seritage Growth Properties	1,038,412
274,265		Service Properties Trust	2,909,952
253,437		SITE Centers Corp	2,810,616
53,994		St. Joe Co	2,402,733
245,156		STAG Industrial, Inc	7,305,649
6,780	*	Stratus Properties, Inc	177,229
163,286		Summit Hotel Properties, Inc	1,322,617
355,118		Sunstone Hotel Investors, Inc	3,799,763
147,976		Tanger Factory Outlet Centers, Inc	2,283,270
40,658	*	Tejon Ranch Co	647,682
107,483		Terreno Realty Corp	6,081,388
1,971	*	Transcontinental Realty Investors, Inc	42,160
63,335		UMH Properties, Inc	931,024
313,991		Uniti Group, Inc	3,865,229
20,674		Universal Health Realty Income Trust	1,233,824
191,853		Urban Edge Properties	2,645,653
45,289		Urstadt Biddle Properties, Inc (Class A)	626,347
135,158		Washington REIT	2,965,366
75,551		Whitestone REIT	589,298
182,632		Xenia Hotels & Resorts, Inc	2,642,685
		TOTAL REAL ESTATE	248,219,455

RETAILING - 4.9%
39,924	*	1-800-FLOWERS.COM, Inc (Class A)	1,226,865
55,929	*	Aaron’s Co, Inc	947,437
103,242		Abercrombie & Fitch Co (Class A)	2,381,793
28,760	*,e	Academy Sports & Outdoors, Inc	618,340
246,271	e	American Eagle Outfitters, Inc	5,587,889
10,101	*	America’s Car-Mart, Inc	1,199,797
31,447	*	Asbury Automotive Group, Inc	4,484,657
88,286	*	At Home Group, Inc	2,151,530
206,720	e	Bed Bath & Beyond, Inc	7,303,418
62,264		Big Lots, Inc	3,715,915
46,951	*	Boot Barn Holdings, Inc	2,687,475
44,473		Buckle, Inc	1,748,678
59,476		Caleres, Inc	898,682
53,097		Camping World Holdings, Inc	1,813,793
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,928	*,e	CarParts.com, Inc	$878,629
34,028		Cato Corp (Class A)	386,898
191,671		Chico’s FAS, Inc	423,593
23,561	*,e	Children’s Place, Inc	1,731,027
16,047		Citi Trends, Inc	946,773
31,045	*	Conn’s, Inc	488,338
29,322	*	Container Store Group, Inc	399,659
71,551		Core-Mark Holding Co, Inc	2,194,469
99,388		Designer Brands, Inc	1,217,503
12,187		Dillard’s, Inc (Class A)	1,070,140
20,914	*,e	Duluth Holdings, Inc	260,798
17,689	*	Envela Corp	110,733
96,450	*	Express Parent LLC	578,700
34,348	*,e	Funko, Inc	410,459
92,405	*	GameStop Corp (Class A)	30,031,625
22,946	*	Genesco, Inc	890,534
29,362	*,e	Greenlane Holdings Inc	129,780
28,273		Group 1 Automotive, Inc	3,890,930
38,412	*	Groupon, Inc	1,312,538
58,983	*,e	GrowGeneration Corp	2,547,476
65,179		Guess?, Inc	1,513,456
28,941		Haverty Furniture Cos, Inc	946,081
26,506	*	Hibbett Sports, Inc	1,496,264
18,693	*	Lands’ End, Inc	516,114
45,495	*	Liquidity Services, Inc	888,062
42,264		Lithia Motors, Inc (Class A)	13,468,691
46,886	*	Lumber Liquidators, Inc	1,310,933
510,745	*	Macy’s, Inc	7,681,605
175,803	*	Magnite, Inc	6,089,816
34,654	*	MarineMax, Inc	1,449,577
122,724	*	Michaels Cos, Inc	1,902,222
53,268		Monro Muffler, Inc	3,114,580
44,172		Murphy USA, Inc	5,502,506
131,716	*	National Vision Holdings, Inc	6,107,671
85,581	*	ODP Corp	3,653,453
11,438	*	OneWater Marine, Inc	369,791
70,101	*	Overstock.com, Inc	5,439,838
30,325	e	PetMed Express, Inc	1,158,415
136,743	*	Quotient Technology, Inc	1,211,543
100,387	*	RealReal, Inc	2,377,164
79,261		Rent-A-Center, Inc	3,432,001
25,537	*	RH	12,139,268
184,306	*,e	Sally Beauty Holdings, Inc	2,783,021
15,076		Shoe Carnival, Inc	708,421
35,649		Shutterstock, Inc	2,316,828
84,540	*,e	Signet Jewelers Ltd	3,434,015
44,410	*	Sleep Number Corp	4,784,733
38,431	e	Sonic Automotive, Inc (Class A)	1,572,981
66,748	*	Sportsman’s Warehouse Holdings, Inc	1,169,425
27,817	*	Stamps.com, Inc	6,350,899
98,757	*	Stitch Fix Inc	9,425,368
36,474		Tilly’s, Inc	357,445
111,692	*	Urban Outfitters, Inc	3,063,712
149,720	*,e	Waitr Holdings Inc	530,009
10,368		Weyco Group, Inc	178,952
5,292		Winmark Corp	902,974
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,574	*	Zumiez, Inc	$1,446,368
		TOTAL RETAILING	207,461,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
62,272	*	Advanced Energy Industries, Inc	6,387,862
36,534	*	Alpha & Omega Semiconductor Ltd	1,049,987
54,785	*	Ambarella, Inc	5,169,513
160,617		Amkor Technology, Inc	2,492,776
33,085	*,e	Atomera, Inc	950,201
52,473	*	Axcelis Technologies, Inc	1,796,676
67,772	*	AXT, Inc	700,085
118,795		Brooks Automation, Inc	8,999,909
34,557	*	Ceva, Inc	2,031,606
16	*,†	China Energy Savings Technology, Inc	0
46,805		CMC Materials, Inc	6,894,845
66,574		Cohu, Inc	2,708,230
11,110	*	CyberOptics Corp	268,751
68,572	*	Diodes, Inc	4,853,526
35,872	*	DSP Group, Inc	578,615
123,577	*	Formfactor, Inc	5,050,592
22,115	*	GSI Technology, Inc	158,786
36,068	*	Ichor Holdings Ltd	1,302,055
26,883	*,e	Impinj, Inc	1,423,992
220,200	*	Lattice Semiconductor Corp	8,832,222
76,821	*	MACOM Technology Solutions Holdings, Inc	4,368,042
15,554	*,e	Maxeon Solar Technologies Ltd	631,492
111,970	*	MaxLinear, Inc	3,514,738
77,021	*	Nanometrics, Inc	4,162,985
77,072	*	NeoPhotonics Corp Ltd	858,582
9,099		NVE Corp	581,335
46,492	*	PDF Solutions, Inc	898,225
101,378	*	Photronics, Inc	1,125,296
60,732	*	Pixelworks, Inc	185,840
96,700		Power Integrations, Inc	7,789,185
185,455	*	Rambus, Inc	3,522,718
105,980	*	Semtech Corp	7,519,281
70,895	*	Silicon Laboratories, Inc	9,299,297
15,178	*	SiTime Corp	1,852,475
23,200	*	SMART Global Holdings, Inc	861,880
121,753	*,e	SunPower Corp	6,575,880
56,404	*	Synaptics, Inc	5,596,405
65,087	*	Ultra Clean Holdings	2,512,358
82,030	*	Veeco Instruments, Inc	1,514,274
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	125,020,517

SOFTWARE & SERVICES - 7.7%
172,067	*	8x8, Inc	6,065,362
98,299	*	A10 Networks, Inc	976,109
187,658	*	ACI Worldwide, Inc	7,204,191
29,197	*	Agilysys, Inc	1,074,158
77,930	*	Alarm.com Holdings, Inc	7,241,256
70,784	*,e	Altair Engineering, Inc	3,958,949
47,226		American Software, Inc (Class A)	907,211
26,652	*	Appfolio, Inc	4,072,692
57,442	*,e	Appian Corp	12,548,779
21,628	*	Asure Software, Inc	176,917
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

135,250	*	Avaya Holdings Corp	$3,007,960
46,182	*	Benefitfocus, Inc	568,039
81,916		Blackbaud, Inc	5,446,595
83,167	*	Blackline, Inc	10,780,107
7,149	*,h	BM Technologies, Inc	103,518
71,846	*	Bottomline Technologies, Inc	3,432,802
229,921	*	Box, Inc	3,986,830
65,364	*	Brightcove, Inc	1,075,238
59,108	*	Cardtronics plc	2,296,346
22,628		Cass Information Systems, Inc	918,697
59,082	*	Cerence Inc	6,611,867
47,643	*	ChannelAdvisor Corp	976,681
333,836	*	Cloudera, Inc	5,097,676
69,276	*	Commvault Systems, Inc	4,349,147
279,960	*	Conduent, Inc	1,349,407
100,705	*	Cornerstone OnDemand, Inc	4,118,834
54,069		CSG Systems International, Inc	2,329,833
19,558	*,e	Digimarc Corp	760,024
137,242	*	Digital Turbine, Inc	7,851,615
42,619	*	Domo, Inc	2,701,618
42,074		Ebix, Inc	2,190,793
37,794	*	eGain Corp	415,734
106,507	*	Endurance International Group Holdings, Inc	1,009,686
85,580	*	Envestnet, Inc	6,566,553
98,039		EVERTEC, Inc	3,401,953
65,607	*	Evo Payments, Inc	1,506,337
54,091	*	ExlService Holdings, Inc	4,147,698
99,322	*	GreenSky, Inc	489,657
34,749	*	Grid Dynamics Holdings, Inc	451,737
51,998	*,e	GTT Communications, Inc	241,791
78,822	*	GTY Technology Holdings Inc	592,741
41,876		Hackett Group, Inc	570,351
30,347	*	I3 Verticals, Inc	880,670
77,784	*	Information Services Group, Inc	274,578
12,668	*,e	Intelligent Systems Corp	512,927
50,998		InterDigital, Inc	3,274,582
46,797	*	International Money Express Inc	668,261
70,927	*	j2 Global, Inc	7,279,947
229,619		KBR, Inc	6,670,432
200,881	*	Limelight Networks, Inc	915,013
102,201	*	Liveperson, Inc	6,475,455
105,208	*	LiveRamp Holdings, Inc	7,965,298
44,169		Mantech International Corp (Class A)	3,961,518
98,671		MAXIMUS, Inc	7,406,245
11,971	*	MicroStrategy, Inc (Class A)	7,389,818
92,734	*	Mimecast Ltd	3,993,126
66,776	*	Mitek Systems, Inc	1,078,432
54,753	*	Model N, Inc	1,860,507
98,832	*	MoneyGram International, Inc	758,041
107,856		NIC, Inc	2,903,484
53,118	*	OneSpan, Inc	1,238,712
19,678	*	Park City Group, Inc	118,855
49,246	*,e	Paysign Inc	230,471
53,928	*	Perficient, Inc	2,945,008
227,931		Perspecta, Inc	6,598,602
22,038	*	PFSweb, Inc	151,401
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

58,836	*	Ping Identity Holding Corp	$1,759,785
9,815	*	Priority Technology Holdings Inc	76,950
74,428		Progress Software Corp	2,990,517
63,137	*	PROS Holdings, Inc	2,660,593
82,336	*	Q2 Holdings, Inc	10,538,185
20,367		QAD, Inc (Class A)	1,319,578
55,677	*	Qualys, Inc	7,709,594
54,526	*,e	Rackspace Technology, Inc	1,260,096
83,527	*	Rapid7, Inc	7,251,814
97,564	*	Repay Holdings Corp	2,161,043
28,270	*	Rimini Street, Inc	199,303
144,208	*	SailPoint Technologies Holding, Inc	7,976,144
44,935		Sapiens International Corp NV	1,467,577
47,717	*	Seachange International, Inc	56,306
13,501	*	SecureWorks Corp	186,854
139,051	*	ServiceSource International LLC	218,310
14,412	*,e	ShotSpotter, Inc	662,808
53,444	*	Smith Micro Software, Inc	339,904
46,056	*	Sprout Social, Inc	3,039,696
57,195	*	SPS Commerce, Inc	5,656,014
39,485	*	StarTek, Inc	345,099
23,304	*,e	Sumo Logic, Inc	801,891
200,693	*	SVMK, Inc	5,059,471
62,722	*	Sykes Enterprises, Inc	2,420,442
65,367	*	Synchronoss Technologies, Inc	329,450
51,965	*	TeleNav, Inc	247,353
115,419	*	Tenable Holdings, Inc	5,712,086
28,209		TTEC Holdings, Inc	2,132,036
16,203	*,e	Tucows, Inc	1,294,620
99,942	*	Unisys Corp	2,387,614
41,821	*	Upland Software, Inc	1,994,443
51,018	*	Varonis Systems, Inc	9,018,452
106,410	*	Verint Systems, Inc	7,856,250
36,684	*	Veritone, Inc	1,440,581
223,905	*	Verra Mobility Corp	2,865,984
106,522	e	VirnetX Holding Corp	644,458
46,931	*	Virtusa Corp	2,395,828
64,787	*	Workiva, Inc	6,314,789
170,912		Xperi Holding Corp	3,291,765
167,343	*	Yext, Inc	2,823,076
92,357	*	Zix Corp	752,710
164,610	*	Zuora Inc	2,427,997
		TOTAL SOFTWARE & SERVICES	329,212,338

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
200,310	*,e	3D Systems Corp	7,119,017
61,900	*	Acacia Communications, Inc	7,081,360
79,951		Adtran, Inc	1,375,157
49,085	*	Akoustis Technologies, Inc	740,202
37,079	*,e	Applied Optoelectronics, Inc	408,240
134,762	*	Arlo Technologies, Inc	1,133,348
50,282	*	Avid Technology, Inc	856,805
47,495		Badger Meter, Inc	4,355,766
16,559		Bel Fuse, Inc (Class B)	241,430
71,214		Belden CDT, Inc	3,364,149
58,864		Benchmark Electronics, Inc	1,491,025
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,850	*	CalAmp Corp	$559,059
85,737	*	Calix, Inc	2,589,257
8,984	*	Cambium Networks Corp	330,162
50,054	*	Casa Systems, Inc	385,916
18,621	*	Clearfield, Inc	583,210
36,907		Comtech Telecommunications Corp	787,595
37,169	*	Corsair Gaming, Inc	1,404,245
52,925		CTS Corp	1,614,213
55,737		Daktronics, Inc	267,538
115,566	*	Diebold, Inc	1,578,632
49,806	*	Digi International, Inc	919,917
23,195	*	DZS, Inc	357,203
24,822	*,e	Eastman Kodak Co	238,043
22,378	*	ePlus, Inc	1,880,647
203,939	*	Extreme Networks, Inc	1,649,867
59,949	*	Fabrinet	4,732,374
28,537	*	FARO Technologies, Inc	2,013,856
52,692	*	Genasys, Inc	392,028
151,436	*	Harmonic, Inc	1,175,143
167,219	*	II-VI, Inc	14,058,101
28,576	*	Immersion Corp	361,486
264,606	*	Infinera Corp	2,606,369
109,976	*	Inseego Corp	2,019,159
56,512	*	Insight Enterprises, Inc	4,300,563
35,797	*,e	Intellicheck, Inc	414,529
37,124	*	Intevac, Inc	248,731
60,654	*	Iteris, Inc	394,858
65,622	*	Itron, Inc	5,644,804
36,276	*	Kimball Electronics, Inc	695,411
149,109	*	Knowles Corp	2,876,313
25,893	*	KVH Industries, Inc	323,921
46,474	*	Luna Innovations, Inc	494,019
61,818		Methode Electronics, Inc	2,333,630
31,027		MTS Systems Corp	1,816,321
20,217	*	Napco Security Technologies, Inc	524,025
47,918	*	Netgear, Inc	1,983,326
112,563	*	Netscout Systems, Inc	3,290,779
55,922	*	nLight, Inc	1,771,609
55,209	*	Novanta, Inc	6,896,708
27,160	*	OSI Systems, Inc	2,444,943
31,158	*,e	PAR Technology Corp	1,939,897
16,582		PC Connection, Inc	814,010
28,122		PC-Tel, Inc	206,978
56,183		Plantronics, Inc	1,782,125
47,585	*	Plexus Corp	3,660,238
43,785	*	Powerfleet, Inc	310,874
46,851	*	Quantum Corp	334,048
42,424	*,e	Research Frontiers, Inc	172,029
79,331	*,e	Resonant, Inc	449,807
111,945	*	Ribbon Communications, Inc	818,318
30,424	*	Rogers Corp	4,748,274
104,753	*	Sanmina Corp	3,257,818
40,648	*	Scansource, Inc	983,275
72,591	*	Super Micro Computer, Inc	2,250,321
160,989	*	TTM Technologies, Inc	2,158,863
373,880	*	Viavi Solutions, Inc	5,776,446
216,972		Vishay Intertechnology, Inc	4,675,747
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,425	*	Vishay Precision Group, Inc	$749,366
18,866	*,e	Wrap Technologies Inc	104,895
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	142,318,338

TELECOMMUNICATION SERVICES - 0.9%
80,292		Alaska Communications Systems Group, Inc	263,358
17,451	*	Anterix, Inc	633,122
18,247		ATN International, Inc	787,905
31,387	*	Bandwidth Inc	5,591,280
71,531	*	Boingo Wireless, Inc	825,468
80,048	*	Cincinnati Bell, Inc	1,219,932
70,390		Cogent Communications Group, Inc	4,008,711
120,307	*	Consolidated Communications Holdings, Inc	734,474
88,669	*,e	Gogo, Inc	1,188,165
24,167	*	IDT Corp (Class B)	339,063
192,343	*	Iridium Communications, Inc	9,476,740
72,105	*	Liberty Latin America Ltd (Class A)	727,539
257,030	*	Liberty Latin America Ltd (Class C)	2,542,027
38,318	*	Ooma, Inc	516,143
130,329	*	ORBCOMM, Inc	976,164
79,916		Shenandoah Telecom Co	3,106,335
31,498		Spok Holdings, Inc	350,258
383,688	*	Vonage Holdings Corp	4,788,426
		TOTAL TELECOMMUNICATION SERVICES	38,075,110

TRANSPORTATION - 1.3%
97,037	*	Air Transport Services Group, Inc	2,465,710
21,265		Allegiant Travel Co	3,859,385
41,798		ArcBest Corp	1,937,337
40,039	*	Atlas Air Worldwide Holdings, Inc	2,074,821
87,205	*	Avis Budget Group, Inc	3,605,055
78,992		Costamare, Inc	631,936
19,684	*	Covenant Transportation Group, Inc	297,032
73,485	*	Daseke, Inc	386,531
10,195	*,e	Eagle Bulk Shipping, Inc	199,516
41,363	*	Echo Global Logistics, Inc	1,089,088
44,880		Forward Air Corp	3,217,447
34,315		Genco Shipping & Trading Ltd	271,432
72,314		Hawaiian Holdings, Inc	1,415,185
82,238		Heartland Express, Inc	1,543,607
53,359	*	Hub Group, Inc (Class A)	2,808,284
98,713		Marten Transport Ltd	1,564,601
69,652		Matson, Inc	4,165,190
48,300	*	Mesa Air Group, Inc	315,399
2,640	*	PAM Transportation Services, Inc	136,356
76,137	*	Radiant Logistics, Inc	441,595
73,761	*	Safe Bulkers, Inc	128,344
42,514	*	Saia, Inc	7,514,349
14,961		Scorpio Bulkers, Inc	241,022
30,575	*	SEACOR Holdings, Inc	1,276,200
81,906		Skywest, Inc	3,193,515
160,753	*,e	Spirit Airlines, Inc	4,169,933
11,955		Universal Logistics Holdings Inc	253,446
37,863	*	US Xpress Enterprises, Inc	255,575
98,902		Werner Enterprises, Inc	3,880,914
		TOTAL TRANSPORTATION	53,338,805
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 2.8%
85,227		Allete, Inc	$5,355,665
60,168		American States Water Co	4,648,580
13,672		Artesian Resources Corp	558,911
166,433	*	Atlantic Power Corp	492,642
111,614		Avista Corp	4,183,293
103,206		Black Hills Corp	6,101,539
51,887	e	Brookfield Infrastructure Corp	3,480,580
165,697		Brookfield Renewable Corp	9,270,747
32,021	*,e	Cadiz, Inc	357,354
80,533		California Water Service Group	4,400,323
28,037		Chesapeake Utilities Corp	2,843,793
53,368		Clearway Energy, Inc (Class A)	1,538,600
130,556		Clearway Energy, Inc (Class C)	4,044,625
21,344		Consolidated Water Co, Inc	270,429
25,526		Genie Energy Ltd	188,382
17,733		Global Water Resources, Inc	284,969
59,451		MGE Energy, Inc	3,785,840
27,552		Middlesex Water Co	2,193,139
155,928		New Jersey Resources Corp	5,459,039
48,534		Northwest Natural Holding Co	2,267,023
82,882		NorthWestern Corp	4,514,583
84,548		ONE Gas, Inc	6,182,995
65,423		Ormat Technologies, Inc	7,468,690
65,377		Otter Tail Corp	2,594,813
127,847		PNM Resources, Inc	6,203,136
147,579		Portland General Electric Co	6,241,116
29,806	*	Pure Cycle Corp	318,030
13,938		RGC Resources, Inc	313,744
43,096		SJW Corp	2,851,662
167,066		South Jersey Industries, Inc	3,859,225
91,718		Southwest Gas Holdings Inc	5,499,411
20,201	e	Spark Energy, Inc	221,605
82,123		Spire, Inc	5,025,106
86,195	*	Sunnova Energy International, Inc	3,779,651
23,438		Unitil Corp	955,567
22,273		York Water Co	967,539
		TOTAL UTILITIES	118,722,346

		TOTAL COMMON STOCKS	4,260,429,276
		(Cost $2,806,417,910)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
4,137		Whiting Petroleum Corp (Expires 09/01/24)	5,750
2,068		Whiting Petroleum Corp (Expires 09/01/25)	3,185
		TOTAL ENERGY	8,935

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
495		Pulse Biosciences, Inc (Expires 05/14/25)	0
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	0
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY		VALUE

MEDIA & ENTERTAINMENT - 0.0%
122,474	†	Media General, Inc		$0
		TOTAL MEDIA & ENTERTAINMENT		0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
20,265	†	Chinook Therapeutics, Inc		0
5,149	†	Omthera Pharmaceuticals, Inc		3,089
9,351	†	Tobira Therapeutics, Inc		561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		3,650

		TOTAL RIGHTS / WARRANTS		12,585
		(Cost $561)

			RATE

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.4%
143,525,851	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060%	143,525,851
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		143,525,851

		TOTAL SHORT-TERM INVESTMENTS		143,525,851
		(Cost $143,525,851)
		TOTAL INVESTMENTS - 103.3%		4,403,967,712
		(Cost $2,949,944,322)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%		(140,122,952)
		NET ASSETS - 100.0%		$4,263,844,760

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $219,514,591.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2021, the aggregate value of these securities is $4,081,313 or 0.1% of net assets.
	h	All or a portion of these securities were purchased on a delayed delivery basis.
247

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

ARGENTINA - 0.1%
19,546	*	Globant S.A.	$3,752,832
47,900	e	Telecom Argentina S.A. (ADR) (Class B)	310,392
58,000	*	YPF S.A. (ADR) (Class D)	211,700
		TOTAL ARGENTINA	4,274,924

BRAZIL - 4.5%
91,800		Alpargatas S.A.	651,664
2,422,497		AMBEV S.A.	6,690,048
168,800		Atacadao Distribuicao Comercio e Industria Ltd	587,409
105,275	*	B2W Companhia Global Do Varejo	1,583,916
1,065,982		B3 SA-Brasil Bolsa Balcao	11,650,715
573,724		Banco Bradesco S.A.	2,269,143
2,272,665		Banco Bradesco S.A. (Preference)	10,276,297
118,100		Banco BTG Pactual S.A. - Unit	2,051,651
438,283		Banco do Brasil S.A.	2,712,334
2,484,853		Banco Itau Holding Financeira S.A.	12,870,698
215,674		Banco Santander Brasil S.A.	1,547,568
324,248		BB Seguridade Participacoes S.A.	1,639,196
111,600		Bradespar S.A.	1,275,015
298,505	*	BRF S.A.	1,157,707
169,325		Centrais Eletricas Brasileiras S.A.	887,878
113,992		Centrais Eletricas Brasileiras S.A. (Preference)	598,774
84,357		Cia Brasileira de Distribuicao	1,163,736
471,456		Cia de Concessoes Rodoviarias	1,044,348
160,658		Cia de Saneamento Basico do Estado de Sao Paulo	1,200,075
555,225		Cia Energetica de Minas Gerais	1,390,244
54,700		Cia Paranaense de Energia	652,633
364,430		Cia Siderurgica Nacional S.A.	2,024,833
72,036		Cosan SA Industria e Comercio	988,234
119,600		CPFL Energia S.A.	680,037
93,600		Energisa S.A.	842,527
119,825		Engie Brasil Energia S.A.	940,834
497,900		Equatorial Energia S.A.	2,049,331
528,875		Gerdau S.A. (Preference)	2,247,385
591,500	g	Hapvida Participacoes e Investimentos S.A.	1,856,208
197,082		Hypermarcas S.A.	1,163,099
2,300,832		Investimentos Itau S.A. - PR	4,461,715
572,664		JBS S.A.	2,530,799
361,733		Klabin S.A.	1,857,787
318,206		Localiza Rent A Car	3,715,137
478,688		Lojas Americanas S.A. (Preference)	2,107,613
392,139		Lojas Renner S.A.	2,972,183
1,485,960		Magazine Luiza S.A.	6,862,998
130,107		Multiplan Empreendimentos Imobiliarios S.A.	504,125
467,119	*	Natura & Co Holding S.A.	4,188,482
248

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

269,499		Notre Dame Intermedica Participacoes S.A.	$4,654,687
376,027		Petrobras Distribuidora S.A.	1,598,565
1,989,516		Petroleo Brasileiro S.A.	9,937,762
2,533,168		Petroleo Brasileiro S.A. (Preference)	12,357,030
563,915		Raia Drogasil S.A.	2,568,403
634,227	*	Rumo S.A.	2,353,110
135,623		Sul America S.A.	989,276
391,920	*	Suzano Papel e Celulose S.A.	4,444,683
234,521		Telefonica Brasil S.A.	1,937,411
416,266		TIM S.A.	1,011,869
249,000		Totvus S.A.	1,292,466
390,860		Ultrapar Participacoes S.A.	1,555,896
1,904,359		Vale S.A.	30,611,612
622,900	*	Via Varejo S.A.	1,672,406
439,917		Weg S.A.	6,736,968
		TOTAL BRAZIL	189,616,520

CHILE - 0.5%
22,254,220		Banco de Chile	2,267,497
24,128		Banco de Credito e Inversiones	1,011,339
33,869,125		Banco Santander Chile S.A.	1,714,368
147,292		Cencosud Shopping S.A.	212,957
749,568		Centros Comerciales Sudamericanos S.A.	1,300,447
53,986		Cia Cervecerias Unidas S.A.	442,285
3,490,151		Colbun S.A.	601,791
207,594		Embotelladora Andina S.A.	525,476
634,055		Empresas CMPC S.A.	1,695,565
212,005		Empresas COPEC S.A.	2,225,853
13,069,567		Enersis Chile S.A.	946,970
17,886,687		Enersis S.A.	2,690,026
394,553		SACI Falabella	1,350,325
62,980		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,189,683
		TOTAL CHILE	20,174,582

CHINA - 39.0%
148,600		360 Security Technology, Inc	372,950
651,500	*,g	3SBio, Inc	605,636
14,033	*	51job, Inc (ADR)	924,213
481,500	e	AAC Technologies Holdings, Inc	2,610,942
15,200		Accelink Technologies Co Ltd	60,627
41,900		Addsino Co Ltd	160,501
38,500		AECC Aero-Engine Control Co Ltd	124,766
90,500		AECC Aviation Power Co Ltd	832,740
682,000		Agile Property Holdings Ltd	847,429
15,188,064		Agricultural Bank of China Ltd	5,476,526
1,475,800		Agricultural Bank of China Ltd (Class A)	718,559
109,148		Aier Eye Hospital Group Co Ltd	1,326,648
130,490		Air China Ltd	144,920
962,000		Air China Ltd (H shares)	665,681
66,000		Airtac International Group	2,348,224
214,000	g	AK Medical Holdings Ltd	383,793
972,065	*	Alibaba Group Holding Ltd (ADR)	246,739,259
2,170,284	*	Alibaba Health Information Technology Ltd	6,766,021
234,500	g	A-Living Services Co Ltd	1,018,458
249

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,202,000	*	Aluminum Corp of China Ltd	$971,246
164,400	*	Aluminum Corp of China Ltd (Class A)	81,132
22,700		Angel Yeast Co Ltd	184,372
650,282		Anhui Conch Cement Co Ltd	3,841,752
130,000		Anhui Conch Cement Co Ltd (Class A)	1,011,365
58,400		Anhui Gujing Distillery Co Ltd	875,745
10,500		Anhui Gujing Distillery Co Ltd (Class A)	395,576
17,100		Anhui Kouzi Distillery Co Ltd	168,698
559,651		Anta Sports Products Ltd	9,216,632
35,100		Apeloa Pharmaceutical Co Ltd	121,988
5,800		Asymchem Laboratories Tianjin Co Ltd	262,729
6,800		Autobio Diagnostics Co Ltd	138,924
30,700		Autohome, Inc (ADR)	3,384,061
70,700		AVIC Aircraft Co Ltd	339,722
294,858		Avic Capital Co Ltd	187,055
90,600		AVIC Electromechanical Systems Co Ltd	159,438
23,800		AVIC Jonhon Optronic Technology Co Ltd	255,150
47,400		AVIC Shenyang Aircraft Co Ltd	562,882
1,054,861		AviChina Industry & Technology Co	788,653
14,700		AVICOPTER plc	127,133
142,389	*	Baidu, Inc (ADR)	33,464,263
649,400		Bank of Beijing Co Ltd	474,808
155,305		Bank of Chengdu Co Ltd	249,854
1,165,700		Bank of China Ltd	571,248
42,849,953		Bank of China Ltd (Hong Kong)	14,504,018
1,382,800		Bank of Communications Co Ltd	953,375
4,762,934		Bank of Communications Co Ltd (Hong Kong)	2,575,464
195,500		Bank of Hangzhou Co Ltd	443,888
407,810		Bank of Jiangsu Co Ltd	347,806
422,900		Bank of Nanjing Co Ltd	522,663
150,971		Bank of Ningbo Co Ltd	897,149
385,390		Bank of Shanghai Co Ltd	482,702
566,200		Baoshan Iron & Steel Co Ltd	573,693
30,064	*,e	Baozun, Inc (ADR)	1,232,323
155,900		BBMG Corp	65,515
23,500	*	BeiGene Ltd (ADR)	7,520,000
16,100	*	Beijing BDStar Navigation Co Ltd	112,309
902,830		Beijing Capital International Airport Co Ltd	693,953
132,200		Beijing Dabeinong Technology Group Co Ltd	189,242
16,920		Beijing E-Hualu Information Technology Co Ltd	71,567
67,700		Beijing Enlight Media Co Ltd	136,829
299,000		Beijing Enterprises Holdings Ltd	977,376
2,887,583		Beijing Enterprises Water Group Ltd	1,172,602
38,900		Beijing Kunlun Tech Co Ltd	143,801
49,500		Beijing New Building Materials plc	390,482
57,450		Beijing Oriental Yuhong Waterproof Technology Co Ltd	429,569
202,800		Beijing Originwater Technology Co Ltd	226,352
20,300		Beijing Shiji Information Technology Co Ltd	104,688
21,000		Beijing Shunxin Agriculture Co Ltd	214,210
35,100		Beijing Sinnet Technology Co Ltd	88,827
18,500		Beijing Thunisoft Corp Ltd	55,972
37,320		Beijing Tiantan Biological Products Corp Ltd	221,961
93,500		Beijing Yanjing Brewery Co Ltd	94,815
368,300		Beijing-Shanghai High Speed Railway Co Ltd	306,828
250

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

11,900		Betta Pharmaceuticals Co Ltd	$236,694
16,700		BGI Genomics Co Ltd	358,304
64,800	*	Bilibili, Inc (ADR)	7,380,072
954,600		BOE Technology Group Co Ltd	908,702
1,668,000		Bosideng International Holdings Ltd	737,535
1,671,945		Brilliance China Automotive Holdings Ltd	1,307,159
57,100		BYD Co Ltd	2,162,556
328,500	e	BYD Co Ltd (H shares)	9,921,885
417,500	e	BYD Electronic International Co Ltd	2,875,387
51,300		By-health Co Ltd	175,925
39,900		C&S Paper Co Ltd	144,457
150,500		Caitong Securities Co Ltd	254,095
48,800	*,e,g	CanSino Biologics, Inc	1,587,667
6,068,200	g	CGN Power Co Ltd	1,305,228
15,300		Chacha Food Co Ltd	147,171
13,400		Changchun High & New Technology Industry Group, Inc	941,041
183,100		Changjiang Securities Co Ltd	218,429
816,600		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	1,115,911
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	168,496
69,900		Chaozhou Three-Circle Group Co Ltd	420,787
18,500		Chengdu Kanghong Pharmaceutical Group Co Ltd	116,212
55,800	*	Chifeng Jilong Gold Mining Co Ltd	139,860
658,000		China Aoyuan Group Ltd	578,894
17,100		China Avionics Systems Co Ltd	48,361
1,242,500	*,g	China Bohai Bank Co Ltd	671,470
4,246,000		China Cinda Asset Management Co Ltd	802,670
4,869,530		China Citic Bank	2,157,106
843,000		China Conch Venture Holdings Ltd	4,008,249
346,200		China Construction Bank Corp	361,654
50,247,641		China Construction Bank Corp (Hong Kong)	38,058,493
1,970,000	*	China COSCO Holdings Co Ltd	1,993,980
289,000	g	China East Education Holdings Ltd	650,776
270,700		China Eastern Airlines Corp Ltd	191,617
351,000		China Education Group Holdings Ltd	736,462
1,128,800		China Everbright Bank Co Ltd	706,305
1,437,000		China Everbright Bank Co Ltd (Hong Kong)	590,258
2,000,888		China Everbright International Ltd	1,123,062
296,000		China Everbright Ltd	380,318
981,000	e	China Evergrande Group	1,881,481
620,000	g	China Feihe Ltd	1,848,695
72,100		China Film Co Ltd	137,855
39,946	†	China Fortune Land Development Co Ltd	58,380
2,632,745		China Galaxy Securities Co Ltd	1,574,502
135,300		China Galaxy Securities Co Ltd (Class A)	223,907
1,367,268		China Gas Holdings Ltd	4,812,059
171,800		China Gezhouba Group Co Ltd	172,024
70,700		China Great Wall Securities Co Ltd	128,034
74,800		China Greatwall Technology Group Co Ltd	199,648
1,451,500		China Hongqiao Group Ltd	1,281,497
5,955,000	g	China Huarong Asset Management Co Ltd	688,861
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,876
873,824		China Insurance International Holdings Co Ltd	1,542,690
1,121,006	*,g	China International Capital Corp Ltd	2,922,681
251

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

60,600		China International Travel Service Corp Ltd	$2,745,300
112,900		China Jushi Co Ltd	392,103
560,000		China Lesso Group Holdings Ltd	929,022
3,919,880		China Life Insurance Co Ltd	8,324,909
84,000		China Life Insurance Co Ltd (Class A)	467,866
160,800	*,e,g	China Literature Ltd	1,525,912
1,732,341		China Longyuan Power Group Corp	2,535,852
712,000		China Medical System Holdings Ltd	1,020,115
290,000		China Meidong Auto Holdings Ltd	975,259
1,447,000		China Mengniu Dairy Co Ltd	8,605,238
2,061,368		China Merchants Bank Co Ltd	15,785,686
674,495		China Merchants Bank Co Ltd (Class A)	5,316,918
350,700		China Merchants Energy Shipping Co Ltd	262,232
804,894		China Merchants Holdings International Co Ltd	1,120,451
31,400		China Merchants Property Operation & Service Co Ltd	93,970
176,020		China Merchants Securities Co Ltd	701,723
214,900		China Merchants Shekou Industrial Zone Holdings Co Ltd	391,928
1,063,900		China Minsheng Banking Corp Ltd	840,376
3,208,602		China Minsheng Banking Corp Ltd (Hong Kong)	1,834,590
2,469,000		China Molybdenum Co Ltd	1,552,170
489,300		China Molybdenum Co Ltd (Class A)	456,770
10,400		China National Accord Medicines Corp Ltd	61,635
2,191,913		China National Building Material Co Ltd	2,612,352
18,000		China National Medicines Corp Ltd	110,164
22,800		China National Software & Service Co Ltd	219,933
144,400	*	China Northern Rare Earth Group High-Tech Co Ltd	396,322
1,110,773		China Oilfield Services Ltd	1,222,924
1,977,294		China Overseas Land & Investment Ltd	4,491,565
218,200		China Pacific Insurance Group Co Ltd	1,166,915
1,504,000		China Pacific Insurance Group Co Ltd (Hong Kong)	6,194,623
2,274,000		China Power International Development Ltd	509,533
556,900		China Railway Group Ltd	455,036
776,677		China Resources Beer Holdings Company Ltd	6,847,816
486,000		China Resources Gas Group Ltd	2,420,821
1,665,555		China Resources Land Ltd	6,590,842
826,500	g	China Resources Pharmaceutical Group Ltd	434,023
1,093,372		China Resources Power Holdings Co	1,153,625
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	75,544
257,900		China Shenhua Energy Co Ltd	692,909
1,912,500		China Shenhua Energy Co Ltd (Hong Kong)	3,532,738
46,600		China South Publishing & Media Group Co Ltd	67,676
802,000	*,e	China Southern Airlines Co Ltd	446,562
242,700	*	China Southern Airlines Co Ltd (Class A)	218,164
23,716,778	g	China Tower Corp Ltd	3,414,736
31,700		China TransInfo Technology Co Ltd	86,921
897,600		China Vanke Co Ltd	3,211,481
296,400		China Vanke Co Ltd (Class A)	1,270,723
739,000		China Yangtze Power Co Ltd	2,246,930
614,000	g	China Yuhua Education Corp Ltd	537,139
348,900		China Zheshang Bank Co Ltd	212,574
13,100		Chongqing Brewery Co Ltd	271,781
176,300	*	Chongqing Changan Automobile Co Ltd	468,516
26,500		Chongqing Fuling Zhacai Group Co Ltd	183,435
1,342,000		Chongqing Rural Commercial Bank	577,117
252

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

196,700		Chongqing Rural Commercial Bank Co Ltd	$126,163
52,900		Chongqing Zhifei Biological Products Co Ltd	1,289,849
1,642,939		CIFI Holdings Group Co Ltd	1,346,717
3,099,738		Citic Pacific Ltd	2,413,059
1,439,500		CITIC Securities Co Ltd	3,151,557
343,000		CITIC Securities Co Ltd (Class A)	1,499,180
72,300		Contemporary Amperex Technology Co Ltd	3,912,856
958,196		COSCO Pacific Ltd	679,743
142,500		COSCO SHIPPING Energy Transportation Co Ltd	139,614
298,700	*	COSCO SHIPPING Holdings Co Ltd	571,915
4,147,416		Country Garden Holdings Co Ltd	4,981,653
762,000		Country Garden Services Holdings Co Ltd	6,193,257
94,100		CSC Financial Co Ltd	580,817
4,751,489		CSPC Pharmaceutical Group Ltd	4,830,353
30,910		Da An Gene Co Ltd	169,843
498,500	g	Dali Foods Group Co Ltd	300,240
467,600		Daqin Railway Co Ltd	460,420
20,000		DaShenLin Pharmaceutical Group Co Ltd	306,349
66,900		DHC Software Co Ltd	76,589
8,900		Dong-E-E-Jiao Co Ltd	44,941
90,400		Dongfang Electric Corp Ltd	173,974
1,609,917		Dongfeng Motor Group Co Ltd	1,585,832
84,000		Dongxing Securities Co Ltd	144,838
50,100	*	DouYu International Holdings Ltd (ADR)	657,813
76,100		East Group Co Ltd	78,398
315,520		East Money Information Co Ltd	1,711,973
415,200		ENN Energy Holdings Ltd	6,403,389
70,661		Eve Energy Co Ltd	1,159,239
123,000		Everbright Securities Co Ltd	311,730
142,860	*	Fangda Carbon New Material Co Ltd	166,706
1,007,000		Far East Horizon Ltd	1,038,253
93,400	*	FAW Jiefang Group Co Ltd	156,948
36,800		Fiberhome Telecommunication Technologies Co Ltd	113,687
116,500		Financial Street Holdings Co Ltd	108,752
178,400		First Capital Securities Co Ltd	221,866
552,340		Focus Media Information Technology Co Ltd	925,676
90,150		Foshan Haitian Flavouring & Food Co Ltd	2,742,238
1,370,952		Fosun International	2,081,037
234,600	*	Founder Securities Co Ltd	351,340
228,600		Foxconn Industrial Internet Co Ltd	503,598
2,718,000		Franshion Properties China Ltd	1,063,823
6,700		Fu Jian Anjoy Foods Co Ltd	255,937
26,100		Fujian Sunner Development Co Ltd	115,417
62,700		Future Land Holdings Co Ltd	408,883
37,300		Fuyao Glass Industry Group Co Ltd	339,524
271,698	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	1,886,413
1,500		G-bits Network Technology Xiamen Co Ltd	79,550
134,700	*	GCL System Integration Technology Co Ltd	84,229
45,958	*	GDS Holdings Ltd (ADR)	4,759,410
3,178,828		Geely Automobile Holdings Ltd	11,522,580
268,600		GEM Co Ltd	331,041
127,600		Gemdale Corp	213,193
544,000	*	Genscript Biotech Corp	691,844
956,000		GF Securities Co Ltd	1,393,101
253

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

132,000		GF Securities Co Ltd (Class A)	$323,176
35,800		Giant Network Group Co Ltd	95,529
11,620		Gigadevice Semiconductor Beijing, Inc	325,505
136,500		GoerTek, Inc	696,090
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	900,107
65,500		Great Wall Motor Co Ltd	423,906
1,773,766		Great Wall Motor Co Ltd	5,530,058
207,300		Greenland Holdings Corp Ltd	172,279
452,500	e	Greentown China Holdings Ltd	591,110
757,305		Greentown Service Group Co Ltd	851,691
51,700		GRG Banking Equipment Co Ltd	71,827
41,000	*,e	GSX Techedu, Inc (ADR)	4,305,410
37,500		Guangdong Haid Group Co Ltd	381,251
70,300	*	Guangdong HEC Technology Holding Co Ltd	50,399
20,100		Guangdong Hongda Blasting Co Ltd	95,569
1,610,000		Guangdong Investments Ltd	2,819,859
9,200		Guangdong Kinlong Hardware Products Co Ltd	245,020
216,700		Guangdong LY Intelligent Manufacturing Co Ltd	343,640
18,800		Guangdong Xinbao Electrical Appliances Holdings Co Ltd	143,183
397,700	*	Guanghui Energy Co Ltd	149,878
1,528,851		Guangzhou Automobile Group Co Ltd (Hong Kong)	1,387,643
60,400		Guangzhou Baiyun International Airport Co Ltd	128,432
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	180,410
41,100		Guangzhou Haige Communications Group, Inc Co	58,901
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	280,098
925,600		Guangzhou R&F Properties Co Ltd	1,138,474
20,272		Guangzhou Shiyuan Electronic Technology Co Ltd	427,168
29,000		Guangzhou Tinci Materials Technology Co Ltd	425,416
9,200		Guangzhou Wondfo Biotech Co Ltd	123,668
55,000		Guangzhou Yuexiu Financial Holdings Group Co Ltd	122,581
53,200	*	Guolian Securities Co Ltd	134,383
134,800		Guosen Securities Co Ltd	265,255
221,800		Guotai Junan Securities Co Ltd	560,621
52,200	*	Guoxuan High-Tech Co Ltd	294,502
131,430		Guoyuan Securities Co Ltd	163,610
418,000	g	Haidilao International Holding Ltd	3,509,617
1,091,200	*,e	Haier Smart Home Co Ltd	4,517,785
388,000		Haitian International Holdings Ltd	1,398,892
1,842,800		Haitong Securities Co Ltd	1,636,130
231,500		Haitong Securities Co Ltd (Class A)	437,820
18,200		Hangzhou First Applied Material Co Ltd	279,436
19,700		Hangzhou Robam Appliances Co Ltd	117,038
34,500		Hangzhou Silan Microelectronics Co Ltd	119,398
16,000		Hangzhou Tigermed Consulting Co Ltd	413,568
65,500	*,g	Hangzhou Tigermed Consulting Co Ltd (Hong Kong)	1,440,269
626,000	*,g	Hansoh Pharmaceutical Group Co Ltd	3,409,501
241,000	e	Hebei Construction Group Corp Ltd	100,711
13,500		Hefei Meiya Optoelectronic Technology, Inc	93,635
47,000		Heilongjiang Agriculture Co Ltd	118,753
81,400		Henan Shuanghui Investment & Development Co Ltd	590,772
353,000		Hengan International Group Co Ltd	2,524,662
213,720		Hengli Petrochemical Co Ltd	1,272,625
82,980		Hengtong Optic-electric Co Ltd	157,524
110,260		Hengyi Petrochemical Co Ltd	221,186
254

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

88,900	*	Hesteel Co Ltd	$28,279
20,000		Hithink RoyalFlush Information Network Co Ltd	365,618
18,900		Hongfa Technology Co Ltd	161,235
342,000		Hopson Development Holdings Ltd	872,791
313,051	*,e,g	Hua Hong Semiconductor Ltd	1,874,775
197,010		Huaan Securities Co Ltd	204,405
408,000		Huadian Power International Corp Ltd (Class A)	202,996
45,800		Huadong Medicine Co Ltd	186,376
28,600		Huagong Tech Co Ltd	100,461
57,720		Hualan Biological Engineering, Inc	409,892
241,400		Huaneng Power International, Inc	155,527
1,843,110		Huaneng Power International, Inc (Hong Kong)	651,953
836,600	g	Huatai Securities Co Ltd	1,329,554
216,000		Huatai Securities Co Ltd (Class A)	579,632
135,500		Huaxi Securities Co Ltd	211,450
373,900		Huaxia Bank Co Ltd	352,425
35,900		Huaxin Cement Co Ltd	108,567
81,273		Huayu Automotive Systems Co Ltd	373,645
82,966	*	Huazhu Group Ltd (ADR)	4,023,851
88,900		Hubei Biocause Pharmaceutical Co Ltd	54,495
29,200		Hubei Jumpcan Pharmaceutical Co Ltd	83,747
40,800		Humanwell Healthcare Group Co Ltd	171,914
105,800		Hunan Valin Steel Co Ltd	82,393
36,647		Hundsun Technologies, Inc	548,798
30,400	*	Hutchison China MediTech Ltd (ADR)	970,064
35,000	*,e	HUYA, Inc (ADR)	906,150
58,900		Iflytek Co Ltd	424,178
1,842,500		Industrial & Commercial Bank of China Ltd	1,449,766
31,901,777		Industrial & Commercial Bank of China Ltd (Hong Kong)	20,349,180
699,000		Industrial Bank Co Ltd	2,493,637
289,600		Industrial Securities Co Ltd	368,466
12,000	*	Ingenic Semiconductor Co Ltd	125,760
1,216,700	*	Inner Mongolia BaoTou Steel Union Co Ltd	215,990
37,600		Inner Mongolia First Machinery Group Co Ltd	61,976
343,300		Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	311,486
211,600		Inner Mongolia Yili Industrial Group Co Ltd	1,443,954
517,000	*,g	Innovent Biologics, Inc	5,876,859
13,600		Intco Medical Technology Co Ltd	492,949
145,067	*,e	IQIYI, Inc (ADR)	3,169,714
32,200	*	JA Solar Technology Co Ltd	176,702
18,240		Jafron Biomedical Co Ltd	221,774
18,200		Jason Furniture Hangzhou Co Ltd	206,601
113,750	*,g	JD Health International, Inc	2,238,835
449,824	*	JD.com, Inc (ADR)	39,894,891
73,300		Jiangsu Changshu Rural Commercial Bank Co Ltd	78,594
810,000		Jiangsu Express	939,321
29,156		Jiangsu Hengli Hydraulic Co Ltd	527,153
168,212		Jiangsu Hengrui Medicine Co Ltd	2,691,840
33,000		Jiangsu King’s Luck Brewery JSC Ltd	284,237
73,692		Jiangsu Shagang Co Ltd	110,818
47,300		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	1,489,211
8,500		Jiangsu Yangnong Chemical Co Ltd	188,523
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	111,726
207,800		Jiangsu Zhongnan Construction Group Co Ltd	248,084
255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

98,900		Jiangsu Zhongtian Technology Co Ltd	$160,044
695,000		Jiangxi Copper Co Ltd	1,141,770
100,300		Jiangxi Copper Co Ltd (Class A)	291,041
41,600		Jiangxi Ganfeng Lithium Co Ltd	766,077
106,100		Jiangxi Zhengbang Technology Co Ltd	283,852
36,500		Jilin Aodong Pharmaceutical Group Co Ltd	86,850
208,500		Jinke Properties Group Co Ltd	223,666
702,000	e,g	Jinxin Fertility Group Ltd	1,410,246
39,800		Jinyu Bio-Technology Co Ltd	139,903
10,100		JiuGui Liquor Co Ltd	275,913
49,000		Joincare Pharmaceutical Group Industry Co Ltd	92,763
64,500	*	Jointown Pharmaceutical Group Co Ltd	188,405
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	223,004
22,400		Joyoung Co Ltd	97,499
31,304		JOYY, Inc (ADR)	2,881,220
13,800		Juewei Food Co Ltd	192,285
1,408,000		Kaisa Group Holdings Ltd	648,379
48,700	*	KE Holdings, Inc (ADR)	2,878,170
392,881		Kingboard Chemical Holdings Ltd	1,601,004
1,394,000		Kingdee International Software Group Co Ltd	5,584,044
82,300		Kingfa Sci & Tech Co Ltd	356,124
28,700	*	Kingsoft Cloud Holdings Ltd (ADR)	1,442,749
533,000	e	Kingsoft Corp Ltd	4,108,673
126,000	*,e,g	Koolearn Technology Holding Ltd	443,291
98,000	*	Kuang-Chi Technologies Co Ltd	346,484
39,800		Kweichow Moutai Co Ltd	13,007,132
644,929		KWG Property Holding Ltd	854,499
25,600		Lakala Payment Co Ltd	113,229
9,940		Laobaixing Pharmacy Chain JSC	110,958
693,000		Lee & Man Paper Manufacturing Ltd	607,662
3,805,856		Lenovo Group Ltd	4,429,798
219,700		Lens Technology Co Ltd	1,128,381
237,100		Leo Group Co Ltd	115,189
50,700		Lepu Medical Technology Beijing Co Ltd	210,679
229,700		Leyard Optoelectronic Co Ltd	223,338
1,103,500		Li Ning Co Ltd	6,874,589
28,800		Liaoning Cheng Da Co Ltd	99,826
22,100		Livzon Pharmaceutical Group, Inc	121,234
672,000		Logan Property Holdings Co Ltd	1,003,020
60,600		Lomon Billions Group Co Ltd	371,928
925,000	g	Longfor Properties Co Ltd	5,209,109
122,900		LONGi Green Energy Technology Co Ltd	2,033,913
36,900		Luenmei Quantum Co Ltd	55,211
89,441	*	Lufax Holding Ltd	1,425,690
215,253		Luxshare Precision Industry Co Ltd	1,755,282
1,017,000	e,g	Luye Pharma Group Ltd	508,946
41,000		Luzhou Laojiao Co Ltd	1,630,990
15,800		Maccura Biotechnology Co Ltd	110,600
66,770		Mango Excellent Media Co Ltd	835,112
8,000		Maxscend Microelectronics Co Ltd	779,683
93,728	*	Meinian Onehealth Healthcare Holdings Co Ltd	205,549
1,846,700	*	Meituan Dianping (Class B)	85,150,185
525,300		Metallurgical Corp of China Ltd	228,630
420,000		Microport Scientific Corp	2,920,709
256

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

390,000		Minth Group Ltd	$1,780,146
71,164		Momo, Inc (ADR)	1,087,386
117,846		Muyuan Foodstuff Co Ltd	1,617,478
56,700		NanJi E-Commerce Co Ltd	85,603
15,600		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	77,066
103,900		Nanjing Securities Co Ltd	169,799
34,500	*	Nanyang Topsec Technologies Group, Inc	110,666
131,900		NARI Technology Co Ltd	598,714
20,300		NAURA Technology Group Co Ltd	625,835
124,400		NavInfo Co Ltd	287,709
216,005		Netease.com (ADR)	24,838,415
64,400		New China Life Insurance Co Ltd	479,954
454,200		New China Life insurance Co Ltd (Hong Kong)	1,688,480
139,500		New Hope Liuhe Co Ltd	455,110
79,555	*	New Oriental Education & Technology Group (ADR)	13,325,462
23,700		Ninestar Corp	98,343
30,200		Ningbo Joyson Electronic Corp	123,785
31,900		Ningbo Tuopu Group Co Ltd	213,048
663,234	*	NIO, Inc (ADR)	37,804,338
17,852	*	Noah Holdings Ltd (ADR)	849,755
76,100		Northeast Securities Co Ltd	104,041
365,700		Oceanwide Holdings Co Ltd	165,431
48,900		Offcn Education Technology Co Ltd	299,167
207,326		Offshore Oil Engineering Co Ltd	135,218
132,800		O-film Tech Co Ltd	210,252
7,840		Oppein Home Group, Inc	181,079
144,900		Orient Securities Co Ltd	226,980
10,500		Ovctek China, Inc	178,675
194,200	*	Pacific Securities Co Ltd	97,938
193,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	58,250
4,132,220		People’s Insurance Co Group of China Ltd	1,270,107
167,600		People’s Insurance Co Group of China Ltd (Class A)	156,120
45,750		Perfect World Co Ltd	192,568
66,700	g	Pharmaron Beijing Co Ltd	1,277,916
3,686,306		PICC Property & Casualty Co Ltd	2,677,762
197,914	*	Pinduoduo, Inc (ADR)	32,796,329
590,800		Ping An Bank Co Ltd	2,106,578
270,600	*,e,g	Ping An Healthcare and Technology Co Ltd	3,348,030
3,113,026		Ping An Insurance Group Co of China Ltd	36,664,533
328,900		Ping An Insurance Group Co of China Ltd (Class A)	4,014,112
62,000	e	Poly Property Development Co Ltd	465,123
326,100		Poly Real Estate Group Co Ltd	694,631
5,344,000	g	Postal Savings Bank of China Co Ltd	3,812,688
153,100		Postal Savings Bank of China Co Ltd	129,635
483,600		Power Construction Corp of China Ltd	282,155
5,200		Proya Cosmetics Co Ltd	149,258
18,400		Qianhe Condiment and Food Co Ltd	130,712
200,100		Qingdao Haier Co Ltd	982,356
173,600		Qingdao Rural Commercial Bank Corp	121,529
162,500		RiseSun Real Estate Development Co Ltd	157,532
122,600		Rongsheng Petro Chemical Co Ltd	647,047
297,100		SAIC Motor Corp Ltd	1,005,091
176,700		Sanan Optoelectronics Co Ltd	804,617
8,600		Sangfor Technologies, Inc	394,894
257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

224,700		Sany Heavy Industry Co Ltd	$1,400,759
105,800		SDIC Capital Co Ltd	209,401
221,300		SDIC Power Holdings Co Ltd	297,166
368,160		Sealand Securities Co Ltd	293,485
978,000		Seazen Group Ltd	895,616
118,700		SF Holding Co Ltd	1,812,527
4,700		SG Micro Corp	219,695
266,700		Shaanxi Coal Industry Co Ltd	417,324
73,690		Shandong Buchang Pharmaceuticals Co Ltd	252,678
311,750	g	Shandong Gold Mining Co Ltd	651,862
114,345		Shandong Gold Mining Co Ltd	389,671
43,000		Shandong Hualu Hengsheng Chemical Co Ltd	258,917
44,800		Shandong Linglong Tyre Co Ltd	296,759
399,700		Shandong Nanshan Aluminum Co Ltd	205,395
18,600		Shandong Pharmaceutical Glass Co Ltd	108,466
20,000		Shandong Sinocera Functional Material Co Ltd	148,031
62,300		Shandong Sun Paper Industry JSC Ltd	152,008
1,319,390		Shandong Weigao Group Medical Polymer Co Ltd	2,464,049
15,500		Shanghai Bairun Investment Holding Group Co Ltd	285,223
20,000		Shanghai Baosight Software Co Ltd	205,560
198,400		Shanghai Construction Group Co Ltd	88,895
168,400	*	Shanghai Electric Group Co Ltd	139,580
83,700		Shanghai Electric Power Co Ltd	87,819
63,300		Shanghai Fosun Pharmaceutical Group Co Ltd	442,956
275,985		Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,239,800
31,900		Shanghai International Airport Co Ltd	389,116
295,600		Shanghai International Port Group Co Ltd	201,567
16,700		Shanghai Jahwa United Co Ltd	102,171
20,800		Shanghai Jinjiang International Hotels Development Co Ltd	166,711
32,100		Shanghai Lingang Holdings Corp Ltd	94,104
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	475,234
20,600		Shanghai M&G Stationery, Inc	299,507
88,000		Shanghai Oriental Pearl Group Co Ltd	118,504
60,400		Shanghai Pharmaceuticals Holding Co Ltd	168,490
502,741		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	868,984
1,012,500		Shanghai Pudong Development Bank Co Ltd	1,557,867
13,800		Shanghai Putailai New Energy Technology Co Ltd	211,111
186,000		Shanghai RAAS Blood Products Co Ltd	207,741
73,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	118,108
48,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	129,899
204,600		Shanxi Lu’an Environmental Energy Development Co Ltd	172,434
123,100	*	Shanxi Meijin Energy Co Ltd	134,628
173,160		Shanxi Securities Co Ltd	208,283
136,300		Shanxi Taigang Stainless Steel Co Ltd	74,899
22,500		Shanxi Xinghuacun Fen Wine Factory Co Ltd	1,300,457
144,170		Shanxi Xishan Coal & Electricity Power Co Ltd	107,260
294,700		Shenergy Co Ltd	232,807
55,200		Shengyi Technology Co Ltd	216,790
11,760		Shennan Circuits Co Ltd	194,162
585,400		Shenwan Hongyuan Group Co Ltd	423,012
68,300		Shenzhen Airport Co Ltd	82,552
12,600		Shenzhen Capchem Technology Co Ltd	160,939
31,800		Shenzhen Energy Group Co Ltd	30,698
5,300		Shenzhen Goodix Technology Co Ltd	113,872
258

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

30,900		Shenzhen Hepalink Pharmaceutical Group Co Ltd	$88,707
43,300		Shenzhen Inovance Technology Co Ltd	636,050
555,238		Shenzhen International Holdings Ltd	914,658
1,772,470		Shenzhen Investment Ltd	585,434
45,700		Shenzhen Kaifa Technology Co Ltd	145,513
23,700		Shenzhen Kangtai Biological Products Co Ltd	541,022
33,200		Shenzhen Mindray Bio-Medical Electronics Co Ltd	2,296,590
126,600	*	Shenzhen MTC Co Ltd	130,193
202,600		Shenzhen Overseas Chinese Town Co Ltd	205,920
50,500		Shenzhen Salubris Pharmaceuticals Co Ltd	272,758
15,400		Shenzhen SC New Energy Technology Corp	316,062
23,100		Shenzhen Sunway Communication Co Ltd	114,111
440,800		Shenzhou International Group Holdings Ltd	8,596,262
42,700		Shijiazhuang Yiling Pharmaceutical Co Ltd	161,658
651,000		Shimao Property Holdings Ltd	1,882,265
146,900	*	Siasun Robot & Automation Co Ltd	269,534
177,200		Sichuan Chuantou Energy Co Ltd	300,065
44,300		Sichuan Kelun Pharmaceutical Co Ltd	130,307
12,900		Sichuan Swellfun Co Ltd	179,103
37,000		Silergy Corp	3,450,165
31,735	*	Sina Corp	1,327,158
82,200		Sinolink Securities Co Ltd	180,156
52,100		Sinoma Science & Technology Co Ltd	202,776
228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	121,219
774,000		Sinopharm Group Co	1,896,804
308,700		Sinotrans Ltd (Class A)	182,940
368,745		Sinotruk Hong Kong Ltd	1,148,882
6,900		Skshu Paint Co Ltd	158,061
245,000	*,g	Smoore International Holdings Ltd	2,413,091
105,560		Songcheng Performance Development Co Ltd	267,483
201,120		SooChow Securities Co Ltd	271,324
131,200		Southwest Securities Co Ltd	99,970
40,939		Spring Airlines Co Ltd	372,633
50,800		STO Express Co Ltd	71,334
1,347,031		Sunac China Holdings Ltd	5,004,716
71,000		Sungrow Power Supply Co Ltd	1,146,468
245,100		Suning.com Co Ltd	250,256
425,817		Sunny Optical Technology Group Co Ltd	11,124,014
38,400		Sunwoda Electronic Co Ltd	160,096
33,000		Suofeiya Home Collection Co Ltd	161,719
128,000		Suzhou Dongshan Precision Manufacturing Co Ltd	429,712
84,500		Suzhou Gold Mantis Construction Decoration Co Ltd	103,708
200,132	*	TAL Education Group (ADR)	15,386,148
36,800		Tangshan Jidong Cement Co Ltd	77,037
191,900		TBEA Co Ltd	377,000
396,500		TCL Corp	524,144
2,957,904		Tencent Holdings Ltd	263,558,930
194,600	*	Tencent Music Entertainment (ADR)	5,176,360
12,000		Thunder Software Technology Co Ltd	272,079
8,500		Tianfeng Securities Co Ltd	6,943
23,300		Tianjin 712 Communication & Broadcasting Co Ltd	148,946
100,400		Tianjin Chase Sun Pharmaceutical Co Ltd	63,108
101,300		Tianjin Zhonghuan Semiconductor Co Ltd	424,974
72,100		Tianma Microelectronics Co Ltd	178,344
259

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

86,500		Tianshui Huatian Technology Co Ltd	$188,988
1,058,000		Tingyi Cayman Islands Holding Corp	2,102,290
13,900		Toly Bread Co Ltd	119,794
453,600	*	Tongcheng-Elong Holdings Ltd	808,477
36,000	*	TongFu Microelectronics Co Ltd	152,028
92,900		Tonghua Dongbao Pharmaceutical Co Ltd	160,292
55,100		Tongkun Group Co Ltd	197,159
199,000		Tongling Nonferrous Metals Group Co Ltd	70,294
143,392		Tongwei Co Ltd	1,014,457
8,400	*	Topchoice Medical Corp	394,425
624,000	g	Topsports International Holdings Ltd	1,011,169
92,900		Transfar Zhilian Co Ltd	86,324
469,661		Travelsky Technology Ltd	1,046,460
253,796	*	Trip.com Group Ltd (ADR)	8,078,327
226,000		Tsingtao Brewery Co Ltd	2,179,475
21,500		Tsingtao Brewery Co Ltd (Class A)	294,885
30,300		Unigroup Guoxin Microelectronics Co Ltd	563,931
787,000		Uni-President China Holdings Ltd	951,367
75,880		Unisplendour Corp Ltd	240,837
28,200		Universal Scientific Industrial Shanghai Co Ltd	71,939
19,000		Venustech Group, Inc	97,044
234,724	*	Vipshop Holdings Ltd (ADR)	6,436,132
28,200	*	Visionox Technology, Inc	41,388
51,400		Walvax Biotechnology Co Ltd	314,133
24,000		Wangfujing Group Co Ltd	118,385
88,500		Wangsu Science & Technology Co Ltd	81,904
89,400		Wanhua Chemical Group Co Ltd	1,540,975
2,630,252		Want Want China Holdings Ltd	1,888,809
29,372	*,e	Weibo Corp (ADR)	1,338,776
1,054,800		Weichai Power Co Ltd	3,110,965
126,900		Weichai Power Co Ltd (Class A)	413,936
10,200		Weifu High-Technology Group Co Ltd	36,036
12,600		Weihai Guangwei Composites Co Ltd	172,663
185,160		Wens Foodstuffs Group Co Ltd	485,232
140,000		Western Securities Co Ltd	213,663
26,400		Will Semiconductor Ltd	1,175,962
38,000		Wingtech Technology Co Ltd	616,554
77,860		Winning Health Technology Group Co Ltd	182,627
1,194,000		Winteam Pharmaceutical Group Ltd	651,935
78,400		Wuchan Zhongda Group Co Ltd	51,670
49,360		Wuhan Guide Infrared Co Ltd	324,907
55,400		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	276,413
80,400		Wuhu Token Science Co Ltd	93,265
122,800		Wuliangye Yibin Co Ltd	5,515,977
43,900		WUS Printed Circuit Kunshan Co Ltd	115,985
70,420		WuXi AppTec Co Ltd	1,807,031
144,815	g	WuXi AppTec Co Ltd (Hong Kong)	3,444,769
1,621,301	*,g	Wuxi Biologics Cayman, Inc	22,701,328
26,600		Wuxi Lead Intelligent Equipment Co Ltd	366,555
68,900		Wuxi Taiji Industry Co Ltd	86,479
143,900		XCMG Construction Machinery Co Ltd	119,060
107,700		Xiamen C & D, Inc	128,569
14,000		Xiamen Intretech, Inc	149,124
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

47,100		Xiamen Tungsten Co Ltd	$128,467
217,900		Xinhu Zhongbao Co Ltd	101,369
105,500		Xinjiang Goldwind Science & Technology Co Ltd	235,726
570,000	e	Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	1,187,365
2,269,780		Xinyi Solar Holdings Ltd	4,966,279
87,115	*	XPeng, Inc (ADR)	4,197,201
634,000	g	Yadea Group Holdings Ltd	1,648,767
273,900		Yango Group Co Ltd	256,158
15,000		Yantai Eddie Precision Machinery Co Ltd	176,206
61,500		Yantai Jereh Oilfield Services Group Co Ltd	407,315
1,654,464		Yanzhou Coal Mining Co Ltd	1,278,839
148,900		Yanzhou Coal Mining Co Ltd (Class A)	199,783
13,800		Yealink Network Technology Corp Ltd	170,535
44,200		Yifan Pharmaceutical Co Ltd	124,531
13,160		Yifeng Pharmacy Chain Co Ltd	206,336
248,000		Yihai International Holding Ltd	4,074,006
71,120		Yintai Gold Co Ltd	87,085
383,600		Yonghui Superstores Co Ltd	404,257
80,899		Yonyou Network Technology Co Ltd	537,822
105,800		YTO Express Group Co Ltd	186,441
38,100	*	Yuan Longping High-tech Agriculture Co Ltd	105,900
3,236,000		Yuexiul Property Co Ltd	632,118
208,173		Yum China Holdings, Inc	11,805,491
60,710		Yunda Holding Co Ltd	158,774
37,900		Yunnan Baiyao Group Co Ltd	777,966
16,100		Yunnan Energy New Material Co Ltd	327,027
35,700	*	Zai Lab Ltd (ADR)	5,714,499
14,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	653,600
630,500		Zhaojin Mining Industry Co Ltd	678,387
164,400	*	Zhejiang Century Huatong Group Co Ltd	157,589
56,916		Zhejiang Chint Electrics Co Ltd	325,020
78,200		Zhejiang Dahua Technology Co Ltd	293,960
10,220		Zhejiang Dingli Machinery Co Ltd	183,222
918,414		Zhejiang Expressway Co Ltd	742,727
42,130		Zhejiang Huahai Pharmaceutical Co Ltd	159,312
37,176	*	Zhejiang Huayou Cobalt Co Ltd	566,864
38,400		Zhejiang Jingsheng Mechanical & Electrical Co Ltd	237,186
225,600		Zhejiang Juhua Co Ltd	307,084
149,600		Zhejiang Longsheng Group Co Ltd	316,162
60,600		Zhejiang NHU Co Ltd	347,320
99,970		Zhejiang Sanhua Intelligent Controls Co Ltd	353,795
73,800		Zhejiang Semir Garment Co Ltd	98,057
12,900		Zhejiang Supor Co Ltd	158,732
39,500		Zhejiang Weixing New Building Materials Co Ltd	129,638
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	189,696
91,800		Zhengzhou Yutong Bus Co Ltd	197,389
782,000		Zhenro Properties Group Ltd	456,495
128,300		Zheshang Securities Co Ltd	261,531
267,900	*,e,g	ZhongAn Online P&C Insurance Co Ltd	1,640,142
14,000		Zhongji Innolight Co Ltd	111,818
190,440		Zhongjin Gold Corp Ltd	246,741
296,500		Zhongsheng Group Holdings Ltd	1,736,420
219,800	*	Zhongtian Financial Group Co Ltd	91,469
3,673,299		Zijin Mining Group Co Ltd	4,054,827
261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

591,800		Zijin Mining Group Co Ltd (Class A)	$870,000
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	314,399
126,100		ZTE Corp	625,284
456,064	e	ZTE Corp (Class H)	1,290,543
212,022		ZTO Express Cayman, Inc (ADR)	7,013,688
		TOTAL CHINA	1,636,785,698

COLOMBIA - 0.2%
112,122		BanColombia S.A.	961,314
233,711		BanColombia S.A. (Preference)	2,064,040
2,969,739		Ecopetrol S.A.	1,689,146
133,223		Grupo de Inversiones Suramericana S.A.	847,340
244,141		Interconexion Electrica S.A.	1,577,440
		TOTAL COLOMBIA	7,139,280

CZECH REPUBLIC - 0.1%
94,038		CEZ AS	2,255,022
36,567		Komercni Banka AS	1,109,882
243,391	e,g	Moneta Money Bank AS	826,432
		TOTAL CZECH REPUBLIC	4,191,336

EGYPT - 0.1%
753,884		Commercial International Bank	3,023,333
518,867		Eastern Tobacco	495,417
371,381		ElSwedy Cables Holding Co	245,211
		TOTAL EGYPT	3,763,961

GREECE - 0.1%
12,741	*,†	Hellenic Duty Free Shops S.A.	154
121,171		Hellenic Telecommunications Organization S.A.	1,761,298
44,252		JUMBO S.A.	693,206
113,515		OPAP S.A.	1,389,671
		TOTAL GREECE	3,844,329

HONG KONG - 0.4%
6,861,652	*	Alibaba Pictures Group Ltd	864,492
7,772,000	*	China Innovationpay Group Ltd	3,336,511
665,000		China Overseas Property Holdings Ltd	409,473
1,341,226		China Resources Cement Holdings Ltd	1,478,454
565,651		Kingboard Laminates Holdings Ltd	908,439
861,000		Nine Dragons Paper Holdings Ltd	1,326,376
5,480,331		Sino Biopharmaceutical	5,087,718
566,000		SSY Group Ltd	297,728
191,000		Vinda International Holdings Ltd	644,236
803,000		Wharf Holdings Ltd	1,766,834
		TOTAL HONG KONG	16,120,261

HUNGARY - 0.2%
217,493	*	MOL Hungarian Oil & Gas plc	1,633,218
116,417	*	OTP Bank	5,308,123
66,738		Richter Gedeon Rt	1,879,975
		TOTAL HUNGARY	8,821,316
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INDIA - 8.7%
202,914	*	Adani Green Energy Ltd	$2,783,734
334,042		Ambuja Cements Ltd	1,112,198
47,126		Apollo Hospitals Enterprise Ltd	1,651,041
199,921		Asian Paints Ltd	6,587,089
39,350		Associated Cement Co Ltd	862,841
153,581		Aurobindo Pharma Ltd	1,899,140
81,484	*,g	Avenue Supermarts Ltd	2,956,173
1,153,460	*	Axis Bank Ltd	10,452,995
140,862		Bajaj Finance Ltd	9,104,338
19,119		Bajaj Finserv Ltd	2,278,316
36,763		Bajaj Holdings and Investment Ltd	2,016,220
44,662		Balkrishna Industries Ltd	968,962
386,497	*,g	Bandhan Bank Ltd	1,634,674
124,199		Berger Paints India Ltd	1,200,611
115,371		Bharat Forge Ltd	920,867
326,212		Bharat Petroleum Corp Ltd	1,712,083
666,974		Bharti Airtel Ltd	5,051,034
182,660		Bharti Infratel Ltd	578,533
219,982	*	Biocon Ltd	1,119,539
56,853		Britannia Industries Ltd	2,722,162
233,097		Cipla Ltd	2,634,408
672,143		Coal India Ltd	1,155,398
64,113		Colgate-Palmolive India Ltd	1,406,521
146,207		Container Corp Of India Ltd	868,501
237,161		Dabur India Ltd	1,669,795
68,898		Divi S Laboratories Ltd	3,173,755
289,284		DLF Ltd	1,008,793
59,154		Dr Reddy’s Laboratories Ltd	3,706,160
70,190		Eicher Motors Ltd	2,633,895
962,406		GAIL India Ltd	1,646,469
217,659		Godrej Consumer Products Ltd	2,216,874
147,436		Grasim Industries Ltd	2,127,616
116,808		Havells India Ltd	1,670,376
576,467		HCL Technologies Ltd	7,201,658
22,434	g	HDFC Asset Management Co Ltd	883,070
358,665	*,g	HDFC Life Insurance Co Ltd	3,328,387
63,041		Hero Honda Motors Ltd	2,807,340
747,254		Hindalco Industries Ltd	2,299,700
420,679		Hindustan Lever Ltd	13,024,266
320,033		Hindustan Petroleum Corp Ltd	956,276
880,817		Housing Development Finance Corp	28,641,442
2,588,055	*	ICICI Bank Ltd	19,129,514
106,900	*,g	ICICI Lombard General Insurance Co Ltd	1,925,242
184,532	*,g	ICICI Prudential Life Insurance Co Ltd	1,214,093
1,133,603		Indian Oil Corp Ltd	1,445,314
166,014		Indraprastha Gas Ltd	1,169,795
36,753		Info Edge India Ltd	2,194,851
1,774,161		Infosys Technologies Ltd	30,062,605
46,919	*,g	InterGlobe Aviation Ltd	994,039
35,484		Ipca Laboratories Ltd	898,473
1,575,190		ITC Ltd	4,378,938
457,180		JSW Steel Ltd	2,283,236
38,386		Jubilant Foodworks Ltd	1,360,046
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

288,439	*	Kotak Mahindra Bank Ltd	$6,756,762
27,140	g	Larsen & Toubro Infotech Ltd	1,471,748
360,231		Larsen & Toubro Ltd	6,567,471
116,299		Lupin Ltd	1,603,348
420,795		Mahindra & Mahindra Ltd	4,310,425
259,552		Marico Ltd	1,476,715
64,212		Maruti Suzuki India Ltd	6,329,193
664,462		Motherson Sumi Systems Ltd	1,313,783
993		MRF Ltd	1,142,253
282,920		Mundra Port and Special Economic Zone Ltd	1,972,223
61,394		Muthoot Finance Ltd	928,851
17,569		Nestle India Ltd	4,101,410
2,353,319		NTPC Ltd	2,861,684
3,174		Page Industries Ltd	1,180,091
409,034		Petronet LNG Ltd	1,326,699
42,660		PI Industries Ltd	1,180,107
79,221		Pidilite Industries Ltd	1,812,362
49,329		Piramal Healthcare Ltd	882,935
1,111,509		Power Grid Corp of India Ltd	2,805,097
1,449,122		Reliance Industries Ltd	36,468,451
411,021		Rural Electrification Corp Ltd	744,688
210,629	*,g	SBI Life Insurance Co Ltd	2,493,019
1,058,039		Sesa Sterlite Ltd	2,324,998
5,621		Shree Cement Ltd	1,750,928
99,157		Shriram Transport Finance Co Ltd	1,749,069
30,838		Siemens India Ltd	669,243
971,736	*	State Bank of India	3,748,878
438,858		Sun Pharmaceutical Industries Ltd	3,516,646
483,731		Tata Consultancy Services Ltd	20,581,152
931,904	*	Tata Motors Ltd	3,331,486
357,097		Tata Steel Ltd	2,918,406
311,657		Tata Tea Ltd	2,385,226
328,268		Tech Mahindra Ltd	4,309,779
183,784		Titan Industries Ltd	3,570,311
26,877		Torrent Pharmaceuticals Ltd	959,321
92,767		Trent Ltd	788,343
61,017		Ultra Tech Cement Ltd	4,442,932
263,895		United Phosphorus Ltd	2,026,147
151,767	*	United Spirits Ltd	1,201,302
586,826		Wipro Ltd	3,360,974
5,285,065	*	Yes Bank Ltd	1,133,783
443,127		ZEE Telefilms Ltd	1,330,963
		TOTAL INDIA	365,558,598

INDONESIA - 1.3%
7,213,054		Adaro Energy Tbk	614,518
28,600,182		Bank Rakyat Indonesia	8,479,007
1,388,960		Indofood CBP Sukses Makmur Tbk	899,827
5,012,500	*	Merdeka Copper Gold Tbk PT	907,046
2,882,000		PT ACE Hardware Indonesia Tbk	319,781
10,588,572		PT Astra International Tbk	4,588,337
5,110,175		PT Bank Central Asia Tbk	12,290,630
9,301,739		PT Bank Mandiri Persero Tbk	4,351,826
3,531,959		PT Bank Negara Indonesia	1,389,661
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

14,550,200	*	PT Barito Pacific Tbk	$913,406
3,661,600		PT Charoen Pokphand Indonesia Tbk	1,495,292
308,900	*	PT Gudang Garam Tbk	829,541
1,424,305		PT Indah Kiat Pulp and Paper Corp Tbk	1,303,340
777,417		PT Indocement Tunggal Prakarsa Tbk	738,473
2,046,900		PT Indofood Sukses Makmur Tbk	880,887
9,861,300		PT Kalbe Farma Tbk	1,027,937
5,462,000		PT Perusahaan Gas Negara Persero Tbk	520,430
1,455,900		PT Semen Gresik Persero Tbk	1,096,985
25,882,883		PT Telekomunikasi Indonesia Persero Tbk	5,720,638
3,785,145		PT Unilever Indonesia Tbk	1,864,762
961,300		PT United Tractors Tbk	1,560,835
12,131,400		Sarana Menara Nusantara Tbk PT	828,058
		TOTAL INDONESIA	52,621,217

KOREA, REPUBLIC OF - 13.0%
9,587	*	Alteogen, Inc	1,132,710
16,790	*	Amorepacific Corp	3,346,610
3,961	*	BGF retail Co Ltd	600,544
36,474	*	Celltrion Healthcare Co Ltd	4,672,243
8,672	*	Celltrion Pharm Inc	1,354,917
49,758	*	Celltrion, Inc	14,363,263
33,095		Cheil Communications, Inc	569,678
44,910		Cheil Industries, Inc	5,204,140
4,382	*	CJ CheilJedang Corp	1,663,951
7,960	*	CJ Corp	669,705
5,823	*	CJ O Shopping Co Ltd	793,914
21,472	*	Coway Co Ltd	1,333,508
19,701	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	429,789
25,987	*	Dongbu Insurance Co Ltd	854,318
28,387	*	Doosan Bobcat, Inc	765,108
100,605	*	Doosan Heavy Industries and Construction Co Ltd	1,051,118
7,308	*	DuzonBIzon Co Ltd	651,068
9,826		E-Mart Co Ltd	1,439,447
23,470	*	Fila Korea Ltd	895,272
9,472		GLOVIS Co Ltd	1,606,281
32,023	*	GS Engineering & Construction Corp	1,090,502
25,877	*	GS Holdings Corp	839,744
12,051	*	GS Retail Co Ltd	373,682
161,152		Hana Financial Group, Inc	4,698,292
33,218	*	Hankook Tire Co Ltd	1,217,754
3,549	*	Hanmi Pharm Co Ltd	1,209,217
78,099		Hanon Systems	1,162,016
55,280	*	Hanwha Chemical Corp	2,459,411
23,754	*	Hanwha Corp	680,443
23,577	*	HLB, Inc	1,894,400
8,663	*	Honam Petrochemical Corp	2,014,711
17,608		Hotel Shilla Co Ltd	1,277,496
283,360		Hynix Semiconductor, Inc	30,937,389
38,599	*	Hyundai Engineering & Construction Co Ltd	1,386,685
21,012	*	Hyundai Heavy Industries	1,760,013
33,069	*	Hyundai Marine & Fire Insurance Co Ltd	586,672
33,040	*	Hyundai Mobis	9,363,174
77,610		Hyundai Motor Co	15,824,002
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,105		Hyundai Motor Co Ltd (2nd Preference)	$1,477,993
12,263		Hyundai Motor Co Ltd (Preference)	1,234,361
4,911	*	Hyundai Robotics Co Ltd	1,031,966
44,518		Hyundai Steel Co	1,540,245
148,772	*	Industrial Bank of Korea	1,040,059
29,621	*	Kakao Corp	11,636,503
33,471	*	Kangwon Land, Inc	703,480
205,203	*	KB Financial Group, Inc	7,408,905
132,816		Kia Motors Corp	9,733,834
13,605	*	KMW Co Ltd	934,254
36,145	*	Korea Aerospace Industries Ltd	1,002,755
134,877	*	Korea Electric Power Corp	2,752,148
4,851	*	Korea Express Co Ltd	727,317
16,318	*	Korea Gas Corp	452,462
20,005	*	Korea Investment Holdings Co Ltd	1,451,416
9,838	*	Korea Kumho Petrochemical	2,161,064
1,281	*	Korea Zinc Co Ltd	462,217
39,602	*	Korean Air Lines Co Ltd	1,013,877
62,802	*	KT&G Corp	4,493,267
23,816		LG Chem Ltd	19,425,589
3,949		LG Chem Ltd (Preference)	1,646,051
49,134	*	LG Corp	4,344,752
54,355		LG Electronics, Inc	7,420,731
4,785		LG Household & Health Care Ltd	6,661,016
461		LG Household & Health Care Ltd (Preference)	288,558
6,863		LG Innotek Co Ltd	1,220,630
106,048	*	LG Telecom Ltd	1,131,324
134,184	*	LG.Philips LCD Co Ltd	2,608,394
13,735		Lotte Corp	398,158
6,195	*	Lotte Shopping Co Ltd	583,315
149,331	*	Meritz Securities Co Ltd	469,730
156,000	*	Mirae Asset Daewoo Co Ltd	1,321,211
62,420		Naver Corp	19,046,283
8,566	*	NCsoft	7,257,542
11,094	*,g	Netmarble Corp	1,299,512
12,283	*	Orion Corp/Republic of Korea	1,316,784
732	*	Ottogi Corp	366,480
7,593	*	Pacific Corp	399,826
2,763	*	Pearl Abyss Corp	777,031
39,502		POSCO	8,670,921
13,497		POSCO Refractories & Environment Co Ltd	1,616,007
8,530		S1 Corp (Korea)	614,865
8,563	*,g	Samsung Biologics Co Ltd	6,062,552
633		Samsung Card Co	16,782
28,397		Samsung Electro-Mechanics Co Ltd	5,165,081
2,448,632		Samsung Electronics Co Ltd	179,012,056
428,275		Samsung Electronics Co Ltd (Preference)	27,930,985
77,417	*	Samsung Engineering Co Ltd	853,911
15,949		Samsung Fire & Marine Insurance Co Ltd	2,394,120
254,190	*	Samsung Heavy Industries Co Ltd	1,410,094
38,081		Samsung Life Insurance Co Ltd	2,400,761
28,748		Samsung SDI Co Ltd	18,781,088
15,958		Samsung SDS Co Ltd	2,778,852
27,887		Samsung Securities Co Ltd	940,401
266

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

9,703		Seegene, Inc	$1,415,587
15,384	*	Shin Poong Pharmaceutical Co Ltd	1,107,579
232,078	*	Shinhan Financial Group Co Ltd	6,364,627
3,832		Shinsegae Co Ltd	800,547
8,080	*	SK Biopharmaceuticals Co Ltd	1,049,165
17,736		SK C&C Co Ltd	4,928,497
3,980	*	SK Chemicals Co Ltd (New)	1,488,230
28,463	*	SK Energy Co Ltd	7,105,647
21,037		SK Telecom Co Ltd	4,587,934
25,625	*	S-Oil Corp	1,563,740
140,190	*	STX Pan Ocean Co Ltd	570,087
275,742	*	Woori Financial Group, Inc	2,169,520
54,605	*	Woori Investment & Securities Co Ltd	538,014
26,029	*	Yuhan Corp	1,526,739
		TOTAL KOREA, REPUBLIC OF	545,278,616

KUWAIT - 0.5%
576,265		Agility Public Warehousing Co KSC	1,424,952
516,892		Boubyan Bank KSCP	981,308
844,867		Gulf Bank KSCP	613,840
2,118,926		Kuwait Finance House	5,006,264
286,298		Mabanee Co KPSC	667,524
1,121,461		Mobile Telecommunications Co KSC	2,346,257
3,402,266		National Bank of Kuwait SAKP	9,809,043
		TOTAL KUWAIT	20,849,188

LUXEMBOURG - 0.0%
81,022		Reinet Investments S.C.A	1,418,916
		TOTAL LUXEMBOURG	1,418,916

MALAYSIA - 1.4%
1,026,433		AMMB Holdings BHD	780,389
1,517,874		Axiata Group Bhd	1,247,172
3,442,481		Bumiputra-Commerce Holdings BHD	3,262,552
2,148,977		Dialog Group BHD	1,610,737
1,546,925		Digi.Com BHD	1,447,208
72,100		Fraser & Neave Holdings BHD	567,433
906,460	*	Gamuda BHD	738,504
1,181,075		Genting BHD	1,159,377
90,100		Genting Plantations BHD	215,815
350,600		HAP Seng Consolidated BHD	708,210
892,700		Hartalega Holdings BHD	2,832,797
304,987		Hong Leong Bank BHD	1,300,188
103,006		Hong Leong Credit BHD	415,634
1,167,912		IHH Healthcare BHD	1,473,962
1,195,720		IOI Corp BHD	1,246,928
669,000		Kossan Rubber Industries	734,667
217,611		Kuala Lumpur Kepong BHD	1,247,620
2,089,050		Malayan Banking BHD	4,029,320
523,176		Malaysia Airports Holdings BHD	665,918
854,200		Maxis BHD	1,006,183
656,500		MISC BHD	965,770
27,500		Nestle Malaysia BHD	929,889
1,208,000		Petronas Chemicals Group BHD	1,997,113
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

180,700		Petronas Dagangan BHD	$863,213
419,500		Petronas Gas BHD	1,661,202
267,840		PPB Group BHD	1,223,698
742,612		Press Metal BHD	1,462,738
7,700,615		Public Bank BHD	7,966,225
586,950		QL Resources BHD	871,737
1,507,500		Resorts World BHD	915,577
880,370		RHB Capital BHD	1,107,905
1,441,965		Sime Darby BHD	782,070
1,062,465		Sime Darby Plantation BHD	1,270,368
807,146	*	Supermax Corp BHD	1,352,428
573,565		Telekom Malaysia BHD	898,683
1,222,963		Tenaga Nasional BHD	2,913,862
2,458,500		Top Glove Corp BHD	4,089,338
366,000		Westports Holdings BHD	387,969
		TOTAL MALAYSIA	58,350,399

MEXICO - 1.6%
1,453,650		Alfa S.A. de C.V. (Class A)	914,780
17,738,041		America Movil S.A. de C.V. (Series L)	11,828,822
279,800		Becle SAB de C.V.	596,890
8,102,697	*	Cemex S.A. de C.V.	4,648,408
287,760		Coca-Cola Femsa SAB de C.V.	1,248,237
251,225		Embotelladoras Arca SAB de C.V.	1,140,617
1,646,800		Fibra Uno Administracion S.A. de C.V.	1,838,883
1,024,611		Fomento Economico Mexicano S.A. de C.V.	6,982,690
112,945		Gruma SAB de C.V.	1,240,031
175,530	*	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,769,086
100,291	*	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,577,972
788,320		Grupo Bimbo S.A. de C.V. (Series A)	1,481,345
146,398		Grupo Carso S.A. de C.V. (Series A1)	368,441
1,367,728	*	Grupo Financiero Banorte S.A. de C.V.	6,776,922
1,079,144	*,e	Grupo Financiero Inbursa S.A.	962,328
1,633,732		Grupo Mexico S.A. de C.V. (Series B)	7,000,684
1,243,590	*	Grupo Televisa S.A.	1,880,036
73,004	*	Industrias Penoles S.A. de C.V.	1,092,442
318,600	*	Infraestructura Energetica ,NV SAB de C.V.	1,163,491
823,442		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,438,483
146,600		Megacable Holdings SAB de C.V.	530,074
531,523		Orbia Advance Corp SAB de C.V.	1,145,553
82,665		Promotora y Operadora de Infraestructura SAB de C.V.	621,268
650,700	*	Telesites SAB de C.V.	653,589
2,743,084		Wal-Mart de Mexico SAB de C.V.	7,808,135
		TOTAL MEXICO	66,709,207

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	196,551
191,300		MCB Bank Ltd	230,109
519,317		Oil & Gas Development Co Ltd	345,148
		TOTAL PAKISTAN	771,808

PERU - 0.2%
118,822	*	Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,209,608
35,610		Credicorp Ltd (NY)	5,353,251
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

45,344		Southern Copper Corp (NY)	$3,011,295
		TOTAL PERU	9,574,154

PHILIPPINES - 0.7%
1,033,504		Aboitiz Equity Ventures, Inc	854,568
750,800		Aboitiz Power Corp	374,343
152,663		Ayala Corp	2,437,264
4,285,193		Ayala Land, Inc	3,347,126
1,016,476		Banco de Oro Universal Bank	2,122,511
935,929		Bank of the Philippine Islands	1,545,325
17,906		Globe Telecom, Inc	721,879
58,566		GT Capital Holdings, Inc	648,543
587,400		International Container Term Services, Inc	1,446,363
1,516,506		JG Summit Holdings (Series B)	1,910,850
227,840		Jollibee Foods Corp	840,076
142,886		Manila Electric Co	774,152
4,426,900		Megaworld Corp	350,445
6,294,000		Metro Pacific Investments Corp	527,616
906,890		Metropolitan Bank & Trust	846,526
45,360		PLDT, Inc	1,237,487
542,600		Puregold Price Club, Inc	405,471
126,985		SM Investments Corp	2,596,865
4,735,749		SM Prime Holdings	3,465,289
461,747		Universal Robina	1,295,681
		TOTAL PHILIPPINES	27,748,380

POLAND - 0.6%
133,859	*,g	Allegro.eu S.A.	2,641,209
104,670	*	Bank Pekao S.A.	1,781,487
8,210	*	Bank Zachodni WBK S.A.	397,283
34,418	*	CD Projekt Red S.A.	2,806,762
146,346		Cyfrowy Polsat S.A.	1,198,395
25,322	*,g	Dino Polska S.A.	1,778,281
71,195	*	KGHM Polska Miedz S.A.	3,583,435
708	*	LPP S.A.	1,455,722
982,160		Polish Oil & Gas Co	1,486,590
441,908	*	Polska Grupa Energetyczna S.A.	771,682
167,555		Polski Koncern Naftowy Orlen S.A.	2,511,193
470,970		Powszechna Kasa Oszczednosci Bank Polski S.A.	3,636,384
315,296	*	Powszechny Zaklad Ubezpieczen S.A.	2,516,688
333,889	*	Telekomunikacja Polska S.A.	587,741
		TOTAL POLAND	27,152,852

QATAR - 0.7%
1,128,542		Barwa Real Estate Co	1,022,980
1,040,012		Commercial Bank of Qatar QSC	1,218,200
926,764		Industries Qatar QSC	3,067,448
1,806,165		Masraf Al Rayan	2,176,902
2,413,710		Mesaieed Petrochemical Holding Co	1,339,769
412,631		Ooredoo QSC	944,623
266,540		Qatar Electricity & Water Co	1,301,990
275,910		Qatar Fuel QSC	1,413,363
1,355,069		Qatar Gas Transport Co Ltd	1,227,760
439,644		Qatar International Islamic Bank QSC	1,074,399
269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

575,479		Qatar Islamic Bank SAQ	$2,620,188
2,279,550		Qatar National Bank	11,258,969
		TOTAL QATAR	28,666,591

ROMANIA - 0.0%
199,826		NEPI Rockcastle plc	1,208,865
		TOTAL ROMANIA	1,208,865

RUSSIA - 2.7%
308,983		Gazprom (ADR)	1,727,215
2,851,696		Gazprom OAO (ADR)	15,852,336
225,744		LUKOIL PJSC (ADR)	16,124,894
181,323		Magnit OAO (GDR)	2,695,943
55,342	*	Mail.Ru Group Ltd	1,441,659
321,487		MMC Norilsk Nickel PJSC (ADR) (London)	10,321,769
235,649		Mobile TeleSystems (ADR)	2,120,841
49,710		NovaTek OAO (GDR)	8,295,054
68,719		Novolipetsk Steel PJSC (GDR)	1,915,886
76,224		PhosAgro OAO (GDR)	1,192,758
127,540		Polymetal International plc (ADR)	2,752,785
36,144		Polyus PJSC (GDR)	3,406,582
689,501	*	Rosneft Oil Co PJSC (GDR)	4,273,527
1,380,561		Sberbank of Russian Federation (ADR)	18,888,790
121,222		Severstal (GDR) (Equiduct)	2,024,280
812,543		Surgutneftegaz (ADR) (London)	3,575,189
129,740		Tatneft PAO (ADR)	5,028,624
911,463		VTB Bank PJSC (GDR) Equiduct	835,035
66,543		X 5 Retail Group NV (GDR)	2,346,138
161,100	*	Yandex NV	10,091,304
		TOTAL RUSSIA	114,910,609

SAUDI ARABIA - 2.4%
21,709		Abdullah Al Othaim Markets Co	720,708
60,880		Advanced Petrochemical Co	1,035,568
637,197		Al Rajhi Bank	12,380,257
465,681	*	Alinma Bank	2,026,586
132,738		Almarai Co JSC	1,904,661
243,785		Arab National Bank	1,319,070
170,600		Bank AlBilad	1,260,606
179,429		Bank Al-Jazira	646,812
259,918		Banque Saudi Fransi	2,327,570
28,460	*	Bupa Arabia for Cooperative Insurance Co	886,322
26,430	*	Co for Cooperative Insurance	555,616
283,763	*	Dar Al Arkan Real Estate Development Co	649,968
26,703		Dr Sulaiman Al Habib Medical Services Group Co	819,972
249,998	*	Emaar Economic City	602,549
181,790	*	Etihad Etisalat Co	1,384,253
30,220		Jarir Marketing Co	1,408,392
225,202	*	Mobile Telecommunications Co Saudi Arabia	823,785
753,899		National Commercial Bank	8,665,578
211,981	*	National Industrialization Co	760,676
121,808	*	Rabigh Refining & Petrochemical Co	453,846
623,623		Riyad Bank	3,541,338
187,564		Sahara International Petrochemical Co	917,453
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

498,943		Samba Financial Group	$4,003,746
19,234		Saudi Airlines Catering Co	393,398
102,944		Saudi Arabian Fertilizer Co	2,542,336
228,510	*	Saudi Arabian Mining Co	2,550,771
1,131,660	g	Saudi Arabian Oil Co	10,477,356
478,477		Saudi Basic Industries Corp	13,066,005
427,086		Saudi British Bank	3,046,383
45,258		Saudi Cement Co	796,392
443,211		Saudi Electricity Co	2,613,555
115,690		Saudi Industrial Investment Group	792,977
380,181	*	Saudi Kayan Petrochemical Co	1,458,513
315,719		Saudi Telecom Co	9,512,946
138,500		Savola Group	1,451,543
140,602		Yanbu National Petrochemical Co	2,398,531
		TOTAL SAUDI ARABIA	100,196,038

SINGAPORE - 0.0%
122,500	g	BOC Aviation Ltd	997,616
		TOTAL SINGAPORE	997,616

SOUTH AFRICA - 3.2%
378,231		Absa Group Ltd	2,836,326
57,130		African Rainbow Minerals Ltd	1,036,008
28,628		Anglo American Platinum Ltd	2,848,072
212,270	*	Aspen Pharmacare Holdings Ltd	2,003,858
160,389		Bid Corp Ltd	2,663,394
153,193		Bidvest Group Ltd	1,579,124
33,717	*	Capitec Bank Holdings Ltd	3,086,358
135,609		Clicks Group Ltd	2,228,022
190,194		Discovery Holdings Ltd	1,612,203
126,179		Exxaro Resources Ltd	1,253,328
2,534,499		FirstRand Ltd	7,960,234
458,161		Gold Fields Ltd	4,295,891
1,672,109		Growthpoint Properties Ltd	1,336,354
285,868	*	Harmony Gold Mining Co Ltd	1,267,991
404,787		Impala Platinum Holdings Ltd	5,466,465
25,974		Kumba Iron Ore Ltd	1,044,490
143,699		Mr Price Group Ltd	1,632,828
870,103	e	MTN Group Ltd	3,589,656
242,531		MultiChoice Group Ltd	2,065,373
223,694		Naspers Ltd (N Shares)	51,746,953
188,648		Nedbank Group Ltd	1,522,205
185,040	*	Northam Platinum Ltd	2,298,828
364,853		Rand Merchant Investment Holdings Ltd	725,501
269,290		Remgro Ltd	1,783,203
940,999		Sanlam Ltd	3,585,534
277,532	*	Sasol Ltd	2,991,624
267,448		Shoprite Holdings Ltd	2,471,834
1,138,383		Sibanye Stillwater Ltd	4,321,499
104,005		Spar Group Ltd	1,334,427
652,205		Standard Bank Group Ltd	5,406,913
84,627		Tiger Brands Ltd	1,114,894
329,293		Vodacom Group Pty Ltd	2,686,098
566,283		Woolworths Holdings Ltd	1,677,739
		TOTAL SOUTH AFRICA	133,473,227
271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TAIWAN - 13.0%

270,000		Accton Technology Corp	$2,591,762
1,648,380		Acer, Inc	1,587,367
202,407		Advantech Co Ltd	2,495,912
1,703,011		ASE Industrial Holding Co Ltd	5,607,865
1,175,512		Asia Cement Corp	1,677,761
15,000		ASMedia Technology, Inc	1,014,517
382,500		Asustek Computer, Inc	3,908,612
4,781,000	*	AU Optronics Corp	2,514,031
373,389		Catcher Technology Co Ltd	2,632,985
4,225,604		Cathay Financial Holding Co Ltd	6,010,544
639,882		Chailease Holding Co Ltd	3,536,734
1,625,843		Chang Hwa Commercial Bank	960,022
983,922		Cheng Shin Rubber Industry Co Ltd	1,400,739
317,079		Chicony Electronics Co Ltd	977,777
6,675,754		China Development Financial Holding Corp	2,123,616
1,259,420		China Life Insurance Co Ltd (Taiwan)	1,019,929
6,182,151		China Steel Corp	5,061,464
9,399,282		Chinatrust Financial Holding Co	6,367,617
1,958,763		Chunghwa Telecom Co Ltd	7,560,213
2,273,000		Compal Electronics, Inc	1,738,569
1,014,768		Delta Electronics, Inc	10,214,213
5,650,875		E.Sun Financial Holding Co Ltd	4,762,179
93,316		Eclat Textile Co Ltd	1,348,369
1,245,980	*	Evergreen Marine Corp Tawain Ltd	1,384,853
1,583,071		Far Eastern Textile Co Ltd	1,466,194
729,000		Far EasTone Telecommunications Co Ltd	1,561,149
207,513		Feng TAY Enterprise Co Ltd	1,328,132
5,316,975		First Financial Holding Co Ltd	3,830,903
1,899,173		Formosa Chemicals & Fibre Corp	5,248,716
528,064		Formosa Petrochemical Corp	1,675,719
2,041,453		Formosa Plastics Corp	6,339,767
439,512		Foxconn Technology Co Ltd	1,170,970
3,474,646		Fubon Financial Holding Co Ltd	5,641,781
5,283,328		Fuhwa Financial Holdings Co Ltd	3,744,982
160,000		Giant Manufacturing Co Ltd	1,552,378
117,509		Globalwafers Co Ltd	2,581,389
440,462		Highwealth Construction Corp	669,081
128,163		Hiwin Technologies Corp	1,807,835
6,510,002		Hon Hai Precision Industry Co, Ltd	25,890,960
116,608		Hotai Motor Co Ltd	2,349,773
2,491,291		Hua Nan Financial Holdings Co Ltd	1,525,691
4,190,487		InnoLux Display Corp	1,946,846
1,362,060		Inventec Co Ltd	1,130,893
53,125		Largan Precision Co Ltd	5,560,621
1,104,778		Lite-On Technology Corp	2,163,751
784,170		MediaTek, Inc	24,492,490
5,698,125		Mega Financial Holding Co Ltd	5,722,932
336,000		Micro-Star International Co Ltd	1,560,099
2,703,860		Nan Ya Plastics Corp	6,335,554
666,000		Nanya Technology Corp	1,894,142
87,000		Nien Made Enterprise Co Ltd	1,145,277
272

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

303,474		Novatek Microelectronics Corp Ltd	$4,255,486
101,000	*	Oneness Biotech Co Ltd	661,424
1,021,000		Pegatron Technology Corp	2,857,010
75,000		Phison Electronics Corp	1,008,035
1,263,512		Pou Chen Corp	1,260,980
366,000		Powertech Technology, Inc	1,269,055
316,000		President Chain Store Corp	3,010,986
1,527,000		Quanta Computer, Inc	4,393,061
254,085		Realtek Semiconductor Corp	4,087,369
426,072		Ruentex Development Co Ltd	587,983
1,187,421		Shanghai Commercial & Savings Bank Ltd	1,582,745
5,844,536		Shin Kong Financial Holding Co Ltd	1,677,231
5,063,717		SinoPac Financial Holdings Co Ltd	1,979,575
242,777		Standard Foods Corp	489,756
702,050		Synnex Technology International Corp	1,131,398
4,786,528		Taishin Financial Holdings Co Ltd	2,133,885
2,607,100		Taiwan Business Bank	846,865
2,584,958		Taiwan Cement Corp	3,699,943
4,353,279		Taiwan Cooperative Financial Holding	2,976,450
245,000		Taiwan High Speed Rail Corp	252,710
739,859		Taiwan Mobile Co Ltd	2,540,352
12,649,848		Taiwan Semiconductor Manufacturing Co Ltd	267,334,194
625,000		Unimicron Technology Corp	1,923,600
2,606,908		Uni-President Enterprises Corp	6,328,104
6,049,452		United Microelectronics Corp	10,839,186
489,000		Vanguard International Semiconductor Corp	1,941,323
173,000		Walsin Technology Corp	1,358,276
174,878		Win Semiconductors Corp	2,567,364
1,409,000		Winbond Electronics Corp	1,326,086
1,484,560		Wistron Corp	1,654,191
40,000		Wiwynn Corp	1,174,592
786,660		WPG Holdings Co Ltd	1,206,321
195,009		Yageo Corp	3,981,086
308,127		Zhen Ding Technology Holding Ltd	1,249,873
		TOTAL TAIWAN	544,422,170

TANZANIA, UNITED REPUBLIC OF - 0.1%
198,562		AngloGold Ashanti Ltd	4,627,025
		TOTAL TANZANIA, UNITED REPUBLIC OF	4,627,025

THAILAND - 1.7%
657,600		Advanced Info Service PCL (Foreign)	3,771,644
2,265,400		Airports of Thailand PCL (Foreign)	4,484,652
3,258,300		Asset World Corp PCL	498,507
341,700		B Grimm Power PCL	580,039
306,148		Bangkok Bank PCL (Foreign)	1,156,289
945,100		Bangkok Commercial Asset Management PCL	644,510
4,771,300		Bangkok Dusit Medical Services PCL (Foreign)	3,299,897
3,279,100		Bangkok Expressway & Metro PCL	891,043
502,500		Berli Jucker PCL	557,490
3,990,500		BTS Group Holdings PCL	1,259,947
195,100		Bumrungrad Hospital PCL (Foreign)	815,781
1,108,400		Central Pattana PCL (Foreign)	1,806,561
862,216		Central Retail Corp PCL	881,482
273

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,126,680		Charoen Pokphand Foods PCL	$1,931,630
3,029,055		CP Seven Eleven PCL (Foreign)	5,779,000
161,700		Delta Electronics Thai PCL	2,852,576
152,000		Electricity Generating PCL	902,969
697,100		Energy Absolute PCL (Foreign)	1,506,280
310,400		Global Power Synergy Co Ltd (Foreign)	808,233
1,249,050		Gulf Energy Development PCL	1,394,436
3,045,126		Home Product Center PCL (Foreign)	1,388,615
742,978		Indorama Ventures PCL (Foreign)	865,310
1,192,400		Intouch Holdings PCL (Class F)	2,225,498
876,849		Kasikornbank PCL (Foreign)	3,687,734
1,816,360		Krung Thai Bank PCL (Foreign)	703,968
388,200		Krungthai Card PCL	839,624
3,752,000		Land and Houses PCL Co Reg	973,806
1,641,970		Minor International PCL (Foreign)	1,355,583
362,200		Muangthai Capital PCL	792,010
321,200		Osotspa PCL	382,473
712,698		PTT Exploration & Production PCL (Foreign)	2,447,261
1,205,429		PTT Global Chemical PCL (Foreign)	2,363,490
6,225,100		PTT PCL (Foreign)	7,809,663
424,400		Ratch Group PCL	700,033
413,558		Siam Cement PCL (Foreign)	5,211,478
463,800		Siam Commercial Bank PCL (Foreign)	1,453,759
445,000		Sri Trang Gloves Thailand PCL	591,004
294,900		Srisawad Corp PCL	657,380
684,500		Thai Oil PCL (Foreign)	1,237,127
1,393,400		Thai Union Group PCL	640,569
364,700		Total Access Communication PCL (Foreign)	394,834
6,115,448		True Corp PCL (Foreign)	651,708
		TOTAL THAILAND	73,195,893

TURKEY - 0.4%
1,635,208	*	Akbank TAS	1,415,003
370,914		Aselsan Elektronik Sanayi Ve Ticaret AS	876,943
233,206		BIM Birlesik Magazalar AS	2,295,054
727,230		Eregli Demir ve Celik Fabrikalari TAS	1,421,036
26,593		Ford Otomotiv Sanayi AS	521,197
466,615		Haci Omer Sabanci Holding AS	668,864
439,680		KOC Holding AS	1,204,023
72,453	*	Tupras Turkiye Petrol Rafine	979,471
285,468	*	Turk Hava Yollari	470,947
720,555		Turk Sise ve Cam Fabrikalari AS	709,781
588,201		Turkcell Iletisim Hizmet AS	1,288,067
1,223,864	*	Turkiye Garanti Bankasi AS	1,550,296
753,373	*	Turkiye Is Bankasi (Series C)	628,532
1,496,703	*	Yapi ve Kredi Bankasi	582,206
		TOTAL TURKEY	14,611,420

UNITED ARAB EMIRATES - 0.6%
1,471,493		Abu Dhabi Commercial Bank PJSC	2,572,219
738,151		Abu Dhabi Islamic Bank PJSC	1,004,869
1,907,605		Aldar Properties PJSC	1,813,316
974,882		Dubai Islamic Bank PJSC	1,331,474
1,119,316	*	Emaar Malls Group PJSC	550,174
274

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,874,053	*	Emaar Properties PJSC	$1,933,933
1,334,872		Emirates NBD Bank PJSC	4,280,503
872,372		Emirates Telecommunications Group Co PJSC	4,711,442
1,417,591		National Bank of Abu Dhabi PJSC	5,782,789
		TOTAL UNITED ARAB EMIRATES	23,980,719

UNITED KINGDOM - 0.0%
2,334,778		Old Mutual Ltd	1,994,255
		TOTAL UNITED KINGDOM	1,994,255

UNITED STATES - 2.0%
998,840	e	iShares MSCI Emerging Markets	53,248,161
54,591		iShares MSCI South Korea Index Fund	4,809,467
479,552		Vanguard Emerging Markets ETF	24,783,247
		TOTAL UNITED STATES	82,840,875

		TOTAL COMMON STOCKS	4,195,890,845
		(Cost $2,793,293,703)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc	640
		TOTAL PHILIPPINES	640

		TOTAL PREFERRED STOCKS	640
		(Cost $725)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
4,511		Lojas Americanas S.A. (Expires 02/11/21)	3,792
		TOTAL BRAZIL	3,792

CHINA - 0.0%
12,923	†	Legend Holdings Corp	2,167
		TOTAL CHINA	2,167

KOREA, REPUBLIC OF - 0.0%
8,651		Hanwha Solutions Corp	37,637
31,372		Korean Air Lines Co Ltd (Expires 06/05/21)	267,501
		TOTAL KOREA, REPUBLIC OF	305,138

THAILAND - 0.0%
11,796		Srisawad Corp PCL (Expires 08/29/25)	6,661
		TOTAL THAILAND	6,661

		TOTAL RIGHTS / WARRANTS	317,758
		(Cost $145,397)
275

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENT - 0.0%
$540,000	r	Fixed Income Clearing Corp (FICC)	0.040%	02/01/21	$540,000
		TOTAL REPURCHASE AGREEMENT			540,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
15,079,311	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060		15,079,311
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			15,079,311

		TOTAL SHORT-TERM INVESTMENTS			15,619,311
		(Cost $15,619,311)
		TOTAL INVESTMENTS - 100.4%			4,211,828,554
		(Cost $2,809,059,136)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(16,218,094)
		NET ASSETS - 100.0%			$4,195,610,460

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $52,383,981.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2021, the aggregate value of these securities is $131,822,103 or 3.1% of net assets.
r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $540,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $550,880.
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

SECTOR	VALUE	% OF NET ASSETS

INFORMATION TECHNOLOGY	$844,644,254	20.1%
CONSUMER DISCRETIONARY	797,997,163	19.0
FINANCIALS	792,319,590	18.9
COMMUNICATION SERVICES	513,129,937	12.2
MATERIALS	303,366,538	7.2
CONSUMER STAPLES	232,692,873	5.5
HEALTH CARE	195,784,019	4.7
ENERGY	187,860,878	4.5
INDUSTRIALS	170,241,692	4.1
REAL ESTATE	80,029,118	1.9
UTILITIES	78,143,181	1.9
SHORT-TERM INVESTMENTS	15,619,311	0.4
OTHER ASSETS & LIABILITIES, NET	(16,218,094)	(0.4)

NET ASSETS	$4,195,610,460	100.0%
277

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%

AUSTRALIA - 8.0%
208,539	*	Afterpay Touch Group Ltd	$21,288,644
624,579		AGL Energy Ltd	5,459,791
3,420,967		AMP Ltd	3,858,680
250,909		Ampol Ltd	4,995,615
1,174,880		APA Group	8,735,601
575,841		Aristocrat Leisure Ltd	13,565,560
1,900,299		AusNet Services	2,501,538
2,840,640		Australia & New Zealand Banking Group Ltd	51,142,787
195,530		Australian Stock Exchange Ltd	10,684,150
989,098	*,†	AZ BGP Holdings	3,024
2,948,255		BHP Billiton Ltd	98,321,350
2,112,969		BHP Group plc	57,906,596
503,380		BlueScope Steel Ltd	6,319,904
1,520,608		Brambles Ltd	12,235,017
98,626	*	CIMIC Group Ltd	1,849,695
514,338		Coca-Cola Amatil Ltd	5,119,765
66,117		Cochlear Ltd	9,941,302
1,339,180		Coles Group Ltd	18,538,640
1,771,406		Commonwealth Bank of Australia	112,469,767
483,279		Computershare Ltd	5,274,862
387,226		Crown Resorts Ltd	2,827,954
454,394		CSL Ltd	94,205,646
1,087,164		Dexus Property Group	7,445,102
1,629,798		Evolution Mining Ltd	5,820,722
1,696,501		Fortescue Metals Group Ltd	27,944,302
10,041,060		Glencore Xstrata plc	33,518,320
1,642,381		Goodman Group	22,101,483
1,943,283		GPT Group	6,386,225
2,450,214		Insurance Australia Group Ltd	9,031,708
664,039		Lend Lease Corp Ltd	6,054,184
344,823		Macquarie Group Ltd	34,388,666
129,006		Magellan Financial Group Ltd	4,687,147
2,744,966		Medibank Pvt Ltd	6,097,381
3,938,439		Mirvac Group	7,107,095
3,303,028		National Australia Bank Ltd	59,207,076
811,799		Newcrest Mining Ltd	15,429,414
749,502		Northern Star Resources Ltd	7,253,128
1,967,248		Oil Search Ltd	5,783,591
405,354		Orica Ltd	4,705,214
1,770,874		Origin Energy Ltd	6,365,291
939,693		Qantas Airways Ltd	3,215,237
1,474,442		QBE Insurance Group Ltd	9,043,677
1,914,389		QR National Ltd	5,399,888
184,363		Ramsay Health Care Ltd	8,846,514
53,976		REA Group Ltd	5,999,653
278

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

373,338		Rio Tinto Ltd	$31,248,004
1,123,111		Rio Tinto plc	85,207,206
1,764,144		Santos Ltd	8,695,147
5,191,714		Scentre Group	10,755,371
330,169		Seek Ltd	7,034,885
448,880		Sonic Healthcare Ltd	11,730,970
4,865,345		South32 Ltd	9,383,564
2,385,718		Stockland Trust Group	8,051,308
1,246,944		Suncorp-Metway Ltd	9,553,484
1,318,995	*	Sydney Airport	5,731,428
2,198,395		Tabcorp Holdings Ltd	6,661,977
4,150,485		Telstra Corp Ltd	9,856,863
378,090	*	TPG Telecom Ltd	2,122,639
2,743,465		Transurban Group	27,643,437
726,475		Treasury Wine Estates Ltd	5,558,068
3,911,823		Vicinity Centres	4,551,761
110,235	e	Washington H Soul Pattinson & Co Ltd	2,283,421
1,130,193		Wesfarmers Ltd	46,913,553
3,616,783		Westpac Banking Corp	57,981,335
146,895		Wisetech Global Ltd	3,480,578
952,858		Woodside Petroleum Ltd	17,686,514
1,265,123		Woolworths Ltd	39,350,041
		TOTAL AUSTRALIA	1,260,558,460

AUSTRIA - 0.2%
282,439	*	Erste Bank der Oesterreichischen Sparkassen AG.	8,625,452
150,819		OMV AG.	6,328,641
146,549		Raiffeisen International Bank Holding AG.	2,864,811
67,802	e	Verbund AG.	6,111,165
116,411		Voestalpine AG.	4,248,698
		TOTAL AUSTRIA	28,178,767

BELGIUM - 0.9%
177,030		Ageas	9,063,399
764,468		Anheuser-Busch InBev S.A.	47,987,691
54,712		Colruyt S.A.	3,374,992
30,968	e	Elia System Operator S.A.	3,726,891
42,486	*	Galapagos NV	4,442,854
112,801		Groupe Bruxelles Lambert S.A. (EN Brussels)	11,158,291
250,409		KBC Groep NV	17,462,150
148,191		Proximus plc	3,122,856
14,981		Sofina S.A.	4,842,741
74,582		Solvay S.A.	8,482,957
126,564		UCB S.A.	13,105,987
198,151		Umicore S.A.	11,223,171
		TOTAL BELGIUM	137,993,980

BRAZIL - 0.1%
175,873		Yara International ASA	8,178,135
		TOTAL BRAZIL	8,178,135

CHILE - 0.0%
388,258		Antofagasta plc	7,571,952
		TOTAL CHILE	7,571,952
279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
1,722,000	g,q	Budweiser Brewing Co APAC Ltd	$5,757,319
1,688,200	*,g,q	ESR Cayman Ltd	6,016,231
1,926,356		Wilmar International Ltd	7,624,407
		TOTAL CHINA	19,397,957

DENMARK - 2.4%
163,359	e	Ambu A.S.	7,692,955
3,256		AP Moller - Maersk AS (Class A)	6,141,482
6,150		AP Moller - Maersk AS (Class B)	12,633,121
103,166		Carlsberg AS (Class B)	15,071,734
105,507	*	Christian Hansen Holding	9,545,111
118,877		Coloplast AS	17,744,512
696,201		Danske Bank AS	11,852,040
207,413		DSV AS	32,361,669
65,204	*	Genmab AS	25,960,607
128,108		GN Store Nord	9,759,643
69,398		H Lundbeck AS	2,469,171
1,720,625		Novo Nordisk AS	119,872,824
206,238		Novozymes AS	12,378,088
189,519	g,q	Orsted AS	35,994,781
100,718		Pandora AS	9,691,724
8,075		Rockwool International AS (B Shares)	3,046,307
151,740		Tryg A.S.	4,720,661
197,648		Vestas Wind Systems AS	42,438,526
109,916	*	William Demant Holding A.S.	3,939,650
		TOTAL DENMARK	383,314,606

FINLAND - 1.2%
141,419		Elisa Oyj (Series A)	8,419,639
449,742		Fortum Oyj	10,878,308
273,801		Kesko Oyj (B Shares)	7,109,683
342,946		Kone Oyj (Class B)	26,971,007
422,260		Neste Oil Oyj	29,744,235
5,678,732	*	Nokia Oyj (Turquoise)	27,289,647
3,240,388		Nordea Bank Abp	26,262,398
104,801		Orion Oyj (Class B)	4,808,427
472,721		Sampo Oyj (A Shares)	19,873,938
583,413		Stora Enso Oyj (R Shares)	10,587,575
532,859		UPM-Kymmene Oyj	19,040,116
445,868		Wartsila Oyj (B Shares)	4,370,461
		TOTAL FINLAND	195,355,434

FRANCE - 10.3%
178,072		Accor S.A.	5,987,807
241,968	*	Adevinta ASA	3,590,175
29,703		Aeroports de Paris	3,408,884
473,985		Air Liquide	77,518,781
588,776		Airbus SE	59,205,898
248,691	*	Alstom RGPT	13,483,918
60,842	g,q	Amundi S.A.	4,527,952
69,337		Arkema	7,672,803
98,868		Atos Origin S.A.	7,587,084
1,948,644		AXA S.A.	43,170,932
41,335		BioMerieux	6,389,780
280

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,133,714		BNP Paribas S.A.	$54,368,004
829,848		Bollore	3,360,614
229,803		Bouygues S.A.	9,015,580
289,189		Bureau Veritas S.A.	7,588,244
161,893		Cap Gemini S.A.	23,395,299
608,223		Carrefour S.A.	10,313,914
179,302		CNP Assurances	2,717,510
522,012		Compagnie de Saint-Gobain	25,949,834
1,172,519		Credit Agricole S.A.	13,270,696
617,499		Danone	41,062,814
2,467		Dassault Aviation S.A.	2,572,182
131,528		Dassault Systemes S.A.	26,256,065
244,314		Edenred	13,232,979
86,544		Eiffage S.A.	7,855,392
628,663		Electricite de France	7,817,145
284,818		Essilor International S.A.	40,289,693
38,059		Eurazeo	2,665,457
83,830		Faurecia	4,386,927
52,672		Fonciere Des Regions	4,324,912
1,839,627		Gaz de France	28,549,651
46,138		Gecina S.A.	6,555,013
438,800		Getlink S.E.	6,762,199
31,900		Hermes International	32,548,729
14,885		Iliad S.A.	2,752,717
38,014		Ipsen	3,316,409
76,111		Kering	49,954,161
194,987		Klepierre	4,673,278
85,746	g,q	La Francaise des Jeux SAEM	3,682,930
266,559		Legrand S.A.	24,493,277
251,607		L’Oreal S.A.	88,515,357
278,106		LVMH Moet Hennessy Louis Vuitton S.A.	168,141,502
169,363		Michelin (C.G.D.E.) (Class B)	23,339,471
827,610		Natixis	3,115,337
1,992,351		Orange S. A.	23,383,069
51,477		Orpea	7,122,411
210,351		Pernod-Ricard S.A.	39,643,166
218,760		Publicis Groupe S.A.	11,321,823
22,842		Remy Cointreau S.A.	4,236,689
195,119		Renault S.A.	8,298,123
320,797		Safran S.A.	40,326,611
1,134,800		Sanofi-Aventis	106,725,955
27,655		Sartorius Stedim Biotech	11,578,446
540,787		Schneider Electric S.A.	79,149,932
162,131	*	SCOR SE	4,930,174
22,542		SEB S.A.	4,283,834
820,918		Societe Generale	15,304,371
89,540	*	Sodexho Alliance S.A.	7,966,896
345,049		Suez Environnement S.A.	7,081,629
58,977		Teleperformance	19,290,314
106,932		Thales S.A.	9,594,698
2,522,003		Total S.A.	106,298,324
92,285	*	Ubisoft Entertainment	9,227,031
133,293		Unibail-Rodamco-Westfield	11,255,187
230,810		Valeo S.A.	8,592,378
545,432		Veolia Environnement	14,534,772
518,899		Vinci S.A.	48,116,542
281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

833,553		Vivendi Universal S.A.	$25,613,822
27,630		Wendel	3,189,809
239,532	*,g,q	Worldline S.A.	20,247,626
		TOTAL FRANCE	1,626,700,938

GERMANY - 9.3%
191,251		Adidas-Salomon AG.	60,641,636
417,544		Allianz AG.	94,368,707
1,010,336		Aroundtown S.A.	7,014,033
924,257		BASF SE	71,432,303
982,964		Bayer AG.	59,491,769
334,359		Bayerische Motoren Werke AG.	28,309,791
57,931		Bayerische Motoren Werke AG. (Preference)	3,780,800
27,423		Bechtle AG.	5,827,182
100,900		Beiersdorf AG.	11,013,745
154,219		Brenntag AG.	12,080,442
39,583		Carl Zeiss Meditec AG.	6,186,231
1,003,008		Commerzbank AG.	6,626,845
110,958		Continental AG.	15,529,012
182,558	g,q	Covestro AG.	12,401,491
863,291		Daimler AG. (Registered)	60,632,437
130,299	*,g,q	Delivery Hero AG.	19,790,442
521,196		Deutsche Annington Immobilien SE	34,800,247
1,972,937	*	Deutsche Bank AG. (Registered)	19,893,683
190,183		Deutsche Boerse AG.	30,534,450
299,412	*	Deutsche Lufthansa AG.	3,857,184
991,125		Deutsche Post AG.	48,956,671
3,342,093		Deutsche Telekom AG.	59,430,957
340,393		Deutsche Wohnen AG.	16,844,866
2,253,110		E.ON AG.	23,834,599
211,457		Evonik Industries AG.	6,953,559
212,585		Fresenius Medical Care AG.	17,197,881
418,137		Fresenius SE	18,620,771
67,810		Fuchs Petrolub AG. (Preference)	3,858,227
152,785		GEA Group AG.	5,279,011
59,832		Hannover Rueckversicherung AG.	9,271,742
151,187		HeidelbergCement AG.	11,175,623
148,312	*	HelloFresh SE	12,523,797
103,186		Henkel KGaA	9,648,409
176,719		Henkel KGaA (Preference)	18,303,072
25,821		Hochtief AG.	2,400,815
1,311,088		Infineon Technologies AG.	52,526,851
71,878		KION Group AG.	6,205,956
72,551		Knorr-Bremse AG.	9,612,669
83,021		Lanxess AG.	6,254,403
68,505		LEG Immobilien AG.	9,820,294
129,842		Merck KGaA	21,640,609
53,475		MTU Aero Engines Holding AG.	12,407,998
140,278		Muenchener Rueckver AG.	37,195,826
57,497		Nemetschek AG.	4,047,908
156,999		Porsche AG.	10,904,339
98,508		Puma AG. Rudolf Dassler Sport	9,639,332
5,142		Rational AG.	4,951,497
645,590		RWE AG.	27,733,434
1,045,163		SAP AG.	132,618,627
35,632		Sartorius AG.	17,712,508
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

105,377	g,q	Scout24 AG.	$8,136,329
766,213		Siemens AG.	118,717,145
401,465	*	Siemens Energy AG.	14,898,504
267,442	g,q	Siemens Healthineers AG.	14,998,524
130,277		Symrise AG.	16,212,138
126,924	*,g,q	Takeaway.com Holding BV	14,556,381
151,843	*,g,q	TeamViewer AG.	7,852,484
1,003,436		Telefonica Deutschland Holding AG.	2,749,857
201,877		Uniper SE	7,069,391
107,202		United Internet AG.	4,652,080
32,842		Volkswagen AG.	6,930,675
187,917		Volkswagen AG. (Preference)	35,525,806
151,275	*,g,q	Zalando SE	17,345,337
		TOTAL GERMANY	1,461,429,332

HONG KONG - 2.9%
12,104,138		AIA Group Ltd	145,936,521
307,612		ASM Pacific Technology	4,466,951
1,254,221		Bank of East Asia Ltd	2,714,325
3,713,044		BOC Hong Kong Holdings Ltd	11,072,308
2,617,303		CK Asset Holdings Ltd	13,059,082
646,869		CK Infrastructure Holdings Ltd	3,434,453
1,635,959		CLP Holdings Ltd	15,352,757
2,032,971		Hang Lung Properties Ltd	5,402,431
763,168		Hang Seng Bank Ltd	13,763,251
1,459,108		Henderson Land Development Co Ltd	5,967,719
2,543,627		HK Electric Investments & HK Electric Investments Ltd	2,510,805
3,761,931		HKT Trust and HKT Ltd	4,951,367
10,702,694		Hong Kong & China Gas Ltd	15,371,582
1,377,485		Hong Kong Electric Holdings Ltd	7,309,841
1,208,547		Hong Kong Exchanges and Clearing Ltd	77,265,014
1,164,355		Hongkong Land Holdings Ltd	5,368,051
220,761		Jardine Matheson Holdings Ltd	12,724,041
218,250		Jardine Strategic Holdings Ltd	5,672,318
2,051,907		Link REIT	17,800,803
214,045		Melco Crown Entertainment Ltd (ADR)	3,422,580
1,540,897		MTR Corp	8,942,274
1,527,762		New World Development Co Ltd	7,073,665
4,497,780		PCCW Ltd	2,501,241
3,140,645		Sino Land Co	4,349,992
1,964,375		SJM Holdings Ltd	2,106,210
1,303,519		Sun Hung Kai Properties Ltd	17,806,350
511,946		Swire Pacific Ltd (Class A)	3,199,447
1,175,054		Swire Properties Ltd	3,406,040
1,370,431		Techtronic Industries Co	20,472,017
9,612,186	g,q	WH Group Ltd	7,789,272
1,682,914		Wharf Real Estate Investment Co Ltd	8,888,486
1,824,000		Xinyi Glass Holdings Co Ltd	4,412,210
		TOTAL HONG KONG	464,513,404

IRELAND - 0.7%
790,422		CRH plc	32,434,807
159,355		Kerry Group plc (Class A)	21,625,585
153,787		Kingspan Group plc	10,451,176
163,504		Paddy Power plc	30,443,426
245,899		Smurfit Kappa Group plc	11,840,933
		TOTAL IRELAND	106,795,927
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

ISRAEL - 0.6%
42,657		Azrieli Group	$2,593,138
1,127,032	*	Bank Hapoalim Ltd	7,931,072
1,433,973		Bank Leumi Le-Israel	8,836,650
112,549	*	Check Point Software Technologies	14,377,009
26,328		Elbit Systems Ltd	3,633,781
708,509		Israel Chemicals Ltd	3,769,379
1,151,999		Israel Discount Bank Ltd	4,450,446
140,417		Mizrahi Tefahot Bank Ltd	3,265,665
61,823	*	Nice Systems Ltd	16,119,218
1,099,870	*	Teva Pharmaceutical Industries Ltd (ADR)	12,956,469
55,325	*	Wix.com Ltd	13,668,041
		TOTAL ISRAEL	91,600,868

ITALY - 2.0%
125,130		Amplifon S.p.A.	4,959,974
1,112,397		Assicurazioni Generali S.p.A.	18,985,077
495,691	*	Autostrade S.p.A.	7,852,738
579,159		Davide Campari-Milano NV	6,224,997
25,075		DiaSorin S.p.A.	5,483,507
8,172,790		Enel S.p.A.	81,057,626
2,553,181		ENI S.p.A.	25,789,093
128,267		Ferrari NV	26,690,934
606,585		FinecoBank Banca Fineco S.p.A	9,432,264
337,578	g,q	Infrastrutture Wireless Italiane S.p.A	3,625,315
16,634,568		Intesa Sanpaolo S.p.A.	36,265,110
633,500	*	Mediobanca S.p.A.	5,637,686
192,420		Moncler S.p.A	10,843,283
441,990	*,g,q	Nexi S.p.A	7,841,402
520,525	g,q	Poste Italiane S.p.A	5,086,508
239,190		Prysmian S.p.A.	7,705,281
108,158		Recordati S.p.A.	5,597,091
2,026,088		Snam Rete Gas S.p.A.	10,624,213
6,015,308		Telecom Italia RSP	2,847,046
8,419,613		Telecom Italia S.p.A.	3,605,143
1,400,652		Terna Rete Elettrica Nazionale S.p.A.	10,157,739
2,125,138		UniCredit S.p.A.	19,366,088
		TOTAL ITALY	315,678,115

JAPAN - 25.2%
35,683		ABC-Mart, Inc	2,029,645
374,274		Acom Co Ltd	1,645,281
199,600		Advantest Corp	15,773,801
652,845		Aeon Co Ltd	20,452,818
102,814		Aeon Mall Co Ltd	1,664,438
182,973		Air Water, Inc	2,958,173
164,121		Aisin Seiki Co Ltd	5,044,427
468,488		Ajinomoto Co, Inc	11,077,937
183,361		Alfresa Holdings Corp	3,655,291
157,780		All Nippon Airways Co Ltd	3,355,331
329,796		Amada Co Ltd	3,713,129
456,121		Asahi Breweries Ltd	18,414,658
176,073		Asahi Glass Co Ltd	6,116,540
195,300		Asahi Intecc Co Ltd	6,412,162
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,251,365		Asahi Kasei Corp	$13,914,942
1,861,561		Astellas Pharma, Inc	30,216,924
123,900		Azbil Corp	6,310,287
53,899		Bank of Kyoto Ltd	2,828,376
1,981		BLife Investment Corp	5,336,446
528,912		Bridgestone Corp	19,705,922
223,861		Brother Industries Ltd	4,991,777
83,689		Calbee, Inc	2,474,963
999,577	e	Canon, Inc	22,112,146
88,300		Capcom Co Ltd	5,539,885
195,043	*	Casio Computer Co Ltd	3,445,827
143,571		Central Japan Railway Co	20,558,238
43,816		Century Leasing System, Inc	3,556,762
541,343		Chiba Bank Ltd	2,944,422
654,972		Chubu Electric Power Co, Inc	8,021,924
671,244		Chugai Pharmaceutical Co Ltd	35,125,615
296,003		Chugoku Electric Power Co, Inc	3,649,975
90,464		Coca-Cola West Japan Co Ltd	1,373,333
1,032,323		Concordia Financial Group Ltd	3,736,054
20,400		Cosmos Pharmaceutical Corp	3,110,352
100,900		CyberAgent, Inc	6,316,796
242,233		Dai Nippon Printing Co Ltd	4,175,413
102,089		Daifuku Co Ltd	11,651,167
1,083,146		Dai-ichi Mutual Life Insurance Co	16,503,668
1,701,590		Daiichi Sankyo Co Ltd	54,775,908
249,880		Daikin Industries Ltd	52,757,751
65,759		Daito Trust Construction Co Ltd	6,853,002
568,394		Daiwa House Industry Co Ltd	16,114,442
1,468,972	*	Daiwa Securities Group, Inc	6,991,484
431,853		Denso Corp	24,004,590
217,147		Dentsu, Inc	6,925,976
28,885		Disco Corp	9,396,811
414,972		Don Quijote Co Ltd	9,318,532
300,181		East Japan Railway Co	19,800,576
251,896		Eisai Co Ltd	18,384,238
192,429		Fanuc Ltd	50,237,261
58,460		Fast Retailing Co Ltd	50,247,654
126,699		Fuji Electric Holdings Co Ltd	5,048,431
615,096		Fuji Heavy Industries Ltd	11,816,141
359,086		Fujifilm Holdings Corp	20,569,167
196,512		Fujitsu Ltd	29,987,694
172,693		Fukuoka Financial Group, Inc	3,089,224
3,665		GLP J-Reit	5,904,486
41,400		GMO Payment Gateway, Inc	5,898,222
227,781		Hakuhodo DY Holdings, Inc	3,300,724
144,466		Hamamatsu Photonics KK	8,379,335
224,437		Hankyu Hanshin Holdings, Inc	7,261,663
38,700		Harmonic Drive Systems, Inc	2,891,511
21,483		Hikari Tsushin, Inc	4,505,302
286,437	*	Hino Motors Ltd	2,468,848
31,867		Hirose Electric Co Ltd	5,003,380
50,845		Hisamitsu Pharmaceutical Co, Inc	3,045,386
109,937	*	Hitachi Construction Machinery Co Ltd	3,204,608
971,955	*	Hitachi Ltd	40,039,958
207,546		Hitachi Metals Ltd	3,311,330
1,637,225		Honda Motor Co Ltd	43,233,681
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

50,792		Hoshizaki Electric Co Ltd	$4,508,295
375,996	*	Hoya Corp	48,110,143
299,055		Hulic Co Ltd	3,381,124
106,000		Ibiden Co Ltd	4,918,761
194,592		Idemitsu Kosan Co Ltd	4,569,788
142,263		Iida Group Holdings Co Ltd	3,138,250
1,022,817		Inpex Holdings, Inc	5,920,624
553,864		Isuzu Motors Ltd	5,296,514
222,900		IT Holdings Corp	4,956,553
53,600		Ito En Ltd	3,344,519
1,345,332		Itochu Corp	38,528,938
99,000		Itochu Techno-Science Corp	3,490,155
142,057		Japan Airlines Co Ltd	2,535,691
50,445		Japan Airport Terminal Co Ltd	2,653,865
396,032	e	Japan Post Bank Co Ltd	3,424,483
1,556,564		Japan Post Holdings Co Ltd	12,378,677
219,600		Japan Post Insurance Co Ltd	4,313,220
1,298		Japan Real Estate Investment Corp	7,909,807
2,628		Japan Retail Fund Investment Corp	4,986,723
1,201,070		Japan Tobacco, Inc	23,858,400
490,407	*	JFE Holdings, Inc	4,254,940
204,398		JSR Corp	6,237,330
3,057,800		JX Holdings, Inc	12,392,479
451,210		Kajima Corp	6,045,582
134,445		Kakaku.com, Inc	3,893,861
705,948		Kansai Electric Power Co, Inc	6,921,383
174,483		Kansai Paint Co Ltd	5,135,915
482,410		Kao Corp	35,002,095
1,614,632		KDDI Corp	47,458,440
97,738		Keihan Electric Railway Co Ltd	4,455,752
225,434		Keihin Electric Express Railway Co Ltd	3,615,968
103,446		Keio Corp	7,570,699
131,416		Keisei Electric Railway Co Ltd	4,462,080
182,722		Keyence Corp	98,099,981
144,860		Kikkoman Corp	10,221,736
172,062		Kintetsu Corp	7,241,876
821,978		Kirin Brewery Co Ltd	17,667,606
48,764		Kobayashi Pharmaceutical Co Ltd	5,491,272
122,600		Kobe Bussan Co Ltd	3,396,008
102,897	*	Koito Manufacturing Co Ltd	6,638,866
877,934		Komatsu Ltd	24,054,945
92,856		Konami Corp	5,690,361
33,863		Kose Corp	5,442,422
1,042,375		Kubota Corp	22,902,176
279,556		Kuraray Co Ltd	2,995,007
98,986		Kurita Water Industries Ltd	4,017,863
322,250		Kyocera Corp	20,653,727
267,394		Kyowa Hakko Kogyo Co Ltd	7,925,848
380,933		Kyushu Electric Power Co, Inc	3,533,963
151,321		Kyushu Railway Co	3,177,899
75,100		Lasertec Corp	10,059,487
51,358		Lawson, Inc	2,494,342
225,709		Lion Corp	5,158,794
265,246		LIXIL Group Corp	6,185,615
441,562		M3, Inc	37,168,340
223,046		Makita Corp	10,643,706
286

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,657,319		Marubeni Corp	$11,011,737
190,542		Marui Co Ltd	3,414,729
581,157		Mazda Motor Corp	4,143,112
68,711		McDonald’s Holdings Co Japan Ltd	3,350,672
177,448		Mediceo Paltac Holdings Co Ltd	3,633,202
114,277		MEIJI Holdings Co Ltd	7,800,543
85,800	*	Mercari, Inc	4,133,810
365,672		Minebea Co Ltd	8,115,542
279,206		MISUMI Group, Inc	9,090,925
1,283,995		Mitsubishi Chemical Holdings Corp	8,782,432
1,336,555		Mitsubishi Corp	33,857,758
1,827,611		Mitsubishi Electric Corp	27,879,847
1,186,700		Mitsubishi Estate Co Ltd	18,773,565
161,704		Mitsubishi Gas Chemical Co, Inc	3,699,942
306,148		Mitsubishi Heavy Industries Ltd	8,793,580
12,269,092		Mitsubishi UFJ Financial Group, Inc	55,404,491
405,537		Mitsubishi UFJ Lease & Finance Co Ltd	1,984,367
1,632,177		Mitsui & Co Ltd	30,284,344
185,510		Mitsui Chemicals, Inc	5,315,732
921,596		Mitsui Fudosan Co Ltd	18,706,219
444,409		Mitsui Sumitomo Insurance Group Holdings, Inc	12,786,246
90,100		Miura Co Ltd	5,129,970
2,415,072		Mizuho Financial Group, Inc	31,836,268
126,600		MonotaRO Co Ltd	6,343,735
575,138		Murata Manufacturing Co Ltd	55,240,869
112,377		Nabtesco Corp	5,041,008
187,521		Nagoya Railroad Co Ltd	4,776,107
201,498		Namco Bandai Holdings, Inc	17,181,952
260,125		NEC Corp	14,153,085
486,689		Nexon Co Ltd	14,767,792
264,138		NGK Insulators Ltd	4,625,698
154,375		NGK Spark Plug Co Ltd	2,879,710
448,382		Nidec Corp	59,669,874
148,800		Nihon M&A Center, Inc	8,616,838
112,178		Nintendo Co Ltd	64,573,607
1,465		Nippon Building Fund, Inc	8,848,680
73,790		Nippon Express Co Ltd	5,013,404
83,705		Nippon Meat Packers, Inc	3,587,032
144,539	e	Nippon Paint Co Ltd	12,997,638
2,092		Nippon ProLogis REIT, Inc	6,819,679
44,900		Nippon Shinyaku Co Ltd	3,305,475
766,846	*	Nippon Steel Corp	8,858,302
1,282,426		Nippon Telegraph & Telephone Corp	32,052,709
152,790		Nippon Yusen Kabushiki Kaisha	3,519,315
124,074		Nissan Chemical Industries Ltd	7,067,129
2,310,388	*	Nissan Motor Co Ltd	11,911,687
191,410		Nisshin Seifun Group, Inc	3,221,810
63,760		Nissin Food Products Co Ltd	5,511,032
80,971		Nitori Co Ltd	16,069,745
157,657		Nitto Denko Corp	14,290,423
334,575		NKSJ Holdings, Inc	13,360,352
3,160,052	*	Nomura Holdings, Inc	16,719,986
115,774		Nomura Real Estate Holdings, Inc	2,585,916
4,210		Nomura Real Estate Master Fund, Inc	6,410,032
322,773		Nomura Research Institute Ltd	10,872,405
363,927		NSK Ltd	3,299,626
287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

624,908		NTT Data Corp	$8,974,382
653,782		Obayashi Corp	5,476,213
69,686		Obic Co Ltd	13,038,516
294,860		Odakyu Electric Railway Co Ltd	8,570,835
870,243		OJI Paper Co Ltd	5,261,093
1,167,868		Olympus Corp	21,115,954
186,299		Omron Corp	16,505,450
371,280		Ono Pharmaceutical Co Ltd	11,082,373
38,289	*	Oracle Corp Japan	4,511,134
200,180		Oriental Land Co Ltd	31,330,450
1,318,030		ORIX Corp	21,148,965
2,660		Orix JREIT, Inc	4,460,386
380,595		Osaka Gas Co Ltd	7,038,225
516,263		Osaka Securities Exchange Co Ltd	12,052,410
104,973		Otsuka Corp	5,285,490
391,285		Otsuka Holdings KK	16,708,416
2,217,998		Panasonic Corp	28,794,565
95,100	*	PeptiDream, Inc	5,551,924
114,400		Pigeon Corp	5,147,422
88,656		Pola Orbis Holdings, Inc	1,774,819
864,897	*	Rakuten, Inc	8,512,930
1,359,473		Recruit Holdings Co Ltd	59,133,535
779,599	*	Renesas Electronics Corp	8,896,347
2,078,834		Resona Holdings, Inc	7,216,404
673,080		Ricoh Co Ltd	5,103,253
37,318		Rinnai Corp	3,897,806
87,714		Rohm Co Ltd	8,899,715
241,990		Ryohin Keikaku Co Ltd	5,786,179
364,343		Santen Pharmaceutical Co Ltd	6,025,804
237,718	*	SBI Holdings, Inc	5,934,439
209,165		Secom Co Ltd	18,952,244
173,483		Sega Sammy Holdings, Inc	2,763,061
216,575		Seibu Holdings, Inc	1,988,869
265,957		Seiko Epson Corp	4,530,551
357,987		Sekisui Chemical Co Ltd	6,456,719
618,272	e	Sekisui House Ltd	11,945,293
752,888		Seven & I Holdings Co Ltd	28,751,301
321,404		SG Holdings Co Ltd	8,238,443
215,815	*,e	Sharp Corp	4,482,887
224,065		Shimadzu Corp	8,566,273
21,378		Shimamura Co Ltd	2,374,214
74,510		Shimano, Inc	17,470,566
552,350		Shimizu Corp	3,890,898
355,201		Shin-Etsu Chemical Co Ltd	61,832,913
155,096	*	Shinsei Bank Ltd	1,901,173
264,080		Shionogi & Co Ltd	14,336,903
400,330		Shiseido Co Ltd	25,989,217
418,448		Shizuoka Bank Ltd	3,041,887
57,491	*	SMC Corp	34,791,400
2,878,000		Softbank Corp	37,806,725
1,568,872		Softbank Group Corp	121,545,200
72,806		Sohgo Security Services Co Ltd	3,582,615
1,263,345		Sony Corp	120,918,052
93,100		Square Enix Co Ltd	5,353,585
126,329		Stanley Electric Co Ltd	3,951,889
108,833		Start Today Co Ltd	3,047,652
288

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

268,499		Sumco Corp	$5,662,120
51,900		Sumisho Computer Systems Corp	2,886,561
1,510,594		Sumitomo Chemical Co Ltd	7,110,960
1,181,226		Sumitomo Corp	15,680,241
176,665		Sumitomo Dainippon Pharma Co Ltd	2,871,888
744,283		Sumitomo Electric Industries Ltd	9,935,070
231,045		Sumitomo Metal Mining Co Ltd	10,017,657
1,307,662		Sumitomo Mitsui Financial Group, Inc	40,626,865
331,909		Sumitomo Mitsui Trust Holdings, Inc	9,929,972
312,645		Sumitomo Realty & Development Co Ltd	9,437,439
71,357		Sundrug Co Ltd	2,831,023
139,050		Suntory Beverage & Food Ltd	4,857,332
67,052		Suzuken Co Ltd	2,596,845
369,740		Suzuki Motor Corp	16,685,655
167,625		Sysmex Corp	19,555,517
536,149		T&D Holdings, Inc	6,248,185
121,498		Taiheiyo Cement Corp	3,024,939
189,497		Taisei Corp	6,139,155
32,758		Taisho Pharmaceutical Holdings Co Ltd	2,142,355
149,558		Taiyo Nippon Sanso Corp	2,883,048
1,576,673		Takeda Pharmaceutical Co Ltd	55,450,968
129,849		TDK Corp	20,995,525
45,500		Tecmo Koei Holdings Co Ltd	2,606,559
135,460		Teijin Ltd	2,478,169
179,772		Temp Holdings Co Ltd	3,371,746
646,054		Terumo Corp	25,109,316
123,185		THK Co Ltd	3,914,302
188,390		Tobu Railway Co Ltd	5,316,062
114,142		Toho Co Ltd	4,421,281
74,920		Toho Gas Co Ltd	4,404,247
417,037		Tohoku Electric Power Co, Inc	3,579,214
631,443		Tokio Marine Holdings, Inc	31,017,028
1,390,118	*	Tokyo Electric Power Co, Inc	5,332,367
149,643		Tokyo Electron Ltd	56,902,180
368,005		Tokyo Gas Co Ltd	8,063,986
488,644		Tokyu Corp	5,745,574
643,324		Tokyu Fudosan Holdings Corp	3,635,211
261,990		Toppan Printing Co Ltd	3,726,032
1,376,561		Toray Industries, Inc	8,981,673
385,187		Toshiba Corp	12,578,730
255,330		Tosoh Corp	4,378,321
140,932		Toto Ltd	7,805,644
88,099		Toyo Suisan Kaisha Ltd	4,335,732
62,599		Toyoda Gosei Co Ltd	1,655,555
144,133		Toyota Industries Corp	11,353,448
2,127,386		Toyota Motor Corp	149,205,970
213,844		Toyota Tsusho Corp	8,352,655
131,831	*	Trend Micro, Inc	7,255,313
36,359		Tsuruha Holdings, Inc	4,828,135
403,122		Uni-Charm Corp	18,079,791
2,980		United Urban Investment Corp	4,054,340
220,223		USS Co Ltd	4,336,545
93,000		Welcia Holdings Co Ltd	3,150,698
161,477		West Japan Railway Co	8,608,488
128,411		Yakult Honsha Co Ltd	6,558,829
726,740		Yamada Denki Co Ltd	3,704,797
289

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

133,760		Yamaha Corp	$7,538,226
282,379		Yamaha Motor Co Ltd	6,229,639
306,374		Yamato Transport Co Ltd	7,601,369
120,877	e	Yamazaki Baking Co Ltd	2,225,479
238,265		Yaskawa Electric Corp	12,220,233
226,973		Yokogawa Electric Corp	4,906,783
2,641,119		Z Holdings Corp	16,407,496
		TOTAL JAPAN	3,972,629,187

JORDAN - 0.0%
172,265		Hikma Pharmaceuticals plc	5,657,068
		TOTAL JORDAN	5,657,068

LUXEMBOURG - 0.2%
726,528		ArcelorMittal	15,910,474
133,480		Eurofins Scientific SE	12,812,306
380,841		SES Global S.A.	3,246,390
		TOTAL LUXEMBOURG	31,969,170

MACAU - 0.2%
2,173,361		Galaxy Entertainment Group Ltd	16,397,505
2,428,867		Sands China Ltd	9,645,868
1,556,653	*	Wynn Macau Ltd	2,466,314
		TOTAL MACAU	28,509,687

MEXICO - 0.0%
184,740		Fresnillo plc	2,489,317
		TOTAL MEXICO	2,489,317

NETHERLANDS - 4.8%
433,349	*,g,q	ABN AMRO Group NV (ADR)	4,525,911
18,136	*,g,q	Adyen NV	37,886,559
1,711,129		Aegon NV	7,094,785
192,905		Akzo Nobel NV	19,637,621
44,457	*	Argenx SE	13,012,926
426,045		ASML Holding NV	227,445,727
171,656		DSM NV	30,007,729
109,616		EXOR NV	8,124,917
115,735		Heineken Holding NV	10,196,681
259,413		Heineken NV	27,054,816
3,938,490		ING Groep NV	35,018,530
75,378	*	JDE Peet’s BV	2,907,988
1,092,762		Koninklijke Ahold Delhaize NV	31,367,216
3,547,394		Koninklijke KPN NV	11,082,056
912,806		Koninklijke Philips Electronics NV	49,756,259
70,825		Koninklijke Vopak NV	3,584,642
292,672		NN Group NV	12,190,231
489,066		Prosus NV	57,137,981
120,625		Randstad Holdings NV	7,536,384
4,098,712		Royal Dutch Shell plc (A Shares)	75,843,769
3,703,300		Royal Dutch Shell plc (B Shares)	64,542,916
271,579		Wolters Kluwer NV	22,565,557
		TOTAL NETHERLANDS	758,521,201
290

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.4%
750,884	*	a2 Milk Co Ltd	$6,192,515
1,256,981		Auckland International Airport Ltd	6,687,020
575,242		Fisher & Paykel Healthcare Corp	14,256,608
664,816		Mercury NZ Ltd	3,390,425
1,276,410		Meridian Energy Ltd	6,515,224
395,993		Ryman Healthcare Ltd	4,399,096
1,853,569		Telecom Corp of New Zealand Ltd	6,363,952
121,844	*	Xero Ltd	12,019,756
		TOTAL NEW ZEALAND	59,824,596

NORWAY - 0.5%
945,642		DNB NOR Holding ASA	18,410,192
975,647		Equinor ASA	17,484,752
199,389	e	Gjensidige Forsikring BA	4,585,145
442,231		Mowi ASA	9,812,096
1,338,826		Norsk Hydro ASA	5,912,514
755,132		Orkla ASA	7,340,392
75,957		Schibsted ASA	2,857,563
97,786		Schibsted ASA (B Shares)	3,145,646
701,875		Telenor ASA	11,578,406
		TOTAL NORWAY	81,126,706

PORTUGAL - 0.2%
2,789,727		Energias de Portugal S.A.	17,509,660
493,150		Galp Energia SGPS S.A.	4,949,811
263,677		Jeronimo Martins SGPS S.A.	4,311,799
		TOTAL PORTUGAL	26,771,270

RUSSIA - 0.0%
524,556		Evraz plc	3,586,604
		TOTAL RUSSIA	3,586,604

SINGAPORE - 1.0%
3,199,722		Ascendas REIT	7,382,816
2,604,598		CapitaLand Ltd	6,260,548
4,637,723		CapitaMall Trust	7,409,454
459,545		City Developments Ltd	2,482,177
1,797,105		DBS Group Holdings Ltd	33,888,457
5,915,684		Genting Singapore Ltd	3,796,596
1,444,465		Keppel Corp Ltd	5,429,222
2,078,800		Mapletree Commercial Trust	3,216,167
2,833,195		Mapletree Logistics Trust	4,202,031
3,295,547		Oversea-Chinese Banking Corp	25,541,328
1,442,215	*	Singapore Airlines Ltd	4,448,657
830,860		Singapore Exchange Ltd	6,172,479
1,550,371		Singapore Technologies Engineering Ltd	4,322,571
8,108,799		Singapore Telecommunications Ltd	14,365,106
2,102,564		Suntec Real Estate Investment Trust	2,519,166
1,175,788		United Overseas Bank Ltd	20,658,375
444,897		UOL Group Ltd	2,442,259
273,613		Venture Corp Ltd	4,066,433
		TOTAL SINGAPORE	158,603,842

SOUTH AFRICA - 0.3%
1,230,984		Anglo American plc (London)	40,491,303
		TOTAL SOUTH AFRICA	40,491,303
291

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 2.3%
268,551		ACS Actividades de Construccion y Servicios S.A.	$8,369,129
67,915	g,q	Aena S.A.	10,473,625
453,081		Amadeus IT Holding S.A.	28,926,152
6,716,187		Banco Bilbao Vizcaya Argentaria S.A.	30,644,035
17,449,197		Banco Santander S.A. (AQXE)	50,932,498
3,606,905		CaixaBank S.A.	9,102,002
320,423	g,q	Cellnex Telecom SAU	18,771,590
247,815		Enagas	5,459,505
318,893		Endesa S.A.	8,150,018
496,281		Ferrovial S.A.	11,897,589
302,685	e	Grifols S.A.	8,910,334
6,056,396		Iberdrola S.A.	81,998,651
86,520	*	Iberdrola S.A.	1,171,409
1,095,852		Industria De Diseno Textil S.A.	32,500,985
298,077	e	Naturgy Energy Group S.A.	7,700,776
429,154		Red Electrica Corp S.A.	8,148,724
1,505,338		Repsol YPF S.A.	14,787,982
239,425		Siemens Gamesa Renewable Energy	9,822,103
5,055,506		Telefonica S.A.	21,813,955
		TOTAL SPAIN	369,581,062

SWEDEN - 3.3%
319,197		Alfa Laval AB	8,365,117
1,004,760		Assa Abloy AB	24,849,497
673,790		Atlas Copco AB (A Shares)	36,555,349
392,073		Atlas Copco AB (B Shares)	18,356,867
273,968		Boliden AB	8,977,056
229,558	e	Electrolux AB (Series B)	5,608,288
385,895		Epiroc AB	6,623,609
661,870		Epiroc AB (Class A)	12,680,693
238,203		EQT AB	7,425,001
2,926,762		Ericsson (LM) (B Shares)	36,852,162
601,431		Essity AB	19,210,199
160,942	g,q	Evolution Gaming Group AB	15,661,738
101,588	*	Fastighets AB Balder	5,076,796
811,119		Hennes & Mauritz AB (B Shares)	17,341,209
282,538		Hexagon AB (B Shares)	24,622,094
425,699		Husqvarna AB (B Shares)	5,266,996
98,788		ICA Gruppen AB	4,951,701
159,237		Industrivarden AB	5,064,239
107,641		Industrivarden AB	3,623,167
144,218		Investment AB Latour	3,232,207
458,847		Investor AB (B Shares)	33,656,127
243,840		Kinnevik AB	11,962,642
75,849		Lundbergs AB (B Shares)	3,983,793
183,980		Lundin Petroleum AB	4,997,457
310,931		Nibe Industrier AB	10,378,685
1,137,848		Sandvik AB	28,338,221
313,193		Securitas AB (B Shares)	4,825,869
1,630,469		Skandinaviska Enskilda Banken AB (Class A)	17,738,664
340,251		Skanska AB (B Shares)	8,792,104
381,160		SKF AB (B Shares)	10,432,186
604,627		Svenska Cellulosa AB (B Shares)	10,650,420
292

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,560,587		Svenska Handelsbanken AB	$15,557,482
903,099		Swedbank AB (A Shares)	16,992,494
161,690		Swedish Match AB	12,468,360
497,505		Tele2 AB (B Shares)	6,865,981
2,449,289	e	TeliaSonera AB	10,733,486
1,429,607		Volvo AB (B Shares)	35,223,561
		TOTAL SWEDEN	513,941,517

SWITZERLAND - 9.7%
1,851,794		ABB Ltd	54,621,243
157,253		Adecco S.A.	9,822,859
492,480		Alcon, Inc	35,343,994
46,694		Baloise Holding AG.	7,819,450
30,033		Banque Cantonale Vaudoise	3,177,855
3,009		Barry Callebaut AG.	6,672,998
524,109		Cie Financiere Richemont S.A.	48,681,357
198,489		Clariant AG.	4,217,091
201,132		Coca-Cola HBC AG.	5,937,946
2,458,401		Credit Suisse Group	32,248,232
8,384	e	EMS-Chemie Holding AG.	7,907,783
36,846		Geberit AG.	22,552,211
9,297		Givaudan S.A.	37,455,488
528,391		Holcim Ltd	28,573,111
225,866		Julius Baer Group Ltd	13,666,086
53,000		Kuehne & Nagel International AG.	12,060,463
1,031		Lindt & Spruengli AG.	8,932,741
101		Lindt & Spruengli AG. (Registered)	9,396,324
163,351		Logitech International S.A.	16,965,390
74,500		Lonza Group AG.	47,583,111
2,880,648		Nestle S.A.	322,910,774
2,219,209		Novartis AG.	200,938,504
18,595		Partners Group	21,956,816
702,069		Roche Holding AG.	242,292,278
40,541		Schindler Holding AG.	10,699,761
20,235		Schindler Holding AG. (Registered)	5,322,962
6,009		SGS S.A.	18,225,263
141,709		Sika AG.	38,560,680
54,981	*	Sonova Holdings AG	13,263,564
641,484		STMicroelectronics NV	25,704,654
10,389		Straumann Holding AG.	11,515,465
28,804		Swatch Group AG.	8,297,027
53,983		Swatch Group AG. (Registered)	3,039,978
30,544		Swiss Life Holding	13,926,691
75,375		Swiss Prime Site AG.	7,325,832
285,550		Swiss Re Ltd	25,174,579
25,345		Swisscom AG.	13,794,738
66,138		Temenos Group AG.	8,351,371
3,688,467		UBS Group AG	53,164,928
45,353		Vifor Pharma AG.	6,158,854
150,253		Zurich Insurance Group AG	60,078,143
		TOTAL SWITZERLAND	1,524,338,595

UNITED ARAB EMIRATES - 0.0%
121,704	*,†	NMC Health plc	1,668
		TOTAL UNITED ARAB EMIRATES	1,668
293

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 11.7%
977,450		3i Group plc	$14,811,803
191,021		Admiral Group plc	7,528,299
452,040		Ashtead Group plc	22,686,466
355,861	*	Associated British Foods plc	10,279,399
1,310,675		AstraZeneca plc	133,703,450
967,530	*,g,q	Auto Trader Group plc	7,459,242
115,143		Aveva Group plc	5,714,466
3,981,490		Aviva plc	18,211,662
3,215,679		BAE Systems plc	20,290,038
17,349,515		Barclays plc	31,648,893
1,022,860		Barratt Developments plc	8,908,008
125,373		Berkeley Group Holdings plc	7,169,988
20,239,839		BP plc	75,210,314
2,293,927		British American Tobacco plc	83,356,401
876,445		British Land Co plc	5,359,673
8,931,330	*	BT Group plc	15,314,299
335,436		Bunzl plc	10,767,388
405,670	*	Burberry Group plc	9,507,578
2,724,099		CK Hutchison Holdings Ltd	18,799,082
1,028,754		CNH Industrial NV	13,108,803
204,534		Coca-Cola European Partners plc (Class A)	9,504,695
1,784,247	*	Compass Group plc	31,871,593
140,209		Croda International plc	12,046,562
98,902		DCC plc	7,440,358
2,334,629		Diageo plc	93,728,752
1,352,732		Direct Line Insurance Group plc	5,552,103
909,720		Experian Group Ltd	31,797,085
5,006,721		GlaxoSmithKline plc	92,981,293
583,709		GVC Holdings plc	9,878,425
380,571		Halma plc	12,827,605
331,239		Hargreaves Lansdown plc	7,717,294
20,377,147		HSBC Holdings plc	106,625,587
946,811		Imperial Tobacco Group plc	19,004,010
1,507,611		Informa plc	10,258,300
174,215		InterContinental Hotels Group plc	10,732,899
161,218		Intertek Group plc	12,141,844
1,801,298		J Sainsbury plc	6,015,810
448,428	*	JD Sports Fashion plc	4,564,775
192,702		Johnson Matthey plc	7,752,245
2,105,159	*	Kingfisher plc	7,991,598
707,503		Land Securities Group plc	5,923,773
5,975,396		Legal & General Group plc	19,873,339
71,128,607		Lloyds TSB Group plc	31,917,613
316,461		London Stock Exchange Group plc	37,568,676
2,616,740		M&G plc	6,277,685
4,890,014		Melrose Industries plc	11,184,098
482,720		Mondi plc	11,368,012
3,518,209		National Grid plc	40,866,437
133,915		Next plc	14,137,915
488,157	*	Ocado Ltd	18,530,828
749,231	e	Pearson plc	8,300,793
322,367		Persimmon plc	11,221,086
552,104		Phoenix Group Holdings plc	5,088,048
2,608,061		Prudential plc	41,727,454
711,266		Reckitt Benckiser Group plc	60,299,986
294

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,930,122		RELX plc (London)	$47,786,881
1,866,157		Rentokil Initial plc	12,665,294
8,109,958		Rolls-Royce Group plc	10,121,194
4,832,976		Royal Bank of Scotland Group plc	9,703,008
1,039,273		RSA Insurance Group plc	9,581,097
1,087,609		Sage Group plc	8,757,459
121,212		Schroders plc	5,652,537
1,037,617		Scottish & Southern Energy plc	21,018,926
1,174,374		Segro plc	15,283,859
235,006		Severn Trent plc	7,429,229
874,608		Smith & Nephew plc	18,413,808
396,982		Smiths Group plc	7,667,330
74,187		Spirax-Sarco Engineering plc	11,216,359
534,657		St. James’s Place plc	8,556,639
2,672,523		Standard Chartered plc	16,170,619
2,266,467		Standard Life Aberdeen plc	9,330,274
3,691,399		Taylor Wimpey plc	7,367,357
9,783,252		Tesco plc	32,014,696
2,629,921		Unilever plc	153,206,502
676,998		United Utilities Group plc	8,533,421
26,889,209		Vodafone Group plc	45,920,002
204,143	*	Whitbread plc	7,758,051
2,393,075		WM Morrison Supermarkets plc	5,868,765
1,237,318		WPP plc	12,929,505
		TOTAL UNITED KINGDOM	1,837,506,640

UNITED STATES - 0.6%
38,794	*	CyberArk Software Ltd	6,216,738
225,413		Ferguson plc	26,172,428
445,222	*	James Hardie Industries NV	12,444,320
229,933	*,e	QIAGEN NV (Turquoise)	12,464,497
1,106,258		Stellantis NV	16,821,511
1,028,869	*,e	Stellantis NV (Paris)	15,624,774
480,676		Tenaris S.A.	3,711,575
		TOTAL UNITED STATES	93,455,843

		TOTAL COMMON STOCKS	15,616,273,151
		(Cost $12,384,693,390)

RIGHTS / WARRANTS - 0.0%

SPAIN - 0.0%
36,160		ACS Actividades de Construccion y Servicios S.A. (Expires 02/05/21)	17,816
		TOTAL SPAIN	17,816

SWITZERLAND - 0.0%
86,367		Cie Financiere Richemont S.A. (Expires 11/27/23)	28,118
		TOTAL SWITZERLAND	28,118

		TOTAL RIGHTS / WARRANTS	45,934
		(Cost $19,889)
295

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.1%
$10,000,000		Federal Home Loan Bank (FHLB)	0.060%	02/17/21	$9,999,823
12,770,000		FHLB	0.090	03/26/21	12,769,060
		TOTAL GOVERNMENT AGENCY DEBT			22,768,883

REPURCHASE AGREEMENT - 0.2%
31,885,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	31,885,000
		TOTAL REPURCHASE AGREEMENT			31,885,000

TREASURY DEBT - 0.1%
10,000,000		United States Cash Management Bill	0.063	02/16/21	9,999,823
		TOTAL TREASURY DEBT			9,999,823

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
18,875,448	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.060		18,875,448
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			18,875,448

		TOTAL SHORT-TERM INVESTMENTS			83,529,154
		(Cost $83,528,227)
		TOTAL INVESTMENTS - 99.6%			15,699,848,239
		(Cost $12,468,241,506)
		OTHER ASSETS & LIABILITIES, NET - 0.4%			59,340,915
		NET ASSETS - 100.0%			$15,759,189,154

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,881,837.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2021, the aggregate value of these securities is $290,428,989 or 1.8% of net assets.
	q	In default
	r	Agreement with Fixed Income Clearing Corporation, 0.040% dated 1/31/21 to be repurchased at $31,885,000 on 2/1/21, collateralized by U.S. Treasury Notes valued at $32,522,746.

Futures contracts outstanding as of January 31, 2021 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	808	03/19/21	$87,425,044	$85,466,200	$(1,958,844)
296

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

		% OF
SECTOR	VALUE	NET ASSETS

FINANCIALS	$2,540,299,809	16.1%
INDUSTRIALS	2,386,053,568	15.1
HEALTH CARE	2,012,271,273	12.8
CONSUMER DISCRETIONARY	1,928,593,717	12.2
CONSUMER STAPLES	1,674,444,370	10.6
INFORMATION TECHNOLOGY	1,437,582,215	9.1
MATERIALS	1,239,614,311	7.9
COMMUNICATION SERVICES	811,767,132	5.2
UTILITIES	604,285,405	3.8
ENERGY	501,965,979	3.2
REAL ESTATE	479,441,306	3.1
SHORT-TERM INVESTMENTS	83,529,154	0.5
OTHER ASSETS & LIABILITIES, NET	59,340,915	0.4

NET ASSETS	$15,759,189,154	100.0%
297

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 1.1%

MEXICO - 1.1%
$4,000,000	†,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 8.000%	8.130%	08/19/22	$4,060,000
3,250,000	†,i	Grupo Aeromexico SAB de C.V.	LIBOR 1 M + 12.500%	12.630	08/19/22	3,323,125
		TOTAL MEXICO				7,383,125

		TOTAL BANK LOAN OBLIGATIONS				7,383,125
		(Cost $7,187,746)

BONDS - 96.2%

CORPORATE BONDS - 46.5%

ARGENTINA - 0.4%
2,020,000	g	AES Argentina Generacion S.A.		7.750	02/02/24	1,459,450
1,950,000	g	YPF S.A.		6.950	07/21/27	1,199,250
		TOTAL ARGENTINA				2,658,700

BRAZIL - 5.0%
4,200,000	g	Amaggi Luxembourg International Sarl		5.250	01/28/28	4,265,436
3,750,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	3,655,312
1,775,000	g	BRF S.A.		4.875	01/24/30	1,885,387
2,000,000	g	Cosan Ltd		5.500	09/20/29	2,137,500
1,425,000	g	Embraer Netherlands Finance BV		6.950	01/17/28	1,603,837
2,250,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	2,253,353
2,750,000	g	Itau Unibanco Holding S.A.		4.625	N/A‡	2,633,125
2,250,000	g	JSM Global Sarl		4.750	10/20/30	2,370,960
1,500,000	g	NBM US Holdings, Inc		6.625	08/06/29	1,689,330
539,471	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	517,897
4,005,530	†,g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	610,843
527,012	†,g	Odebrecht Oil & Gas Finance Ltd		0.000	N/A‡	3,689
714,000	o	Oi S.A.		10.000	07/27/25	741,846
1,000,000		Petrobras Global Finance BV		5.625	05/20/43	1,073,760
2,000,000		Petrobras Global Finance BV		6.900	03/19/49	2,406,080
1,940,000	g	Rio Oil Finance Trust		8.200	04/06/28	2,201,900
775,000		Suzano Austria GmbH		6.000	01/15/29	928,055
1,525,000	g	Suzano Austria GmbH		7.000	03/16/47	2,029,104
		TOTAL BRAZIL				33,007,414

CHILE - 3.2%
1,650,000	g	Banco del Estado de Chile		2.704	01/09/25	1,742,829
2,325,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	2,736,757
1,800,000	g	Corp Nacional del Cobre de Chile		3.625	08/01/27	2,013,984
2,000,000	g	Corp Nacional del Cobre de Chile		3.000	09/30/29	2,157,620
298

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$2,150,000	g	Corp Nacional del Cobre de Chile	4.375%	02/05/49	$2,545,438
	1,675,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	1,640,840
	2,075,000	g	Embotelladora Andina S.A.	3.950	01/21/50	2,326,997
	2,000,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,843,780
	2,250,000	g	Empresa de Transporte de Pasajeros Metro S.A.	3.650	05/07/30	2,522,794
	825,000	g	Kenbourne Invest S.A.	4.700	01/22/28	833,250
			TOTAL CHILE			20,364,289

CHINA - 3.0%
	3,100,000		China Evergrande Group	8.250	03/23/22	2,954,266
	2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,351,838
	1,000,000		Dalian Deta Holding Co Ltd	5.950	07/29/22	995,068
	3,000,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	3,016,481
	2,050,000	g	Lenovo Group Ltd	3.421	11/02/30	2,184,489
EUR	2,500,000	g	Prosus NV	2.031	08/03/32	3,152,991
	$2,600,000		Shimao Property Holdings Ltd	5.200	01/30/25	2,731,271
	625,000		Weibo Corp	3.500	07/05/24	655,980
	1,825,000		Weibo Corp	3.375	07/08/30	1,882,706
			TOTAL CHINA			19,925,090

COLOMBIA - 1.3%
	1,675,000		Bancolombia S.A.	4.625	12/18/29	1,729,437
	2,000,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,125,000
	1,000,000	g	Empresas Publicas de Medellin ESP	4.375	02/15/31	1,063,500
	2,075,000	g	Grupo Aval Ltd	4.375	02/04/30	2,143,475
	725,000	g	Millicom International Cellular S.A.	4.500	04/27/31	768,500
	475,000	g	Oleoducto Central S.A.	4.000	07/14/27	515,138
			TOTAL COLOMBIA			8,345,050

COSTA RICA - 0.5%
	2,278,510	g	Autopistas del Sol S.A.	7.375	12/30/30	2,239,502
	952,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	955,618
			TOTAL COSTA RICA			3,195,120

DOMINICAN REPUBLIC - 0.4%
	2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,590,000
			TOTAL DOMINICAN REPUBLIC			2,590,000

GHANA - 0.3%
	2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,618,750
	1,000,000	g	Tullow Oil plc	7.000	03/01/25	653,350
			TOTAL GHANA			2,272,100

GUATEMALA - 0.5%
	1,625,000	g	Banco Industrial S.A.	4.875	01/29/31	1,661,562
	1,750,000	g	Central American Bottling Corp	5.750	01/31/27	1,860,355
			TOTAL GUATEMALA			3,521,917

HONG KONG - 0.4%
	2,375,000	g	Melco Resorts Finance Ltd	5.750	07/21/28	2,522,725
	200,000	g	Melco Resorts Finance Ltd	5.375	12/04/29	210,489
			TOTAL HONG KONG			2,733,214
299

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

INDIA - 2.6%
	$2,325,000	g	Adani Green Energy UP Ltd	6.250%	12/10/24	$2,584,508
	2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375	07/03/29	2,302,352
	1,800,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	1,777,243
	2,100,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,147,258
	400,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	425,667
	2,250,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,452,815
	2,500,000	g	GMR Hyderabad International Airport Ltd	4.750	02/02/26	2,499,825
	2,200,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,310,657
			TOTAL INDIA			16,500,325

INDONESIA - 3.2%
	2,500,000	g	Indika Energy Capital IV Pte Ltd	8.250	10/22/25	2,682,500
	1,525,875	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,843,257
	300,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	318,375
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,292,994
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,411,413
	2,750,000	g	Pertamina Persero PT	4.150	02/25/60	2,855,073
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,310,000
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,606,820
	2,000,000	g	Saka Energi Indonesia PT	4.450	05/05/24	1,850,000
	2,086,100	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,372,939
			TOTAL INDONESIA			20,543,371

ISRAEL - 0.9%
	2,200,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	2,315,500
	3,100,000	g	Leviathan Bond Ltd	6.750	06/30/30	3,520,665
			TOTAL ISRAEL			5,836,165

JAMAICA - 0.0%
	266,926	†,g,o	Digicel Group 0.5 Ltd	8.000	04/01/25	162,825
	398,006	†,g,o	Digicel Group 0.5 Ltd	7.000	N/A‡	135,322
			TOTAL JAMAICA			298,147

KAZAKHSTAN - 2.1%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,056,219
	$497,343	g	Kazkommertsbank JSC	5.500	12/21/22	497,791
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	2,084,399
	3,000,000	g	KazMunayGas National Co JSC	3.500	04/14/33	3,275,419
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	2,146,998
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,831,280
	2,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	2,061,971
			TOTAL KAZAKHSTAN			13,954,077

KOREA, REPUBLIC OF - 0.1%
	850,000	g	Kookmin Bank	2.500	11/04/30	869,272
			TOTAL KOREA, REPUBLIC OF			869,272
300

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

KUWAIT - 0.4%
	$2,500,000	g	NBK Tier 1 Financing 2 Ltd	4.500%	N/A‡	$2,580,625
			TOTAL KUWAIT			2,580,625

MACAU - 0.7%
	1,325,000	g	MGM China Holdings Ltd	5.875	05/15/26	1,391,674
	575,000	g	Studio City Finance Ltd	5.000	01/15/29	580,750
	2,700,000	g	Wynn Macau Ltd	5.625	08/26/28	2,776,815
			TOTAL MACAU			4,749,239

MALAYSIA - 0.5%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	3,000,947
			TOTAL MALAYSIA			3,000,947

MEXICO - 5.1%
	5,750,000	†,g,q	Aerovias de Mexico S.A.	7.000	02/05/25	2,356,925
	3,000,000	g	Banco Nacional de Comercio Exterior SNC	3.800	08/11/26	2,996,280
	800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	834,000
	2,000,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,112,100
	2,000,000	g	Cemex SAB de C.V.	5.200	09/17/30	2,175,000
	1,575,000	g	Cemex SAB de C.V.	3.875	07/11/31	1,576,969
	2,000,000	g	Grupo Bimbo SAB de C.V.	4.000	09/06/49	2,173,213
	1,500,000	g	Industrias Penoles SAB de C.V.	4.750	08/06/50	1,691,625
	1,500,000	g	Mexico City Airport Trust	4.250	10/31/26	1,561,275
	1,630,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	1,665,860
	2,000,000		Petroleos Mexicanos	4.875	01/18/24	2,093,600
	1,000,000		Petroleos Mexicanos	4.500	01/23/26	987,500
	5,100,000		Petroleos Mexicanos	5.350	02/12/28	4,890,900
	4,647,000		Petroleos Mexicanos	6.840	01/23/30	4,670,235
	2,075,000		Petroleos Mexicanos	6.350	02/12/48	1,735,219
			TOTAL MEXICO			33,520,701

OMAN - 0.3%
	2,250,000	g	Oryx Funding Ltd	5.800	02/03/31	2,300,625
			TOTAL OMAN			2,300,625

PANAMA - 1.5%
	2,750,000	g	Banistmo S.A.	4.250	07/31/27	2,915,000
	1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,269,000
	2,000,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	2,459,640
	1,025,000	g	ENA Master Trust	4.000	05/19/48	1,103,002
	1,700,000	g	UEP Penonome II S.A.	6.500	10/01/38	1,781,600
			TOTAL PANAMA			9,528,242

PERU - 1.7%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,900,792
	$2,825,000	g	Banco de Credito del Peru	3.125	07/01/30	2,906,275
	1,500,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	1,548,750
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,455,250
	975,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,073,719
			TOTAL PERU			10,884,786
301

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

RUSSIA - 0.9%
$3,000,000	g	LUKOIL Securities BV	3.875%	05/06/30	$3,198,000
2,750,000	g	Sovcombank Via SovCom Capital DAC	3.400	01/26/25	2,764,220
		TOTAL RUSSIA			5,962,220

SAUDI ARABIA - 0.6%
3,500,000	g	Saudi Arabian Oil Co	2.875	04/16/24	3,706,120
		TOTAL SAUDI ARABIA			3,706,120

SINGAPORE - 0.4%
2,500,000	g	Oversea-Chinese Banking Corp Ltd	1.832	09/10/30	2,529,331
		TOTAL SINGAPORE			2,529,331

SOUTH AFRICA - 2.2%
2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	2,085,788
1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,798,447
2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,788,750
3,500,000	†,g,q	Petra Diamonds US Treasury plc	7.250	05/01/22	1,452,500
3,000,000		SASOL Financing USA LLC	5.875	03/27/24	3,157,500
3,000,000	g	Transnet SOC Ltd	4.000	07/26/22	3,057,202
		TOTAL SOUTH AFRICA			14,340,187

SPAIN - 0.8%
3,000,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	3,030,000
1,995,367	g	International Airport Finance S.A.	12.000	03/15/33	1,935,506
		TOTAL SPAIN			4,965,506

TANZANIA, UNITED REPUBLIC OF - 0.3%
2,050,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	2,195,492
		TOTAL TANZANIA, UNITED REPUBLIC OF			2,195,492

THAILAND - 1.0%
3,000,000	g	Bangkok Bank PCL	5.000	N/A‡	3,146,250
2,750,000	g	PTTEP Treasury Center Co Ltd	3.903	12/06/59	3,112,317
		TOTAL THAILAND			6,258,567

TRINIDAD AND TOBAGO - 0.4%
2,350,000	g	National Gas Company of Trinidad and Tobago Limited	6.050	01/15/36	2,496,898
		TOTAL TRINIDAD AND TOBAGO			2,496,898

TURKEY - 1.9%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	2,130,842
1,900,000	g	Akbank T.A.S.	7.200	03/16/27	1,915,200
500,000	g	Akbank T.A.S.	6.797	04/27/28	494,640
2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,979,320
3,000,000	g	Turkiye Vakiflar Bankasi TAO	6.500	01/08/26	3,099,647
2,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	2,522,067
		TOTAL TURKEY			12,141,716
302

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

UKRAINE - 1.5%
$1,500,000	g	Kernel Holding S.A.	6.750%	10/27/27	$1,593,110
450,000	g	Metinvest BV	7.650	10/01/27	484,425
2,250,000	g	Metinvest BV	7.750	10/17/29	2,419,020
2,000,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	2,054,298
2,000,000	g	NAK Naftogaz Ukraine via Kondor Finance plc	7.625	11/08/26	2,034,218
1,200,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	1,301,740
		TOTAL UKRAINE			9,886,811

UNITED ARAB EMIRATES - 1.4%
1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,399,822
1,325,000	g	DAE Funding LLC	3.375	03/20/28	1,363,094
2,100,000	g	DP World Ltd	5.625	09/25/48	2,621,955
1,000,000	g	Galaxy Pipeline Assets Bidco Ltd	3.250	09/30/40	1,018,132
2,000,000	g	MDGH-GMTN BV	3.700	11/07/49	2,200,000
		TOTAL UNITED ARAB EMIRATES			9,603,003

UNITED KINGDOM - 0.5%
3,000,000	g	Standard Chartered plc	3.265	02/18/36	3,065,215
		TOTAL UNITED KINGDOM			3,065,215

ZAMBIA - 0.5%
3,000,000	g	First Quantum Minerals Ltd	6.875	10/15/27	3,236,040
		TOTAL ZAMBIA			3,236,040

		TOTAL CORPORATE BONDS			303,566,522
		(Cost $292,002,708)

GOVERNMENT BONDS - 49.2%

ANGOLA - 1.0%
2,250,000	g	Angolan Government International Bond	8.250	05/09/28	2,244,683
1,775,000	g	Angolan Government International Bond	8.000	11/26/29	1,753,084
2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,475,413
		TOTAL ANGOLA			6,473,180

ARGENTINA - 0.6%
401,364		Argentina Republic Government International Bond	1.000	07/09/29	166,566
2,988,760		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	1,144,695
5,134,989		Argentine Republic Government International Bond (Step Bond)	0.125	07/09/35	1,758,734
2,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	983,812
		TOTAL ARGENTINA			4,053,807

AZERBAIJAN - 0.6%
3,023,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,638,936
		TOTAL AZERBAIJAN			3,638,936

BAHRAIN - 0.9%
1,500,000	g	Bahrain Government International Bond	4.250	01/25/28	1,504,298
303

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,950,000	g	Bahrain Government International Bond	5.625%	09/30/31	$2,001,285
	2,450,000	g	CBB International Sukuk Programme Co SPC	6.250	11/14/24	2,704,744
			TOTAL BAHRAIN			6,210,327

BARBADOS - 0.5%
	533	g	Barbados Government International Bond	6.500	02/01/21	533
	3,314,800	g	Barbados Government International Bond	6.500	10/01/29	3,331,374
			TOTAL BARBADOS			3,331,907

BENIN - 0.3%
EUR	1,000,000	g	Benin Government International Bond	4.875	01/19/32	1,202,970
	625,000	g	Benin Government International Bond	6.875	01/19/52	799,292
			TOTAL BENIN			2,002,262

BERMUDA - 0.5%
	$2,000,000	g	Bermuda Government International Bond	4.750	02/15/29	2,409,000
	595,000	g	Bermuda Government International Bond	2.375	08/20/30	615,825
			TOTAL BERMUDA			3,024,825

BRAZIL - 1.8%
BRL	9,475,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/25	1,731,732
	5,982,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,251,675
	$4,600,000		Brazilian Government International Bond	3.875	06/12/30	4,738,000
	2,050,000		Brazilian Government International Bond	5.625	02/21/47	2,288,825
	2,000,000		Brazilian Government International Bond	4.750	01/14/50	2,005,000
			TOTAL BRAZIL			12,015,232

CHINA - 0.6%
CNY	3,200,000		China Government International Bond	2.880	11/05/23	495,065
	2,400,000		China Government International Bond	2.360	07/02/23	367,030
	17,000,000		China Government International Bond	3.120	12/05/26	2,647,986
			TOTAL CHINA			3,510,081

COLOMBIA - 0.9%
	$2,500,000		Colombia Government International Bond	3.000	01/30/30	2,575,000
	2,000,000		Colombia Government International Bond	3.875	02/15/61	1,973,020
COP	3,495,000,000		Colombian TES	7.250	10/26/50	1,036,542
			TOTAL COLOMBIA			5,584,562

COSTA RICA - 0.3%
	$2,500,000	g	Costa Rica Government International Bond	5.625	04/30/43	2,230,000
			TOTAL COSTA RICA			2,230,000

COTE D’IVOIRE - 0.3%
	1,767,362	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,791,664
			TOTAL COTE D’IVOIRE			1,791,664

DOMINICAN REPUBLIC - 2.5%
	3,425,000	g	Dominican Republic Government International Bond	6.875	01/29/26	4,048,350
DOP	22,500,000	g	Dominican Republic Government International Bond	9.750	06/05/26	413,590
304

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

DOP	27,000,000	g	Dominican Republic Government International Bond	11.250%	02/05/27	$536,635
	74,000,000	g	Dominican Republic Government International Bond	10.375	01/11/30	1,452,294
	$4,000,000	g	Dominican Republic Government International Bond	4.875	09/23/32	4,266,000
	3,060,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,841,830
	1,050,000	g	Dominican Republic Government International Bond	5.300	01/21/41	1,084,125
			TOTAL DOMINICAN REPUBLIC			15,642,824

ECUADOR - 0.9%
	744,229	g	Ecuador Government International Bond	0.000	07/31/30	320,026
	2,532,600	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	1,348,609
	6,637,020	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	3,019,844
	3,041,800	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	1,323,183
	316,042	g	Petroamazonas EP	4.625	12/06/21	292,339
			TOTAL ECUADOR			6,304,001

EGYPT - 2.4%
EGP	12,500,000		Egypt Government International Bond	16.000	06/11/22	817,813
	$1,275,000	g	Egypt Government International Bond	5.750	05/29/24	1,372,951
	3,200,000	g	Egypt Government International Bond	6.588	02/21/28	3,471,073
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,632,629
EUR	500,000	g	Egypt Government International Bond	5.625	04/16/30	626,438
	$2,225,000	g	Egypt Government International Bond	7.053	01/15/32	2,376,145
	4,050,000	g	Egypt Government International Bond	8.500	01/31/47	4,456,062
	1,000,000	g	Egypt Government International Bond	8.150	11/20/59	1,059,404
			TOTAL EGYPT			15,812,515

EL SALVADOR - 0.5%
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	2,983,750
			TOTAL EL SALVADOR			2,983,750

GHANA - 1.3%
GHS	2,965,000	g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	523,492
	$2,825,000	g	Ghana Government International Bond	8.125	03/26/32	2,957,637
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	2,004,720
	1,000,000	g	Ghana Government International Bond	8.750	03/11/61	1,001,702
GHS	6,658,000		Republic of Ghana Government Bonds	16.500	02/06/23	1,125,865
			TOTAL GHANA			7,613,416

GREECE - 0.6%
EUR	2,850,000	g	Hellenic Republic Government International Bond	2.000	04/22/27	3,815,996
			TOTAL GREECE			3,815,996

GUATEMALA - 0.9%
	$1,950,000	g	Guatemala Government International Bond	4.500	05/03/26	2,128,425
	1,275,000	g	Guatemala Government International Bond	5.375	04/24/32	1,510,875
	2,375,000	g	Guatemala Government International Bond	6.125	06/01/50	2,939,063
			TOTAL GUATEMALA			6,578,363
305

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

HONDURAS - 0.3%
	$1,525,000	g	Honduras Government International Bond	6.250%	01/19/27	$1,746,125
			TOTAL HONDURAS			1,746,125

INDIA - 0.9%
	3,000,000	g	Export-Import Bank of India	3.250	01/15/30	3,139,620
	2,700,000	g	Export-Import Bank of India	2.250	01/13/31	2,602,551
			TOTAL INDIA			5,742,171

INDONESIA - 1.0%
	1,275,000	g	Indonesia Government International Bond	4.625	04/15/43	1,527,660
IDR	12,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	966,844
	8,730,000,000		Indonesia Treasury Bond	7.000	09/15/30	652,224
	21,300,000,000		Indonesia Treasury Bond	8.375	03/15/34	1,719,273
	$1,900,000	g	Perusahaan Penerbit SBSN Indonesia III	2.800	06/23/30	1,986,849
			TOTAL INDONESIA			6,852,850

IRAQ - 0.7%
	2,850,000	g	Iraq Government International Bond	6.752	03/09/23	2,788,220
	1,837,500	g	Iraq Government International Bond	5.800	01/15/28	1,727,434
			TOTAL IRAQ			4,515,654

ISRAEL - 0.5%
	2,350,000		State of Israel	3.375	01/15/50	2,558,586
	825,000		State of Israel	3.800	05/13/60	959,802
			TOTAL ISRAEL			3,518,388

JAMAICA - 1.4%
	500,000		Jamaica Government International Bond	7.625	07/09/25	587,500
	2,950,000		Jamaica Government International Bond	8.000	03/15/39	4,199,325
	3,135,000		Jamaica Government International Bond	7.875	07/28/45	4,412,513
			TOTAL JAMAICA			9,199,338

JORDAN - 0.8%
	3,050,000	g	Jordan Government International Bond	4.950	07/07/25	3,255,132
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	2,274,440
			TOTAL JORDAN			5,529,572

KAZAKHSTAN - 0.6%
	1,600,000	g	Kazakhstan Government International Bond	6.500	07/21/45	2,522,329
KZT	615,000,000	†	National Bank of Kazakhstan Notes	0.000	07/23/21	1,375,954
			TOTAL KAZAKHSTAN			3,898,283

KENYA - 1.0%
	$1,950,000	g	Kenya Government International Bond	6.875	06/24/24	2,153,348
	900,000	g	Kenya Government International Bond	7.000	05/22/27	994,706
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,596,119
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,502,497
			TOTAL KENYA			7,246,670
306

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

LEBANON - 0.2%
	$3,200,000	†,q	Lebanon Government International Bond	6.250%	11/04/24	$403,642
	3,800,000	†,q	Lebanon Government International Bond	6.850	03/23/27	482,775
			TOTAL LEBANON			886,417

MALAYSIA - 0.1%
MYR	1,900,000		Malaysia Government International Bond	3.828	07/05/34	494,356
			TOTAL MALAYSIA			494,356

MEXICO - 1.2%
MXN	38,600,000		Mexican Bonos	7.500	06/03/27	2,152,931
	41,700,000		Mexican Bonos	7.750	05/29/31	2,379,396
	$2,775,000		Mexico Government International Bond	4.750	04/27/32	3,235,650
			TOTAL MEXICO			7,767,977

MONGOLIA - 0.2%
	1,425,000	g	Mongolia Government International Bond	5.125	04/07/26	1,521,207
			TOTAL MONGOLIA			1,521,207

MOROCCO - 0.9%
	1,000,000	g	Morocco Government International Bond	2.375	12/15/27	1,003,947
	525,000	g	Morocco Government International Bond	3.000	12/15/32	528,915
	2,850,000	g	Morocco Government International Bond	5.500	12/11/42	3,519,750
	525,000	g	Morocco Government International Bond	4.000	12/15/50	535,346
			TOTAL MOROCCO			5,587,958

NIGERIA - 1.2%
	1,700,000	g	Nigeria Government International Bond	7.625	11/21/25	1,949,665
	3,475,000	g	Nigeria Government International Bond	6.500	11/28/27	3,746,781
	2,000,000	g	Nigeria Government International Bond	7.696	02/23/38	2,105,300
			TOTAL NIGERIA			7,801,746

OMAN - 1.6%
	1,500,000	g	Oman Government International Bond	5.375	03/08/27	1,553,096
	4,750,000	g	Oman Government International Bond	6.750	10/28/27	5,249,980
	1,500,000	g	Oman Government International Bond	6.250	01/25/31	1,590,114
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,166,520
	1,025,000	g	Oman Government International Bond	6.750	01/17/48	1,009,379
			TOTAL OMAN			10,569,089

PAKISTAN - 0.5%
	3,200,000	g	Pakistan Government International Bond	6.875	12/05/27	3,422,297
			TOTAL PAKISTAN			3,422,297

PANAMA - 0.5%
	2,850,000		Panama Notas del Tesoro	3.750	04/17/26	3,116,190
			TOTAL PANAMA			3,116,190

PARAGUAY - 0.6%
	1,300,000	g	Paraguay Government International Bond	2.739	01/29/33	1,329,640
	1,900,000	g	Paraguay Government International Bond	5.400	03/30/50	2,360,750
			TOTAL PARAGUAY			3,690,390
307

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PERU - 0.7%
	$3,000,000	g	Corp Financiera de Desarrollo S.A.	2.400%	09/28/27	$3,046,500
PEN	4,450,000	g	Peruvian Government International Bond	6.950	08/12/31	1,571,013
			TOTAL PERU			4,617,513

QATAR - 0.4%
	$2,150,000	g	Qatar Government International Bond	3.750	04/16/30	2,504,622
			TOTAL QATAR			2,504,622

REPUBLIC OF SERBIA - 0.7%
	2,725,000	g	Serbia Government International Bond	2.125	12/01/30	2,639,373
RSD	147,700,000		Serbia Treasury Bonds	4.500	08/20/32	1,679,753
			TOTAL REPUBLIC OF SERBIA			4,319,126

ROMANIA - 0.8%
RON	3,550,000		Romanian Government International Bond	4.150	01/26/28	974,855
	$3,380,000	g	Romanian Government International Bond	3.000	02/14/31	3,580,994
	1,400,000	g	Romanian Government International Bond	4.000	02/14/51	1,490,767
			TOTAL ROMANIA			6,046,616

RUSSIA - 1.2%
RUB	105,300,000		Russian Federal Bond-OFZ	7.100	10/16/24	1,475,394
	75,000,000		Russian Federal Bond-OFZ	7.950	10/07/26	1,096,234
	64,000,000		Russian Federal Bond-OFZ	7.650	04/10/30	931,789
	$1,200,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	1,383,246
	2,800,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,481,632
			TOTAL RUSSIA			8,368,295

RWANDA - 0.4%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,646,742
			TOTAL RWANDA			2,646,742

SAUDI ARABIA - 1.5%
	1,000,000	g	Saudi Government International Bond	2.900	10/22/25	1,075,640
	2,400,000	g	Saudi Government International Bond	3.250	10/26/26	2,633,712
	2,500,000	g	Saudi Government International Bond	2.250	02/02/33	2,470,026
	2,000,000	g	Saudi Government International Bond	3.750	01/21/55	2,111,640
	1,500,000	g	Saudi Government International Bond	3.450	02/02/61	1,488,149
			TOTAL SAUDI ARABIA			9,779,167

SENEGAL - 0.5%
	950,000	g	Senegal Government International Bond	6.250	05/23/33	1,042,378
	1,900,000	g	Senegal Government International Bond	6.750	03/13/48	2,026,065
			TOTAL SENEGAL			3,068,443

SOUTH AFRICA - 1.6%
	1,025,000		Republic of South Africa Government International Bond	5.650	09/27/47	979,131
	1,500,000		Republic of South Africa Government International Bond	5.750	09/30/49	1,442,898
308

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

ZAR	7,500,000		South Africa Government International Bond	10.500%	12/21/26	$584,996
	$3,000,000		South Africa Government International Bond	4.300	10/12/28	3,054,658
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	3,348,465
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	1,178,890
			TOTAL SOUTH AFRICA			10,589,038

SRI LANKA - 0.4%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,143,134
	1,000,000	g	Sri Lanka Government International Bond	6.825	07/18/26	610,000
	1,650,000	g	Sri Lanka Government International Bond	7.550	03/28/30	990,000
			TOTAL SRI LANKA			2,743,134

SUPRANATIONAL - 0.3%
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	2,184,980
			TOTAL SUPRANATIONAL			2,184,980

THAILAND - 0.3%
THB	11,000,000		Thailand Government International Bond	2.875	12/17/28	416,590
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,486,355
			TOTAL THAILAND			1,902,945

TRINIDAD AND TOBAGO - 0.2%
	1,050,000	g	Trinidad & Tobago Government International Bond	4.500	06/26/30	1,120,245
			TOTAL TRINIDAD AND TOBAGO			1,120,245

TUNISIA - 0.2%
	1,100,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,002,121
			TOTAL TUNISIA			1,002,121

TURKEY - 2.4%
TRY	8,000,000		Turkey Government International Bond	10.600	02/11/26	1,001,469
	$2,000,000		Turkey Government International Bond	5.125	02/17/28	2,020,428
	2,500,000		Turkey Government International Bond	5.250	03/13/30	2,484,704
	1,500,000		Turkey Government International Bond	5.875	06/26/31	1,527,872
	4,350,000		Turkey Government International Bond	4.875	04/16/43	3,681,640
	1,250,000		Turkey Government International Bond	6.625	02/17/45	1,265,500
	3,000,000	g	Turkiye Ihracat Kredit Bankasi	5.375	10/24/23	3,041,402
			TOTAL TURKEY			15,023,015

UGANDA - 0.2%
UGX	4,800,000,000		Republic of Uganda Government Bonds	14.250	08/23/29	1,179,730
			TOTAL UGANDA			1,179,730

UKRAINE - 2.6%
UAH	6,914,000		Ukraine Government International Bond	18.000	03/24/21	248,267
	37,000,000		Ukraine Government International Bond	15.840	02/26/25	1,447,659
	$5,000,000	g	Ukraine Government International Bond	7.750	09/01/25	5,579,450
	1,450,000	g	Ukraine Government International Bond	9.750	11/01/28	1,758,548
EUR	1,425,000	g	Ukraine Government International Bond	4.375	01/27/30	1,643,062
	$3,500,000	g	Ukraine Government International Bond	7.253	03/15/33	3,722,838
	2,320,000	g	Ukraine Government International Bond	0.000	05/31/40	2,615,800
			TOTAL UKRAINE			17,015,624
309

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

UNITED ARAB EMIRATES - 0.5%
	$3,000,000	g	Abu Dhabi Government International Bond		2.700%	09/02/70	$2,760,341
	1,000,000		Emirate of Dubai Government International Bonds		3.900	09/09/50	960,076
			TOTAL UNITED ARAB EMIRATES				3,720,417

URUGUAY - 1.3%
UYU	62,000,000		Uruguay Government International Bond		9.875	06/20/22	1,528,244
	$5,303,796		Uruguay Government International Bond		4.375	01/23/31	6,377,868
	700,000		Uruguay Government International Bond		4.975	04/20/55	933,632
			TOTAL URUGUAY				8,839,744

UZBEKISTAN - 1.0%
UZS	7,990,000,000	g	Republic of Uzbekistan Government International Bond		14.500	11/25/23	751,158
	$675,000	g	Republic of Uzbekistan Government International Bond		3.700	11/25/30	696,568
	4,550,000	g	Republic of Uzbekistan Government International Bond		5.375	02/20/29	5,205,780
			TOTAL UZBEKISTAN				6,653,506

ZAMBIA - 0.4%
	400,000	†,g	Zambia Government International Bond		5.375	09/20/22	203,144
	3,900,000	†,g	Zambia Government International Bond		8.500	04/14/24	2,066,376
	750,000	†,g	Zambia Government International Bond		8.970	07/30/27	390,000
			TOTAL ZAMBIA				2,659,520

			TOTAL GOVERNMENT BONDS				321,708,869
			(Cost $319,152,862)

STRUCTURED ASSETS - 0.5%

JERSEY, C.I. - 0.2%
	1,615,385	†,i	ARTS Ltd	LIBOR 3 M + 1.780%	1.997	09/15/21	1,591,154
			Series - 0 2016 53 (Class NOTE)
			TOTAL JERSEY, C.I.				1,591,154

SPAIN - 0.3%
	1,750,000	†,i	Garanti Diversified Payment Rights Finance Co	LIBOR 3 M + 3.172%	3.397	10/09/21	1,728,125
			Series - 0 2016 A (Class A)
			TOTAL SPAIN				1,728,125

			TOTAL STRUCTURED ASSETS				3,319,279
			(Cost $3,329,295)

			TOTAL BONDS				628,594,670
			(Cost $614,484,865)
310

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
SHARES			COMPANY	RATE	DATE	VALUE

COMMON STOCKS - 0.1%
BRAZIL - 0.0%
	$151,162	*	Oi S.A. (ADR)			$279,650
			TOTAL BRAZIL			279,650

			TOTAL COMMON STOCKS			279,650
			(Cost $1,044,572)

SHORT-TERM INVESTMENTS - 2.1%
EGYPT - 0.3%
EGP	26,900,000		Egypt Treasury Bill	12.826%	05/18/21	1,652,288
			TOTAL EGYPT			1,652,288

REPURCHASE AGREEMENT - 1.9%
UNITED STATES - 1.9%
	$12,280,000	r	Fixed Income Clearing Corp (FICC)	0.040	02/01/21	12,280,000
			TOTAL UNITED STATES			12,280,000
			TOTAL REPURCHASE AGREEMENT			12,280,000

			TOTAL SHORT-TERM INVESTMENTS			13,932,288
			(Cost $13,927,426)

			TOTAL INVESTMENTS - 99.5%			650,189,733
			(Cost $636,644,609)
			OTHER ASSETS & LIABILITIES, NET - 0.5%			3,518,155
			NET ASSETS - 100.0%			$653,707,888

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
CNY	Chinese Yuan
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
GMTN	Global Medium Term Note
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani so‘m
ZAR	South African Rand
311

TIAA-CREF FUNDS - Emerging Markets Debt Fund

*	Non-income producing
‡	Perpetual security
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/2021, the aggregate value of these securities is $482,911,787 or 73.9% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 0.040% dated 01/31/21 to be repurchased at $12,280,000 on 02/01/21, collateralized by U.S. Treasury Notes valued at $12,525,671.
312

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

		% OF
SECTOR	VALUE	NET ASSETS

GOVERNMENT	$321,708,869	49.2%
FINANCIALS	65,144,532	10.0
ENERGY	63,930,894	9.8
UTILITIES	42,969,542	6.6
INDUSTRIALS	35,517,269	5.4
MATERIALS	35,229,119	5.4
COMMUNICATION SERVICES	22,889,984	3.5
CONSUMER STAPLES	21,216,687	3.3
CONSUMER DISCRETIONARY	14,109,406	2.2
REAL ESTATE	8,037,375	1.2
ASSET BACKED SECURITIES	3,319,279	0.5
INFORMATION TECHNOLOGY	2,184,489	0.3
SHORT-TERM INVESTMENTS	13,932,288	2.1
OTHER ASSETS & LIABILITIES, NET	3,518,155	0.5

NET ASSETS	$653,707,888	100.0%
313

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2021

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 1.1%

AUSTRALIA - 0.1%
	$389,254	i	Hamilton HoldCo LLC	LIBOR 3 M + 2.000%	2.260%	01/02/27	$386,334
			TOTAL AUSTRALIA				386,334

CANADA - 0.1%
	392,865	i	1011778 BC ULC	LIBOR 1 M + 1.750%	1.871	11/19/26	389,836
			TOTAL CANADA				389,836

IRELAND - 0.1%
	261,086	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	260,196
	347,375	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/12/27	344,721
			TOTAL IRELAND				604,917

LUXEMBOURG - 0.1%
	432,816	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.121	03/31/24	430,012
			TOTAL LUXEMBOURG				430,012

UNITED STATES - 0.7%
	336,425	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.127	12/14/23	311,907
	365,786	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.121	06/02/25	365,844
	267,770	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.500%	3.500	03/01/24	267,770
	316,688	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	317,109
	120,625	i	Endo Luxembourg Finance I Co Sarl	LIBOR 3 M + 4.250%	5.000	04/29/24	119,570
	487,342	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.133	10/04/23	485,651
	449,730	i	Plantronics, Inc	LIBOR 1 M + 2.500%	2.621	07/02/25	444,419
	339,128	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.121	02/22/24	334,200
	415,787	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	1.871	04/25/25	411,480
	329,018	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	306,809
			TOTAL UNITED STATES				3,364,759

			TOTAL BANK LOAN OBLIGATIONS				5,175,858
			(Cost $5,254,502)

BONDS - 94.4%

CORPORATE BONDS - 19.0%

AUSTRALIA - 0.2%
EUR	700,000	h,z	Australia & New Zealand Banking Group Ltd		0.669	05/05/31	848,253
			TOTAL AUSTRALIA				848,253

CANADA - 0.1%
	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	333,211
			TOTAL CANADA				333,211
314

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CHILE - 0.4%
	$300,000		Celulosa Arauco y Constitucion S.A.	3.875%	11/02/27	$330,000
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	280,375
	200,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	225,000
	425,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	475,524
	325,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	318,372
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	476,614
	200,000		Enel Chile S.A.	4.875	06/12/28	234,900
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	221,500
			TOTAL CHILE			2,562,285

CHINA - 0.2%
	500,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	502,747
	350,000		JD.com, Inc	3.375	01/14/30	379,603
EUR	125,000	g	Prosus NV	2.031	08/03/32	157,649
	$250,000	g	Tencent Holdings Ltd	3.975	04/11/29	281,622
			TOTAL CHINA			1,321,621

COLOMBIA - 0.2%
	350,000		Bancolombia S.A.	3.000	01/29/25	360,504
	300,000		Ecopetrol S.A.	5.375	06/26/26	340,800
	75,000		Ecopetrol S.A.	6.875	04/29/30	93,375
			TOTAL COLOMBIA			794,679

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	492,143
			TOTAL CZECH REPUBLIC			492,143

DENMARK - 0.1%
GBP	500,000		Danske Bank A.S.	2.250	01/14/28	710,730
			TOTAL DENMARK			710,730

FRANCE - 1.1%
EUR	600,000		Airbus SE	1.625	06/09/30	791,711
	250,000	g	Altice France S.A.	5.875	02/01/27	325,080
	$525,000	g	BNP Paribas S.A.	1.904	09/30/28	534,817
EUR	700,000	z	BPCE S.A.	0.250	01/14/31	841,988
	600,000		Electricite de France S.A.	2.000	10/02/30	840,240
	300,000	z	La Poste S.A.	0.625	01/18/36	363,736
GBP	700,000	z	Societe Generale S.A.	1.250	12/07/27	952,444
EUR	500,000	z	Societe Generale S.A.	0.500	06/12/29	601,323
			TOTAL FRANCE			5,251,339

GERMANY - 0.7%
	$700,000		Deutsche Bank AG.	2.129	11/24/26	710,328
EUR	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	929,549
	600,000		Volkswagen Bank GmbH	2.500	07/31/26	813,291
GBP	800,000		Volkswagen International Finance NV	3.375	11/16/26	1,227,247
			TOTAL GERMANY			3,680,415
315

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

INDIA - 0.2%
	$200,000	g	Adani Ports & Special Economic Zone Ltd	3.375%	07/24/24	$208,844
	475,000	g	ICICI Bank Ltd	3.800	12/14/27	515,309
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	209,817
	250,000	z	Power Finance Corp Ltd	3.350	05/16/31	251,517
			TOTAL INDIA			1,185,487

INDONESIA - 0.1%
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	239,512
	200,000	g	Pertamina Persero PT	3.650	07/30/29	219,681
	225,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	253,125
			TOTAL INDONESIA			712,318

ISRAEL - 0.2%
	300,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	315,750
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	712,185
			TOTAL ISRAEL			1,027,935

ITALY - 0.3%
	700,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	792,719
	750,000	g	UniCredit S.p.A	2.569	09/22/26	760,343
			TOTAL ITALY			1,553,062

JAPAN - 0.5%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	625,592
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	621,228
	500,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	744,538
	500,000		Takeda Pharmaceutical Co Ltd	1.375	07/09/32	648,707
			TOTAL JAPAN			2,640,065

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	543,377
	400,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	412,394
			TOTAL KAZAKHSTAN			955,771

KOREA, REPUBLIC OF - 0.2%
	200,000	g	Kookmin Bank	2.500	11/04/30	204,535
	400,000	g	POSCO	2.500	01/17/25	417,993
EUR	300,000	z	Shinhan Bank Co Ltd	0.250	10/16/24	368,779
	$250,000	z	SK Battery America, Inc	2.125	01/26/26	249,745
			TOTAL KOREA, REPUBLIC OF			1,241,052

LUXEMBOURG - 0.3%
EUR	350,000	g	INEOS Finance plc	2.875	05/01/26	430,005
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	724,804
			TOTAL LUXEMBOURG			1,154,809

MALAYSIA - 0.1%
	$250,000	z	Axiata Spv5 Labuan Ltd	3.064	08/19/50	248,333
316

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$200,000	g	Petronas Capital Ltd	3.500%	04/21/30	$224,864
			TOTAL MALAYSIA			473,197

MEXICO - 0.5%
	500,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	572,225
	225,000	g	BBVA Bancomer S.A.	1.875	09/18/25	226,305
	300,000	g	Fresnillo plc	4.250	10/02/50	319,350
	200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	239,779
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	240,584
	$500,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	547,625
			TOTAL MEXICO			2,145,868

NETHERLANDS - 0.1%
EUR	375,000	g	OCI NV	3.125	11/01/24	464,438
			TOTAL NETHERLANDS			464,438

PANAMA - 0.1%
	$300,000	g	Banco General S.A.	4.125	08/07/27	335,628
			TOTAL PANAMA			335,628

PERU - 0.0%
	200,000	g	Credicorp Ltd	2.750	06/17/25	207,600
	200,000	g	Kallpa Generacion SA	4.125	08/16/27	216,910
			TOTAL PERU			424,510

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,255,150
			TOTAL PORTUGAL			1,255,150

QATAR - 0.2%
	$300,000	z	QIB Sukuk Ltd	1.950	10/27/25	302,628
	300,000	z	QNB Finance Ltd	1.625	09/22/25	303,168
	250,000	z	QNB Finance Ltd	2.750	02/12/27	264,681
			TOTAL QATAR			870,477

RUSSIA - 0.2%
EUR	300,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	384,110
	$500,000	g	LUKOIL Securities BV	3.875	05/06/30	533,000
			TOTAL RUSSIA			917,110

SAUDI ARABIA - 0.2%
	250,000	g	SABIC Capital II BV	4.000	10/10/23	270,685
	275,000	g	Saudi Arabian Oil Co	2.250	11/24/30	274,663
	300,000	z	Saudi Electricity Global Sukuk Co 5	2.413	09/17/30	305,130
			TOTAL SAUDI ARABIA			850,478

SINGAPORE - 0.3%
	250,000	z	SingTel Group Treasury Pte Ltd	1.875	06/10/30	252,523
EUR	400,000	z	Temasek Financial I Ltd	0.500	11/20/31	489,468
	$500,000	z	United Overseas Bank Ltd	1.750	03/16/31	504,140
			TOTAL SINGAPORE			1,246,131
317

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SPAIN - 0.4%
EUR	600,000		Banco Bilbao Vizcaya Argentaria S.A.	6.000%	N/A‡	$800,943
	$800,000		Banco Santander S.A.	7.500	N/A‡	876,728
			TOTAL SPAIN			1,677,671

SWITZERLAND - 0.6%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	1,008,169
GBP	700,000	z	Credit Suisse Group AG.	2.250	06/09/28	1,009,602
EUR	600,000	z	UBS Group AG	0.250	11/05/28	725,893
			TOTAL SWITZERLAND			2,743,664

TANZANIA, UNITED REPUBLIC OF - 0.1%
	$450,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	481,937
			TOTAL TANZANIA, UNITED REPUBLIC OF			481,937

THAILAND - 0.1%
	200,000	g,z	PTTEP Treasury Center Co Ltd	2.587	06/10/27	211,136
	300,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	300,868
			TOTAL THAILAND			512,004

UNITED ARAB EMIRATES - 0.4%
	200,000	g	DAE Funding LLC	3.375	03/20/28	205,750
	400,000	g	DP World Ltd	5.625	09/25/48	499,420
	500,000	z	EI Sukuk Co Ltd	1.827	09/23/25	501,444
GBP	300,000	z	First Abu Dhabi Bank PJSC	1.375	02/19/23	415,424
	$300,000	z	National Central Cooling Co PJSC	2.500	10/21/27	304,058
			TOTAL UNITED ARAB EMIRATES			1,926,096

UNITED KINGDOM - 1.5%
GBP	1,050,000		BAE Systems plc	4.125	06/08/22	1,507,081
EUR	800,000	z	Barclays plc	0.625	11/14/23	981,393
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,318,555
GBP	750,000		HSBC Holdings plc	2.175	06/27/23	1,049,003
UGX	3,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	723,267
EUR	750,000		Natwest Group plc	1.750	03/02/26	962,695
	750,000		RELX Capital, Inc	1.300	05/12/25	961,305
			TOTAL UNITED KINGDOM			7,503,299

UNITED STATES - 8.8%
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	657,089
	1,200,000		AbbVie, Inc	1.250	06/01/24	1,513,753
	150,000		AbbVie, Inc	2.625	11/15/28	214,454
	400,000	g	Adient Global Holdings Ltd	3.500	08/15/24	486,056
JPY	100,000,000		Aflac, Inc	0.550	03/12/30	925,852
EUR	575,000		American Honda Finance Corp	1.950	10/18/24	749,993
	300,000		American Tower Corp	1.375	04/04/25	381,759
	600,000		American Tower Corp	1.950	05/22/26	787,773
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,375,146
	600,000		Aon plc	2.875	05/14/26	829,133
318

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	1,125,000		Apple, Inc	1.375%	05/24/29	$1,511,444
	500,000		Aptiv plc	1.500	03/10/25	640,634
	300,000	g	Ashland Services BV	2.000	01/30/28	364,593
	500,000		AT&T, Inc	2.350	09/05/29	695,284
	500,000	g	Avantor Funding, Inc	3.875	07/15/28	637,127
	325,000		Ball Corp	0.875	03/15/24	396,010
	500,000	z	Bank of America Corp	1.662	04/25/28	658,929
	500,000	z	Bank of America Corp	0.654	10/26/31	613,975
	700,000		Becton Dickinson & Co	1.401	05/24/23	875,702
	670,000		Becton Dickinson & Co	1.900	12/15/26	880,626
	100,000		Capital One Financial Corp	0.800	06/12/24	124,110
	350,000		Chubb INA Holdings, Inc	0.875	06/15/27	444,189
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	992,009
	350,000		Chubb INA Holdings, Inc	1.400	06/15/31	463,062
	750,000	z	Citigroup, Inc	1.250	07/06/26	954,300
GBP	500,000	z	Citigroup, Inc	1.750	10/23/26	714,821
EUR	600,000		Coca-Cola Co	0.800	03/15/40	739,199
	700,000		Comcast Corp	0.250	05/20/27	860,982
	900,000		DH Europe Finance Sarl	1.200	06/30/27	1,162,161
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	146,638
	200,000		Discovery Communications LLC	2.500	09/20/24	288,154
EUR	400,000		FedEx Corp	1.000	01/11/23	494,796
	500,000		FedEx Corp	1.625	01/11/27	660,189
	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	472,109
GBP	600,000		Fiserv, Inc	3.000	07/01/31	938,411
EUR	400,000		Goldman Sachs Group, Inc	1.375	05/15/24	500,603
	500,000	z	Goldman Sachs Group, Inc	0.250	01/26/28	603,587
	1,000,000		Honeywell International, Inc	0.000	03/10/24	1,219,024
	600,000		International Business Machines Corp	0.650	02/11/32	750,634
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	659,295
	500,000		Kinder Morgan, Inc	2.250	03/16/27	674,340
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	891,285
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	617,043
	500,000		McDonald’s Corp	0.900	06/15/26	635,703
	600,000	z	Metropolitan Life Global Funding I	0.550	06/16/27	752,495
	670,000		Morgan Stanley	1.342	10/23/26	858,641
	400,000	g	OI European Group BV	3.125	11/15/24	501,669
	800,000		Parker-Hannifin Corp	1.125	03/01/25	1,014,562
	600,000		PepsiCo, Inc	0.500	05/06/28	751,601
	$1,075,000		Plains All American Pipeline LP	3.800	09/15/30	1,136,983
EUR	540,000		ProLogis Euro Finance LLC	0.375	02/06/28	667,170
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	602,831
	400,000		Silgan Holdings, Inc	3.250	03/15/25	489,119
	450,000		Stryker Corp	2.625	11/30/30	657,895
	1,100,000		SYSCO Corp	1.250	06/23/23	1,369,868
	700,000		The Procter & Gamble Company	0.625	10/30/24	876,094
	500,000		The Procter & Gamble Company	1.875	10/30/38	761,223
	400,000		Verizon Communications, Inc	1.375	10/27/26	521,136
	400,000		Verizon Communications, Inc	1.875	10/26/29	549,967
	600,000		Walmart, Inc	2.550	04/08/26	828,181
			TOTAL UNITED STATES			43,541,411

			TOTAL CORPORATE BONDS			93,834,244
			(Cost $85,948,769)
319

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 75.4%

ARGENTINA - 0.0%
	$13,818		Argentina Republic Government International Bond	1.000%	07/09/29	$5,734
	397,700		Argentina Republic Government International Bond (Step Bond)	0.125	07/09/30	152,319
			TOTAL ARGENTINA			158,053

AUSTRALIA - 1.9%
AUD	975,000		Australia Government International Bond	1.000	12/21/30	737,738
	3,100,000	z	Australia Government International Bond	2.250	05/21/28	2,618,527
	4,100,000	z	Australia Government International Bond	1.000	11/21/31	3,076,577
	1,750,000	z	Australia Government International Bond	1.750	06/21/51	1,221,462
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,496,597
			TOTAL AUSTRALIA			9,150,901

BELGIUM - 0.5%
EUR	2,125,000	g	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,669,967
			TOTAL BELGIUM			2,669,967

BERMUDA - 0.3%
	$950,000	g	Bermuda Government International Bond	4.750	02/15/29	1,144,275
	340,000	g	Bermuda Government International Bond	2.375	08/20/30	351,900
			TOTAL BERMUDA			1,496,175

BRAZIL - 0.6%
BRL	8,900,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/27	1,862,238
	$1,000,000		Brazilian Government International Bond	3.875	06/12/30	1,030,000
			TOTAL BRAZIL			2,892,238

CANADA - 2.0%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,413,948
	1,950,000		Canadian Government International Bond	1.500	02/01/22	1,546,428
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,596,273
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,486,124
	1,600,000		Province of British Columbia Canada	2.550	06/18/27	1,376,832
	1,600,000		Province of New Brunswick Canada	3.100	08/14/28	1,419,937
	1,000,000		Province of Quebec Canada	2.750	09/01/27	869,521
			TOTAL CANADA			9,709,063

CHILE - 0.4%
CLP	760,000,000	g	Bonos de la Tesoreria de la Republica en pesos	2.300	10/01/28	1,038,625
EUR	650,000		Chile Government International Bond	1.250	01/22/51	768,043
			TOTAL CHILE			1,806,668
320

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CHINA - 8.8%
CNY	46,700,000		China Government International Bond	2.880%	11/05/23	$7,224,854
	29,000,000		China Government International Bond	3.270	11/19/30	4,516,698
	3,300,000		China Government International Bond	3.810	09/14/50	516,643
	15,000,000		China Government International Bond	2.240	03/05/23	2,292,238
	27,700,000		China Government International Bond	2.360	07/02/23	4,236,136
	49,600,000		China Government International Bond	2.940	10/17/24	7,641,748
	60,500,000		China Government International Bond	3.120	12/05/26	9,423,714
	18,900,000		China Government International Bond	3.860	07/22/49	2,963,491
	30,000,000		China Government International Bond	3.390	03/16/50	4,340,139
			TOTAL CHINA			43,155,661

COTE D’IVOIRE - 0.3%
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,329,687
	100,000	g	Ivory Coast Government International Bond	4.875	01/30/32	124,511
			TOTAL COTE D’IVOIRE			1,454,198

CYPRUS - 1.1%
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,834,668
	1,100,000	z	Cyprus Government International Bond	0.625	01/21/30	1,375,915
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	886,209
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	858,586
			TOTAL CYPRUS			4,955,378

DOMINICAN REPUBLIC - 0.5%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	862,234
	15,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	275,727
	$750,000	g	Dominican Republic Government International Bond	4.875	09/23/32	799,875
			TOTAL DOMINICAN REPUBLIC			1,937,836

ECUADOR - 0.1%
	78,000	g	Ecuador Government International Bond	0.000	07/31/30	33,541
	236,250	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/30	125,803
	619,125	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/35	281,702
	283,750	g	Ecuador Government International Bond (Step Bond)	0.500	07/31/40	123,431
			TOTAL ECUADOR			564,477

EGYPT - 1.1%
	500,000	g	Egypt Government International Bond	4.550	11/20/23	519,009
	850,000	g	Egypt Government International Bond	5.750	05/29/24	915,301
EGP	16,250,000		Egypt Government International Bond	15.900	07/02/24	1,087,573
	$550,000	g	Egypt Government International Bond	5.250	10/06/25	586,632
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	1,168,007
	$300,000	g	Egypt Government International Bond	7.053	01/15/32	320,379
	675,000	g	Egypt Government International Bond	8.500	01/31/47	742,677
			TOTAL EGYPT			5,339,578

FRANCE - 3.7%
EUR	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,734,472
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	5,013,714
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	3,205,282
	910,000	g	French Republic Government Bond OAT	0.750	05/25/52	1,199,634
321

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	2,500,000	z	UNEDIC ASSEO	0.250%	07/16/35	$3,101,306
			TOTAL FRANCE			18,254,408

GERMANY - 0.6%
	2,350,000		Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	3,005,908
			TOTAL GERMANY			3,005,908

GHANA - 0.6%
	$333,333	g	Ghana Government International Bond	9.250	09/15/22	351,934
	825,000	g	Ghana Government International Bond	8.125	03/26/32	863,735
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,002,360
GHS	4,300,000		Republic of Ghana Government Bonds	16.500	02/06/23	727,128
			TOTAL GHANA			2,945,157

GREECE - 1.8%
EUR	3,825,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	5,068,634
	575,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	879,342
	2,300,000	g	Hellenic Republic Government International Bond	1.500	06/18/30	2,994,599
			TOTAL GREECE			8,942,575

GUATEMALA - 0.2%
	$200,000	g	Guatemala Government International Bond	5.375	04/24/32	237,000
	775,000	g	Guatemala Government International Bond	6.125	06/01/50	959,062
			TOTAL GUATEMALA			1,196,062

HONDURAS - 0.0%
	200,000	g	Honduras Government International Bond	5.625	06/24/30	224,300
			TOTAL HONDURAS			224,300

HONG KONG - 0.1%
	475,000	g	Airport Authority	1.625	02/04/31	471,831
			TOTAL HONG KONG			471,831

HUNGARY - 0.7%
HUF	378,950,000		Hungary Government International Bond	1.500	04/22/26	1,288,416
EUR	600,000	z	Hungary Government International Bond	1.750	06/05/35	800,864
	850,000	z	Hungary Government International Bond	1.500	11/17/50	1,032,835
			TOTAL HUNGARY			3,122,115

ICELAND - 0.2%
	1,000,000	z	Iceland Government International Bond	0.000	04/15/28	1,201,827
			TOTAL ICELAND			1,201,827

INDIA - 0.0%
	$200,000		Export-Import Bank of India	3.875	03/12/24	214,715
	250,000	g	Export-Import Bank of India	2.250	01/13/31	240,977
			TOTAL INDIA			455,692

INDONESIA - 1.1%
EUR	1,000,000		Indonesia Government International Bond	1.100	03/12/33	1,218,913
322

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

IDR	13,000,000,000		Indonesia Treasury Bond	8.125%	05/15/24	$1,008,598
	22,800,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,696,141
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,868,861
			TOTAL INDONESIA			5,792,513

ISRAEL - 1.2%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,722,726
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,348,275
	$1,250,000	z	State of Israel	3.800	05/13/60	1,454,246
			TOTAL ISRAEL			5,525,247

ITALY - 5.1%
EUR	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	4,008,616
	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	7,188,561
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	5,096,318
	1,000,000		Italy Buoni Poliennali Del Tesoro	0.900	04/01/31	1,244,190
	300,000	g	Italy Buoni Poliennali Del Tesoro	0.950	03/01/37	357,892
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	2,460,660
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,577,994
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,973,000
	950,000	g	Italy Buoni Poliennali Del Tesoro	1.700	09/01/51	1,199,860
			TOTAL ITALY			25,107,091

JAPAN - 15.7%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	126,526
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	203,494
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	288,234
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	133,609
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	6,027,306
	170,000,000		Japan Government Ten Year Bond	0.100	09/20/26	1,640,607
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,379,355
	335,000,000		Japan Government Ten Year Bond	0.100	06/20/29	3,229,730
	322,000,000		Japan Government Ten Year Bond	0.100	09/20/29	3,102,194
	325,000,000		Japan Government Ten Year Bond	0.100	12/20/29	3,128,086
	210,000,000		Japan Government Ten Year Bond	0.100	03/20/30	2,019,876
	425,000,000		Japan Government Ten Year Bond	0.100	06/20/30	4,084,905
	513,000,000		Japan Government Ten Year Bond	0.100	09/20/30	4,926,583
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,556,561
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,273,711
	73,000,000		Japan Government Thirty Year Bond	0.600	09/20/50	684,945
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,613,140
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,580,585
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,312,719
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,768,098
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,491,883
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,628,752
	185,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,726,477
	312,000,000		Japan Government Twenty Year Bond	0.400	09/20/40	2,944,866
	350,000,000		Japan Government Two Year Bond	0.100	03/01/22	3,349,517
	520,000,000		Japan Government Two Year Bond	0.100	12/01/22	4,984,916
			TOTAL JAPAN			78,206,675
323

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

KAZAKHSTAN - 0.2%
KZT	550,000,000	†	National Bank of Kazakhstan Notes	0.000%	07/23/21	$1,230,528
			TOTAL KAZAKHSTAN			1,230,528

KENYA - 0.3%
	$1,200,000	g	Kenya Government International Bond	7.000	05/22/27	1,326,274
			TOTAL KENYA			1,326,274

KOREA, REPUBLIC OF - 2.8%
	200,000		Export-Import Bank of Korea	3.000	11/01/22	208,815
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	505,326
KRW	3,290,000,000		Korea Treasury Bond	1.250	12/10/22	2,960,641
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	2,048,643
	3,800,000,000		Korea Treasury Bond	1.500	03/10/25	3,428,644
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,609,708
	1,200,000,000		Korea Treasury Bond	1.375	12/10/29	1,038,994
	2,815,000,000		Korea Treasury Bond	2.375	09/10/38	2,686,775
			TOTAL KOREA, REPUBLIC OF			14,487,546

LEBANON - 0.0%
	$1,400,000	†,q,z	Lebanon Government International Bond	6.850	03/23/27	177,864
			TOTAL LEBANON			177,864

MACEDONIA - 0.3%
EUR	1,050,000	g	North Macedonia Government International Bond	3.675	06/03/26	1,424,269
			TOTAL MACEDONIA			1,424,269

MALAYSIA - 0.3%
MYR	5,700,000		Malaysia Government International Bond	3.828	07/05/34	1,483,067
			TOTAL MALAYSIA			1,483,067

MEXICO - 0.7%
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,203,763
	13,800,000		Mexican Bonos	7.750	05/29/31	787,426
	$1,300,000		Mexico Government International Bond	3.250	04/16/30	1,376,830
			TOTAL MEXICO			3,368,019

MOROCCO - 0.5%
EUR	850,000	g	Morocco Government International Bond	1.375	03/30/26	1,043,792
	1,100,000	g	Morocco Government International Bond	1.500	11/27/31	1,315,553
			TOTAL MOROCCO			2,359,345

NETHERLANDS - 0.2%
	550,000	g	Netherlands Government International Bond	2.750	01/15/47	1,168,727
			TOTAL NETHERLANDS			1,168,727

NEW ZEALAND - 0.6%
NZD	1,800,000		New Zealand Government International Bond	2.750	04/15/25	1,419,077
	1,700,000		New Zealand Government International Bond	3.000	04/20/29	1,422,210
			TOTAL NEW ZEALAND			2,841,287
324

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500%	11/28/27	$1,428,629
			TOTAL NIGERIA			1,428,629

NORWAY - 1.1%
NOK	9,000,000		City of Oslo Norway	2.050	10/31/24	1,086,989
	35,620,000	g	Norway Government International Bond	1.375	08/19/30	4,284,677
			TOTAL NORWAY			5,371,666

PANAMA - 0.2%
	$1,000,000		Panama Notas del Tesoro	3.750	04/17/26	1,093,400
			TOTAL PANAMA			1,093,400

PARAGUAY - 0.2%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,149,312
			TOTAL PARAGUAY			1,149,312

PERU - 0.5%
PEN	8,300,000	g	Peruvian Government International Bond	5.400	08/12/34	2,497,659
			TOTAL PERU			2,497,659

POLAND - 0.7%
PLN	11,905,000		Republic of Poland Government International Bond	2.750	10/25/29	3,638,156
			TOTAL POLAND			3,638,156

PORTUGAL - 0.8%
EUR	1,275,000	g	Portugal Obrigacoes do Tesouro OT	0.700	10/15/27	1,646,013
	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,556,731
			TOTAL PORTUGAL			4,202,744

REPUBLIC OF SERBIA - 1.0%
EUR	1,700,000	g	Serbia Government International Bond	1.500	06/26/29	2,111,244
	$600,000	g	Serbia Government International Bond	2.125	12/01/30	581,146
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,490,678
	101,500,000		Serbia Treasury Bonds	4.500	08/20/32	1,154,333
			TOTAL REPUBLIC OF SERBIA			5,337,401

ROMANIA - 0.7%
RON	9,500,000		Romanian Government International Bond	4.150	01/26/28	2,608,768
EUR	800,000	g	Romanian Government International Bond	2.000	01/28/32	1,010,510
			TOTAL ROMANIA			3,619,278

RUSSIA - 0.2%
RUB	90,000,000		Russian Federal Bond-OFZ	4.500	07/16/25	1,143,412
			TOTAL RUSSIA			1,143,412

SAUDI ARABIA - 0.3%
	$375,000	g	Saudi Government International Bond	2.900	10/22/25	403,365
	750,000	g	Saudi Government International Bond	2.500	02/03/27	790,315
			TOTAL SAUDI ARABIA			1,193,680
325

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SENEGAL - 0.3%
EUR	1,000,000	g	Senegal Government International Bond	4.750%	03/13/28	$1,283,700
			TOTAL SENEGAL			1,283,700

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	834,595
	16,500,000		South Africa Government International Bond	7.000	02/28/31	931,698
	7,800,000		South Africa Government International Bond	8.750	01/31/44	422,593
			TOTAL SOUTH AFRICA			2,188,886

SPAIN - 3.4%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,493,911
	1,250,000	g	Spain Government International Bond	0.100	04/30/31	1,508,491
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	6,261,915
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,481,939
	1,875,000	g	Spain Government International Bond	0.600	10/31/29	2,396,282
	2,650,000	g	Spain Government International Bond	1.200	10/31/40	3,514,066
			TOTAL SPAIN			16,656,604

SUPRANATIONAL - 2.8%
	$750,000	z	African Export-Import Bank	5.250	10/11/23	823,517
INR	105,000,000		Asian Development Bank	6.200	10/06/26	1,492,537
	$1,250,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,365,613
EUR	650,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	808,922
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,898,801
NZD	1,577,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,166,802
AUD	4,100,000		International Bank for Reconstruction & Development	2.200	02/27/24	3,314,897
CAD	1,600,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,317,011
GBP	700,000		International Finance Corp	0.250	12/15/25	961,734
			TOTAL SUPRANATIONAL			13,149,834

SWEDEN - 0.2%
SEK	9,000,000		Sweden Government International Bond	0.500	11/24/45	1,062,124
			TOTAL SWEDEN			1,062,124

THAILAND - 0.9%
THB	29,000,000		Thailand Government International Bond	2.000	06/17/42	996,927
	30,000,000		Thailand Government International Bond	1.450	12/17/24	1,034,069
	55,000,000		Thailand Government International Bond	3.300	06/17/38	2,254,926
			TOTAL THAILAND			4,285,922

TURKEY - 0.2%
TRY	7,800,000		Turkey Government International Bond	8.500	09/14/22	982,828
			TOTAL TURKEY			982,828
326

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

UKRAINE - 0.8%
UAH	31,000,000		Ukraine Government International Bond	17.000%	05/11/22	$1,167,027
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,325,959
	1,125,000	g	Ukraine Government International Bond	4.375	01/27/30	1,297,154
			TOTAL UKRAINE			3,790,140

UNITED ARAB EMIRATES - 0.4%
	$1,000,000	g	Abu Dhabi Government International Bond	2.700	09/02/70	920,114
	750,000	z	Dubai DOF Sukuk Ltd	2.763	09/09/30	768,014
	250,000	z	Emirate of Dubai Government International Bonds	3.900	09/09/50	240,019
			TOTAL UNITED ARAB EMIRATES			1,928,147

UNITED KINGDOM - 4.8%
GBP	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,694,012
	2,720,000		United Kingdom Gilt	4.750	12/07/30	5,327,248
	3,350,000		United Kingdom Gilt	1.750	09/07/37	5,335,285
	2,000,000		United Kingdom Gilt	1.250	10/22/41	2,961,051
	3,035,000		United Kingdom Gilt	1.500	07/22/47	4,764,941
	1,260,000		United Kingdom Gilt	0.625	10/22/50	1,608,313
			TOTAL UNITED KINGDOM			23,690,850

URUGUAY - 0.3%
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	543,455
	$625,000		Uruguay Government International Bond	4.375	01/23/31	751,569
			TOTAL URUGUAY			1,295,024

UZBEKISTAN - 0.3%
	1,450,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,558,873
			TOTAL UZBEKISTAN			1,558,873

			TOTAL GOVERNMENT BONDS			372,156,789
			(Cost $344,603,540)

			TOTAL BONDS			465,991,033
			(Cost $430,552,309)

SHORT-TERM INVESTMENTS - 4.0%

EGYPT - 0.7%
EGP	52,700,000		Egypt Treasury Bill	12.439-12.632	02/16/21	3,342,855
			TOTAL EGYPT			3,342,855

UKRAINE - 0.2%
UAH	24,000,000		Ukraine Treasury Bill	0.000	10/27/21	787,114
			TOTAL UKRAINE			787,114

UNITED STATES - 2.9%
	$4,553,000		Federal Home Loan Bank (FHLB)	0.080	02/11/21	4,552,949
	10,000,000		FHLB	0.080	02/19/21	9,999,800
			TOTAL UNITED STATES			14,552,749
327

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REPURCHASE AGREEMENT - 0.2%

UNITED STATES - 0.2%
$1,000,000	r	Fixed Income Clearing Corp (FICC)	0.040%	02/01/21	$1,000,000
		TOTAL UNITED STATES			1,000,000
		TOTAL REPURCHASE AGREEMENT			1,000,000

		TOTAL SHORT-TERM INVESTMENTS			19,682,718
		(Cost $19,642,841)

		TOTAL INVESTMENTS - 99.5%			490,849,609
		(Cost $455,449,652)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			2,670,179
		NET ASSETS - 100.0%			$493,519,788

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
328

TIAA-CREF FUNDS - International Bond Fund

‡	Perpetual security.
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 01/31/2021, the aggregate value of these securities is $112,354,694 or 22.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 0.040% dated 01/31/21 to be repurchased at $1,000,000 on 02/01/2021, collateralized by U.S. Treasury Notes valued at $1,020,035.
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
329

TIAA-CREF FUNDS - International Bond Fund

Forward foreign currency contracts outstanding as of January 31, 2021 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$638,506	AUD	821,540	Australia and New Zealand Banking Group	02/26/21	$10,558
	$118,986	EUR	97,747	Australia and New Zealand Banking Group	02/26/21	303
	$108,569	EUR	91,082	Australia and New Zealand Banking Group	02/26/21	(2,022)
	$336,228	EUR	275,260	Australia and New Zealand Banking Group	02/26/21	2,009
	$1,397,342	EUR	1,148,356	Australia and New Zealand Banking Group	02/26/21	3,018
	$716,819	EUR	590,908	Australia and New Zealand Banking Group	02/26/21	(657)
	$1,108,834	EUR	912,300	Australia and New Zealand Banking Group	02/26/21	1,128
	$4,317,088	JPY	450,391,046	Australia and New Zealand Banking Group	02/26/21	16,281
	$3,970,194	NZD	5,680,706	Australia and New Zealand Banking Group	02/26/21	(111,997)
Total						$(81,379)
	$2,143,862	THB	64,342,439	Bank of America	03/01/21	$(5,682)
JPY	86,145,109		$825,733	Bank of America	02/26/21	(3,129)
Total						$(8,811)
	$1,871,395	BRL	10,085,882	Citibank, N.A.	02/26/21	$29,272
	$14,074,676	KRW	15,504,522,299	Citibank, N.A.	02/26/21	209,624
	$1,822,089	PLN	6,818,647	Citibank, N.A.	02/26/21	(8,926)
Total						$229,970
	$11,058,247	CAD	14,377,336	Morgan Stanley	02/26/21	$(185,871)
	$1,350,670	EUR	1,097,290	Morgan Stanley	02/26/21	18,350
	$902,673	EUR	741,498	Morgan Stanley	02/26/21	2,352
	$2,051,770	ILS	6,731,958	Morgan Stanley	03/01/21	571
	$61,666,227	JPY	6,427,474,504	Morgan Stanley	02/26/21	289,932
EUR	748,654		$921,529	Morgan Stanley	02/26/21	(12,520)
	$551,305	ZAR	8,362,260	Morgan Stanley	02/26/21	371
Total						$113,185
	$11,411,379	AUD	15,540,486	Toronto Dominion Bank	02/26/21	$(467,062)
	$30,344,853	CNY	197,000,000	Toronto Dominion Bank	02/26/21	(138,224)
	$1,141,227	EUR	943,481	Toronto Dominion Bank	02/26/21	-4,340
	$141,440,586	EUR	118,488,231	Toronto Dominion Bank	02/26/21	(2,426,887)
	$338,076	EUR	274,369	Toronto Dominion Bank	02/26/21	4,939
	$720,858	EUR	592,415	Toronto Dominion Bank	02/26/21	1,553
	$1,122,782	EUR	912,318	Toronto Dominion Bank	02/26/21	15,052
	$726,208	GBP	546,763	Toronto Dominion Bank	02/26/21	(23,029)
	$1,483,056	GBP	1,088,991	Toronto Dominion Bank	02/26/21	(9,203)
	$943,825	GBP	697,662	Toronto Dominion Bank	02/26/21	(12,191)
	$1,198,746	GBP	899,980	Toronto Dominion Bank	02/26/21	(34,509)
	$27,224,483	GBP	20,356,770	Toronto Dominion Bank	02/26/21	(670,686)
	$1,477,850	GBP	1,087,062	Toronto Dominion Bank	02/26/21	(11,766)
	$5,004,398	JPY	522,391,073	Toronto Dominion Bank	02/26/21	16,058
	$5,306,895	NOK	47,034,324	Toronto Dominion Bank	02/26/21	(184,312)
	$1,052,787	SEK	8,959,930	Toronto Dominion Bank	02/26/21	(19,720)
KRW	1,549,120,000		$1,390,280	Toronto Dominion Bank	02/26/21	(4,967)
Total						$(3,969,294)
Total						$(3,716,329)
330

TIAA-CREF FUNDS - International Bond Fund

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand
331

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2021

		% OF
SECTOR	VALUE	NET ASSETS

GOVERNMENT	$371,347,868	75.3%
FINANCIALS	35,676,892	7.2
INDUSTRIALS	9,773,146	2.0
HEALTH CARE	9,052,044	1.8
CONSUMER STAPLES	7,908,739	1.6
UTILITIES	6,757,113	1.4
INFORMATION TECHNOLOGY	6,468,552	1.3
MATERIALS	6,416,582	1.3
CONSUMER DISCRETIONARY	5,446,633	1.1
COMMUNICATION SERVICES	4,966,397	1.0
ENERGY	4,644,781	0.9
REAL ESTATE	2,708,144	0.6
SHORT-TERM INVESTMENTS	19,682,718	4.0
OTHER ASSETS & LIABILITIES, NET	2,670,179	0.5

NET ASSETS	$493,519,788	100.0%
332

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Trustee’s (“Board”). Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

• Level 1 – Inputs are unadjusted and prices are determined using quoted prices inactive markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

As of January 31, 2021, 100% of the value of investments in the Large-Cap Growth Index Fund was valued based on Level 1 inputs.

Transfers between levels are recognized at the end of the reporting period. For the period ended January 31, 2021, the Emerging Markets Debt Fund has material transfers from Level 3 to Level 2 as a result of various market related factors. Please refer to the Level 3 reconciliation below.

The following table summarizes the market value of the Funds’ investments as of January 31, 2021, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity Investments:
Consumer discretionary	$805,543,588	$33,966,195	$—	$839,509,783
Consumer staples	336,926,522	32,030,491	—	368,957,013
Health care	736,887,914	74,676,480	—	811,564,394
Industrials	458,880,725	33,924,269	—	492,804,994
Utilities	65,138,964	22,738,203		87,877,167
All other equity investments*	3,133,570,259	—	—	3,133,570,259
Short-term investments	110,770	36,146,988	—	36,257,758
Purchased options**	876,480	—	—	876,480
Written options**	(13,821,988)	—	—	(13,821,988)
Total	$5,524,113,234	$233,482,626	$—	$5,757,595,860
333

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Growth
Equity Investments:
Communication services	$1,093,306,376	$88,829,609	$—	$1,182,135,985
Consumer discretionary	1,197,499,219	132,639,856	—	1,330,139,075
Consumer Staples	312,313,486	27,982,881	—	340,296,367
Health care	725,825,179	128,771,949	—	854,597,128
Industrials	325,209,502	51,552,089	—	376,761,591
Information technology	2,232,597,488	58,946,021	—	2,291,543,509
All other equity investments *	102,004,703	—	—	102,004,703
Short-term investments	5,610,502	19,818,932	—	25,429,434
Total	$5,994,366,455	$508,541,337	$—	$6,502,907,792
Large-Cap Value
Equity Investments *	$5,041,296,181	$—	$—	$5,041,296,181
Short-term investments	—	18,260,867	—	18,260,867
Total	$5,041,296,181	$18,260,867	$—	$5,059,557,048
Mid-Cap Growth
Equity Investments:
Communication services	$110,484,502	$6,772,491	$—	$117,256,993
Consumer Discretionary	305,077,952	43,526,013	—	348,603,965
Consumer Staples	26,803,499	16,961,588	—	43,765,087
Industrials	128,695,908	11,290,531	—	139,986,439
Information Technology	520,753,025	31,224,459	—	551,977,484
All other equity investments*	422,443,382	—	—	422,443,382
Short-term investments	4,821,209	6,529,767	—	11,350,976
Total	$1,519,079,477	$116,304,849	$—	$1,635,384,326
Mid-Cap Value
Equity investments*	$1,966,603,901	$—	$—	$1,966,603,901
Short-term investments	—	3,035,000	—	3,035,000
Total	$1,966,603,901	$3,035,000	$—	$1,969,638,901
Quant Small-Cap Equity
Equity investments*	$2,975,295,834	$—	$—	2,975,295,834
Short-term investments	50,677,802	4,879,945	—	55,557,747
Futures**	96,749	—	—	96,749
Total	$3,026,070,385	$4,879,945	$—	$3,030,950,330
Quant Small/Mid-Cap Equity
Equity Investments*	$1,073,200,570	$—	$—	$1,073,200,570
Short-term investments	2,361,658	3,095,000	—	5,456,658
Total	$1,075,562,228	$3,095,000	$—	$1,078,657,228
Social Choice Equity
Equity Investments:
Financials	$700,671,304	$—	$3,382	$700,674,686
All other Equity Investments *	5,524,877,502	—	—	5,524,877,502
Short-term investments	31,179,346	96,379,958	—	127,559,304
Futures**	(1,401,899)	—	—	(1,401,899)
Total	$6,255,326,253	$96,379,958	$3,382	$6,351,709,593
Social Choice Low Carbon Equity
Equity Investments:
Financials	$67,520,929	$—	$131	$67,521,060
All other Equity Investments *	507,209,592	—	—	507,209,592
Short-term investments	1,208,782	8,912,811	—	10,121,593
Futures**	(224,317)	—	—	(224,317)
Total	$575,714,986	$8,912,811	$131	$584,627,928
334

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity Investments:
Africa/Middle East	$23,927,745	$52,416,244	$—	$76,343,989
Asia	271,876,493	831,338,002	3,582	1,103,218,077
Europe	39,912,668	63,176,077	—	103,088,745
Latin America	126,153,457	175,344,543	—	301,498,000
All other equity investments*	17,155,389	—	—	17,155,389
Short-term investments	30,567,867	29,424,845	—	59,992,712
Total	$509,593,619	$1,151,699,711	$3,582	$1,661,296,912
International Equity
Equity Investments:
Asia	$155,995,753	$1,424,699,482	$—	$1,580,695,235
Europe	57,052,442	3,359,109,859	—	3,416,162,301
All other Equity Investments *	78,412,901	499,745,522	—	578,158,423
Short-term investments	—	179,202,336	—	179,202,336
Total	$291,461,096	$5,462,757,199	$—	$5,754,218,295
International Opportunities
Equity Investments:
Asia	$66,327,691	$434,441,541	$—	$500,769,232
Europe	—	1,075,333,079	1,725	1,075,334,804
Latin America	48,831,559	85,930,614	—	134,762,173
North America	20,016,611	139,502,029	—	159,518,640
All other Equity Investments *	—	153,904,032	—	153,904,032
Short-term investments	37,906,519	49,251,757	—	87,158,276
Total	$173,082,380	$1,938,363,052	$1,725	$2,111,447,157
Quant International Small-Cap Equity
Equity Investments:
Africa/Middle East	$11,977,569	$33,065,454	$—	$45,043,023
Asia	8,013,947	446,080,966	—	454,094,913
Europe	1,264,445	462,155,731	—	463,420,176
North America	21,991,641	63,048,073	—	85,039,714
All other Equity Investments *	—	102,768,833	—	102,768,833
Short-term investments	22,850,567	—	—	22,850,567
Total	$66,098,169	$1,107,119,057	$—	$1,173,217,226
Social Choice International Equity
Equity Investments:
Europe	$5,241,688	$391,847,812	$—	$397,089,500
All other Equity Investments *	—	256,151,977	—	256,151,977
Short-term investments	4,888,798	18,610,808	—	23,499,606
Futures**	(66,966)	—	—	(66,966)
Total	$10,063,520	$666,610,597	$—	$676,674,117
Equity Index
Equity investments:
Financials	$3,213,025,104	$—	$4,176	$3,213,029,280
Health care	4,358,176,804	—	84,460	4,358,261,264
Industrials	2,732,718,131	—	10,542	2,732,728,673
All other equity investments*	19,987,279,033	—	—	19,987,279,033
Short-term investments	72,743,560	194,226,681	—	266,970,241
Futures contracts**	(4,253,179)	—	—	(4,253,179)
Total	$30,359,689,453	$194,226,681	$99,178	$30,554,015,312
335

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value Index
Equity investments*	$7,532,497,357	$—	$—	$7,532,497,357
Short-term investments	19,527,668	4,830,000	—	24,357,668
Total	$7,552,025,025	$4,830,000	$—	$7,556,855,025
S&P 500 Index
Equity investments*	$6,998,175,483	$—	$—	$6,998,175,483
Short-term investments	4,686,260	13,846,974	—	18,533,234
Futures contracts**	(219,477)	—	—	(219,477)
Total	$7,002,642,266	$13,846,974	$—	$7,016,489,240
Small-Cap Blend Index
Equity investments:
Financials	$641,140,003	$—	$8,640	$641,148,643
Health care	903,205,989	—	106,394	903,312,383
Industrials	649,590,075	—	33,039	649,623,114
All other equity investments*	2,066,357,721	—	—	2,066,357,721
Short-term investments	143,525,851	—	—	143,525,851
Total	$4,403,819,639	$—	$148,073	$4,403,967,712
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$233,669,265	$—	$233,669,265
Asia	545,134,787	2,620,356,730	63,423	3,165,554,940
Europe	35,081,102	79,829,507	—	114,910,609
Latin America	—	189,620,312	—	189,620,312
North America	82,840,875	—	—	82,840,875
All other equity investments*	13,849,078	395,763,369	795	409,613,242
Short-term investments	15,079,311	540,000	—	15,619,311
Total	$691,985,153	$3,519,779,183	$64,218	$4,211,828,554
International Equity Index
Equity investments:
Asia	$3,422,580	$4,433,720,011	$—	$4,437,142,591
Australasia	—	1,260,555,436	3,024	1,260,558,460
Europe	9,504,695	8,781,553,247	—	8,791,057,942
All other equity investments*	47,218,256	1,080,340,168	1,668	1,127,560,092
Short-term investments	18,875,449	64,653,705	—	83,529,154
Futures contracts**	(1,958,844)	—	—	(1,958,844)
Total	$77,062,136	$15,620,822,567	$4,692	$15,697,889,395
Emerging Markets Debt
Africa/Middle East	$—	$163,780,579	$4,998,436	$168,779,015
Asia	—	130,067,243	1,375,954	131,443,197
Europe	—	90,610,140	3,319,279	93,929,419
Latin America	279,650	228,004,641	11,636,542	239,920,833
All other debt investments*	—	2,184,981	—	2,184,981
Short-term investments	—	13,932,288	—	13,932,288
Total	$279,650	$628,579,872	$21,330,211	$650,189,733
336

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
International Bond
Africa/Middle East	$—	$32,129,763	$177,864	$32,307,627
Asia	—	160,185,427	1,230,528	161,415,955
Australasia	—	13,226,775	—	13,226,775
Europe	—	167,062,961	723,268	167,786,229
Latin America	—	25,942,192	—	25,942,192
North America	—	57,338,279	—	57,338,279
All other debt investments*	—	13,149,834	—	13,149,834
Short-term investments	—	19,682,718	—	19,682,718
Forward foreign currency contracts**	—	(3,716,329)	—	(3,716,329)
Total	$—	$485,001,620	$2,131,660	$487,133,280

*	For detailed categories, see the accompanying Schedule portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

The following table is reconciliation of the Emerging Markets Debt Fund’s invesments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2020	$23,258,282
Purchases	826,591
Sales	(2,461,429)
Gains (losses)	(1,232,699)
Change in unrealized appreciation (depreciation)	3,598,166
Transfers out of Level 3	(2,658,700)
Balance as of January 31, 2021	$21,330,211

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of January 31, 2021:

Fund	Fair value as of January 31, 2021	Valuation technique	Unobservable input	Range (weighted average)§
Bank loan obligations	$7,383,125	Broker quote	*
Corporate bonds	4,722,103	Recent market transaction	Discount	39.0%-99.3% (61.7%)
Government bonds	1,375,954	Broker quote	*
Government bonds	4,529,750	Recent market transaction	Discount	47.0%-87.4% (48.2%)
Structured assets	3,319,279	Broker quote	*
Total	$21,330,211

*	Single source broker quote.
§	Unobservable inputs were weighted by the relative fair value of the instruments.

A12448-A (3/21)

337